UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2014

Item 1. Reports to Stockholders

Fidelity®

Conservative Income Bond

Fund

Fidelity Conservative Income Bond

Fund

Institutional Class

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Conservative Income Bond Fund, or 1-877-208-0098 for Institutional Class of the fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Conservative Income Bond	.40%
Actual		$ 1,000.00	$ 1,002.10	$ 1.99
Hypothetical A		$ 1,000.00	$ 1,022.81	$ 2.01
Institutional Class	.30%
Actual		$ 1,000.00	$ 1,002.70	$ 1.49
Hypothetical A		$ 1,000.00	$ 1,023.31	$ 1.51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of Fund's investments 2/28/14	% of Fund's investments 8/31/13
0 - 30	40.9	22.8
31 - 90	12.0	27.9
91 - 180	12.8	10.4
181 - 397	2.8	12.0
> 397	31.5	26.9

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and permissible maturity shortening features other than interest rates.

Weighted Average Maturity as of February 28, 2014
6 months ago
Years	0.7	0.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2014
6 months ago
Years	0.5	0.4

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2014*		As of August 31, 2013**
	Corporate Bonds 44.6%		Corporate Bonds 54.7%
	Municipal Securities 19.8%		Municipal Securities 10.2%
	Certificates of Deposit 5.8%		Certificates of Deposit 6.9%
	Commercial Paper 4.6%		Commercial Paper 9.2%
	Cash and Cash Equivalents 25.0%		Cash and Cash Equivalents 18.8%
	Net Other Assets (Liabilities) 0.2%		Net Other Assets (Liabilities) 0.2%
* Foreign investments	19.4%	** Foreign investments	26.9%

Semiannual Report

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 44.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.0%
Automobiles - 3.0%
Daimler Finance North America LLC:
0.8421% 1/9/15 (b)(c)	$ 35,000,000	$ 35,119,280
0.9176% 8/1/16 (b)(c)	7,540,000	7,579,932
1.0204% 4/10/14 (b)(c)	18,510,000	18,524,456
1.65% 4/10/15 (b)	5,000,000	5,051,750
Volkswagen International Finance NV:
0.8346% 11/20/14 (b)(c)	30,000,000	30,097,830
0.8566% 4/1/14 (b)(c)	1,805,000	1,805,668
0.9959% 3/21/14 (b)(c)	11,000,000	11,003,740
		109,182,656
CONSUMER STAPLES - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 11/15/14	11,035,000	11,409,649
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Schlumberger Investment SA 0.7919% 9/12/14 (b)(c)	7,500,000	7,520,040
Total Capital Canada Ltd. 0.6189% 1/15/16 (c)	15,000,000	15,092,970
TransCanada PipeLines Ltd. 0.9269% 6/30/16 (c)	13,084,000	13,183,739
		35,796,749
FINANCIALS - 34.9%
Capital Markets - 1.9%
JPMorgan Chase & Co.:
0.8% 4/23/15	16,000,000	16,043,072
0.8544% 2/26/16 (c)	10,000,000	10,054,190
0.8989% 10/15/15 (c)	20,000,000	20,101,340
1.1% 10/15/15	2,390,000	2,404,087
1.875% 3/20/15	10,000,000	10,137,130
Morgan Stanley 1.4849% 2/25/16 (c)	4,000,000	4,059,164
The Bank of New York Mellon Corp. 0.5054% 7/28/14 (c)	5,000,000	5,004,865
		67,803,848
Commercial Banks - 19.1%
Bank of Montreal 0.7126% 9/11/15 (c)	30,290,000	30,441,935
Bank of Tokyo-Mitsubishi UFJ Ltd.:
0.6844% 2/26/16 (b)(c)	25,000,000	25,026,975
3.85% 1/22/15 (b)	20,051,000	20,610,643
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Banque Federative du Credit Mutuel SA:
1.0854% 10/28/16 (b)(c)	$ 26,765,000	$ 26,855,974
1.0871% 1/20/17 (b)(c)	25,000,000	25,007,175
BNP Paribas 2.9951% 12/20/14 (c)	9,000,000	9,189,261
BNP Paribas SA 0.8319% 12/12/16 (c)	14,273,000	14,316,047
BPCE SA:
1.0839% 2/10/17 (c)	15,000,000	15,047,430
1.4886% 4/25/16 (c)	71,375,000	72,251,057
Branch Banking & Trust Co.:
0.5654% 10/28/15 (c)	15,000,000	15,024,690
0.6666% 12/1/16 (c)	10,000,000	10,021,590
Capital One NA 0.6959% 3/22/16 (c)	10,000,000	10,010,370
Commonwealth Bank of Australia:
0.7451% 9/20/16 (b)(c)	10,000,000	10,055,570
0.9739% 3/17/14 (b)(c)	6,116,000	6,117,884
1.0429% 9/18/15 (b)(c)	30,000,000	30,318,780
Credit Agricole SA:
1.0961% 10/3/16 (b)(c)	10,000,000	10,061,210
1.3989% 4/15/16 (b)(c)	21,700,000	21,996,270
Fifth Third Bank 0.7459% 11/18/16 (c)	15,000,000	15,026,475
KeyBank NA 0.7249% 11/25/16 (c)	20,807,000	20,852,068
Lloyds TSB Bank PLC 4.375% 1/12/15 (b)	2,660,000	2,744,061
National Australia Bank Ltd. 0.9617% 4/11/14 (b)(c)	21,950,000	21,964,772
PNC Funding Corp.:
4.25% 9/21/15	7,267,000	7,657,812
5.4% 6/10/14	2,840,000	2,877,522
Royal Bank of Canada:
0.4629% 12/16/15 (c)	20,000,000	20,028,400
0.5379% 4/17/14 (c)	4,850,000	4,851,300
0.7016% 9/9/16 (c)	10,000,000	10,049,920
Societe Generale 3.1% 9/14/15 (b)	16,272,000	16,836,036
Societe Generale SA 1.2917% 4/11/14 (b)(c)	40,000,000	40,036,720
Sumitomo Mitsui Banking Corp.:
0.6704% 1/10/17 (c)	25,000,000	25,063,575
0.9066% 7/19/16 (c)	15,000,000	15,113,610
1.1871% 7/22/14 (b)(c)	4,108,000	4,121,035
1.9% 1/12/15 (b)	5,300,000	5,348,792
Sumitomo Mitsui Trust Bank Ltd. 1.0239% 9/16/16 (b)(c)	5,000,000	5,033,835
The Toronto Dominion Bank 0.7016% 9/9/16 (c)	20,000,000	20,079,820
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Union Bank NA 0.9959% 9/26/16 (c)	$ 20,000,000	$ 20,192,940
Wells Fargo & Co.:
1.1659% 6/26/15 (c)	10,000,000	10,107,120
1.25% 2/13/15	5,454,000	5,501,586
Wells Fargo Bank NA 0.5166% 7/20/15 (c)	15,000,000	15,032,880
Westpac Banking Corp. 1.0059% 9/25/15 (c)	50,000,000	50,418,600
		691,291,740
Consumer Finance - 4.1%
American Express Credit Corp.:
0.6866% 11/13/15 (c)	20,000,000	20,097,040
0.7461% 7/29/16 (c)	10,000,000	10,088,720
1.3419% 6/12/15 (c)	15,000,000	15,194,430
Capital One Financial Corp.:
0.8765% 11/6/15 (c)	5,000,000	5,016,380
1.3889% 7/15/14 (c)	3,865,000	3,876,908
2.15% 3/23/15	3,245,000	3,299,905
Caterpillar Financial Services Corp. 0.4744% 2/26/16 (c)	7,283,000	7,299,664
Ford Motor Credit Co. LLC:
1.3333% 8/28/14 (c)	11,400,000	11,448,678
8.7% 10/1/14	5,840,000	6,109,160
General Electric Capital Corp.:
0.5029% 9/15/14 (c)	5,000,000	5,006,120
0.8394% 1/8/16 (c)	5,271,000	5,309,041
0.8699% 4/7/14 (c)	6,269,000	6,272,824
0.8917% 7/12/16 (c)	15,000,000	15,144,315
0.9371% 4/24/14 (c)	25,000,000	25,018,725
2.15% 1/9/15	9,380,000	9,527,060
		148,708,970
Diversified Financial Services - 9.7%
Bank of America Corp.:
1.0659% 3/22/16 (c)	23,550,000	23,703,452
1.5% 10/9/15	10,850,000	10,966,388
1.7917% 7/11/14 (c)	3,683,000	3,699,655
4.75% 8/1/15	5,410,000	5,711,867
5.375% 6/15/14	25,000,000	25,331,875
Barclays Bank PLC 5.2% 7/10/14	11,645,000	11,839,460
BP Capital Markets PLC:
0.5665% 11/6/15 (c)	20,000,000	20,066,680
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
BP Capital Markets PLC: - continued
0.8426% 3/11/14 (c)	$ 5,575,000	$ 5,575,541
Citigroup, Inc.:
0.5156% 11/5/14 (c)	39,157,000	39,164,440
0.9159% 11/15/16 (c)	10,000,000	10,049,380
1.0366% 4/1/16 (c)	3,489,000	3,509,882
1.1766% 4/1/14 (c)	3,936,000	3,938,322
1.1986% 7/25/16 (c)	30,000,000	30,334,620
2.25% 8/7/15	25,000,000	25,503,925
4.587% 12/15/15	10,000,000	10,646,610
Deutsche Bank AG London Branch 0.8466% 2/13/17 (c)	15,000,000	15,060,855
ING Bank NV:
1.6416% 6/9/14 (b)(c)	4,500,000	4,514,319
1.8859% 9/25/15 (b)(c)	6,922,000	7,070,442
JPMorgan Chase & Co.:
2.6% 1/15/16	20,140,000	20,796,403
3.4% 6/24/15	36,896,000	38,214,183
MetLife Institutional Funding II:
0.6129% 1/6/15 (b)(c)	25,000,000	25,068,575
1.1429% 4/4/14 (b)(c)	12,906,000	12,915,731
		353,682,605
Insurance - 0.1%
Metropolitan Life Global Funding I 0.7689% 7/15/16 (b)(c)	5,000,000	5,034,215
TOTAL FINANCIALS		1,266,521,378
HEALTH CARE - 0.7%
Pharmaceuticals - 0.7%
AbbVie, Inc. 0.9965% 11/6/15 (c)	12,000,000	12,124,392
Teva Pharmaceutical Finance III BV 0.7459% 3/21/14 (c)	13,375,000	13,377,809
		25,502,201
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 1.4%
Computers & Peripherals - 0.7%
Hewlett-Packard Co.:
0.6333% 5/30/14 (c)	$ 12,961,000	$ 12,968,945
2.2% 12/1/15	13,000,000	13,308,750
		26,277,695
IT Services - 0.7%
The Western Union Co. 1.2336% 8/21/15 (c)	15,000,000	15,111,840
Xerox Corp. 1.0559% 5/16/14 (c)	8,046,000	8,053,821
		23,165,661
TOTAL INFORMATION TECHNOLOGY		49,443,356
MATERIALS - 1.0%
Metals & Mining - 1.0%
Rio Tinto Finance (U.S.A.) PLC:
0.7944% 6/19/15 (c)	30,000,000	30,100,530
1.0839% 6/17/16 (c)	5,500,000	5,547,377
		35,647,907
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
AT&T, Inc. 0.6189% 2/12/16 (c)	2,031,000	2,034,546
BellSouth Corp. 4.117% 4/26/21 (b)(c)	40,000,000	40,191,920
Verizon Communications, Inc. 1.7729% 9/15/16 (c)	40,000,000	41,112,360
		83,338,826
TOTAL NONCONVERTIBLE BONDS (Cost $1,610,163,162)		1,616,842,722
Municipal Securities - 19.8%

Alaska Hsg. Fin. Corp. Home Mtg. Rev. Series 2007, 0.19% 3/7/14 (Liquidity Facility Landesbank Baden-Wuerttemberg New York Branch), VRDN (c)	63,545,000	63,545,000
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1995, 0.34% 3/7/14, VRDN (c)(d)	200,000	200,000
Charleston Edl. Excellence Fing. Corp. Rev. Participating VRDN Series ROC II R 471, 0.05% 3/7/14 (Liquidity Facility Citibank NA) (c)(e)	24,750,000	24,750,000
Municipal Securities - continued
	Principal Amount	Value
Clark County Fuel Tax Series 2008 A, 0.28% 3/7/14 (Liquidity Facility Landesbank Baden-Wurttemberg), VRDN (c)(d)	$ 36,805,000	$ 36,805,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.34% 3/7/14, VRDN (c)(d)	23,160,000	23,160,000
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (WDC I LP Dev. Proj.) Series 2000, 0.22% 3/7/14, LOC SunTrust Banks, Inc., VRDN (c)(d)	5,765,000	5,765,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.):
Series 2002, 0.33% 3/3/14, VRDN (c)(d)	64,400,000	64,400,000
Series 2004 A, 0.28% 3/3/14, VRDN (c)	66,010,000	66,010,000
Illinois Gen. Oblig. Series 2011, 4.026% 3/1/14	21,100,000	21,100,000
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.3% 3/7/14, VRDN (c)(d)	9,950,000	9,950,000
Los Angeles Reg'l. Arpts. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) Series 1991, 0.4% 3/7/14, LOC Societe Generale, VRDN (c)(d)	1,425,000	1,425,000
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2002, 0.09% 3/7/14, LOC SunTrust Banks, Inc., VRDN (c)	6,375,000	6,375,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN Series DCL 08 005, 0.27% 3/7/14 (Liquidity Facility Dexia Cr. Local SA) (c)(e)	14,805,000	14,805,000
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 0.34% 3/7/14, VRDN (c)(d)	3,000,000	3,000,000
Mercer County Gen. Oblig. Series 2011, 0.18% 3/7/14 (Liquidity Facility PNC Bank NA), VRDN (c)	8,300,000	8,300,000
New York City Gen. Oblig. Series 2008 J, 0.45% 3/7/14 (Liquidity Facility Dexia Cr. Local SA), VRDN (c)	38,240,000	38,240,000
New York Hsg. Fin. Agcy. Rev. Series 2005 A, 0.07% 3/7/14, LOC Landesbank Hessen-Thuringen, VRDN (c)(d)	19,100,000	19,100,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN Series ROC II R 11711, 0.28% 3/7/14 (Liquidity Facility Citibank NA) (c)(e)	23,300,000	23,300,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.28% 3/3/14, VRDN (c)	50,375,000	50,375,000
Series 2004, 0.45% 3/7/14, VRDN (c)(d)	12,000,000	12,000,000
Series 2010 B, 0.28% 3/3/14, VRDN (c)	30,815,000	30,815,000
Series 2010 C, 0.28% 3/3/14, VRDN (c)	66,600,000	66,600,000
Series 2010 D, 0.28% 3/3/14, VRDN (c)	10,000,000	10,000,000
Municipal Securities - continued
	Principal Amount	Value
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.31% 3/7/14, VRDN (c)	$ 11,550,000	$ 11,550,000
Series 2010 B1, 0.3% 3/7/14, VRDN (c)	47,100,000	47,100,000
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig. Series 2013 D, 1.034% 6/1/15 (c)	40,000,000	40,176,400
Stanton County Indl. Dev. Rev. Series 1998, 0.34% 3/7/14, VRDN (c)(d)	1,200,000	1,200,000
Washington Gen. Oblig. Participating VRDN Series DB 606, 0.05% 3/7/14 (Liquidity Facility Deutsche Bank AG) (c)(e)	5,600,000	5,600,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series MS 3354, 0.23% 3/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(e)	12,855,000	12,855,000
TOTAL MUNICIPAL SECURITIES (Cost $718,325,000)		718,501,400
Certificates of Deposit - 5.8%

Bank of Nova Scotia yankee 0.6826% 9/11/15 (c)	15,000,000	15,063,840
Barclays Bank PLC yankee:
0.56% 10/30/14	25,000,000	25,033,693
0.68% 8/18/14	75,000,000	75,152,676
BNP Paribas New York Branch yankee 0.6% 8/19/14	25,000,000	25,034,468
Lloyds TSB Bank PLC New York Branch yankee 0.56% 8/25/14	30,000,000	30,044,331
Sumitomo Mitsui Banking Corp. yankee 0.6466% 4/1/15 (c)	40,000,000	40,077,280
TOTAL CERTIFICATES OF DEPOSIT (Cost $209,984,755)		210,406,288
Commercial Paper - 4.6%

ABN AMRO Funding U.S.A. LLC 0.35% 6/18/14	41,675,000	41,646,094
BPCE SA yankee 0.46% 8/1/14	44,000,000	43,929,921
Credit Agricole North America yankee 0.45% 3/3/14	30,000,000	29,999,751
Societe Generale North America, Inc. yankee 0.44% 3/3/14	50,000,000	49,999,585
TOTAL COMMERCIAL PAPER (Cost $165,542,844)		165,575,351
Money Market Funds - 15.5%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (a) (Cost $563,947,948)	563,947,948	$ 563,947,948
Cash Equivalents - 9.5%
	Maturity Amount
With:
Mizuho Securities U.S.A., Inc. at 1.4%, dated:
10/22/13 due 4/17/14 (Collateralized by Corporate Obligations valued at $59,135,291, 0%- 6.54%, 4/15/14 - 12/25/43)	$ 55,378,583	55,021,450
1/15/14 due 8/12/14 (Collateralized by Mortgage Loan Obligations valued at $69,111,031, 0%- 7.38%, 4/15/14 - 6/25/47)	65,528,306	65,086,450
Morgan Stanley & Co., Inc. at:
1.5%, dated 9/5/13 due 6/4/14 (Collateralized by Corporate Obligations valued at $32,641,650, 5.37%- 8.15%, 3/15/19 - 11/10/45)	30,340,000	30,002,100
1.56%, dated 6/11/13 due 3/7/14 (Collateralized by Corporate Obligations valued at $102,774,711, 0%- 13.5%, 11/20/14 - 8/15/56)	96,107,383	95,007,600
RBS Securities, Inc. at 1.6%, dated 7/9/13 due 7/2/14 (Collateralized by U.S. Government Obligations valued at $104,764,519, 0.56%- 11.5%, 6/1/17 - 1/20/64)	101,591,111	100,017,000
TOTAL CASH EQUIVALENTS (Cost $345,000,000)		345,134,600
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $3,612,963,709)		3,620,408,309
NET OTHER ASSETS (LIABILITIES) - 0.2%		5,942,975
NET ASSETS - 100%		$ 3,626,351,284
Security Type Abbreviations
VRDN	-	Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $483,633,630 or 13.3% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 155,742
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,616,842,722	$ -	$ 1,616,842,722	$ -
Municipal Securities	718,501,400	-	718,501,400	-
Certificates of Deposit	210,406,288	-	210,406,288	-
Commercial Paper	165,575,351	-	165,575,351	-
Money Market Funds	563,947,948	563,947,948	-	-
Cash Equivalents	345,134,600	-	345,134,600	-
Total Investments in Securities:	$ 3,620,408,309	$ 563,947,948	$ 3,056,460,361	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	80.6%
France	5.8%
Australia	3.3%
Canada	3.1%
Japan	2.7%
United Kingdom	2.0%
Netherlands	1.5%
Others (Individually Less Than 1%)	1.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $345,134,600) - See accompanying schedule: Unaffiliated issuers (cost $3,049,015,761)	$ 3,056,460,361
Fidelity Central Funds (cost $563,947,948)	563,947,948
Total Investments (cost $3,612,963,709)		$ 3,620,408,309
Receivable for fund shares sold		4,100,625
Interest receivable		9,084,366
Distributions receivable from Fidelity Central Funds		36,663
Receivable from investment adviser for expense reductions		124,520
Total assets		3,633,754,483

Liabilities
Payable for fund shares redeemed	$ 6,121,855
Distributions payable	170,673
Accrued management fee	895,494
Other affiliated payables	215,177
Total liabilities		7,403,199

Net Assets		$ 3,626,351,284
Net Assets consist of:
Paid in capital		$ 3,618,387,263
Undistributed net investment income		3,409
Accumulated undistributed net realized gain (loss) on investments		516,012
Net unrealized appreciation (depreciation) on investments		7,444,600
Net Assets		$ 3,626,351,284

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

February 28, 2014 (Unaudited)

Conservative Income Bond: Net Asset Value, offering price and redemption price per share ($1,569,936,121 ÷ 156,310,541 shares)	$ 10.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,056,415,163 ÷ 204,745,742 shares)	$ 10.04

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended February 28, 2014 (Unaudited)

Investment Income
Interest		$ 12,618,812
Income from Fidelity Central Funds		155,742
Total income		12,774,554

Expenses
Management fee	$ 5,027,753
Transfer agent fees	1,219,817
Independent trustees' compensation	6,210
Miscellaneous	2,659
Total expenses before reductions	6,256,439
Expense reductions	(487,864)	5,768,575
Net investment income (loss)		7,005,979
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		589,176
Change in net unrealized appreciation (depreciation) on investment securities		2,752,932
Net gain (loss)		3,342,108
Net increase (decrease) in net assets resulting from operations		$ 10,348,087

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,005,979	$ 14,992,291
Net realized gain (loss)	589,176	1,371,331
Change in net unrealized appreciation (depreciation)	2,752,932	336,701
Net increase (decrease) in net assets resulting from operations	10,348,087	16,700,323
Distributions to shareholders from net investment income	(7,065,309)	(14,973,407)
Distributions to shareholders from net realized gain	(947,987)	(917,202)
Total distributions	(8,013,296)	(15,890,609)
Share transactions - net increase (decrease)	616,245,634	1,230,532,924
Total increase (decrease) in net assets	618,580,425	1,231,342,638

Net Assets
Beginning of period	3,007,770,859	1,776,428,221
End of period (including undistributed net investment income of $3,409 and undistributed net investment income of $62,739, respectively)	$ 3,626,351,284	$ 3,007,770,859

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Conservative Income Bond

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.03	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.018	.057	.072	.017
Net realized and unrealized gain (loss)	.003	.015	.037	(.011)
Total from investment operations	.021	.072	.109	.006
Distributions from net investment income	(.018)	(.058)	(.069)	(.016)
Distributions from net realized gain	(.003)	(.004)	-	-
Total distributions	(.021)	(.062)	(.069)	(.016)
Net asset value, end of period	$ 10.04	$ 10.04	$ 10.03	$ 9.99
Total Return B, C	.21%	.72%	1.09%	.06%
Ratios to Average Net Assets E, H
Expenses before reductions	.40% A	.40%	.40%	.40% A
Expenses net of fee waivers, if any	.40% A	.40%	.40%	.40% A
Expenses net of all reductions	.40% A	.40%	.40%	.40% A
Net investment income (loss)	.37% A	.57%	.72%	.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,569,936	$ 1,412,589	$ 824,998	$ 313,082
Portfolio turnover rate F	74% A	47%	31%	18% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 3, 2011 (commencement of operations) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.04	$ 10.03	$ 9.99	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.023	.067	.082	.022
Net realized and unrealized gain (loss)	.004	.015	.037	(.011)
Total from investment operations	.027	.082	.119	.011
Distributions from net investment income	(.024)	(.068)	(.079)	(.021)
Distributions from net realized gain	(.003)	(.004)	-	-
Total distributions	(.027)	(.072)	(.079)	(.021)
Net asset value, end of period	$ 10.04	$ 10.04	$ 10.03	$ 9.99
Total Return B, C	.27%	.82%	1.20%	.11%
Ratios to Average Net Assets E, H
Expenses before reductions	.35% A	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.30% A	.30%	.30%	.30% A
Expenses net of all reductions	.30% A	.30%	.30%	.30% A
Net investment income (loss)	.47% A	.67%	.82%	.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,056,415	$ 1,595,181	$ 951,430	$ 211,344
Portfolio turnover rate F	74% A	47%	31%	18% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 3, 2011 (commencement of operations) to August 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014 (Unaudited)

1. Organization.

Fidelity® Conservative Income Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Conservative Income Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, municipal securities, commercial paper and certificates of deposit are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 7,513,991
Gross unrealized depreciation	(69,393)
Net unrealized appreciation (depreciation) on securities and other investments	$ 7,444,598

Tax cost	$ 3,612,963,711

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $719,516,320 and $683,052,732, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives asset-based fees of .10% and .05% of average net assets for Conservative Income Bond Class and Institutional Class, respectively. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

Amount
Conservative Income Bond	$ 763,717
Institutional Class	456,100
$ 1,219,817

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,659 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class to the extent annual operating expenses exceeded .30% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced Institutional Class' expenses by $486,719.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $171.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $974.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2014	Year ended August 31, 2013
From net investment income
Conservative Income Bond	$ 2,796,701	$ 6,076,742
Institutional Class	4,268,608	8,896,665
Total	$ 7,065,309	$ 14,973,407
From net realized gain
Conservative Income Bond	$ 441,732	$ 406,894
Institutional Class	506,255	510,308
Total	$ 947,987	$ 917,202

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Conservative Income Bond
Shares sold	68,963,126	143,177,572	$ 692,420,110	$ 1,437,298,592
Reinvestment of distributions	273,841	580,539	2,749,339	5,827,311
Shares redeemed	(53,669,523)	(85,264,611)	(538,879,877)	(855,901,233)
Net increase (decrease)	15,567,444	58,493,500	$ 156,289,572	$ 587,224,670

Semiannual Report

9. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Institutional Class
Shares sold	90,737,747	135,638,647	$ 911,030,862	$ 1,361,589,227
Reinvestment of distributions	386,553	757,929	3,880,988	7,607,990
Shares redeemed	(45,313,316)	(72,316,188)	(454,955,788)	(725,888,963)
Net increase (decrease)	45,810,984	64,080,388	$ 459,956,062	$ 643,308,254

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of period, Strategic Advisers Short Duration Fund was the owner of record of approximately 11% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Conservative Income Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii)  enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Conservative Income Bond Fund

Semiannual Report

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

The Board further considered that FMR contractually agreed to reimburse Institutional Class of the fund to the extent that total expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 0.30% through October 29, 2013.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FCV-USAN-0414
1.924091.102

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Corporate Bond

Fund - Institutional Class

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Corporate Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Class A	.80%
Actual		$ 1,000.00	$ 1,053.90	$ 4.07
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class T	.85%
Actual		$ 1,000.00	$ 1,053.60	$ 4.33
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26
Class C	1.56%
Actual		$ 1,000.00	$ 1,050.00	$ 7.93
HypotheticalA		$ 1,000.00	$ 1,017.06	$ 7.80
Corporate Bond	.45%
Actual		$ 1,000.00	$ 1,055.70	$ 2.29
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,055.40	$ 2.65
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of February 28, 2014	As of August 31, 2013
U.S. Government and U.S. Government Agency Obligations 1.7%	U.S. Government and U.S. Government Agency Obligations 2.6%
AAA 0.7%	AAA 0.7%
AA 2.2%	AA 1.5%
A 21.4%	A 33.1%
BBB 56.9%	BBB 49.8%
BB and Below 11.4%	BB and Below 8.0%
Not Rated 0.0%	Not Rated 0.1%
Short-Term Investments and Net Other Assets 5.7%	Short-Term Investments and Net Other Assets 4.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2014
6 months ago
Years	10.5	9.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2014
6 months ago
Years	6.8	6.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2014*		As of August 31, 2013**
	Corporate Bonds 86.8%		Corporate Bonds 89.2%
	U.S. Government and U.S. Government Agency Obligations 1.7%		U.S. Government and U.S. Government Agency Obligations 2.6%
	Municipal Bonds 4.5%		Municipal Bonds 3.3%
	Other Investments 1.3%		Other Investments 0.7%
	Short-Term Investments and Net Other Assets (Liabilities) 5.7%		Short-Term Investments and Net Other Assets (Liabilities) 4.2%
* Foreign investments	12.0%	** Foreign investments	12.3%

A unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through it's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 83.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 8.3%
Automobiles - 1.0%
Daimler Finance North America LLC:
1.95% 3/28/14 (c)	$ 450,000	$ 450,395
2.3% 1/9/15 (c)	1,250,000	1,268,919
Ford Motor Co. 4.75% 1/15/43	3,184,000	3,079,504
Volkswagen International Finance NV 2.375% 3/22/17 (c)	2,050,000	2,120,725
		6,919,543
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd.:
4.25% 6/15/23 (c)	549,000	563,608
5.75% 6/15/43 (c)	396,000	435,859
		999,467
Household Durables - 1.5%
D.R. Horton, Inc. 3.75% 3/1/19	4,500,000	4,545,000
Toll Brothers Finance Corp. 4.375% 4/15/23	5,750,000	5,563,125
		10,108,125
Media - 4.2%
Comcast Corp. 6.4% 3/1/40	1,150,000	1,416,685
COX Communications, Inc. 3.25% 12/15/22 (c)	301,000	283,248
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 3.5% 3/1/16	220,000	231,066
Discovery Communications LLC:
4.875% 4/1/43	4,162,000	4,036,145
6.35% 6/1/40	221,000	256,274
NBCUniversal, Inc.:
3.65% 4/30/15	129,000	133,708
5.15% 4/30/20	3,625,000	4,145,122
News America Holdings, Inc. 7.75% 12/1/45	111,000	152,657
News America, Inc.:
6.15% 2/15/41	4,800,000	5,568,859
6.9% 8/15/39	300,000	374,232
Thomson Reuters Corp. 1.3% 2/23/17	305,000	304,772
Time Warner Cable, Inc.:
4.5% 9/15/42	2,168,000	1,975,113
5.875% 11/15/40	1,207,000	1,302,744
6.75% 7/1/18	700,000	825,223
8.25% 4/1/19	1,856,000	2,337,153
Time Warner, Inc.:
4.75% 3/29/21	1,750,000	1,925,571
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.: - continued
6.2% 3/15/40	$ 1,700,000	$ 1,947,659
Viacom, Inc.:
1.25% 2/27/15	390,000	392,272
3.5% 4/1/17	34,000	36,229
		27,644,732
Specialty Retail - 1.4%
AutoZone, Inc. 3.7% 4/15/22	253,000	252,910
Home Depot, Inc. 5.95% 4/1/41	941,000	1,149,084
Lowe's Companies, Inc. 5.125% 11/15/41	650,000	698,108
Turlock Corp. 1.5% 11/2/17	7,000,000	7,008,456
		9,108,558
TOTAL CONSUMER DISCRETIONARY		54,780,425
CONSUMER STAPLES - 5.2%
Beverages - 2.1%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	5,000,000	5,044,180
Diageo Capital PLC 1.5% 5/11/17	2,500,000	2,520,543
FBG Finance Ltd. 5.125% 6/15/15 (c)	282,000	297,392
Heineken NV:
1.4% 10/1/17 (c)	287,000	286,344
4% 10/1/42 (c)	96,000	85,701
SABMiller Holdings, Inc.:
1.85% 1/15/15 (c)	2,760,000	2,793,137
2.45% 1/15/17 (c)	2,655,000	2,743,053
		13,770,350
Food & Staples Retailing - 0.6%
Walgreen Co.:
1.8% 9/15/17	234,000	237,002
3.1% 9/15/22	3,607,000	3,484,643
4.4% 9/15/42	124,000	117,167
		3,838,812
Food Products - 0.0%
ConAgra Foods, Inc. 1.9% 1/25/18	285,000	284,573
Tobacco - 2.5%
Altria Group, Inc.:
2.85% 8/9/22	2,500,000	2,344,755
4% 1/31/24	529,000	529,127
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Altria Group, Inc.: - continued
4.125% 9/11/15	$ 2,100,000	$ 2,209,914
5.375% 1/31/44	905,000	944,850
9.7% 11/10/18	3,062,000	4,071,474
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	1,999,515
Reynolds American, Inc.:
1.05% 10/30/15	660,000	662,255
3.25% 11/1/22	3,304,000	3,141,625
4.75% 11/1/42	470,000	441,645
6.75% 6/15/17	384,000	444,546
		16,789,706
TOTAL CONSUMER STAPLES		34,683,441
ENERGY - 8.9%
Energy Equipment & Services - 2.0%
Cameron International Corp. 1.6% 4/30/15	259,000	261,697
DCP Midstream LLC:
4.75% 9/30/21 (c)	158,000	162,499
5.35% 3/15/20 (c)	3,116,000	3,370,493
5.85% 5/21/43 (c)(e)	7,500,000	7,031,250
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	760,839
Noble Holding International Ltd.:
2.5% 3/15/17	125,000	127,992
3.05% 3/1/16	450,000	465,761
Transocean, Inc. 6.5% 11/15/20	930,000	1,051,892
		13,232,423
Oil, Gas & Consumable Fuels - 6.9%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	439,014
6.375% 9/15/17	3,626,000	4,199,194
Apache Corp. 4.75% 4/15/43	3,233,000	3,255,689
DCP Midstream Operating LP:
2.5% 12/1/17	370,000	379,376
3.875% 3/15/23	222,000	215,247
4.95% 4/1/22	1,925,000	2,024,979
Devon Energy Corp.:
1.2% 12/15/16	1,021,000	1,024,585
2.25% 12/15/18	910,000	914,849
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Energy Field Services 5.375% 10/15/15 (c)	$ 54,000	$ 57,183
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	555,159
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	145,263
Encana Holdings Finance Corp. 5.8% 5/1/14	129,000	130,081
Enterprise Products Operating LP 1.25% 8/13/15	387,000	390,034
Marathon Petroleum Corp. 3.5% 3/1/16	150,000	157,514
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (c)	480,000	488,007
Nexen, Inc. 5.2% 3/10/15	41,000	42,663
ONEOK Partners LP 2% 10/1/17	2,822,000	2,852,602
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	39,000	40,073
5.375% 1/27/21	652,000	653,633
5.75% 1/20/20	3,652,000	3,800,713
Petroleos Mexicanos:
3.125% 1/23/19 (c)	99,000	101,228
3.5% 7/18/18	959,000	994,963
4.875% 1/18/24 (c)	80,000	81,904
5.5% 1/21/21	545,000	594,050
5.5% 6/27/44	2,899,000	2,741,181
6% 3/5/20	116,000	130,790
6.375% 1/23/45 (c)	937,000	986,802
6.5% 6/2/41	2,926,000	3,155,281
Phillips 66 Co.:
1.95% 3/5/15	2,088,000	2,118,136
2.95% 5/1/17	2,767,000	2,911,565
4.3% 4/1/22	300,000	316,642
5.875% 5/1/42	201,000	230,583
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	62,199
Spectra Energy Partners, LP:
2.95% 6/15/16	452,000	471,054
4.6% 6/15/21	414,000	445,642
Talisman Energy, Inc. 3.75% 2/1/21	3,635,000	3,627,297
TransCapitalInvest Ltd. 5.67% 3/5/14 (c)	195,000	195,000
Western Gas Partners LP:
2.6% 8/15/18	858,000	864,003
5.375% 6/1/21	1,273,000	1,374,380
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Partners LP:
3.35% 8/15/22	$ 2,500,000	$ 2,397,535
4.3% 3/4/24	491,000	492,001
		46,058,094
TOTAL ENERGY		59,290,517
FINANCIALS - 40.9%
Capital Markets - 5.3%
Charles Schwab Corp. 2.2% 7/25/18	3,166,000	3,206,395
Goldman Sachs Group, Inc.:
2.375% 1/22/18	3,994,000	4,049,612
2.9% 7/19/18	4,240,000	4,357,656
3.625% 2/7/16	1,275,000	1,338,773
5.125% 1/15/15	935,000	971,416
5.25% 7/27/21	1,227,000	1,367,079
5.95% 1/18/18	178,000	203,336
6.15% 4/1/18	204,000	235,133
Lazard Group LLC 6.85% 6/15/17	171,000	195,446
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,269,000	2,554,928
Morgan Stanley:
2.125% 4/25/18	2,560,000	2,574,656
3.75% 2/25/23	1,168,000	1,166,692
4% 7/24/15	1,947,000	2,031,009
4.875% 11/1/22	6,884,000	7,266,668
5% 11/24/25	846,000	879,078
5.5% 7/28/21	1,222,000	1,392,431
5.625% 9/23/19	329,000	377,921
5.75% 1/25/21	557,000	640,265
6.625% 4/1/18	153,000	180,014
		34,988,508
Commercial Banks - 13.3%
AmSouth Bank NA, Birmingham 5.2% 4/1/15	1,630,000	1,697,893
Associated Banc Corp. 5.125% 3/28/16	575,000	612,447
Bank of America NA 1.25% 2/14/17	1,027,000	1,028,011
BB&T Corp. 3.95% 3/22/22	1,925,000	1,977,383
BPCE SA 5.15% 7/21/24 (c)	2,225,000	2,233,678
Branch Banking & Trust Co. 2.85% 4/1/21	3,282,000	3,279,243
Capital One Bank NA 1.2% 2/13/17	1,169,000	1,169,812
CIT Group, Inc. 3.875% 2/19/19	1,425,000	1,444,773
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Comerica, Inc. 4.8% 5/1/15	$ 487,000	$ 509,061
Credit Suisse AG 6% 2/15/18	122,000	141,223
Discover Bank:
2% 2/21/18	3,900,000	3,895,554
7% 4/15/20	2,391,000	2,841,926
Fifth Third Bancorp:
4.3% 1/16/24	4,001,000	4,056,494
5.45% 1/15/17	1,232,000	1,367,552
8.25% 3/1/38	3,848,000	5,409,284
HSBC Bank U.S.A. N.A. 4.875% 8/24/20	725,000	794,120
HSBC Holdings PLC 6.5% 9/15/37	100,000	120,223
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,306,720
KeyBank NA 1.65% 2/1/18	501,000	500,620
KeyCorp. 5.1% 3/24/21	2,081,000	2,335,150
Marshall & Ilsley Bank:
4.85% 6/16/15	1,222,000	1,281,515
5% 1/17/17	1,027,000	1,116,095
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (c)	4,377,000	4,343,153
Rabobank Nederland 4.625% 12/1/23	4,531,000	4,659,708
Regions Bank:
6.45% 6/26/37	2,611,000	2,889,967
7.5% 5/15/18	7,499,000	8,928,759
Regions Financial Corp.:
2% 5/15/18	558,000	549,575
5.75% 6/15/15	1,655,000	1,749,153
Royal Bank of Scotland Group PLC:
2.55% 9/18/15	652,000	667,152
6% 12/19/23	5,228,000	5,383,272
6.1% 6/10/23	1,000,000	1,038,236
6.125% 12/15/22	5,972,000	6,268,916
SunTrust Banks, Inc.:
2.35% 11/1/18	894,000	901,843
3.5% 1/20/17	3,320,000	3,520,027
Wachovia Bank NA 6% 11/15/17	405,000	469,209
Wells Fargo & Co. 4.48% 1/16/24	7,539,000	7,890,265
		88,378,012
Consumer Finance - 2.4%
Ally Financial, Inc. 4.75% 9/10/18	4,500,000	4,792,500
Capital One Financial Corp. 2.15% 3/23/15	3,115,000	3,167,706
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services:
3.85% 11/21/22	$ 38,000	$ 37,487
5.2% 4/27/22	2,355,000	2,536,987
6.45% 6/12/17	107,000	121,281
Ford Motor Credit Co. LLC 1.5% 1/17/17	599,000	599,729
General Electric Capital Corp. 5.875% 1/14/38	150,000	177,644
HSBC U.S.A., Inc. 1.625% 1/16/18	703,000	701,293
Hyundai Capital America:
1.625% 10/2/15 (c)	178,000	179,814
2.125% 10/2/17 (c)	197,000	199,098
2.55% 2/6/19 (c)	3,163,000	3,181,931
		15,695,470
Diversified Financial Services - 7.0%
Bank of America Corp.:
5.75% 12/1/17	3,000,000	3,421,824
6.5% 8/1/16	1,240,000	1,396,580
Barclays Bank PLC 2.5% 2/20/19	400,000	404,289
BP Capital Markets PLC 3.125% 10/1/15	608,000	632,852
Citigroup, Inc.:
3.953% 6/15/16	653,000	694,462
4.05% 7/30/22	316,000	319,931
4.45% 1/10/17	1,250,000	1,358,380
5.5% 9/13/25	1,317,000	1,420,279
6.125% 5/15/18	640,000	741,492
6.675% 9/13/43	467,000	551,675
CME Group, Inc. 5.3% 9/15/43	3,050,000	3,398,097
Five Corners Funding Trust 4.419% 11/15/23 (c)	4,111,000	4,196,797
ING U.S., Inc.:
5.5% 7/15/22	744,000	832,439
5.7% 7/15/43	1,108,000	1,234,965
JPMorgan Chase & Co. 3.875% 2/1/24	5,000,000	5,049,210
JPMorgan Chase Bank 6% 10/1/17	10,850,000	12,478,227
MetLife Institutional Funding II 0.6129% 1/6/15 (c)(e)	600,000	601,646
Moody's Corp. 4.5% 9/1/22	6,500,000	6,724,270
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (c)	517,000	514,971
TECO Finance, Inc. 5.15% 3/15/20	114,000	127,356
		46,099,742
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - 6.5%
American International Group, Inc.:
3.8% 3/22/17	$ 1,042,000	$ 1,119,388
4.875% 9/15/16	1,390,000	1,522,235
5.85% 1/16/18	1,000,000	1,149,683
Aon Corp.:
3.125% 5/27/16	1,609,000	1,682,990
6.25% 9/30/40	253,000	308,405
Assurant, Inc. 2.5% 3/15/18	3,842,000	3,850,779
Berkshire Hathaway Finance Corp.:
1.6% 5/15/17	425,000	432,917
4.4% 5/15/42	107,000	103,553
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(e)	66,000	67,980
Hartford Financial Services Group, Inc.:
4% 10/15/17	3,600,000	3,894,581
4.3% 4/15/43	1,211,000	1,137,313
Liberty Mutual Group, Inc. 4.95% 5/1/22 (c)	5,250,000	5,592,127
Marsh & McLennan Companies, Inc.:
4.05% 10/15/23	2,306,000	2,342,905
4.8% 7/15/21	1,643,000	1,793,211
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	148,000	161,326
MetLife, Inc. 1.756% 12/15/17 (b)	238,000	241,325
Pacific LifeCorp:
5.125% 1/30/43 (c)	1,285,000	1,254,679
6% 2/10/20 (c)	902,000	1,027,494
Prudential Financial, Inc.:
5.625% 5/12/41	1,170,000	1,318,547
5.625% 6/15/43 (e)	5,000,000	5,162,500
Symetra Financial Corp. 6.125% 4/1/16 (c)	615,000	657,142
Unum Group:
5.625% 9/15/20	1,846,000	2,057,182
5.75% 8/15/42	3,748,000	4,031,904
7.125% 9/30/16	106,000	121,142
UnumProvident Finance Co. PLC 6.85% 11/15/15 (c)	1,938,000	2,110,730
		43,142,038
Real Estate Investment Trusts - 2.9%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	94,000	97,408
AvalonBay Communities, Inc. 4.2% 12/15/23	4,553,000	4,703,012
Boston Properties, Inc. 3.85% 2/1/23	738,000	741,532
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
BRE Properties, Inc. 5.5% 3/15/17	$ 152,000	$ 168,140
Camden Property Trust 4.25% 1/15/24	758,000	775,694
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,354,093
Developers Diversified Realty Corp.:
4.625% 7/15/22	391,000	410,417
4.75% 4/15/18	1,764,000	1,920,269
9.625% 3/15/16	214,000	248,686
Duke Realty LP:
3.625% 4/15/23	383,000	365,207
3.875% 10/15/22	403,000	394,896
4.375% 6/15/22	206,000	210,480
5.5% 3/1/16	1,300,000	1,408,698
6.75% 3/15/20	1,295,000	1,524,231
Equity One, Inc. 3.75% 11/15/22	3,000,000	2,882,328
Federal Realty Investment Trust 6.2% 1/15/17	1,300,000	1,467,500
Health Care REIT, Inc. 2.25% 3/15/18	324,000	326,617
Retail Opportunity Investments Partnership LP 5% 12/15/23	167,000	173,214
Simon Property Group LP 2.8% 1/30/17	47,000	49,152
		19,221,574
Real Estate Management & Development - 3.5%
BioMed Realty LP:
3.85% 4/15/16	914,000	962,542
4.25% 7/15/22	170,000	169,345
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,017,000	1,971,632
4.95% 4/15/18	290,000	314,163
6% 4/1/16	211,000	229,705
7.5% 5/15/15	899,000	967,839
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,023,854
4.125% 6/15/22	1,832,000	1,855,774
4.4% 2/15/24	1,039,000	1,056,692
4.75% 10/1/20	752,000	805,354
5.125% 3/2/15	141,000	146,809
5.5% 12/15/16	2,436,000	2,690,160
6.625% 10/1/17	1,960,000	2,264,694
Mack-Cali Realty LP:
2.5% 12/15/17	488,000	493,583
3.15% 5/15/23	922,000	828,777
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP: - continued
4.5% 4/18/22	$ 94,000	$ 95,192
7.75% 8/15/19	126,000	151,709
Mid-America Apartments LP 4.3% 10/15/23	180,000	182,011
Post Apartment Homes LP 3.375% 12/1/22	4,905,000	4,644,172
Prime Property Funding, Inc. 5.7% 4/15/17 (c)	276,000	299,458
Reckson Operating Partnership LP 6% 3/31/16	286,000	311,662
Regency Centers LP 5.25% 8/1/15	249,000	263,294
Tanger Properties LP:
3.875% 12/1/23	398,000	398,309
6.125% 6/1/20	661,000	774,007
6.15% 11/15/15	65,000	70,792
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	508,000	509,130
		23,480,659
TOTAL FINANCIALS		271,006,003
HEALTH CARE - 3.2%
Biotechnology - 0.7%
Amgen, Inc. 5.15% 11/15/41	3,228,000	3,380,804
Howard Hughes Medical Institute 3.5% 9/1/23	1,106,000	1,121,663
		4,502,467
Health Care Providers & Services - 1.7%
Aetna, Inc. 1.5% 11/15/17	72,000	71,804
Express Scripts Holding Co. 2.1% 2/12/15	4,500,000	4,562,739
Express Scripts, Inc. 3.125% 5/15/16	1,696,000	1,773,970
UnitedHealth Group, Inc.:
3.95% 10/15/42	132,000	119,495
4.25% 3/15/43	2,500,000	2,381,798
4.625% 11/15/41	965,000	973,936
WellPoint, Inc.:
1.875% 1/15/18	288,000	287,838
2.375% 2/15/17	810,000	833,273
		11,004,853
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
4.15% 2/1/24	248,000	254,983
5.3% 2/1/44	103,000	111,374
		366,357
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - 0.8%
AbbVie, Inc.:
1.75% 11/6/17	$ 999,000	$ 1,006,243
4.4% 11/6/42	627,000	616,445
Johnson & Johnson 4.5% 12/5/43	3,200,000	3,357,949
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	187,000	186,994
Zoetis, Inc. 1.875% 2/1/18	123,000	123,346
		5,290,977
TOTAL HEALTH CARE		21,164,654
INDUSTRIALS - 3.3%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (c)	103,000	104,067
United Technologies Corp. 4.5% 6/1/42	1,761,000	1,796,440
		1,900,507
Airlines - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (c)	549,000	572,048
Continental Airlines, Inc. 6.648% 3/15/19	75,231	79,557
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	51,445	55,047
8.36% 1/20/19	40,032	44,636
		751,288
Electrical Equipment - 1.7%
Roper Industries, Inc.:
1.85% 11/15/17	4,079,000	4,099,938
2.05% 10/1/18	7,475,000	7,381,465
		11,481,403
Industrial Conglomerates - 0.8%
General Electric Co.:
2.7% 10/9/22	5,000,000	4,837,270
4.125% 10/9/42	434,000	420,526
		5,257,796
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC 4.4% 3/15/42	2,500,000	2,374,528
TOTAL INDUSTRIALS		21,765,522
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.4%
Cisco Systems, Inc. 2.9% 3/4/21	$ 2,273,000	$ 2,293,884
Computers & Peripherals - 0.2%
Hewlett-Packard Co. 2.625% 12/9/14	1,500,000	1,523,355
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
1.6% 2/3/15	152,000	153,376
2.375% 12/17/18	185,000	184,289
		337,665
IT Services - 1.1%
The Western Union Co.:
2.375% 12/10/15	358,000	367,337
2.875% 12/10/17	926,000	952,645
Xerox Corp.:
2.95% 3/15/17	2,591,000	2,712,334
4.25% 2/15/15	3,200,000	3,307,008
		7,339,324
Software - 0.0%
Oracle Corp. 5.375% 7/15/40	240,000	270,816
TOTAL INFORMATION TECHNOLOGY		11,765,044
MATERIALS - 1.0%
Chemicals - 0.1%
Ecolab, Inc. 1.45% 12/8/17	434,000	430,755
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	82,000	91,263
Metals & Mining - 0.9%
Anglo American Capital PLC 9.375% 4/8/14 (c)	156,000	157,210
Corporacion Nacional del Cobre de Chile (Codelco) 5.625% 10/18/43 (c)	625,000	637,559
Teck Resources Ltd. 2.5% 2/1/18	5,000,000	5,065,170
Vale Overseas Ltd. 6.25% 1/23/17	104,000	116,480
		5,976,419
TOTAL MATERIALS		6,498,437
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.:
5.55% 8/15/41	$ 2,700,000	$ 2,843,408
6.3% 1/15/38	970,000	1,106,892
British Telecommunications PLC:
1.25% 2/14/17	1,064,000	1,066,581
1.625% 6/28/16	435,000	442,191
Verizon Communications, Inc.:
2.45% 11/1/22	634,000	577,746
3.5% 11/1/21	1,420,000	1,433,784
4.5% 9/15/20	3,827,000	4,146,111
4.6% 4/1/21	460,000	498,501
6.4% 9/15/33	1,509,000	1,794,642
6.55% 9/15/43	5,646,000	6,913,425
		20,823,281
Wireless Telecommunication Services - 1.0%
America Movil S.A.B. de CV:
2.375% 9/8/16	1,450,000	1,497,850
3.625% 3/30/15	564,000	580,920
Rogers Communications, Inc. 4.1% 10/1/23	4,398,000	4,511,939
		6,590,709
TOTAL TELECOMMUNICATION SERVICES		27,413,990
UTILITIES - 6.5%
Electric Utilities - 4.1%
AmerenUE 6.4% 6/15/17	133,000	153,784
American Electric Power Co., Inc. 1.65% 12/15/17	2,173,000	2,173,315
Cleveland Electric Illuminating Co. 5.7% 4/1/17	223,000	241,179
Commonwealth Edison Co. 1.95% 9/1/16	83,000	85,034
Duke Capital LLC 5.668% 8/15/14	192,000	196,370
Duke Energy Carolinas LLC 4.25% 12/15/41	106,000	105,058
Duke Energy Corp.:
1.625% 8/15/17	5,685,000	5,728,655
2.1% 6/15/18	414,000	418,745
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,253,683
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	500,000	569,628
6.4% 9/15/20 (c)	1,310,000	1,530,806
Entergy Louisiana LLC 1.875% 12/15/14	144,000	145,632
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.:
2.75% 3/15/18	$ 599,000	$ 603,785
4.25% 3/15/23	894,000	877,251
7.375% 11/15/31	4,145,000	4,773,096
Florida Power & Light Co. 5.69% 3/1/40	1,000,000	1,204,754
Nevada Power Co.:
6.5% 8/1/18	70,000	83,414
6.65% 4/1/36	500,000	647,345
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	581,000	582,697
Northeast Utilities 1.45% 5/1/18	208,000	203,540
Pepco Holdings, Inc. 2.7% 10/1/15	2,228,000	2,281,951
Tampa Electric Co. 6.55% 5/15/36	500,000	631,834
Xcel Energy, Inc. 4.8% 9/15/41	554,000	577,854
		27,069,410
Gas Utilities - 0.3%
Boston Gas Co. 4.487% 2/15/42 (c)	2,000,000	2,000,644
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	19,077
		2,019,721
Multi-Utilities - 2.1%
Dominion Resources, Inc.:
1.95% 8/15/16	1,612,000	1,650,806
2.5469% 9/30/66 (e)	7,158,000	6,610,978
7.5% 6/30/66 (e)	145,000	157,325
NiSource Finance Corp.:
4.45% 12/1/21	91,000	96,376
5.25% 2/15/43	234,000	236,947
5.4% 7/15/14	1,060,000	1,078,319
5.95% 6/15/41	1,493,000	1,652,620
6.4% 3/15/18	59,000	68,973
Sempra Energy:
2.3% 4/1/17	2,024,000	2,080,073
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
2.875% 10/1/22	$ 224,000	$ 213,150
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	117,000	119,633
		13,965,200
TOTAL UTILITIES		43,054,331
TOTAL NONCONVERTIBLE BONDS (Cost $537,835,810)		551,422,364
U.S. Treasury Obligations - 1.7%

U.S. Treasury Bonds 3.625% 8/15/43 (Cost $10,860,456)	11,301,000	11,378,694
Municipal Securities - 4.5%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	280,000	400,658
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	40,000	53,803
7.3% 10/1/39	1,485,000	1,998,171
7.5% 4/1/34	1,165,000	1,580,940
7.55% 4/1/39	730,000	1,014,744
7.6% 11/1/40	5,750,000	8,106,178
7.625% 3/1/40	70,000	97,632
Chicago Gen. Oblig. (Taxable Proj.):
Series 2010 C1, 7.781% 1/1/35	1,295,000	1,540,817
Series 2012 B, 5.432% 1/1/42	160,000	142,314
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	1,255,000	1,392,598
5.877% 3/1/19	12,135,000	13,615,823
TOTAL MUNICIPAL SECURITIES (Cost $29,640,835)		29,943,678
Foreign Government and Government Agency Obligations - 1.1%
	Principal Amount	Value
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (c)	$ 825,000	$ 840,469
Brazilian Federative Republic 4.25% 1/7/25	885,000	851,813
Chilean Republic 3.25% 9/14/21	155,000	155,775
Russian Federation 3.25% 4/4/17 (c)	800,000	836,960
United Mexican States:
4.75% 3/8/44	4,516,000	4,211,170
5.55% 1/21/45	33,000	34,320
6.05% 1/11/40	116,000	129,804
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,681,538)		7,060,311
Fixed-Income Funds - 3.9%
	Shares
Fidelity Specialized High Income Central Fund (f) (Cost $24,840,171)	237,388	25,540,612
Preferred Securities - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (d)(e) (Cost $103,589)	$ 102,000	111,449
Money Market Funds - 5.5%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (a) (Cost $36,449,725)	36,449,725	$ 36,449,725
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $647,412,124)		661,906,833
NET OTHER ASSETS (LIABILITIES) - 0.1%		490,236
NET ASSETS - 100%		$ 662,397,069
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,674,162 or 8.7% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,515
Fidelity Specialized High Income Central Fund	1,002,718
Total	$ 1,019,233
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 38,263,135	$ 1,002,718	$ 14,977,411	$ 25,540,612	6.2%
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 551,422,364	$ -	$ 551,422,364	$ -
U.S. Government and Government Agency Obligations	11,378,694	-	11,378,694	-
Municipal Securities	29,943,678	-	29,943,678	-
Foreign Government and Government Agency Obligations	7,060,311	-	7,060,311	-
Fixed-Income Funds	25,540,612	25,540,612	-	-
Preferred Securities	111,449	-	111,449	-
Money Market Funds	36,449,725	36,449,725	-	-
Total Investments in Securities:	$ 661,906,833	$ 61,990,337	$ 599,916,496	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.0%
United Kingdom	3.2%
Mexico	2.4%
Canada	2.2%
Cayman Islands	1.1%
Netherlands	1.0%
Others (Individually Less Than 1%)	2.1%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $586,122,228)	$ 599,916,496
Fidelity Central Funds (cost $61,289,896)	61,990,337
Total Investments (cost $647,412,124)		$ 661,906,833
Receivable for fund shares sold		1,489,014
Interest receivable		7,152,231
Distributions receivable from Fidelity Central Funds		2,784
Receivable from investment adviser for expense reductions		104
Total assets		670,550,966

Liabilities
Payable for investments purchased	$ 7,390,480
Payable for fund shares redeemed	431,880
Distributions payable	69,126
Accrued management fee	188,740
Distribution and service plan fees payable	13,576
Other affiliated payables	60,095
Total liabilities		8,153,897

Net Assets		$ 662,397,069
Net Assets consist of:
Paid in capital		$ 653,769,367
Distributions in excess of net investment income		(118,384)
Accumulated undistributed net realized gain (loss) on investments		(5,748,623)
Net unrealized appreciation (depreciation) on investments		14,494,709
Net Assets		$ 662,397,069

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($22,145,925 ÷ 1,970,979 shares)	$ 11.24

Maximum offering price per share (100/96.00 of $11.24)	$ 11.71
Class T: Net Asset Value and redemption price per share ($6,281,504 ÷ 559,063 shares)	$ 11.24

Maximum offering price per share (100/96.00 of $11.24)	$ 11.71
Class C: Net Asset Value and offering price per share ($9,423,629 ÷ 838,785 shares)A	$ 11.23

Corporate Bond: Net Asset Value, offering price and redemption price per share ($564,439,234 ÷ 50,235,478 shares)	$ 11.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($60,106,777 ÷ 5,349,433 shares)	$ 11.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 28, 2014 (Unaudited)

Investment Income
Dividends		$ 3,236
Interest		13,234,090
Income from Fidelity Central Funds		1,019,233
Total income		14,256,559

Expenses
Management fee	$ 1,422,753
Transfer agent fees	446,582
Distribution and service plan fees	84,850
Independent trustees' compensation	1,645
Miscellaneous	756
Total expenses before reductions	1,956,586
Expense reductions	(1,693)	1,954,893
Net investment income (loss)		12,301,666
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,714,366)
Fidelity Central Funds	14,058
Total net realized gain (loss)		(5,700,308)
Change in net unrealized appreciation (depreciation) on investment securities		34,204,437
Net gain (loss)		28,504,129
Net increase (decrease) in net assets resulting from operations		$ 40,805,795

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,301,666	$ 20,127,522
Net realized gain (loss)	(5,700,308)	528,552
Change in net unrealized appreciation (depreciation)	34,204,437	(43,600,433)
Net increase (decrease) in net assets resulting from operations	40,805,795	(22,944,359)
Distributions to shareholders from net investment income	(12,329,107)	(20,053,746)
Distributions to shareholders from net realized gain	-	(4,309,634)
Total distributions	(12,329,107)	(24,363,380)
Share transactions - net increase (decrease)	(229,606,601)	355,765,675
Total increase (decrease) in net assets	(201,129,913)	308,457,936

Net Assets
Beginning of period	863,526,982	555,069,046
End of period (including distributions in excess of net investment income of $118,384 and distributions in excess of net investment income of $90,943, respectively)	$ 662,397,069	$ 863,526,982

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.148	.277	.287	.356	.128
Net realized and unrealized gain (loss)	.431	(.536)	.857	.366	.446
Total from investment operations	.579	(.259)	1.144	.722	.574
Distributions from net investment income	(.149)	(.273)	(.294)	(.370)	(.124)
Distributions from net realized gain	-	(.078)	(.130)	(.102)	-
Total distributions	(.149)	(.351)	(.424)	(.472)	(.124)
Net asset value, end of period	$ 11.24	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Total Return B,C,D	5.39%	(2.36)%	10.98%	7.16%	5.78%
Ratios to Average Net Assets F,I
Expenses before reductions	.80% A	.76%	.76%	.75%	.74% A
Expenses net of fee waivers, if any	.80% A	.76%	.76%	.75%	.74% A
Expenses net of all reductions	.80% A	.76%	.76%	.75%	.74% A
Net investment income (loss)	2.72% A	2.43%	2.62%	3.43%	3.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,146	$ 21,833	$ 40,842	$ 12,935	$ 3,083
Portfolio turnover rate G	67% A	58%	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 11.42	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.146	.272	.284	.357	.131
Net realized and unrealized gain (loss)	.430	(.537)	.868	.363	.436
Total from investment operations	.576	(.265)	1.152	.720	.567
Distributions from net investment income	(.146)	(.267)	(.292)	(.368)	(.127)
Distributions from net realized gain	-	(.078)	(.130)	(.102)	-
Total distributions	(.146)	(.345)	(.422)	(.470)	(.127)
Net asset value, end of period	$ 11.24	$ 10.81	$ 11.42	$ 10.69	$ 10.44
Total Return B,C,D	5.36%	(2.42)%	11.06%	7.14%	5.71%
Ratios to Average Net Assets F,I
Expenses before reductions	.85% A	.80%	.79%	.75%	.68% A
Expenses net of fee waivers, if any	.85% A	.80%	.79%	.75%	.68% A
Expenses net of all reductions	.85% A	.80%	.79%	.75%	.68% A
Net investment income (loss)	2.67% A	2.39%	2.59%	3.42%	3.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,282	$ 6,502	$ 12,078	$ 5,153	$ 1,026
Portfolio turnover rate G	67% A	58%	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 11.42	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.107	.189	.204	.280	.106
Net realized and unrealized gain (loss)	.431	(.544)	.868	.361	.437
Total from investment operations	.538	(.355)	1.072	.641	.543
Distributions from net investment income	(.108)	(.187)	(.212)	(.289)	(.103)
Distributions from net realized gain	-	(.078)	(.130)	(.102)	-
Total distributions	(.108)	(.265)	(.342)	(.391)	(.103)
Net asset value, end of period	$ 11.23	$ 10.80	$ 11.42	$ 10.69	$ 10.44
Total Return B,C,D	5.00%	(3.20)%	10.25%	6.34%	5.46%
Ratios to Average Net Assets F,I
Expenses before reductions	1.56% A	1.53%	1.51%	1.47%	1.45% A
Expenses net of fee waivers, if any	1.56% A	1.53%	1.51%	1.47%	1.45% A
Expenses net of all reductions	1.56% A	1.53%	1.51%	1.47%	1.45% A
Net investment income (loss)	1.96% A	1.66%	1.86%	2.71%	3.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,424	$ 13,705	$ 24,613	$ 11,111	$ 668
Portfolio turnover rate G	67% A	58%	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Corporate Bond

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.167	.309	.321	.388	.137
Net realized and unrealized gain (loss)	.431	(.532)	.858	.367	.447
Total from investment operations	.598	(.223)	1.179	.755	.584
Distributions from net investment income	(.168)	(.309)	(.329)	(.403)	(.134)
Distributions from net realized gain	-	(.078)	(.130)	(.102)	-
Total distributions	(.168)	(.387)	(.459)	(.505)	(.134)
Net asset value, end of period	$ 11.24	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Total Return B,C	5.57%	(2.06)%	11.32%	7.50%	5.88%
Ratios to Average Net Assets E,H
Expenses before reductions	.45% A	.45%	.45%	.45%	.44% A
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.44% A
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.44% A
Net investment income (loss)	3.07% A	2.74%	2.93%	3.72%	4.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 564,439	$ 771,621	$ 471,540	$ 110,113	$ 124,879
Portfolio turnover rate F	67% A	58%	103%	242% I	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.164	.301	.316	.389	.140
Net realized and unrealized gain (loss)	.431	(.530)	.858	.366	.445
Total from investment operations	.595	(.229)	1.174	.755	.585
Distributions from net investment income	(.165)	(.303)	(.324)	(.403)	(.135)
Distributions from net realized gain	-	(.078)	(.130)	(.102)	-
Total distributions	(.165)	(.381)	(.454)	(.505)	(.135)
Net asset value, end of period	$ 11.24	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Total Return B,C	5.54%	(2.11)%	11.27%	7.51%	5.89%
Ratios to Average Net Assets E,H
Expenses before reductions	.52% A	.52%	.49%	.43%	.42% A
Expenses net of fee waivers, if any	.52% A	.51%	.49%	.43%	.42% A
Expenses net of all reductions	.52% A	.51%	.49%	.43%	.42% A
Net investment income (loss)	3.01% A	2.68%	2.88%	3.75%	4.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,107	$ 49,866	$ 5,996	$ 1,906	$ 1,406
Portfolio turnover rate F	67% A	58%	103%	242% I	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014 (Unaudited)

1. Organization.

Fidelity® Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships (including allocations from Fidelity Central Funds), market discount and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 20,655,497
Gross unrealized depreciation	(5,642,590)
Net unrealized appreciation (depreciation) on securities and other investments	$ 15,012,907

Tax cost	$ 646,893,926

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $189,500,731 and $409,369,440, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees, and interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 26,020	$ 1,976
Class T	-%	.25%	8,090	226
Class C	.75%	.25%	50,740	12,919
			$ 84,850	$ 15,121

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,097
Class T	746
Class C*	988
$ 3,831

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond. FIIOC receives an asset-based fee of .10% of Corporate Bond's average net assets. FIIOC

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 20,180.20
Class T	7,998.25
Class C	10,247.20
Corporate Bond	361,673.10
Institutional Class	46,484.17
	$ 446,582

* Annualized

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $756 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $23.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,670.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2014	Year ended August 31, 2013
From net investment income
Class A	$ 283,052	$ 833,757
Class T	86,371	243,158
Class C	99,953	353,250
Corporate Bond	11,014,118	17,529,207
Institutional Class	845,613	1,094,374
Total	$ 12,329,107	$ 20,053,746

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders - continued

	Six months ended February 28, 2014	Year ended August 31, 2013
From net realized gain
Class A	$ -	$ 277,814
Class T	-	58,953
Class C	-	165,646
Corporate Bond	-	3,673,268
Institutional Class	-	133,953
Total	$ -	$ 4,309,634

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Class A
Shares sold	438,442	1,515,657	$ 4,831,421	$ 17,270,761
Reinvestment of distributions	22,894	85,203	252,987	968,306
Shares redeemed	(510,843)	(3,155,406)	(5,584,501)	(35,637,175)
Net increase (decrease)	(49,507)	(1,554,546)	$ (500,093)	$ (17,398,108)
Class T
Shares sold	174,455	1,302,915	$ 1,915,275	$ 14,971,061
Reinvestment of distributions	7,403	23,403	81,767	265,396
Shares redeemed	(224,561)	(1,781,782)	(2,461,048)	(19,747,768)
Net increase (decrease)	(42,703)	(455,464)	$ (464,006)	$ (4,511,311)
Class C
Shares sold	127,056	808,078	$ 1,401,879	$ 9,209,001
Reinvestment of distributions	8,443	43,397	93,222	493,436
Shares redeemed	(565,126)	(1,737,760)	(6,168,263)	(19,645,556)
Net increase (decrease)	(429,627)	(886,285)	$ (4,673,162)	$ (9,943,119)
Corporate Bond
Shares sold	19,418,887	63,621,676	$ 213,528,424	$ 717,197,210
Reinvestment of distributions	942,801	1,783,304	10,400,488	20,136,107
Shares redeemed	(41,535,735)	(35,271,546)	(455,908,572)	(396,626,148)
Net increase (decrease)	(21,174,047)	30,133,434	$ (231,979,660)	$ 340,707,169
Institutional Class
Shares sold	848,629	4,694,320	$ 9,247,148	$ 53,739,928
Reinvestment of distributions	75,012	102,987	828,952	1,159,091
Shares redeemed	(188,954)	(707,380)	(2,065,780)	(7,987,975)
Net increase (decrease)	734,687	4,089,927	$ 8,010,320	$ 46,911,044

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii)  enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under the fund's management contract.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Corporate Bond Fund

Semiannual Report

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ACBDI-USAN-0414
1.907020.103

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Corporate Bond
Fund - Class A, Class T and Class C

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Class A, Class T and
Class C are classes of
Fidelity® Corporate Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Class A	.80%
Actual		$ 1,000.00	$ 1,053.90	$ 4.07
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class T	.85%
Actual		$ 1,000.00	$ 1,053.60	$ 4.33
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26
Class C	1.56%
Actual		$ 1,000.00	$ 1,050.00	$ 7.93
HypotheticalA		$ 1,000.00	$ 1,017.06	$ 7.80
Corporate Bond	.45%
Actual		$ 1,000.00	$ 1,055.70	$ 2.29
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,055.40	$ 2.65
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of February 28, 2014	As of August 31, 2013
U.S. Government and U.S. Government Agency Obligations 1.7%	U.S. Government and U.S. Government Agency Obligations 2.6%
AAA 0.7%	AAA 0.7%
AA 2.2%	AA 1.5%
A 21.4%	A 33.1%
BBB 56.9%	BBB 49.8%
BB and Below 11.4%	BB and Below 8.0%
Not Rated 0.0%	Not Rated 0.1%
Short-Term Investments and Net Other Assets 5.7%	Short-Term Investments and Net Other Assets 4.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2014
6 months ago
Years	10.5	9.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2014
6 months ago
Years	6.8	6.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2014*		As of August 31, 2013**
	Corporate Bonds 86.8%		Corporate Bonds 89.2%
	U.S. Government and U.S. Government Agency Obligations 1.7%		U.S. Government and U.S. Government Agency Obligations 2.6%
	Municipal Bonds 4.5%		Municipal Bonds 3.3%
	Other Investments 1.3%		Other Investments 0.7%
	Short-Term Investments and Net Other Assets (Liabilities) 5.7%		Short-Term Investments and Net Other Assets (Liabilities) 4.2%
* Foreign investments	12.0%	** Foreign investments	12.3%

A unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through it's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 83.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 8.3%
Automobiles - 1.0%
Daimler Finance North America LLC:
1.95% 3/28/14 (c)	$ 450,000	$ 450,395
2.3% 1/9/15 (c)	1,250,000	1,268,919
Ford Motor Co. 4.75% 1/15/43	3,184,000	3,079,504
Volkswagen International Finance NV 2.375% 3/22/17 (c)	2,050,000	2,120,725
		6,919,543
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd.:
4.25% 6/15/23 (c)	549,000	563,608
5.75% 6/15/43 (c)	396,000	435,859
		999,467
Household Durables - 1.5%
D.R. Horton, Inc. 3.75% 3/1/19	4,500,000	4,545,000
Toll Brothers Finance Corp. 4.375% 4/15/23	5,750,000	5,563,125
		10,108,125
Media - 4.2%
Comcast Corp. 6.4% 3/1/40	1,150,000	1,416,685
COX Communications, Inc. 3.25% 12/15/22 (c)	301,000	283,248
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 3.5% 3/1/16	220,000	231,066
Discovery Communications LLC:
4.875% 4/1/43	4,162,000	4,036,145
6.35% 6/1/40	221,000	256,274
NBCUniversal, Inc.:
3.65% 4/30/15	129,000	133,708
5.15% 4/30/20	3,625,000	4,145,122
News America Holdings, Inc. 7.75% 12/1/45	111,000	152,657
News America, Inc.:
6.15% 2/15/41	4,800,000	5,568,859
6.9% 8/15/39	300,000	374,232
Thomson Reuters Corp. 1.3% 2/23/17	305,000	304,772
Time Warner Cable, Inc.:
4.5% 9/15/42	2,168,000	1,975,113
5.875% 11/15/40	1,207,000	1,302,744
6.75% 7/1/18	700,000	825,223
8.25% 4/1/19	1,856,000	2,337,153
Time Warner, Inc.:
4.75% 3/29/21	1,750,000	1,925,571
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.: - continued
6.2% 3/15/40	$ 1,700,000	$ 1,947,659
Viacom, Inc.:
1.25% 2/27/15	390,000	392,272
3.5% 4/1/17	34,000	36,229
		27,644,732
Specialty Retail - 1.4%
AutoZone, Inc. 3.7% 4/15/22	253,000	252,910
Home Depot, Inc. 5.95% 4/1/41	941,000	1,149,084
Lowe's Companies, Inc. 5.125% 11/15/41	650,000	698,108
Turlock Corp. 1.5% 11/2/17	7,000,000	7,008,456
		9,108,558
TOTAL CONSUMER DISCRETIONARY		54,780,425
CONSUMER STAPLES - 5.2%
Beverages - 2.1%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	5,000,000	5,044,180
Diageo Capital PLC 1.5% 5/11/17	2,500,000	2,520,543
FBG Finance Ltd. 5.125% 6/15/15 (c)	282,000	297,392
Heineken NV:
1.4% 10/1/17 (c)	287,000	286,344
4% 10/1/42 (c)	96,000	85,701
SABMiller Holdings, Inc.:
1.85% 1/15/15 (c)	2,760,000	2,793,137
2.45% 1/15/17 (c)	2,655,000	2,743,053
		13,770,350
Food & Staples Retailing - 0.6%
Walgreen Co.:
1.8% 9/15/17	234,000	237,002
3.1% 9/15/22	3,607,000	3,484,643
4.4% 9/15/42	124,000	117,167
		3,838,812
Food Products - 0.0%
ConAgra Foods, Inc. 1.9% 1/25/18	285,000	284,573
Tobacco - 2.5%
Altria Group, Inc.:
2.85% 8/9/22	2,500,000	2,344,755
4% 1/31/24	529,000	529,127
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Altria Group, Inc.: - continued
4.125% 9/11/15	$ 2,100,000	$ 2,209,914
5.375% 1/31/44	905,000	944,850
9.7% 11/10/18	3,062,000	4,071,474
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	1,999,515
Reynolds American, Inc.:
1.05% 10/30/15	660,000	662,255
3.25% 11/1/22	3,304,000	3,141,625
4.75% 11/1/42	470,000	441,645
6.75% 6/15/17	384,000	444,546
		16,789,706
TOTAL CONSUMER STAPLES		34,683,441
ENERGY - 8.9%
Energy Equipment & Services - 2.0%
Cameron International Corp. 1.6% 4/30/15	259,000	261,697
DCP Midstream LLC:
4.75% 9/30/21 (c)	158,000	162,499
5.35% 3/15/20 (c)	3,116,000	3,370,493
5.85% 5/21/43 (c)(e)	7,500,000	7,031,250
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	760,839
Noble Holding International Ltd.:
2.5% 3/15/17	125,000	127,992
3.05% 3/1/16	450,000	465,761
Transocean, Inc. 6.5% 11/15/20	930,000	1,051,892
		13,232,423
Oil, Gas & Consumable Fuels - 6.9%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	439,014
6.375% 9/15/17	3,626,000	4,199,194
Apache Corp. 4.75% 4/15/43	3,233,000	3,255,689
DCP Midstream Operating LP:
2.5% 12/1/17	370,000	379,376
3.875% 3/15/23	222,000	215,247
4.95% 4/1/22	1,925,000	2,024,979
Devon Energy Corp.:
1.2% 12/15/16	1,021,000	1,024,585
2.25% 12/15/18	910,000	914,849
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Energy Field Services 5.375% 10/15/15 (c)	$ 54,000	$ 57,183
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	555,159
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	145,263
Encana Holdings Finance Corp. 5.8% 5/1/14	129,000	130,081
Enterprise Products Operating LP 1.25% 8/13/15	387,000	390,034
Marathon Petroleum Corp. 3.5% 3/1/16	150,000	157,514
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (c)	480,000	488,007
Nexen, Inc. 5.2% 3/10/15	41,000	42,663
ONEOK Partners LP 2% 10/1/17	2,822,000	2,852,602
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	39,000	40,073
5.375% 1/27/21	652,000	653,633
5.75% 1/20/20	3,652,000	3,800,713
Petroleos Mexicanos:
3.125% 1/23/19 (c)	99,000	101,228
3.5% 7/18/18	959,000	994,963
4.875% 1/18/24 (c)	80,000	81,904
5.5% 1/21/21	545,000	594,050
5.5% 6/27/44	2,899,000	2,741,181
6% 3/5/20	116,000	130,790
6.375% 1/23/45 (c)	937,000	986,802
6.5% 6/2/41	2,926,000	3,155,281
Phillips 66 Co.:
1.95% 3/5/15	2,088,000	2,118,136
2.95% 5/1/17	2,767,000	2,911,565
4.3% 4/1/22	300,000	316,642
5.875% 5/1/42	201,000	230,583
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	62,199
Spectra Energy Partners, LP:
2.95% 6/15/16	452,000	471,054
4.6% 6/15/21	414,000	445,642
Talisman Energy, Inc. 3.75% 2/1/21	3,635,000	3,627,297
TransCapitalInvest Ltd. 5.67% 3/5/14 (c)	195,000	195,000
Western Gas Partners LP:
2.6% 8/15/18	858,000	864,003
5.375% 6/1/21	1,273,000	1,374,380
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Partners LP:
3.35% 8/15/22	$ 2,500,000	$ 2,397,535
4.3% 3/4/24	491,000	492,001
		46,058,094
TOTAL ENERGY		59,290,517
FINANCIALS - 40.9%
Capital Markets - 5.3%
Charles Schwab Corp. 2.2% 7/25/18	3,166,000	3,206,395
Goldman Sachs Group, Inc.:
2.375% 1/22/18	3,994,000	4,049,612
2.9% 7/19/18	4,240,000	4,357,656
3.625% 2/7/16	1,275,000	1,338,773
5.125% 1/15/15	935,000	971,416
5.25% 7/27/21	1,227,000	1,367,079
5.95% 1/18/18	178,000	203,336
6.15% 4/1/18	204,000	235,133
Lazard Group LLC 6.85% 6/15/17	171,000	195,446
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,269,000	2,554,928
Morgan Stanley:
2.125% 4/25/18	2,560,000	2,574,656
3.75% 2/25/23	1,168,000	1,166,692
4% 7/24/15	1,947,000	2,031,009
4.875% 11/1/22	6,884,000	7,266,668
5% 11/24/25	846,000	879,078
5.5% 7/28/21	1,222,000	1,392,431
5.625% 9/23/19	329,000	377,921
5.75% 1/25/21	557,000	640,265
6.625% 4/1/18	153,000	180,014
		34,988,508
Commercial Banks - 13.3%
AmSouth Bank NA, Birmingham 5.2% 4/1/15	1,630,000	1,697,893
Associated Banc Corp. 5.125% 3/28/16	575,000	612,447
Bank of America NA 1.25% 2/14/17	1,027,000	1,028,011
BB&T Corp. 3.95% 3/22/22	1,925,000	1,977,383
BPCE SA 5.15% 7/21/24 (c)	2,225,000	2,233,678
Branch Banking & Trust Co. 2.85% 4/1/21	3,282,000	3,279,243
Capital One Bank NA 1.2% 2/13/17	1,169,000	1,169,812
CIT Group, Inc. 3.875% 2/19/19	1,425,000	1,444,773
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Comerica, Inc. 4.8% 5/1/15	$ 487,000	$ 509,061
Credit Suisse AG 6% 2/15/18	122,000	141,223
Discover Bank:
2% 2/21/18	3,900,000	3,895,554
7% 4/15/20	2,391,000	2,841,926
Fifth Third Bancorp:
4.3% 1/16/24	4,001,000	4,056,494
5.45% 1/15/17	1,232,000	1,367,552
8.25% 3/1/38	3,848,000	5,409,284
HSBC Bank U.S.A. N.A. 4.875% 8/24/20	725,000	794,120
HSBC Holdings PLC 6.5% 9/15/37	100,000	120,223
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,306,720
KeyBank NA 1.65% 2/1/18	501,000	500,620
KeyCorp. 5.1% 3/24/21	2,081,000	2,335,150
Marshall & Ilsley Bank:
4.85% 6/16/15	1,222,000	1,281,515
5% 1/17/17	1,027,000	1,116,095
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (c)	4,377,000	4,343,153
Rabobank Nederland 4.625% 12/1/23	4,531,000	4,659,708
Regions Bank:
6.45% 6/26/37	2,611,000	2,889,967
7.5% 5/15/18	7,499,000	8,928,759
Regions Financial Corp.:
2% 5/15/18	558,000	549,575
5.75% 6/15/15	1,655,000	1,749,153
Royal Bank of Scotland Group PLC:
2.55% 9/18/15	652,000	667,152
6% 12/19/23	5,228,000	5,383,272
6.1% 6/10/23	1,000,000	1,038,236
6.125% 12/15/22	5,972,000	6,268,916
SunTrust Banks, Inc.:
2.35% 11/1/18	894,000	901,843
3.5% 1/20/17	3,320,000	3,520,027
Wachovia Bank NA 6% 11/15/17	405,000	469,209
Wells Fargo & Co. 4.48% 1/16/24	7,539,000	7,890,265
		88,378,012
Consumer Finance - 2.4%
Ally Financial, Inc. 4.75% 9/10/18	4,500,000	4,792,500
Capital One Financial Corp. 2.15% 3/23/15	3,115,000	3,167,706
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services:
3.85% 11/21/22	$ 38,000	$ 37,487
5.2% 4/27/22	2,355,000	2,536,987
6.45% 6/12/17	107,000	121,281
Ford Motor Credit Co. LLC 1.5% 1/17/17	599,000	599,729
General Electric Capital Corp. 5.875% 1/14/38	150,000	177,644
HSBC U.S.A., Inc. 1.625% 1/16/18	703,000	701,293
Hyundai Capital America:
1.625% 10/2/15 (c)	178,000	179,814
2.125% 10/2/17 (c)	197,000	199,098
2.55% 2/6/19 (c)	3,163,000	3,181,931
		15,695,470
Diversified Financial Services - 7.0%
Bank of America Corp.:
5.75% 12/1/17	3,000,000	3,421,824
6.5% 8/1/16	1,240,000	1,396,580
Barclays Bank PLC 2.5% 2/20/19	400,000	404,289
BP Capital Markets PLC 3.125% 10/1/15	608,000	632,852
Citigroup, Inc.:
3.953% 6/15/16	653,000	694,462
4.05% 7/30/22	316,000	319,931
4.45% 1/10/17	1,250,000	1,358,380
5.5% 9/13/25	1,317,000	1,420,279
6.125% 5/15/18	640,000	741,492
6.675% 9/13/43	467,000	551,675
CME Group, Inc. 5.3% 9/15/43	3,050,000	3,398,097
Five Corners Funding Trust 4.419% 11/15/23 (c)	4,111,000	4,196,797
ING U.S., Inc.:
5.5% 7/15/22	744,000	832,439
5.7% 7/15/43	1,108,000	1,234,965
JPMorgan Chase & Co. 3.875% 2/1/24	5,000,000	5,049,210
JPMorgan Chase Bank 6% 10/1/17	10,850,000	12,478,227
MetLife Institutional Funding II 0.6129% 1/6/15 (c)(e)	600,000	601,646
Moody's Corp. 4.5% 9/1/22	6,500,000	6,724,270
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (c)	517,000	514,971
TECO Finance, Inc. 5.15% 3/15/20	114,000	127,356
		46,099,742
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - 6.5%
American International Group, Inc.:
3.8% 3/22/17	$ 1,042,000	$ 1,119,388
4.875% 9/15/16	1,390,000	1,522,235
5.85% 1/16/18	1,000,000	1,149,683
Aon Corp.:
3.125% 5/27/16	1,609,000	1,682,990
6.25% 9/30/40	253,000	308,405
Assurant, Inc. 2.5% 3/15/18	3,842,000	3,850,779
Berkshire Hathaway Finance Corp.:
1.6% 5/15/17	425,000	432,917
4.4% 5/15/42	107,000	103,553
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(e)	66,000	67,980
Hartford Financial Services Group, Inc.:
4% 10/15/17	3,600,000	3,894,581
4.3% 4/15/43	1,211,000	1,137,313
Liberty Mutual Group, Inc. 4.95% 5/1/22 (c)	5,250,000	5,592,127
Marsh & McLennan Companies, Inc.:
4.05% 10/15/23	2,306,000	2,342,905
4.8% 7/15/21	1,643,000	1,793,211
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	148,000	161,326
MetLife, Inc. 1.756% 12/15/17 (b)	238,000	241,325
Pacific LifeCorp:
5.125% 1/30/43 (c)	1,285,000	1,254,679
6% 2/10/20 (c)	902,000	1,027,494
Prudential Financial, Inc.:
5.625% 5/12/41	1,170,000	1,318,547
5.625% 6/15/43 (e)	5,000,000	5,162,500
Symetra Financial Corp. 6.125% 4/1/16 (c)	615,000	657,142
Unum Group:
5.625% 9/15/20	1,846,000	2,057,182
5.75% 8/15/42	3,748,000	4,031,904
7.125% 9/30/16	106,000	121,142
UnumProvident Finance Co. PLC 6.85% 11/15/15 (c)	1,938,000	2,110,730
		43,142,038
Real Estate Investment Trusts - 2.9%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	94,000	97,408
AvalonBay Communities, Inc. 4.2% 12/15/23	4,553,000	4,703,012
Boston Properties, Inc. 3.85% 2/1/23	738,000	741,532
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
BRE Properties, Inc. 5.5% 3/15/17	$ 152,000	$ 168,140
Camden Property Trust 4.25% 1/15/24	758,000	775,694
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,354,093
Developers Diversified Realty Corp.:
4.625% 7/15/22	391,000	410,417
4.75% 4/15/18	1,764,000	1,920,269
9.625% 3/15/16	214,000	248,686
Duke Realty LP:
3.625% 4/15/23	383,000	365,207
3.875% 10/15/22	403,000	394,896
4.375% 6/15/22	206,000	210,480
5.5% 3/1/16	1,300,000	1,408,698
6.75% 3/15/20	1,295,000	1,524,231
Equity One, Inc. 3.75% 11/15/22	3,000,000	2,882,328
Federal Realty Investment Trust 6.2% 1/15/17	1,300,000	1,467,500
Health Care REIT, Inc. 2.25% 3/15/18	324,000	326,617
Retail Opportunity Investments Partnership LP 5% 12/15/23	167,000	173,214
Simon Property Group LP 2.8% 1/30/17	47,000	49,152
		19,221,574
Real Estate Management & Development - 3.5%
BioMed Realty LP:
3.85% 4/15/16	914,000	962,542
4.25% 7/15/22	170,000	169,345
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,017,000	1,971,632
4.95% 4/15/18	290,000	314,163
6% 4/1/16	211,000	229,705
7.5% 5/15/15	899,000	967,839
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,023,854
4.125% 6/15/22	1,832,000	1,855,774
4.4% 2/15/24	1,039,000	1,056,692
4.75% 10/1/20	752,000	805,354
5.125% 3/2/15	141,000	146,809
5.5% 12/15/16	2,436,000	2,690,160
6.625% 10/1/17	1,960,000	2,264,694
Mack-Cali Realty LP:
2.5% 12/15/17	488,000	493,583
3.15% 5/15/23	922,000	828,777
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP: - continued
4.5% 4/18/22	$ 94,000	$ 95,192
7.75% 8/15/19	126,000	151,709
Mid-America Apartments LP 4.3% 10/15/23	180,000	182,011
Post Apartment Homes LP 3.375% 12/1/22	4,905,000	4,644,172
Prime Property Funding, Inc. 5.7% 4/15/17 (c)	276,000	299,458
Reckson Operating Partnership LP 6% 3/31/16	286,000	311,662
Regency Centers LP 5.25% 8/1/15	249,000	263,294
Tanger Properties LP:
3.875% 12/1/23	398,000	398,309
6.125% 6/1/20	661,000	774,007
6.15% 11/15/15	65,000	70,792
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	508,000	509,130
		23,480,659
TOTAL FINANCIALS		271,006,003
HEALTH CARE - 3.2%
Biotechnology - 0.7%
Amgen, Inc. 5.15% 11/15/41	3,228,000	3,380,804
Howard Hughes Medical Institute 3.5% 9/1/23	1,106,000	1,121,663
		4,502,467
Health Care Providers & Services - 1.7%
Aetna, Inc. 1.5% 11/15/17	72,000	71,804
Express Scripts Holding Co. 2.1% 2/12/15	4,500,000	4,562,739
Express Scripts, Inc. 3.125% 5/15/16	1,696,000	1,773,970
UnitedHealth Group, Inc.:
3.95% 10/15/42	132,000	119,495
4.25% 3/15/43	2,500,000	2,381,798
4.625% 11/15/41	965,000	973,936
WellPoint, Inc.:
1.875% 1/15/18	288,000	287,838
2.375% 2/15/17	810,000	833,273
		11,004,853
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
4.15% 2/1/24	248,000	254,983
5.3% 2/1/44	103,000	111,374
		366,357
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - 0.8%
AbbVie, Inc.:
1.75% 11/6/17	$ 999,000	$ 1,006,243
4.4% 11/6/42	627,000	616,445
Johnson & Johnson 4.5% 12/5/43	3,200,000	3,357,949
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	187,000	186,994
Zoetis, Inc. 1.875% 2/1/18	123,000	123,346
		5,290,977
TOTAL HEALTH CARE		21,164,654
INDUSTRIALS - 3.3%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (c)	103,000	104,067
United Technologies Corp. 4.5% 6/1/42	1,761,000	1,796,440
		1,900,507
Airlines - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (c)	549,000	572,048
Continental Airlines, Inc. 6.648% 3/15/19	75,231	79,557
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	51,445	55,047
8.36% 1/20/19	40,032	44,636
		751,288
Electrical Equipment - 1.7%
Roper Industries, Inc.:
1.85% 11/15/17	4,079,000	4,099,938
2.05% 10/1/18	7,475,000	7,381,465
		11,481,403
Industrial Conglomerates - 0.8%
General Electric Co.:
2.7% 10/9/22	5,000,000	4,837,270
4.125% 10/9/42	434,000	420,526
		5,257,796
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC 4.4% 3/15/42	2,500,000	2,374,528
TOTAL INDUSTRIALS		21,765,522
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.4%
Cisco Systems, Inc. 2.9% 3/4/21	$ 2,273,000	$ 2,293,884
Computers & Peripherals - 0.2%
Hewlett-Packard Co. 2.625% 12/9/14	1,500,000	1,523,355
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
1.6% 2/3/15	152,000	153,376
2.375% 12/17/18	185,000	184,289
		337,665
IT Services - 1.1%
The Western Union Co.:
2.375% 12/10/15	358,000	367,337
2.875% 12/10/17	926,000	952,645
Xerox Corp.:
2.95% 3/15/17	2,591,000	2,712,334
4.25% 2/15/15	3,200,000	3,307,008
		7,339,324
Software - 0.0%
Oracle Corp. 5.375% 7/15/40	240,000	270,816
TOTAL INFORMATION TECHNOLOGY		11,765,044
MATERIALS - 1.0%
Chemicals - 0.1%
Ecolab, Inc. 1.45% 12/8/17	434,000	430,755
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	82,000	91,263
Metals & Mining - 0.9%
Anglo American Capital PLC 9.375% 4/8/14 (c)	156,000	157,210
Corporacion Nacional del Cobre de Chile (Codelco) 5.625% 10/18/43 (c)	625,000	637,559
Teck Resources Ltd. 2.5% 2/1/18	5,000,000	5,065,170
Vale Overseas Ltd. 6.25% 1/23/17	104,000	116,480
		5,976,419
TOTAL MATERIALS		6,498,437
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.:
5.55% 8/15/41	$ 2,700,000	$ 2,843,408
6.3% 1/15/38	970,000	1,106,892
British Telecommunications PLC:
1.25% 2/14/17	1,064,000	1,066,581
1.625% 6/28/16	435,000	442,191
Verizon Communications, Inc.:
2.45% 11/1/22	634,000	577,746
3.5% 11/1/21	1,420,000	1,433,784
4.5% 9/15/20	3,827,000	4,146,111
4.6% 4/1/21	460,000	498,501
6.4% 9/15/33	1,509,000	1,794,642
6.55% 9/15/43	5,646,000	6,913,425
		20,823,281
Wireless Telecommunication Services - 1.0%
America Movil S.A.B. de CV:
2.375% 9/8/16	1,450,000	1,497,850
3.625% 3/30/15	564,000	580,920
Rogers Communications, Inc. 4.1% 10/1/23	4,398,000	4,511,939
		6,590,709
TOTAL TELECOMMUNICATION SERVICES		27,413,990
UTILITIES - 6.5%
Electric Utilities - 4.1%
AmerenUE 6.4% 6/15/17	133,000	153,784
American Electric Power Co., Inc. 1.65% 12/15/17	2,173,000	2,173,315
Cleveland Electric Illuminating Co. 5.7% 4/1/17	223,000	241,179
Commonwealth Edison Co. 1.95% 9/1/16	83,000	85,034
Duke Capital LLC 5.668% 8/15/14	192,000	196,370
Duke Energy Carolinas LLC 4.25% 12/15/41	106,000	105,058
Duke Energy Corp.:
1.625% 8/15/17	5,685,000	5,728,655
2.1% 6/15/18	414,000	418,745
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,253,683
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	500,000	569,628
6.4% 9/15/20 (c)	1,310,000	1,530,806
Entergy Louisiana LLC 1.875% 12/15/14	144,000	145,632
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.:
2.75% 3/15/18	$ 599,000	$ 603,785
4.25% 3/15/23	894,000	877,251
7.375% 11/15/31	4,145,000	4,773,096
Florida Power & Light Co. 5.69% 3/1/40	1,000,000	1,204,754
Nevada Power Co.:
6.5% 8/1/18	70,000	83,414
6.65% 4/1/36	500,000	647,345
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	581,000	582,697
Northeast Utilities 1.45% 5/1/18	208,000	203,540
Pepco Holdings, Inc. 2.7% 10/1/15	2,228,000	2,281,951
Tampa Electric Co. 6.55% 5/15/36	500,000	631,834
Xcel Energy, Inc. 4.8% 9/15/41	554,000	577,854
		27,069,410
Gas Utilities - 0.3%
Boston Gas Co. 4.487% 2/15/42 (c)	2,000,000	2,000,644
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	19,077
		2,019,721
Multi-Utilities - 2.1%
Dominion Resources, Inc.:
1.95% 8/15/16	1,612,000	1,650,806
2.5469% 9/30/66 (e)	7,158,000	6,610,978
7.5% 6/30/66 (e)	145,000	157,325
NiSource Finance Corp.:
4.45% 12/1/21	91,000	96,376
5.25% 2/15/43	234,000	236,947
5.4% 7/15/14	1,060,000	1,078,319
5.95% 6/15/41	1,493,000	1,652,620
6.4% 3/15/18	59,000	68,973
Sempra Energy:
2.3% 4/1/17	2,024,000	2,080,073
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
2.875% 10/1/22	$ 224,000	$ 213,150
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	117,000	119,633
		13,965,200
TOTAL UTILITIES		43,054,331
TOTAL NONCONVERTIBLE BONDS (Cost $537,835,810)		551,422,364
U.S. Treasury Obligations - 1.7%

U.S. Treasury Bonds 3.625% 8/15/43 (Cost $10,860,456)	11,301,000	11,378,694
Municipal Securities - 4.5%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	280,000	400,658
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	40,000	53,803
7.3% 10/1/39	1,485,000	1,998,171
7.5% 4/1/34	1,165,000	1,580,940
7.55% 4/1/39	730,000	1,014,744
7.6% 11/1/40	5,750,000	8,106,178
7.625% 3/1/40	70,000	97,632
Chicago Gen. Oblig. (Taxable Proj.):
Series 2010 C1, 7.781% 1/1/35	1,295,000	1,540,817
Series 2012 B, 5.432% 1/1/42	160,000	142,314
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	1,255,000	1,392,598
5.877% 3/1/19	12,135,000	13,615,823
TOTAL MUNICIPAL SECURITIES (Cost $29,640,835)		29,943,678
Foreign Government and Government Agency Obligations - 1.1%
	Principal Amount	Value
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (c)	$ 825,000	$ 840,469
Brazilian Federative Republic 4.25% 1/7/25	885,000	851,813
Chilean Republic 3.25% 9/14/21	155,000	155,775
Russian Federation 3.25% 4/4/17 (c)	800,000	836,960
United Mexican States:
4.75% 3/8/44	4,516,000	4,211,170
5.55% 1/21/45	33,000	34,320
6.05% 1/11/40	116,000	129,804
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,681,538)		7,060,311
Fixed-Income Funds - 3.9%
	Shares
Fidelity Specialized High Income Central Fund (f) (Cost $24,840,171)	237,388	25,540,612
Preferred Securities - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (d)(e) (Cost $103,589)	$ 102,000	111,449
Money Market Funds - 5.5%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (a) (Cost $36,449,725)	36,449,725	$ 36,449,725
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $647,412,124)		661,906,833
NET OTHER ASSETS (LIABILITIES) - 0.1%		490,236
NET ASSETS - 100%		$ 662,397,069
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,674,162 or 8.7% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,515
Fidelity Specialized High Income Central Fund	1,002,718
Total	$ 1,019,233
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 38,263,135	$ 1,002,718	$ 14,977,411	$ 25,540,612	6.2%
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 551,422,364	$ -	$ 551,422,364	$ -
U.S. Government and Government Agency Obligations	11,378,694	-	11,378,694	-
Municipal Securities	29,943,678	-	29,943,678	-
Foreign Government and Government Agency Obligations	7,060,311	-	7,060,311	-
Fixed-Income Funds	25,540,612	25,540,612	-	-
Preferred Securities	111,449	-	111,449	-
Money Market Funds	36,449,725	36,449,725	-	-
Total Investments in Securities:	$ 661,906,833	$ 61,990,337	$ 599,916,496	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.0%
United Kingdom	3.2%
Mexico	2.4%
Canada	2.2%
Cayman Islands	1.1%
Netherlands	1.0%
Others (Individually Less Than 1%)	2.1%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $586,122,228)	$ 599,916,496
Fidelity Central Funds (cost $61,289,896)	61,990,337
Total Investments (cost $647,412,124)		$ 661,906,833
Receivable for fund shares sold		1,489,014
Interest receivable		7,152,231
Distributions receivable from Fidelity Central Funds		2,784
Receivable from investment adviser for expense reductions		104
Total assets		670,550,966

Liabilities
Payable for investments purchased	$ 7,390,480
Payable for fund shares redeemed	431,880
Distributions payable	69,126
Accrued management fee	188,740
Distribution and service plan fees payable	13,576
Other affiliated payables	60,095
Total liabilities		8,153,897

Net Assets		$ 662,397,069
Net Assets consist of:
Paid in capital		$ 653,769,367
Distributions in excess of net investment income		(118,384)
Accumulated undistributed net realized gain (loss) on investments		(5,748,623)
Net unrealized appreciation (depreciation) on investments		14,494,709
Net Assets		$ 662,397,069

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($22,145,925 ÷ 1,970,979 shares)	$ 11.24

Maximum offering price per share (100/96.00 of $11.24)	$ 11.71
Class T: Net Asset Value and redemption price per share ($6,281,504 ÷ 559,063 shares)	$ 11.24

Maximum offering price per share (100/96.00 of $11.24)	$ 11.71
Class C: Net Asset Value and offering price per share ($9,423,629 ÷ 838,785 shares)A	$ 11.23

Corporate Bond: Net Asset Value, offering price and redemption price per share ($564,439,234 ÷ 50,235,478 shares)	$ 11.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($60,106,777 ÷ 5,349,433 shares)	$ 11.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 28, 2014 (Unaudited)

Investment Income
Dividends		$ 3,236
Interest		13,234,090
Income from Fidelity Central Funds		1,019,233
Total income		14,256,559

Expenses
Management fee	$ 1,422,753
Transfer agent fees	446,582
Distribution and service plan fees	84,850
Independent trustees' compensation	1,645
Miscellaneous	756
Total expenses before reductions	1,956,586
Expense reductions	(1,693)	1,954,893
Net investment income (loss)		12,301,666
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,714,366)
Fidelity Central Funds	14,058
Total net realized gain (loss)		(5,700,308)
Change in net unrealized appreciation (depreciation) on investment securities		34,204,437
Net gain (loss)		28,504,129
Net increase (decrease) in net assets resulting from operations		$ 40,805,795

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,301,666	$ 20,127,522
Net realized gain (loss)	(5,700,308)	528,552
Change in net unrealized appreciation (depreciation)	34,204,437	(43,600,433)
Net increase (decrease) in net assets resulting from operations	40,805,795	(22,944,359)
Distributions to shareholders from net investment income	(12,329,107)	(20,053,746)
Distributions to shareholders from net realized gain	-	(4,309,634)
Total distributions	(12,329,107)	(24,363,380)
Share transactions - net increase (decrease)	(229,606,601)	355,765,675
Total increase (decrease) in net assets	(201,129,913)	308,457,936

Net Assets
Beginning of period	863,526,982	555,069,046
End of period (including distributions in excess of net investment income of $118,384 and distributions in excess of net investment income of $90,943, respectively)	$ 662,397,069	$ 863,526,982

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.148	.277	.287	.356	.128
Net realized and unrealized gain (loss)	.431	(.536)	.857	.366	.446
Total from investment operations	.579	(.259)	1.144	.722	.574
Distributions from net investment income	(.149)	(.273)	(.294)	(.370)	(.124)
Distributions from net realized gain	-	(.078)	(.130)	(.102)	-
Total distributions	(.149)	(.351)	(.424)	(.472)	(.124)
Net asset value, end of period	$ 11.24	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Total Return B,C,D	5.39%	(2.36)%	10.98%	7.16%	5.78%
Ratios to Average Net Assets F,I
Expenses before reductions	.80% A	.76%	.76%	.75%	.74% A
Expenses net of fee waivers, if any	.80% A	.76%	.76%	.75%	.74% A
Expenses net of all reductions	.80% A	.76%	.76%	.75%	.74% A
Net investment income (loss)	2.72% A	2.43%	2.62%	3.43%	3.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,146	$ 21,833	$ 40,842	$ 12,935	$ 3,083
Portfolio turnover rate G	67% A	58%	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 11.42	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.146	.272	.284	.357	.131
Net realized and unrealized gain (loss)	.430	(.537)	.868	.363	.436
Total from investment operations	.576	(.265)	1.152	.720	.567
Distributions from net investment income	(.146)	(.267)	(.292)	(.368)	(.127)
Distributions from net realized gain	-	(.078)	(.130)	(.102)	-
Total distributions	(.146)	(.345)	(.422)	(.470)	(.127)
Net asset value, end of period	$ 11.24	$ 10.81	$ 11.42	$ 10.69	$ 10.44
Total Return B,C,D	5.36%	(2.42)%	11.06%	7.14%	5.71%
Ratios to Average Net Assets F,I
Expenses before reductions	.85% A	.80%	.79%	.75%	.68% A
Expenses net of fee waivers, if any	.85% A	.80%	.79%	.75%	.68% A
Expenses net of all reductions	.85% A	.80%	.79%	.75%	.68% A
Net investment income (loss)	2.67% A	2.39%	2.59%	3.42%	3.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,282	$ 6,502	$ 12,078	$ 5,153	$ 1,026
Portfolio turnover rate G	67% A	58%	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 11.42	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.107	.189	.204	.280	.106
Net realized and unrealized gain (loss)	.431	(.544)	.868	.361	.437
Total from investment operations	.538	(.355)	1.072	.641	.543
Distributions from net investment income	(.108)	(.187)	(.212)	(.289)	(.103)
Distributions from net realized gain	-	(.078)	(.130)	(.102)	-
Total distributions	(.108)	(.265)	(.342)	(.391)	(.103)
Net asset value, end of period	$ 11.23	$ 10.80	$ 11.42	$ 10.69	$ 10.44
Total Return B,C,D	5.00%	(3.20)%	10.25%	6.34%	5.46%
Ratios to Average Net Assets F,I
Expenses before reductions	1.56% A	1.53%	1.51%	1.47%	1.45% A
Expenses net of fee waivers, if any	1.56% A	1.53%	1.51%	1.47%	1.45% A
Expenses net of all reductions	1.56% A	1.53%	1.51%	1.47%	1.45% A
Net investment income (loss)	1.96% A	1.66%	1.86%	2.71%	3.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,424	$ 13,705	$ 24,613	$ 11,111	$ 668
Portfolio turnover rate G	67% A	58%	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Corporate Bond

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.167	.309	.321	.388	.137
Net realized and unrealized gain (loss)	.431	(.532)	.858	.367	.447
Total from investment operations	.598	(.223)	1.179	.755	.584
Distributions from net investment income	(.168)	(.309)	(.329)	(.403)	(.134)
Distributions from net realized gain	-	(.078)	(.130)	(.102)	-
Total distributions	(.168)	(.387)	(.459)	(.505)	(.134)
Net asset value, end of period	$ 11.24	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Total Return B,C	5.57%	(2.06)%	11.32%	7.50%	5.88%
Ratios to Average Net Assets E,H
Expenses before reductions	.45% A	.45%	.45%	.45%	.44% A
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.44% A
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.44% A
Net investment income (loss)	3.07% A	2.74%	2.93%	3.72%	4.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 564,439	$ 771,621	$ 471,540	$ 110,113	$ 124,879
Portfolio turnover rate F	67% A	58%	103%	242% I	67% J
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.164	.301	.316	.389	.140
Net realized and unrealized gain (loss)	.431	(.530)	.858	.366	.445
Total from investment operations	.595	(.229)	1.174	.755	.585
Distributions from net investment income	(.165)	(.303)	(.324)	(.403)	(.135)
Distributions from net realized gain	-	(.078)	(.130)	(.102)	-
Total distributions	(.165)	(.381)	(.454)	(.505)	(.135)
Net asset value, end of period	$ 11.24	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Total Return B,C	5.54%	(2.11)%	11.27%	7.51%	5.89%
Ratios to Average Net Assets E,H
Expenses before reductions	.52% A	.52%	.49%	.43%	.42% A
Expenses net of fee waivers, if any	.52% A	.51%	.49%	.43%	.42% A
Expenses net of all reductions	.52% A	.51%	.49%	.43%	.42% A
Net investment income (loss)	3.01% A	2.68%	2.88%	3.75%	4.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,107	$ 49,866	$ 5,996	$ 1,906	$ 1,406
Portfolio turnover rate F	67% A	58%	103%	242% I	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014 (Unaudited)

1. Organization.

Fidelity® Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships (including allocations from Fidelity Central Funds), market discount and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 20,655,497
Gross unrealized depreciation	(5,642,590)
Net unrealized appreciation (depreciation) on securities and other investments	$ 15,012,907

Tax cost	$ 646,893,926

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $189,500,731 and $409,369,440, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees, and interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 26,020	$ 1,976
Class T	-%	.25%	8,090	226
Class C	.75%	.25%	50,740	12,919
			$ 84,850	$ 15,121

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,097
Class T	746
Class C*	988
$ 3,831

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond. FIIOC receives an asset-based fee of .10% of Corporate Bond's average net assets. FIIOC

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 20,180.20
Class T	7,998.25
Class C	10,247.20
Corporate Bond	361,673.10
Institutional Class	46,484.17
	$ 446,582

* Annualized

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $756 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $23.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,670.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2014	Year ended August 31, 2013
From net investment income
Class A	$ 283,052	$ 833,757
Class T	86,371	243,158
Class C	99,953	353,250
Corporate Bond	11,014,118	17,529,207
Institutional Class	845,613	1,094,374
Total	$ 12,329,107	$ 20,053,746

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders - continued

	Six months ended February 28, 2014	Year ended August 31, 2013
From net realized gain
Class A	$ -	$ 277,814
Class T	-	58,953
Class C	-	165,646
Corporate Bond	-	3,673,268
Institutional Class	-	133,953
Total	$ -	$ 4,309,634

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Class A
Shares sold	438,442	1,515,657	$ 4,831,421	$ 17,270,761
Reinvestment of distributions	22,894	85,203	252,987	968,306
Shares redeemed	(510,843)	(3,155,406)	(5,584,501)	(35,637,175)
Net increase (decrease)	(49,507)	(1,554,546)	$ (500,093)	$ (17,398,108)
Class T
Shares sold	174,455	1,302,915	$ 1,915,275	$ 14,971,061
Reinvestment of distributions	7,403	23,403	81,767	265,396
Shares redeemed	(224,561)	(1,781,782)	(2,461,048)	(19,747,768)
Net increase (decrease)	(42,703)	(455,464)	$ (464,006)	$ (4,511,311)
Class C
Shares sold	127,056	808,078	$ 1,401,879	$ 9,209,001
Reinvestment of distributions	8,443	43,397	93,222	493,436
Shares redeemed	(565,126)	(1,737,760)	(6,168,263)	(19,645,556)
Net increase (decrease)	(429,627)	(886,285)	$ (4,673,162)	$ (9,943,119)
Corporate Bond
Shares sold	19,418,887	63,621,676	$ 213,528,424	$ 717,197,210
Reinvestment of distributions	942,801	1,783,304	10,400,488	20,136,107
Shares redeemed	(41,535,735)	(35,271,546)	(455,908,572)	(396,626,148)
Net increase (decrease)	(21,174,047)	30,133,434	$ (231,979,660)	$ 340,707,169
Institutional Class
Shares sold	848,629	4,694,320	$ 9,247,148	$ 53,739,928
Reinvestment of distributions	75,012	102,987	828,952	1,159,091
Shares redeemed	(188,954)	(707,380)	(2,065,780)	(7,987,975)
Net increase (decrease)	734,687	4,089,927	$ 8,010,320	$ 46,911,044

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii)  enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under the fund's management contract.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Corporate Bond Fund

Semiannual Report

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ACBD-USAN-0414
1.907027.103

Fidelity®

Corporate Bond

Fund

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Class A	.80%
Actual		$ 1,000.00	$ 1,053.90	$ 4.07
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class T	.85%
Actual		$ 1,000.00	$ 1,053.60	$ 4.33
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26
Class C	1.56%
Actual		$ 1,000.00	$ 1,050.00	$ 7.93
HypotheticalA		$ 1,000.00	$ 1,017.06	$ 7.80
Corporate Bond	.45%
Actual		$ 1,000.00	$ 1,055.70	$ 2.29
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,055.40	$ 2.65
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of February 28, 2014	As of August 31, 2013
U.S. Government and U.S. Government Agency Obligations 1.7%	U.S. Government and U.S. Government Agency Obligations 2.6%
AAA 0.7%	AAA 0.7%
AA 2.2%	AA 1.5%
A 21.4%	A 33.1%
BBB 56.9%	BBB 49.8%
BB and Below 11.4%	BB and Below 8.0%
Not Rated 0.0%	Not Rated 0.1%
Short-Term Investments and Net Other Assets 5.7%	Short-Term Investments and Net Other Assets 4.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2014
6 months ago
Years	10.5	9.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2014
6 months ago
Years	6.8	6.6

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2014*		As of August 31, 2013**
	Corporate Bonds 86.8%		Corporate Bonds 89.2%
	U.S. Government and U.S. Government Agency Obligations 1.7%		U.S. Government and U.S. Government Agency Obligations 2.6%
	Municipal Bonds 4.5%		Municipal Bonds 3.3%
	Other Investments 1.3%		Other Investments 0.7%
	Short-Term Investments and Net Other Assets (Liabilities) 5.7%		Short-Term Investments and Net Other Assets (Liabilities) 4.2%
* Foreign investments	12.0%	** Foreign investments	12.3%

A unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through it's investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 83.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 8.3%
Automobiles - 1.0%
Daimler Finance North America LLC:
1.95% 3/28/14 (c)	$ 450,000	$ 450,395
2.3% 1/9/15 (c)	1,250,000	1,268,919
Ford Motor Co. 4.75% 1/15/43	3,184,000	3,079,504
Volkswagen International Finance NV 2.375% 3/22/17 (c)	2,050,000	2,120,725
		6,919,543
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd.:
4.25% 6/15/23 (c)	549,000	563,608
5.75% 6/15/43 (c)	396,000	435,859
		999,467
Household Durables - 1.5%
D.R. Horton, Inc. 3.75% 3/1/19	4,500,000	4,545,000
Toll Brothers Finance Corp. 4.375% 4/15/23	5,750,000	5,563,125
		10,108,125
Media - 4.2%
Comcast Corp. 6.4% 3/1/40	1,150,000	1,416,685
COX Communications, Inc. 3.25% 12/15/22 (c)	301,000	283,248
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 3.5% 3/1/16	220,000	231,066
Discovery Communications LLC:
4.875% 4/1/43	4,162,000	4,036,145
6.35% 6/1/40	221,000	256,274
NBCUniversal, Inc.:
3.65% 4/30/15	129,000	133,708
5.15% 4/30/20	3,625,000	4,145,122
News America Holdings, Inc. 7.75% 12/1/45	111,000	152,657
News America, Inc.:
6.15% 2/15/41	4,800,000	5,568,859
6.9% 8/15/39	300,000	374,232
Thomson Reuters Corp. 1.3% 2/23/17	305,000	304,772
Time Warner Cable, Inc.:
4.5% 9/15/42	2,168,000	1,975,113
5.875% 11/15/40	1,207,000	1,302,744
6.75% 7/1/18	700,000	825,223
8.25% 4/1/19	1,856,000	2,337,153
Time Warner, Inc.:
4.75% 3/29/21	1,750,000	1,925,571
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.: - continued
6.2% 3/15/40	$ 1,700,000	$ 1,947,659
Viacom, Inc.:
1.25% 2/27/15	390,000	392,272
3.5% 4/1/17	34,000	36,229
		27,644,732
Specialty Retail - 1.4%
AutoZone, Inc. 3.7% 4/15/22	253,000	252,910
Home Depot, Inc. 5.95% 4/1/41	941,000	1,149,084
Lowe's Companies, Inc. 5.125% 11/15/41	650,000	698,108
Turlock Corp. 1.5% 11/2/17	7,000,000	7,008,456
		9,108,558
TOTAL CONSUMER DISCRETIONARY		54,780,425
CONSUMER STAPLES - 5.2%
Beverages - 2.1%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	5,000,000	5,044,180
Diageo Capital PLC 1.5% 5/11/17	2,500,000	2,520,543
FBG Finance Ltd. 5.125% 6/15/15 (c)	282,000	297,392
Heineken NV:
1.4% 10/1/17 (c)	287,000	286,344
4% 10/1/42 (c)	96,000	85,701
SABMiller Holdings, Inc.:
1.85% 1/15/15 (c)	2,760,000	2,793,137
2.45% 1/15/17 (c)	2,655,000	2,743,053
		13,770,350
Food & Staples Retailing - 0.6%
Walgreen Co.:
1.8% 9/15/17	234,000	237,002
3.1% 9/15/22	3,607,000	3,484,643
4.4% 9/15/42	124,000	117,167
		3,838,812
Food Products - 0.0%
ConAgra Foods, Inc. 1.9% 1/25/18	285,000	284,573
Tobacco - 2.5%
Altria Group, Inc.:
2.85% 8/9/22	2,500,000	2,344,755
4% 1/31/24	529,000	529,127
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Altria Group, Inc.: - continued
4.125% 9/11/15	$ 2,100,000	$ 2,209,914
5.375% 1/31/44	905,000	944,850
9.7% 11/10/18	3,062,000	4,071,474
Philip Morris International, Inc. 4.375% 11/15/41	2,100,000	1,999,515
Reynolds American, Inc.:
1.05% 10/30/15	660,000	662,255
3.25% 11/1/22	3,304,000	3,141,625
4.75% 11/1/42	470,000	441,645
6.75% 6/15/17	384,000	444,546
		16,789,706
TOTAL CONSUMER STAPLES		34,683,441
ENERGY - 8.9%
Energy Equipment & Services - 2.0%
Cameron International Corp. 1.6% 4/30/15	259,000	261,697
DCP Midstream LLC:
4.75% 9/30/21 (c)	158,000	162,499
5.35% 3/15/20 (c)	3,116,000	3,370,493
5.85% 5/21/43 (c)(e)	7,500,000	7,031,250
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	658,000	760,839
Noble Holding International Ltd.:
2.5% 3/15/17	125,000	127,992
3.05% 3/1/16	450,000	465,761
Transocean, Inc. 6.5% 11/15/20	930,000	1,051,892
		13,232,423
Oil, Gas & Consumable Fuels - 6.9%
Anadarko Petroleum Corp.:
5.95% 9/15/16	393,000	439,014
6.375% 9/15/17	3,626,000	4,199,194
Apache Corp. 4.75% 4/15/43	3,233,000	3,255,689
DCP Midstream Operating LP:
2.5% 12/1/17	370,000	379,376
3.875% 3/15/23	222,000	215,247
4.95% 4/1/22	1,925,000	2,024,979
Devon Energy Corp.:
1.2% 12/15/16	1,021,000	1,024,585
2.25% 12/15/18	910,000	914,849
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Energy Field Services 5.375% 10/15/15 (c)	$ 54,000	$ 57,183
El Paso Natural Gas Co. 5.95% 4/15/17	492,000	555,159
Enbridge Energy Partners LP 4.2% 9/15/21	140,000	145,263
Encana Holdings Finance Corp. 5.8% 5/1/14	129,000	130,081
Enterprise Products Operating LP 1.25% 8/13/15	387,000	390,034
Marathon Petroleum Corp. 3.5% 3/1/16	150,000	157,514
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (c)	480,000	488,007
Nexen, Inc. 5.2% 3/10/15	41,000	42,663
ONEOK Partners LP 2% 10/1/17	2,822,000	2,852,602
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	39,000	40,073
5.375% 1/27/21	652,000	653,633
5.75% 1/20/20	3,652,000	3,800,713
Petroleos Mexicanos:
3.125% 1/23/19 (c)	99,000	101,228
3.5% 7/18/18	959,000	994,963
4.875% 1/18/24 (c)	80,000	81,904
5.5% 1/21/21	545,000	594,050
5.5% 6/27/44	2,899,000	2,741,181
6% 3/5/20	116,000	130,790
6.375% 1/23/45 (c)	937,000	986,802
6.5% 6/2/41	2,926,000	3,155,281
Phillips 66 Co.:
1.95% 3/5/15	2,088,000	2,118,136
2.95% 5/1/17	2,767,000	2,911,565
4.3% 4/1/22	300,000	316,642
5.875% 5/1/42	201,000	230,583
Spectra Energy Capital, LLC 5.65% 3/1/20	56,000	62,199
Spectra Energy Partners, LP:
2.95% 6/15/16	452,000	471,054
4.6% 6/15/21	414,000	445,642
Talisman Energy, Inc. 3.75% 2/1/21	3,635,000	3,627,297
TransCapitalInvest Ltd. 5.67% 3/5/14 (c)	195,000	195,000
Western Gas Partners LP:
2.6% 8/15/18	858,000	864,003
5.375% 6/1/21	1,273,000	1,374,380
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Partners LP:
3.35% 8/15/22	$ 2,500,000	$ 2,397,535
4.3% 3/4/24	491,000	492,001
		46,058,094
TOTAL ENERGY		59,290,517
FINANCIALS - 40.9%
Capital Markets - 5.3%
Charles Schwab Corp. 2.2% 7/25/18	3,166,000	3,206,395
Goldman Sachs Group, Inc.:
2.375% 1/22/18	3,994,000	4,049,612
2.9% 7/19/18	4,240,000	4,357,656
3.625% 2/7/16	1,275,000	1,338,773
5.125% 1/15/15	935,000	971,416
5.25% 7/27/21	1,227,000	1,367,079
5.95% 1/18/18	178,000	203,336
6.15% 4/1/18	204,000	235,133
Lazard Group LLC 6.85% 6/15/17	171,000	195,446
Merrill Lynch & Co., Inc. 6.11% 1/29/37	2,269,000	2,554,928
Morgan Stanley:
2.125% 4/25/18	2,560,000	2,574,656
3.75% 2/25/23	1,168,000	1,166,692
4% 7/24/15	1,947,000	2,031,009
4.875% 11/1/22	6,884,000	7,266,668
5% 11/24/25	846,000	879,078
5.5% 7/28/21	1,222,000	1,392,431
5.625% 9/23/19	329,000	377,921
5.75% 1/25/21	557,000	640,265
6.625% 4/1/18	153,000	180,014
		34,988,508
Commercial Banks - 13.3%
AmSouth Bank NA, Birmingham 5.2% 4/1/15	1,630,000	1,697,893
Associated Banc Corp. 5.125% 3/28/16	575,000	612,447
Bank of America NA 1.25% 2/14/17	1,027,000	1,028,011
BB&T Corp. 3.95% 3/22/22	1,925,000	1,977,383
BPCE SA 5.15% 7/21/24 (c)	2,225,000	2,233,678
Branch Banking & Trust Co. 2.85% 4/1/21	3,282,000	3,279,243
Capital One Bank NA 1.2% 2/13/17	1,169,000	1,169,812
CIT Group, Inc. 3.875% 2/19/19	1,425,000	1,444,773
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Comerica, Inc. 4.8% 5/1/15	$ 487,000	$ 509,061
Credit Suisse AG 6% 2/15/18	122,000	141,223
Discover Bank:
2% 2/21/18	3,900,000	3,895,554
7% 4/15/20	2,391,000	2,841,926
Fifth Third Bancorp:
4.3% 1/16/24	4,001,000	4,056,494
5.45% 1/15/17	1,232,000	1,367,552
8.25% 3/1/38	3,848,000	5,409,284
HSBC Bank U.S.A. N.A. 4.875% 8/24/20	725,000	794,120
HSBC Holdings PLC 6.5% 9/15/37	100,000	120,223
Huntington Bancshares, Inc. 7% 12/15/20	1,087,000	1,306,720
KeyBank NA 1.65% 2/1/18	501,000	500,620
KeyCorp. 5.1% 3/24/21	2,081,000	2,335,150
Marshall & Ilsley Bank:
4.85% 6/16/15	1,222,000	1,281,515
5% 1/17/17	1,027,000	1,116,095
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (c)	4,377,000	4,343,153
Rabobank Nederland 4.625% 12/1/23	4,531,000	4,659,708
Regions Bank:
6.45% 6/26/37	2,611,000	2,889,967
7.5% 5/15/18	7,499,000	8,928,759
Regions Financial Corp.:
2% 5/15/18	558,000	549,575
5.75% 6/15/15	1,655,000	1,749,153
Royal Bank of Scotland Group PLC:
2.55% 9/18/15	652,000	667,152
6% 12/19/23	5,228,000	5,383,272
6.1% 6/10/23	1,000,000	1,038,236
6.125% 12/15/22	5,972,000	6,268,916
SunTrust Banks, Inc.:
2.35% 11/1/18	894,000	901,843
3.5% 1/20/17	3,320,000	3,520,027
Wachovia Bank NA 6% 11/15/17	405,000	469,209
Wells Fargo & Co. 4.48% 1/16/24	7,539,000	7,890,265
		88,378,012
Consumer Finance - 2.4%
Ally Financial, Inc. 4.75% 9/10/18	4,500,000	4,792,500
Capital One Financial Corp. 2.15% 3/23/15	3,115,000	3,167,706
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services:
3.85% 11/21/22	$ 38,000	$ 37,487
5.2% 4/27/22	2,355,000	2,536,987
6.45% 6/12/17	107,000	121,281
Ford Motor Credit Co. LLC 1.5% 1/17/17	599,000	599,729
General Electric Capital Corp. 5.875% 1/14/38	150,000	177,644
HSBC U.S.A., Inc. 1.625% 1/16/18	703,000	701,293
Hyundai Capital America:
1.625% 10/2/15 (c)	178,000	179,814
2.125% 10/2/17 (c)	197,000	199,098
2.55% 2/6/19 (c)	3,163,000	3,181,931
		15,695,470
Diversified Financial Services - 7.0%
Bank of America Corp.:
5.75% 12/1/17	3,000,000	3,421,824
6.5% 8/1/16	1,240,000	1,396,580
Barclays Bank PLC 2.5% 2/20/19	400,000	404,289
BP Capital Markets PLC 3.125% 10/1/15	608,000	632,852
Citigroup, Inc.:
3.953% 6/15/16	653,000	694,462
4.05% 7/30/22	316,000	319,931
4.45% 1/10/17	1,250,000	1,358,380
5.5% 9/13/25	1,317,000	1,420,279
6.125% 5/15/18	640,000	741,492
6.675% 9/13/43	467,000	551,675
CME Group, Inc. 5.3% 9/15/43	3,050,000	3,398,097
Five Corners Funding Trust 4.419% 11/15/23 (c)	4,111,000	4,196,797
ING U.S., Inc.:
5.5% 7/15/22	744,000	832,439
5.7% 7/15/43	1,108,000	1,234,965
JPMorgan Chase & Co. 3.875% 2/1/24	5,000,000	5,049,210
JPMorgan Chase Bank 6% 10/1/17	10,850,000	12,478,227
MetLife Institutional Funding II 0.6129% 1/6/15 (c)(e)	600,000	601,646
Moody's Corp. 4.5% 9/1/22	6,500,000	6,724,270
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (c)	517,000	514,971
TECO Finance, Inc. 5.15% 3/15/20	114,000	127,356
		46,099,742
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - 6.5%
American International Group, Inc.:
3.8% 3/22/17	$ 1,042,000	$ 1,119,388
4.875% 9/15/16	1,390,000	1,522,235
5.85% 1/16/18	1,000,000	1,149,683
Aon Corp.:
3.125% 5/27/16	1,609,000	1,682,990
6.25% 9/30/40	253,000	308,405
Assurant, Inc. 2.5% 3/15/18	3,842,000	3,850,779
Berkshire Hathaway Finance Corp.:
1.6% 5/15/17	425,000	432,917
4.4% 5/15/42	107,000	103,553
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(e)	66,000	67,980
Hartford Financial Services Group, Inc.:
4% 10/15/17	3,600,000	3,894,581
4.3% 4/15/43	1,211,000	1,137,313
Liberty Mutual Group, Inc. 4.95% 5/1/22 (c)	5,250,000	5,592,127
Marsh & McLennan Companies, Inc.:
4.05% 10/15/23	2,306,000	2,342,905
4.8% 7/15/21	1,643,000	1,793,211
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	148,000	161,326
MetLife, Inc. 1.756% 12/15/17 (b)	238,000	241,325
Pacific LifeCorp:
5.125% 1/30/43 (c)	1,285,000	1,254,679
6% 2/10/20 (c)	902,000	1,027,494
Prudential Financial, Inc.:
5.625% 5/12/41	1,170,000	1,318,547
5.625% 6/15/43 (e)	5,000,000	5,162,500
Symetra Financial Corp. 6.125% 4/1/16 (c)	615,000	657,142
Unum Group:
5.625% 9/15/20	1,846,000	2,057,182
5.75% 8/15/42	3,748,000	4,031,904
7.125% 9/30/16	106,000	121,142
UnumProvident Finance Co. PLC 6.85% 11/15/15 (c)	1,938,000	2,110,730
		43,142,038
Real Estate Investment Trusts - 2.9%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	94,000	97,408
AvalonBay Communities, Inc. 4.2% 12/15/23	4,553,000	4,703,012
Boston Properties, Inc. 3.85% 2/1/23	738,000	741,532
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
BRE Properties, Inc. 5.5% 3/15/17	$ 152,000	$ 168,140
Camden Property Trust 4.25% 1/15/24	758,000	775,694
CommonWealth REIT 5.875% 9/15/20	1,260,000	1,354,093
Developers Diversified Realty Corp.:
4.625% 7/15/22	391,000	410,417
4.75% 4/15/18	1,764,000	1,920,269
9.625% 3/15/16	214,000	248,686
Duke Realty LP:
3.625% 4/15/23	383,000	365,207
3.875% 10/15/22	403,000	394,896
4.375% 6/15/22	206,000	210,480
5.5% 3/1/16	1,300,000	1,408,698
6.75% 3/15/20	1,295,000	1,524,231
Equity One, Inc. 3.75% 11/15/22	3,000,000	2,882,328
Federal Realty Investment Trust 6.2% 1/15/17	1,300,000	1,467,500
Health Care REIT, Inc. 2.25% 3/15/18	324,000	326,617
Retail Opportunity Investments Partnership LP 5% 12/15/23	167,000	173,214
Simon Property Group LP 2.8% 1/30/17	47,000	49,152
		19,221,574
Real Estate Management & Development - 3.5%
BioMed Realty LP:
3.85% 4/15/16	914,000	962,542
4.25% 7/15/22	170,000	169,345
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,017,000	1,971,632
4.95% 4/15/18	290,000	314,163
6% 4/1/16	211,000	229,705
7.5% 5/15/15	899,000	967,839
Liberty Property LP:
3.375% 6/15/23	1,087,000	1,023,854
4.125% 6/15/22	1,832,000	1,855,774
4.4% 2/15/24	1,039,000	1,056,692
4.75% 10/1/20	752,000	805,354
5.125% 3/2/15	141,000	146,809
5.5% 12/15/16	2,436,000	2,690,160
6.625% 10/1/17	1,960,000	2,264,694
Mack-Cali Realty LP:
2.5% 12/15/17	488,000	493,583
3.15% 5/15/23	922,000	828,777
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP: - continued
4.5% 4/18/22	$ 94,000	$ 95,192
7.75% 8/15/19	126,000	151,709
Mid-America Apartments LP 4.3% 10/15/23	180,000	182,011
Post Apartment Homes LP 3.375% 12/1/22	4,905,000	4,644,172
Prime Property Funding, Inc. 5.7% 4/15/17 (c)	276,000	299,458
Reckson Operating Partnership LP 6% 3/31/16	286,000	311,662
Regency Centers LP 5.25% 8/1/15	249,000	263,294
Tanger Properties LP:
3.875% 12/1/23	398,000	398,309
6.125% 6/1/20	661,000	774,007
6.15% 11/15/15	65,000	70,792
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	508,000	509,130
		23,480,659
TOTAL FINANCIALS		271,006,003
HEALTH CARE - 3.2%
Biotechnology - 0.7%
Amgen, Inc. 5.15% 11/15/41	3,228,000	3,380,804
Howard Hughes Medical Institute 3.5% 9/1/23	1,106,000	1,121,663
		4,502,467
Health Care Providers & Services - 1.7%
Aetna, Inc. 1.5% 11/15/17	72,000	71,804
Express Scripts Holding Co. 2.1% 2/12/15	4,500,000	4,562,739
Express Scripts, Inc. 3.125% 5/15/16	1,696,000	1,773,970
UnitedHealth Group, Inc.:
3.95% 10/15/42	132,000	119,495
4.25% 3/15/43	2,500,000	2,381,798
4.625% 11/15/41	965,000	973,936
WellPoint, Inc.:
1.875% 1/15/18	288,000	287,838
2.375% 2/15/17	810,000	833,273
		11,004,853
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
4.15% 2/1/24	248,000	254,983
5.3% 2/1/44	103,000	111,374
		366,357
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - 0.8%
AbbVie, Inc.:
1.75% 11/6/17	$ 999,000	$ 1,006,243
4.4% 11/6/42	627,000	616,445
Johnson & Johnson 4.5% 12/5/43	3,200,000	3,357,949
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	187,000	186,994
Zoetis, Inc. 1.875% 2/1/18	123,000	123,346
		5,290,977
TOTAL HEALTH CARE		21,164,654
INDUSTRIALS - 3.3%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (c)	103,000	104,067
United Technologies Corp. 4.5% 6/1/42	1,761,000	1,796,440
		1,900,507
Airlines - 0.1%
Aviation Capital Group Corp. 4.625% 1/31/18 (c)	549,000	572,048
Continental Airlines, Inc. 6.648% 3/15/19	75,231	79,557
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	51,445	55,047
8.36% 1/20/19	40,032	44,636
		751,288
Electrical Equipment - 1.7%
Roper Industries, Inc.:
1.85% 11/15/17	4,079,000	4,099,938
2.05% 10/1/18	7,475,000	7,381,465
		11,481,403
Industrial Conglomerates - 0.8%
General Electric Co.:
2.7% 10/9/22	5,000,000	4,837,270
4.125% 10/9/42	434,000	420,526
		5,257,796
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC 4.4% 3/15/42	2,500,000	2,374,528
TOTAL INDUSTRIALS		21,765,522
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.4%
Cisco Systems, Inc. 2.9% 3/4/21	$ 2,273,000	$ 2,293,884
Computers & Peripherals - 0.2%
Hewlett-Packard Co. 2.625% 12/9/14	1,500,000	1,523,355
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
1.6% 2/3/15	152,000	153,376
2.375% 12/17/18	185,000	184,289
		337,665
IT Services - 1.1%
The Western Union Co.:
2.375% 12/10/15	358,000	367,337
2.875% 12/10/17	926,000	952,645
Xerox Corp.:
2.95% 3/15/17	2,591,000	2,712,334
4.25% 2/15/15	3,200,000	3,307,008
		7,339,324
Software - 0.0%
Oracle Corp. 5.375% 7/15/40	240,000	270,816
TOTAL INFORMATION TECHNOLOGY		11,765,044
MATERIALS - 1.0%
Chemicals - 0.1%
Ecolab, Inc. 1.45% 12/8/17	434,000	430,755
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	82,000	91,263
Metals & Mining - 0.9%
Anglo American Capital PLC 9.375% 4/8/14 (c)	156,000	157,210
Corporacion Nacional del Cobre de Chile (Codelco) 5.625% 10/18/43 (c)	625,000	637,559
Teck Resources Ltd. 2.5% 2/1/18	5,000,000	5,065,170
Vale Overseas Ltd. 6.25% 1/23/17	104,000	116,480
		5,976,419
TOTAL MATERIALS		6,498,437
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.:
5.55% 8/15/41	$ 2,700,000	$ 2,843,408
6.3% 1/15/38	970,000	1,106,892
British Telecommunications PLC:
1.25% 2/14/17	1,064,000	1,066,581
1.625% 6/28/16	435,000	442,191
Verizon Communications, Inc.:
2.45% 11/1/22	634,000	577,746
3.5% 11/1/21	1,420,000	1,433,784
4.5% 9/15/20	3,827,000	4,146,111
4.6% 4/1/21	460,000	498,501
6.4% 9/15/33	1,509,000	1,794,642
6.55% 9/15/43	5,646,000	6,913,425
		20,823,281
Wireless Telecommunication Services - 1.0%
America Movil S.A.B. de CV:
2.375% 9/8/16	1,450,000	1,497,850
3.625% 3/30/15	564,000	580,920
Rogers Communications, Inc. 4.1% 10/1/23	4,398,000	4,511,939
		6,590,709
TOTAL TELECOMMUNICATION SERVICES		27,413,990
UTILITIES - 6.5%
Electric Utilities - 4.1%
AmerenUE 6.4% 6/15/17	133,000	153,784
American Electric Power Co., Inc. 1.65% 12/15/17	2,173,000	2,173,315
Cleveland Electric Illuminating Co. 5.7% 4/1/17	223,000	241,179
Commonwealth Edison Co. 1.95% 9/1/16	83,000	85,034
Duke Capital LLC 5.668% 8/15/14	192,000	196,370
Duke Energy Carolinas LLC 4.25% 12/15/41	106,000	105,058
Duke Energy Corp.:
1.625% 8/15/17	5,685,000	5,728,655
2.1% 6/15/18	414,000	418,745
Duke Energy Industries, Inc. 4.9% 7/15/43	3,000,000	3,253,683
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	500,000	569,628
6.4% 9/15/20 (c)	1,310,000	1,530,806
Entergy Louisiana LLC 1.875% 12/15/14	144,000	145,632
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.:
2.75% 3/15/18	$ 599,000	$ 603,785
4.25% 3/15/23	894,000	877,251
7.375% 11/15/31	4,145,000	4,773,096
Florida Power & Light Co. 5.69% 3/1/40	1,000,000	1,204,754
Nevada Power Co.:
6.5% 8/1/18	70,000	83,414
6.65% 4/1/36	500,000	647,345
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	581,000	582,697
Northeast Utilities 1.45% 5/1/18	208,000	203,540
Pepco Holdings, Inc. 2.7% 10/1/15	2,228,000	2,281,951
Tampa Electric Co. 6.55% 5/15/36	500,000	631,834
Xcel Energy, Inc. 4.8% 9/15/41	554,000	577,854
		27,069,410
Gas Utilities - 0.3%
Boston Gas Co. 4.487% 2/15/42 (c)	2,000,000	2,000,644
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	18,000	19,077
		2,019,721
Multi-Utilities - 2.1%
Dominion Resources, Inc.:
1.95% 8/15/16	1,612,000	1,650,806
2.5469% 9/30/66 (e)	7,158,000	6,610,978
7.5% 6/30/66 (e)	145,000	157,325
NiSource Finance Corp.:
4.45% 12/1/21	91,000	96,376
5.25% 2/15/43	234,000	236,947
5.4% 7/15/14	1,060,000	1,078,319
5.95% 6/15/41	1,493,000	1,652,620
6.4% 3/15/18	59,000	68,973
Sempra Energy:
2.3% 4/1/17	2,024,000	2,080,073
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
2.875% 10/1/22	$ 224,000	$ 213,150
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	117,000	119,633
		13,965,200
TOTAL UTILITIES		43,054,331
TOTAL NONCONVERTIBLE BONDS (Cost $537,835,810)		551,422,364
U.S. Treasury Obligations - 1.7%

U.S. Treasury Bonds 3.625% 8/15/43 (Cost $10,860,456)	11,301,000	11,378,694
Municipal Securities - 4.5%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	280,000	400,658
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	40,000	53,803
7.3% 10/1/39	1,485,000	1,998,171
7.5% 4/1/34	1,165,000	1,580,940
7.55% 4/1/39	730,000	1,014,744
7.6% 11/1/40	5,750,000	8,106,178
7.625% 3/1/40	70,000	97,632
Chicago Gen. Oblig. (Taxable Proj.):
Series 2010 C1, 7.781% 1/1/35	1,295,000	1,540,817
Series 2012 B, 5.432% 1/1/42	160,000	142,314
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	1,255,000	1,392,598
5.877% 3/1/19	12,135,000	13,615,823
TOTAL MUNICIPAL SECURITIES (Cost $29,640,835)		29,943,678
Foreign Government and Government Agency Obligations - 1.1%
	Principal Amount	Value
Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (c)	$ 825,000	$ 840,469
Brazilian Federative Republic 4.25% 1/7/25	885,000	851,813
Chilean Republic 3.25% 9/14/21	155,000	155,775
Russian Federation 3.25% 4/4/17 (c)	800,000	836,960
United Mexican States:
4.75% 3/8/44	4,516,000	4,211,170
5.55% 1/21/45	33,000	34,320
6.05% 1/11/40	116,000	129,804
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $7,681,538)		7,060,311
Fixed-Income Funds - 3.9%
	Shares
Fidelity Specialized High Income Central Fund (f) (Cost $24,840,171)	237,388	25,540,612
Preferred Securities - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (d)(e) (Cost $103,589)	$ 102,000	111,449
Money Market Funds - 5.5%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (a) (Cost $36,449,725)	36,449,725	$ 36,449,725
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $647,412,124)		661,906,833
NET OTHER ASSETS (LIABILITIES) - 0.1%		490,236
NET ASSETS - 100%		$ 662,397,069
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $57,674,162 or 8.7% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,515
Fidelity Specialized High Income Central Fund	1,002,718
Total	$ 1,019,233
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 38,263,135	$ 1,002,718	$ 14,977,411	$ 25,540,612	6.2%
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 551,422,364	$ -	$ 551,422,364	$ -
U.S. Government and Government Agency Obligations	11,378,694	-	11,378,694	-
Municipal Securities	29,943,678	-	29,943,678	-
Foreign Government and Government Agency Obligations	7,060,311	-	7,060,311	-
Fixed-Income Funds	25,540,612	25,540,612	-	-
Preferred Securities	111,449	-	111,449	-
Money Market Funds	36,449,725	36,449,725	-	-
Total Investments in Securities:	$ 661,906,833	$ 61,990,337	$ 599,916,496	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.0%
United Kingdom	3.2%
Mexico	2.4%
Canada	2.2%
Cayman Islands	1.1%
Netherlands	1.0%
Others (Individually Less Than 1%)	2.1%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $586,122,228)	$ 599,916,496
Fidelity Central Funds (cost $61,289,896)	61,990,337
Total Investments (cost $647,412,124)		$ 661,906,833
Receivable for fund shares sold		1,489,014
Interest receivable		7,152,231
Distributions receivable from Fidelity Central Funds		2,784
Receivable from investment adviser for expense reductions		104
Total assets		670,550,966

Liabilities
Payable for investments purchased	$ 7,390,480
Payable for fund shares redeemed	431,880
Distributions payable	69,126
Accrued management fee	188,740
Distribution and service plan fees payable	13,576
Other affiliated payables	60,095
Total liabilities		8,153,897

Net Assets		$ 662,397,069
Net Assets consist of:
Paid in capital		$ 653,769,367
Distributions in excess of net investment income		(118,384)
Accumulated undistributed net realized gain (loss) on investments		(5,748,623)
Net unrealized appreciation (depreciation) on investments		14,494,709
Net Assets		$ 662,397,069

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($22,145,925 ÷ 1,970,979 shares)	$ 11.24

Maximum offering price per share (100/96.00 of $11.24)	$ 11.71
Class T: Net Asset Value and redemption price per share ($6,281,504 ÷ 559,063 shares)	$ 11.24

Maximum offering price per share (100/96.00 of $11.24)	$ 11.71
Class C: Net Asset Value and offering price per share ($9,423,629 ÷ 838,785 shares)A	$ 11.23

Corporate Bond: Net Asset Value, offering price and redemption price per share ($564,439,234 ÷ 50,235,478 shares)	$ 11.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($60,106,777 ÷ 5,349,433 shares)	$ 11.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 28, 2014 (Unaudited)

Investment Income
Dividends		$ 3,236
Interest		13,234,090
Income from Fidelity Central Funds		1,019,233
Total income		14,256,559

Expenses
Management fee	$ 1,422,753
Transfer agent fees	446,582
Distribution and service plan fees	84,850
Independent trustees' compensation	1,645
Miscellaneous	756
Total expenses before reductions	1,956,586
Expense reductions	(1,693)	1,954,893
Net investment income (loss)		12,301,666
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,714,366)
Fidelity Central Funds	14,058
Total net realized gain (loss)		(5,700,308)
Change in net unrealized appreciation (depreciation) on investment securities		34,204,437
Net gain (loss)		28,504,129
Net increase (decrease) in net assets resulting from operations		$ 40,805,795

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,301,666	$ 20,127,522
Net realized gain (loss)	(5,700,308)	528,552
Change in net unrealized appreciation (depreciation)	34,204,437	(43,600,433)
Net increase (decrease) in net assets resulting from operations	40,805,795	(22,944,359)
Distributions to shareholders from net investment income	(12,329,107)	(20,053,746)
Distributions to shareholders from net realized gain	-	(4,309,634)
Total distributions	(12,329,107)	(24,363,380)
Share transactions - net increase (decrease)	(229,606,601)	355,765,675
Total increase (decrease) in net assets	(201,129,913)	308,457,936

Net Assets
Beginning of period	863,526,982	555,069,046
End of period (including distributions in excess of net investment income of $118,384 and distributions in excess of net investment income of $90,943, respectively)	$ 662,397,069	$ 863,526,982

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.148	.277	.287	.356	.128
Net realized and unrealized gain (loss)	.431	(.536)	.857	.366	.446
Total from investment operations	.579	(.259)	1.144	.722	.574
Distributions from net investment income	(.149)	(.273)	(.294)	(.370)	(.124)
Distributions from net realized gain	-	(.078)	(.130)	(.102)	-
Total distributions	(.149)	(.351)	(.424)	(.472)	(.124)
Net asset value, end of period	$ 11.24	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Total Return B,C,D	5.39%	(2.36)%	10.98%	7.16%	5.78%
Ratios to Average Net Assets F,I
Expenses before reductions	.80% A	.76%	.76%	.75%	.74% A
Expenses net of fee waivers, if any	.80% A	.76%	.76%	.75%	.74% A
Expenses net of all reductions	.80% A	.76%	.76%	.75%	.74% A
Net investment income (loss)	2.72% A	2.43%	2.62%	3.43%	3.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,146	$ 21,833	$ 40,842	$ 12,935	$ 3,083
Portfolio turnover rate G	67% A	58%	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 11.42	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.146	.272	.284	.357	.131
Net realized and unrealized gain (loss)	.430	(.537)	.868	.363	.436
Total from investment operations	.576	(.265)	1.152	.720	.567
Distributions from net investment income	(.146)	(.267)	(.292)	(.368)	(.127)
Distributions from net realized gain	-	(.078)	(.130)	(.102)	-
Total distributions	(.146)	(.345)	(.422)	(.470)	(.127)
Net asset value, end of period	$ 11.24	$ 10.81	$ 11.42	$ 10.69	$ 10.44
Total Return B,C,D	5.36%	(2.42)%	11.06%	7.14%	5.71%
Ratios to Average Net Assets F,I
Expenses before reductions	.85% A	.80%	.79%	.75%	.68% A
Expenses net of fee waivers, if any	.85% A	.80%	.79%	.75%	.68% A
Expenses net of all reductions	.85% A	.80%	.79%	.75%	.68% A
Net investment income (loss)	2.67% A	2.39%	2.59%	3.42%	3.98% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,282	$ 6,502	$ 12,078	$ 5,153	$ 1,026
Portfolio turnover rate G	67% A	58%	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 11.42	$ 10.69	$ 10.44	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.107	.189	.204	.280	.106
Net realized and unrealized gain (loss)	.431	(.544)	.868	.361	.437
Total from investment operations	.538	(.355)	1.072	.641	.543
Distributions from net investment income	(.108)	(.187)	(.212)	(.289)	(.103)
Distributions from net realized gain	-	(.078)	(.130)	(.102)	-
Total distributions	(.108)	(.265)	(.342)	(.391)	(.103)
Net asset value, end of period	$ 11.23	$ 10.80	$ 11.42	$ 10.69	$ 10.44
Total Return B,C,D	5.00%	(3.20)%	10.25%	6.34%	5.46%
Ratios to Average Net Assets F,I
Expenses before reductions	1.56% A	1.53%	1.51%	1.47%	1.45% A
Expenses net of fee waivers, if any	1.56% A	1.53%	1.51%	1.47%	1.45% A
Expenses net of all reductions	1.56% A	1.53%	1.51%	1.47%	1.45% A
Net investment income (loss)	1.96% A	1.66%	1.86%	2.71%	3.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,424	$ 13,705	$ 24,613	$ 11,111	$ 668
Portfolio turnover rate G	67% A	58%	103%	242% J	67% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 4, 2010 (commencement of operations) to August 31, 2010.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Corporate Bond

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.167	.309	.321	.388	.137
Net realized and unrealized gain (loss)	.431	(.532)	.858	.367	.447
Total from investment operations	.598	(.223)	1.179	.755	.584
Distributions from net investment income	(.168)	(.309)	(.329)	(.403)	(.134)
Distributions from net realized gain	-	(.078)	(.130)	(.102)	-
Total distributions	(.168)	(.387)	(.459)	(.505)	(.134)
Net asset value, end of period	$ 11.24	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Total Return B,C	5.57%	(2.06)%	11.32%	7.50%	5.88%
Ratios to Average Net Assets E,H
Expenses before reductions	.45% A	.45%	.45%	.45%	.44% A
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.44% A
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.44% A
Net investment income (loss)	3.07% A	2.74%	2.93%	3.72%	4.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 564,439	$ 771,621	$ 471,540	$ 110,113	$ 124,879
Portfolio turnover rate F	67% A	58%	103%	242% I	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.81	$ 11.42	$ 10.70	$ 10.45	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.164	.301	.316	.389	.140
Net realized and unrealized gain (loss)	.431	(.530)	.858	.366	.445
Total from investment operations	.595	(.229)	1.174	.755	.585
Distributions from net investment income	(.165)	(.303)	(.324)	(.403)	(.135)
Distributions from net realized gain	-	(.078)	(.130)	(.102)	-
Total distributions	(.165)	(.381)	(.454)	(.505)	(.135)
Net asset value, end of period	$ 11.24	$ 10.81	$ 11.42	$ 10.70	$ 10.45
Total Return B,C	5.54%	(2.11)%	11.27%	7.51%	5.89%
Ratios to Average Net Assets E,H
Expenses before reductions	.52% A	.52%	.49%	.43%	.42% A
Expenses net of fee waivers, if any	.52% A	.51%	.49%	.43%	.42% A
Expenses net of all reductions	.52% A	.51%	.49%	.43%	.42% A
Net investment income (loss)	3.01% A	2.68%	2.88%	3.75%	4.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,107	$ 49,866	$ 5,996	$ 1,906	$ 1,406
Portfolio turnover rate F	67% A	58%	103%	242% I	67% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 4, 2010 (commencement of operations) to August 31, 2010.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014 (Unaudited)

1. Organization.

Fidelity® Corporate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Corporate Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships (including allocations from Fidelity Central Funds), market discount and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 20,655,497
Gross unrealized depreciation	(5,642,590)
Net unrealized appreciation (depreciation) on securities and other investments	$ 15,012,907

Tax cost	$ 646,893,926

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $189,500,731 and $409,369,440, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees, and interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 26,020	$ 1,976
Class T	-%	.25%	8,090	226
Class C	.75%	.25%	50,740	12,919
			$ 84,850	$ 15,121

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,097
Class T	746
Class C*	988
$ 3,831

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Corporate Bond. FIIOC receives an asset-based fee of .10% of Corporate Bond's average net assets. FIIOC

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 20,180.20
Class T	7,998.25
Class C	10,247.20
Corporate Bond	361,673.10
Institutional Class	46,484.17
	$ 446,582

* Annualized

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $756 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $23.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,670.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2014	Year ended August 31, 2013
From net investment income
Class A	$ 283,052	$ 833,757
Class T	86,371	243,158
Class C	99,953	353,250
Corporate Bond	11,014,118	17,529,207
Institutional Class	845,613	1,094,374
Total	$ 12,329,107	$ 20,053,746

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders - continued

	Six months ended February 28, 2014	Year ended August 31, 2013
From net realized gain
Class A	$ -	$ 277,814
Class T	-	58,953
Class C	-	165,646
Corporate Bond	-	3,673,268
Institutional Class	-	133,953
Total	$ -	$ 4,309,634

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Class A
Shares sold	438,442	1,515,657	$ 4,831,421	$ 17,270,761
Reinvestment of distributions	22,894	85,203	252,987	968,306
Shares redeemed	(510,843)	(3,155,406)	(5,584,501)	(35,637,175)
Net increase (decrease)	(49,507)	(1,554,546)	$ (500,093)	$ (17,398,108)
Class T
Shares sold	174,455	1,302,915	$ 1,915,275	$ 14,971,061
Reinvestment of distributions	7,403	23,403	81,767	265,396
Shares redeemed	(224,561)	(1,781,782)	(2,461,048)	(19,747,768)
Net increase (decrease)	(42,703)	(455,464)	$ (464,006)	$ (4,511,311)
Class C
Shares sold	127,056	808,078	$ 1,401,879	$ 9,209,001
Reinvestment of distributions	8,443	43,397	93,222	493,436
Shares redeemed	(565,126)	(1,737,760)	(6,168,263)	(19,645,556)
Net increase (decrease)	(429,627)	(886,285)	$ (4,673,162)	$ (9,943,119)
Corporate Bond
Shares sold	19,418,887	63,621,676	$ 213,528,424	$ 717,197,210
Reinvestment of distributions	942,801	1,783,304	10,400,488	20,136,107
Shares redeemed	(41,535,735)	(35,271,546)	(455,908,572)	(396,626,148)
Net increase (decrease)	(21,174,047)	30,133,434	$ (231,979,660)	$ 340,707,169
Institutional Class
Shares sold	848,629	4,694,320	$ 9,247,148	$ 53,739,928
Reinvestment of distributions	75,012	102,987	828,952	1,159,091
Shares redeemed	(188,954)	(707,380)	(2,065,780)	(7,987,975)
Net increase (decrease)	734,687	4,089,927	$ 8,010,320	$ 46,911,044

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Corporate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii)  enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses, and that "fund-level" non-management expenses may exceed the fund's management fee and result in a negative net management fee. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses (including 12b-1 fees, if applicable) under the fund's management contract.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Corporate Bond Fund

Semiannual Report

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CBD-USAN-0414
1.907006.103

Fidelity®

Intermediate Bond

Fund

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Actual	.45%	$ 1,000.00	$ 1,026.60	$ 2.26
Hypothetical A		$ 1,000.00	$ 1,022.56	$ 2.26

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of February 28, 2014	As of August 31, 2013
U.S. Government and U.S. Government Agency Obligations† 34.7%	U.S. Government and U.S. Government Agency Obligations† 34.8%
AAA 9.5%	AAA 10.2%
AA 5.4%	AA 5.9%
A 15.5%	A 16.7%
BBB 29.6%	BBB 28.2%
BB and Below 3.8%	BB and Below 3.3%
Not Rated 0.1%	Not Rated 0.1%
Short-Term Investments and Net Other Assets 1.4%	Short-Term Investments and Net Other Assets 0.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P®ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2014
6 months ago
Years	4.3	4.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2014
6 months ago
Years	3.8	3.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2014*		As of August 31, 2013**
Corporate Bonds 49.9%		Corporate Bonds 50.2%
U.S. Government and U.S. Government Agency Obligations† 34.7%		U.S. Government and U.S. Government Agency Obligations† 34.8%
Asset-Backed Securities 3.7%		Asset-Backed Securities 4.8%
CMOs and Other Mortgage Related Securities 8.5%		CMOs and Other Mortgage Related Securities 7.7%
Municipal Bonds 0.4%		Municipal Bonds 0.6%
Other Investments 1.4%		Other Investments 1.1%
Short-Term Investments and Net Other Assets (Liabilities) 1.4%		Short-Term Investments and Net Other Assets (Liabilities) 0.8%
* Foreign investments	11.8%	** Foreign investments	11.0%
* Futures and Swaps	0.0%††	** Futures and Swaps	0.0%††

† Includes NCUA Guaranteed Notes
†† Amount represents less than 0.1%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investments in underlying non-money market Fidelity Central Funds, is available at fidelity.com

Semiannual Report

Investments February 28, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 48.8%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 3.6%
Automobiles - 0.6%
Daimler Finance North America LLC:
1.25% 1/11/16 (d)	$ 8,000	$ 8,058
1.45% 8/1/16 (d)	2,380	2,402
Volkswagen International Finance NV:
1.6% 11/20/17 (d)	4,220	4,239
2.375% 3/22/17 (d)	3,940	4,076
		18,775
Hotels, Restaurants & Leisure - 0.1%
Starbucks Corp. 3.85% 10/1/23	5,000	5,132
Household Durables - 0.2%
Toll Brothers Finance Corp. 4% 12/31/18	5,175	5,304
Media - 2.5%
Comcast Corp.:
4.95% 6/15/16	2,432	2,658
5.15% 3/1/20	4,685	5,352
5.7% 5/15/18	355	411
COX Communications, Inc. 5.5% 10/1/15	1,342	1,438
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
2.4% 3/15/17	4,504	4,631
4.75% 10/1/14	9,282	9,507
5.875% 10/1/19	287	329
Discovery Communications LLC:
3.25% 4/1/23	563	539
3.7% 6/1/15	5,906	6,127
5.05% 6/1/20	2,181	2,428
NBCUniversal, Inc. 5.15% 4/30/20	6,800	7,776
News America, Inc.:
5.3% 12/15/14	968	1,006
6.9% 3/1/19	5,426	6,596
Time Warner Cable, Inc.:
5.85% 5/1/17	4,293	4,856
6.75% 7/1/18	7,189	8,475
8.25% 4/1/19	2,550	3,211
Time Warner, Inc.:
3.15% 7/15/15	204	211
4.875% 3/15/20	5,060	5,624
5.875% 11/15/16	5,025	5,660
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.:
3.5% 4/1/17	$ 3,145	$ 3,351
6.125% 10/5/17	3,071	3,538
		83,724
Specialty Retail - 0.2%
AutoZone, Inc. 3.7% 4/15/22	3,290	3,289
Lowe's Companies, Inc. 4.625% 4/15/20	4,793	5,339
		8,628
TOTAL CONSUMER DISCRETIONARY		121,563
CONSUMER STAPLES - 2.7%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc. 2.15% 2/1/19	6,585	6,643
FBG Finance Ltd. 5.125% 6/15/15 (d)	3,800	4,007
Heineken NV:
1.4% 10/1/17 (d)	2,092	2,087
2.75% 4/1/23 (d)	2,186	2,038
PepsiCo, Inc. 7.9% 11/1/18	5,580	7,045
SABMiller Holdings, Inc.:
2.2% 8/1/18 (d)	3,580	3,596
2.45% 1/15/17 (d)	8,430	8,710
		34,126
Food & Staples Retailing - 0.3%
CVS Caremark Corp.:
2.25% 12/5/18	2,601	2,623
4.125% 5/15/21	4,367	4,655
Walgreen Co.:
1.8% 9/15/17	1,743	1,765
3.1% 9/15/22	2,519	2,434
		11,477
Food Products - 0.6%
Cargill, Inc.:
3.25% 11/15/21 (d)	4,000	3,999
6% 11/27/17 (d)	781	899
ConAgra Foods, Inc.:
1.9% 1/25/18	1,466	1,464
3.2% 1/25/23	1,704	1,621
General Mills, Inc. 5.2% 3/17/15	3,350	3,512
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods Group, Inc. 2.25% 6/5/17	$ 4,150	$ 4,262
William Wrigley Jr. Co. 2% 10/20/17 (d)	2,937	2,960
		18,717
Tobacco - 0.8%
Altria Group, Inc.:
2.85% 8/9/22	4,100	3,845
9.7% 11/10/18	3,287	4,371
Philip Morris International, Inc. 4.5% 3/26/20	6,800	7,540
Reynolds American, Inc.:
1.05% 10/30/15	4,658	4,674
3.25% 11/1/22	2,145	2,040
6.75% 6/15/17	3,818	4,420
		26,890
TOTAL CONSUMER STAPLES		91,210
ENERGY - 5.8%
Energy Equipment & Services - 0.8%
Cameron International Corp. 1.6% 4/30/15	3,136	3,169
DCP Midstream LLC 5.35% 3/15/20 (d)	4,118	4,454
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	5,067	5,859
Halliburton Co. 6.15% 9/15/19	2,601	3,119
Nabors Industries, Inc. 2.35% 9/15/16 (d)	1,770	1,812
National Oilwell Varco, Inc. 1.35% 12/1/17	4,120	4,086
Noble Holding International Ltd. 2.5% 3/15/17	1,741	1,783
Petrofac Ltd. 3.4% 10/10/18 (d)	4,400	4,464
		28,746
Oil, Gas & Consumable Fuels - 5.0%
Anadarko Petroleum Corp.:
5.95% 9/15/16	373	417
6.375% 9/15/17	3,957	4,583
Apache Corp. 1.75% 4/15/17	1,146	1,165
BG Energy Capital PLC 2.875% 10/15/16 (d)	4,300	4,507
Cenovus Energy, Inc. 5.7% 10/15/19	4,250	4,917
DCP Midstream Operating LP:
2.5% 12/1/17	1,922	1,971
3.875% 3/15/23	3,530	3,423
Devon Energy Corp. 2.25% 12/15/18	3,355	3,373
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Duke Energy Field Services 5.375% 10/15/15 (d)	$ 1,581	$ 1,674
El Paso Natural Gas Co. 5.95% 4/15/17	178	201
Enbridge Energy Partners LP 4.2% 9/15/21	4,308	4,470
Enterprise Products Operating LP:
1.25% 8/13/15	3,123	3,147
4.05% 2/15/22	4,350	4,535
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (d)	170	190
Kinder Morgan Energy Partners LP 2.65% 2/1/19	4,636	4,664
Marathon Petroleum Corp. 3.5% 3/1/16	5,906	6,202
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (d)	6,841	6,955
Nexen, Inc. 5.2% 3/10/15	1,177	1,225
Petro-Canada 6.05% 5/15/18	1,874	2,177
Petrobras Global Finance BV 4.375% 5/20/23	4,400	3,989
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	4,220	4,273
5.75% 1/20/20	5,269	5,484
7.875% 3/15/19	4,229	4,834
Petroleos Mexicanos:
3.125% 1/23/19 (d)	521	533
3.5% 1/30/23	3,205	2,997
4.875% 1/24/22	4,300	4,494
4.875% 1/18/24	1,175	1,208
4.875% 1/18/24 (d)	2,505	2,565
6% 3/5/20	495	558
Phillips 66 Co. 2.95% 5/1/17	8,400	8,839
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,551	2,675
5.75% 1/15/20	6,268	7,265
Schlumberger Investment SA:
1.25% 8/1/17 (d)	6,000	5,965
3.65% 12/1/23	3,500	3,579
Southeast Supply Header LLC 4.85% 8/15/14 (d)	5,816	5,914
Spectra Energy Capital, LLC 5.65% 3/1/20	237	263
Suncor Energy, Inc. 6.1% 6/1/18	5,571	6,510
Texas Eastern Transmission LP 6% 9/15/17 (d)	5,603	6,327
Total Capital International SA 2.125% 1/10/19	8,195	8,295
TransCapitalInvest Ltd. 5.67% 3/5/14 (d)	4,406	4,406
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	1,717	1,904
Western Gas Partners LP:
2.6% 8/15/18	3,512	3,537
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Gas Partners LP: - continued
5.375% 6/1/21	$ 4,300	$ 4,642
Williams Partners LP 4.3% 3/4/24	4,990	5,000
		165,852
TOTAL ENERGY		194,598
FINANCIALS - 24.5%
Capital Markets - 2.8%
BlackRock, Inc. 4.25% 5/24/21	3,460	3,768
Goldman Sachs Group, Inc.:
2.375% 1/22/18	4,020	4,076
2.625% 1/31/19	7,920	7,965
5.25% 7/27/21	5,000	5,571
5.95% 1/18/18	10,163	11,610
6.15% 4/1/18	3,044	3,509
Lazard Group LLC:
4.25% 11/14/20	1,723	1,813
6.85% 6/15/17	4,983	5,695
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	1,406	1,627
6.875% 4/25/18	5,859	6,978
Morgan Stanley:
1.75% 2/25/16	3,418	3,477
2.125% 4/25/18	3,910	3,932
5.45% 1/9/17	1,019	1,133
5.625% 9/23/19	933	1,072
5.75% 1/25/21	4,378	5,032
5.95% 12/28/17	2,475	2,839
6.625% 4/1/18	653	768
7.3% 5/13/19	3,668	4,498
State Street Corp.:
3.1% 5/15/23	4,200	4,013
3.7% 11/20/23	2,190	2,243
The Bank of New York Mellon Corp.:
2.4% 1/17/17	8,600	8,936
3.65% 2/4/24	3,295	3,351
		93,906
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - 8.6%
Australia & New Zealand Banking Group Ltd.:
1.45% 5/15/18	$ 3,890	$ 3,824
1.875% 10/6/17	4,100	4,148
Bank of America NA:
1.25% 2/14/17	5,292	5,297
5.3% 3/15/17	1,267	1,404
Bank of Montreal 2.5% 1/11/17	4,210	4,387
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.65% 2/26/18 (d)	4,760	4,729
BB&T Corp. 3.95% 3/22/22	6,235	6,405
BNP Paribas 2.375% 9/14/17	3,788	3,895
BPCE SA 1.625% 2/10/17	4,965	4,965
Capital One Bank NA 2.25% 2/13/19	6,545	6,548
CIT Group, Inc. 3.875% 2/19/19	7,345	7,447
Credit Suisse AG 6% 2/15/18	9,794	11,337
Discover Bank 2% 2/21/18	8,400	8,390
Fifth Third Bancorp:
2.3% 3/1/19	1,841	1,844
3.5% 3/15/22	4,300	4,334
4.5% 6/1/18	440	480
Fifth Third Bank 1.45% 2/28/18	4,000	3,954
First Niagara Financial Group, Inc. 6.75% 3/19/20	4,283	5,012
HBOS PLC 6.75% 5/21/18 (d)	3,004	3,422
HSBC Bank PLC 1.5% 5/15/18 (d)	3,890	3,832
HSBC Holdings PLC:
4% 3/30/22	3,778	3,917
5.1% 4/5/21	4,270	4,793
Huntington Bancshares, Inc. 7% 12/15/20	1,204	1,447
Huntington National Bank 2.2% 4/1/19	4,985	4,981
Intesa Sanpaolo SpA 2.375% 1/13/17	6,760	6,776
KeyBank NA 1.65% 2/1/18	2,625	2,623
KeyCorp.:
2.3% 12/13/18	5,120	5,145
5.1% 3/24/21	4,303	4,829
Marshall & Ilsley Bank 5% 1/17/17	5,254	5,710
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (d)	7,500	7,442
Nordea Bank AB 0.875% 5/13/16 (d)	5,850	5,839
PNC Bank NA:
1.125% 1/27/17	8,215	8,224
2.2% 1/28/19	3,285	3,310
Rabobank (Netherlands) NV 3.95% 11/9/22	8,367	8,297
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Rabobank Nederland New York Branch 2.25% 1/14/19	$ 6,560	$ 6,602
Regions Bank:
6.45% 6/26/37	514	569
7.5% 5/15/18	6,078	7,237
Regions Financial Corp.:
2% 5/15/18	3,910	3,851
5.75% 6/15/15	31	33
7.75% 11/10/14	48	50
Royal Bank of Canada 1.5% 1/16/18	8,080	8,065
Royal Bank of Scotland Group PLC 2.55% 9/18/15	13,895	14,218
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	6,150	6,195
2.45% 1/10/19	4,000	4,062
SunTrust Bank 2.75% 5/1/23	4,300	4,067
SunTrust Banks, Inc. 3.5% 1/20/17	9,273	9,832
The Toronto Dominion Bank:
2.375% 10/19/16	8,600	8,946
2.625% 9/10/18	5,842	6,037
Union Bank NA 2.125% 6/16/17	4,300	4,404
Wachovia Bank NA 6% 11/15/17	5,655	6,552
Wells Fargo & Co.:
2.15% 1/15/19	5,077	5,126
3% 1/22/21	6,034	6,098
3.5% 3/8/22	4,300	4,404
4.48% 1/16/24	4,987	5,219
Westpac Banking Corp. 2% 8/14/17	7,300	7,463
		288,017
Consumer Finance - 2.7%
American Express Credit Corp.:
1.3% 7/29/16	3,620	3,658
2.8% 9/19/16	3,852	4,031
American Honda Finance Corp. 1.5% 9/11/17 (d)	4,100	4,124
Capital One Financial Corp. 3.15% 7/15/16	4,360	4,579
Discover Financial Services:
3.85% 11/21/22	196	193
5.2% 4/27/22	710	765
6.45% 6/12/17	2,977	3,374
Ford Motor Credit Co. LLC:
1.7% 5/9/16	4,000	4,056
2.75% 5/15/15	6,250	6,397
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Ford Motor Credit Co. LLC: - continued
3% 6/12/17	$ 10,250	$ 10,673
4.25% 9/20/22	4,080	4,217
General Electric Capital Corp.:
1% 1/8/16	4,796	4,834
1.6% 11/20/17	11,000	11,117
2.25% 11/9/15	6,196	6,376
2.9% 1/9/17	4,220	4,441
6.375% 11/15/67 (f)	5,670	6,272
HSBC U.S.A., Inc.:
1.625% 1/16/18	3,579	3,570
2.375% 2/13/15	3,402	3,465
2.625% 9/24/18	1,804	1,854
Hyundai Capital America:
2.125% 10/2/17 (d)	1,463	1,479
2.875% 8/9/18 (d)	1,665	1,706
		91,181
Diversified Financial Services - 3.6%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	1,596	1,596
Bank of America Corp.:
1.5% 10/9/15	5,000	5,054
2% 1/11/18	3,000	3,016
2.6% 1/15/19	11,089	11,226
3.875% 3/22/17	326	350
5.75% 12/1/17	6,840	7,802
5.875% 1/5/21	5,905	6,905
Barclays Bank PLC 2.5% 2/20/19	2,100	2,123
BP Capital Markets PLC:
2.248% 11/1/16	4,280	4,433
3.2% 3/11/16	4,270	4,489
3.245% 5/6/22	4,160	4,145
Citigroup, Inc.:
1.3% 4/1/16	6,000	6,034
1.7% 7/25/16	1,000	1,014
1.75% 5/1/18	6,000	5,936
6.125% 5/15/18	100	116
Deutsche Bank AG London Branch 2.5% 2/13/19	8,876	8,958
IntercontinentalExchange Group, Inc. 2.5% 10/15/18	2,383	2,438
JPMorgan Chase & Co.:
2.35% 1/28/19	16,470	16,538
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.: - continued
3.15% 7/5/16	$ 4,300	$ 4,520
4.5% 1/24/22	4,210	4,554
JPMorgan Chase Bank 6% 10/1/17	12,071	13,882
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (d)	1,271	1,266
TECO Finance, Inc.:
4% 3/15/16	1,147	1,217
5.15% 3/15/20	1,709	1,909
		119,521
Insurance - 2.3%
American International Group, Inc. 4.875% 6/1/22	4,038	4,440
Aon Corp.:
3.5% 9/30/15	6,239	6,490
5% 9/30/20	4,000	4,502
Aon PLC 4% 11/27/23	3,380	3,448
Axis Capital Holdings Ltd. 5.75% 12/1/14	617	640
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	5,000	5,093
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (d)(f)	1,929	1,987
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	1,889	2,110
5.375% 3/15/17	149	166
Liberty Mutual Group, Inc. 5% 6/1/21 (d)	4,280	4,573
Marsh & McLennan Companies, Inc.:
2.55% 10/15/18	3,559	3,637
4.8% 7/15/21	2,565	2,800
MetLife, Inc.:
1.756% 12/15/17 (c)	1,752	1,776
5% 6/15/15	1,285	1,359
Metropolitan Life Global Funding I 1.5% 1/10/18 (d)	9,444	9,280
Pacific LifeCorp 6% 2/10/20 (d)	2,213	2,521
Prudential Financial, Inc. 4.5% 11/15/20	4,820	5,289
Symetra Financial Corp. 6.125% 4/1/16 (d)	6,640	7,095
Unum Group:
5.625% 9/15/20	5,021	5,595
7.125% 9/30/16	4,802	5,488
		78,289
Real Estate Investment Trusts - 2.1%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,262	1,308
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc.:
3.625% 10/1/20	$ 1,583	$ 1,639
4.2% 12/15/23	6,745	6,967
Boston Properties, Inc. 3.85% 2/1/23	3,900	3,919
BRE Properties, Inc. 5.5% 3/15/17	508	562
Camden Property Trust 4.25% 1/15/24	2,807	2,873
Developers Diversified Realty Corp.:
4.625% 7/15/22	1,318	1,383
4.75% 4/15/18	1,990	2,166
7.5% 4/1/17	2,748	3,200
Duke Realty LP:
3.625% 4/15/23	1,976	1,884
3.875% 10/15/22	3,009	2,948
6.75% 3/15/20	291	343
8.25% 8/15/19	57	71
Equity One, Inc.:
3.75% 11/15/22	8,200	7,878
6% 9/15/17	3,451	3,868
6.25% 1/15/17	545	608
Equity Residential 5.125% 3/15/16	3,150	3,418
Federal Realty Investment Trust:
5.9% 4/1/20	42	49
6.2% 1/15/17	685	773
HCP, Inc. 4.25% 11/15/23	5,100	5,218
Health Care REIT, Inc. 2.25% 3/15/18	1,651	1,664
HRPT Properties Trust:
5.75% 11/1/15	1,526	1,582
6.25% 6/15/17	1,361	1,473
6.65% 1/15/18	792	872
Simon Property Group LP:
2.15% 9/15/17	6,685	6,861
2.2% 2/1/19	3,118	3,130
2.8% 1/30/17	972	1,016
4.2% 2/1/15	1,570	1,608
		69,281
Real Estate Management & Development - 2.4%
BioMed Realty LP:
3.85% 4/15/16	8,587	9,043
6.125% 4/15/20	1,521	1,733
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP:
3.95% 2/15/23	$ 4,106	$ 4,014
5.7% 5/1/17	2,338	2,576
ERP Operating LP:
4.625% 12/15/21	3,194	3,462
4.75% 7/15/20	2,996	3,308
5.375% 8/1/16	1,323	1,460
5.75% 6/15/17	5,803	6,590
Liberty Property LP:
4.125% 6/15/22	1,971	1,997
4.75% 10/1/20	7,111	7,616
5.125% 3/2/15	1,250	1,301
5.5% 12/15/16	1,941	2,144
6.625% 10/1/17	2,744	3,171
Mack-Cali Realty LP:
2.5% 12/15/17	2,891	2,924
4.5% 4/18/22	1,234	1,250
7.75% 8/15/19	539	649
Mid-America Apartments LP 4.3% 10/15/23	696	704
Post Apartment Homes LP 3.375% 12/1/22	2,705	2,561
Prime Property Funding, Inc.:
5.125% 6/1/15 (d)	1,411	1,473
5.7% 4/15/17 (d)	2,195	2,382
Regency Centers LP:
4.95% 4/15/14	675	678
5.25% 8/1/15	3,106	3,284
5.875% 6/15/17	1,727	1,934
Tanger Properties LP:
6.125% 6/1/20	4,208	4,927
6.15% 11/15/15	4,191	4,564
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	2,589	2,595
		78,340
TOTAL FINANCIALS		818,535
HEALTH CARE - 1.9%
Biotechnology - 0.1%
Amgen, Inc. 5.85% 6/1/17	3,264	3,728
Celgene Corp. 2.45% 10/15/15	472	485
		4,213
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 1.2%
Aetna, Inc.:
1.5% 11/15/17	$ 506	$ 505
2.75% 11/15/22	2,041	1,926
Coventry Health Care, Inc.:
5.95% 3/15/17	1,930	2,182
6.3% 8/15/14	3,995	4,096
Express Scripts, Inc. 3.125% 5/15/16	3,905	4,085
Medco Health Solutions, Inc. 2.75% 9/15/15	8,204	8,446
UnitedHealth Group, Inc.:
1.4% 10/15/17	840	840
2.75% 2/15/23	684	645
3.875% 10/15/20	5,296	5,660
WellPoint, Inc.:
1.875% 1/15/18	2,129	2,128
3.125% 5/15/22	4,290	4,130
4.35% 8/15/20	5,502	5,921
		40,564
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	947	947
4.15% 2/1/24	918	944
		1,891
Pharmaceuticals - 0.5%
AbbVie, Inc.:
1.75% 11/6/17	6,991	7,042
2.9% 11/6/22	4,110	3,970
Mylan, Inc. 1.35% 11/29/16	1,108	1,113
Perrigo Co. PLC 1.3% 11/8/16 (d)	911	912
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,373	1,373
Zoetis, Inc.:
1.875% 2/1/18	637	639
3.25% 2/1/23	1,553	1,499
		16,548
TOTAL HEALTH CARE		63,216
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (d)	440	445
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - 0.3%
Continental Airlines, Inc.:
4.15% 10/11/25	$ 4,477	$ 4,600
6.648% 3/15/19	2,183	2,309
6.795% 2/2/20	72	76
6.9% 7/2/19	634	687
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,490	1,594
8.36% 1/20/19	1,160	1,294
		10,560
Electrical Equipment - 0.2%
Roper Industries, Inc. 2.05% 10/1/18	5,730	5,658
Industrial Conglomerates - 0.4%
Covidien International Finance SA:
3.2% 6/15/22	4,391	4,367
6% 10/15/17	3,234	3,713
General Electric Co. 2.7% 10/9/22	3,340	3,231
		11,311
Machinery - 0.2%
Deere & Co. 2.6% 6/8/22	8,200	7,889
Road & Rail - 0.1%
Burlington Northern Santa Fe LLC 3.45% 9/15/21	4,262	4,343
TOTAL INDUSTRIALS		40,206
INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.2%
Cisco Systems, Inc. 2.125% 3/1/19	6,640	6,698
Computers & Peripherals - 0.5%
Apple, Inc. 1% 5/3/18	11,730	11,452
Hewlett-Packard Co. 2.625% 12/9/14	4,280	4,347
		15,799
Electronic Equipment & Components - 0.2%
Tyco Electronics Group SA:
1.6% 2/3/15	2,168	2,188
2.375% 12/17/18	685	682
6.55% 10/1/17	2,606	3,027
		5,897
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.5%
IBM Corp. 3.625% 2/12/24	$ 3,310	$ 3,329
Xerox Corp. 4.25% 2/15/15	14,142	14,615
		17,944
Software - 0.4%
Microsoft Corp. 3.625% 12/15/23	5,065	5,205
Oracle Corp. 3.875% 7/15/20	6,900	7,446
		12,651
TOTAL INFORMATION TECHNOLOGY		58,989
MATERIALS - 1.2%
Chemicals - 0.4%
Ecolab, Inc. 1.45% 12/8/17	2,207	2,191
Sherwin-Williams Co. 1.35% 12/15/17	4,110	4,058
The Dow Chemical Co. 4.125% 11/15/21	4,063	4,270
The Mosaic Co. 4.25% 11/15/23	5,095	5,170
		15,689
Construction Materials - 0.1%
CRH America, Inc. 6% 9/30/16	2,372	2,640
Metals & Mining - 0.7%
Anglo American Capital PLC 9.375% 4/8/19 (d)	3,822	4,919
Barrick Gold Corp. 4.1% 5/1/23	3,425	3,280
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (d)	4,300	4,332
Rio Tinto Finance (U.S.A.) PLC 1.625% 8/21/17	6,630	6,677
Vale Overseas Ltd. 6.25% 1/23/17	3,005	3,366
		22,574
TOTAL MATERIALS		40,903
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.6%
AT&T, Inc. 1.4% 12/1/17	4,110	4,081
British Telecommunications PLC:
1.625% 6/28/16	2,146	2,181
2.35% 2/14/19	1,992	1,998
CenturyLink, Inc. 6.15% 9/15/19	3,860	4,150
Deutsche Telekom International Financial BV 3.125% 4/11/16 (d)	6,407	6,696
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
France Telecom SA 2.125% 9/16/15	$ 1,491	$ 1,519
Telefonica Emisiones S.A.U. 3.729% 4/27/15	8,664	8,932
Verizon Communications, Inc.:
1.1% 11/1/17	4,120	4,065
2% 11/1/16	8,797	9,017
3% 4/1/16	4,379	4,573
5.15% 9/15/23	4,000	4,383
		51,595
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV:
2.375% 9/8/16	4,330	4,473
3.125% 7/16/22	2,818	2,664
3.625% 3/30/15	5,062	5,214
Rogers Communications, Inc. 4.1% 10/1/23	3,500	3,591
Vodafone Group PLC 1.5% 2/19/18	4,000	3,963
		19,905
TOTAL TELECOMMUNICATION SERVICES		71,500
UTILITIES - 3.9%
Electric Utilities - 2.2%
AmerenUE 6.4% 6/15/17	3,867	4,471
Commonwealth Edison Co. 4% 8/1/20	4,400	4,764
Duke Capital LLC 5.668% 8/15/14	2,661	2,722
Duke Energy Corp. 1.625% 8/15/17	2,069	2,085
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (d)	369	431
Edison International 3.75% 9/15/17	2,938	3,151
Exelon Corp. 4.9% 6/15/15	3,038	3,191
FirstEnergy Corp. 4.25% 3/15/23	4,000	3,925
FirstEnergy Solutions Corp. 6.05% 8/15/21	4,294	4,738
LG&E and KU Energy LLC:
2.125% 11/15/15	3,294	3,358
3.75% 11/15/20	19	20
Nevada Power Co.:
6.5% 5/15/18	6,784	8,039
6.5% 8/1/18	2,033	2,423
Northeast Utilities:
1.45% 5/1/18	1,030	1,008
2.8% 5/1/23	4,679	4,412
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Pacific Gas & Electric Co.:
3.25% 9/15/21	$ 662	$ 666
3.25% 6/15/23	3,750	3,660
Pennsylvania Electric Co. 6.05% 9/1/17	844	939
Pepco Holdings, Inc. 2.7% 10/1/15	3,115	3,190
PPL Capital Funding, Inc. 4.2% 6/15/22	4,268	4,402
Progress Energy, Inc. 4.4% 1/15/21	4,958	5,336
Tampa Electric Co. 5.4% 5/15/21	1,635	1,875
Virginia Electric & Power Co. 3.45% 2/15/24	4,960	4,979
Wisconsin Electric Power Co. 2.95% 9/15/21	768	773
		74,558
Gas Utilities - 0.1%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,325	1,404
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 2.75% 9/15/16	1,039	1,086
Multi-Utilities - 1.6%
Ameren Illinois Co. 6.125% 11/15/17	455	528
Consolidated Edison Co. of New York, Inc. 4.45% 6/15/20	4,620	5,115
Dominion Resources, Inc.:
2.5469% 9/30/66 (f)	4,542	4,195
7.5% 6/30/66 (f)	4,221	4,580
MidAmerican Energy Holdings, Co. 2% 11/15/18 (d)	3,752	3,737
National Grid PLC 6.3% 8/1/16	1,843	2,068
NiSource Finance Corp.:
3.85% 2/15/23	4,300	4,282
5.25% 9/15/17	2,656	2,975
5.4% 7/15/14	1,743	1,773
5.45% 9/15/20	313	355
6.4% 3/15/18	1,717	2,007
PG&E Corp. 2.4% 3/1/19	489	490
San Diego Gas & Electric Co. 3% 8/15/21	4,615	4,678
Sempra Energy:
2.3% 4/1/17	9,715	9,984
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
2.875% 10/1/22	$ 1,677	$ 1,596
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	3,383	3,459
		51,822
TOTAL UTILITIES		128,870
TOTAL NONCONVERTIBLE BONDS (Cost $1,548,281)		1,629,590
U.S. Government and Government Agency Obligations - 29.6%

U.S. Government Agency Obligations - 5.0%
Fannie Mae:
1.875% 9/18/18	42,971	43,659
1.875% 2/19/19	22,209	22,435
Freddie Mac:
0.75% 1/12/18	6,976	6,854
0.875% 10/14/16	14,795	14,904
0.875% 2/22/17	49,914	50,121
1% 9/29/17	28,881	28,822
1.25% 5/12/17	1,496	1,516
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		168,311
U.S. Treasury Obligations - 24.4%
U.S. Treasury Notes:
0.25% 2/29/16	9,648	9,634
0.625% 12/15/16	848	848
0.75% 1/15/17	8,643	8,669
0.75% 6/30/17	170,500	169,862
0.875% 11/30/16	46,324	46,668
0.875% 1/31/17	3,767	3,789
0.875% 4/30/17 (e)	89,450	89,695
0.875% 1/31/18	22,749	22,543
1% 3/31/17	27,851	28,062
1% 5/31/18	45,352	44,884
1.375% 2/28/19	107,200	106,446
1.5% 12/31/18	6,038	6,048
1.5% 1/31/19	18,618	18,627
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2% 2/28/21	$ 128,523	$ 127,418
2% 2/15/23	61,760	59,135
2.125% 1/31/21	71,879	71,946
TOTAL U.S. TREASURY OBLIGATIONS		814,274
Other Government Related - 0.2%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	6,030	6,102
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $990,101)		988,687
U.S. Government Agency - Mortgage Securities - 2.8%

Fannie Mae - 1.4%
1.85% 10/1/33 (f)	193	200
1.885% 2/1/33 (f)	127	132
1.91% 12/1/34 (f)	144	150
1.91% 3/1/35 (f)	108	113
1.929% 10/1/33 (f)	69	72
1.94% 7/1/35 (f)	52	55
2.045% 10/1/35 (f)	103	107
2.05% 3/1/35 (f)	22	23
2.23% 7/1/34 (f)	81	85
2.303% 6/1/36 (f)	136	143
2.332% 3/1/35 (f)	80	85
2.371% 12/1/33 (f)	4,016	4,244
2.377% 7/1/35 (f)	477	506
2.421% 10/1/33 (f)	175	185
2.486% 11/1/36 (f)	931	991
2.516% 7/1/35 (f)	248	263
2.527% 4/1/35 (f)	2,348	2,503
2.536% 6/1/42 (f)	596	615
2.602% 5/1/35 (f)	323	343
2.643% 7/1/37 (f)	206	219
2.7% 9/1/36 (f)	1,476	1,570
2.949% 11/1/40 (f)	372	391
2.959% 9/1/41 (f)	430	451
3.093% 10/1/41 (f)	210	221
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.201% 1/1/40 (f)	$ 1,630	$ 1,731
3.224% 7/1/41 (f)	672	707
3.345% 10/1/41 (f)	381	404
3.49% 3/1/40 (f)	1,138	1,194
3.5% 1/1/26	2,421	2,568
3.55% 7/1/41 (f)	713	757
3.589% 3/1/40 (f)	1,599	1,701
3.598% 12/1/39 (f)	400	420
5.5% 9/1/17 to 6/1/36	16,292	17,798
6.5% 4/1/14 to 8/1/36	4,850	5,476
7% 7/1/25 to 2/1/32	17	20
7.5% 11/1/22 to 8/1/29	238	276
TOTAL FANNIE MAE		46,719
Freddie Mac - 1.3%
2.022% 3/1/36 (f)	258	270
2.03% 4/1/35 (f)	1,426	1,493
2.463% 1/1/35 (f)	70	74
2.785% 11/1/35 (f)	480	511
2.877% 3/1/33 (f)	15	16
3% 8/1/21	4,872	5,089
3.064% 10/1/35 (f)	183	194
3.23% 4/1/41 (f)	411	433
3.249% 9/1/41 (f)	398	419
3.281% 6/1/41 (f)	531	561
3.464% 5/1/41 (f)	442	469
3.5% 1/1/26	2,246	2,377
3.567% 4/1/40 (f)	1,178	1,253
3.579% 2/1/40 (f)	1,972	2,097
3.61% 4/1/40 (f)	937	997
3.622% 6/1/41 (f)	701	747
3.695% 5/1/41 (f)	649	690
4.5% 8/1/18	3,049	3,251
5% 3/1/19	4,215	4,466
5.5% 3/1/34 to 7/1/35	15,419	17,116
7.5% 8/1/14 to 1/1/33	55	66
TOTAL FREDDIE MAC		42,589
Ginnie Mae - 0.1%
7% 1/15/28 to 11/15/32	2,703	3,188
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
7.5% 3/15/28	$ 4	$ 5
8% 7/15/17 to 5/15/22	374	403
TOTAL GINNIE MAE		3,596
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $90,432)		92,904
Asset-Backed Securities - 3.7%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6255% 4/25/35 (f)	299	265
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8055% 3/25/34 (f)	257	238
Ally Master Owner Trust:
Series 2012-1 Class A2, 1.44% 2/15/17	8,450	8,520
Series 2012-3 Class A2, 1.21% 6/15/17	11,354	11,420
Series 2012-4 Class A, 1.72% 7/15/19	2,004	2,023
Series 2012-5 Class A, 1.54% 9/15/19	8,500	8,519
American Express Credit Account Master Trust Series 2013-3 Class A, 0.98% 5/15/19	6,251	6,264
AmeriCredit Auto Receivables Trust Series 2013-5 Class A3, 0.9% 9/10/18	4,923	4,941
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2055% 12/25/33 (f)	27	24
Series 2004-R2 Class M3, 0.9805% 4/25/34 (f)	40	22
Series 2005-R2 Class M1, 0.6055% 4/25/35 (f)	476	470
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9355% 3/25/34 (f)	22	20
Series 2004-W11 Class M2, 1.2055% 11/25/34 (f)	253	229
Series 2004-W7 Class M1, 0.9805% 5/25/34 (f)	968	892
Series 2006-W4 Class A2C, 0.3155% 5/25/36 (f)	547	171
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.9805% 4/25/34 (f)	906	848
Series 2006-HE2 Class M1, 0.5255% 3/25/36 (f)	22	0*
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.2805% 2/25/35 (f)	1,896	1,549
Capital One Multi-Asset Execution Trust Series 2013-A3 Class A3, 0.96% 9/16/19	9,503	9,508
Capital Trust Ltd. Series 2004-1 Class C, 1.254% 7/20/39 (d)(f)	107	43
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2955% 12/25/36 (f)	$ 812	$ 470
CFC LLC Series 2013-2A Class A, 1.75% 11/15/17 (d)	2,879	2,880
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6105% 4/25/34 (f)	41	32
Series 2004-4 Class M2, 0.9505% 6/25/34 (f)	185	174
Fannie Mae Series 2004-T5 Class AB3, 0.9224% 5/28/35 (f)	18	16
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3305% 8/25/34 (f)	208	165
Ford Credit Floorplan Master Owner Trust:
Series 2012-2 Class A, 1.92% 1/15/19	8,690	8,877
Series 2013-1 Class A1, 0.85% 1/15/18	8,690	8,711
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.8905% 1/25/35 (f)	427	349
Class M4, 1.1755% 1/25/35 (f)	157	62
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (d)(f)	1,457	1,211
GE Business Loan Trust:
Series 2003-1 Class A, 0.5845% 4/15/31 (d)(f)	26	24
Series 2006-2A:
Class A, 0.3345% 11/15/34 (d)(f)	903	829
Class B, 0.4345% 11/15/34 (d)(f)	327	277
Class C, 0.5345% 11/15/34 (d)(f)	542	457
Class D, 0.9045% 11/15/34 (d)(f)	206	172
GE Capital Credit Card Master Note Trust Series 2012-5 Class A, 0.95% 6/15/18	8,510	8,544
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (d)	240	17
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7055% 9/25/46 (d)(f)	303	303
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.4755% 8/25/33 (f)	238	228
Series 2003-3 Class M1, 1.4455% 8/25/33 (f)	241	226
Series 2003-5 Class A2, 0.8555% 12/25/33 (f)	15	14
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3455% 1/25/37 (f)	766	378
Hyundai Auto Lease Securitization Trust Series 2013-A Class A3, 0.66% 6/15/16 (d)	7,680	7,694
John Deere Owner Trust Series 2011-A Class A4, 1.96% 4/16/18	1,810	1,818
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4555% 7/25/36 (f)	151	7
Series 2007-CH1 Class AV4, 0.2855% 11/25/36 (f)	687	677
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5759% 12/27/29 (f)	$ 142	$ 141
Series 2006-A Class 2C, 1.3959% 3/27/42 (f)	2,280	361
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4555% 5/25/37 (f)	216	2
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (d)	10,650	10,670
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9055% 7/25/34 (f)	100	86
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1305% 7/25/34 (f)	347	297
Series 2006-FM1 Class A2B, 0.2655% 4/25/37 (f)	382	372
Series 2006-OPT1 Class A1A, 0.6755% 6/25/35 (f)	1,334	1,267
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8355% 8/25/34 (f)	26	26
Series 2004-HE7 Class B3, 5.4055% 8/25/34 (f)	186	15
Series 2005-NC1 Class M1, 0.8155% 1/25/35 (f)	180	166
Series 2005-NC2 Class B1, 1.3255% 3/25/35 (f)	110	53
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6655% 9/25/35 (f)	642	538
Ocala Funding LLC:
Series 2005-1A Class A, 1.654% 3/20/10 (b)(d)(f)	405	0
Series 2006-1A Class A, 1.554% 3/20/11 (b)(d)(f)	530	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4055% 9/25/34 (f)	240	215
Class M4, 1.6055% 9/25/34 (f)	308	173
Series 2005-WCH1 Class M4, 0.9855% 1/25/36 (f)	665	547
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9555% 4/25/33 (f)	2	2
Santander Drive Auto Receivables Trust Series 2013-4 Class B, 2.16% 1/15/20	1,940	1,977
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9505% 3/25/35 (f)	457	386
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1929% 6/15/33 (f)	465	401
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8805% 9/25/34 (f)	36	25
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0155% 9/25/34 (f)	168	159
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8029% 4/6/42 (d)(f)	1,820	409
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Volkswagen Auto Loan Enhanced Trust Series 2013-2 Class A4, 1.16% 3/20/20	$ 4,957	$ 4,958
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0386% 10/25/44 (d)(f)	806	779
TOTAL ASSET-BACKED SECURITIES (Cost $118,804)		124,603
Collateralized Mortgage Obligations - 3.2%

Private Sponsor - 0.9%
Credit Suisse Mortgage Capital Certificates floater Series 2011-7R Class A1, 1.4085% 8/28/47 (d)(f)	387	386
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.254% 12/20/54 (f)	151	143
Series 2006-1A:
Class A5, 0.294% 12/20/54 (d)(f)	6,326	6,260
Class C2, 1.354% 12/20/54 (d)(f)	3,085	2,984
Series 2006-2 Class C1, 1.094% 12/20/54 (f)	2,445	2,310
Series 2006-3 Class C2, 1.154% 12/20/54 (f)	506	482
Series 2006-4:
Class B1, 0.334% 12/20/54 (f)	2,386	2,320
Class C1, 0.914% 12/20/54 (f)	1,459	1,377
Class M1, 0.494% 12/20/54 (f)	629	598
Series 2007-1:
Class 1C1, 0.754% 12/20/54 (f)	1,115	1,045
Class 1M1, 0.454% 12/20/54 (f)	754	719
Class 2C1, 1.014% 12/20/54 (f)	506	477
Class 2M1, 0.654% 12/20/54 (f)	969	923
Series 2007-2 Class 2C1, 1.0145% 12/17/54 (f)	1,341	1,263
Granite Mortgages Series 2003-2 Class 1A3, 0.7366% 7/20/43 (f)	1,264	1,260
Granite Mortgages PLC floater:
Series 2003-3 Class 1C, 2.6866% 1/20/44 (f)	194	192
Series 2004-1 Class 2A1, 0.5651% 3/20/44 (f)	5,718	5,681
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3655% 5/25/47 (f)	248	189
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3255% 2/25/37 (f)	508	461
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5065% 7/10/35 (d)(f)	370	340
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B: - continued
Class B6, 3.0065% 7/10/35 (d)(f)	$ 102	$ 95
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (f)	13	12
TOTAL PRIVATE SPONSOR		29,517
U.S. Government Agency - 2.3%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	4,302	4,596
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	81	85
sequential payer Series 2004-86 Class KC, 4.5% 5/25/19	80	81
Series 2010-123 Class DL, 3.5% 11/25/25	1,354	1,408
Series 2010-143 Class B, 3.5% 12/25/25	2,187	2,288
Series 2013-16 Class GP, 3% 3/25/33	20,000	20,708
Series 2013-40 Class PV, 2% 1/25/26	5,882	5,983
Freddie Mac:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	262	274
Series 2363 Class PF, 6% 9/15/16	315	329
Series 2425 Class JH, 6% 3/15/17	326	344
Series 3820 Class DA, 4% 11/15/35	2,798	2,983
Series 4176 Class BA, 3% 2/15/33	3,882	4,013
Series 3777 Class AC, 3.5% 12/15/25	5,543	5,832
Series 3949 Class MK, 4.5% 10/15/34	2,215	2,386
Series 4181 Class LA, 3% 3/15/37	5,397	5,538
Series 4221-CLS Class GA, 1.4% 7/15/23	10,487	10,486
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater Series 2012-149 Class MF, 0.407% 12/20/42 (f)	9,155	9,097
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	1,003	1,018
TOTAL U.S. GOVERNMENT AGENCY		77,449
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $94,380)		106,966
Commercial Mortgage Securities - 7.6%
	Principal Amount (000s)	Value (000s)
7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (d)	$ 4,907	$ 5,118
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5236% 2/14/43 (f)(h)	432	11
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7192% 5/10/45 (f)	534	547
Series 2006-6 Class A3, 5.369% 10/10/45	2,414	2,478
Series 2006-4 Class A1A, 5.617% 7/10/46 (f)	5,894	6,482
Series 2006-6 Class E, 5.619% 10/10/45 (d)	697	86
Series 2007-3 Class A3, 5.6195% 6/10/49 (f)	2,000	1,999
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3045% 8/15/29 (d)(f)	7,110	7,119
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0055% 12/25/33 (d)(f)	31	25
Series 2005-4A:
Class A2, 0.5455% 1/25/36 (d)(f)	447	372
Class B1, 1.5555% 1/25/36 (d)(f)	59	12
Class M1, 0.6055% 1/25/36 (d)(f)	144	81
Class M2, 0.6255% 1/25/36 (d)(f)	69	36
Class M3, 0.6555% 1/25/36 (d)(f)	63	33
Class M4, 0.7655% 1/25/36 (d)(f)	55	27
Class M5, 0.8055% 1/25/36 (d)(f)	55	20
Class M6, 0.8555% 1/25/36 (d)(f)	59	17
Series 2006-3A Class M4, 0.5855% 10/25/36 (d)(f)	62	9
Series 2007-1 Class A2, 0.4255% 3/25/37 (d)(f)	368	257
Series 2007-2A:
Class A1, 0.4255% 7/25/37 (d)(f)	364	294
Class A2, 0.4755% 7/25/37 (d)(f)	341	234
Class M1, 0.5255% 7/25/37 (d)(f)	158	51
Class M2, 0.5655% 7/25/37 (d)(f)	86	14
Class M3, 0.6455% 7/25/37 (d)(f)	87	8
Class M4, 0.8055% 7/25/37 (d)(f)	82	3
Series 2007-3:
Class A2, 0.4455% 7/25/37 (d)(f)	275	192
Class M1, 0.4655% 7/25/37 (d)(f)	93	60
Class M2, 0.4955% 7/25/37 (d)(f)	99	56
Class M3, 0.5255% 7/25/37 (d)(f)	157	69
Class M4, 0.6555% 7/25/37 (d)(f)	186	45
Class M5, 0.7555% 7/25/37 (d)(f)	128	22
Class M6, 0.9555% 7/25/37 (d)(f)	30	0*
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2007-4A:
Class M1, 1.1055% 9/25/37 (d)(f)	$ 186	$ 22
Class M2, 1.2055% 9/25/37 (d)(f)	186	12
Series 2007-5A, Class IO, 4.186% 10/25/37 (d)(f)(h)	4,057	249
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class E, 0.4545% 3/15/22 (d)(f)	284	278
Class F, 0.5045% 3/15/22 (d)(f)	1,115	1,059
Class G, 0.5545% 3/15/22 (d)(f)	376	346
Class H, 0.7045% 3/15/22 (d)(f)	349	311
Class J, 0.8545% 3/15/22 (d)(f)	349	304
sequential payer:
Series 2006-PW13 Class A1A, 5.533% 9/11/41	5,485	5,995
Series 2006-T22 Class A1A, 5.5801% 4/12/38 (f)	6,179	6,702
Series 2006-PW12 Class A1A, 5.7034% 9/11/38 (f)	4,784	5,218
Series 2007-PW18 Class X2, 0.2966% 6/11/50 (d)(f)(h)	61,254	417
Series 2007-T28 Class X2, 0.1573% 9/11/42 (d)(f)(h)	37,606	121
C-BASS Trust floater Series 2006-SC1 Class A, 0.4255% 5/25/36 (d)(f)	230	222
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	6,102	6,824
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4233% 5/15/35 (d)(f)(h)	2,581	35
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class A1, 0.754% 4/10/46	2,608	2,601
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4 Class A3, 5.293% 12/11/49	1,175	1,200
Series 2006-CD2 Class A1B, 5.3084% 1/15/46 (f)	9,281	9,895
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (f)	1,348	1,313
COMM Mortgage Trust Series 2013-LC6 Class ASB, 2.478% 1/10/46	7,820	7,679
COMM Mortgage Trust pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0045% 4/15/17 (d)(f)	57	57
Series 2006-FL12 Class AJ, 0.2845% 12/15/20 (d)(f)	419	417
sequential payer:
Series 2006-C7 Class A1A, 5.741% 6/10/46 (f)	4,966	5,415
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
COMM Mortgage Trust pass-thru certificates: - continued
sequential payer: - continued
Series 2006-C8 Class A4, 5.306% 12/10/46	$ 5,130	$ 5,590
Series 2004-LB4A Class A5, 4.84% 10/15/37	17,878	18,055
Credit Suisse Commercial Mortgage Trust sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (f)	2,414	2,656
Series 2007-C3 Class A4, 5.6783% 6/15/39 (f)	475	519
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5045% 4/15/22 (d)(f)	4,306	4,062
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.3434% 8/15/36 (f)(h)	86	0*
Series 2001-CKN5 Class AX, 0.6562% 9/15/34 (d)(f)(h)	6	0*
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class C:
0.3245% 2/15/22 (d)(f)	555	550
0.4245% 2/15/22 (d)(f)	300	296
Class F, 0.4745% 2/15/22 (d)(f)	600	588
Series 2007-C1:
Class ASP, 0.354% 2/15/40 (f)(h)	14,877	0*
Class B, 5.487% 2/15/40 (d)(f)	1,845	257
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9571% 12/5/31 (d)(f)	3,180	3,179
Class A2FL, 0.8571% 12/5/31 (d)(f)	4,180	4,162
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	6,367	6,980
Series 2001-1 Class X1, 1.7244% 5/15/33 (d)(f)(h)	246	5
Series 2006-C1 Class A1A, 5.2808% 3/10/44 (f)	3,307	3,552
Series 2007-C1 Class XP, 0.1602% 12/10/49 (f)(h)	14,109	5
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3471% 11/5/21 (d)(f)	454	451
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	7,125	7,854
Series 2007-GG11 Class A1, 0.2936% 12/10/49 (d)(f)(h)	17,900	35
GS Mortgage Securities Corp. II Series 2006-GG6 Class A1A, 5.556% 4/10/38 (f)	2,982	3,197
GS Mortgage Securities Corp. Trust Series 2013- C, 2.974% 1/10/30 (d)	1,030	1,027
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	$ 2,149	$ 2,351
Series 2011-GC5 Class A1, 1.468% 8/10/44 (f)	1,928	1,940
Series 2012-GC6 Class A1, 1.282% 1/10/45	892	897
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (d)	750	762
Class DFX, 4.4065% 11/5/30 (d)	5,307	5,419
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class B, 0.3245% 11/15/18 (d)(f)	597	585
Class C, 0.3645% 11/15/18 (d)(f)	424	413
Class D, 0.3845% 11/15/18 (d)(f)	124	118
Class E, 0.4345% 11/15/18 (d)(f)	134	128
Class F, 0.4845% 11/15/18 (d)(f)	201	191
Class G, 0.5145% 11/15/18 (d)(f)	174	165
Class H, 0.6545% 11/15/18 (d)(f)	134	126
sequential payer:
Series 2006-CB17 Class A3, 5.45% 12/12/43	68	67
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	2,943	3,210
Series 2007-LD11:
Class A2, 5.7984% 6/15/49 (f)	1,818	1,829
Class A4, 5.8134% 6/15/49 (f)	139	155
Series 2007-LDPX Class A3, 5.42% 1/15/49	3,322	3,673
Series 2006-LDP7 Class A1A, 5.8726% 4/15/45 (f)	7,012	7,681
Series 2007-CB19:
Class B, 5.7093% 2/12/49 (f)	103	33
Class C, 5.7093% 2/12/49 (f)	270	57
Class D, 5.7093% 2/12/49 (f)	284	53
Series 2007-LDP10 Class ES, 5.7261% 1/15/49 (d)(f)	624	30
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C1 Class A1A, 4.581% 2/15/30	4,324	4,434
Series 2006-C7 Class A2, 5.3% 11/15/38	623	646
Series 2007-C1 Class A4, 5.424% 2/15/40	156	172
Series 2007-C2 Class A3, 5.43% 2/15/40	481	532
Series 2007-C7 Class XCP, 0.2771% 9/15/45 (f)(h)	70,399	173
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class H, 0.5545% 9/15/21 (d)(f)	120	119
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.2825% 11/12/37 (f)	1,613	1,709
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Merrill Lynch Mortgage Trust: - continued
Series 2005-LC1 Class F, 5.4207% 1/12/44 (d)(f)	$ 1,050	$ 943
Series 2006-C2 Class A1A, 5.739% 8/12/43 (f)	5,085	5,570
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2748% 12/12/49 (f)	60	60
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (f)	519	533
Series 2007-5 Class A4, 5.378% 8/12/48	48	52
Series 2007-9 Class A4, 5.7% 9/12/49	315	354
Series 2006-4 Class XP, 0.618% 12/12/49 (f)(h)	15,718	84
Series 2007-6 Class B, 5.635% 3/12/51 (f)	1,207	289
Series 2007-7 Class B, 5.7439% 6/12/50 (f)	105	4
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (d)(f)	161	121
Series 2007-XLFA:
Class A2, 0.255% 10/15/20 (d)(f)	1,384	1,375
Class C, 0.315% 10/15/20 (d)(f)	693	673
Class D, 0.345% 10/15/20 (d)(f)	300	290
Class E, 0.405% 10/15/20 (d)(f)	376	361
Class F, 0.455% 10/15/20 (d)(f)	225	214
Class G, 0.495% 10/15/20 (d)(f)	279	267
Class H, 0.585% 10/15/20 (d)(f)	176	162
Class J, 0.735% 10/15/20 (d)(f)	101	44
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (f)	3,479	3,789
Series 2006-IQ11 Class A1A, 5.6548% 10/15/42 (f)	6,166	6,680
Series 2006-T23 Class A3, 5.8071% 8/12/41 (f)	616	623
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (d)	463	496
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (d)	170	66
SCG Trust Series 2013-SRP1 Class A, 1.56% 11/15/26 (d)(f)	3,591	3,595
UBS Commercial Mortgage Trust Series 2012-C1 Class A2, 2.18% 5/10/45	3,460	3,533
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.4945% 9/15/21 (d)(f)	645	641
Class G, 0.5145% 9/15/21 (d)(f)	801	785
Class J, 0.7545% 9/15/21 (d)(f)	178	156
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
floater: - continued
Series 2007-WHL8:
Class F, 0.6345% 6/15/20 (d)(f)	$ 2,422	$ 2,210
Class LXR1, 0.8545% 6/15/20 (d)(f)	148	140
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	2,829	3,097
Series 2007-C30 Class A5, 5.342% 12/15/43	1,291	1,423
Series 2007-C32 Class A3, 5.7499% 6/15/49 (f)	2,049	2,276
Series 2007-C33 Class A5, 5.9216% 2/15/51 (f)	799	901
Series 2005-C22 Class F, 5.3811% 12/15/44 (d)(f)	2,013	483
Series 2006-C23 Class A1A, 5.422% 1/15/45 (f)	6,089	6,534
Series 2006-C24 Class A1A, 5.557% 3/15/45 (f)	3,620	3,907
Series 2006-C26 Class A1A, 6.009% 6/15/45 (f)	3,880	4,249
Series 2006-C27 Class A1A, 5.749% 7/15/45 (f)	3,103	3,393
Series 2007-C30 Class XP, 0.4783% 12/15/43 (d)(f)(h)	9,182	2
Series 2007-C31 Class C, 5.672% 4/15/47 (f)	332	275
Series 2007-C31A Class A2, 5.421% 4/15/47	2,145	2,146
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class ASB, 2.63% 3/15/45	8,690	8,593
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $241,131)		254,546
Municipal Securities - 0.4%

Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19 (Cost $11,980)	10,620	11,916
Foreign Government and Government Agency Obligations - 1.3%

Banco Nacional de Desenvolvimento Economico e Social 5.75% 9/26/23 (d)	3,268	3,329
Brazilian Federative Republic 4.875% 1/22/21	3,820	4,091
New Brunswick Province 2.75% 6/15/18	8,700	9,095
Ontario Province 1% 7/22/16	21,735	21,916
Russian Federation 3.5% 1/16/19 (d)	4,600	4,669
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $42,380)		43,100
Fixed-Income Funds - 1.2%
	Shares	Value (000s)
Fidelity Specialized High Income Central Fund (g) (Cost $36,869)	369,511	$ 39,756
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.10% (a) (Cost $63,891)	63,891,112	63,891
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $3,238,249)		3,355,959
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(16,696)
NET ASSETS - 100%		$ 3,339,263
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 389	$ (289)	$ 0	$ (289)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $279,089,000 or 8.4% of net assets.

(e) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $739,000.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 15
Fidelity Specialized High Income Central Fund	1,046
Total	$ 1,061
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 37,273	$ 1,046	$ -	$ 39,756	9.6%
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,629,590	$ -	$ 1,629,590	$ -
U.S. Government and Government Agency Obligations	988,687	-	988,687	-
U.S. Government Agency - Mortgage Securities	92,904	-	92,904	-
Asset-Backed Securities	124,603	-	123,032	1,571
Collateralized Mortgage Obligations	106,966	-	106,531	435
Commercial Mortgage Securities	254,546	-	254,359	187
Municipal Securities	11,916	-	11,916	-
Foreign Government and Government Agency Obligations	43,100	-	43,100	-
Fixed-Income Funds	39,756	39,756	-	-
Money Market Funds	63,891	63,891	-	-
Total Investments in Securities:	$ 3,355,959	$ 103,647	$ 3,250,119	$ 2,193
Derivative Instruments:
Liabilities
Swaps	$ (289)	$ -	$ (289)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (289)
Total Value of Derivatives	$ -	$ (289)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.2%
United Kingdom	3.1%
Canada	2.5%
Netherlands	1.0%
Others (Individually Less Than 1%)	5.2%
100.0%
The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,137,489)	$ 3,252,312
Fidelity Central Funds (cost $100,760)	103,647
Total Investments (cost $3,238,249)		$ 3,355,959
Receivable for investments sold		28,339
Receivable for swaps		1
Receivable for fund shares sold		4,323
Interest receivable		19,469
Distributions receivable from Fidelity Central Funds		4
Receivable from investment adviser for expense reductions		2
Other receivables		141
Total assets		3,408,238

Liabilities
Payable for investments purchased	$ 62,667
Payable for fund shares redeemed	4,376
Distributions payable	224
Bi-lateral OTC swaps, at value	289
Accrued management fee	862
Other affiliated payables	386
Other payables and accrued expenses	171
Total liabilities		68,975

Net Assets		$ 3,339,263
Net Assets consist of:
Paid in capital		$ 3,294,653
Undistributed net investment income		18,727
Accumulated undistributed net realized gain (loss) on investments		(91,538)
Net unrealized appreciation (depreciation) on investments		117,421
Net Assets, for 304,847 shares outstanding		$ 3,339,263
Net Asset Value, offering price and redemption price per share ($3,339,263 ÷ 304,847 shares)		$ 10.95

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2014

Investment Income
Interest		$ 51,716
Income from Fidelity Central Funds		1,061
Total income		52,777

Expenses
Management fee	$ 5,261
Transfer agent fees	1,686
Fund wide operations fee	623
Independent trustees' compensation	7
Miscellaneous	4
Total expenses before reductions	7,581
Expense reductions	(21)	7,560
Net investment income (loss)		45,217
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,132
Swaps	9
Total net realized gain (loss)		9,141
Change in net unrealized appreciation (depreciation) on: Investment securities	35,155
Swaps	(22)
Total change in net unrealized appreciation (depreciation)		35,133
Net gain (loss)		44,274
Net increase (decrease) in net assets resulting from operations		$ 89,491

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2014	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 45,217	$ 95,090
Net realized gain (loss)	9,141	10,185
Change in net unrealized appreciation (depreciation)	35,133	(137,119)
Net increase (decrease) in net assets resulting from operations	89,491	(31,844)
Distributions to shareholders from net investment income	(39,146)	(85,641)
Share transactions Proceeds from sales of shares	292,156	620,064
Reinvestment of distributions	37,667	82,226
Cost of shares redeemed	(535,419)	(1,199,722)
Net increase (decrease) in net assets resulting from share transactions	(205,596)	(497,432)
Total increase (decrease) in net assets	(155,251)	(614,917)

Net Assets
Beginning of period	3,494,514	4,109,431
End of period (including undistributed net investment income of $18,727 and undistributed net investment income of $12,656, respectively)	$ 3,339,263	$ 3,494,514
Other Information Shares
Sold	26,838	55,959
Issued in reinvestment of distributions	3,455	7,433
Redeemed	(49,278)	(108,626)
Net increase (decrease)	(18,985)	(45,234)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28,	Years ended August 31,
	2014	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.79	$ 11.13	$ 10.89	$ 10.74	$ 10.02	$ 9.85
Income from Investment Operations
Net investment income (loss) D	.146	.269	.312	.352	.422	.449
Net realized and unrealized gain (loss)	.140	(.367)	.212	.134	.715	.205
Total from investment operations	.286	(.098)	.524	.486	1.137	.654
Distributions from net investment income	(.126)	(.242)	(.284)	(.324)	(.397)	(.454)
Distributions from net realized gain	-	-	-	(.012)	(.020)	(.030)
Total distributions	(.126)	(.242)	(.284)	(.336)	(.417)	(.484)
Net asset value, end of period	$ 10.95	$ 10.79	$ 11.13	$ 10.89	$ 10.74	$ 10.02
Total Return B, C	2.66%	(.91)%	4.88%	4.63%	11.59%	7.13%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.70% A	2.43%	2.85%	3.30%	4.08%	4.80%
Supplemental Data
Net assets, end of period (in millions)	$ 3,339	$ 3,495	$ 4,109	$ 4,341	$ 4,831	$ 4,180
Portfolio turnover rate F	115% A	118%	115%	102% H	115% H	66% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Intermediate Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is

Semiannual Report

2. Investments in Fidelity Central Funds - continued

available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 106,170
Gross unrealized depreciation	(22,301)
Net unrealized appreciation (depreciation) on securities and other investments	$ 83,869

Tax cost	$ 3,272,090

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (26,239)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ 9	$ (22)
Totals (a)	$ 9	$ (22)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Semiannual Report

4. Derivative Instruments - continued

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the sellers, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps - continued

payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $379,634 and $537,901, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $10.

9. Expense Reductions.

The investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $21.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

11. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Intermediate Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Intermediate Bond Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of February 28, 2014, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended February 28, 2014 and for the year ended August 31, 2013, and the financial highlights for the six months ended February 28, 2014 and for each of the five years in the period ended August 31, 2013. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2014, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Intermediate Bond Fund as of February 28, 2014, the results of its operations for the six months then ended, the changes in its net assets for the six months ended February 28, 2014 and for the year ended August 31, 2013, and the financial highlights for the six months ended February 28, 2014 and for each of the five years in the period ended August 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 17, 2014

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Intermediate Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Intermediate Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2012.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" expenses (including, among certain other "fund-level" expenses, the management fee) at 0.35%.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the fund's total "fund-level" expenses at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

IBF-USAN-0414
1.784857.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Investment Grade Bond

Fund - Institutional Class

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Institutional Class is a
class of Fidelity® Investment
Grade Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Class A	.78%
Actual		$ 1,000.00	$ 1,034.20	$ 3.93
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Class T	.79%
Actual		$ 1,000.00	$ 1,035.40	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Class B	1.51%
Actual		$ 1,000.00	$ 1,030.40	$ 7.60
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.53%
Actual		$ 1,000.00	$ 1,031.60	$ 7.71
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,035.80	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,036.80	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of February 28, 2014	As of August 31, 2013
U.S. Government and U.S. Government Agency Obligations 49.2%	U.S. Government and U.S. Government Agency Obligations 47.4%
AAA 1.9%	AAA 1.3%
AA 3.7%	AA 5.7%
A 10.0%	A 11.3%
BBB 25.8%	BBB 20.0%
BB and Below 7.2%	BB and Below 6.6%
Not Rated 0.4%	Not Rated 0.1%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 7.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2014
6 months ago
Years	7.0	6.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2014
6 months ago
Years	5.4	5.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2014*	As of August 31, 2013**
Corporate Bonds 36.5%	Corporate Bonds 32.3%
U.S. Government and U.S. Government Agency Obligations 49.2%	U.S. Government and U.S. Government Agency Obligations 47.4%
Asset-Backed Securities 0.3%	Asset-Backed Securities 0.3%
CMOs and Other Mortgage Related Securities 9.0%	CMOs and Other Mortgage Related Securities 10.7%
Municipal Bonds 1.9%	Municipal Bonds 1.6%
Other Investments 1.3%	Other Investments 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 1.8%	Short-Term Investments and Net Other Assets (Liabilities) 7.6%

* Foreign investments	8.2%	** Foreign investments	4.9%
* Futures and Swaps	0.1%	** Futures and Swaps	2.5%

A unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 31.8%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.7%
Auto Components - 0.0%
TRW Automotive, Inc. 4.5% 3/1/21 (e)	$ 397	$ 411
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (e)	633	638
4.25% 6/15/23 (e)	4,447	4,565
5.75% 6/15/43 (e)	3,201	3,523
		8,726
Media - 2.5%
Comcast Corp.:
5.15% 3/1/20	5,596	6,393
5.7% 5/15/18	6,385	7,387
6.5% 1/15/17	4,125	4,755
COX Communications, Inc. 3.25% 12/15/22 (e)	2,605	2,451
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	6,291	7,216
Discovery Communications LLC:
3.25% 4/1/23	954	914
4.875% 4/1/43	2,236	2,168
News America Holdings, Inc. 7.75% 12/1/45	4,525	6,223
News America, Inc. 6.15% 2/15/41	13,033	15,121
Time Warner Cable, Inc.:
4% 9/1/21	27,833	28,920
4.5% 9/15/42	6,211	5,658
5.5% 9/1/41	2,866	2,972
5.85% 5/1/17	1,845	2,087
5.875% 11/15/40	2,631	2,840
6.75% 7/1/18	5,587	6,586
8.25% 4/1/19	8,226	10,359
Time Warner, Inc.:
4.9% 6/15/42	15,000	14,696
6.2% 3/15/40	5,000	5,728
Viacom, Inc.:
2.5% 9/1/18	800	817
4.25% 9/1/23	13,340	13,778
		147,069
TOTAL CONSUMER DISCRETIONARY		156,206
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - 1.6%
Beverages - 0.2%
Heineken NV:
1.4% 10/1/17 (e)	$ 2,654	$ 2,648
2.75% 4/1/23 (e)	2,773	2,585
SABMiller Holdings, Inc. 3.75% 1/15/22 (e)	3,930	4,031
		9,264
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 4% 12/5/23	4,515	4,632
Walgreen Co. 1.8% 9/15/17	2,197	2,225
		6,857
Food Products - 0.1%
ConAgra Foods, Inc.:
1.9% 1/25/18	2,478	2,474
3.2% 1/25/23	2,882	2,741
		5,215
Tobacco - 1.2%
Altria Group, Inc.:
2.85% 8/9/22	3,603	3,379
4% 1/31/24	3,444	3,445
4.25% 8/9/42	3,603	3,178
4.75% 5/5/21	6,000	6,553
5.375% 1/31/44	5,897	6,157
9.25% 8/6/19	1,776	2,364
9.7% 11/10/18	2,882	3,832
Reynolds American, Inc.:
3.25% 11/1/22	14,892	14,160
4.75% 11/1/42	4,468	4,198
6.15% 9/15/43	2,440	2,754
6.75% 6/15/17	7,156	8,284
7.25% 6/15/37	9,654	11,878
		70,182
TOTAL CONSUMER STAPLES		91,518
ENERGY - 4.0%
Energy Equipment & Services - 0.6%
DCP Midstream LLC:
4.75% 9/30/21 (e)	4,849	4,987
5.35% 3/15/20 (e)	4,973	5,379
5.85% 5/21/43 (e)(j)	9,697	9,091
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	$ 6,122	$ 6,424
5% 10/1/21	3,162	3,364
Transocean, Inc. 5.05% 12/15/16	3,231	3,543
		32,788
Oil, Gas & Consumable Fuels - 3.4%
DCP Midstream Operating LP:
2.5% 12/1/17	3,219	3,301
3.875% 3/15/23	6,006	5,823
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	5,908
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,845
Nakilat, Inc. 6.067% 12/31/33 (e)	2,634	2,828
Petro-Canada 6.05% 5/15/18	1,963	2,280
Petrobras Global Finance BV:
4.375% 5/20/23	30,470	27,626
5.625% 5/20/43	6,485	5,475
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,695	5,852
5.375% 1/27/21	9,321	9,344
5.75% 1/20/20	6,005	6,250
Petroleos Mexicanos:
3.5% 1/30/23	14,295	13,366
4.875% 1/24/22	4,590	4,797
4.875% 1/18/24	9,942	10,220
4.875% 1/18/24 (e)	4,376	4,480
5.5% 6/27/44	38,697	36,590
6.5% 6/2/41	19,664	21,205
Phillips 66 Co.:
4.3% 4/1/22	4,638	4,895
5.875% 5/1/42	1,602	1,838
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	777	785
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	5,448
Spectra Energy Partners, LP:
2.95% 6/15/16	2,003	2,087
2.95% 9/25/18	1,066	1,098
4.6% 6/15/21	1,124	1,210
Western Gas Partners LP 5.375% 6/1/21	6,237	6,734
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Partners LP:
4.125% 11/15/20	$ 1,029	$ 1,077
4.3% 3/4/24	4,326	4,335
		198,697
TOTAL ENERGY		231,485
FINANCIALS - 14.7%
Capital Markets - 2.5%
Affiliated Managers Group, Inc. 4.25% 2/15/24	2,258	2,277
Goldman Sachs Group, Inc.:
1.748% 9/15/17	17,322	17,322
2.625% 1/31/19	13,825	13,904
2.9% 7/19/18	9,276	9,533
5.25% 7/27/21	5,652	6,297
5.75% 1/24/22	7,392	8,445
5.95% 1/18/18	4,817	5,503
6.75% 10/1/37	15,413	17,795
Lazard Group LLC:
4.25% 11/14/20	2,996	3,153
6.85% 6/15/17	2,464	2,816
Morgan Stanley:
2.125% 4/25/18	9,946	10,003
3.75% 2/25/23	8,227	8,218
4.875% 11/1/22	14,515	15,322
5% 11/24/25	1,504	1,563
5.75% 1/25/21	7,597	8,733
6.625% 4/1/18	7,981	9,390
7.3% 5/13/19	4,777	5,857
		146,131
Commercial Banks - 2.5%
Bank of America NA 5.3% 3/15/17	3,698	4,098
Credit Suisse AG 6% 2/15/18	8,864	10,261
Discover Bank:
4.2% 8/8/23	4,147	4,256
7% 4/15/20	6,703	7,967
8.7% 11/18/19	1,409	1,776
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,242
8.25% 3/1/38	2,385	3,353
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
HBOS PLC 6.75% 5/21/18 (e)	$ 3,056	$ 3,481
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,920
KeyBank NA 6.95% 2/1/28	1,344	1,654
Marshall & Ilsley Bank 5% 1/17/17	6,983	7,589
Regions Bank:
6.45% 6/26/37	9,230	10,216
7.5% 5/15/18	15,488	18,441
Regions Financial Corp.:
2% 5/15/18	6,934	6,829
5.75% 6/15/15	1,094	1,156
7.75% 11/10/14	4,705	4,934
Royal Bank of Scotland Group PLC:
6% 12/19/23	19,708	20,293
6.1% 6/10/23	8,465	8,789
6.125% 12/15/22	13,328	13,991
SunTrust Bank 2.75% 5/1/23	9,271	8,769
Wells Fargo & Co. 4.48% 1/16/24	4,327	4,529
		146,544
Consumer Finance - 0.6%
Discover Financial Services:
3.85% 11/21/22	4,866	4,800
5.2% 4/27/22	4,096	4,413
Ford Motor Credit Co. LLC 1.7% 5/9/16	9,051	9,177
General Electric Capital Corp. 1% 12/11/15	5,560	5,611
Hyundai Capital America:
1.625% 10/2/15 (e)	1,673	1,690
1.875% 8/9/16 (e)	1,594	1,618
2.125% 10/2/17 (e)	1,850	1,870
2.875% 8/9/18 (e)	2,827	2,896
		32,075
Diversified Financial Services - 3.2%
Bank of America Corp.:
3.3% 1/11/23	26,509	25,803
3.875% 3/22/17	3,343	3,587
4.1% 7/24/23	6,196	6,369
5.65% 5/1/18	3,745	4,281
5.75% 12/1/17	9,833	11,216
6.5% 8/1/16	5,430	6,116
Barclays Bank PLC 2.5% 2/20/19	3,600	3,639
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
BP Capital Markets PLC 3.814% 2/10/24	$ 5,607	$ 5,671
Citigroup, Inc.:
3.953% 6/15/16	4,945	5,259
4.05% 7/30/22	2,865	2,901
4.5% 1/14/22	6,932	7,387
5.5% 9/13/25	2,420	2,610
6.125% 5/15/18	3,326	3,853
Five Corners Funding Trust 4.419% 11/15/23 (e)	5,900	6,023
ING Bank NV 5.8% 9/25/23 (e)	2,826	3,024
JPMorgan Chase & Co.:
2% 8/15/17	3,500	3,557
2.35% 1/28/19	5,247	5,269
3.2% 1/25/23	13,623	13,217
3.25% 9/23/22	25,741	25,335
4.35% 8/15/21	15,680	16,915
4.5% 1/24/22	4,927	5,329
4.95% 3/25/20	8,888	9,951
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	5,760	5,737
TECO Finance, Inc.:
4% 3/15/16	1,439	1,526
5.15% 3/15/20	2,067	2,309
		186,884
Insurance - 2.0%
American International Group, Inc.:
4.875% 9/15/16	3,411	3,735
4.875% 6/1/22	1,895	2,084
5.6% 10/18/16	5,665	6,298
Aon Corp.:
3.125% 5/27/16	4,835	5,057
5% 9/30/20	2,135	2,403
Axis Capital Holdings Ltd. 5.75% 12/1/14	6,279	6,509
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(j)	10,398	10,710
Hartford Financial Services Group, Inc. 5.125% 4/15/22	5,844	6,529
Liberty Mutual Group, Inc.:
5% 6/1/21 (e)	5,273	5,634
6.7% 8/15/16 (e)	7,459	8,434
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,210
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (e)	$ 2,736	$ 2,982
MetLife, Inc.:
1.756% 12/15/17 (d)	2,220	2,251
3.048% 12/15/22	4,547	4,418
4.368% 9/15/23	5,202	5,521
Metropolitan Life Global Funding I 3% 1/10/23 (e)	4,260	4,091
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	4,853	7,072
Pacific LifeCorp:
5.125% 1/30/43 (e)	8,278	8,083
6% 2/10/20 (e)	422	481
Prudential Financial, Inc.:
2.3% 8/15/18	877	886
4.5% 11/16/21	2,796	3,055
Symetra Financial Corp. 6.125% 4/1/16 (e)	4,900	5,236
Unum Group:
5.625% 9/15/20	4,155	4,630
5.75% 8/15/42	6,816	7,332
		116,641
Real Estate Investment Trusts - 2.0%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,475	1,528
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,783
AvalonBay Communities, Inc.:
3.625% 10/1/20	2,721	2,817
4.2% 12/15/23	5,842	6,034
Boston Properties, Inc. 3.85% 2/1/23	5,875	5,903
Camden Property Trust:
2.95% 12/15/22	2,605	2,455
4.25% 1/15/24	4,889	5,003
Developers Diversified Realty Corp.:
4.625% 7/15/22	9,008	9,455
4.75% 4/15/18	4,483	4,880
7.5% 4/1/17	2,623	3,055
9.625% 3/15/16	5,988	6,959
Duke Realty LP:
3.625% 4/15/23	3,352	3,196
3.875% 10/15/22	9,433	9,243
4.375% 6/15/22	2,822	2,883
5.5% 3/1/16	5,038	5,459
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
5.95% 2/15/17	$ 1,536	$ 1,721
6.5% 1/15/18	5,065	5,832
Equity One, Inc.:
3.75% 11/15/22	12,000	11,529
5.375% 10/15/15	585	625
6% 9/15/17	3,423	3,837
6.25% 1/15/17	2,422	2,703
Federal Realty Investment Trust:
5.9% 4/1/20	1,389	1,620
6.2% 1/15/17	1,215	1,372
Health Care REIT, Inc.:
2.25% 3/15/18	2,776	2,798
4.7% 9/15/17	832	915
HRPT Properties Trust:
5.75% 11/1/15	2,002	2,076
6.65% 1/15/18	2,600	2,863
Retail Opportunity Investments Partnership LP 5% 12/15/23	1,073	1,113
UDR, Inc. 5.5% 4/1/14	6,383	6,405
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,736	1,803
Weingarten Realty Investors 3.375% 10/15/22	990	939
		118,804
Real Estate Management & Development - 1.9%
BioMed Realty LP:
3.85% 4/15/16	5,000	5,266
4.25% 7/15/22	2,226	2,217
6.125% 4/15/20	1,872	2,132
Brandywine Operating Partnership LP:
3.95% 2/15/23	14,620	14,291
4.95% 4/15/18	3,528	3,822
5.7% 5/1/17	2,243	2,471
7.5% 5/15/15	805	867
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,770
ERP Operating LP:
4.625% 12/15/21	7,320	7,934
5.75% 6/15/17	1,259	1,430
Liberty Property LP:
3.375% 6/15/23	3,567	3,360
4.125% 6/15/22	2,421	2,452
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP: - continued
5.5% 12/15/16	$ 3,158	$ 3,487
6.625% 10/1/17	3,709	4,286
Mack-Cali Realty LP:
2.5% 12/15/17	4,581	4,633
3.15% 5/15/23	7,757	6,973
4.5% 4/18/22	1,473	1,492
Mid-America Apartments LP:
4.3% 10/15/23	1,200	1,213
5.5% 10/1/15 (e)	5,995	6,416
6.05% 9/1/16 (e)	4,436	4,893
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,032
Prime Property Funding, Inc. 5.125% 6/1/15 (e)	6,741	7,035
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,334
Regency Centers LP 5.25% 8/1/15	2,315	2,448
Tanger Properties LP:
3.875% 12/1/23	2,574	2,576
6.125% 6/1/20	4,725	5,533
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	4,367	4,377
4% 4/30/19	2,018	2,159
		108,899
TOTAL FINANCIALS		855,978
HEALTH CARE - 1.3%
Biotechnology - 0.3%
Amgen, Inc.:
5.15% 11/15/41	9,277	9,716
5.375% 5/15/43	1,536	1,669
5.65% 6/15/42	3,922	4,388
		15,773
Health Care Providers & Services - 0.7%
Aetna, Inc.:
1.5% 11/15/17	721	719
2.75% 11/15/22	2,908	2,745
Express Scripts Holding Co.:
3.5% 11/15/16	7,074	7,504
4.75% 11/15/21	5,135	5,581
Express Scripts, Inc. 3.125% 5/15/16	4,472	4,678
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.:
2.75% 2/15/23	$ 865	$ 815
2.875% 3/15/23	8,722	8,313
WellPoint, Inc. 3.3% 1/15/23	9,384	9,044
		39,399
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	1,592	1,637
Pharmaceuticals - 0.3%
AbbVie, Inc.:
1.75% 11/6/17	6,181	6,226
2.9% 11/6/22	6,340	6,125
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,741	1,741
Zoetis, Inc. 3.25% 2/1/23	2,627	2,535
		16,627
TOTAL HEALTH CARE		73,436
INDUSTRIALS - 0.2%
Airlines - 0.2%
Continental Airlines, Inc.:
6.545% 8/2/20	888	970
6.795% 2/2/20	156	163
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,647	1,762
8.36% 1/20/19	5,818	6,487
		9,382
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (j)	2,984	3,294
TOTAL INDUSTRIALS		12,676
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
2.375% 12/17/18	1,194	1,189
6.55% 10/1/17	2,421	2,812
		4,001
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 1.3%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	$ 4,654	$ 4,892
4.25% 11/15/20	2,512	2,690
		7,582
Metals & Mining - 1.2%
Barrick Gold Corp.:
3.85% 4/1/22	3,840	3,681
4.1% 5/1/23	45,332	43,407
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)	5,087	5,125
4.5% 8/13/23 (e)	8,000	8,293
5.625% 10/18/43 (e)	4,160	4,244
Freeport-McMoRan Copper & Gold, Inc. 3.875% 3/15/23	3,347	3,240
		67,990
TOTAL MATERIALS		75,572
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.:
4.35% 6/15/45	9,588	8,490
5.35% 9/1/40	3,156	3,240
5.55% 8/15/41	43,181	45,475
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	274
CenturyLink, Inc.:
5.15% 6/15/17	528	566
6% 4/1/17	1,320	1,459
6.15% 9/15/19	3,260	3,505
Embarq Corp.:
7.082% 6/1/16	4,231	4,738
7.995% 6/1/36	11,427	12,181
Verizon Communications, Inc.:
6.1% 4/15/18	6,019	6,993
6.55% 9/15/43	72,080	88,261
		175,182
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
2.375% 9/8/16	$ 6,904	$ 7,132
3.125% 7/16/22	3,499	3,308
		10,440
TOTAL TELECOMMUNICATION SERVICES		185,622
UTILITIES - 2.7%
Electric Utilities - 1.7%
American Electric Power Co., Inc.:
1.65% 12/15/17	2,834	2,834
2.95% 12/15/22	2,683	2,571
Duke Capital LLC 5.668% 8/15/14	6,310	6,454
Duke Energy Corp. 3.95% 10/15/23	897	920
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	3,443	3,922
6.4% 9/15/20 (e)	9,167	10,712
Edison International 3.75% 9/15/17	3,716	3,986
FirstEnergy Corp.:
2.75% 3/15/18	5,577	5,622
4.25% 3/15/23	9,775	9,592
7.375% 11/15/31	11,243	12,947
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	10,023
LG&E and KU Energy LLC 2.125% 11/15/15	4,231	4,313
Monongahela Power Co. 4.1% 4/15/24 (e)	2,119	2,193
Northeast Utilities:
1.45% 5/1/18	1,747	1,710
2.8% 5/1/23	7,934	7,481
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,476
Pepco Holdings, Inc. 2.7% 10/1/15	3,942	4,037
PPL Capital Funding, Inc. 3.4% 6/1/23	3,758	3,623
		98,416
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (e)	2,894	3,271
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,613
		4,884
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 2.75% 9/15/16	1,192	1,245
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.9%
Dominion Resources, Inc.:
2.5469% 9/30/66 (j)	$ 10,147	$ 9,372
7.5% 6/30/66 (j)	3,654	3,965
NiSource Finance Corp.:
4.45% 12/1/21	2,107	2,231
5.25% 2/15/43	5,352	5,419
5.4% 7/15/14	1,393	1,417
5.45% 9/15/20	1,461	1,659
5.8% 2/1/42	2,709	2,939
5.95% 6/15/41	4,935	5,463
PG&E Corp. 2.4% 3/1/19	848	850
Puget Energy, Inc. 6% 9/1/21	742	856
Sempra Energy:
2.3% 4/1/17	5,159	5,302
2.875% 10/1/22	7,893	7,511
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	4,001	4,091
		51,075
TOTAL UTILITIES		155,620
TOTAL NONCONVERTIBLE BONDS (Cost $1,778,469)		1,842,114
U.S. Treasury Obligations - 24.1%

U.S. Treasury Notes:
0.625% 11/30/17 (h)	421,286	414,736
0.75% 10/31/17	20,725	20,531
0.75% 12/31/17	250,421	247,291
1.25% 10/31/18	445,788	442,616
1.375% 9/30/18 (g)(i)	24,847	24,845
1.5% 1/31/19 (h)(m)	174,410	174,492
2% 2/28/21	47,844	47,433
2.125% 1/31/21	26,764	26,789
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,400,072)		1,398,733
U.S. Government Agency - Mortgage Securities - 7.3%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 4.3%
2.303% 6/1/36 (j)	$ 118	$ 124
2.5% 6/1/28	520	523
2.643% 7/1/37 (j)	234	249
2.65% 2/1/35 (j)	1,989	2,116
3% 10/1/42 to 2/1/44	41,742	40,592
3% 3/1/44 (f)	26,000	25,251
3% 3/1/44 (f)	1,600	1,554
3% 3/1/44 (f)	1,600	1,554
3.5% 7/1/42 to 11/1/43	65,763	65,911
3.5% 3/1/44 (f)	25,000	25,339
3.5% 3/1/44 (f)	9,500	9,629
3.5% 3/1/44 (f)	5,100	5,169
4% 9/1/40 to 11/1/42	17,216	17,933
4% 3/1/44 (f)	9,000	9,432
4% 3/1/44 (f)	8,500	8,908
4% 3/1/44 (f)	1,600	1,677
4.5% 12/1/23 to 8/1/41	4,250	4,568
5% 10/1/21 to 9/1/25	1,097	1,181
6% 3/1/22 to 7/1/41	12,150	13,567
6.5% 7/1/32 to 8/1/36	12,142	13,739
TOTAL FANNIE MAE		249,016
Freddie Mac - 1.9%
2.5% 8/1/28	4,429	4,458
3.064% 10/1/35 (j)	159	169
3.5% 1/1/26 to 6/1/43	73,605	73,698
4% 6/1/24 to 4/1/42	15,470	16,263
4.5% 7/1/25 to 9/1/41	5,533	5,945
5% 9/1/39 to 3/1/41	7,757	8,524
5.5% 11/1/33 to 8/1/38	398	440
6% 7/1/37 to 8/1/37	1,160	1,285
6.5% 9/1/39	1,438	1,607
TOTAL FREDDIE MAC		112,389
Ginnie Mae - 1.1%
3.5% 3/15/42 to 9/20/43	15,908	16,408
3.5% 3/1/44 (f)	300	309
4% 11/20/40 to 10/15/41	4,229	4,495
4% 3/1/44 (f)	2,700	2,863
4.5% 5/15/39 to 4/15/41	8,742	9,516
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5% 10/20/39 to 9/15/41	$ 18,974	$ 20,905
5% 3/1/44 (f)	2,500	2,747
5.5% 12/20/28 to 9/15/38	4,455	4,971
TOTAL GINNIE MAE		62,214
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $425,120)		423,619
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6255% 4/25/35 (j)	421	373
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8055% 3/25/34 (j)	158	147
Airspeed Ltd. Series 2007-1A Class C1, 2.6545% 6/15/32 (e)(j)	5,401	3,025
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2055% 12/25/33 (j)	37	34
Series 2004-R2 Class M3, 0.9805% 4/25/34 (j)	57	30
Series 2005-R2 Class M1, 0.6055% 4/25/35 (j)	668	661
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9355% 3/25/34 (j)	30	28
Series 2004-W7 Class M1, 0.9805% 5/25/34 (j)	808	744
Series 2006-W4 Class A2C, 0.3155% 5/25/36 (j)	769	240
Capital Trust Ltd. Series 2004-1 Class C, 1.254% 7/20/39 (e)(j)	202	80
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2955% 12/25/36 (j)	1,140	659
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 4.9904% 3/25/32 (MGIC Investment Corp. Insured) (j)	16	9
Series 2004-3 Class M4, 1.6105% 4/25/34 (j)	58	45
Series 2004-4 Class M2, 0.9505% 6/25/34 (j)	260	245
Series 2004-7 Class AF5, 5.37% 1/25/35	2,205	2,322
Fannie Mae Series 2004-T5 Class AB3, 0.9224% 5/28/35 (j)	25	23
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3305% 8/25/34 (j)	231	184
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.9805% 3/25/34 (j)	9	8
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fremont Home Loan Trust Series 2005-A Class M4, 1.1755% 1/25/35 (j)	$ 220	$ 88
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (e)(j)	2,174	1,807
GE Business Loan Trust:
Series 2003-1 Class A, 0.5845% 4/15/31 (e)(j)	37	34
Series 2006-2A:
Class A, 0.3345% 11/15/34 (e)(j)	690	633
Class B, 0.4345% 11/15/34 (e)(j)	250	212
Class C, 0.5345% 11/15/34 (e)(j)	414	348
Class D, 0.9045% 11/15/34 (e)(j)	197	165
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (e)	259	18
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7055% 9/25/46 (e)(j)	534	534
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.4755% 8/25/33 (j)	147	141
Series 2003-3 Class M1, 1.4455% 8/25/33 (j)	339	318
Series 2003-5 Class A2, 0.8555% 12/25/33 (j)	21	19
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3455% 1/25/37 (j)	913	451
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.2855% 11/25/36 (j)	821	809
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5759% 12/27/29 (j)	200	198
Series 2006-A Class 2C, 1.3959% 3/27/42 (j)	1,605	254
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4555% 5/25/37 (j)	303	2
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9055% 7/25/34 (j)	62	53
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1305% 7/25/34 (j)	240	206
Series 2006-FM1 Class A2B, 0.2655% 4/25/37 (j)	454	442
Series 2006-OPT1 Class A1A, 0.6755% 6/25/35 (j)	1,210	1,149
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8355% 8/25/34 (j)	36	36
Series 2004-NC8 Class M6, 2.0305% 9/25/34 (j)	74	49
Series 2005-NC1 Class M1, 0.8155% 1/25/35 (j)	253	234
Series 2005-NC2 Class B1, 1.3255% 3/25/35 (j)	154	74
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6655% 9/25/35 (j)	903	757
Ocala Funding LLC:
Series 2005-1A Class A, 1.654% 3/20/10 (c)(e)(j)	449	0
Series 2006-1A Class A, 1.554% 3/20/11 (c)(e)(j)	933	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.4055% 9/25/34 (j)	$ 337	$ 302
Class M4, 1.6055% 9/25/34 (j)	433	244
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9555% 4/25/33 (j)	3	3
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1929% 6/15/33 (j)	655	565
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8805% 9/25/34 (j)	40	28
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0155% 9/25/34 (j)	18	17
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8029% 4/6/42 (e)(j)	1,761	396
TOTAL ASSET-BACKED SECURITIES (Cost $18,087)		19,443
Collateralized Mortgage Obligations - 3.9%

Private Sponsor - 0.2%
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5778% 10/25/34 (j)	415	418
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.334% 12/20/54 (j)	2,694	2,620
Class M1, 0.494% 12/20/54 (j)	710	675
Series 2007-1:
Class 1M1, 0.454% 12/20/54 (j)	894	853
Class 2M1, 0.654% 12/20/54 (j)	1,148	1,093
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6866% 1/20/44 (j)	341	338
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.6892% 8/25/36 (j)	809	683
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3655% 5/25/47 (j)	349	266
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3255% 2/25/37 (j)	607	551
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4455% 7/25/35 (j)	915	875
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5065% 7/10/35 (e)(j)	335	308
Class B6, 3.0065% 7/10/35 (e)(j)	444	414
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (j)	$ 18	$ 17
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.4727% 4/25/33 (j)	120	120
TOTAL PRIVATE SPONSOR		9,231
U.S. Government Agency - 3.7%
Fannie Mae:
floater:
Series 2007-53 Class FB, 0.5555% 6/25/37 (j)	9,194	9,186
Series 2007-85 Class FL, 0.6955% 9/25/37 (j)	3,546	3,565
Series 2007-89 Class FT, 0.7255% 9/25/37 (j)	2,801	2,823
Series 2012-110 Class JF, 0.6055% 10/25/42 (j)	6,545	6,525
Series 2012-122 Class LF, 0.5555% 11/25/42 (j)	31,476	31,177
Series 2012-93 Class FE, 0.5555% 9/25/42 (j)	17,567	17,540
Series 2013-44 Class FA, 0.408% 5/25/43 (j)	21,692	21,581
floater planned amortization class:
Series 2012-111 Class NF, 0.5055% 5/25/42 (j)	4,051	4,047
Series 2012-113 Class PF, 0.5055% 10/25/40 (j)	10,352	10,356
Series 2012-128:
Class VF, 0.4055% 6/25/42 (j)	19,859	19,721
Class YF, 0.4555% 6/25/42 (j)	18,509	18,417
Freddie Mac:
floater:
Series 3349 Class FE, 0.6445% 7/15/37 (j)	3,623	3,642
Series 3376 Class FA, 0.7545% 10/15/37 (j)	3,477	3,505
Series 4087 Class FB, 0.6245% 7/15/42 (j)	33,079	33,053
floater planned amortization class Series 4094 Class BF, 0.5545% 8/15/32 (j)	5,674	5,690
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-133 Class FB, 0.6345% 10/16/40 (j)	5,740	5,747
Series 2012-113 Class FJ, 0.407% 1/20/42 (j)	6,786	6,757
Series 2012-76 Class GF 0.4545% 6/16/42 (j)	1,939	1,938
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2012-93 Class NF, 0.557% 7/20/42 (j)	$ 5,604	$ 5,600
floater sequential payer Series 2010-113 Class JF, 0.557% 3/20/38 (j)	4,642	4,660
TOTAL U.S. GOVERNMENT AGENCY		215,530
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $221,127)		224,761
Commercial Mortgage Securities - 8.8%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5236% 2/14/43 (j)(l)	492	13
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7192% 5/10/45 (j)	484	497
Series 2006-3 Class A4, 5.889% 7/10/44	4,663	5,060
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,248
Series 2005-3 Class A3B, 5.09% 7/10/43 (j)	3,402	3,501
Series 2006-6 Class E, 5.619% 10/10/45 (e)	633	78
Series 2007-3:
Class A3, 5.6195% 6/10/49 (j)	1,813	1,813
Class A4, 5.6195% 6/10/49 (j)	2,283	2,534
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.0055% 12/25/33 (e)(j)	35	28
Series 2005-3A:
Class A2, 0.5555% 11/25/35 (e)(j)	251	217
Class M1, 0.5955% 11/25/35 (e)(j)	67	48
Class M2, 0.6455% 11/25/35 (e)(j)	51	36
Class M3, 0.6655% 11/25/35 (e)(j)	45	32
Class M4, 0.7555% 11/25/35 (e)(j)	56	38
Series 2005-4A:
Class A2, 0.5455% 1/25/36 (e)(j)	628	523
Class B1, 1.5555% 1/25/36 (e)(j)	65	13
Class M1, 0.6055% 1/25/36 (e)(j)	203	114
Class M2, 0.6255% 1/25/36 (e)(j)	76	40
Class M3, 0.6555% 1/25/36 (e)(j)	111	58
Class M4, 0.7655% 1/25/36 (e)(j)	62	30
Class M5, 0.8055% 1/25/36 (e)(j)	62	22
Class M6, 0.8555% 1/25/36 (e)(j)	65	19
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2006-1:
Class A2, 0.5155% 4/25/36 (e)(j)	$ 125	$ 110
Class M1, 0.5355% 4/25/36 (e)(j)	76	54
Class M2, 0.5555% 4/25/36 (e)(j)	80	55
Class M3, 0.5755% 4/25/36 (e)(j)	69	45
Class M4, 0.6755% 4/25/36 (e)(j)	39	25
Class M5, 0.7155% 4/25/36 (e)(j)	38	23
Class M6, 0.7955% 4/25/36 (e)(j)	76	40
Series 2006-2A:
Class M1, 0.4655% 7/25/36 (e)(j)	113	78
Class M2, 0.4855% 7/25/36 (e)(j)	80	54
Class M3, 0.5055% 7/25/36 (e)(j)	66	44
Class M4, 0.5755% 7/25/36 (e)(j)	76	45
Class M5, 0.6255% 7/25/36 (e)(j)	55	25
Series 2006-3A Class M4, 0.5855% 10/25/36 (e)(j)	69	10
Series 2006-4A:
Class A2, 0.4255% 12/25/36 (e)(j)	1,905	1,439
Class M1, 0.4455% 12/25/36 (e)(j)	153	104
Class M2, 0.4655% 12/25/36 (e)(j)	102	44
Class M3, 0.4955% 12/25/36 (e)(j)	104	33
Series 2007-1 Class A2, 0.4255% 3/25/37 (e)(j)	411	287
Series 2007-2A:
Class A1, 0.4255% 7/25/37 (e)(j)	1,148	928
Class A2, 0.4755% 7/25/37 (e)(j)	1,075	737
Class M1, 0.5255% 7/25/37 (e)(j)	367	117
Class M2, 0.5655% 7/25/37 (e)(j)	239	38
Class M3, 0.6455% 7/25/37 (e)(j)	242	22
Class M4, 0.8055% 7/25/37 (e)(j)	188	6
Series 2007-3:
Class A2, 0.4455% 7/25/37 (e)(j)	386	270
Class M1, 0.4655% 7/25/37 (e)(j)	205	131
Class M2, 0.4955% 7/25/37 (e)(j)	218	124
Class M3, 0.5255% 7/25/37 (e)(j)	352	154
Class M4, 0.6555% 7/25/37 (e)(j)	554	133
Class M5, 0.7555% 7/25/37 (e)(j)	281	47
Class M6, 0.9555% 7/25/37 (e)(j)	66	0*
Series 2007-4A:
Class M1, 1.1055% 9/25/37 (e)(j)	198	23
Class M2, 1.2055% 9/25/37 (e)(j)	198	13
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class E, 0.4545% 3/15/22 (e)(j)	317	310
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater Series 2007-BBA8:
Class F, 0.5045% 3/15/22 (e)(j)	$ 1,246	$ 1,184
Class G, 0.5545% 3/15/22 (e)(j)	401	369
Class H, 0.7045% 3/15/22 (e)(j)	489	435
Class J, 0.8545% 3/15/22 (e)(j)	489	425
Series 2006-T22 Class A4, 5.5801% 4/12/38 (j)	136	146
Series 2007-PW18 Class X2, 0.2966% 6/11/50 (e)(j)(l)	69,628	474
Series 2007-T28 Class X2, 0.1573% 9/11/42 (e)(j)(l)	42,747	138
C-BASS Trust floater Series 2006-SC1 Class A, 0.4255% 5/25/36 (e)(j)	323	312
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4233% 5/15/35 (e)(j)(l)	2,933	40
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,066	1,089
Class A4, 5.322% 12/11/49	10,254	11,318
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (j)	1,223	1,191
COMM Mortgage Trust pass-thru certificates floater:
Series 2005-F10A Class J, 1.0045% 4/15/17 (e)(j)	100	99
Series 2006-FL12 Class AJ, 0.2845% 12/15/20 (e)(j)	380	378
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6783% 6/15/39 (j)	10,728	11,742
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	991	1,102
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5045% 4/15/22 (e)(j)	3,907	3,685
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.3434% 8/15/36 (j)(l)	98	0*
Series 2001-CKN5 Class AX, 0.6562% 9/15/34 (e)(j)(l)	7	0*
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class C:
0.3245% 2/15/22 (e)(j)	779	772
0.4245% 2/15/22 (e)(j)	421	416
Class F, 0.4745% 2/15/22 (e)(j)	843	826
Series 2007-C1:
Class ASP, 0.354% 2/15/40 (j)(l)	16,911	0*
Class B, 5.487% 2/15/40 (e)(j)	1,677	234
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	$ 13,416	$ 14,708
Series 2001-1 Class X1, 1.7244% 5/15/33 (e)(j)(l)	280	6
Series 2007-C1 Class XP, 0.1602% 12/10/49 (j)(l)	13,693	5
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3471% 11/5/21 (e)(j)	412	409
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	20,333	22,414
Series 2006-GG7 Class A4, 5.8197% 7/10/38 (j)	12,362	13,504
Series 2007-GG11 Class A1, 0.2936% 12/10/49 (e)(j)(l)	20,347	40
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	2,821	3,087
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (e)	1,300	1,320
Class DFX, 4.4065% 11/5/30 (e)	9,229	9,424
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class B, 0.3245% 11/15/18 (e)(j)	469	459
Class C, 0.3645% 11/15/18 (e)(j)	333	324
Class D, 0.3845% 11/15/18 (e)(j)	132	126
Class E, 0.4345% 11/15/18 (e)(j)	190	181
Class F, 0.4845% 11/15/18 (e)(j)	227	216
Class G, 0.5145% 11/15/18 (e)(j)	198	187
Class H, 0.6545% 11/15/18 (e)(j)	190	178
sequential payer:
Series 2006-CB17:
Class A3, 5.45% 12/12/43	61	61
Class A4, 5.429% 12/12/43	4,540	4,907
Series 2007-CB18 Class A4, 5.44% 6/12/47	10,260	11,301
Series 2007-CB19 Class A4, 5.7093% 2/12/49 (j)	22,580	25,208
Series 2007-LD11 Class A4, 5.8134% 6/15/49 (j)	97,451	108,682
Series 2006-LDP7 Class A4, 5.8726% 4/15/45 (j)	1,150	1,256
Series 2007-CB19:
Class B, 5.7093% 2/12/49 (j)	93	30
Class C, 5.7093% 2/12/49 (j)	245	51
Class D, 5.7093% 2/12/49 (j)	257	48
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (j)	90	16
Class ES, 5.7261% 1/15/49 (e)(j)	566	27
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8924% 7/15/44 (j)	$ 3,760	$ 4,220
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2006-C7 Class A2, 5.3% 11/15/38	565	586
Series 2007-C7:
Class A3, 5.866% 9/15/45	19,839	22,618
Class XCP, 0.2771% 9/15/45 (j)(l)	80,022	197
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class H, 0.5545% 9/15/21 (e)(j)	168	167
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	523	524
Series 2005-LC1 Class F, 5.4207% 1/12/44 (e)(j)	953	856
Series 2007-C1 Class A4, 5.8409% 6/12/50 (j)	4,145	4,665
Series 2008-C1 Class A4, 5.69% 2/12/51	2,305	2,583
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2748% 12/12/49 (j)	54	54
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (j)	3,000	3,247
Class ASB, 5.133% 12/12/49 (j)	471	484
Series 2007-6 Class A4, 5.485% 3/12/51 (j)	26,699	29,561
Series 2007-7 Class A4, 5.7439% 6/12/50 (j)	5,132	5,726
Series 2006-4 Class XP, 0.618% 12/12/49 (j)(l)	16,657	89
Series 2007-6 Class B, 5.635% 3/12/51 (j)	1,095	262
Series 2007-7 Class B, 5.7439% 6/12/50 (j)	1,409	57
Series 2007-8 Class A3, 5.8943% 8/12/49 (j)	944	1,062
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (e)(j)	227	170
Series 2007-XLFA:
Class C, 0.315% 10/15/20 (e)(j)	629	611
Class D, 0.345% 10/15/20 (e)(j)	422	408
Class E, 0.405% 10/15/20 (e)(j)	528	507
Class F, 0.455% 10/15/20 (e)(j)	397	378
Class G, 0.495% 10/15/20 (e)(j)	491	470
Class H, 0.585% 10/15/20 (e)(j)	309	285
Class J, 0.735% 10/15/20 (e)(j)	179	77
Series 2006-T23 Class A3, 5.8071% 8/12/41 (j)	559	566
Series 2007-HQ12 Class A4, 5.6007% 4/12/49 (j)	5,793	5,924
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (j)	$ 19,062	$ 21,126
Class B, 5.7406% 4/15/49 (j)	269	56
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (e)	194	75
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.4945% 9/15/21 (e)(j)	906	900
Class G, 0.5145% 9/15/21 (e)(j)	1,126	1,103
Class J, 0.7545% 9/15/21 (e)(j)	314	276
Series 2007-WHL8:
Class F, 0.6345% 6/15/20 (e)(j)	2,710	2,473
Class LXR1, 0.8545% 6/15/20 (e)(j)	168	160
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	30,892	34,054
Series 2007-C31:
Class A4, 5.509% 4/15/47	32,250	35,227
Class A5, 5.5% 4/15/47	7,650	8,502
Series 2007-C33 Class A4, 5.9216% 2/15/51 (j)	31,702	34,981
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	1,129
Series 2005-C22:
Class B, 5.3811% 12/15/44 (j)	2,428	2,384
Class F, 5.3811% 12/15/44 (e)(j)	1,826	438
Series 2007-C30 Class XP, 0.4783% 12/15/43 (e)(j)(l)	10,437	2
Series 2007-C31 Class C, 5.672% 4/15/47 (j)	4,515	3,740
Series 2007-C31A Class A2, 5.421% 4/15/47	1,311	1,312
Series 2007-C32:
Class D, 5.7499% 6/15/49 (j)	823	372
Class E, 5.7499% 6/15/49 (j)	1,297	439
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $498,334)		512,183
Municipal Securities - 1.9%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (j)	1,835	1,871
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,000	1,345
7.3% 10/1/39	9,330	12,554
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California Gen. Oblig.: - continued
7.5% 4/1/34	$ 6,270	$ 8,509
7.6% 11/1/40	14,085	19,857
7.625% 3/1/40	2,175	3,034
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	1,510	1,797
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	32,885	32,321
Series 2010-1, 6.63% 2/1/35	3,440	3,802
Series 2010-3:
6.725% 4/1/35	5,880	6,549
7.35% 7/1/35	1,925	2,249
Series 2011:
5.665% 3/1/18	3,305	3,667
5.877% 3/1/19	5,890	6,609
Series 2013:
1.84% 12/1/16	4,160	4,169
3.6% 12/1/19	3,585	3,578
TOTAL MUNICIPAL SECURITIES (Cost $109,439)		111,911
Foreign Government and Government Agency Obligations - 1.1%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (e)	6,150	6,265
5.75% 9/26/23 (e)	5,628	5,734
Brazilian Federative Republic 4.25% 1/7/25	5,790	5,573
United Mexican States:
3.5% 1/21/21	23,411	23,704
4% 10/2/23	13,644	13,815
4.75% 3/8/44	6,724	6,270
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $61,912)		61,361
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $962)	949	985
Fixed-Income Funds - 20.4%
	Shares	Value (000s)
Fidelity Mortgage Backed Securities Central Fund (k)	8,241,086	$ 882,868
Fidelity Specialized High Income Central Fund (k)	2,763,745	297,351
TOTAL FIXED-INCOME FUNDS (Cost $1,144,982)		1,180,219
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.10% (a) (Cost $138,540)	138,539,732	138,540
Cash Equivalents - 1.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.05%, dated 2/28/14 due 3/3/14 (Collateralized by U.S. Government Obligations) # (b) (Cost $89,839)	$ 89,839	89,839
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $5,886,883)		6,003,708
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(206,487)
NET ASSETS - 100%		$ 5,797,221
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 3/1/44	$ (26,000)	(25,252)
3% 3/1/44	(6,700)	(6,507)
3% 3/1/44	(1,600)	(1,554)
3.5% 3/1/44	(25,000)	(25,339)
3.5% 3/1/44	(3,200)	(3,243)
4% 3/1/44	(3,800)	(3,982)
4% 3/1/44	(2,700)	(2,830)
TOTAL FANNIE MAE		(68,706)
Ginnie Mae
4% 3/1/44	(300)	(318)
TOTAL TBA SALE COMMITMENTS (Proceeds $68,923)		$ (69,025)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
455 CBOT 10 Year U.S. Treasury Note Contracts	June 2014	$ 56,662	$ 262
The face value of futures purchased as a percentage of net assets is 1%
Swap Agreements
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)(000s)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation)(000s)
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse	(1%)	$ 6,500	$ (61)	$ (324)	$ (385)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase, Inc.	(1%)	4,085	(34)	(240)	(274)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500	23	(539)	(516)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500	24	(463)	(439)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	3,825	(345)	45	(300)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	3,823	(344)	120	(224)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	5,500	(64)	(101)	(165)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	3,823	(45)	(157)	(202)
TOTAL BUY PROTECTION						(846)	(1,659)	(2,505)
Sell Protection
ABX AA 07-1 Index	C	Sep. 2037	Barclays Bank PLC	0.15%	1,741	(1,613)	0	(1,613)
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	959	(889)	0	(889)
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	2,607	(2,415)	0	(2,415)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	584	(541)	0	(541)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	1,950	(1,806)	0	(1,806)
Swaps - continued
Credit Default Swaps - continued
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)(000s)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation)(000s)
Sell Protection - continued
ABX AA 07-1 Index	C	Sep. 2037	Morgan Stanley, Inc.	0.15%	$ 1,064	$ (985)	$ 0	$ (985)
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch, Inc.	4.29%	50	(18)	0	(18)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	502	(464)	0	(464)
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	Barclays Bank PLC	1.545%	426	(94)	0	(94)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	542	(403)	0	(403)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class M6	C	Oct. 2034	Barclays Bank PLC	1.475%	410	(131)	0	(131)
TOTAL SELL PROTECTION						(9,359)	0	(9,359)
TOTAL CREDIT DEFAULT SWAPS						$ (10,205)	$ (1,659)	$ (11,864)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $241,665,000 or 4.2% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $720,000.
(h) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $13,095,000.

(i) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $216,000.

(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(m) Security or a portion of the security is on loan at period end.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$89,839,000 due 3/03/14 at 0.05%
Commerz Markets LLC	$ 89,052
Mizuho Securities USA, Inc.	787
$ 89,839
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 53
Fidelity Mortgage Backed Securities Central Fund	11,399
Fidelity Specialized High Income Central Fund	7,821
Total	$ 19,273
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 915,654	$ 11,399	$ 60,063	$ 882,868	8.7%
Fidelity Specialized High Income Central Fund	278,779	7,821	-	297,351	72.0%
Total	$ 1,194,433	$ 19,220	$ 60,063	$ 1,180,219
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,842,114	$ -	$ 1,842,114	$ -
U.S. Government and Government Agency Obligations	1,398,733	-	1,398,733	-
U.S. Government Agency - Mortgage Securities	423,619	-	423,619	-
Asset-Backed Securities	19,443	-	15,369	4,074
Collateralized Mortgage Obligations	224,761	-	224,039	722
Commercial Mortgage Securities	512,183	-	511,127	1,056
Municipal Securities	111,911	-	111,911	-
Foreign Government and Government Agency Obligations	61,361	-	61,361	-
Bank Notes	985	-	985	-
Fixed-Income Funds	1,180,219	1,180,219	-	-
Money Market Funds	138,540	138,540	-	-
Cash Equivalents	89,839	-	89,839	-
Total Investments in Securities:	$ 6,003,708	$ 1,318,759	$ 4,679,097	$ 5,852
Derivative Instruments:
Assets
Futures Contracts	$ 262	$ 262	$ -	$ -
Swaps	47	-	47	-
Total Assets	$ 309	$ 262	$ 47	$ -
Liabilities
Swaps	$ (10,252)	$ -	$ (10,252)	$ -
Total Derivative Instruments:	$ (9,943)	$ 262	$ (10,205)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (69,025)	$ -	$ (69,025)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swaps (b)	$ 47	$ (10,252)
Interest Rate Risk
Futures Contracts (a)	262	-
Total Value of Derivatives	$ 309	$ (10,252)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $88,041 and repurchase agreements of $89,839) - See accompanying schedule: Unaffiliated issuers (cost $4,603,361)	$ 4,684,949
Fidelity Central Funds (cost $1,283,522)	1,318,759
Total Investments (cost $5,886,883)		$ 6,003,708
Receivable for TBA sale commitments		68,923
Receivable for swaps		6
Receivable for fund shares sold		3,819
Interest receivable		31,666
Distributions receivable from Fidelity Central Funds		10
Bi-lateral OTC swaps, at value		47
Receivable from investment adviser for expense reductions		1
Other receivables		152
Total assets		6,108,332

Liabilities
Payable for investments purchased Regular delivery	$ 39,027
Delayed delivery	94,591
TBA sale commitments, at value	69,025
Payable for swaps	284
Payable for fund shares redeemed	4,673
Distributions payable	941
Bi-lateral OTC swaps, at value	10,252
Accrued management fee	1,498
Distribution and service plan fees payable	44
Payable for daily variation margin for derivative instruments	100
Other affiliated payables	696
Other payables and accrued expenses	141
Collateral on securities loaned, at value	89,839
Total liabilities		311,111

Net Assets		$ 5,797,221
Net Assets consist of:
Paid in capital		$ 5,903,377
Undistributed net investment income		4,082
Accumulated undistributed net realized gain (loss) on investments		(215,359)
Net unrealized appreciation (depreciation) on investments		105,121
Net Assets		$ 5,797,221

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($70,941 ÷ 9,077.71 shares)	$ 7.81

Maximum offering price per share (100/96.00 of $7.81)	$ 8.14
Class T: Net Asset Value and redemption price per share ($24,142 ÷ 3,087.61 shares)	$ 7.82

Maximum offering price per share (100/96.00 of $7.82)	$ 8.15
Class B: Net Asset Value and offering price per share ($3,224 ÷ 412.03 shares)A	$ 7.82

Class C: Net Asset Value and offering price per share ($25,969 ÷ 3,318.48 shares)A	$ 7.83

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($5,266,008 ÷ 673,373.25 shares)	$ 7.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($406,937 ÷ 51,980.96 shares)	$ 7.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended February 28, 2014 (Unaudited)

Investment Income
Interest		$ 78,677
Income from Fidelity Central Funds		19,273
Total income		97,950

Expenses
Management fee	$ 9,129
Transfer agent fees	3,100
Distribution and service plan fees	283
Fund wide operations fee	1,095
Independent trustees' compensation	12
Miscellaneous	5
Total expenses before reductions	13,624
Expense reductions	(17)	13,607
Net investment income (loss)		84,343
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,482
Fidelity Central Funds	2,722
Futures contracts	(105)
Swaps	(3,807)
Total net realized gain (loss)		5,292
Change in net unrealized appreciation (depreciation) on: Investment securities	117,786
Futures contracts	(29)
Swaps	2,702
Delayed delivery commitments	(902)
Total change in net unrealized appreciation (depreciation)		119,557
Net gain (loss)		124,849
Net increase (decrease) in net assets resulting from operations		$ 209,192

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 84,343	$ 140,364
Net realized gain (loss)	5,292	(41,172)
Change in net unrealized appreciation (depreciation)	119,557	(247,120)
Net increase (decrease) in net assets resulting from operations	209,192	(147,928)
Distributions to shareholders from net investment income	(77,251)	(132,241)
Share transactions - net increase (decrease)	(301,262)	1,071,490
Total increase (decrease) in net assets	(169,321)	791,321

Net Assets
Beginning of period	5,966,542	5,175,221
End of period (including undistributed net investment income of $4,082 and distributions in excess of net investment income of $3,010, respectively)	$ 5,797,221	$ 5,966,542

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.64	$ 7.98	$ 7.66	$ 7.47	$ 6.89	$ 6.89
Income from Investment Operations
Net investment income (loss) E	.099	.152	.207	.220	.254	.303
Net realized and unrealized gain (loss)	.161	(.350)	.315	.183	.566	.007
Total from investment operations	.260	(.198)	.522	.403	.820	.310
Distributions from net investment income	(.090)	(.142)	(.202)	(.213)	(.240)	(.310)
Net asset value, end of period	$ 7.81	$ 7.64	$ 7.98	$ 7.66	$ 7.47	$ 6.89
Total Return B, C, D	3.42%	(2.52)%	6.91%	5.49%	12.10%	4.89%
Ratios to Average Net Assets F, H
Expenses before reductions	.78% A	.77%	.78%	.78%	.77%	.79%
Expenses net of fee waivers, if any	.78% A	.77%	.78%	.78%	.77%	.79%
Expenses net of all reductions	.78% A	.77%	.78%	.78%	.77%	.79%
Net investment income (loss)	2.59% A	1.91%	2.66%	2.94%	3.55%	4.67%
Supplemental Data
Net assets, end of period (in millions)	$ 71	$ 82	$ 110	$ 101	$ 173	$ 145
Portfolio turnover rate G	174% A	307%	276%	275% J	174% K	119% I, K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.64	$ 7.98	$ 7.66	$ 7.47	$ 6.90	$ 6.89
Income from Investment Operations
Net investment income (loss) E	.099	.150	.205	.218	.252	.302
Net realized and unrealized gain (loss)	.171	(.349)	.314	.182	.555	.016
Total from investment operations	.270	(.199)	.519	.400	.807	.318
Distributions from net investment income	(.090)	(.141)	(.199)	(.210)	(.237)	(.308)
Net asset value, end of period	$ 7.82	$ 7.64	$ 7.98	$ 7.66	$ 7.47	$ 6.90
Total Return B, C, D	3.54%	(2.54)%	6.88%	5.46%	11.90%	5.02%
Ratios to Average Net Assets F, H
Expenses before reductions	.79% A	.79%	.81%	.81%	.80%	.82%
Expenses net of fee waivers, if any	.79% A	.79%	.81%	.81%	.80%	.82%
Expenses net of all reductions	.79% A	.79%	.81%	.81%	.80%	.82%
Net investment income (loss)	2.58% A	1.90%	2.63%	2.91%	3.51%	4.65%
Supplemental Data
Net assets, end of period (in millions)	$ 24	$ 41	$ 39	$ 38	$ 53	$ 46
Portfolio turnover rate G	174% A	307%	276%	275% J	174% K	119% I,K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.89
Income from Investment Operations
Net investment income (loss) E	.072	.094	.151	.165	.201	.257
Net realized and unrealized gain (loss)	.160	(.350)	.314	.182	.566	.016
Total from investment operations	.232	(.256)	.465	.347	.767	.273
Distributions from net investment income	(.062)	(.084)	(.145)	(.157)	(.187)	(.263)
Net asset value, end of period	$ 7.82	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90
Total Return B, C, D	3.04%	(3.22)%	6.14%	4.71%	11.26%	4.29%
Ratios to Average Net Assets F, H
Expenses before reductions	1.51% A	1.50%	1.50%	1.51%	1.51%	1.51%
Expenses net of fee waivers, if any	1.51% A	1.50%	1.50%	1.51%	1.51%	1.51%
Expenses net of all reductions	1.51% A	1.50%	1.50%	1.51%	1.51%	1.51%
Net investment income (loss)	1.87% A	1.18%	1.94%	2.21%	2.81%	3.95%
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 4	$ 7	$ 8	$ 12	$ 11
Portfolio turnover rate G	174% A	307%	276%	275% J	174% K	119% I, K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.90
Income from Investment Operations
Net investment income (loss) E	.071	.092	.149	.164	.200	.255
Net realized and unrealized gain (loss)	.170	(.349)	.315	.182	.566	.005
Total from investment operations	.241	(.257)	.464	.346	.766	.260
Distributions from net investment income	(.061)	(.083)	(.144)	(.156)	(.186)	(.260)
Net asset value, end of period	$ 7.83	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90
Total Return B, C, D	3.16%	(3.24)%	6.11%	4.70%	11.24%	4.09%
Ratios to Average Net Assets F, H
Expenses before reductions	1.53% A	1.52%	1.52%	1.53%	1.52%	1.55%
Expenses net of fee waivers, if any	1.53% A	1.52%	1.52%	1.53%	1.52%	1.55%
Expenses net of all reductions	1.53% A	1.52%	1.52%	1.53%	1.52%	1.55%
Net investment income (loss)	1.84% A	1.16%	1.92%	2.19%	2.79%	3.91%
Supplemental Data
Net assets, end of period (in millions)	$ 26	$ 29	$ 44	$ 31	$ 35	$ 27
Portfolio turnover rate G	174% A	307%	276%	275% J	174% K	119% I, K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investment Grade Bond

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.65	$ 7.98	$ 7.67	$ 7.47	$ 6.90	$ 6.89
Income from Investment Operations
Net investment income (loss) D	.112	.177	.233	.245	.277	.326
Net realized and unrealized gain (loss)	.161	(.339)	.304	.192	.556	.015
Total from investment operations	.273	(.162)	.537	.437	.833	.341
Distributions from net investment income	(.103)	(.168)	(.227)	(.237)	(.263)	(.331)
Net asset value, end of period	$ 7.82	$ 7.65	$ 7.98	$ 7.67	$ 7.47	$ 6.90
Total Return B, C	3.58%	(2.08)%	7.12%	5.97%	12.29%	5.39%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.46%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.46%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.46%
Net investment income (loss)	2.92% A	2.23%	2.99%	3.27%	3.86%	5.00%
Supplemental Data
Net assets, end of period (in millions)	$ 5,266	$ 5,395	$ 4,876	$ 4,670	$ 7,345	$ 5,951
Portfolio turnover rate F	174% A	307%	276%	275% I	174% J	119% H, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.90
Income from Investment Operations
Net investment income (loss) D	.110	.171	.229	.240	.274	.322
Net realized and unrealized gain (loss)	.170	(.348)	.315	.184	.565	.005
Total from investment operations	.280	(.177)	.544	.424	.839	.327
Distributions from net investment income	(.100)	(.163)	(.224)	(.234)	(.259)	(.327)
Net asset value, end of period	$ 7.83	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90
Total Return B, C	3.68%	(2.26)%	7.20%	5.79%	12.38%	5.16%
Ratios to Average Net Assets E, G
Expenses before reductions	.51% A	.52%	.50%	.48%	.50%	.53%
Expenses net of fee waivers, if any	.51% A	.52%	.50%	.48%	.50%	.53%
Expenses net of all reductions	.51% A	.52%	.50%	.48%	.50%	.53%
Net investment income (loss)	2.86% A	2.17%	2.94%	3.24%	3.82%	4.94%
Supplemental Data
Net assets, end of period (in millions)	$ 407	$ 416	$ 100	$ 91	$ 30	$ 27
Portfolio turnover rate F	174% A	307%	276%	275% I	174% J	119% H, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swaps	Less than 0.01%
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 163,555
Gross unrealized depreciation	(73,228)
Net unrealized appreciation (depreciation) on securities and other investments	$ 90,327

Tax cost	$ 5,913,381

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (67,932)

The Fund elected to defer to its next fiscal year approximately $88,988 of capital losses recognized during the period November 1, 2012 to August 31, 2013.

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ (3,807)	$ 2,702

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4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ (105)	$ (29)
Totals (a)	$ (3,912)	$ 2,673

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Swaps - continued

appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take

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4. Derivative Instruments - continued

Credit Default Swaps - continued

delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the sellers, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $512,391 and $515,727, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under the expense contract, the investment adviser pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 92	$ 3
Class T	-%	.25%	40	1
Class B	.65%	.25%	16	12
Class C	.75%	.25%	135	16
			$ 283	$ 32

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2
Class T	1
Class B*	5
Class C*	2
$ 10

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 65.18
Class T	30.19
Class B	5.25
Class C	23.17
Investment Grade Bond	2,653.10
Institutional Class	324.16
	$ 3,100

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $36.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses ninety five dollars.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $17.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2014	Year ended August 31, 2013
From net investment income
Class A	$ 853	$ 1,790
Class T	373	676
Class B	29	60
Class C	214	393
Investment Grade Bond	70,489	121,454
Institutional Class	5,293	7,868
Total	$ 77,251	$ 132,241

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11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Class A
Shares sold	755	3,462	$ 5,836	$ 27,271
Reinvestment of distributions	96	188	747	1,488
Shares redeemed	(2,466)	(6,722)	(19,016)	(52,908)
Net increase (decrease)	(1,615)	(3,072)	$ (12,433)	$ (24,149)
Class T
Shares sold	244	2,510	$ 1,878	$ 19,657
Reinvestment of distributions	43	78	332	613
Shares redeemed	(2,586)	(2,056)	(19,976)	(16,216)
Net increase (decrease)	(2,299)	532	$ (17,766)	$ 4,054
Class B
Shares sold	1	110	$ 10	$ 853
Reinvestment of distributions	2	5	20	41
Shares redeemed	(179)	(355)	(1,384)	(2,798)
Net increase (decrease)	(176)	(240)	$ (1,354)	$ (1,904)
Class C
Shares sold	256	902	$ 1,991	$ 7,184
Reinvestment of distributions	23	41	176	323
Shares redeemed	(704)	(2,681)	(5,440)	(21,225)
Net increase (decrease)	(425)	(1,738)	$ (3,273)	$ (13,718)
Investment Grade Bond
Shares sold	64,715	296,784	$ 499,358	$ 2,364,226
Reinvestment of distributions	8,403	14,443	65,086	114,030
Shares redeemed	(105,345)	(216,417)	(812,584)	(1,706,836)
Net increase (decrease)	(32,227)	94,810	$ (248,140)	$ 771,420
Institutional Class
Shares sold	3,293	50,724	$ 25,350	$ 406,004
Reinvestment of distributions	610	836	4,734	6,588
Shares redeemed	(6,267)	(9,750)	(48,380)	(76,805)
Net increase (decrease)	(2,364)	41,810	$ (18,296)	$ 335,787

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Investment Grade Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the fund or class, as applicable.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIGBI-USAN-0414
1.784860.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Investment Grade Bond

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Investment Grade
Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Class A	.78%
Actual		$ 1,000.00	$ 1,034.20	$ 3.93
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Class T	.79%
Actual		$ 1,000.00	$ 1,035.40	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Class B	1.51%
Actual		$ 1,000.00	$ 1,030.40	$ 7.60
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.53%
Actual		$ 1,000.00	$ 1,031.60	$ 7.71
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,035.80	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,036.80	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of February 28, 2014	As of August 31, 2013
U.S. Government and U.S. Government Agency Obligations 49.2%	U.S. Government and U.S. Government Agency Obligations 47.4%
AAA 1.9%	AAA 1.3%
AA 3.7%	AA 5.7%
A 10.0%	A 11.3%
BBB 25.8%	BBB 20.0%
BB and Below 7.2%	BB and Below 6.6%
Not Rated 0.4%	Not Rated 0.1%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 7.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2014
6 months ago
Years	7.0	6.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2014
6 months ago
Years	5.4	5.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2014*	As of August 31, 2013**
Corporate Bonds 36.5%	Corporate Bonds 32.3%
U.S. Government and U.S. Government Agency Obligations 49.2%	U.S. Government and U.S. Government Agency Obligations 47.4%
Asset-Backed Securities 0.3%	Asset-Backed Securities 0.3%
CMOs and Other Mortgage Related Securities 9.0%	CMOs and Other Mortgage Related Securities 10.7%
Municipal Bonds 1.9%	Municipal Bonds 1.6%
Other Investments 1.3%	Other Investments 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 1.8%	Short-Term Investments and Net Other Assets (Liabilities) 7.6%

* Foreign investments	8.2%	** Foreign investments	4.9%
* Futures and Swaps	0.1%	** Futures and Swaps	2.5%

A unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 31.8%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.7%
Auto Components - 0.0%
TRW Automotive, Inc. 4.5% 3/1/21 (e)	$ 397	$ 411
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (e)	633	638
4.25% 6/15/23 (e)	4,447	4,565
5.75% 6/15/43 (e)	3,201	3,523
		8,726
Media - 2.5%
Comcast Corp.:
5.15% 3/1/20	5,596	6,393
5.7% 5/15/18	6,385	7,387
6.5% 1/15/17	4,125	4,755
COX Communications, Inc. 3.25% 12/15/22 (e)	2,605	2,451
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	6,291	7,216
Discovery Communications LLC:
3.25% 4/1/23	954	914
4.875% 4/1/43	2,236	2,168
News America Holdings, Inc. 7.75% 12/1/45	4,525	6,223
News America, Inc. 6.15% 2/15/41	13,033	15,121
Time Warner Cable, Inc.:
4% 9/1/21	27,833	28,920
4.5% 9/15/42	6,211	5,658
5.5% 9/1/41	2,866	2,972
5.85% 5/1/17	1,845	2,087
5.875% 11/15/40	2,631	2,840
6.75% 7/1/18	5,587	6,586
8.25% 4/1/19	8,226	10,359
Time Warner, Inc.:
4.9% 6/15/42	15,000	14,696
6.2% 3/15/40	5,000	5,728
Viacom, Inc.:
2.5% 9/1/18	800	817
4.25% 9/1/23	13,340	13,778
		147,069
TOTAL CONSUMER DISCRETIONARY		156,206
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - 1.6%
Beverages - 0.2%
Heineken NV:
1.4% 10/1/17 (e)	$ 2,654	$ 2,648
2.75% 4/1/23 (e)	2,773	2,585
SABMiller Holdings, Inc. 3.75% 1/15/22 (e)	3,930	4,031
		9,264
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 4% 12/5/23	4,515	4,632
Walgreen Co. 1.8% 9/15/17	2,197	2,225
		6,857
Food Products - 0.1%
ConAgra Foods, Inc.:
1.9% 1/25/18	2,478	2,474
3.2% 1/25/23	2,882	2,741
		5,215
Tobacco - 1.2%
Altria Group, Inc.:
2.85% 8/9/22	3,603	3,379
4% 1/31/24	3,444	3,445
4.25% 8/9/42	3,603	3,178
4.75% 5/5/21	6,000	6,553
5.375% 1/31/44	5,897	6,157
9.25% 8/6/19	1,776	2,364
9.7% 11/10/18	2,882	3,832
Reynolds American, Inc.:
3.25% 11/1/22	14,892	14,160
4.75% 11/1/42	4,468	4,198
6.15% 9/15/43	2,440	2,754
6.75% 6/15/17	7,156	8,284
7.25% 6/15/37	9,654	11,878
		70,182
TOTAL CONSUMER STAPLES		91,518
ENERGY - 4.0%
Energy Equipment & Services - 0.6%
DCP Midstream LLC:
4.75% 9/30/21 (e)	4,849	4,987
5.35% 3/15/20 (e)	4,973	5,379
5.85% 5/21/43 (e)(j)	9,697	9,091
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	$ 6,122	$ 6,424
5% 10/1/21	3,162	3,364
Transocean, Inc. 5.05% 12/15/16	3,231	3,543
		32,788
Oil, Gas & Consumable Fuels - 3.4%
DCP Midstream Operating LP:
2.5% 12/1/17	3,219	3,301
3.875% 3/15/23	6,006	5,823
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	5,908
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,845
Nakilat, Inc. 6.067% 12/31/33 (e)	2,634	2,828
Petro-Canada 6.05% 5/15/18	1,963	2,280
Petrobras Global Finance BV:
4.375% 5/20/23	30,470	27,626
5.625% 5/20/43	6,485	5,475
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,695	5,852
5.375% 1/27/21	9,321	9,344
5.75% 1/20/20	6,005	6,250
Petroleos Mexicanos:
3.5% 1/30/23	14,295	13,366
4.875% 1/24/22	4,590	4,797
4.875% 1/18/24	9,942	10,220
4.875% 1/18/24 (e)	4,376	4,480
5.5% 6/27/44	38,697	36,590
6.5% 6/2/41	19,664	21,205
Phillips 66 Co.:
4.3% 4/1/22	4,638	4,895
5.875% 5/1/42	1,602	1,838
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	777	785
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	5,448
Spectra Energy Partners, LP:
2.95% 6/15/16	2,003	2,087
2.95% 9/25/18	1,066	1,098
4.6% 6/15/21	1,124	1,210
Western Gas Partners LP 5.375% 6/1/21	6,237	6,734
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Partners LP:
4.125% 11/15/20	$ 1,029	$ 1,077
4.3% 3/4/24	4,326	4,335
		198,697
TOTAL ENERGY		231,485
FINANCIALS - 14.7%
Capital Markets - 2.5%
Affiliated Managers Group, Inc. 4.25% 2/15/24	2,258	2,277
Goldman Sachs Group, Inc.:
1.748% 9/15/17	17,322	17,322
2.625% 1/31/19	13,825	13,904
2.9% 7/19/18	9,276	9,533
5.25% 7/27/21	5,652	6,297
5.75% 1/24/22	7,392	8,445
5.95% 1/18/18	4,817	5,503
6.75% 10/1/37	15,413	17,795
Lazard Group LLC:
4.25% 11/14/20	2,996	3,153
6.85% 6/15/17	2,464	2,816
Morgan Stanley:
2.125% 4/25/18	9,946	10,003
3.75% 2/25/23	8,227	8,218
4.875% 11/1/22	14,515	15,322
5% 11/24/25	1,504	1,563
5.75% 1/25/21	7,597	8,733
6.625% 4/1/18	7,981	9,390
7.3% 5/13/19	4,777	5,857
		146,131
Commercial Banks - 2.5%
Bank of America NA 5.3% 3/15/17	3,698	4,098
Credit Suisse AG 6% 2/15/18	8,864	10,261
Discover Bank:
4.2% 8/8/23	4,147	4,256
7% 4/15/20	6,703	7,967
8.7% 11/18/19	1,409	1,776
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,242
8.25% 3/1/38	2,385	3,353
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
HBOS PLC 6.75% 5/21/18 (e)	$ 3,056	$ 3,481
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,920
KeyBank NA 6.95% 2/1/28	1,344	1,654
Marshall & Ilsley Bank 5% 1/17/17	6,983	7,589
Regions Bank:
6.45% 6/26/37	9,230	10,216
7.5% 5/15/18	15,488	18,441
Regions Financial Corp.:
2% 5/15/18	6,934	6,829
5.75% 6/15/15	1,094	1,156
7.75% 11/10/14	4,705	4,934
Royal Bank of Scotland Group PLC:
6% 12/19/23	19,708	20,293
6.1% 6/10/23	8,465	8,789
6.125% 12/15/22	13,328	13,991
SunTrust Bank 2.75% 5/1/23	9,271	8,769
Wells Fargo & Co. 4.48% 1/16/24	4,327	4,529
		146,544
Consumer Finance - 0.6%
Discover Financial Services:
3.85% 11/21/22	4,866	4,800
5.2% 4/27/22	4,096	4,413
Ford Motor Credit Co. LLC 1.7% 5/9/16	9,051	9,177
General Electric Capital Corp. 1% 12/11/15	5,560	5,611
Hyundai Capital America:
1.625% 10/2/15 (e)	1,673	1,690
1.875% 8/9/16 (e)	1,594	1,618
2.125% 10/2/17 (e)	1,850	1,870
2.875% 8/9/18 (e)	2,827	2,896
		32,075
Diversified Financial Services - 3.2%
Bank of America Corp.:
3.3% 1/11/23	26,509	25,803
3.875% 3/22/17	3,343	3,587
4.1% 7/24/23	6,196	6,369
5.65% 5/1/18	3,745	4,281
5.75% 12/1/17	9,833	11,216
6.5% 8/1/16	5,430	6,116
Barclays Bank PLC 2.5% 2/20/19	3,600	3,639
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
BP Capital Markets PLC 3.814% 2/10/24	$ 5,607	$ 5,671
Citigroup, Inc.:
3.953% 6/15/16	4,945	5,259
4.05% 7/30/22	2,865	2,901
4.5% 1/14/22	6,932	7,387
5.5% 9/13/25	2,420	2,610
6.125% 5/15/18	3,326	3,853
Five Corners Funding Trust 4.419% 11/15/23 (e)	5,900	6,023
ING Bank NV 5.8% 9/25/23 (e)	2,826	3,024
JPMorgan Chase & Co.:
2% 8/15/17	3,500	3,557
2.35% 1/28/19	5,247	5,269
3.2% 1/25/23	13,623	13,217
3.25% 9/23/22	25,741	25,335
4.35% 8/15/21	15,680	16,915
4.5% 1/24/22	4,927	5,329
4.95% 3/25/20	8,888	9,951
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	5,760	5,737
TECO Finance, Inc.:
4% 3/15/16	1,439	1,526
5.15% 3/15/20	2,067	2,309
		186,884
Insurance - 2.0%
American International Group, Inc.:
4.875% 9/15/16	3,411	3,735
4.875% 6/1/22	1,895	2,084
5.6% 10/18/16	5,665	6,298
Aon Corp.:
3.125% 5/27/16	4,835	5,057
5% 9/30/20	2,135	2,403
Axis Capital Holdings Ltd. 5.75% 12/1/14	6,279	6,509
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(j)	10,398	10,710
Hartford Financial Services Group, Inc. 5.125% 4/15/22	5,844	6,529
Liberty Mutual Group, Inc.:
5% 6/1/21 (e)	5,273	5,634
6.7% 8/15/16 (e)	7,459	8,434
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,210
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (e)	$ 2,736	$ 2,982
MetLife, Inc.:
1.756% 12/15/17 (d)	2,220	2,251
3.048% 12/15/22	4,547	4,418
4.368% 9/15/23	5,202	5,521
Metropolitan Life Global Funding I 3% 1/10/23 (e)	4,260	4,091
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	4,853	7,072
Pacific LifeCorp:
5.125% 1/30/43 (e)	8,278	8,083
6% 2/10/20 (e)	422	481
Prudential Financial, Inc.:
2.3% 8/15/18	877	886
4.5% 11/16/21	2,796	3,055
Symetra Financial Corp. 6.125% 4/1/16 (e)	4,900	5,236
Unum Group:
5.625% 9/15/20	4,155	4,630
5.75% 8/15/42	6,816	7,332
		116,641
Real Estate Investment Trusts - 2.0%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,475	1,528
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,783
AvalonBay Communities, Inc.:
3.625% 10/1/20	2,721	2,817
4.2% 12/15/23	5,842	6,034
Boston Properties, Inc. 3.85% 2/1/23	5,875	5,903
Camden Property Trust:
2.95% 12/15/22	2,605	2,455
4.25% 1/15/24	4,889	5,003
Developers Diversified Realty Corp.:
4.625% 7/15/22	9,008	9,455
4.75% 4/15/18	4,483	4,880
7.5% 4/1/17	2,623	3,055
9.625% 3/15/16	5,988	6,959
Duke Realty LP:
3.625% 4/15/23	3,352	3,196
3.875% 10/15/22	9,433	9,243
4.375% 6/15/22	2,822	2,883
5.5% 3/1/16	5,038	5,459
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
5.95% 2/15/17	$ 1,536	$ 1,721
6.5% 1/15/18	5,065	5,832
Equity One, Inc.:
3.75% 11/15/22	12,000	11,529
5.375% 10/15/15	585	625
6% 9/15/17	3,423	3,837
6.25% 1/15/17	2,422	2,703
Federal Realty Investment Trust:
5.9% 4/1/20	1,389	1,620
6.2% 1/15/17	1,215	1,372
Health Care REIT, Inc.:
2.25% 3/15/18	2,776	2,798
4.7% 9/15/17	832	915
HRPT Properties Trust:
5.75% 11/1/15	2,002	2,076
6.65% 1/15/18	2,600	2,863
Retail Opportunity Investments Partnership LP 5% 12/15/23	1,073	1,113
UDR, Inc. 5.5% 4/1/14	6,383	6,405
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,736	1,803
Weingarten Realty Investors 3.375% 10/15/22	990	939
		118,804
Real Estate Management & Development - 1.9%
BioMed Realty LP:
3.85% 4/15/16	5,000	5,266
4.25% 7/15/22	2,226	2,217
6.125% 4/15/20	1,872	2,132
Brandywine Operating Partnership LP:
3.95% 2/15/23	14,620	14,291
4.95% 4/15/18	3,528	3,822
5.7% 5/1/17	2,243	2,471
7.5% 5/15/15	805	867
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,770
ERP Operating LP:
4.625% 12/15/21	7,320	7,934
5.75% 6/15/17	1,259	1,430
Liberty Property LP:
3.375% 6/15/23	3,567	3,360
4.125% 6/15/22	2,421	2,452
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP: - continued
5.5% 12/15/16	$ 3,158	$ 3,487
6.625% 10/1/17	3,709	4,286
Mack-Cali Realty LP:
2.5% 12/15/17	4,581	4,633
3.15% 5/15/23	7,757	6,973
4.5% 4/18/22	1,473	1,492
Mid-America Apartments LP:
4.3% 10/15/23	1,200	1,213
5.5% 10/1/15 (e)	5,995	6,416
6.05% 9/1/16 (e)	4,436	4,893
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,032
Prime Property Funding, Inc. 5.125% 6/1/15 (e)	6,741	7,035
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,334
Regency Centers LP 5.25% 8/1/15	2,315	2,448
Tanger Properties LP:
3.875% 12/1/23	2,574	2,576
6.125% 6/1/20	4,725	5,533
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	4,367	4,377
4% 4/30/19	2,018	2,159
		108,899
TOTAL FINANCIALS		855,978
HEALTH CARE - 1.3%
Biotechnology - 0.3%
Amgen, Inc.:
5.15% 11/15/41	9,277	9,716
5.375% 5/15/43	1,536	1,669
5.65% 6/15/42	3,922	4,388
		15,773
Health Care Providers & Services - 0.7%
Aetna, Inc.:
1.5% 11/15/17	721	719
2.75% 11/15/22	2,908	2,745
Express Scripts Holding Co.:
3.5% 11/15/16	7,074	7,504
4.75% 11/15/21	5,135	5,581
Express Scripts, Inc. 3.125% 5/15/16	4,472	4,678
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.:
2.75% 2/15/23	$ 865	$ 815
2.875% 3/15/23	8,722	8,313
WellPoint, Inc. 3.3% 1/15/23	9,384	9,044
		39,399
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	1,592	1,637
Pharmaceuticals - 0.3%
AbbVie, Inc.:
1.75% 11/6/17	6,181	6,226
2.9% 11/6/22	6,340	6,125
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,741	1,741
Zoetis, Inc. 3.25% 2/1/23	2,627	2,535
		16,627
TOTAL HEALTH CARE		73,436
INDUSTRIALS - 0.2%
Airlines - 0.2%
Continental Airlines, Inc.:
6.545% 8/2/20	888	970
6.795% 2/2/20	156	163
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,647	1,762
8.36% 1/20/19	5,818	6,487
		9,382
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (j)	2,984	3,294
TOTAL INDUSTRIALS		12,676
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
2.375% 12/17/18	1,194	1,189
6.55% 10/1/17	2,421	2,812
		4,001
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 1.3%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	$ 4,654	$ 4,892
4.25% 11/15/20	2,512	2,690
		7,582
Metals & Mining - 1.2%
Barrick Gold Corp.:
3.85% 4/1/22	3,840	3,681
4.1% 5/1/23	45,332	43,407
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)	5,087	5,125
4.5% 8/13/23 (e)	8,000	8,293
5.625% 10/18/43 (e)	4,160	4,244
Freeport-McMoRan Copper & Gold, Inc. 3.875% 3/15/23	3,347	3,240
		67,990
TOTAL MATERIALS		75,572
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.:
4.35% 6/15/45	9,588	8,490
5.35% 9/1/40	3,156	3,240
5.55% 8/15/41	43,181	45,475
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	274
CenturyLink, Inc.:
5.15% 6/15/17	528	566
6% 4/1/17	1,320	1,459
6.15% 9/15/19	3,260	3,505
Embarq Corp.:
7.082% 6/1/16	4,231	4,738
7.995% 6/1/36	11,427	12,181
Verizon Communications, Inc.:
6.1% 4/15/18	6,019	6,993
6.55% 9/15/43	72,080	88,261
		175,182
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
2.375% 9/8/16	$ 6,904	$ 7,132
3.125% 7/16/22	3,499	3,308
		10,440
TOTAL TELECOMMUNICATION SERVICES		185,622
UTILITIES - 2.7%
Electric Utilities - 1.7%
American Electric Power Co., Inc.:
1.65% 12/15/17	2,834	2,834
2.95% 12/15/22	2,683	2,571
Duke Capital LLC 5.668% 8/15/14	6,310	6,454
Duke Energy Corp. 3.95% 10/15/23	897	920
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	3,443	3,922
6.4% 9/15/20 (e)	9,167	10,712
Edison International 3.75% 9/15/17	3,716	3,986
FirstEnergy Corp.:
2.75% 3/15/18	5,577	5,622
4.25% 3/15/23	9,775	9,592
7.375% 11/15/31	11,243	12,947
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	10,023
LG&E and KU Energy LLC 2.125% 11/15/15	4,231	4,313
Monongahela Power Co. 4.1% 4/15/24 (e)	2,119	2,193
Northeast Utilities:
1.45% 5/1/18	1,747	1,710
2.8% 5/1/23	7,934	7,481
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,476
Pepco Holdings, Inc. 2.7% 10/1/15	3,942	4,037
PPL Capital Funding, Inc. 3.4% 6/1/23	3,758	3,623
		98,416
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (e)	2,894	3,271
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,613
		4,884
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 2.75% 9/15/16	1,192	1,245
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.9%
Dominion Resources, Inc.:
2.5469% 9/30/66 (j)	$ 10,147	$ 9,372
7.5% 6/30/66 (j)	3,654	3,965
NiSource Finance Corp.:
4.45% 12/1/21	2,107	2,231
5.25% 2/15/43	5,352	5,419
5.4% 7/15/14	1,393	1,417
5.45% 9/15/20	1,461	1,659
5.8% 2/1/42	2,709	2,939
5.95% 6/15/41	4,935	5,463
PG&E Corp. 2.4% 3/1/19	848	850
Puget Energy, Inc. 6% 9/1/21	742	856
Sempra Energy:
2.3% 4/1/17	5,159	5,302
2.875% 10/1/22	7,893	7,511
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	4,001	4,091
		51,075
TOTAL UTILITIES		155,620
TOTAL NONCONVERTIBLE BONDS (Cost $1,778,469)		1,842,114
U.S. Treasury Obligations - 24.1%

U.S. Treasury Notes:
0.625% 11/30/17 (h)	421,286	414,736
0.75% 10/31/17	20,725	20,531
0.75% 12/31/17	250,421	247,291
1.25% 10/31/18	445,788	442,616
1.375% 9/30/18 (g)(i)	24,847	24,845
1.5% 1/31/19 (h)(m)	174,410	174,492
2% 2/28/21	47,844	47,433
2.125% 1/31/21	26,764	26,789
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,400,072)		1,398,733
U.S. Government Agency - Mortgage Securities - 7.3%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 4.3%
2.303% 6/1/36 (j)	$ 118	$ 124
2.5% 6/1/28	520	523
2.643% 7/1/37 (j)	234	249
2.65% 2/1/35 (j)	1,989	2,116
3% 10/1/42 to 2/1/44	41,742	40,592
3% 3/1/44 (f)	26,000	25,251
3% 3/1/44 (f)	1,600	1,554
3% 3/1/44 (f)	1,600	1,554
3.5% 7/1/42 to 11/1/43	65,763	65,911
3.5% 3/1/44 (f)	25,000	25,339
3.5% 3/1/44 (f)	9,500	9,629
3.5% 3/1/44 (f)	5,100	5,169
4% 9/1/40 to 11/1/42	17,216	17,933
4% 3/1/44 (f)	9,000	9,432
4% 3/1/44 (f)	8,500	8,908
4% 3/1/44 (f)	1,600	1,677
4.5% 12/1/23 to 8/1/41	4,250	4,568
5% 10/1/21 to 9/1/25	1,097	1,181
6% 3/1/22 to 7/1/41	12,150	13,567
6.5% 7/1/32 to 8/1/36	12,142	13,739
TOTAL FANNIE MAE		249,016
Freddie Mac - 1.9%
2.5% 8/1/28	4,429	4,458
3.064% 10/1/35 (j)	159	169
3.5% 1/1/26 to 6/1/43	73,605	73,698
4% 6/1/24 to 4/1/42	15,470	16,263
4.5% 7/1/25 to 9/1/41	5,533	5,945
5% 9/1/39 to 3/1/41	7,757	8,524
5.5% 11/1/33 to 8/1/38	398	440
6% 7/1/37 to 8/1/37	1,160	1,285
6.5% 9/1/39	1,438	1,607
TOTAL FREDDIE MAC		112,389
Ginnie Mae - 1.1%
3.5% 3/15/42 to 9/20/43	15,908	16,408
3.5% 3/1/44 (f)	300	309
4% 11/20/40 to 10/15/41	4,229	4,495
4% 3/1/44 (f)	2,700	2,863
4.5% 5/15/39 to 4/15/41	8,742	9,516
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5% 10/20/39 to 9/15/41	$ 18,974	$ 20,905
5% 3/1/44 (f)	2,500	2,747
5.5% 12/20/28 to 9/15/38	4,455	4,971
TOTAL GINNIE MAE		62,214
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $425,120)		423,619
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6255% 4/25/35 (j)	421	373
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8055% 3/25/34 (j)	158	147
Airspeed Ltd. Series 2007-1A Class C1, 2.6545% 6/15/32 (e)(j)	5,401	3,025
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2055% 12/25/33 (j)	37	34
Series 2004-R2 Class M3, 0.9805% 4/25/34 (j)	57	30
Series 2005-R2 Class M1, 0.6055% 4/25/35 (j)	668	661
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9355% 3/25/34 (j)	30	28
Series 2004-W7 Class M1, 0.9805% 5/25/34 (j)	808	744
Series 2006-W4 Class A2C, 0.3155% 5/25/36 (j)	769	240
Capital Trust Ltd. Series 2004-1 Class C, 1.254% 7/20/39 (e)(j)	202	80
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2955% 12/25/36 (j)	1,140	659
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 4.9904% 3/25/32 (MGIC Investment Corp. Insured) (j)	16	9
Series 2004-3 Class M4, 1.6105% 4/25/34 (j)	58	45
Series 2004-4 Class M2, 0.9505% 6/25/34 (j)	260	245
Series 2004-7 Class AF5, 5.37% 1/25/35	2,205	2,322
Fannie Mae Series 2004-T5 Class AB3, 0.9224% 5/28/35 (j)	25	23
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3305% 8/25/34 (j)	231	184
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.9805% 3/25/34 (j)	9	8
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fremont Home Loan Trust Series 2005-A Class M4, 1.1755% 1/25/35 (j)	$ 220	$ 88
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (e)(j)	2,174	1,807
GE Business Loan Trust:
Series 2003-1 Class A, 0.5845% 4/15/31 (e)(j)	37	34
Series 2006-2A:
Class A, 0.3345% 11/15/34 (e)(j)	690	633
Class B, 0.4345% 11/15/34 (e)(j)	250	212
Class C, 0.5345% 11/15/34 (e)(j)	414	348
Class D, 0.9045% 11/15/34 (e)(j)	197	165
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (e)	259	18
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7055% 9/25/46 (e)(j)	534	534
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.4755% 8/25/33 (j)	147	141
Series 2003-3 Class M1, 1.4455% 8/25/33 (j)	339	318
Series 2003-5 Class A2, 0.8555% 12/25/33 (j)	21	19
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3455% 1/25/37 (j)	913	451
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.2855% 11/25/36 (j)	821	809
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5759% 12/27/29 (j)	200	198
Series 2006-A Class 2C, 1.3959% 3/27/42 (j)	1,605	254
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4555% 5/25/37 (j)	303	2
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9055% 7/25/34 (j)	62	53
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1305% 7/25/34 (j)	240	206
Series 2006-FM1 Class A2B, 0.2655% 4/25/37 (j)	454	442
Series 2006-OPT1 Class A1A, 0.6755% 6/25/35 (j)	1,210	1,149
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8355% 8/25/34 (j)	36	36
Series 2004-NC8 Class M6, 2.0305% 9/25/34 (j)	74	49
Series 2005-NC1 Class M1, 0.8155% 1/25/35 (j)	253	234
Series 2005-NC2 Class B1, 1.3255% 3/25/35 (j)	154	74
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6655% 9/25/35 (j)	903	757
Ocala Funding LLC:
Series 2005-1A Class A, 1.654% 3/20/10 (c)(e)(j)	449	0
Series 2006-1A Class A, 1.554% 3/20/11 (c)(e)(j)	933	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.4055% 9/25/34 (j)	$ 337	$ 302
Class M4, 1.6055% 9/25/34 (j)	433	244
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9555% 4/25/33 (j)	3	3
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1929% 6/15/33 (j)	655	565
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8805% 9/25/34 (j)	40	28
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0155% 9/25/34 (j)	18	17
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8029% 4/6/42 (e)(j)	1,761	396
TOTAL ASSET-BACKED SECURITIES (Cost $18,087)		19,443
Collateralized Mortgage Obligations - 3.9%

Private Sponsor - 0.2%
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5778% 10/25/34 (j)	415	418
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.334% 12/20/54 (j)	2,694	2,620
Class M1, 0.494% 12/20/54 (j)	710	675
Series 2007-1:
Class 1M1, 0.454% 12/20/54 (j)	894	853
Class 2M1, 0.654% 12/20/54 (j)	1,148	1,093
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6866% 1/20/44 (j)	341	338
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.6892% 8/25/36 (j)	809	683
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3655% 5/25/47 (j)	349	266
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3255% 2/25/37 (j)	607	551
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4455% 7/25/35 (j)	915	875
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5065% 7/10/35 (e)(j)	335	308
Class B6, 3.0065% 7/10/35 (e)(j)	444	414
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (j)	$ 18	$ 17
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.4727% 4/25/33 (j)	120	120
TOTAL PRIVATE SPONSOR		9,231
U.S. Government Agency - 3.7%
Fannie Mae:
floater:
Series 2007-53 Class FB, 0.5555% 6/25/37 (j)	9,194	9,186
Series 2007-85 Class FL, 0.6955% 9/25/37 (j)	3,546	3,565
Series 2007-89 Class FT, 0.7255% 9/25/37 (j)	2,801	2,823
Series 2012-110 Class JF, 0.6055% 10/25/42 (j)	6,545	6,525
Series 2012-122 Class LF, 0.5555% 11/25/42 (j)	31,476	31,177
Series 2012-93 Class FE, 0.5555% 9/25/42 (j)	17,567	17,540
Series 2013-44 Class FA, 0.408% 5/25/43 (j)	21,692	21,581
floater planned amortization class:
Series 2012-111 Class NF, 0.5055% 5/25/42 (j)	4,051	4,047
Series 2012-113 Class PF, 0.5055% 10/25/40 (j)	10,352	10,356
Series 2012-128:
Class VF, 0.4055% 6/25/42 (j)	19,859	19,721
Class YF, 0.4555% 6/25/42 (j)	18,509	18,417
Freddie Mac:
floater:
Series 3349 Class FE, 0.6445% 7/15/37 (j)	3,623	3,642
Series 3376 Class FA, 0.7545% 10/15/37 (j)	3,477	3,505
Series 4087 Class FB, 0.6245% 7/15/42 (j)	33,079	33,053
floater planned amortization class Series 4094 Class BF, 0.5545% 8/15/32 (j)	5,674	5,690
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-133 Class FB, 0.6345% 10/16/40 (j)	5,740	5,747
Series 2012-113 Class FJ, 0.407% 1/20/42 (j)	6,786	6,757
Series 2012-76 Class GF 0.4545% 6/16/42 (j)	1,939	1,938
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2012-93 Class NF, 0.557% 7/20/42 (j)	$ 5,604	$ 5,600
floater sequential payer Series 2010-113 Class JF, 0.557% 3/20/38 (j)	4,642	4,660
TOTAL U.S. GOVERNMENT AGENCY		215,530
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $221,127)		224,761
Commercial Mortgage Securities - 8.8%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5236% 2/14/43 (j)(l)	492	13
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7192% 5/10/45 (j)	484	497
Series 2006-3 Class A4, 5.889% 7/10/44	4,663	5,060
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,248
Series 2005-3 Class A3B, 5.09% 7/10/43 (j)	3,402	3,501
Series 2006-6 Class E, 5.619% 10/10/45 (e)	633	78
Series 2007-3:
Class A3, 5.6195% 6/10/49 (j)	1,813	1,813
Class A4, 5.6195% 6/10/49 (j)	2,283	2,534
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.0055% 12/25/33 (e)(j)	35	28
Series 2005-3A:
Class A2, 0.5555% 11/25/35 (e)(j)	251	217
Class M1, 0.5955% 11/25/35 (e)(j)	67	48
Class M2, 0.6455% 11/25/35 (e)(j)	51	36
Class M3, 0.6655% 11/25/35 (e)(j)	45	32
Class M4, 0.7555% 11/25/35 (e)(j)	56	38
Series 2005-4A:
Class A2, 0.5455% 1/25/36 (e)(j)	628	523
Class B1, 1.5555% 1/25/36 (e)(j)	65	13
Class M1, 0.6055% 1/25/36 (e)(j)	203	114
Class M2, 0.6255% 1/25/36 (e)(j)	76	40
Class M3, 0.6555% 1/25/36 (e)(j)	111	58
Class M4, 0.7655% 1/25/36 (e)(j)	62	30
Class M5, 0.8055% 1/25/36 (e)(j)	62	22
Class M6, 0.8555% 1/25/36 (e)(j)	65	19
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2006-1:
Class A2, 0.5155% 4/25/36 (e)(j)	$ 125	$ 110
Class M1, 0.5355% 4/25/36 (e)(j)	76	54
Class M2, 0.5555% 4/25/36 (e)(j)	80	55
Class M3, 0.5755% 4/25/36 (e)(j)	69	45
Class M4, 0.6755% 4/25/36 (e)(j)	39	25
Class M5, 0.7155% 4/25/36 (e)(j)	38	23
Class M6, 0.7955% 4/25/36 (e)(j)	76	40
Series 2006-2A:
Class M1, 0.4655% 7/25/36 (e)(j)	113	78
Class M2, 0.4855% 7/25/36 (e)(j)	80	54
Class M3, 0.5055% 7/25/36 (e)(j)	66	44
Class M4, 0.5755% 7/25/36 (e)(j)	76	45
Class M5, 0.6255% 7/25/36 (e)(j)	55	25
Series 2006-3A Class M4, 0.5855% 10/25/36 (e)(j)	69	10
Series 2006-4A:
Class A2, 0.4255% 12/25/36 (e)(j)	1,905	1,439
Class M1, 0.4455% 12/25/36 (e)(j)	153	104
Class M2, 0.4655% 12/25/36 (e)(j)	102	44
Class M3, 0.4955% 12/25/36 (e)(j)	104	33
Series 2007-1 Class A2, 0.4255% 3/25/37 (e)(j)	411	287
Series 2007-2A:
Class A1, 0.4255% 7/25/37 (e)(j)	1,148	928
Class A2, 0.4755% 7/25/37 (e)(j)	1,075	737
Class M1, 0.5255% 7/25/37 (e)(j)	367	117
Class M2, 0.5655% 7/25/37 (e)(j)	239	38
Class M3, 0.6455% 7/25/37 (e)(j)	242	22
Class M4, 0.8055% 7/25/37 (e)(j)	188	6
Series 2007-3:
Class A2, 0.4455% 7/25/37 (e)(j)	386	270
Class M1, 0.4655% 7/25/37 (e)(j)	205	131
Class M2, 0.4955% 7/25/37 (e)(j)	218	124
Class M3, 0.5255% 7/25/37 (e)(j)	352	154
Class M4, 0.6555% 7/25/37 (e)(j)	554	133
Class M5, 0.7555% 7/25/37 (e)(j)	281	47
Class M6, 0.9555% 7/25/37 (e)(j)	66	0*
Series 2007-4A:
Class M1, 1.1055% 9/25/37 (e)(j)	198	23
Class M2, 1.2055% 9/25/37 (e)(j)	198	13
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class E, 0.4545% 3/15/22 (e)(j)	317	310
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater Series 2007-BBA8:
Class F, 0.5045% 3/15/22 (e)(j)	$ 1,246	$ 1,184
Class G, 0.5545% 3/15/22 (e)(j)	401	369
Class H, 0.7045% 3/15/22 (e)(j)	489	435
Class J, 0.8545% 3/15/22 (e)(j)	489	425
Series 2006-T22 Class A4, 5.5801% 4/12/38 (j)	136	146
Series 2007-PW18 Class X2, 0.2966% 6/11/50 (e)(j)(l)	69,628	474
Series 2007-T28 Class X2, 0.1573% 9/11/42 (e)(j)(l)	42,747	138
C-BASS Trust floater Series 2006-SC1 Class A, 0.4255% 5/25/36 (e)(j)	323	312
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4233% 5/15/35 (e)(j)(l)	2,933	40
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,066	1,089
Class A4, 5.322% 12/11/49	10,254	11,318
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (j)	1,223	1,191
COMM Mortgage Trust pass-thru certificates floater:
Series 2005-F10A Class J, 1.0045% 4/15/17 (e)(j)	100	99
Series 2006-FL12 Class AJ, 0.2845% 12/15/20 (e)(j)	380	378
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6783% 6/15/39 (j)	10,728	11,742
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	991	1,102
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5045% 4/15/22 (e)(j)	3,907	3,685
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.3434% 8/15/36 (j)(l)	98	0*
Series 2001-CKN5 Class AX, 0.6562% 9/15/34 (e)(j)(l)	7	0*
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class C:
0.3245% 2/15/22 (e)(j)	779	772
0.4245% 2/15/22 (e)(j)	421	416
Class F, 0.4745% 2/15/22 (e)(j)	843	826
Series 2007-C1:
Class ASP, 0.354% 2/15/40 (j)(l)	16,911	0*
Class B, 5.487% 2/15/40 (e)(j)	1,677	234
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	$ 13,416	$ 14,708
Series 2001-1 Class X1, 1.7244% 5/15/33 (e)(j)(l)	280	6
Series 2007-C1 Class XP, 0.1602% 12/10/49 (j)(l)	13,693	5
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3471% 11/5/21 (e)(j)	412	409
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	20,333	22,414
Series 2006-GG7 Class A4, 5.8197% 7/10/38 (j)	12,362	13,504
Series 2007-GG11 Class A1, 0.2936% 12/10/49 (e)(j)(l)	20,347	40
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	2,821	3,087
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (e)	1,300	1,320
Class DFX, 4.4065% 11/5/30 (e)	9,229	9,424
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class B, 0.3245% 11/15/18 (e)(j)	469	459
Class C, 0.3645% 11/15/18 (e)(j)	333	324
Class D, 0.3845% 11/15/18 (e)(j)	132	126
Class E, 0.4345% 11/15/18 (e)(j)	190	181
Class F, 0.4845% 11/15/18 (e)(j)	227	216
Class G, 0.5145% 11/15/18 (e)(j)	198	187
Class H, 0.6545% 11/15/18 (e)(j)	190	178
sequential payer:
Series 2006-CB17:
Class A3, 5.45% 12/12/43	61	61
Class A4, 5.429% 12/12/43	4,540	4,907
Series 2007-CB18 Class A4, 5.44% 6/12/47	10,260	11,301
Series 2007-CB19 Class A4, 5.7093% 2/12/49 (j)	22,580	25,208
Series 2007-LD11 Class A4, 5.8134% 6/15/49 (j)	97,451	108,682
Series 2006-LDP7 Class A4, 5.8726% 4/15/45 (j)	1,150	1,256
Series 2007-CB19:
Class B, 5.7093% 2/12/49 (j)	93	30
Class C, 5.7093% 2/12/49 (j)	245	51
Class D, 5.7093% 2/12/49 (j)	257	48
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (j)	90	16
Class ES, 5.7261% 1/15/49 (e)(j)	566	27
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8924% 7/15/44 (j)	$ 3,760	$ 4,220
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2006-C7 Class A2, 5.3% 11/15/38	565	586
Series 2007-C7:
Class A3, 5.866% 9/15/45	19,839	22,618
Class XCP, 0.2771% 9/15/45 (j)(l)	80,022	197
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class H, 0.5545% 9/15/21 (e)(j)	168	167
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	523	524
Series 2005-LC1 Class F, 5.4207% 1/12/44 (e)(j)	953	856
Series 2007-C1 Class A4, 5.8409% 6/12/50 (j)	4,145	4,665
Series 2008-C1 Class A4, 5.69% 2/12/51	2,305	2,583
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2748% 12/12/49 (j)	54	54
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (j)	3,000	3,247
Class ASB, 5.133% 12/12/49 (j)	471	484
Series 2007-6 Class A4, 5.485% 3/12/51 (j)	26,699	29,561
Series 2007-7 Class A4, 5.7439% 6/12/50 (j)	5,132	5,726
Series 2006-4 Class XP, 0.618% 12/12/49 (j)(l)	16,657	89
Series 2007-6 Class B, 5.635% 3/12/51 (j)	1,095	262
Series 2007-7 Class B, 5.7439% 6/12/50 (j)	1,409	57
Series 2007-8 Class A3, 5.8943% 8/12/49 (j)	944	1,062
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (e)(j)	227	170
Series 2007-XLFA:
Class C, 0.315% 10/15/20 (e)(j)	629	611
Class D, 0.345% 10/15/20 (e)(j)	422	408
Class E, 0.405% 10/15/20 (e)(j)	528	507
Class F, 0.455% 10/15/20 (e)(j)	397	378
Class G, 0.495% 10/15/20 (e)(j)	491	470
Class H, 0.585% 10/15/20 (e)(j)	309	285
Class J, 0.735% 10/15/20 (e)(j)	179	77
Series 2006-T23 Class A3, 5.8071% 8/12/41 (j)	559	566
Series 2007-HQ12 Class A4, 5.6007% 4/12/49 (j)	5,793	5,924
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (j)	$ 19,062	$ 21,126
Class B, 5.7406% 4/15/49 (j)	269	56
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (e)	194	75
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.4945% 9/15/21 (e)(j)	906	900
Class G, 0.5145% 9/15/21 (e)(j)	1,126	1,103
Class J, 0.7545% 9/15/21 (e)(j)	314	276
Series 2007-WHL8:
Class F, 0.6345% 6/15/20 (e)(j)	2,710	2,473
Class LXR1, 0.8545% 6/15/20 (e)(j)	168	160
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	30,892	34,054
Series 2007-C31:
Class A4, 5.509% 4/15/47	32,250	35,227
Class A5, 5.5% 4/15/47	7,650	8,502
Series 2007-C33 Class A4, 5.9216% 2/15/51 (j)	31,702	34,981
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	1,129
Series 2005-C22:
Class B, 5.3811% 12/15/44 (j)	2,428	2,384
Class F, 5.3811% 12/15/44 (e)(j)	1,826	438
Series 2007-C30 Class XP, 0.4783% 12/15/43 (e)(j)(l)	10,437	2
Series 2007-C31 Class C, 5.672% 4/15/47 (j)	4,515	3,740
Series 2007-C31A Class A2, 5.421% 4/15/47	1,311	1,312
Series 2007-C32:
Class D, 5.7499% 6/15/49 (j)	823	372
Class E, 5.7499% 6/15/49 (j)	1,297	439
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $498,334)		512,183
Municipal Securities - 1.9%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (j)	1,835	1,871
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,000	1,345
7.3% 10/1/39	9,330	12,554
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California Gen. Oblig.: - continued
7.5% 4/1/34	$ 6,270	$ 8,509
7.6% 11/1/40	14,085	19,857
7.625% 3/1/40	2,175	3,034
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	1,510	1,797
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	32,885	32,321
Series 2010-1, 6.63% 2/1/35	3,440	3,802
Series 2010-3:
6.725% 4/1/35	5,880	6,549
7.35% 7/1/35	1,925	2,249
Series 2011:
5.665% 3/1/18	3,305	3,667
5.877% 3/1/19	5,890	6,609
Series 2013:
1.84% 12/1/16	4,160	4,169
3.6% 12/1/19	3,585	3,578
TOTAL MUNICIPAL SECURITIES (Cost $109,439)		111,911
Foreign Government and Government Agency Obligations - 1.1%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (e)	6,150	6,265
5.75% 9/26/23 (e)	5,628	5,734
Brazilian Federative Republic 4.25% 1/7/25	5,790	5,573
United Mexican States:
3.5% 1/21/21	23,411	23,704
4% 10/2/23	13,644	13,815
4.75% 3/8/44	6,724	6,270
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $61,912)		61,361
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $962)	949	985
Fixed-Income Funds - 20.4%
	Shares	Value (000s)
Fidelity Mortgage Backed Securities Central Fund (k)	8,241,086	$ 882,868
Fidelity Specialized High Income Central Fund (k)	2,763,745	297,351
TOTAL FIXED-INCOME FUNDS (Cost $1,144,982)		1,180,219
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.10% (a) (Cost $138,540)	138,539,732	138,540
Cash Equivalents - 1.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.05%, dated 2/28/14 due 3/3/14 (Collateralized by U.S. Government Obligations) # (b) (Cost $89,839)	$ 89,839	89,839
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $5,886,883)		6,003,708
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(206,487)
NET ASSETS - 100%		$ 5,797,221
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 3/1/44	$ (26,000)	(25,252)
3% 3/1/44	(6,700)	(6,507)
3% 3/1/44	(1,600)	(1,554)
3.5% 3/1/44	(25,000)	(25,339)
3.5% 3/1/44	(3,200)	(3,243)
4% 3/1/44	(3,800)	(3,982)
4% 3/1/44	(2,700)	(2,830)
TOTAL FANNIE MAE		(68,706)
Ginnie Mae
4% 3/1/44	(300)	(318)
TOTAL TBA SALE COMMITMENTS (Proceeds $68,923)		$ (69,025)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
455 CBOT 10 Year U.S. Treasury Note Contracts	June 2014	$ 56,662	$ 262
The face value of futures purchased as a percentage of net assets is 1%
Swap Agreements
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)(000s)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation)(000s)
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse	(1%)	$ 6,500	$ (61)	$ (324)	$ (385)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase, Inc.	(1%)	4,085	(34)	(240)	(274)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500	23	(539)	(516)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500	24	(463)	(439)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	3,825	(345)	45	(300)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	3,823	(344)	120	(224)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	5,500	(64)	(101)	(165)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	3,823	(45)	(157)	(202)
TOTAL BUY PROTECTION						(846)	(1,659)	(2,505)
Sell Protection
ABX AA 07-1 Index	C	Sep. 2037	Barclays Bank PLC	0.15%	1,741	(1,613)	0	(1,613)
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	959	(889)	0	(889)
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	2,607	(2,415)	0	(2,415)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	584	(541)	0	(541)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	1,950	(1,806)	0	(1,806)
Swaps - continued
Credit Default Swaps - continued
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)(000s)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation)(000s)
Sell Protection - continued
ABX AA 07-1 Index	C	Sep. 2037	Morgan Stanley, Inc.	0.15%	$ 1,064	$ (985)	$ 0	$ (985)
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch, Inc.	4.29%	50	(18)	0	(18)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	502	(464)	0	(464)
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	Barclays Bank PLC	1.545%	426	(94)	0	(94)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	542	(403)	0	(403)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class M6	C	Oct. 2034	Barclays Bank PLC	1.475%	410	(131)	0	(131)
TOTAL SELL PROTECTION						(9,359)	0	(9,359)
TOTAL CREDIT DEFAULT SWAPS						$ (10,205)	$ (1,659)	$ (11,864)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $241,665,000 or 4.2% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $720,000.
(h) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $13,095,000.

(i) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $216,000.

(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(m) Security or a portion of the security is on loan at period end.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$89,839,000 due 3/03/14 at 0.05%
Commerz Markets LLC	$ 89,052
Mizuho Securities USA, Inc.	787
$ 89,839
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 53
Fidelity Mortgage Backed Securities Central Fund	11,399
Fidelity Specialized High Income Central Fund	7,821
Total	$ 19,273
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 915,654	$ 11,399	$ 60,063	$ 882,868	8.7%
Fidelity Specialized High Income Central Fund	278,779	7,821	-	297,351	72.0%
Total	$ 1,194,433	$ 19,220	$ 60,063	$ 1,180,219
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,842,114	$ -	$ 1,842,114	$ -
U.S. Government and Government Agency Obligations	1,398,733	-	1,398,733	-
U.S. Government Agency - Mortgage Securities	423,619	-	423,619	-
Asset-Backed Securities	19,443	-	15,369	4,074
Collateralized Mortgage Obligations	224,761	-	224,039	722
Commercial Mortgage Securities	512,183	-	511,127	1,056
Municipal Securities	111,911	-	111,911	-
Foreign Government and Government Agency Obligations	61,361	-	61,361	-
Bank Notes	985	-	985	-
Fixed-Income Funds	1,180,219	1,180,219	-	-
Money Market Funds	138,540	138,540	-	-
Cash Equivalents	89,839	-	89,839	-
Total Investments in Securities:	$ 6,003,708	$ 1,318,759	$ 4,679,097	$ 5,852
Derivative Instruments:
Assets
Futures Contracts	$ 262	$ 262	$ -	$ -
Swaps	47	-	47	-
Total Assets	$ 309	$ 262	$ 47	$ -
Liabilities
Swaps	$ (10,252)	$ -	$ (10,252)	$ -
Total Derivative Instruments:	$ (9,943)	$ 262	$ (10,205)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (69,025)	$ -	$ (69,025)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swaps (b)	$ 47	$ (10,252)
Interest Rate Risk
Futures Contracts (a)	262	-
Total Value of Derivatives	$ 309	$ (10,252)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $88,041 and repurchase agreements of $89,839) - See accompanying schedule: Unaffiliated issuers (cost $4,603,361)	$ 4,684,949
Fidelity Central Funds (cost $1,283,522)	1,318,759
Total Investments (cost $5,886,883)		$ 6,003,708
Receivable for TBA sale commitments		68,923
Receivable for swaps		6
Receivable for fund shares sold		3,819
Interest receivable		31,666
Distributions receivable from Fidelity Central Funds		10
Bi-lateral OTC swaps, at value		47
Receivable from investment adviser for expense reductions		1
Other receivables		152
Total assets		6,108,332

Liabilities
Payable for investments purchased Regular delivery	$ 39,027
Delayed delivery	94,591
TBA sale commitments, at value	69,025
Payable for swaps	284
Payable for fund shares redeemed	4,673
Distributions payable	941
Bi-lateral OTC swaps, at value	10,252
Accrued management fee	1,498
Distribution and service plan fees payable	44
Payable for daily variation margin for derivative instruments	100
Other affiliated payables	696
Other payables and accrued expenses	141
Collateral on securities loaned, at value	89,839
Total liabilities		311,111

Net Assets		$ 5,797,221
Net Assets consist of:
Paid in capital		$ 5,903,377
Undistributed net investment income		4,082
Accumulated undistributed net realized gain (loss) on investments		(215,359)
Net unrealized appreciation (depreciation) on investments		105,121
Net Assets		$ 5,797,221

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($70,941 ÷ 9,077.71 shares)	$ 7.81

Maximum offering price per share (100/96.00 of $7.81)	$ 8.14
Class T: Net Asset Value and redemption price per share ($24,142 ÷ 3,087.61 shares)	$ 7.82

Maximum offering price per share (100/96.00 of $7.82)	$ 8.15
Class B: Net Asset Value and offering price per share ($3,224 ÷ 412.03 shares)A	$ 7.82

Class C: Net Asset Value and offering price per share ($25,969 ÷ 3,318.48 shares)A	$ 7.83

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($5,266,008 ÷ 673,373.25 shares)	$ 7.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($406,937 ÷ 51,980.96 shares)	$ 7.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended February 28, 2014 (Unaudited)

Investment Income
Interest		$ 78,677
Income from Fidelity Central Funds		19,273
Total income		97,950

Expenses
Management fee	$ 9,129
Transfer agent fees	3,100
Distribution and service plan fees	283
Fund wide operations fee	1,095
Independent trustees' compensation	12
Miscellaneous	5
Total expenses before reductions	13,624
Expense reductions	(17)	13,607
Net investment income (loss)		84,343
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,482
Fidelity Central Funds	2,722
Futures contracts	(105)
Swaps	(3,807)
Total net realized gain (loss)		5,292
Change in net unrealized appreciation (depreciation) on: Investment securities	117,786
Futures contracts	(29)
Swaps	2,702
Delayed delivery commitments	(902)
Total change in net unrealized appreciation (depreciation)		119,557
Net gain (loss)		124,849
Net increase (decrease) in net assets resulting from operations		$ 209,192

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 84,343	$ 140,364
Net realized gain (loss)	5,292	(41,172)
Change in net unrealized appreciation (depreciation)	119,557	(247,120)
Net increase (decrease) in net assets resulting from operations	209,192	(147,928)
Distributions to shareholders from net investment income	(77,251)	(132,241)
Share transactions - net increase (decrease)	(301,262)	1,071,490
Total increase (decrease) in net assets	(169,321)	791,321

Net Assets
Beginning of period	5,966,542	5,175,221
End of period (including undistributed net investment income of $4,082 and distributions in excess of net investment income of $3,010, respectively)	$ 5,797,221	$ 5,966,542

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.64	$ 7.98	$ 7.66	$ 7.47	$ 6.89	$ 6.89
Income from Investment Operations
Net investment income (loss) E	.099	.152	.207	.220	.254	.303
Net realized and unrealized gain (loss)	.161	(.350)	.315	.183	.566	.007
Total from investment operations	.260	(.198)	.522	.403	.820	.310
Distributions from net investment income	(.090)	(.142)	(.202)	(.213)	(.240)	(.310)
Net asset value, end of period	$ 7.81	$ 7.64	$ 7.98	$ 7.66	$ 7.47	$ 6.89
Total Return B, C, D	3.42%	(2.52)%	6.91%	5.49%	12.10%	4.89%
Ratios to Average Net Assets F, H
Expenses before reductions	.78% A	.77%	.78%	.78%	.77%	.79%
Expenses net of fee waivers, if any	.78% A	.77%	.78%	.78%	.77%	.79%
Expenses net of all reductions	.78% A	.77%	.78%	.78%	.77%	.79%
Net investment income (loss)	2.59% A	1.91%	2.66%	2.94%	3.55%	4.67%
Supplemental Data
Net assets, end of period (in millions)	$ 71	$ 82	$ 110	$ 101	$ 173	$ 145
Portfolio turnover rate G	174% A	307%	276%	275% J	174% K	119% I, K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.64	$ 7.98	$ 7.66	$ 7.47	$ 6.90	$ 6.89
Income from Investment Operations
Net investment income (loss) E	.099	.150	.205	.218	.252	.302
Net realized and unrealized gain (loss)	.171	(.349)	.314	.182	.555	.016
Total from investment operations	.270	(.199)	.519	.400	.807	.318
Distributions from net investment income	(.090)	(.141)	(.199)	(.210)	(.237)	(.308)
Net asset value, end of period	$ 7.82	$ 7.64	$ 7.98	$ 7.66	$ 7.47	$ 6.90
Total Return B, C, D	3.54%	(2.54)%	6.88%	5.46%	11.90%	5.02%
Ratios to Average Net Assets F, H
Expenses before reductions	.79% A	.79%	.81%	.81%	.80%	.82%
Expenses net of fee waivers, if any	.79% A	.79%	.81%	.81%	.80%	.82%
Expenses net of all reductions	.79% A	.79%	.81%	.81%	.80%	.82%
Net investment income (loss)	2.58% A	1.90%	2.63%	2.91%	3.51%	4.65%
Supplemental Data
Net assets, end of period (in millions)	$ 24	$ 41	$ 39	$ 38	$ 53	$ 46
Portfolio turnover rate G	174% A	307%	276%	275% J	174% K	119% I,K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.89
Income from Investment Operations
Net investment income (loss) E	.072	.094	.151	.165	.201	.257
Net realized and unrealized gain (loss)	.160	(.350)	.314	.182	.566	.016
Total from investment operations	.232	(.256)	.465	.347	.767	.273
Distributions from net investment income	(.062)	(.084)	(.145)	(.157)	(.187)	(.263)
Net asset value, end of period	$ 7.82	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90
Total Return B, C, D	3.04%	(3.22)%	6.14%	4.71%	11.26%	4.29%
Ratios to Average Net Assets F, H
Expenses before reductions	1.51% A	1.50%	1.50%	1.51%	1.51%	1.51%
Expenses net of fee waivers, if any	1.51% A	1.50%	1.50%	1.51%	1.51%	1.51%
Expenses net of all reductions	1.51% A	1.50%	1.50%	1.51%	1.51%	1.51%
Net investment income (loss)	1.87% A	1.18%	1.94%	2.21%	2.81%	3.95%
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 4	$ 7	$ 8	$ 12	$ 11
Portfolio turnover rate G	174% A	307%	276%	275% J	174% K	119% I, K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.90
Income from Investment Operations
Net investment income (loss) E	.071	.092	.149	.164	.200	.255
Net realized and unrealized gain (loss)	.170	(.349)	.315	.182	.566	.005
Total from investment operations	.241	(.257)	.464	.346	.766	.260
Distributions from net investment income	(.061)	(.083)	(.144)	(.156)	(.186)	(.260)
Net asset value, end of period	$ 7.83	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90
Total Return B, C, D	3.16%	(3.24)%	6.11%	4.70%	11.24%	4.09%
Ratios to Average Net Assets F, H
Expenses before reductions	1.53% A	1.52%	1.52%	1.53%	1.52%	1.55%
Expenses net of fee waivers, if any	1.53% A	1.52%	1.52%	1.53%	1.52%	1.55%
Expenses net of all reductions	1.53% A	1.52%	1.52%	1.53%	1.52%	1.55%
Net investment income (loss)	1.84% A	1.16%	1.92%	2.19%	2.79%	3.91%
Supplemental Data
Net assets, end of period (in millions)	$ 26	$ 29	$ 44	$ 31	$ 35	$ 27
Portfolio turnover rate G	174% A	307%	276%	275% J	174% K	119% I, K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investment Grade Bond

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.65	$ 7.98	$ 7.67	$ 7.47	$ 6.90	$ 6.89
Income from Investment Operations
Net investment income (loss) D	.112	.177	.233	.245	.277	.326
Net realized and unrealized gain (loss)	.161	(.339)	.304	.192	.556	.015
Total from investment operations	.273	(.162)	.537	.437	.833	.341
Distributions from net investment income	(.103)	(.168)	(.227)	(.237)	(.263)	(.331)
Net asset value, end of period	$ 7.82	$ 7.65	$ 7.98	$ 7.67	$ 7.47	$ 6.90
Total Return B, C	3.58%	(2.08)%	7.12%	5.97%	12.29%	5.39%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.46%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.46%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.46%
Net investment income (loss)	2.92% A	2.23%	2.99%	3.27%	3.86%	5.00%
Supplemental Data
Net assets, end of period (in millions)	$ 5,266	$ 5,395	$ 4,876	$ 4,670	$ 7,345	$ 5,951
Portfolio turnover rate F	174% A	307%	276%	275% I	174% J	119% H, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.90
Income from Investment Operations
Net investment income (loss) D	.110	.171	.229	.240	.274	.322
Net realized and unrealized gain (loss)	.170	(.348)	.315	.184	.565	.005
Total from investment operations	.280	(.177)	.544	.424	.839	.327
Distributions from net investment income	(.100)	(.163)	(.224)	(.234)	(.259)	(.327)
Net asset value, end of period	$ 7.83	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90
Total Return B, C	3.68%	(2.26)%	7.20%	5.79%	12.38%	5.16%
Ratios to Average Net Assets E, G
Expenses before reductions	.51% A	.52%	.50%	.48%	.50%	.53%
Expenses net of fee waivers, if any	.51% A	.52%	.50%	.48%	.50%	.53%
Expenses net of all reductions	.51% A	.52%	.50%	.48%	.50%	.53%
Net investment income (loss)	2.86% A	2.17%	2.94%	3.24%	3.82%	4.94%
Supplemental Data
Net assets, end of period (in millions)	$ 407	$ 416	$ 100	$ 91	$ 30	$ 27
Portfolio turnover rate F	174% A	307%	276%	275% I	174% J	119% H, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

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2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swaps	Less than 0.01%
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

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3. Significant Accounting Policies - continued

Investment Valuation - continued

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 163,555
Gross unrealized depreciation	(73,228)
Net unrealized appreciation (depreciation) on securities and other investments	$ 90,327

Tax cost	$ 5,913,381

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (67,932)

The Fund elected to defer to its next fiscal year approximately $88,988 of capital losses recognized during the period November 1, 2012 to August 31, 2013.

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

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3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ (3,807)	$ 2,702

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4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ (105)	$ (29)
Totals (a)	$ (3,912)	$ 2,673

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Swaps - continued

appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take

Semiannual Report

4. Derivative Instruments - continued

Credit Default Swaps - continued

delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the sellers, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $512,391 and $515,727, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under the expense contract, the investment adviser pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 92	$ 3
Class T	-%	.25%	40	1
Class B	.65%	.25%	16	12
Class C	.75%	.25%	135	16
			$ 283	$ 32

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2
Class T	1
Class B*	5
Class C*	2
$ 10

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 65.18
Class T	30.19
Class B	5.25
Class C	23.17
Investment Grade Bond	2,653.10
Institutional Class	324.16
	$ 3,100

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $36.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses ninety five dollars.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $17.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2014	Year ended August 31, 2013
From net investment income
Class A	$ 853	$ 1,790
Class T	373	676
Class B	29	60
Class C	214	393
Investment Grade Bond	70,489	121,454
Institutional Class	5,293	7,868
Total	$ 77,251	$ 132,241

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Class A
Shares sold	755	3,462	$ 5,836	$ 27,271
Reinvestment of distributions	96	188	747	1,488
Shares redeemed	(2,466)	(6,722)	(19,016)	(52,908)
Net increase (decrease)	(1,615)	(3,072)	$ (12,433)	$ (24,149)
Class T
Shares sold	244	2,510	$ 1,878	$ 19,657
Reinvestment of distributions	43	78	332	613
Shares redeemed	(2,586)	(2,056)	(19,976)	(16,216)
Net increase (decrease)	(2,299)	532	$ (17,766)	$ 4,054
Class B
Shares sold	1	110	$ 10	$ 853
Reinvestment of distributions	2	5	20	41
Shares redeemed	(179)	(355)	(1,384)	(2,798)
Net increase (decrease)	(176)	(240)	$ (1,354)	$ (1,904)
Class C
Shares sold	256	902	$ 1,991	$ 7,184
Reinvestment of distributions	23	41	176	323
Shares redeemed	(704)	(2,681)	(5,440)	(21,225)
Net increase (decrease)	(425)	(1,738)	$ (3,273)	$ (13,718)
Investment Grade Bond
Shares sold	64,715	296,784	$ 499,358	$ 2,364,226
Reinvestment of distributions	8,403	14,443	65,086	114,030
Shares redeemed	(105,345)	(216,417)	(812,584)	(1,706,836)
Net increase (decrease)	(32,227)	94,810	$ (248,140)	$ 771,420
Institutional Class
Shares sold	3,293	50,724	$ 25,350	$ 406,004
Reinvestment of distributions	610	836	4,734	6,588
Shares redeemed	(6,267)	(9,750)	(48,380)	(76,805)
Net increase (decrease)	(2,364)	41,810	$ (18,296)	$ 335,787

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Investment Grade Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the fund or class, as applicable.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AIGB-USAN-0414
1.784859.110

Fidelity®

Investment Grade Bond

Fund

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Class A	.78%
Actual		$ 1,000.00	$ 1,034.20	$ 3.93
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Class T	.79%
Actual		$ 1,000.00	$ 1,035.40	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Class B	1.51%
Actual		$ 1,000.00	$ 1,030.40	$ 7.60
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.53%
Actual		$ 1,000.00	$ 1,031.60	$ 7.71
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,035.80	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,036.80	$ 2.58
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Quality Diversification (% of fund's net assets)
As of February 28, 2014	As of August 31, 2013
U.S. Government and U.S. Government Agency Obligations 49.2%	U.S. Government and U.S. Government Agency Obligations 47.4%
AAA 1.9%	AAA 1.3%
AA 3.7%	AA 5.7%
A 10.0%	A 11.3%
BBB 25.8%	BBB 20.0%
BB and Below 7.2%	BB and Below 6.6%
Not Rated 0.4%	Not Rated 0.1%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 7.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2014
6 months ago
Years	7.0	6.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2014
6 months ago
Years	5.4	5.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2014*	As of August 31, 2013**
Corporate Bonds 36.5%	Corporate Bonds 32.3%
U.S. Government and U.S. Government Agency Obligations 49.2%	U.S. Government and U.S. Government Agency Obligations 47.4%
Asset-Backed Securities 0.3%	Asset-Backed Securities 0.3%
CMOs and Other Mortgage Related Securities 9.0%	CMOs and Other Mortgage Related Securities 10.7%
Municipal Bonds 1.9%	Municipal Bonds 1.6%
Other Investments 1.3%	Other Investments 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 1.8%	Short-Term Investments and Net Other Assets (Liabilities) 7.6%

* Foreign investments	8.2%	** Foreign investments	4.9%
* Futures and Swaps	0.1%	** Futures and Swaps	2.5%

A unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 31.8%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.7%
Auto Components - 0.0%
TRW Automotive, Inc. 4.5% 3/1/21 (e)	$ 397	$ 411
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (e)	633	638
4.25% 6/15/23 (e)	4,447	4,565
5.75% 6/15/43 (e)	3,201	3,523
		8,726
Media - 2.5%
Comcast Corp.:
5.15% 3/1/20	5,596	6,393
5.7% 5/15/18	6,385	7,387
6.5% 1/15/17	4,125	4,755
COX Communications, Inc. 3.25% 12/15/22 (e)	2,605	2,451
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	6,291	7,216
Discovery Communications LLC:
3.25% 4/1/23	954	914
4.875% 4/1/43	2,236	2,168
News America Holdings, Inc. 7.75% 12/1/45	4,525	6,223
News America, Inc. 6.15% 2/15/41	13,033	15,121
Time Warner Cable, Inc.:
4% 9/1/21	27,833	28,920
4.5% 9/15/42	6,211	5,658
5.5% 9/1/41	2,866	2,972
5.85% 5/1/17	1,845	2,087
5.875% 11/15/40	2,631	2,840
6.75% 7/1/18	5,587	6,586
8.25% 4/1/19	8,226	10,359
Time Warner, Inc.:
4.9% 6/15/42	15,000	14,696
6.2% 3/15/40	5,000	5,728
Viacom, Inc.:
2.5% 9/1/18	800	817
4.25% 9/1/23	13,340	13,778
		147,069
TOTAL CONSUMER DISCRETIONARY		156,206
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - 1.6%
Beverages - 0.2%
Heineken NV:
1.4% 10/1/17 (e)	$ 2,654	$ 2,648
2.75% 4/1/23 (e)	2,773	2,585
SABMiller Holdings, Inc. 3.75% 1/15/22 (e)	3,930	4,031
		9,264
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 4% 12/5/23	4,515	4,632
Walgreen Co. 1.8% 9/15/17	2,197	2,225
		6,857
Food Products - 0.1%
ConAgra Foods, Inc.:
1.9% 1/25/18	2,478	2,474
3.2% 1/25/23	2,882	2,741
		5,215
Tobacco - 1.2%
Altria Group, Inc.:
2.85% 8/9/22	3,603	3,379
4% 1/31/24	3,444	3,445
4.25% 8/9/42	3,603	3,178
4.75% 5/5/21	6,000	6,553
5.375% 1/31/44	5,897	6,157
9.25% 8/6/19	1,776	2,364
9.7% 11/10/18	2,882	3,832
Reynolds American, Inc.:
3.25% 11/1/22	14,892	14,160
4.75% 11/1/42	4,468	4,198
6.15% 9/15/43	2,440	2,754
6.75% 6/15/17	7,156	8,284
7.25% 6/15/37	9,654	11,878
		70,182
TOTAL CONSUMER STAPLES		91,518
ENERGY - 4.0%
Energy Equipment & Services - 0.6%
DCP Midstream LLC:
4.75% 9/30/21 (e)	4,849	4,987
5.35% 3/15/20 (e)	4,973	5,379
5.85% 5/21/43 (e)(j)	9,697	9,091
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	$ 6,122	$ 6,424
5% 10/1/21	3,162	3,364
Transocean, Inc. 5.05% 12/15/16	3,231	3,543
		32,788
Oil, Gas & Consumable Fuels - 3.4%
DCP Midstream Operating LP:
2.5% 12/1/17	3,219	3,301
3.875% 3/15/23	6,006	5,823
Enbridge Energy Partners LP 4.2% 9/15/21	5,694	5,908
Marathon Petroleum Corp. 5.125% 3/1/21	3,437	3,845
Nakilat, Inc. 6.067% 12/31/33 (e)	2,634	2,828
Petro-Canada 6.05% 5/15/18	1,963	2,280
Petrobras Global Finance BV:
4.375% 5/20/23	30,470	27,626
5.625% 5/20/43	6,485	5,475
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	5,695	5,852
5.375% 1/27/21	9,321	9,344
5.75% 1/20/20	6,005	6,250
Petroleos Mexicanos:
3.5% 1/30/23	14,295	13,366
4.875% 1/24/22	4,590	4,797
4.875% 1/18/24	9,942	10,220
4.875% 1/18/24 (e)	4,376	4,480
5.5% 6/27/44	38,697	36,590
6.5% 6/2/41	19,664	21,205
Phillips 66 Co.:
4.3% 4/1/22	4,638	4,895
5.875% 5/1/42	1,602	1,838
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	777	785
Spectra Energy Capital, LLC 3.3% 3/15/23	6,000	5,448
Spectra Energy Partners, LP:
2.95% 6/15/16	2,003	2,087
2.95% 9/25/18	1,066	1,098
4.6% 6/15/21	1,124	1,210
Western Gas Partners LP 5.375% 6/1/21	6,237	6,734
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Partners LP:
4.125% 11/15/20	$ 1,029	$ 1,077
4.3% 3/4/24	4,326	4,335
		198,697
TOTAL ENERGY		231,485
FINANCIALS - 14.7%
Capital Markets - 2.5%
Affiliated Managers Group, Inc. 4.25% 2/15/24	2,258	2,277
Goldman Sachs Group, Inc.:
1.748% 9/15/17	17,322	17,322
2.625% 1/31/19	13,825	13,904
2.9% 7/19/18	9,276	9,533
5.25% 7/27/21	5,652	6,297
5.75% 1/24/22	7,392	8,445
5.95% 1/18/18	4,817	5,503
6.75% 10/1/37	15,413	17,795
Lazard Group LLC:
4.25% 11/14/20	2,996	3,153
6.85% 6/15/17	2,464	2,816
Morgan Stanley:
2.125% 4/25/18	9,946	10,003
3.75% 2/25/23	8,227	8,218
4.875% 11/1/22	14,515	15,322
5% 11/24/25	1,504	1,563
5.75% 1/25/21	7,597	8,733
6.625% 4/1/18	7,981	9,390
7.3% 5/13/19	4,777	5,857
		146,131
Commercial Banks - 2.5%
Bank of America NA 5.3% 3/15/17	3,698	4,098
Credit Suisse AG 6% 2/15/18	8,864	10,261
Discover Bank:
4.2% 8/8/23	4,147	4,256
7% 4/15/20	6,703	7,967
8.7% 11/18/19	1,409	1,776
Fifth Third Bancorp:
4.5% 6/1/18	2,054	2,242
8.25% 3/1/38	2,385	3,353
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
HBOS PLC 6.75% 5/21/18 (e)	$ 3,056	$ 3,481
Huntington Bancshares, Inc. 7% 12/15/20	1,597	1,920
KeyBank NA 6.95% 2/1/28	1,344	1,654
Marshall & Ilsley Bank 5% 1/17/17	6,983	7,589
Regions Bank:
6.45% 6/26/37	9,230	10,216
7.5% 5/15/18	15,488	18,441
Regions Financial Corp.:
2% 5/15/18	6,934	6,829
5.75% 6/15/15	1,094	1,156
7.75% 11/10/14	4,705	4,934
Royal Bank of Scotland Group PLC:
6% 12/19/23	19,708	20,293
6.1% 6/10/23	8,465	8,789
6.125% 12/15/22	13,328	13,991
SunTrust Bank 2.75% 5/1/23	9,271	8,769
Wells Fargo & Co. 4.48% 1/16/24	4,327	4,529
		146,544
Consumer Finance - 0.6%
Discover Financial Services:
3.85% 11/21/22	4,866	4,800
5.2% 4/27/22	4,096	4,413
Ford Motor Credit Co. LLC 1.7% 5/9/16	9,051	9,177
General Electric Capital Corp. 1% 12/11/15	5,560	5,611
Hyundai Capital America:
1.625% 10/2/15 (e)	1,673	1,690
1.875% 8/9/16 (e)	1,594	1,618
2.125% 10/2/17 (e)	1,850	1,870
2.875% 8/9/18 (e)	2,827	2,896
		32,075
Diversified Financial Services - 3.2%
Bank of America Corp.:
3.3% 1/11/23	26,509	25,803
3.875% 3/22/17	3,343	3,587
4.1% 7/24/23	6,196	6,369
5.65% 5/1/18	3,745	4,281
5.75% 12/1/17	9,833	11,216
6.5% 8/1/16	5,430	6,116
Barclays Bank PLC 2.5% 2/20/19	3,600	3,639
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
BP Capital Markets PLC 3.814% 2/10/24	$ 5,607	$ 5,671
Citigroup, Inc.:
3.953% 6/15/16	4,945	5,259
4.05% 7/30/22	2,865	2,901
4.5% 1/14/22	6,932	7,387
5.5% 9/13/25	2,420	2,610
6.125% 5/15/18	3,326	3,853
Five Corners Funding Trust 4.419% 11/15/23 (e)	5,900	6,023
ING Bank NV 5.8% 9/25/23 (e)	2,826	3,024
JPMorgan Chase & Co.:
2% 8/15/17	3,500	3,557
2.35% 1/28/19	5,247	5,269
3.2% 1/25/23	13,623	13,217
3.25% 9/23/22	25,741	25,335
4.35% 8/15/21	15,680	16,915
4.5% 1/24/22	4,927	5,329
4.95% 3/25/20	8,888	9,951
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	5,760	5,737
TECO Finance, Inc.:
4% 3/15/16	1,439	1,526
5.15% 3/15/20	2,067	2,309
		186,884
Insurance - 2.0%
American International Group, Inc.:
4.875% 9/15/16	3,411	3,735
4.875% 6/1/22	1,895	2,084
5.6% 10/18/16	5,665	6,298
Aon Corp.:
3.125% 5/27/16	4,835	5,057
5% 9/30/20	2,135	2,403
Axis Capital Holdings Ltd. 5.75% 12/1/14	6,279	6,509
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(j)	10,398	10,710
Hartford Financial Services Group, Inc. 5.125% 4/15/22	5,844	6,529
Liberty Mutual Group, Inc.:
5% 6/1/21 (e)	5,273	5,634
6.7% 8/15/16 (e)	7,459	8,434
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,941	3,210
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (e)	$ 2,736	$ 2,982
MetLife, Inc.:
1.756% 12/15/17 (d)	2,220	2,251
3.048% 12/15/22	4,547	4,418
4.368% 9/15/23	5,202	5,521
Metropolitan Life Global Funding I 3% 1/10/23 (e)	4,260	4,091
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	4,853	7,072
Pacific LifeCorp:
5.125% 1/30/43 (e)	8,278	8,083
6% 2/10/20 (e)	422	481
Prudential Financial, Inc.:
2.3% 8/15/18	877	886
4.5% 11/16/21	2,796	3,055
Symetra Financial Corp. 6.125% 4/1/16 (e)	4,900	5,236
Unum Group:
5.625% 9/15/20	4,155	4,630
5.75% 8/15/42	6,816	7,332
		116,641
Real Estate Investment Trusts - 2.0%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	1,475	1,528
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,860	1,783
AvalonBay Communities, Inc.:
3.625% 10/1/20	2,721	2,817
4.2% 12/15/23	5,842	6,034
Boston Properties, Inc. 3.85% 2/1/23	5,875	5,903
Camden Property Trust:
2.95% 12/15/22	2,605	2,455
4.25% 1/15/24	4,889	5,003
Developers Diversified Realty Corp.:
4.625% 7/15/22	9,008	9,455
4.75% 4/15/18	4,483	4,880
7.5% 4/1/17	2,623	3,055
9.625% 3/15/16	5,988	6,959
Duke Realty LP:
3.625% 4/15/23	3,352	3,196
3.875% 10/15/22	9,433	9,243
4.375% 6/15/22	2,822	2,883
5.5% 3/1/16	5,038	5,459
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP: - continued
5.95% 2/15/17	$ 1,536	$ 1,721
6.5% 1/15/18	5,065	5,832
Equity One, Inc.:
3.75% 11/15/22	12,000	11,529
5.375% 10/15/15	585	625
6% 9/15/17	3,423	3,837
6.25% 1/15/17	2,422	2,703
Federal Realty Investment Trust:
5.9% 4/1/20	1,389	1,620
6.2% 1/15/17	1,215	1,372
Health Care REIT, Inc.:
2.25% 3/15/18	2,776	2,798
4.7% 9/15/17	832	915
HRPT Properties Trust:
5.75% 11/1/15	2,002	2,076
6.65% 1/15/18	2,600	2,863
Retail Opportunity Investments Partnership LP 5% 12/15/23	1,073	1,113
UDR, Inc. 5.5% 4/1/14	6,383	6,405
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,736	1,803
Weingarten Realty Investors 3.375% 10/15/22	990	939
		118,804
Real Estate Management & Development - 1.9%
BioMed Realty LP:
3.85% 4/15/16	5,000	5,266
4.25% 7/15/22	2,226	2,217
6.125% 4/15/20	1,872	2,132
Brandywine Operating Partnership LP:
3.95% 2/15/23	14,620	14,291
4.95% 4/15/18	3,528	3,822
5.7% 5/1/17	2,243	2,471
7.5% 5/15/15	805	867
Digital Realty Trust LP 4.5% 7/15/15	2,667	2,770
ERP Operating LP:
4.625% 12/15/21	7,320	7,934
5.75% 6/15/17	1,259	1,430
Liberty Property LP:
3.375% 6/15/23	3,567	3,360
4.125% 6/15/22	2,421	2,452
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Liberty Property LP: - continued
5.5% 12/15/16	$ 3,158	$ 3,487
6.625% 10/1/17	3,709	4,286
Mack-Cali Realty LP:
2.5% 12/15/17	4,581	4,633
3.15% 5/15/23	7,757	6,973
4.5% 4/18/22	1,473	1,492
Mid-America Apartments LP:
4.3% 10/15/23	1,200	1,213
5.5% 10/1/15 (e)	5,995	6,416
6.05% 9/1/16 (e)	4,436	4,893
Post Apartment Homes LP 3.375% 12/1/22	1,090	1,032
Prime Property Funding, Inc. 5.125% 6/1/15 (e)	6,741	7,035
Reckson Operating Partnership LP 6% 3/31/16	1,224	1,334
Regency Centers LP 5.25% 8/1/15	2,315	2,448
Tanger Properties LP:
3.875% 12/1/23	2,574	2,576
6.125% 6/1/20	4,725	5,533
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	4,367	4,377
4% 4/30/19	2,018	2,159
		108,899
TOTAL FINANCIALS		855,978
HEALTH CARE - 1.3%
Biotechnology - 0.3%
Amgen, Inc.:
5.15% 11/15/41	9,277	9,716
5.375% 5/15/43	1,536	1,669
5.65% 6/15/42	3,922	4,388
		15,773
Health Care Providers & Services - 0.7%
Aetna, Inc.:
1.5% 11/15/17	721	719
2.75% 11/15/22	2,908	2,745
Express Scripts Holding Co.:
3.5% 11/15/16	7,074	7,504
4.75% 11/15/21	5,135	5,581
Express Scripts, Inc. 3.125% 5/15/16	4,472	4,678
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.:
2.75% 2/15/23	$ 865	$ 815
2.875% 3/15/23	8,722	8,313
WellPoint, Inc. 3.3% 1/15/23	9,384	9,044
		39,399
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	1,592	1,637
Pharmaceuticals - 0.3%
AbbVie, Inc.:
1.75% 11/6/17	6,181	6,226
2.9% 11/6/22	6,340	6,125
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,741	1,741
Zoetis, Inc. 3.25% 2/1/23	2,627	2,535
		16,627
TOTAL HEALTH CARE		73,436
INDUSTRIALS - 0.2%
Airlines - 0.2%
Continental Airlines, Inc.:
6.545% 8/2/20	888	970
6.795% 2/2/20	156	163
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,647	1,762
8.36% 1/20/19	5,818	6,487
		9,382
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (j)	2,984	3,294
TOTAL INDUSTRIALS		12,676
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
2.375% 12/17/18	1,194	1,189
6.55% 10/1/17	2,421	2,812
		4,001
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 1.3%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	$ 4,654	$ 4,892
4.25% 11/15/20	2,512	2,690
		7,582
Metals & Mining - 1.2%
Barrick Gold Corp.:
3.85% 4/1/22	3,840	3,681
4.1% 5/1/23	45,332	43,407
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)	5,087	5,125
4.5% 8/13/23 (e)	8,000	8,293
5.625% 10/18/43 (e)	4,160	4,244
Freeport-McMoRan Copper & Gold, Inc. 3.875% 3/15/23	3,347	3,240
		67,990
TOTAL MATERIALS		75,572
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.:
4.35% 6/15/45	9,588	8,490
5.35% 9/1/40	3,156	3,240
5.55% 8/15/41	43,181	45,475
BellSouth Capital Funding Corp. 7.875% 2/15/30	222	274
CenturyLink, Inc.:
5.15% 6/15/17	528	566
6% 4/1/17	1,320	1,459
6.15% 9/15/19	3,260	3,505
Embarq Corp.:
7.082% 6/1/16	4,231	4,738
7.995% 6/1/36	11,427	12,181
Verizon Communications, Inc.:
6.1% 4/15/18	6,019	6,993
6.55% 9/15/43	72,080	88,261
		175,182
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
2.375% 9/8/16	$ 6,904	$ 7,132
3.125% 7/16/22	3,499	3,308
		10,440
TOTAL TELECOMMUNICATION SERVICES		185,622
UTILITIES - 2.7%
Electric Utilities - 1.7%
American Electric Power Co., Inc.:
1.65% 12/15/17	2,834	2,834
2.95% 12/15/22	2,683	2,571
Duke Capital LLC 5.668% 8/15/14	6,310	6,454
Duke Energy Corp. 3.95% 10/15/23	897	920
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	3,443	3,922
6.4% 9/15/20 (e)	9,167	10,712
Edison International 3.75% 9/15/17	3,716	3,986
FirstEnergy Corp.:
2.75% 3/15/18	5,577	5,622
4.25% 3/15/23	9,775	9,592
7.375% 11/15/31	11,243	12,947
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,083	10,023
LG&E and KU Energy LLC 2.125% 11/15/15	4,231	4,313
Monongahela Power Co. 4.1% 4/15/24 (e)	2,119	2,193
Northeast Utilities:
1.45% 5/1/18	1,747	1,710
2.8% 5/1/23	7,934	7,481
Pennsylvania Electric Co. 6.05% 9/1/17	4,923	5,476
Pepco Holdings, Inc. 2.7% 10/1/15	3,942	4,037
PPL Capital Funding, Inc. 3.4% 6/1/23	3,758	3,623
		98,416
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (e)	2,894	3,271
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,522	1,613
		4,884
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 2.75% 9/15/16	1,192	1,245
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.9%
Dominion Resources, Inc.:
2.5469% 9/30/66 (j)	$ 10,147	$ 9,372
7.5% 6/30/66 (j)	3,654	3,965
NiSource Finance Corp.:
4.45% 12/1/21	2,107	2,231
5.25% 2/15/43	5,352	5,419
5.4% 7/15/14	1,393	1,417
5.45% 9/15/20	1,461	1,659
5.8% 2/1/42	2,709	2,939
5.95% 6/15/41	4,935	5,463
PG&E Corp. 2.4% 3/1/19	848	850
Puget Energy, Inc. 6% 9/1/21	742	856
Sempra Energy:
2.3% 4/1/17	5,159	5,302
2.875% 10/1/22	7,893	7,511
Wisconsin Energy Corp. 6.25% 5/15/67 (j)	4,001	4,091
		51,075
TOTAL UTILITIES		155,620
TOTAL NONCONVERTIBLE BONDS (Cost $1,778,469)		1,842,114
U.S. Treasury Obligations - 24.1%

U.S. Treasury Notes:
0.625% 11/30/17 (h)	421,286	414,736
0.75% 10/31/17	20,725	20,531
0.75% 12/31/17	250,421	247,291
1.25% 10/31/18	445,788	442,616
1.375% 9/30/18 (g)(i)	24,847	24,845
1.5% 1/31/19 (h)(m)	174,410	174,492
2% 2/28/21	47,844	47,433
2.125% 1/31/21	26,764	26,789
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,400,072)		1,398,733
U.S. Government Agency - Mortgage Securities - 7.3%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 4.3%
2.303% 6/1/36 (j)	$ 118	$ 124
2.5% 6/1/28	520	523
2.643% 7/1/37 (j)	234	249
2.65% 2/1/35 (j)	1,989	2,116
3% 10/1/42 to 2/1/44	41,742	40,592
3% 3/1/44 (f)	26,000	25,251
3% 3/1/44 (f)	1,600	1,554
3% 3/1/44 (f)	1,600	1,554
3.5% 7/1/42 to 11/1/43	65,763	65,911
3.5% 3/1/44 (f)	25,000	25,339
3.5% 3/1/44 (f)	9,500	9,629
3.5% 3/1/44 (f)	5,100	5,169
4% 9/1/40 to 11/1/42	17,216	17,933
4% 3/1/44 (f)	9,000	9,432
4% 3/1/44 (f)	8,500	8,908
4% 3/1/44 (f)	1,600	1,677
4.5% 12/1/23 to 8/1/41	4,250	4,568
5% 10/1/21 to 9/1/25	1,097	1,181
6% 3/1/22 to 7/1/41	12,150	13,567
6.5% 7/1/32 to 8/1/36	12,142	13,739
TOTAL FANNIE MAE		249,016
Freddie Mac - 1.9%
2.5% 8/1/28	4,429	4,458
3.064% 10/1/35 (j)	159	169
3.5% 1/1/26 to 6/1/43	73,605	73,698
4% 6/1/24 to 4/1/42	15,470	16,263
4.5% 7/1/25 to 9/1/41	5,533	5,945
5% 9/1/39 to 3/1/41	7,757	8,524
5.5% 11/1/33 to 8/1/38	398	440
6% 7/1/37 to 8/1/37	1,160	1,285
6.5% 9/1/39	1,438	1,607
TOTAL FREDDIE MAC		112,389
Ginnie Mae - 1.1%
3.5% 3/15/42 to 9/20/43	15,908	16,408
3.5% 3/1/44 (f)	300	309
4% 11/20/40 to 10/15/41	4,229	4,495
4% 3/1/44 (f)	2,700	2,863
4.5% 5/15/39 to 4/15/41	8,742	9,516
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5% 10/20/39 to 9/15/41	$ 18,974	$ 20,905
5% 3/1/44 (f)	2,500	2,747
5.5% 12/20/28 to 9/15/38	4,455	4,971
TOTAL GINNIE MAE		62,214
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $425,120)		423,619
Asset-Backed Securities - 0.3%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6255% 4/25/35 (j)	421	373
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8055% 3/25/34 (j)	158	147
Airspeed Ltd. Series 2007-1A Class C1, 2.6545% 6/15/32 (e)(j)	5,401	3,025
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2055% 12/25/33 (j)	37	34
Series 2004-R2 Class M3, 0.9805% 4/25/34 (j)	57	30
Series 2005-R2 Class M1, 0.6055% 4/25/35 (j)	668	661
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9355% 3/25/34 (j)	30	28
Series 2004-W7 Class M1, 0.9805% 5/25/34 (j)	808	744
Series 2006-W4 Class A2C, 0.3155% 5/25/36 (j)	769	240
Capital Trust Ltd. Series 2004-1 Class C, 1.254% 7/20/39 (e)(j)	202	80
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2955% 12/25/36 (j)	1,140	659
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 4.9904% 3/25/32 (MGIC Investment Corp. Insured) (j)	16	9
Series 2004-3 Class M4, 1.6105% 4/25/34 (j)	58	45
Series 2004-4 Class M2, 0.9505% 6/25/34 (j)	260	245
Series 2004-7 Class AF5, 5.37% 1/25/35	2,205	2,322
Fannie Mae Series 2004-T5 Class AB3, 0.9224% 5/28/35 (j)	25	23
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3305% 8/25/34 (j)	231	184
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.9805% 3/25/34 (j)	9	8
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fremont Home Loan Trust Series 2005-A Class M4, 1.1755% 1/25/35 (j)	$ 220	$ 88
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (e)(j)	2,174	1,807
GE Business Loan Trust:
Series 2003-1 Class A, 0.5845% 4/15/31 (e)(j)	37	34
Series 2006-2A:
Class A, 0.3345% 11/15/34 (e)(j)	690	633
Class B, 0.4345% 11/15/34 (e)(j)	250	212
Class C, 0.5345% 11/15/34 (e)(j)	414	348
Class D, 0.9045% 11/15/34 (e)(j)	197	165
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (e)	259	18
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7055% 9/25/46 (e)(j)	534	534
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.4755% 8/25/33 (j)	147	141
Series 2003-3 Class M1, 1.4455% 8/25/33 (j)	339	318
Series 2003-5 Class A2, 0.8555% 12/25/33 (j)	21	19
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3455% 1/25/37 (j)	913	451
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.2855% 11/25/36 (j)	821	809
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5759% 12/27/29 (j)	200	198
Series 2006-A Class 2C, 1.3959% 3/27/42 (j)	1,605	254
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4555% 5/25/37 (j)	303	2
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9055% 7/25/34 (j)	62	53
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1305% 7/25/34 (j)	240	206
Series 2006-FM1 Class A2B, 0.2655% 4/25/37 (j)	454	442
Series 2006-OPT1 Class A1A, 0.6755% 6/25/35 (j)	1,210	1,149
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8355% 8/25/34 (j)	36	36
Series 2004-NC8 Class M6, 2.0305% 9/25/34 (j)	74	49
Series 2005-NC1 Class M1, 0.8155% 1/25/35 (j)	253	234
Series 2005-NC2 Class B1, 1.3255% 3/25/35 (j)	154	74
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6655% 9/25/35 (j)	903	757
Ocala Funding LLC:
Series 2005-1A Class A, 1.654% 3/20/10 (c)(e)(j)	449	0
Series 2006-1A Class A, 1.554% 3/20/11 (c)(e)(j)	933	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.4055% 9/25/34 (j)	$ 337	$ 302
Class M4, 1.6055% 9/25/34 (j)	433	244
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9555% 4/25/33 (j)	3	3
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1929% 6/15/33 (j)	655	565
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8805% 9/25/34 (j)	40	28
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0155% 9/25/34 (j)	18	17
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8029% 4/6/42 (e)(j)	1,761	396
TOTAL ASSET-BACKED SECURITIES (Cost $18,087)		19,443
Collateralized Mortgage Obligations - 3.9%

Private Sponsor - 0.2%
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5778% 10/25/34 (j)	415	418
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.334% 12/20/54 (j)	2,694	2,620
Class M1, 0.494% 12/20/54 (j)	710	675
Series 2007-1:
Class 1M1, 0.454% 12/20/54 (j)	894	853
Class 2M1, 0.654% 12/20/54 (j)	1,148	1,093
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6866% 1/20/44 (j)	341	338
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.6892% 8/25/36 (j)	809	683
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3655% 5/25/47 (j)	349	266
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3255% 2/25/37 (j)	607	551
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4455% 7/25/35 (j)	915	875
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5065% 7/10/35 (e)(j)	335	308
Class B6, 3.0065% 7/10/35 (e)(j)	444	414
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (j)	$ 18	$ 17
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.4727% 4/25/33 (j)	120	120
TOTAL PRIVATE SPONSOR		9,231
U.S. Government Agency - 3.7%
Fannie Mae:
floater:
Series 2007-53 Class FB, 0.5555% 6/25/37 (j)	9,194	9,186
Series 2007-85 Class FL, 0.6955% 9/25/37 (j)	3,546	3,565
Series 2007-89 Class FT, 0.7255% 9/25/37 (j)	2,801	2,823
Series 2012-110 Class JF, 0.6055% 10/25/42 (j)	6,545	6,525
Series 2012-122 Class LF, 0.5555% 11/25/42 (j)	31,476	31,177
Series 2012-93 Class FE, 0.5555% 9/25/42 (j)	17,567	17,540
Series 2013-44 Class FA, 0.408% 5/25/43 (j)	21,692	21,581
floater planned amortization class:
Series 2012-111 Class NF, 0.5055% 5/25/42 (j)	4,051	4,047
Series 2012-113 Class PF, 0.5055% 10/25/40 (j)	10,352	10,356
Series 2012-128:
Class VF, 0.4055% 6/25/42 (j)	19,859	19,721
Class YF, 0.4555% 6/25/42 (j)	18,509	18,417
Freddie Mac:
floater:
Series 3349 Class FE, 0.6445% 7/15/37 (j)	3,623	3,642
Series 3376 Class FA, 0.7545% 10/15/37 (j)	3,477	3,505
Series 4087 Class FB, 0.6245% 7/15/42 (j)	33,079	33,053
floater planned amortization class Series 4094 Class BF, 0.5545% 8/15/32 (j)	5,674	5,690
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-133 Class FB, 0.6345% 10/16/40 (j)	5,740	5,747
Series 2012-113 Class FJ, 0.407% 1/20/42 (j)	6,786	6,757
Series 2012-76 Class GF 0.4545% 6/16/42 (j)	1,939	1,938
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater:
Series 2012-93 Class NF, 0.557% 7/20/42 (j)	$ 5,604	$ 5,600
floater sequential payer Series 2010-113 Class JF, 0.557% 3/20/38 (j)	4,642	4,660
TOTAL U.S. GOVERNMENT AGENCY		215,530
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $221,127)		224,761
Commercial Mortgage Securities - 8.8%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5236% 2/14/43 (j)(l)	492	13
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7192% 5/10/45 (j)	484	497
Series 2006-3 Class A4, 5.889% 7/10/44	4,663	5,060
Series 2006-6 Class A3, 5.369% 10/10/45	2,190	2,248
Series 2005-3 Class A3B, 5.09% 7/10/43 (j)	3,402	3,501
Series 2006-6 Class E, 5.619% 10/10/45 (e)	633	78
Series 2007-3:
Class A3, 5.6195% 6/10/49 (j)	1,813	1,813
Class A4, 5.6195% 6/10/49 (j)	2,283	2,534
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.0055% 12/25/33 (e)(j)	35	28
Series 2005-3A:
Class A2, 0.5555% 11/25/35 (e)(j)	251	217
Class M1, 0.5955% 11/25/35 (e)(j)	67	48
Class M2, 0.6455% 11/25/35 (e)(j)	51	36
Class M3, 0.6655% 11/25/35 (e)(j)	45	32
Class M4, 0.7555% 11/25/35 (e)(j)	56	38
Series 2005-4A:
Class A2, 0.5455% 1/25/36 (e)(j)	628	523
Class B1, 1.5555% 1/25/36 (e)(j)	65	13
Class M1, 0.6055% 1/25/36 (e)(j)	203	114
Class M2, 0.6255% 1/25/36 (e)(j)	76	40
Class M3, 0.6555% 1/25/36 (e)(j)	111	58
Class M4, 0.7655% 1/25/36 (e)(j)	62	30
Class M5, 0.8055% 1/25/36 (e)(j)	62	22
Class M6, 0.8555% 1/25/36 (e)(j)	65	19
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Series 2006-1:
Class A2, 0.5155% 4/25/36 (e)(j)	$ 125	$ 110
Class M1, 0.5355% 4/25/36 (e)(j)	76	54
Class M2, 0.5555% 4/25/36 (e)(j)	80	55
Class M3, 0.5755% 4/25/36 (e)(j)	69	45
Class M4, 0.6755% 4/25/36 (e)(j)	39	25
Class M5, 0.7155% 4/25/36 (e)(j)	38	23
Class M6, 0.7955% 4/25/36 (e)(j)	76	40
Series 2006-2A:
Class M1, 0.4655% 7/25/36 (e)(j)	113	78
Class M2, 0.4855% 7/25/36 (e)(j)	80	54
Class M3, 0.5055% 7/25/36 (e)(j)	66	44
Class M4, 0.5755% 7/25/36 (e)(j)	76	45
Class M5, 0.6255% 7/25/36 (e)(j)	55	25
Series 2006-3A Class M4, 0.5855% 10/25/36 (e)(j)	69	10
Series 2006-4A:
Class A2, 0.4255% 12/25/36 (e)(j)	1,905	1,439
Class M1, 0.4455% 12/25/36 (e)(j)	153	104
Class M2, 0.4655% 12/25/36 (e)(j)	102	44
Class M3, 0.4955% 12/25/36 (e)(j)	104	33
Series 2007-1 Class A2, 0.4255% 3/25/37 (e)(j)	411	287
Series 2007-2A:
Class A1, 0.4255% 7/25/37 (e)(j)	1,148	928
Class A2, 0.4755% 7/25/37 (e)(j)	1,075	737
Class M1, 0.5255% 7/25/37 (e)(j)	367	117
Class M2, 0.5655% 7/25/37 (e)(j)	239	38
Class M3, 0.6455% 7/25/37 (e)(j)	242	22
Class M4, 0.8055% 7/25/37 (e)(j)	188	6
Series 2007-3:
Class A2, 0.4455% 7/25/37 (e)(j)	386	270
Class M1, 0.4655% 7/25/37 (e)(j)	205	131
Class M2, 0.4955% 7/25/37 (e)(j)	218	124
Class M3, 0.5255% 7/25/37 (e)(j)	352	154
Class M4, 0.6555% 7/25/37 (e)(j)	554	133
Class M5, 0.7555% 7/25/37 (e)(j)	281	47
Class M6, 0.9555% 7/25/37 (e)(j)	66	0*
Series 2007-4A:
Class M1, 1.1055% 9/25/37 (e)(j)	198	23
Class M2, 1.2055% 9/25/37 (e)(j)	198	13
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class E, 0.4545% 3/15/22 (e)(j)	317	310
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities Trust: - continued
floater Series 2007-BBA8:
Class F, 0.5045% 3/15/22 (e)(j)	$ 1,246	$ 1,184
Class G, 0.5545% 3/15/22 (e)(j)	401	369
Class H, 0.7045% 3/15/22 (e)(j)	489	435
Class J, 0.8545% 3/15/22 (e)(j)	489	425
Series 2006-T22 Class A4, 5.5801% 4/12/38 (j)	136	146
Series 2007-PW18 Class X2, 0.2966% 6/11/50 (e)(j)(l)	69,628	474
Series 2007-T28 Class X2, 0.1573% 9/11/42 (e)(j)(l)	42,747	138
C-BASS Trust floater Series 2006-SC1 Class A, 0.4255% 5/25/36 (e)(j)	323	312
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4233% 5/15/35 (e)(j)(l)	2,933	40
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,066	1,089
Class A4, 5.322% 12/11/49	10,254	11,318
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (j)	1,223	1,191
COMM Mortgage Trust pass-thru certificates floater:
Series 2005-F10A Class J, 1.0045% 4/15/17 (e)(j)	100	99
Series 2006-FL12 Class AJ, 0.2845% 12/15/20 (e)(j)	380	378
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6783% 6/15/39 (j)	10,728	11,742
Series 2007-C5 Class A4, 5.695% 9/15/40 (j)	991	1,102
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5045% 4/15/22 (e)(j)	3,907	3,685
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.3434% 8/15/36 (j)(l)	98	0*
Series 2001-CKN5 Class AX, 0.6562% 9/15/34 (e)(j)(l)	7	0*
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class C:
0.3245% 2/15/22 (e)(j)	779	772
0.4245% 2/15/22 (e)(j)	421	416
Class F, 0.4745% 2/15/22 (e)(j)	843	826
Series 2007-C1:
Class ASP, 0.354% 2/15/40 (j)(l)	16,911	0*
Class B, 5.487% 2/15/40 (e)(j)	1,677	234
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	$ 13,416	$ 14,708
Series 2001-1 Class X1, 1.7244% 5/15/33 (e)(j)(l)	280	6
Series 2007-C1 Class XP, 0.1602% 12/10/49 (j)(l)	13,693	5
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3471% 11/5/21 (e)(j)	412	409
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	20,333	22,414
Series 2006-GG7 Class A4, 5.8197% 7/10/38 (j)	12,362	13,504
Series 2007-GG11 Class A1, 0.2936% 12/10/49 (e)(j)(l)	20,347	40
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	2,821	3,087
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (e)	1,300	1,320
Class DFX, 4.4065% 11/5/30 (e)	9,229	9,424
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class B, 0.3245% 11/15/18 (e)(j)	469	459
Class C, 0.3645% 11/15/18 (e)(j)	333	324
Class D, 0.3845% 11/15/18 (e)(j)	132	126
Class E, 0.4345% 11/15/18 (e)(j)	190	181
Class F, 0.4845% 11/15/18 (e)(j)	227	216
Class G, 0.5145% 11/15/18 (e)(j)	198	187
Class H, 0.6545% 11/15/18 (e)(j)	190	178
sequential payer:
Series 2006-CB17:
Class A3, 5.45% 12/12/43	61	61
Class A4, 5.429% 12/12/43	4,540	4,907
Series 2007-CB18 Class A4, 5.44% 6/12/47	10,260	11,301
Series 2007-CB19 Class A4, 5.7093% 2/12/49 (j)	22,580	25,208
Series 2007-LD11 Class A4, 5.8134% 6/15/49 (j)	97,451	108,682
Series 2006-LDP7 Class A4, 5.8726% 4/15/45 (j)	1,150	1,256
Series 2007-CB19:
Class B, 5.7093% 2/12/49 (j)	93	30
Class C, 5.7093% 2/12/49 (j)	245	51
Class D, 5.7093% 2/12/49 (j)	257	48
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (j)	90	16
Class ES, 5.7261% 1/15/49 (e)(j)	566	27
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8924% 7/15/44 (j)	$ 3,760	$ 4,220
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2006-C7 Class A2, 5.3% 11/15/38	565	586
Series 2007-C7:
Class A3, 5.866% 9/15/45	19,839	22,618
Class XCP, 0.2771% 9/15/45 (j)(l)	80,022	197
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class H, 0.5545% 9/15/21 (e)(j)	168	167
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	523	524
Series 2005-LC1 Class F, 5.4207% 1/12/44 (e)(j)	953	856
Series 2007-C1 Class A4, 5.8409% 6/12/50 (j)	4,145	4,665
Series 2008-C1 Class A4, 5.69% 2/12/51	2,305	2,583
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2748% 12/12/49 (j)	54	54
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (j)	3,000	3,247
Class ASB, 5.133% 12/12/49 (j)	471	484
Series 2007-6 Class A4, 5.485% 3/12/51 (j)	26,699	29,561
Series 2007-7 Class A4, 5.7439% 6/12/50 (j)	5,132	5,726
Series 2006-4 Class XP, 0.618% 12/12/49 (j)(l)	16,657	89
Series 2007-6 Class B, 5.635% 3/12/51 (j)	1,095	262
Series 2007-7 Class B, 5.7439% 6/12/50 (j)	1,409	57
Series 2007-8 Class A3, 5.8943% 8/12/49 (j)	944	1,062
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (e)(j)	227	170
Series 2007-XLFA:
Class C, 0.315% 10/15/20 (e)(j)	629	611
Class D, 0.345% 10/15/20 (e)(j)	422	408
Class E, 0.405% 10/15/20 (e)(j)	528	507
Class F, 0.455% 10/15/20 (e)(j)	397	378
Class G, 0.495% 10/15/20 (e)(j)	491	470
Class H, 0.585% 10/15/20 (e)(j)	309	285
Class J, 0.735% 10/15/20 (e)(j)	179	77
Series 2006-T23 Class A3, 5.8071% 8/12/41 (j)	559	566
Series 2007-HQ12 Class A4, 5.6007% 4/12/49 (j)	5,793	5,924
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (j)	$ 19,062	$ 21,126
Class B, 5.7406% 4/15/49 (j)	269	56
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (e)	194	75
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.4945% 9/15/21 (e)(j)	906	900
Class G, 0.5145% 9/15/21 (e)(j)	1,126	1,103
Class J, 0.7545% 9/15/21 (e)(j)	314	276
Series 2007-WHL8:
Class F, 0.6345% 6/15/20 (e)(j)	2,710	2,473
Class LXR1, 0.8545% 6/15/20 (e)(j)	168	160
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	30,892	34,054
Series 2007-C31:
Class A4, 5.509% 4/15/47	32,250	35,227
Class A5, 5.5% 4/15/47	7,650	8,502
Series 2007-C33 Class A4, 5.9216% 2/15/51 (j)	31,702	34,981
Series 2005-C19 Class B, 4.892% 5/15/44	1,095	1,129
Series 2005-C22:
Class B, 5.3811% 12/15/44 (j)	2,428	2,384
Class F, 5.3811% 12/15/44 (e)(j)	1,826	438
Series 2007-C30 Class XP, 0.4783% 12/15/43 (e)(j)(l)	10,437	2
Series 2007-C31 Class C, 5.672% 4/15/47 (j)	4,515	3,740
Series 2007-C31A Class A2, 5.421% 4/15/47	1,311	1,312
Series 2007-C32:
Class D, 5.7499% 6/15/49 (j)	823	372
Class E, 5.7499% 6/15/49 (j)	1,297	439
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $498,334)		512,183
Municipal Securities - 1.9%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (j)	1,835	1,871
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,000	1,345
7.3% 10/1/39	9,330	12,554
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California Gen. Oblig.: - continued
7.5% 4/1/34	$ 6,270	$ 8,509
7.6% 11/1/40	14,085	19,857
7.625% 3/1/40	2,175	3,034
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	1,510	1,797
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	32,885	32,321
Series 2010-1, 6.63% 2/1/35	3,440	3,802
Series 2010-3:
6.725% 4/1/35	5,880	6,549
7.35% 7/1/35	1,925	2,249
Series 2011:
5.665% 3/1/18	3,305	3,667
5.877% 3/1/19	5,890	6,609
Series 2013:
1.84% 12/1/16	4,160	4,169
3.6% 12/1/19	3,585	3,578
TOTAL MUNICIPAL SECURITIES (Cost $109,439)		111,911
Foreign Government and Government Agency Obligations - 1.1%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (e)	6,150	6,265
5.75% 9/26/23 (e)	5,628	5,734
Brazilian Federative Republic 4.25% 1/7/25	5,790	5,573
United Mexican States:
3.5% 1/21/21	23,411	23,704
4% 10/2/23	13,644	13,815
4.75% 3/8/44	6,724	6,270
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $61,912)		61,361
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $962)	949	985
Fixed-Income Funds - 20.4%
	Shares	Value (000s)
Fidelity Mortgage Backed Securities Central Fund (k)	8,241,086	$ 882,868
Fidelity Specialized High Income Central Fund (k)	2,763,745	297,351
TOTAL FIXED-INCOME FUNDS (Cost $1,144,982)		1,180,219
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.10% (a) (Cost $138,540)	138,539,732	138,540
Cash Equivalents - 1.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.05%, dated 2/28/14 due 3/3/14 (Collateralized by U.S. Government Obligations) # (b) (Cost $89,839)	$ 89,839	89,839
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $5,886,883)		6,003,708
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(206,487)
NET ASSETS - 100%		$ 5,797,221
TBA Sale Commitments
	Principal Amount (000s)
Fannie Mae
3% 3/1/44	$ (26,000)	(25,252)
3% 3/1/44	(6,700)	(6,507)
3% 3/1/44	(1,600)	(1,554)
3.5% 3/1/44	(25,000)	(25,339)
3.5% 3/1/44	(3,200)	(3,243)
4% 3/1/44	(3,800)	(3,982)
4% 3/1/44	(2,700)	(2,830)
TOTAL FANNIE MAE		(68,706)
Ginnie Mae
4% 3/1/44	(300)	(318)
TOTAL TBA SALE COMMITMENTS (Proceeds $68,923)		$ (69,025)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
455 CBOT 10 Year U.S. Treasury Note Contracts	June 2014	$ 56,662	$ 262
The face value of futures purchased as a percentage of net assets is 1%
Swap Agreements
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)(000s)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation)(000s)
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse	(1%)	$ 6,500	$ (61)	$ (324)	$ (385)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase, Inc.	(1%)	4,085	(34)	(240)	(274)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500	23	(539)	(516)
National Australia Bank Ltd		Dec. 2018	Credit Suisse	(1%)	6,500	24	(463)	(439)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	3,825	(345)	45	(300)
Societe Generale		Dec. 2017	Credit Suisse	(3%)	3,823	(344)	120	(224)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	5,500	(64)	(101)	(165)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse	(1%)	3,823	(45)	(157)	(202)
TOTAL BUY PROTECTION						(846)	(1,659)	(2,505)
Sell Protection
ABX AA 07-1 Index	C	Sep. 2037	Barclays Bank PLC	0.15%	1,741	(1,613)	0	(1,613)
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	959	(889)	0	(889)
ABX AA 07-1 Index	C	Sep. 2037	Credit Suisse	0.15%	2,607	(2,415)	0	(2,415)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	584	(541)	0	(541)
ABX AA 07-1 Index	C	Sep. 2037	JPMorgan Chase, Inc.	0.15%	1,950	(1,806)	0	(1,806)
Swaps - continued
Credit Default Swaps - continued
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)(000s)	Value (1) (000s)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/(Depreciation)(000s)
Sell Protection - continued
ABX AA 07-1 Index	C	Sep. 2037	Morgan Stanley, Inc.	0.15%	$ 1,064	$ (985)	$ 0	$ (985)
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch, Inc.	4.29%	50	(18)	0	(18)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley, Inc.	5.10%	502	(464)	0	(464)
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	Barclays Bank PLC	1.545%	426	(94)	0	(94)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	542	(403)	0	(403)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class M6	C	Oct. 2034	Barclays Bank PLC	1.475%	410	(131)	0	(131)
TOTAL SELL PROTECTION						(9,359)	0	(9,359)
TOTAL CREDIT DEFAULT SWAPS						$ (10,205)	$ (1,659)	$ (11,864)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's ratings are not available, S&P ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $241,665,000 or 4.2% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $720,000.
(h) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $13,095,000.

(i) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $216,000.

(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(m) Security or a portion of the security is on loan at period end.
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$89,839,000 due 3/03/14 at 0.05%
Commerz Markets LLC	$ 89,052
Mizuho Securities USA, Inc.	787
$ 89,839
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 53
Fidelity Mortgage Backed Securities Central Fund	11,399
Fidelity Specialized High Income Central Fund	7,821
Total	$ 19,273
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 915,654	$ 11,399	$ 60,063	$ 882,868	8.7%
Fidelity Specialized High Income Central Fund	278,779	7,821	-	297,351	72.0%
Total	$ 1,194,433	$ 19,220	$ 60,063	$ 1,180,219
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,842,114	$ -	$ 1,842,114	$ -
U.S. Government and Government Agency Obligations	1,398,733	-	1,398,733	-
U.S. Government Agency - Mortgage Securities	423,619	-	423,619	-
Asset-Backed Securities	19,443	-	15,369	4,074
Collateralized Mortgage Obligations	224,761	-	224,039	722
Commercial Mortgage Securities	512,183	-	511,127	1,056
Municipal Securities	111,911	-	111,911	-
Foreign Government and Government Agency Obligations	61,361	-	61,361	-
Bank Notes	985	-	985	-
Fixed-Income Funds	1,180,219	1,180,219	-	-
Money Market Funds	138,540	138,540	-	-
Cash Equivalents	89,839	-	89,839	-
Total Investments in Securities:	$ 6,003,708	$ 1,318,759	$ 4,679,097	$ 5,852
Derivative Instruments:
Assets
Futures Contracts	$ 262	$ 262	$ -	$ -
Swaps	47	-	47	-
Total Assets	$ 309	$ 262	$ 47	$ -
Liabilities
Swaps	$ (10,252)	$ -	$ (10,252)	$ -
Total Derivative Instruments:	$ (9,943)	$ 262	$ (10,205)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (69,025)	$ -	$ (69,025)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Credit Risk
Swaps (b)	$ 47	$ (10,252)
Interest Rate Risk
Futures Contracts (a)	262	-
Total Value of Derivatives	$ 309	$ (10,252)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

(b) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $88,041 and repurchase agreements of $89,839) - See accompanying schedule: Unaffiliated issuers (cost $4,603,361)	$ 4,684,949
Fidelity Central Funds (cost $1,283,522)	1,318,759
Total Investments (cost $5,886,883)		$ 6,003,708
Receivable for TBA sale commitments		68,923
Receivable for swaps		6
Receivable for fund shares sold		3,819
Interest receivable		31,666
Distributions receivable from Fidelity Central Funds		10
Bi-lateral OTC swaps, at value		47
Receivable from investment adviser for expense reductions		1
Other receivables		152
Total assets		6,108,332

Liabilities
Payable for investments purchased Regular delivery	$ 39,027
Delayed delivery	94,591
TBA sale commitments, at value	69,025
Payable for swaps	284
Payable for fund shares redeemed	4,673
Distributions payable	941
Bi-lateral OTC swaps, at value	10,252
Accrued management fee	1,498
Distribution and service plan fees payable	44
Payable for daily variation margin for derivative instruments	100
Other affiliated payables	696
Other payables and accrued expenses	141
Collateral on securities loaned, at value	89,839
Total liabilities		311,111

Net Assets		$ 5,797,221
Net Assets consist of:
Paid in capital		$ 5,903,377
Undistributed net investment income		4,082
Accumulated undistributed net realized gain (loss) on investments		(215,359)
Net unrealized appreciation (depreciation) on investments		105,121
Net Assets		$ 5,797,221

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($70,941 ÷ 9,077.71 shares)	$ 7.81

Maximum offering price per share (100/96.00 of $7.81)	$ 8.14
Class T: Net Asset Value and redemption price per share ($24,142 ÷ 3,087.61 shares)	$ 7.82

Maximum offering price per share (100/96.00 of $7.82)	$ 8.15
Class B: Net Asset Value and offering price per share ($3,224 ÷ 412.03 shares)A	$ 7.82

Class C: Net Asset Value and offering price per share ($25,969 ÷ 3,318.48 shares)A	$ 7.83

Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($5,266,008 ÷ 673,373.25 shares)	$ 7.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($406,937 ÷ 51,980.96 shares)	$ 7.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended February 28, 2014 (Unaudited)

Investment Income
Interest		$ 78,677
Income from Fidelity Central Funds		19,273
Total income		97,950

Expenses
Management fee	$ 9,129
Transfer agent fees	3,100
Distribution and service plan fees	283
Fund wide operations fee	1,095
Independent trustees' compensation	12
Miscellaneous	5
Total expenses before reductions	13,624
Expense reductions	(17)	13,607
Net investment income (loss)		84,343
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,482
Fidelity Central Funds	2,722
Futures contracts	(105)
Swaps	(3,807)
Total net realized gain (loss)		5,292
Change in net unrealized appreciation (depreciation) on: Investment securities	117,786
Futures contracts	(29)
Swaps	2,702
Delayed delivery commitments	(902)
Total change in net unrealized appreciation (depreciation)		119,557
Net gain (loss)		124,849
Net increase (decrease) in net assets resulting from operations		$ 209,192

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 84,343	$ 140,364
Net realized gain (loss)	5,292	(41,172)
Change in net unrealized appreciation (depreciation)	119,557	(247,120)
Net increase (decrease) in net assets resulting from operations	209,192	(147,928)
Distributions to shareholders from net investment income	(77,251)	(132,241)
Share transactions - net increase (decrease)	(301,262)	1,071,490
Total increase (decrease) in net assets	(169,321)	791,321

Net Assets
Beginning of period	5,966,542	5,175,221
End of period (including undistributed net investment income of $4,082 and distributions in excess of net investment income of $3,010, respectively)	$ 5,797,221	$ 5,966,542

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.64	$ 7.98	$ 7.66	$ 7.47	$ 6.89	$ 6.89
Income from Investment Operations
Net investment income (loss) E	.099	.152	.207	.220	.254	.303
Net realized and unrealized gain (loss)	.161	(.350)	.315	.183	.566	.007
Total from investment operations	.260	(.198)	.522	.403	.820	.310
Distributions from net investment income	(.090)	(.142)	(.202)	(.213)	(.240)	(.310)
Net asset value, end of period	$ 7.81	$ 7.64	$ 7.98	$ 7.66	$ 7.47	$ 6.89
Total Return B, C, D	3.42%	(2.52)%	6.91%	5.49%	12.10%	4.89%
Ratios to Average Net Assets F, H
Expenses before reductions	.78% A	.77%	.78%	.78%	.77%	.79%
Expenses net of fee waivers, if any	.78% A	.77%	.78%	.78%	.77%	.79%
Expenses net of all reductions	.78% A	.77%	.78%	.78%	.77%	.79%
Net investment income (loss)	2.59% A	1.91%	2.66%	2.94%	3.55%	4.67%
Supplemental Data
Net assets, end of period (in millions)	$ 71	$ 82	$ 110	$ 101	$ 173	$ 145
Portfolio turnover rate G	174% A	307%	276%	275% J	174% K	119% I, K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.64	$ 7.98	$ 7.66	$ 7.47	$ 6.90	$ 6.89
Income from Investment Operations
Net investment income (loss) E	.099	.150	.205	.218	.252	.302
Net realized and unrealized gain (loss)	.171	(.349)	.314	.182	.555	.016
Total from investment operations	.270	(.199)	.519	.400	.807	.318
Distributions from net investment income	(.090)	(.141)	(.199)	(.210)	(.237)	(.308)
Net asset value, end of period	$ 7.82	$ 7.64	$ 7.98	$ 7.66	$ 7.47	$ 6.90
Total Return B, C, D	3.54%	(2.54)%	6.88%	5.46%	11.90%	5.02%
Ratios to Average Net Assets F, H
Expenses before reductions	.79% A	.79%	.81%	.81%	.80%	.82%
Expenses net of fee waivers, if any	.79% A	.79%	.81%	.81%	.80%	.82%
Expenses net of all reductions	.79% A	.79%	.81%	.81%	.80%	.82%
Net investment income (loss)	2.58% A	1.90%	2.63%	2.91%	3.51%	4.65%
Supplemental Data
Net assets, end of period (in millions)	$ 24	$ 41	$ 39	$ 38	$ 53	$ 46
Portfolio turnover rate G	174% A	307%	276%	275% J	174% K	119% I,K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.89
Income from Investment Operations
Net investment income (loss) E	.072	.094	.151	.165	.201	.257
Net realized and unrealized gain (loss)	.160	(.350)	.314	.182	.566	.016
Total from investment operations	.232	(.256)	.465	.347	.767	.273
Distributions from net investment income	(.062)	(.084)	(.145)	(.157)	(.187)	(.263)
Net asset value, end of period	$ 7.82	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90
Total Return B, C, D	3.04%	(3.22)%	6.14%	4.71%	11.26%	4.29%
Ratios to Average Net Assets F, H
Expenses before reductions	1.51% A	1.50%	1.50%	1.51%	1.51%	1.51%
Expenses net of fee waivers, if any	1.51% A	1.50%	1.50%	1.51%	1.51%	1.51%
Expenses net of all reductions	1.51% A	1.50%	1.50%	1.51%	1.51%	1.51%
Net investment income (loss)	1.87% A	1.18%	1.94%	2.21%	2.81%	3.95%
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 4	$ 7	$ 8	$ 12	$ 11
Portfolio turnover rate G	174% A	307%	276%	275% J	174% K	119% I, K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.90
Income from Investment Operations
Net investment income (loss) E	.071	.092	.149	.164	.200	.255
Net realized and unrealized gain (loss)	.170	(.349)	.315	.182	.566	.005
Total from investment operations	.241	(.257)	.464	.346	.766	.260
Distributions from net investment income	(.061)	(.083)	(.144)	(.156)	(.186)	(.260)
Net asset value, end of period	$ 7.83	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90
Total Return B, C, D	3.16%	(3.24)%	6.11%	4.70%	11.24%	4.09%
Ratios to Average Net Assets F, H
Expenses before reductions	1.53% A	1.52%	1.52%	1.53%	1.52%	1.55%
Expenses net of fee waivers, if any	1.53% A	1.52%	1.52%	1.53%	1.52%	1.55%
Expenses net of all reductions	1.53% A	1.52%	1.52%	1.53%	1.52%	1.55%
Net investment income (loss)	1.84% A	1.16%	1.92%	2.19%	2.79%	3.91%
Supplemental Data
Net assets, end of period (in millions)	$ 26	$ 29	$ 44	$ 31	$ 35	$ 27
Portfolio turnover rate G	174% A	307%	276%	275% J	174% K	119% I, K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Portfolio turnover rate excludes securities received or delivered in-kind.

K The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investment Grade Bond

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.65	$ 7.98	$ 7.67	$ 7.47	$ 6.90	$ 6.89
Income from Investment Operations
Net investment income (loss) D	.112	.177	.233	.245	.277	.326
Net realized and unrealized gain (loss)	.161	(.339)	.304	.192	.556	.015
Total from investment operations	.273	(.162)	.537	.437	.833	.341
Distributions from net investment income	(.103)	(.168)	(.227)	(.237)	(.263)	(.331)
Net asset value, end of period	$ 7.82	$ 7.65	$ 7.98	$ 7.67	$ 7.47	$ 6.90
Total Return B, C	3.58%	(2.08)%	7.12%	5.97%	12.29%	5.39%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.46%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.46%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.46%
Net investment income (loss)	2.92% A	2.23%	2.99%	3.27%	3.86%	5.00%
Supplemental Data
Net assets, end of period (in millions)	$ 5,266	$ 5,395	$ 4,876	$ 4,670	$ 7,345	$ 5,951
Portfolio turnover rate F	174% A	307%	276%	275% I	174% J	119% H, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90	$ 6.90
Income from Investment Operations
Net investment income (loss) D	.110	.171	.229	.240	.274	.322
Net realized and unrealized gain (loss)	.170	(.348)	.315	.184	.565	.005
Total from investment operations	.280	(.177)	.544	.424	.839	.327
Distributions from net investment income	(.100)	(.163)	(.224)	(.234)	(.259)	(.327)
Net asset value, end of period	$ 7.83	$ 7.65	$ 7.99	$ 7.67	$ 7.48	$ 6.90
Total Return B, C	3.68%	(2.26)%	7.20%	5.79%	12.38%	5.16%
Ratios to Average Net Assets E, G
Expenses before reductions	.51% A	.52%	.50%	.48%	.50%	.53%
Expenses net of fee waivers, if any	.51% A	.52%	.50%	.48%	.50%	.53%
Expenses net of all reductions	.51% A	.52%	.50%	.48%	.50%	.53%
Net investment income (loss)	2.86% A	2.17%	2.94%	3.24%	3.82%	4.94%
Supplemental Data
Net assets, end of period (in millions)	$ 407	$ 416	$ 100	$ 91	$ 30	$ 27
Portfolio turnover rate F	174% A	307%	276%	275% I	174% J	119% H, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J The portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Investment Grade Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swaps	Less than 0.01%
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than 0.01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 163,555
Gross unrealized depreciation	(73,228)
Net unrealized appreciation (depreciation) on securities and other investments	$ 90,327

Tax cost	$ 5,913,381

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (67,932)

The Fund elected to defer to its next fiscal year approximately $88,988 of capital losses recognized during the period November 1, 2012 to August 31, 2013.

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

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3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ (3,807)	$ 2,702

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4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$ (105)	$ (29)
Totals (a)	$ (3,912)	$ 2,673

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Swaps - continued

appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take

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4. Derivative Instruments - continued

Credit Default Swaps - continued

delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the sellers, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $512,391 and $515,727, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under the expense contract, the investment adviser pays all class-level expenses for Investment Grade Bond, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 92	$ 3
Class T	-%	.25%	40	1
Class B	.65%	.25%	16	12
Class C	.75%	.25%	135	16
			$ 283	$ 32

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2
Class T	1
Class B*	5
Class C*	2
$ 10

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Investment Grade Bond. FIIOC receives an asset-based fee of .10% of Investment Grade Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 65.18
Class T	30.19
Class B	5.25
Class C	23.17
Investment Grade Bond	2,653.10
Institutional Class	324.16
	$ 3,100

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $36.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses ninety five dollars.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $17.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2014	Year ended August 31, 2013
From net investment income
Class A	$ 853	$ 1,790
Class T	373	676
Class B	29	60
Class C	214	393
Investment Grade Bond	70,489	121,454
Institutional Class	5,293	7,868
Total	$ 77,251	$ 132,241

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Class A
Shares sold	755	3,462	$ 5,836	$ 27,271
Reinvestment of distributions	96	188	747	1,488
Shares redeemed	(2,466)	(6,722)	(19,016)	(52,908)
Net increase (decrease)	(1,615)	(3,072)	$ (12,433)	$ (24,149)
Class T
Shares sold	244	2,510	$ 1,878	$ 19,657
Reinvestment of distributions	43	78	332	613
Shares redeemed	(2,586)	(2,056)	(19,976)	(16,216)
Net increase (decrease)	(2,299)	532	$ (17,766)	$ 4,054
Class B
Shares sold	1	110	$ 10	$ 853
Reinvestment of distributions	2	5	20	41
Shares redeemed	(179)	(355)	(1,384)	(2,798)
Net increase (decrease)	(176)	(240)	$ (1,354)	$ (1,904)
Class C
Shares sold	256	902	$ 1,991	$ 7,184
Reinvestment of distributions	23	41	176	323
Shares redeemed	(704)	(2,681)	(5,440)	(21,225)
Net increase (decrease)	(425)	(1,738)	$ (3,273)	$ (13,718)
Investment Grade Bond
Shares sold	64,715	296,784	$ 499,358	$ 2,364,226
Reinvestment of distributions	8,403	14,443	65,086	114,030
Shares redeemed	(105,345)	(216,417)	(812,584)	(1,706,836)
Net increase (decrease)	(32,227)	94,810	$ (248,140)	$ 771,420
Institutional Class
Shares sold	3,293	50,724	$ 25,350	$ 406,004
Reinvestment of distributions	610	836	4,734	6,588
Shares redeemed	(6,267)	(9,750)	(48,380)	(76,805)
Net increase (decrease)	(2,364)	41,810	$ (18,296)	$ 335,787

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Investment Grade Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. The Board also considered that current contractual arrangements oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total expenses, with certain exceptions, to 0.45%. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the fund or class, as applicable.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

IGB-USAN-0414
1.784858.110

Fidelity®

Series Investment Grade Bond

Fund

Fidelity Series Investment Grade Bond Fund

Class F

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of the major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series Investment Grade Bond Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http:www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Series Investment Grade Bond	.45%
Actual		$ 1,000.00	$ 1,035.70	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Class F	.35%
Actual		$ 1,000.00	$ 1,035.30	$ 1.77
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .01%.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments of Fidelity's fixed-income central funds.

Quality Diversification (% of fund's net assets)
As of February 28, 2014	As of August 31, 2013
U.S. Government andU.S. GovernmentAgency Obligations 53.2%	U.S. Government andU.S. GovernmentAgency Obligations 61.4%
AAA 4.4%	AAA 2.3%
AA 3.0%	AA 3.1%
A 9.4%	A 9.2%
BBB 25.8%	BBB 16.6%
BB and Below 2.4%	BB and Below 1.9%
Not Rated 0.6%	Not Rated 0.3%
Short-TermInvestments and Net Other Assets 1.2%	Short-TermInvestments andNet Other Assets 5.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2014
6 months ago
Years	6.9	6.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2014
6 months ago
Years	5.4	5.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2014 *	As of August 31, 2013 **
Corporate Bonds 32.4%	Corporate Bonds 24.5%
U.S. Government and U.S. GovernmentAgency Obligations 53.2%	U.S. Government and U.S. GovernmentAgency Obligations 61.4%
Asset-BackedSecurities 1.0%	Asset-BackedSecurities 0.8%
CMOs and Other Mortgage Related Securities 9.0%	CMOs and Other Mortgage Related Securities 6.1%
Municipal Bonds 2.3%	Municipal Bonds 1.8%
Other Investments 0.9%	Other Investments 0.2%
Short-TermInvestments andNet Other Assets (Liabilities) 1.2%	Short-TermInvestments andNet Other Assets (Liabilities) 5.2%

* Foreign investments	5.9%	** Foreign investments	3.7%
* Futures and Swaps	(0.4)%	** Futures and Swaps	(0.5)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 32.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 2.2%
Automobiles - 0.1%
Daimler Finance North America LLC 1.45% 8/1/16 (e)	$ 17,512,000	$ 17,677,383
Diversified Consumer Services - 0.2%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (e)	2,684,000	2,705,214
4.25% 6/15/23 (e)	18,902,000	19,404,944
5.75% 6/15/43 (e)	13,602,000	14,971,109
		37,081,267
Media - 1.9%
Comcast Corp.:
4.95% 6/15/16	9,131,000	9,977,718
5.9% 3/15/16	3,813,000	4,200,816
COX Communications, Inc. 3.25% 12/15/22 (e)	9,297,000	8,748,682
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	16,408,000	18,820,731
Discovery Communications LLC:
3.25% 4/1/23	3,681,000	3,525,507
6.35% 6/1/40	10,151,000	11,771,201
NBCUniversal, Inc. 5.15% 4/30/20	28,753,000	32,878,538
News America Holdings, Inc. 7.75% 12/1/45	10,133,000	13,935,763
News America, Inc.:
6.15% 3/1/37	8,831,000	10,189,773
6.15% 2/15/41	34,925,000	40,519,252
Thomson Reuters Corp. 1.3% 2/23/17	8,556,000	8,549,592
Time Warner Cable, Inc.:
4% 9/1/21	38,151,000	39,641,025
4.5% 9/15/42	68,011,000	61,960,061
5.5% 9/1/41	12,590,000	13,054,873
5.85% 5/1/17	7,927,000	8,965,825
5.875% 11/15/40	11,964,000	12,913,032
6.75% 7/1/18	23,280,000	27,444,559
8.25% 4/1/19	31,983,000	40,274,337
Time Warner, Inc.:
4.9% 6/15/42	21,000,000	20,573,952
5.875% 11/15/16	4,039,000	4,549,425
6.2% 3/15/40	15,555,000	17,821,084
6.5% 11/15/36	6,573,000	7,717,859
Viacom, Inc.:
2.5% 9/1/18	3,555,000	3,629,410
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Viacom, Inc.: - continued
3.5% 4/1/17	$ 15,103,000	$ 16,092,956
4.375% 3/15/43	4,910,000	4,343,411
		442,099,382
TOTAL CONSUMER DISCRETIONARY		496,858,032
CONSUMER STAPLES - 1.6%
Beverages - 0.2%
Heineken NV:
1.4% 10/1/17 (e)	12,431,000	12,402,595
2.75% 4/1/23 (e)	12,988,000	12,106,530
SABMiller Holdings, Inc. 3.75% 1/15/22 (e)	16,792,000	17,223,437
		41,732,562
Food & Staples Retailing - 0.1%
CVS Caremark Corp.:
2.25% 12/5/18	18,014,000	18,165,426
4% 12/5/23	18,015,000	18,481,120
		36,646,546
Food Products - 0.2%
ConAgra Foods, Inc.:
1.9% 1/25/18	8,922,000	8,908,626
3.2% 1/25/23	32,374,000	30,790,717
General Mills, Inc. 5.2% 3/17/15	2,184,000	2,289,631
		41,988,974
Tobacco - 1.1%
Altria Group, Inc.:
2.85% 8/9/22	31,563,000	29,603,001
4% 1/31/24	15,944,000	15,947,827
4.25% 8/9/42	26,526,000	23,396,224
5.375% 1/31/44	27,303,000	28,505,233
9.25% 8/6/19	1,547,000	2,059,226
9.7% 11/10/18	14,756,000	19,620,729
Philip Morris International, Inc. 5.65% 5/16/18	2,251,000	2,603,720
Reynolds American, Inc.:
3.25% 11/1/22	47,809,000	45,459,427
4.75% 11/1/42	48,462,000	45,538,336
6.15% 9/15/43	11,136,000	12,568,123
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.: - continued
6.75% 6/15/17	$ 10,391,000	$ 12,029,380
7.25% 6/15/37	15,680,000	19,292,374
		256,623,600
TOTAL CONSUMER STAPLES		376,991,682
ENERGY - 4.8%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (e)	21,176,000	21,779,008
5.35% 3/15/20 (e)	11,804,000	12,768,068
6.75% 9/15/37 (e)	2,991,000	3,359,521
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	17,654,000	18,524,801
5% 10/1/21	13,430,000	14,288,822
6.5% 4/1/20	2,078,000	2,402,773
Transocean, Inc. 5.05% 12/15/16	13,734,000	15,058,768
		88,181,761
Oil, Gas & Consumable Fuels - 4.4%
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,367,000	1,527,052
6.375% 9/15/17	62,765,000	72,686,828
ConocoPhillips Co. 5.75% 2/1/19	12,956,000	15,261,611
DCP Midstream Operating LP:
2.5% 12/1/17	11,492,000	11,783,219
3.875% 3/15/23	35,778,000	34,689,669
Devon Energy Corp. 1.2% 12/15/16	25,608,000	25,697,910
Duke Energy Field Services:
5.375% 10/15/15 (e)	1,706,000	1,806,558
6.45% 11/3/36 (e)	7,882,000	8,538,634
El Paso Natural Gas Co. 5.95% 4/15/17	1,304,000	1,471,396
Enbridge Energy Partners LP 4.2% 9/15/21	24,752,000	25,682,551
Encana Holdings Finance Corp. 5.8% 5/1/14	4,029,000	4,062,755
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (e)	9,551,000	10,646,595
Marathon Petroleum Corp. 5.125% 3/1/21	20,728,000	23,188,828
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (e)	17,029,000	17,313,061
Motiva Enterprises LLC 5.75% 1/15/20 (e)	6,844,000	7,872,222
Nakilat, Inc. 6.067% 12/31/33 (e)	5,435,000	5,835,831
Nexen, Inc. 5.2% 3/10/15	1,267,000	1,318,391
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petro-Canada 6.05% 5/15/18	$ 2,920,000	$ 3,392,152
Petrobras Global Finance BV:
3% 1/15/19	4,443,000	4,238,569
4.375% 5/20/23	69,514,000	63,026,467
5.625% 5/20/43	47,507,000	40,107,547
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	17,613,000	18,097,358
5.375% 1/27/21	53,989,000	54,124,242
5.75% 1/20/20	37,518,000	39,045,770
7.875% 3/15/19	14,377,000	16,433,084
Petroleos Mexicanos:
3.125% 1/23/19 (e)	3,563,000	3,643,168
3.5% 7/18/18	34,560,000	35,856,000
3.5% 1/30/23	28,927,000	27,046,745
4.875% 1/24/22	17,019,000	17,784,855
4.875% 1/18/24	8,067,000	8,292,521
4.875% 1/18/24 (e)	17,141,000	17,548,956
5.5% 1/21/21	21,149,000	23,052,410
5.5% 6/27/44	65,642,000	62,068,515
6% 3/5/20	1,813,000	2,044,158
6.375% 1/23/45 (e)	22,458,000	23,651,643
6.5% 6/2/41	47,555,000	51,281,410
Phillips 66 Co.:
4.3% 4/1/22	21,152,000	22,325,365
5.875% 5/1/42	7,309,000	8,384,724
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22	23,890,000	24,129,808
3.85% 10/15/23	20,000,000	20,007,260
6.125% 1/15/17	5,000,000	5,671,415
Southeast Supply Header LLC 4.85% 8/15/14 (e)	1,033,000	1,050,346
Spectra Energy Capital, LLC 5.65% 3/1/20	15,101,000	16,772,545
Spectra Energy Partners, LP:
2.95% 6/15/16	3,790,000	3,949,764
2.95% 9/25/18	4,862,000	5,008,137
4.6% 6/15/21	4,954,000	5,332,639
Suncor Energy, Inc. 6.1% 6/1/18	9,550,000	11,158,822
Texas Eastern Transmission LP 6% 9/15/17 (e)	12,691,000	14,330,411
TransCapitalInvest Ltd. 5.67% 3/5/14 (e)	5,304,000	5,304,000
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,800,000	3,105,606
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Gas Partners LP:
2.6% 8/15/18	$ 26,355,000	$ 26,539,406
5.375% 6/1/21	27,148,000	29,310,040
Williams Partners LP:
4.125% 11/15/20	4,302,000	4,502,916
4.3% 3/4/24	17,006,000	17,040,675
		1,004,042,560
TOTAL ENERGY		1,092,224,321
FINANCIALS - 15.6%
Capital Markets - 2.1%
Affiliated Managers Group, Inc. 4.25% 2/15/24	8,856,000	8,931,099
Goldman Sachs Group, Inc.:
1.748% 9/15/17	80,000,000	80,000,000
2.625% 1/31/19	54,343,000	54,653,951
2.9% 7/19/18	39,857,000	40,962,992
5.25% 7/27/21	17,979,000	20,031,555
5.95% 1/18/18	9,760,000	11,149,199
6% 6/15/20	16,000,000	18,588,048
6.15% 4/1/18	10,942,000	12,611,891
Lazard Group LLC:
4.25% 11/14/20	13,325,000	14,021,711
6.85% 6/15/17	7,532,000	8,608,782
Merrill Lynch & Co., Inc. 6.875% 4/25/18	9,961,000	11,862,894
Morgan Stanley:
2.125% 4/25/18	26,580,000	26,732,171
3.75% 2/25/23	29,016,000	28,983,502
4.1% 5/22/23	20,000,000	19,915,900
5% 11/24/25	6,349,000	6,597,240
5.45% 1/9/17	27,643,000	30,748,940
5.625% 9/23/19	16,919,000	19,434,805
5.75% 1/25/21	16,968,000	19,504,529
6.625% 4/1/18	9,869,000	11,611,490
7.3% 5/13/19	22,127,000	27,131,441
		472,082,140
Commercial Banks - 2.5%
Bank of America NA 5.3% 3/15/17	11,902,000	13,188,832
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Credit Suisse AG 6% 2/15/18	$ 27,227,000	$ 31,517,022
Discover Bank:
4.2% 8/8/23	35,498,000	36,429,823
7% 4/15/20	9,043,000	10,748,447
8.7% 11/18/19	3,837,000	4,835,153
Fifth Third Bancorp:
4.5% 6/1/18	2,562,000	2,796,994
8.25% 3/1/38	12,528,000	17,611,098
HBOS PLC 6.75% 5/21/18 (e)	4,594,000	5,233,407
Huntington Bancshares, Inc. 7% 12/15/20	4,459,000	5,360,316
KeyBank NA:
1.65% 2/1/18	16,646,000	16,633,382
5.45% 3/3/16	10,925,000	11,914,215
5.8% 7/1/14	14,023,000	14,264,140
6.95% 2/1/28	3,200,000	3,938,157
Marshall & Ilsley Bank:
4.85% 6/16/15	7,539,000	7,906,172
5% 1/17/17	25,252,000	27,442,667
Regions Bank:
6.45% 6/26/37	40,184,000	44,477,379
7.5% 5/15/18	44,824,000	53,370,144
Regions Financial Corp.:
2% 5/15/18	28,255,000	27,828,406
5.75% 6/15/15	3,253,000	3,438,063
7.75% 11/10/14	8,459,000	8,871,376
Royal Bank of Scotland Group PLC:
6% 12/19/23	30,612,000	31,521,176
6.1% 6/10/23	35,599,000	36,960,163
6.125% 12/15/22	49,538,000	52,000,930
Wachovia Bank NA 6% 11/15/17	6,320,000	7,321,979
Wachovia Corp.:
5.75% 6/15/17	2,050,000	2,343,480
5.75% 2/1/18	4,000,000	4,622,700
Wells Fargo & Co.:
1.25% 7/20/16	34,000,000	34,398,344
3.676% 6/15/16	26,564,000	28,321,766
4.48% 1/16/24	16,709,000	17,487,522
		562,783,253
Consumer Finance - 1.5%
American Express Credit Corp. 1.3% 7/29/16	27,039,000	27,320,124
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services:
3.85% 11/21/22	$ 13,529,000	$ 13,346,345
5.2% 4/27/22	16,852,000	18,154,272
6.45% 6/12/17	16,773,000	19,011,592
Ford Motor Credit Co. LLC:
1.5% 1/17/17	17,207,000	17,227,941
1.7% 5/9/16	41,347,000	41,922,798
2.875% 10/1/18	27,070,000	27,789,060
General Electric Capital Corp.:
1% 12/11/15	19,830,000	20,010,711
2.95% 5/9/16	5,375,000	5,629,775
3.5% 6/29/15	5,553,000	5,774,970
5.625% 9/15/17	3,505,000	4,016,131
5.625% 5/1/18	10,000,000	11,546,350
6% 8/7/19	22,000,000	26,077,524
HSBC U.S.A., Inc. 1.625% 1/16/18	21,531,000	21,478,723
Hyundai Capital America:
1.45% 2/6/17 (e)	29,291,000	29,277,731
1.625% 10/2/15 (e)	21,346,000	21,563,537
1.875% 8/9/16 (e)	7,052,000	7,156,835
2.125% 10/2/17 (e)	8,655,000	8,747,176
2.875% 8/9/18 (e)	12,509,000	12,815,345
		338,866,940
Diversified Financial Services - 3.2%
Bank of America Corp.:
2.6% 1/15/19	33,611,000	34,025,323
3.3% 1/11/23	63,450,000	61,759,248
3.875% 3/22/17	52,391,000	56,219,996
4.1% 7/24/23	26,666,000	27,409,101
5.65% 5/1/18	16,400,000	18,746,906
5.75% 12/1/17	32,792,000	37,402,818
6.5% 8/1/16	11,950,000	13,458,974
Barclays Bank PLC 2.5% 2/20/19	14,300,000	14,453,339
BP Capital Markets PLC:
3.814% 2/10/24	22,007,000	22,259,662
4.742% 3/11/21	12,000,000	13,382,328
Citigroup, Inc.:
1.3% 11/15/16	40,887,000	40,993,552
3.953% 6/15/16	21,787,000	23,170,366
4.05% 7/30/22	10,740,000	10,873,606
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
4.75% 5/19/15	$ 19,056,000	$ 19,963,847
5.5% 9/13/25	11,022,000	11,886,345
6.125% 5/15/18	9,716,000	11,256,773
Five Corners Funding Trust 4.419% 11/15/23 (e)	24,590,000	25,103,193
General Electric Capital Corp. 5.3% 2/11/21	19,600,000	22,134,652
JPMorgan Chase & Co.:
1.625% 5/15/18	26,730,000	26,445,406
2.35% 1/28/19	20,708,000	20,793,731
3.15% 7/5/16	25,000,000	26,277,150
3.25% 9/23/22	53,888,000	53,037,432
4.25% 10/15/20	30,000,000	32,288,820
4.35% 8/15/21	52,137,000	56,242,267
JPMorgan Chase Bank 6% 10/1/17	6,068,000	6,978,607
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	24,215,000	24,119,956
TECO Finance, Inc.:
4% 3/15/16	9,634,000	10,218,466
5.15% 3/15/20	11,097,000	12,397,091
		733,298,955
Insurance - 2.1%
Allstate Corp. 6.2% 5/16/14	7,894,000	7,986,565
American International Group, Inc.:
4.875% 9/15/16	15,786,000	17,287,770
4.875% 6/1/22	8,077,000	8,880,872
5.6% 10/18/16	24,154,000	26,852,171
Aon Corp.:
3.125% 5/27/16	20,350,000	21,285,795
3.5% 9/30/15	6,878,000	7,154,798
5% 9/30/20	5,687,000	6,400,207
Axis Capital Holdings Ltd. 5.75% 12/1/14	5,857,000	6,071,237
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(g)	11,133,000	11,466,990
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	27,603,000	30,839,176
5.375% 3/15/17	546,000	607,953
Liberty Mutual Group, Inc.:
5% 6/1/21 (e)	23,174,000	24,759,774
6.5% 3/15/35 (e)	2,797,000	3,205,924
6.7% 8/15/16 (e)	6,494,000	7,343,168
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	13,119,000	14,318,405
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (e)	$ 11,809,000	$ 12,872,282
MetLife, Inc.:
3.048% 12/15/22	21,302,000	20,695,788
4.368% 9/15/23	23,681,000	25,133,001
4.75% 2/8/21	6,004,000	6,679,534
6.75% 6/1/16	9,220,000	10,414,599
Metropolitan Life Global Funding I:
1.875% 6/22/18 (e)	22,959,000	22,859,932
3% 1/10/23 (e)	15,204,000	14,601,724
5.125% 6/10/14 (e)	8,554,000	8,664,526
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	11,401,000	16,612,910
Pacific LifeCorp:
5.125% 1/30/43 (e)	30,812,000	30,084,960
6% 2/10/20 (e)	17,699,000	20,161,444
Pricoa Global Funding I 1.6% 5/29/18 (e)	4,564,000	4,492,035
Prudential Financial, Inc.:
2.3% 8/15/18	3,901,000	3,942,206
4.5% 11/16/21	12,469,000	13,624,739
4.75% 9/17/15	13,500,000	14,329,980
7.375% 6/15/19	3,820,000	4,752,332
Symetra Financial Corp. 6.125% 4/1/16 (e)	11,250,000	12,020,895
Unum Group:
5.625% 9/15/20	18,528,000	20,647,603
5.75% 8/15/42	30,555,000	32,869,480
7.125% 9/30/16	1,654,000	1,890,274
		491,811,049
Real Estate Investment Trusts - 1.9%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	6,540,000	6,777,101
American Campus Communities Operating Partnership LP 3.75% 4/15/23	7,324,000	7,020,208
AvalonBay Communities, Inc.:
3.625% 10/1/20	12,415,000	12,851,710
4.2% 12/15/23	20,000,000	20,658,960
5.375% 4/15/14	2,899,000	2,914,226
Boston Properties, Inc. 3.85% 2/1/23	27,063,000	27,192,524
BRE Properties, Inc. 5.5% 3/15/17	8,105,000	8,965,629
Camden Property Trust:
2.95% 12/15/22	9,284,000	8,749,372
4.25% 1/15/24	20,255,000	20,727,812
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.:
4.625% 7/15/22	$ 16,238,000	$ 17,044,395
4.75% 4/15/18	21,321,000	23,209,785
7.5% 4/1/17	9,638,000	11,223,567
9.625% 3/15/16	7,551,000	8,774,881
Duke Realty LP:
3.625% 4/15/23	22,930,000	21,864,764
3.875% 10/15/22	20,422,000	20,011,314
4.375% 6/15/22	13,477,000	13,770,071
5.5% 3/1/16	10,207,000	11,060,448
5.95% 2/15/17	9,023,000	10,112,545
6.5% 1/15/18	12,019,000	13,839,782
6.75% 3/15/20	1,066,000	1,254,695
8.25% 8/15/19	5,060,000	6,335,975
Equity One, Inc.:
3.75% 11/15/22	30,646,000	29,443,941
5.375% 10/15/15	2,580,000	2,757,716
6% 9/15/17	4,090,000	4,584,317
6.25% 1/15/17	3,237,000	3,613,224
Equity Residential 5.125% 3/15/16	8,850,000	9,603,144
Federal Realty Investment Trust:
5.9% 4/1/20	3,969,000	4,629,882
6.2% 1/15/17	1,491,000	1,683,109
HCP, Inc. 3.75% 2/1/16	14,496,000	15,288,496
Health Care REIT, Inc.:
2.25% 3/15/18	10,222,000	10,304,573
4.7% 9/15/17	3,736,000	4,107,964
HRPT Properties Trust:
5.75% 11/1/15	4,573,000	4,741,007
6.25% 6/15/17	861,000	931,987
6.65% 1/15/18	3,483,000	3,834,832
Retail Opportunity Investments Partnership LP 5% 12/15/23	4,225,000	4,382,208
Simon Property Group LP:
2.75% 2/1/23	15,917,000	15,098,373
2.8% 1/30/17	4,731,000	4,947,590
4.125% 12/1/21	13,242,000	14,129,386
5.1% 6/15/15	6,421,000	6,794,882
UDR, Inc. 5.5% 4/1/14	17,798,000	17,859,812
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
United Dominion Realty Trust, Inc. 5.25% 1/15/15	$ 1,548,000	$ 1,607,648
Weingarten Realty Investors 3.375% 10/15/22	4,634,000	4,397,291
		439,101,146
Real Estate Management & Development - 2.3%
BioMed Realty LP:
3.85% 4/15/16	19,180,000	20,198,631
4.25% 7/15/22	10,332,000	10,292,191
6.125% 4/15/20	5,563,000	6,336,958
Brandywine Operating Partnership LP:
3.95% 2/15/23	24,708,000	24,152,243
4.95% 4/15/18	14,049,000	15,219,563
5.7% 5/1/17	6,890,000	7,590,954
6% 4/1/16	6,664,000	7,254,744
7.5% 5/15/15	3,076,000	3,311,539
Digital Realty Trust LP:
4.5% 7/15/15	7,544,000	7,834,942
5.25% 3/15/21	10,656,000	11,261,144
ERP Operating LP:
4.625% 12/15/21	31,142,000	33,754,160
4.75% 7/15/20	31,427,000	34,704,616
5.375% 8/1/16	4,428,000	4,884,903
5.75% 6/15/17	24,188,000	27,467,385
Liberty Property LP:
3.375% 6/15/23	12,723,000	11,983,895
4.125% 6/15/22	11,558,000	11,707,988
4.4% 2/15/24	32,513,000	33,066,631
4.75% 10/1/20	17,245,000	18,468,515
5.125% 3/2/15	1,706,000	1,776,285
5.5% 12/15/16	4,865,000	5,372,590
6.625% 10/1/17	12,549,000	14,499,817
Mack-Cali Realty LP:
2.5% 12/15/17	17,302,000	17,499,952
3.15% 5/15/23	41,165,000	37,002,807
4.5% 4/18/22	7,126,000	7,216,351
7.75% 8/15/19	1,973,000	2,375,575
Mid-America Apartments LP:
4.3% 10/15/23	5,535,000	5,596,843
5.5% 10/1/15 (e)	12,454,000	13,327,735
6.05% 9/1/16 (e)	3,862,000	4,259,612
Post Apartment Homes LP 3.375% 12/1/22	4,560,000	4,317,517
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Prime Property Funding, Inc.:
5.125% 6/1/15 (e)	$ 9,526,000	$ 9,941,905
5.7% 4/15/17 (e)	2,366,000	2,567,096
Reckson Operating Partnership LP 6% 3/31/16	8,396,000	9,149,348
Regency Centers LP:
4.95% 4/15/14	427,000	428,968
5.25% 8/1/15	10,361,000	10,955,784
5.875% 6/15/17	4,455,000	4,988,491
Tanger Properties LP:
3.875% 12/1/23	10,722,000	10,730,320
6.125% 6/1/20	24,577,000	28,778,782
Ventas Realty LP 1.55% 9/26/16	18,423,000	18,630,940
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	15,576,000	15,610,641
4% 4/30/19	8,644,000	9,247,057
		523,765,418
TOTAL FINANCIALS		3,561,708,901
HEALTH CARE - 1.4%
Biotechnology - 0.1%
Amgen, Inc. 5.15% 11/15/41	23,000,000	24,088,751
Health Care Providers & Services - 0.6%
Aetna, Inc. 2.75% 11/15/22	12,207,000	11,521,308
Coventry Health Care, Inc.:
5.95% 3/15/17	1,221,000	1,380,239
6.3% 8/15/14	2,529,000	2,592,860
Express Scripts Holding Co. 4.75% 11/15/21	31,840,000	34,604,253
Express Scripts, Inc. 3.125% 5/15/16	19,250,000	20,134,980
Medco Health Solutions, Inc.:
2.75% 9/15/15	3,314,000	3,411,866
4.125% 9/15/20	11,062,000	11,787,966
UnitedHealth Group, Inc.:
2.75% 2/15/23	4,066,000	3,832,075
2.875% 3/15/23	33,025,000	31,476,590
WellPoint, Inc. 3.3% 1/15/23	21,022,000	20,260,289
		141,002,426
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	$ 6,468,000	$ 6,468,692
2.4% 2/1/19	4,078,000	4,087,224
4.15% 2/1/24	6,266,000	6,442,438
		16,998,354
Pharmaceuticals - 0.6%
AbbVie, Inc.:
1.75% 11/6/17	24,562,000	24,740,075
2.9% 11/6/22	25,191,000	24,334,808
Mylan, Inc. 1.35% 11/29/16	8,049,000	8,085,381
Perrigo Co. PLC:
1.3% 11/8/16 (e)	7,040,000	7,048,173
2.3% 11/8/18 (e)	7,532,000	7,545,189
Pfizer, Inc. 6.2% 3/15/19	10,000,000	11,978,230
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	8,155,000	8,154,731
Zoetis, Inc.:
1.875% 2/1/18	3,884,000	3,894,914
3.25% 2/1/23	33,171,000	32,010,479
		127,791,980
TOTAL HEALTH CARE		309,881,511
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (e)	1,610,000	1,626,672
6.375% 6/1/19 (e)	9,485,000	11,105,968
		12,732,640
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	773,348	844,883
6.648% 3/15/19	2,353,797	2,489,141
6.795% 2/2/20	180,924	189,518
6.9% 7/2/19	683,168	740,349
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	3,039,714	3,252,494
8.36% 1/20/19	6,316,574	7,042,980
		14,559,365
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.0%
General Electric Co. 5.25% 12/6/17	$ 8,512,000	$ 9,710,583
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (g)	2,599,000	2,868,646
TOTAL INDUSTRIALS		39,871,234
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
2.375% 12/17/18	4,946,000	4,927,002
6.55% 10/1/17	3,075,000	3,571,637
		8,498,639
IT Services - 0.0%
Xerox Corp. 4.25% 2/15/15	1,037,000	1,071,677
TOTAL INFORMATION TECHNOLOGY		9,570,316
MATERIALS - 0.8%
Chemicals - 0.2%
The Dow Chemical Co.:
4.125% 11/15/21	19,768,000	20,776,939
4.25% 11/15/20	10,672,000	11,428,421
		32,205,360
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	2,557,000	2,845,846
Metals & Mining - 0.6%
Anglo American Capital PLC 9.375% 4/8/14 (e)	9,430,000	9,503,149
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)	22,911,000	23,083,955
4.5% 8/13/23 (e)	33,800,000	35,035,998
5.625% 10/18/43 (e)	19,184,000	19,569,483
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18	27,416,000	27,713,793
Vale Overseas Ltd.:
4.375% 1/11/22	22,000,000	21,955,912
6.25% 1/23/17	3,240,000	3,628,800
		140,491,090
TOTAL MATERIALS		175,542,296
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.:
4.35% 6/15/45	$ 11,383,000	$ 10,079,316
5.35% 9/1/40	8,247,000	8,466,040
5.55% 8/15/41	25,837,000	27,209,306
6.3% 1/15/38	40,737,000	46,486,050
BellSouth Capital Funding Corp. 7.875% 2/15/30	193,000	238,084
CenturyLink, Inc.:
5.15% 6/15/17	1,983,000	2,126,768
6% 4/1/17	4,959,000	5,479,695
6.15% 9/15/19	12,036,000	12,938,700
Embarq Corp.:
7.082% 6/1/16	16,472,000	18,445,214
7.995% 6/1/36	7,935,000	8,458,512
Verizon Communications, Inc.:
2.5% 9/15/16	65,000,000	67,458,625
6.1% 4/15/18	23,353,000	27,133,244
6.35% 4/1/19	7,155,000	8,481,952
6.4% 9/15/33	26,916,000	32,010,983
6.55% 9/15/43	195,418,000	239,285,823
		514,298,312
Wireless Telecommunication Services - 0.2%
America Movil S.A.B. de CV:
2.375% 9/8/16	29,726,000	30,706,958
3.125% 7/16/22	16,205,000	15,321,406
3.625% 3/30/15	2,060,000	2,121,800
		48,150,164
TOTAL TELECOMMUNICATION SERVICES		562,448,476
UTILITIES - 3.3%
Electric Utilities - 1.8%
AmerenUE 6.4% 6/15/17	5,870,000	6,787,323
American Electric Power Co., Inc.:
1.65% 12/15/17	10,104,000	10,105,465
2.95% 12/15/22	9,568,000	9,169,636
Dayton Power & Light Co. 1.875% 9/15/16 (e)	9,233,000	9,399,000
Duke Capital LLC 5.668% 8/15/14	8,362,000	8,552,327
Duke Energy Corp. 3.95% 10/15/23	4,134,000	4,238,801
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	$ 15,117,000	$ 17,222,118
6.4% 9/15/20 (e)	26,489,000	30,953,827
Edison International 3.75% 9/15/17	9,811,000	10,522,680
FirstEnergy Corp.:
2.75% 3/15/18	21,400,000	21,570,943
4.25% 3/15/23	48,235,000	47,331,317
7.375% 11/15/31	19,521,000	22,479,037
FirstEnergy Solutions Corp. 6.05% 8/15/21	48,231,000	53,219,822
LG&E and KU Energy LLC:
2.125% 11/15/15	11,341,000	11,560,301
3.75% 11/15/20	2,232,000	2,320,396
Monongahela Power Co. 4.1% 4/15/24 (e)	8,835,000	9,142,272
Nevada Power Co. 6.5% 5/15/18	15,159,000	17,963,764
Northeast Utilities:
1.45% 5/1/18	7,067,000	6,915,469
2.8% 5/1/23	32,099,000	30,267,174
NV Energy, Inc. 6.25% 11/15/20	7,075,000	8,346,229
Pennsylvania Electric Co. 6.05% 9/1/17	4,822,000	5,363,834
Pepco Holdings, Inc. 2.7% 10/1/15	10,408,000	10,660,030
PPL Capital Funding, Inc. 3.4% 6/1/23	15,470,000	14,915,261
Progress Energy, Inc. 4.4% 1/15/21	40,776,000	43,885,374
		412,892,400
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (e)	2,827,000	3,194,906
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	6,702,000	7,102,847
		10,297,753
Independent Power Producers & Energy Traders - 0.0%
PSEG Power LLC 2.75% 9/15/16	5,204,000	5,437,238
Multi-Utilities - 1.4%
Ameren Illinois Co. 6.125% 11/15/17	289,000	335,206
Dominion Resources, Inc.:
2.5469% 9/30/66 (g)	56,006,000	51,725,966
7.5% 6/30/66 (g)	7,991,000	8,670,235
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17 (e)	37,668,000	37,578,576
2% 11/15/18 (e)	29,001,000	28,884,474
National Grid PLC 6.3% 8/1/16	17,348,000	19,465,341
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.:
4.45% 12/1/21	$ 8,962,000	$ 9,491,448
5.25% 9/15/17	3,225,000	3,612,355
5.25% 2/15/43	23,297,000	23,590,402
5.4% 7/15/14	3,094,000	3,147,471
5.45% 9/15/20	21,013,000	23,857,656
5.8% 2/1/42	11,523,000	12,499,989
5.95% 6/15/41	21,763,000	24,089,726
6.4% 3/15/18	12,182,000	14,241,111
6.8% 1/15/19	6,774,000	8,106,100
PG&E Corp. 2.4% 3/1/19	3,334,000	3,341,792
Puget Energy, Inc. 6% 9/1/21	2,911,000	3,357,760
Sempra Energy:
2.3% 4/1/17	24,264,000	24,936,210
2.875% 10/1/22	9,886,000	9,407,142
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	13,102,000	13,396,795
		323,735,755
TOTAL UTILITIES		752,363,146
TOTAL NONCONVERTIBLE BONDS (Cost $6,981,051,936)		7,377,459,915
U.S. Treasury Obligations - 28.1%

U.S. Treasury Bonds:
3.625% 8/15/43	253,359,000	255,100,843
3.625% 2/15/44	175,000,000	176,093,750
3.75% 11/15/43	6,998,000	7,207,940
U.S. Treasury Notes:
0.25% 7/31/15	318,340,000	318,651,018
0.5% 7/31/17	123,300,000	121,643,095
0.875% 11/30/16	21,822,000	21,983,963
0.875% 4/30/17	662,014,000	663,823,946
0.875% 1/31/18	582,288,000	577,011,306
0.875% 7/31/19	206,188,000	197,553,878
1% 5/31/18	458,315,000	453,588,856
1.25% 10/31/18	745,606,000	740,305,487
1.375% 7/31/18	626,209,000	627,872,211
U.S. Treasury Obligations - continued
	Principal Amount	Value
U.S. Treasury Notes: - continued
1.375% 9/30/18	$ 86,771,000	$ 86,764,232
1.5% 12/31/18	80,651,000	80,783,348
1.5% 1/31/19 (j)	1,150,725,000	1,151,264,687
1.75% 5/15/23	25,110,000	23,409,199
1.875% 10/31/17	100,143,000	103,272,469
2% 2/28/21	332,682,000	329,822,931
2% 2/15/23	49,193,000	47,102,298
2.125% 1/31/21	186,064,000	186,238,528
2.75% 11/15/23	238,310,000	240,842,044
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,413,254,791)		6,410,336,029
U.S. Government Agency - Mortgage Securities - 4.6%

Fannie Mae - 3.5%
1.85% 10/1/33 (g)	128,276	133,158
1.885% 2/1/33 (g)	84,171	87,469
1.91% 12/1/34 (g)	95,864	99,854
1.91% 3/1/35 (g)	72,554	75,550
1.929% 10/1/33 (g)	46,087	47,686
1.94% 7/1/35 (g)	34,855	36,379
2.045% 10/1/35 (g)	68,288	70,822
2.05% 3/1/35 (g)	14,858	15,310
2.23% 7/1/34 (g)	61,922	65,077
2.303% 6/1/36 (g)	192,739	202,714
2.332% 3/1/35 (g)	53,580	56,823
2.371% 12/1/33 (g)	2,669,589	2,821,238
2.421% 10/1/33 (g)	76,860	81,448
2.486% 11/1/36 (g)	618,065	657,466
2.5% 3/1/29 (f)	29,000,000	29,144,997
2.5% 3/1/44 (f)	3,000,000	2,789,062
2.516% 7/1/35 (g)	198,029	210,477
2.536% 6/1/42 (g)	3,591,026	3,709,532
2.602% 5/1/35 (g)	214,302	227,964
2.643% 7/1/37 (g)	332,143	353,317
2.7% 9/1/36 (g)	959,766	1,020,952
2.949% 11/1/40 (g)	2,254,984	2,370,266
2.959% 9/1/41 (g)	2,594,567	2,724,556
3% 4/1/42 to 11/1/43	77,439,924	75,307,154
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3% 3/1/44 (f)	$ 14,400,000	$ 13,985,300
3.093% 10/1/41 (g)	1,337,327	1,406,916
3.224% 7/1/41 (g)	4,009,151	4,218,869
3.345% 10/1/41 (g)	2,313,809	2,450,845
3.5% 6/1/42 to 11/1/43	363,446,653	364,190,810
3.5% 3/1/44 (f)	34,000,000	34,461,411
3.5% 3/1/44 (f)	101,800,000	103,181,518
3.55% 7/1/41 (g)	4,247,940	4,511,255
4% 9/1/40 to 1/1/44	31,289,256	32,893,077
4% 3/1/44 (f)	3,000,000	3,143,906
4% 3/1/44 (f)	43,400,000	45,481,846
4% 3/1/44 (f)	14,400,000	15,090,751
5% 5/1/23 to 9/1/25	1,162,989	1,255,911
5.5% 9/1/17 to 12/1/19	4,208,086	4,497,321
6% 3/1/22 to 7/1/41	20,471,301	22,838,678
6.5% 4/1/14 to 8/1/36	25,603,607	28,961,121
7% 9/1/18 to 6/1/33	160,018	186,325
7.5% 8/1/17 to 8/1/29	191,741	222,990
8.5% 5/1/21 to 9/1/25	4,534	5,275
9.5% 2/1/25	281	322
10.5% 8/1/20	2,728	3,122
12.5% 4/1/15	383	397
TOTAL FANNIE MAE		805,297,237
Freddie Mac - 0.8%
2.022% 3/1/36 (g)	151,355	158,460
2.03% 4/1/35 (g)	947,216	991,380
2.463% 1/1/35 (g)	57,472	60,840
2.785% 11/1/35 (g)	281,781	299,745
2.877% 3/1/33 (g)	9,844	10,471
3.064% 10/1/35 (g)	259,119	275,638
3.23% 4/1/41 (g)	2,496,784	2,634,850
3.249% 9/1/41 (g)	2,385,913	2,516,335
3.281% 6/1/41 (g)	3,173,207	3,354,729
3.464% 5/1/41 (g)	2,651,628	2,816,383
3.5% 6/1/42 to 10/1/43	140,137,681	140,249,441
3.622% 6/1/41 (g)	4,159,889	4,428,591
3.695% 5/1/41 (g)	3,903,336	4,151,703
4% 7/1/24 to 9/1/25	6,144,139	6,556,708
4.5% 7/1/25	649,485	695,355
5% 3/1/19 to 4/1/38	3,084,753	3,279,987
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
5.5% 9/1/34 to 5/1/40	$ 830,219	$ 918,904
6% 7/1/37 to 8/1/37	1,293,320	1,432,938
7.5% 8/1/14 to 1/1/33	32,525	38,493
8.5% 9/1/24 to 8/1/27	11,873	14,360
TOTAL FREDDIE MAC		174,885,311
Ginnie Mae - 0.3%
4% 11/20/40 to 1/20/41	8,487,558	9,018,362
4% 3/1/44 (f)	1,300,000	1,378,406
4% 3/1/44 (f)	21,000,000	22,266,565
5% 3/1/44 (f)	5,300,000	5,824,617
5.5% 12/20/28 to 7/20/37	30,693,009	34,487,451
6% 6/15/36	1,373,286	1,575,756
7% 1/15/28 to 11/15/32	1,621,499	1,912,391
7.5% 3/15/28 to 10/15/28	3,727	4,432
8% 7/15/17 to 11/15/17	219,585	236,845
8.5% 10/15/21	10,032	11,727
11% 7/20/19 to 8/20/19	655	763
TOTAL GINNIE MAE		76,717,315
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,065,110,177)		1,056,899,863
Asset-Backed Securities - 1.0%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6255% 4/25/35 (g)	562,768	498,779
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8055% 3/25/34 (g)	303,180	281,350
Airspeed Ltd. Series 2007-1A Class C1, 2.6545% 6/15/32 (e)(g)	3,753,129	2,101,752
Ally Master Owner Trust:
Series 2011-3 Class A2, 1.81% 5/15/16	15,410,000	15,451,884
Series 2012-1 Class A2, 1.44% 2/15/17	23,330,000	23,522,902
Series 2012-3 Class A2, 1.21% 6/15/17	23,260,000	23,396,141
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2055% 12/25/33 (g)	48,300	43,549
Series 2004-R2 Class M3, 0.9805% 4/25/34 (g)	73,246	39,067
Series 2005-R2 Class M1, 0.6055% 4/25/35 (g)	890,958	881,271
Asset-Backed Securities - continued
	Principal Amount	Value
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9355% 3/25/34 (g)	$ 40,480	$ 37,480
Series 2004-W11 Class M2, 1.2055% 11/25/34 (g)	457,000	413,859
Series 2004-W7 Class M1, 0.9805% 5/25/34 (g)	1,310,000	1,207,579
Series 2006-W4 Class A2C, 0.3155% 5/25/36 (g)	990,911	309,092
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.9805% 4/25/34 (g)	1,697,133	1,588,609
Series 2006-HE2 Class M1, 0.5255% 3/25/36 (g)	26,448	221
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.2805% 2/25/35 (g)	1,257,000	1,027,060
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17	28,030,000	28,220,534
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2955% 12/25/36 (g)	1,471,000	850,733
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (e)	4,209,965	4,211,153
Series 2013-2A Class A, 1.75% 11/15/17 (e)	24,447,013	24,460,740
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.6105% 4/25/34 (g)	75,976	59,064
Series 2004-4 Class M2, 0.9505% 6/25/34 (g)	346,864	326,804
Series 2004-7 Class AF5, 5.37% 1/25/35	10,167,703	10,707,690
Fannie Mae Series 2004-T5 Class AB3, 0.9224% 5/28/35 (g)	31,732	29,304
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3305% 8/25/34 (g)	160,000	127,267
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.9805% 3/25/34 (g)	13,369	11,415
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17	53,380,000	53,565,666
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.8905% 1/25/35 (g)	801,000	654,552
Class M4, 1.1755% 1/25/35 (g)	282,636	112,772
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (e)(g)	2,392,000	1,988,420
GE Business Loan Trust:
Series 2003-1 Class A, 0.5845% 4/15/31 (e)(g)	47,115	44,256
Series 2006-2A:
Class A, 0.3345% 11/15/34 (e)(g)	1,183,483	1,085,969
Class B, 0.4345% 11/15/34 (e)(g)	427,871	363,039
Class C, 0.5345% 11/15/34 (e)(g)	709,719	597,937
Class D, 0.9045% 11/15/34 (e)(g)	269,795	224,974
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (e)	384,545	27,298
Asset-Backed Securities - continued
	Principal Amount	Value
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7055% 9/25/46 (e)(g)	$ 548,707	$ 548,707
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.4755% 8/25/33 (g)	281,330	268,878
Series 2003-3 Class M1, 1.4455% 8/25/33 (g)	451,961	423,335
Series 2003-5 Class A2, 0.8555% 12/25/33 (g)	27,804	25,855
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3455% 1/25/37 (g)	1,292,000	637,843
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4555% 7/25/36 (g)	178,000	8,830
Series 2007-CH1 Class AV4, 0.2855% 11/25/36 (g)	1,128,043	1,112,113
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5759% 12/27/29 (g)	266,604	263,707
Series 2006-A Class 2C, 1.3959% 3/27/42 (g)	2,867,000	453,493
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4555% 5/25/37 (g)	392,084	2,977
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9055% 7/25/34 (g)	118,482	101,943
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1305% 7/25/34 (g)	430,233	368,806
Series 2006-FM1 Class A2B, 0.2655% 4/25/37 (g)	643,442	626,332
Series 2006-OPT1 Class A1A, 0.6755% 6/25/35 (g)	1,915,431	1,818,673
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8355% 8/25/34 (g)	48,462	48,549
Series 2005-NC1 Class M1, 0.8155% 1/25/35 (g)	326,000	301,245
Series 2005-NC2 Class B1, 1.3255% 3/25/35 (g)	198,666	95,600
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6655% 9/25/35 (g)	1,164,000	975,830
Nissan Master Owner Trust Receivables Series 2012-A Class A, 0.63% 5/15/17 (g)	20,000,000	20,066,000
Ocala Funding LLC:
Series 2005-1A Class A, 1.654% 3/20/10 (d)(e)(g)	317,000	0
Series 2006-1A Class A, 1.554% 3/20/11 (d)(e)(g)	962,000	0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4055% 9/25/34 (g)	435,000	388,970
Class M4, 1.6055% 9/25/34 (g)	558,000	314,092
Series 2005-WCH1 Class M4, 0.9855% 1/25/36 (g)	1,245,000	1,023,319
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9555% 4/25/33 (g)	4,173	3,950
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9505% 3/25/35 (g)	831,431	700,802
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1929% 6/15/33 (g)	848,184	732,086
Asset-Backed Securities - continued
	Principal Amount	Value
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8805% 9/25/34 (g)	$ 28,039	$ 19,571
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0155% 9/25/34 (g)	115,176	109,316
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8029% 4/6/42 (e)(g)	2,398,344	539,627
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0386% 10/25/44 (e)(g)	1,459,789	1,411,616
TOTAL ASSET-BACKED SECURITIES (Cost $219,361,163)		231,862,247
Collateralized Mortgage Obligations - 1.1%

Private Sponsor - 0.5%
BCAP LLC Trust sequential payer Series 2010-RR12 Class 3A5, 5% 8/26/37 (e)(g)	915,949	916,443
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.7155% 1/25/35 (g)	1,200,994	1,188,140
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5778% 10/25/34 (g)	361,473	363,618
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.254% 12/20/54 (g)	178,650	169,539
Series 2006-1A:
Class A1, 0.224% 12/20/54 (e)(g)	24,899,667	24,613,321
Class A5, 0.294% 12/20/54 (e)(g)	16,403,304	16,232,709
Class C2, 1.354% 12/20/54 (e)(g)	5,526,000	5,345,300
Series 2006-2:
Class A4, 0.234% 12/20/54 (g)	7,429,944	7,345,986
Class C1, 1.094% 12/20/54 (g)	4,563,000	4,311,579
Series 2006-3:
Class A3, 0.234% 12/20/54 (g)	3,577,553	3,537,126
Class A7, 0.354% 12/20/54 (g)	3,888,577	3,848,914
Class C2, 1.154% 12/20/54 (g)	922,000	877,744
Series 2006-4:
Class A4, 0.254% 12/20/54 (g)	11,405,680	11,277,936
Class B1, 0.334% 12/20/54 (g)	3,812,000	3,707,170
Class C1, 0.914% 12/20/54 (g)	2,331,000	2,199,765
Class M1, 0.494% 12/20/54 (g)	1,006,000	956,907
Series 2007-1:
Class 1C1, 0.754% 12/20/54 (g)	1,847,000	1,731,008
Class 1M1, 0.454% 12/20/54 (g)	1,238,000	1,180,681
Class 2A1, 0.294% 12/20/54 (g)	8,949,466	8,852,812
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Class 2C1, 1.014% 12/20/54 (g)	$ 842,000	$ 792,911
Class 2M1, 0.654% 12/20/54 (g)	1,589,000	1,513,522
Series 2007-2:
Class 2C1, 1.0145% 12/17/54 (g)	2,199,000	2,070,798
Class 3A1, 0.3345% 12/17/54 (g)	1,595,721	1,579,604
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6866% 1/20/44 (g)	365,737	362,653
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.6892% 8/25/36 (g)	705,196	595,246
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3655% 5/25/47 (g)	465,842	355,416
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3255% 2/25/37 (g)	858,531	778,702
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4455% 7/25/35 (g)	1,220,986	1,167,504
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5065% 7/10/35 (e)(g)	522,200	480,428
Class B6, 3.0065% 7/10/35 (e)(g)	487,833	454,212
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (g)	22,860	22,290
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.4727% 4/25/33 (g)	104,459	104,286
TOTAL PRIVATE SPONSOR		108,934,270
U.S. Government Agency - 0.6%
Fannie Mae:
floater:
Series 2005-38 Class F, 0.4555% 5/25/35 (g)	3,761,396	3,757,296
Series 2006-50 Class BF, 0.5555% 6/25/36 (g)	4,923,610	4,930,395
Series 2006-82 Class F, 0.7255% 9/25/36 (g)	6,631,257	6,664,009
Series 2007-36 Class F, 0.3855% 4/25/37 (g)	5,858,667	5,822,372
Series 2011-37 Class FA, 0.6055% 5/25/41 (g)	18,327,642	18,384,920
Series 2011-40 Class DF, 0.6055% 5/25/41 (g)	13,598,459	13,655,943
Series 2013-62 Class FA, 0.4555% 6/25/43 (g)	25,065,968	24,753,872
planned amortization class Series 2002-9 Class PC, 6% 3/25/17	53,308	56,107
sequential payer:
Series 2004-86 Class KC, 4.5% 5/25/19	52,807	53,475
Series 2010-74 Class WF, 0.7555% 7/25/34 (g)	5,358,127	5,426,910
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer:
Series 2012-120 Class FE 0.4555% 2/25/39 (g)	$ 11,258,245	$ 11,180,529
Freddie Mac:
floater:
Series 2011-3845 Class FA, 0.5745% 4/15/41 (g)	9,033,717	9,047,837
Series 3830 Class FD, 0.5145% 3/15/41 (g)	25,551,251	25,662,425
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	174,048	182,024
Series 2363 Class PF, 6% 9/15/16	209,447	218,521
Series 2425 Class JH, 6% 3/15/17	191,492	202,072
sequential payer Series 2011-3969 Class AF, 0.6045% 10/15/33 (g)	11,271,550	11,320,195
TOTAL U.S. GOVERNMENT AGENCY		141,318,902
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $224,497,397)		250,253,172
Commercial Mortgage Securities - 8.5%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5236% 2/14/43 (g)(i)	621,317	16,288
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7192% 5/10/45 (g)	766,661	785,997
Series 2006-3 Class A4, 5.889% 7/10/44	23,373,809	25,362,897
Series 2006-5 Class A2, 5.317% 9/10/47	5,050,855	5,083,705
Series 2006-6 Class A3, 5.369% 10/10/45	3,468,000	3,559,462
Series 2005-3 Class A3B, 5.09% 7/10/43 (g)	5,387,000	5,544,268
Series 2006-6 Class E, 5.619% 10/10/45 (e)	1,002,000	123,991
Series 2007-3:
Class A3, 5.6195% 6/10/49 (g)	2,872,862	2,871,670
Class A4, 5.6195% 6/10/49 (g)	3,615,000	4,012,473
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	19,557,000	21,138,301
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0055% 12/25/33 (e)(g)	24,291	19,582
Series 2005-4A:
Class A2, 0.5455% 1/25/36 (e)(g)	809,790	674,509
Class B1, 1.5555% 1/25/36 (e)(g)	46,081	9,424
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust: - continued
floater:
Series 2005-4A:
Class M1, 0.6055% 1/25/36 (e)(g)	$ 261,121	$ 146,400
Class M2, 0.6255% 1/25/36 (e)(g)	52,853	28,004
Class M3, 0.6555% 1/25/36 (e)(g)	114,516	59,313
Class M4, 0.7655% 1/25/36 (e)(g)	42,786	20,925
Class M5, 0.8055% 1/25/36 (e)(g)	42,786	15,282
Class M6, 0.8555% 1/25/36 (e)(g)	45,303	13,396
Series 2006-3A Class M4, 0.5855% 10/25/36 (e)(g)	50,473	7,270
Series 2007-1 Class A2, 0.4255% 3/25/37 (e)(g)	585,024	408,083
Series 2007-2A:
Class A1, 0.4255% 7/25/37 (e)(g)	1,223,643	988,695
Class A2, 0.4755% 7/25/37 (e)(g)	1,146,367	785,515
Class M1, 0.5255% 7/25/37 (e)(g)	351,255	112,107
Class M2, 0.5655% 7/25/37 (e)(g)	183,291	29,207
Class M3, 0.6455% 7/25/37 (e)(g)	185,207	16,503
Class M4, 0.8055% 7/25/37 (e)(g)	180,968	5,567
Series 2007-3:
Class A2, 0.4455% 7/25/37 (e)(g)	497,511	348,228
Class M1, 0.4655% 7/25/37 (e)(g)	197,833	126,686
Class M2, 0.4955% 7/25/37 (e)(g)	210,902	119,718
Class M3, 0.5255% 7/25/37 (e)(g)	340,236	149,184
Class M4, 0.6555% 7/25/37 (e)(g)	597,104	143,640
Class M5, 0.7555% 7/25/37 (e)(g)	271,739	45,943
Class M6, 0.9555% 7/25/37 (e)(g)	63,866	440
Series 2007-4A:
Class M1, 1.1055% 9/25/37 (e)(g)	177,908	20,952
Class M2, 1.2055% 9/25/37 (e)(g)	177,908	11,358
Series 2006-3A, Class IO, 0% 10/25/36 (e)(g)(i)	13,397,598	1
Series 2007-5A, Class IO, 4.186% 10/25/37 (e)(g)(i)	5,828,369	357,088
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class E, 0.4545% 3/15/22 (e)(g)	449,935	440,936
Class F, 0.5045% 3/15/22 (e)(g)	1,770,000	1,681,500
Class G, 0.5545% 3/15/22 (e)(g)	364,000	334,880
Class H, 0.7045% 3/15/22 (e)(g)	554,000	493,060
Class J, 0.8545% 3/15/22 (e)(g)	554,000	481,980
sequential payer:
Series 2007-PW15 Class A4, 5.331% 2/11/44	9,761,709	10,645,749
Series 2007-PW16 Class A4, 5.7058% 6/11/40 (g)	2,484,000	2,799,863
Series 2007-PW18 Class A4, 5.7% 6/11/50	20,000,000	22,623,260
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-T22 Class A4, 5.5801% 4/12/38 (g)	$ 215,669	$ 231,737
Series 2007-PW18 Class X2, 0.2966% 6/11/50 (e)(g)(i)	87,998,888	599,096
Series 2007-T28 Class X2, 0.1573% 9/11/42 (e)(g)(i)	54,025,635	173,963
C-BASS Trust floater Series 2006-SC1 Class A, 0.4255% 5/25/36 (e)(g)	417,111	401,962
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4233% 5/15/35 (e)(g)(i)	3,707,308	50,468
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,688,000	1,724,100
Class A4, 5.322% 12/11/49	123,188,500	135,974,481
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (g)	1,937,000	1,886,553
COMM Mortgage Trust pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0045% 4/15/17 (e)(g)	103,547	103,436
Series 2006-FL12 Class AJ, 0.2845% 12/15/20 (e)(g)	602,083	599,036
sequential payer Series 2006-C7 Class A1A, 5.741% 6/10/46 (g)	58,248,136	63,523,961
Series 2004-LB4A Class A5, 4.84% 10/15/37	61,056,169	61,658,366
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (g)	26,136	26,030
Series 2007-C3 Class A4, 5.6783% 6/15/39 (g)	33,827,473	37,024,439
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	19,378,000	21,543,046
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5045% 4/15/22 (e)(g)	6,186,000	5,835,211
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2001-CK6 Class AX, 1.3434% 8/15/36 (g)(i)	123,365	178
Series 2001-CKN5 Class AX, 0.6562% 9/15/34 (e)(g)(i)	8,580	1
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class C:
0.3245% 2/15/22 (e)(g)	1,004,349	995,951
0.4245% 2/15/22 (e)(g)	543,000	536,233
Class F, 0.4745% 2/15/22 (e)(g)	1,086,000	1,063,295
Commercial Mortgage Securities - continued
	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates: - continued
Series 2007-C1:
Class ASP, 0.354% 2/15/40 (g)(i)	$ 21,372,777	$ 620
Class B, 5.487% 2/15/40 (e)(g)	2,651,000	369,788
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	61,848,705	67,805,416
Series 2001-1 Class X1, 1.7244% 5/15/33 (e)(g)(i)	353,441	7,365
Series 2007-C1 Class XP, 0.1602% 12/10/49 (g)(i)	18,620,704	7,225
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3471% 11/5/21 (e)(g)	652,000	647,485
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	30,095,000	33,175,404
Series 2006-GG7 Class A4, 5.8197% 7/10/38 (g)	13,697,323	14,961,846
Series 2007-GG11 Class A1, 0.2936% 12/10/49 (e)(g)(i)	25,716,001	49,966
GS Mortgage Securities Corp. II Series 2006-GG6:
Class A2, 5.506% 4/10/38	228,520	228,677
Class A3, 5.5491% 4/10/38 (g)	20,000,000	20,011,900
GS Mortgage Securities Corp. Trust:
Series 2013- C, 2.974% 1/10/30 (e)	6,810,000	6,793,251
Series 2013-XA1, 1.331% 1/10/30 (e)(g)(i)	171,799,000	6,478,935
Series 2013-XB1, 0.6525% 1/10/30 (e)(g)(i)	120,531,000	2,893,744
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39 (g)	5,900,000	6,460,117
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (e)	5,290,000	5,371,795
Class DFX, 4.4065% 11/5/30 (e)	37,038,000	37,822,561
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FL2A:
Class B, 0.3245% 11/15/18 (e)(g)	742,624	727,344
Class C, 0.3645% 11/15/18 (e)(g)	527,433	513,723
Class D, 0.3845% 11/15/18 (e)(g)	117,133	111,746
Class E, 0.4345% 11/15/18 (e)(g)	214,186	204,013
Class F, 0.4845% 11/15/18 (e)(g)	320,945	304,899
Class G, 0.5145% 11/15/18 (e)(g)	279,111	264,459
Class H, 0.6545% 11/15/18 (e)(g)	214,234	200,846
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	38,737,153	42,385,031
Series 2006-CB17:
Class A3, 5.45% 12/12/43	96,977	96,866
Class A4, 5.429% 12/12/43	18,640,000	20,147,212
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer:
Series 2006-LDP8 Class A1A, 5.397% 5/15/45	$ 65,486,768	$ 71,419,215
Series 2007-CB18 Class A4, 5.44% 6/12/47	15,745,000	17,342,551
Series 2007-CB19 Class A4, 5.7093% 2/12/49 (g)	47,976,000	53,559,605
Series 2007-LD11:
Class A2, 5.7984% 6/15/49 (g)	1,587,469	1,596,946
Class A4, 5.8134% 6/15/49 (g)	109,185,368	121,768,654
Series 2007-LDPX Class A3, 5.42% 1/15/49	27,604,263	30,519,908
Series 2006-LDP7 Class A4, 5.8726% 4/15/45 (g)	28,290,000	30,909,513
Series 2007-CB19:
Class B, 5.7093% 2/12/49 (g)	148,000	47,587
Class C, 5.7093% 2/12/49 (g)	388,000	81,524
Class D, 5.7093% 2/12/49 (g)	407,000	75,317
Series 2007-CB20 Class A1A, 5.746% 2/12/51	79,316,115	89,246,175
Series 2007-LDP10:
Class CS, 5.466% 1/15/49 (g)	143,000	25,377
Class ES, 5.7261% 1/15/49 (e)(g)	896,000	42,517
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8924% 7/15/44 (g)	1,403,000	1,574,578
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	780,000	855,137
Series 2006-C7 Class A2, 5.3% 11/15/38	894,941	928,086
Series 2007-C1 Class A4, 5.424% 2/15/40	45,237,000	49,957,255
Series 2007-C2 Class A3, 5.43% 2/15/40	3,839,131	4,244,121
Series 2007-C6 Class A4, 5.858% 7/15/40 (g)	3,932,188	4,242,186
Series 2007-C7:
Class A3, 5.866% 9/15/45	49,280,141	56,182,613
Class XCP, 0.2771% 9/15/45 (g)(i)	101,136,477	249,099
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class H, 0.5545% 9/15/21 (e)(g)	224,234	222,582
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4207% 1/12/44 (e)(g)	1,509,000	1,355,581
Series 2007-C1:
Class A3, 5.8409% 6/12/50 (g)	5,214,876	5,377,768
Class A4, 5.8409% 6/12/50 (g)	54,971,000	61,862,494
Series 2008-C1 Class A4, 5.69% 2/12/51	3,649,333	4,088,111
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2748% 12/12/49 (g)	86,065	85,851
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (g)	$ 3,140,000	$ 3,398,199
Class ASB, 5.133% 12/12/49 (g)	745,111	766,429
Series 2007-5 Class A4, 5.378% 8/12/48	48,914,000	53,313,912
Series 2007-6:
Class A2, 5.331% 3/12/51	8,744,720	8,767,325
Class A4, 5.485% 3/12/51 (g)	24,350,000	26,960,052
Series 2007-7 Class A4, 5.7439% 6/12/50 (g)	6,069,000	6,771,135
Series 2007-9:
Class A2, 5.59% 9/12/49	1,249,639	1,251,394
Class A4, 5.7% 9/12/49	185,000	207,821
Class ASB, 5.644% 9/12/49	8,888,067	9,053,340
Series 2006-4 Class XP, 0.618% 12/12/49 (g)(i)	21,729,979	115,821
Series 2007-6 Class B, 5.635% 3/12/51 (g)	1,734,000	415,564
Series 2007-7 Class B, 5.7439% 6/12/50 (g)	1,295,000	52,432
Series 2007-8 Class A3, 5.8943% 8/12/49 (g)	1,496,000	1,682,749
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (e)(g)	291,739	219,534
Series 2007-XLFA:
Class C, 0.315% 10/15/20 (e)(g)	6,487,000	6,299,435
Class D, 0.345% 10/15/20 (e)(g)	4,105,000	3,965,783
Class E, 0.405% 10/15/20 (e)(g)	8,181,000	7,862,645
Class F, 0.455% 10/15/20 (e)(g)	9,173,000	8,724,312
Class G, 0.495% 10/15/20 (e)(g)	505,000	483,500
Class H, 0.585% 10/15/20 (e)(g)	318,000	293,331
Class J, 0.735% 10/15/20 (e)(g)	183,596	79,392
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/12/44 (g)	1,799,749	1,841,504
Series 2006-IQ11 Class A4, 5.6648% 10/15/42 (g)	449,362	480,371
Series 2006-T23 Class A3, 5.8071% 8/12/41 (g)	885,000	895,378
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (g)	2,601,000	2,882,571
Class AAB, 5.654% 4/15/49	3,199,773	3,324,845
Class B, 5.7406% 4/15/49 (g)	426,000	89,471
Providence Place Group Ltd. Partnership sequential payer Series 2000-C1 Class A1, 7.75% 7/20/16 (e)	1,553,847	1,665,880
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (e)	245,000	94,473
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.4945% 9/15/21 (e)(g)	$ 1,167,721	$ 1,160,422
Class G, 0.5145% 9/15/21 (e)(g)	1,452,000	1,422,960
Class J, 0.7545% 9/15/21 (e)(g)	323,000	284,240
Series 2007-WHL8:
Class F, 0.6345% 6/15/20 (e)(g)	3,844,000	3,507,227
Class LXR1, 0.8545% 6/15/20 (e)(g)	212,275	201,427
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48	22,425,090	24,553,567
Series 2007-C30 Class A5, 5.342% 12/15/43	80,574,818	88,822,464
Series 2007-C31 Class A4, 5.509% 4/15/47	82,313,867	89,912,425
Series 2007-C32 Class A3, 5.7499% 6/15/49 (g)	69,892,000	77,626,577
Series 2007-C33:
Class A4, 5.9216% 2/15/51 (g)	75,012,848	82,770,152
Class A5, 5.9216% 2/15/51 (g)	12,818,000	14,459,729
Series 2005-C19 Class B, 4.892% 5/15/44	1,734,000	1,788,475
Series 2005-C22:
Class B, 5.3811% 12/15/44 (g)	3,845,000	3,775,459
Class F, 5.3811% 12/15/44 (e)(g)	2,892,000	694,118
Series 2006-C27 Class A1A, 5.749% 7/15/45 (g)	54,849,277	59,961,010
Series 2007-C30 Class XP, 0.4783% 12/15/43 (e)(g)(i)	13,191,591	2,822
Series 2007-C31 Class C, 5.672% 4/15/47 (g)	4,147,000	3,435,404
Series 2007-C31A Class A2, 5.421% 4/15/47	6,338,410	6,339,950
Series 2007-C32:
Class D, 5.7499% 6/15/49 (g)	1,303,000	588,713
Class E, 5.7499% 6/15/49 (g)	2,054,000	694,938
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,805,403,601)		1,936,478,105
Municipal Securities - 2.3%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (g)	5,700,000	5,811,435
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	4,580,000	6,160,466
5.25% 4/1/14	9,500,000	9,534,770
7.3% 10/1/39	39,940,000	53,742,066
7.5% 4/1/34	18,570,000	25,200,047
Municipal Securities - continued
	Principal Amount	Value
California Gen. Oblig.: - continued
7.6% 11/1/40	$ 39,105,000	$ 55,129,056
7.625% 3/1/40	9,470,000	13,208,188
Chicago Gen. Oblig. (Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	5,105,000	5,336,920
Series 2010 C1, 7.781% 1/1/35	28,545,000	33,963,412
Series 2012 B, 5.432% 1/1/42	7,305,000	6,497,505
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	126,140,000	123,977,960
Series 2010 3, 5.547% 4/1/19	655,000	717,101
Series 2010, 4.421% 1/1/15	9,780,000	10,081,909
Series 2010-1, 6.63% 2/1/35	21,560,000	23,830,915
Series 2010-3:
6.725% 4/1/35	31,715,000	35,324,484
7.35% 7/1/35	14,750,000	17,235,228
Series 2011:
4.961% 3/1/16	2,090,000	2,219,350
5.665% 3/1/18	19,205,000	21,310,636
5.877% 3/1/19	53,765,000	60,325,943
Series 2013:
2.69% 12/1/17	6,955,000	7,029,140
3.14% 12/1/18	7,215,000	7,235,996
TOTAL MUNICIPAL SECURITIES (Cost $510,521,055)		523,872,527
Foreign Government and Government Agency Obligations - 0.9%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (e)	28,250,000	28,779,688
5.75% 9/26/23 (e)	25,847,000	26,331,631
Brazilian Federative Republic:
4.25% 1/7/25	26,790,000	25,785,375
5.625% 1/7/41	27,107,000	26,632,628
United Mexican States:
4% 10/2/23	64,192,000	64,994,400
4.75% 3/8/44	26,992,000	25,170,040
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $200,133,986)		197,693,762
Bank Notes - 0.0%
	Principal Amount	Value
Fifth Third Bank 4.75% 2/1/15 (Cost $2,040,205)	$ 2,013,000	$ 2,089,607
Fixed-Income Funds - 20.1%
	Shares
Fidelity Mortgage Backed Securities Central Fund (h) (Cost $4,410,095,283)	42,840,786	4,589,533,381
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.10% (a) (Cost $557,528,811)	557,528,811	557,528,811
Cash Equivalents - 2.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.05%, dated 2/28/14 due 3/3/14 (Collateralized by U.S. Government Obligations) # (b) (Cost $561,314,000)	$ 561,316,339	561,314,000
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $22,950,312,405)		23,695,321,419
NET OTHER ASSETS (LIABILITIES) (c) - (3.9)%		(896,434,006)
NET ASSETS - 100%		$ 22,798,887,413
TBA Sale Commitments
	Principal Amount
Fannie Mae
3% 3/1/44	$ (6,400,000)	(6,215,689)
3.5% 3/1/44	(34,000,000)	(34,461,410)
3.5% 3/1/44	(28,800,000)	(29,190,842)
TBA Sale Commitments - continued
	Principal Amount	Value
Fannie Mae - continued
4% 3/1/44	$ (700,000)	$ (733,578)
4% 3/1/44	(5,100,000)	(5,344,641)
4% 3/1/44	(21,000,000)	(22,007,345)
TOTAL FANNIE MAE		(97,953,505)
Ginnie Mae
4% 3/1/44	(8,500,000)	(9,012,657)
TOTAL TBA SALE COMMITMENTS (Proceeds $106,693,875)		$ (106,966,162)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Includes cash collateral of $100 from securities on loan.
(d) Non-income producing - Security is in default.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,125,525,425 or 4.9% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(j) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$561,314,000 due 3/03/14 at 0.05%
Commerz Markets LLC	$ 556,395,981
Mizuho Securities USA, Inc.	4,918,019
$ 561,314,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 340,155
Fidelity Mortgage Backed Securities Central Fund	66,495,562
Total	$ 66,835,717
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 6,408,870,051	$ 66,495,562	$ 1,995,263,848	$ 4,589,533,381	45.0%
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 7,377,459,915	$ -	$ 7,377,459,915	$ -
U.S. Government and Government Agency Obligations	6,410,336,029	-	6,410,336,029	-
U.S. Government Agency - Mortgage Securities	1,056,899,863	-	1,056,899,863	-
Asset-Backed Securities	231,862,247	-	227,221,478	4,640,769
Collateralized Mortgage Obligations	250,253,172	-	249,318,532	934,640
Commercial Mortgage Securities	1,936,478,105	-	1,934,880,446	1,597,659
Municipal Securities	523,872,527	-	523,872,527	-
Foreign Government and Government Agency Obligations	197,693,762	-	197,693,762	-
Bank Notes	2,089,607	-	2,089,607	-
Fixed-Income Funds	4,589,533,381	4,589,533,381	-	-
Money Market Funds	557,528,811	557,528,811	-	-
Cash Equivalents	561,314,000	-	561,314,000	-
Total Investments in Securities:	$ 23,695,321,419	$ 5,147,062,192	$ 18,541,086,159	$ 7,173,068
Other Financial Instruments:
TBA Sale Commitments	$ (106,966,162)	$ -	$ (106,966,162)	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $549,257,481 and repurchase agreements of $561,314,000) - See accompanying schedule: Unaffiliated issuers (cost $17,982,688,311)	$ 18,548,259,227
Fidelity Central Funds (cost $4,967,624,094)	5,147,062,192
Total Investments (cost $22,950,312,405)		$23,695,321,419
Cash		1,347
Receivable for investments sold, regular delivery		17,665,328
Receivable for TBA sale commitments		106,693,875
Receivable for fund shares sold		15,434,665
Interest receivable		120,825,949
Distributions receivable from Fidelity Central Funds		34,246
Receivable from investment adviser for expense reductions		321,686
Other receivables		93
Total assets		23,956,298,608

Liabilities
Payable for investments purchased Regular delivery	$ 198,259,629
Delayed delivery	276,695,513
TBA sale commitments, at value	106,966,162
Payable for fund shares redeemed	6,572,912
Accrued management fee	6,610,689
Other affiliated payables	992,190
Collateral on securities loaned, at value	561,314,100
Total liabilities		1,157,411,195

Net Assets		$ 22,798,887,413
Net Assets consist of:
Paid in capital		$ 22,294,349,051
Undistributed net investment income		79,730,723
Accumulated undistributed net realized gain (loss) on investments		(319,929,088)
Net unrealized appreciation (depreciation) on investments		744,736,727
Net Assets		$ 22,798,887,413

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

February 28, 2014 (Unaudited)

Series Investment Grade Bond: Net Asset Value, offering price and redemption price per share ($12,013,540,129 ÷ 1,062,211,568 shares)	$ 11.31

Class F: Net Asset Value, offering price and redemption price per share ($10,785,347,284 ÷ 953,243,406 shares)	$ 11.31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended February 28, 2014 (Unaudited)

Investment Income
Interest		$ 308,776,474
Income from Fidelity Central Funds		66,835,717
Total income		375,612,191

Expenses
Management fee	$ 43,060,423
Transfer agent fees	6,494,044
Independent trustees' compensation	48,997
Miscellaneous	22,330
Total expenses before reductions	49,625,794
Expense reductions	(323,596)	49,302,198
Net investment income (loss)		326,309,993
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	44,740,876
Fidelity Central Funds	(26,198,404)
Total net realized gain (loss)		18,542,472
Change in net unrealized appreciation (depreciation) on: Investment securities	537,067,187
Delayed delivery commitments	(1,339,961)
Total change in net unrealized appreciation (depreciation)		535,727,226
Net gain (loss)		554,269,698
Net increase (decrease) in net assets resulting from operations		$ 880,579,691

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 326,309,993	$ 546,912,803
Net realized gain (loss)	18,542,472	31,964,345
Change in net unrealized appreciation (depreciation)	535,727,226	(1,306,467,388)
Net increase (decrease) in net assets resulting from operations	880,579,691	(727,590,240)
Distributions to shareholders from net investment income	(324,311,736)	(520,329,628)
Distributions to shareholders from net realized gain	(16,331,656)	(915,114,160)
Total distributions	(340,643,392)	(1,435,443,788)
Share transactions - net increase (decrease)	(4,922,150,709)	5,229,285,534
Total increase (decrease) in net assets	(4,382,214,410)	3,066,251,506

Net Assets
Beginning of period	27,181,101,823	24,114,850,317
End of period (including undistributed net investment income of $79,730,723 and undistributed net investment income of $77,732,466, respectively)	$ 22,798,887,413	$ 27,181,101,823

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Investment Grade Bond

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.07	$ 12.05	$ 11.83	$ 11.94	$ 11.29	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.146	.240	.321	.374	.432	.486
Net realized and unrealized gain (loss)	.247	(.542)	.464	.206	.765	1.146
Total from investment operations	.393	(.302)	.785	.580	1.197	1.632
Distributions from net investment income	(.145)	(.229)	(.345)	(.357)	(.422)	(.332)
Distributions from net realized gain	(.008)	(.449)	(.220)	(.333)	(.125)	(.010)
Total distributions	(.153)	(.678)	(.565)	(.690)	(.547)	(.342)
Net asset value, end of period	$ 11.31	$ 11.07	$ 12.05	$ 11.83	$ 11.94	$ 11.29
Total Return B, C	3.57%	(2.67)%	6.87%	5.11%	10.90%	16.54%
Ratios to Average Net Assets E, H
Expenses before reductions	.46% A	.46%	.46%	.47%	.48%	.50% A
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45% A
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45% A
Net investment income (loss)	2.63% A	2.09%	2.72%	3.23%	3.75%	5.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,013,540	$ 14,142,872	$ 14,011,346	$ 15,646,684	$ 14,060,678	$ 11,881,921
Portfolio turnover rate F	159% A	215%	158%	213% I	109% I	156% A, I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 8, 2008 (commencement of operations) to August 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class F

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.08	$ 12.05	$ 11.84	$ 11.95	$ 11.30	$ 10.96
Income from Investment Operations
Net investment income (loss) D	.151	.251	.332	.385	.442	.104
Net realized and unrealized gain (loss)	.238	(.532)	.455	.207	.767	.323
Total from investment operations	.389	(.281)	.787	.592	1.209	.427
Distributions from net investment income	(.151)	(.240)	(.357)	(.369)	(.434)	(.087)
Distributions from net realized gain	(.008)	(.449)	(.220)	(.333)	(.125)	-
Total distributions	(.159)	(.689)	(.577)	(.702)	(.559)	(.087)
Net asset value, end of period	$ 11.31	$ 11.08	$ 12.05	$ 11.84	$ 11.95	$ 11.30
Total Return B, C	3.53%	(2.49)%	6.89%	5.22%	11.00%	3.91%
Ratios to Average Net Assets E, H
Expenses before reductions	.35% A	.35%	.35%	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35% A
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35% A
Net investment income (loss)	2.72% A	2.18%	2.82%	3.33%	3.85%	5.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,785,347	$ 13,038,230	$ 10,103,504	$ 5,931,766	$ 2,207,408	$ 949
Portfolio turnover rate F	159% A	215%	158%	213% I	109% I	156% A, I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .01%.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of operations) to August 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended February 28, 2014 (Unaudited)

1. Organization.

Fidelity® Series Investment Grade Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Investment Grade Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date were less than .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Swaps	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

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Notes to Financial Statements (Unaudited) - continued

2. Investments in Fidelity Central Funds - continued

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

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3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to market discount, partnerships (including allocations from Fidelity Central Funds), certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 921,244,164
Gross unrealized depreciation	(119,498,074)
Net unrealized appreciation (depreciation) on securities and other investments	$ 801,746,090

Tax cost	$ 22,893,575,329

The Fund intends to elect to defer to its fiscal year ending August 31, 2014 approximately $319,894,832 of capital losses recognized during the period November 1, 2012 to August 31, 2013.

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

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4. Purchases and Sales of Investments.

Purchases and sales of (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $2,553,656,316 and $3,495,214,104, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and interest expense, including commitment fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Investment Grade Bond. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Series Investment Grade Bond	$ 6,494,044.10

* Annualized

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $22,330 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

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Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $320,579.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement

Series Investment Grade Bond	.45%	$ 321,686

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,910.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2014	Year ended August 31, 2013
From net investment income
Series Investment Grade Bond	$ 166,658,997	$ 275,637,809
Class F	157,652,739	244,691,819
Total	$ 324,311,736	$ 520,329,628
From net realized gain
Series Investment Grade Bond	$ 8,595,685	$ 516,511,318
Class F	7,735,971	398,602,842
Total	$ 16,331,656	$ 915,114,160

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Series Investment Grade Bond
Shares sold	159,489,937	229,479,874	$ 1,782,106,663	$ 2,640,091,672
Reinvestment of distributions	15,620,117	68,189,424	175,254,682	792,149,127
Shares redeemed	(390,391,636)	(183,215,218)	(4,367,987,383)	(2,128,158,559)
Net increase (decrease)	(215,281,582)	114,454,080	$ (2,410,626,038)	$ 1,304,082,240
Class F
Shares sold	137,833,447	336,034,068	$ 1,540,912,555	$ 3,882,889,942
Reinvestment of distributions	14,734,261	55,411,913	165,388,710	643,294,661
Shares redeemed	(376,582,526)	(52,557,702)	(4,217,825,936)	(600,981,309)
Net increase (decrease)	(224,014,818)	338,888,279	$ (2,511,524,671)	$ 3,925,203,294

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Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Investment Grade Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

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Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one- and three-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Series Investment Grade Bond Fund

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The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

The Board further considered that FMR contractually agreed to reimburse the retail class of the fund to the extent that total expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 0.45%.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

LIG-SANN-0414
1.873110.105

Fidelity®

Short-Term Bond

Fund -
Class F

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Short-Term Bond	.45%
Actual		$ 1,000.00	$ 1,011.50	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Class F	.35%
Actual		$ 1,000.00	$ 1,012.00	$ 1.75
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2014	As of August 31, 2013
U.S. Government and U.S. Government Agency Obligations † 30.5%	U.S. Government and U.S. Government Agency Obligations † 35.6%
AAA 21.3%	AAA 20.7%
AA 8.3%	AA 7.9%
A 17.0%	A 15.8%
BBB 20.6%	BBB 18.1%
BB and Below 1.0%	BB and Below 0.8%
Not Rated 0.7%	Not Rated†† 0.0%
Short-Term Investments and Net Other Assets 0.6%	Short-Term Investments and Net Other Assets 1.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2014
6 months ago
Years	2.2	2.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2014
6 months ago
Years	1.9	1.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2014*		As of August 31, 2013**
	Corporate Bonds 43.5%		Corporate Bonds 40.0%
	U.S. Government and U.S. Government Agency Obligations † 30.5%		U.S. Government and U.S. Government Agency Obligations † 35.6%
	Asset-Backed Securities 14.2%		Asset-Backed Securities 13.8%
	CMOs and Other Mortgage Related Securities 10.0%		CMOs and Other Mortgage Related Securities 8.5%
	Municipal Bonds 0.7%		Municipal Bonds 0.6%
	Other Investments 0.5%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 0.6%		Short-Term Investments and Net Other Assets (Liabilities) 1.1%
* Foreign investments	14.5%	** Foreign investments	12.5%
* Futures and Swaps (0.0)% ††		** Futures and Swaps (0.0)% ††
† Includes NCUA Guaranteed Notes
†† Amount represents less than 0.1%

Semiannual Report

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 43.5%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 3.0%
Automobiles - 1.3%
Daimler Finance North America LLC:
0.8421% 1/9/15 (f)(h)	$ 6,730	$ 6,753
1.25% 1/11/16 (f)	10,000	10,073
1.3% 7/31/15 (f)	17,811	17,960
1.45% 8/1/16 (f)	5,906	5,962
1.65% 4/10/15 (f)	8,910	9,002
1.95% 3/28/14 (f)	13,316	13,328
2.3% 1/9/15 (f)	8,860	8,994
Volkswagen International Finance NV:
1.6% 11/20/17 (f)	9,139	9,180
1.625% 3/22/15 (f)	16,952	17,123
2.375% 3/22/17 (f)	8,440	8,731
		107,106
Media - 1.7%
COX Communications, Inc. 5.5% 10/1/15	3,080	3,301
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	14,442	14,792
NBCUniversal Enterprise, Inc. 0.7759% 4/15/16 (f)(h)	20,000	20,054
NBCUniversal, Inc.:
2.875% 4/1/16	8,800	9,169
3.65% 4/30/15	15,820	16,397
News America, Inc. 5.3% 12/15/14	9,474	9,843
Thomson Reuters Corp.:
0.875% 5/23/16	4,387	4,378
1.3% 2/23/17	2,865	2,863
Time Warner Cable, Inc. 5.85% 5/1/17	17,860	20,201
Time Warner, Inc. 3.15% 7/15/15	11,388	11,781
Viacom, Inc. 1.25% 2/27/15	10,835	10,898
Walt Disney Co. 1.1% 12/1/17	7,616	7,581
		131,258
TOTAL CONSUMER DISCRETIONARY		238,364
CONSUMER STAPLES - 2.6%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc. 0.8% 1/15/16	20,514	20,586
Anheuser-Busch InBev Worldwide, Inc. 0.8% 7/15/15	17,658	17,751
FBG Finance Ltd. 5.125% 6/15/15 (f)	6,866	7,241
Heineken NV:
0.8% 10/1/15 (f)	12,017	12,045
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Heineken NV: - continued
1.4% 10/1/17 (f)	$ 4,476	$ 4,466
SABMiller Holdings, Inc. 2.45% 1/15/17 (f)	18,776	19,399
		81,488
Food & Staples Retailing - 0.4%
Wal-Mart Stores, Inc. 2.25% 7/8/15	9,508	9,744
Walgreen Co.:
1% 3/13/15	13,123	13,176
1.8% 9/15/17	5,572	5,643
		28,563
Food Products - 0.7%
ConAgra Foods, Inc. 1.3% 1/25/16	24,834	25,042
General Mills, Inc. 0.875% 1/29/16	7,655	7,677
Kraft Foods Group, Inc. 1.625% 6/4/15	17,580	17,814
William Wrigley Jr. Co. 1.4% 10/21/16 (f)	5,283	5,317
		55,850
Tobacco - 0.5%
Altria Group, Inc. 4.125% 9/11/15	19,900	20,942
Reynolds American, Inc.:
1.05% 10/30/15	9,807	9,841
6.75% 6/15/17	11,767	13,622
		44,405
TOTAL CONSUMER STAPLES		210,306
ENERGY - 3.1%
Energy Equipment & Services - 0.3%
Cameron International Corp. 1.6% 4/30/15	6,703	6,773
Nabors Industries, Inc. 2.35% 9/15/16 (f)	4,533	4,642
Petrofac Ltd. 3.4% 10/10/18 (f)	15,515	15,739
		27,154
Oil, Gas & Consumable Fuels - 2.8%
BG Energy Capital PLC 2.875% 10/15/16 (f)	8,959	9,391
Canadian Natural Resources Ltd. 1.45% 11/14/14	16,337	16,452
Devon Energy Corp. 1.2% 12/15/16	9,378	9,411
Enbridge, Inc. 0.8966% 10/1/16 (h)	18,000	18,051
Enterprise Products Operating LP 1.25% 8/13/15	6,656	6,708
Marathon Petroleum Corp. 3.5% 3/1/16	11,885	12,480
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras Global Finance BV 2% 5/20/16	$ 23,350	$ 23,207
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	8,790	8,900
3.875% 1/27/16	8,216	8,442
Petroleos Mexicanos 3.125% 1/23/19 (f)	1,329	1,359
Phillips 66 Co.:
1.95% 3/5/15	18,490	18,757
2.95% 5/1/17	4,000	4,209
Schlumberger Investment SA 1.25% 8/1/17 (f)	13,136	13,059
Southeast Supply Header LLC 4.85% 8/15/14 (f)	10,282	10,455
Spectra Energy Partners, LP 2.95% 6/15/16	4,126	4,300
Total Capital International SA:
0.75% 1/25/16	10,823	10,878
1% 1/10/17	25,050	25,257
TransCanada PipeLines Ltd. 0.9269% 6/30/16 (h)	20,300	20,455
		221,771
TOTAL ENERGY		248,925
FINANCIALS - 25.3%
Capital Markets - 2.1%
Goldman Sachs Group, Inc.:
0.6959% 3/22/16 (h)	14,000	13,963
1.748% 9/15/17	25,000	25,000
2.375% 1/22/18	17,090	17,328
3.625% 2/7/16	10,300	10,815
JPMorgan Chase & Co.:
0.8544% 2/26/16 (h)	10,000	10,054
1.1% 10/15/15	8,630	8,681
1.125% 2/26/16	10,000	10,059
1.35% 2/15/17	20,000	20,083
Morgan Stanley:
1.1944% 12/19/14 (h)	10,000	10,045
1.75% 2/25/16	24,655	25,078
5.45% 1/9/17	16,000	17,798
		168,904
Commercial Banks - 11.8%
ABN AMRO Bank NV 1.0354% 10/28/16 (f)(h)	15,000	15,075
ANZ Banking Group Ltd. 0.4364% 5/7/15 (f)(h)	10,000	10,016
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Australia & New Zealand Banking Group Ltd.:
0.9% 2/12/16	$ 18,000	$ 18,086
1.25% 1/10/17	12,350	12,421
1.875% 10/6/17	5,000	5,059
Bank of America NA:
1.25% 2/14/17	8,020	8,028
5.3% 3/15/17	1,941	2,151
Bank of England 0.5% 3/6/15 (f)	28,468	28,543
Bank of Montreal 0.7126% 9/11/15 (h)	19,100	19,196
Bank of Nova Scotia:
1.375% 7/15/16	21,990	22,300
1.375% 12/18/17	8,336	8,296
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1% 2/26/16 (f)	18,000	17,987
1.55% 9/9/16 (f)	10,020	10,146
BB&T Corp. 3.2% 3/15/16	5,000	5,236
BNP Paribas 2.375% 9/14/17	9,111	9,369
BPCE SA 1.625% 2/10/17	10,000	10,001
Branch Banking & Trust Co. 1.45% 10/3/16	20,000	20,282
Capital One Bank NA:
1.15% 11/21/16	5,965	5,972
1.2% 2/13/17	14,603	14,613
Commonwealth Bank of Australia 1.95% 3/16/15	8,750	8,891
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 0.7229% 3/18/16 (h)	20,000	20,126
Credit Suisse New York Branch 3.5% 3/23/15	24,000	24,774
Danske Bank A/S 1.2917% 4/14/14 (f)(h)	12,690	12,701
Discover Bank 2% 2/21/18	20,410	20,387
Fifth Third Bancorp 3.625% 1/25/16	4,799	5,053
Fifth Third Bank:
0.6444% 2/26/16 (h)	10,000	10,015
0.9% 2/26/16	20,630	20,695
HSBC Bank PLC:
1.5% 5/15/18 (f)	8,960	8,827
3.1% 5/24/16 (f)	8,670	9,108
Huntington National Bank:
1.3% 11/20/16	5,667	5,697
1.35% 8/2/16	4,244	4,279
Intesa Sanpaolo SpA 2.375% 1/13/17	22,145	22,199
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA:
1.65% 2/1/18	$ 5,786	$ 5,782
5.8% 7/1/14	30,945	31,477
Marshall & Ilsley Bank 5% 1/17/17	686	746
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (f)	25,865	25,665
National Australia Bank Ltd. 1.6% 8/7/15	8,810	8,953
National Bank of Canada 1.5% 6/26/15	11,630	11,786
Nordea Bank AB 0.875% 5/13/16 (f)	13,640	13,614
PNC Bank NA:
0.8% 1/28/16	20,150	20,237
1.15% 11/1/16	9,964	10,019
1.3% 10/3/16	8,950	9,033
PNC Funding Corp. 3.625% 2/8/15	8,119	8,361
Rabobank (Netherlands) NV 2.125% 10/13/15	4,746	4,876
Regions Financial Corp. 2% 5/15/18	8,970	8,835
Royal Bank of Canada:
0.6116% 3/8/16 (h)	8,000	8,029
0.85% 3/8/16	10,000	10,034
1.2% 1/23/17	9,971	10,026
1.45% 9/9/16	7,275	7,398
1.5% 1/16/18	17,080	17,048
2.2% 7/27/18	9,000	9,144
Royal Bank of Scotland Group PLC 2.55% 9/18/15	31,690	32,426
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	20,000	20,114
1.45% 7/19/16	18,050	18,235
1.8% 7/18/17	13,200	13,297
SunTrust Banks, Inc.:
0.5256% 8/24/15 (h)	3,500	3,490
0.5466% 4/1/15 (h)	21,000	20,960
3.5% 1/20/17	10,203	10,818
5% 9/1/15	7,068	7,492
Svenska Handelsbanken AB 0.6959% 3/21/16 (h)	30,915	31,035
Union Bank NA:
1.5% 9/26/16	5,937	6,034
3% 6/6/16	10,000	10,492
Wachovia Bank NA 0.6176% 11/3/14 (h)	18,000	18,028
Wells Fargo & Co.:
1.5% 1/16/18	20,000	20,022
3.625% 4/15/15	17,400	18,029
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo Bank NA:
0.4459% 5/16/16 (h)	$ 11,015	$ 10,958
0.75% 7/20/15	18,000	18,096
Westpac Banking Corp.:
0.95% 1/12/16	17,080	17,205
1.125% 9/25/15	20,309	20,508
2% 8/14/17	15,561	15,907
		949,738
Consumer Finance - 4.4%
American Express Credit Corp.:
0.6866% 11/13/15 (h)	29,920	30,065
0.875% 11/13/15	8,640	8,685
1.3% 7/29/16	9,000	9,094
2.75% 9/15/15	14,274	14,749
2.8% 9/19/16	5,476	5,731
American Honda Finance Corp.:
0.6094% 5/26/16 (f)(h)	15,000	15,068
1.5% 9/11/17 (f)	5,156	5,187
Capital One Financial Corp.:
0.8765% 11/6/15 (h)	8,000	8,026
1% 11/6/15	8,630	8,654
1.3889% 7/15/14 (h)	3,250	3,260
2.15% 3/23/15	13,520	13,749
Ford Motor Credit Co. LLC:
1.7% 5/9/16	10,000	10,139
2.75% 5/15/15	13,438	13,753
3% 6/12/17	27,770	28,917
General Electric Capital Corp.:
1% 1/8/16	10,120	10,201
1.5% 7/12/16	38,455	39,107
2.25% 11/9/15	18,902	19,450
2.9% 1/9/17	30,326	31,915
3.35% 10/17/16	26,545	28,222
HSBC U.S.A., Inc.:
1.625% 1/16/18	7,507	7,489
2.375% 2/13/15	15,658	15,950
Hyundai Capital America:
1.45% 2/6/17 (f)	10,369	10,364
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America: - continued
1.625% 10/2/15 (f)	$ 9,965	$ 10,067
1.875% 8/9/16 (f)	2,372	2,407
		350,249
Diversified Financial Services - 4.3%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	3,415	3,415
Bank of America Corp.:
1.25% 1/11/16	18,223	18,346
1.5% 10/9/15	8,500	8,591
2% 1/11/18	8,915	8,961
2.6% 1/15/19	10,814	10,947
3.7% 9/1/15	35,610	37,113
Barclays Bank PLC 2.5% 2/20/19	12,950	13,089
Berkshire Hathaway, Inc. 1.55% 2/9/18	8,731	8,748
BP Capital Markets PLC:
1.375% 5/10/18	9,010	8,874
1.846% 5/5/17	10,000	10,201
2.248% 11/1/16	9,110	9,436
Citigroup, Inc.:
1.1986% 7/25/16 (h)	4,070	4,115
1.25% 1/15/16	41,517	41,776
1.3% 4/1/16	16,200	16,292
1.3% 11/15/16	13,708	13,744
1.7% 7/25/16	30,000	30,408
2.65% 3/2/15	31,563	32,188
3.953% 6/15/16	5,000	5,317
Deutsche Bank AG London Branch 1.4% 2/13/17	35,000	35,135
IntercontinentalExchange Group, Inc. 2.5% 10/15/18	6,180	6,324
JPMorgan Chase & Co.:
2.35% 1/28/19	7,361	7,391
3.4% 6/24/15	11,433	11,841
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (h)	1,425	1,455
TECO Finance, Inc. 4% 3/15/16	3,850	4,084
		347,791
Insurance - 1.4%
AEGON NV 4.625% 12/1/15	13,580	14,438
American International Group, Inc. 3.8% 3/22/17	6,472	6,953
Aon Corp. 3.5% 9/30/15	6,775	7,048
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Assurant, Inc. 2.5% 3/15/18	$ 10,000	$ 10,023
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	10,000	10,186
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	9,195	9,397
MetLife, Inc. 1.756% 12/15/17 (d)	3,748	3,800
Metropolitan Life Global Funding I:
1.5% 1/10/18 (f)	19,930	19,584
2.5% 9/29/15 (f)	5,000	5,153
Pricoa Global Funding I 1.15% 11/25/16 (f)	6,030	6,041
Principal Life Global Funding II 0.6036% 5/27/16 (f)(h)	14,000	14,022
Prudential Financial, Inc. 2.3% 8/15/18	2,889	2,920
Symetra Financial Corp. 6.125% 4/1/16 (f)	4,284	4,578
		114,143
Real Estate Investment Trusts - 0.5%
Developers Diversified Realty Corp.:
5.5% 5/1/15	8,905	9,356
9.625% 3/15/16	2,618	3,042
Equity One, Inc.:
5.375% 10/15/15	1,026	1,097
6.25% 1/15/17	359	401
HCP, Inc. 3.75% 2/1/16	4,850	5,115
Health Care Property Investors, Inc. 6% 1/30/17	11,796	13,325
Health Care REIT, Inc.:
2.25% 3/15/18	3,548	3,577
4.7% 9/15/17	1,232	1,355
Simon Property Group LP 2.15% 9/15/17	3,000	3,079
		40,347
Real Estate Management & Development - 0.8%
Brandywine Operating Partnership LP:
6% 4/1/16	5,916	6,440
7.5% 5/15/15	9,188	9,892
Liberty Property LP 5.125% 3/2/15	3,000	3,124
Mack-Cali Realty LP:
2.5% 12/15/17	6,061	6,130
5.8% 1/15/16	1,264	1,364
Prime Property Funding, Inc. 5.125% 6/1/15 (f)	1,059	1,105
Regency Centers LP 5.25% 8/1/15	8,860	9,369
Tanger Properties LP 6.15% 11/15/15	14,299	15,573
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP 1.55% 9/26/16	$ 3,765	$ 3,807
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	5,421	5,433
		62,237
TOTAL FINANCIALS		2,033,409
HEALTH CARE - 1.2%
Biotechnology - 0.1%
Amgen, Inc. 1.875% 11/15/14	9,340	9,432
Health Care Providers & Services - 0.3%
Aetna, Inc. 1.5% 11/15/17	1,062	1,059
Express Scripts Holding Co. 2.1% 2/12/15	14,095	14,292
UnitedHealth Group, Inc. 1.4% 10/15/17	1,766	1,766
WellPoint, Inc. 1.875% 1/15/18	4,545	4,542
		21,659
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 1.3% 2/1/17	2,357	2,357
Pharmaceuticals - 0.8%
AbbVie, Inc.:
1.2% 11/6/15	20,100	20,303
1.75% 11/6/17	14,670	14,776
Mylan, Inc. 1.35% 11/29/16	2,790	2,803
Perrigo Co. PLC 1.3% 11/8/16 (f)	2,355	2,358
Sanofi SA 2.625% 3/29/16	8,904	9,285
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	2,937	2,937
Zoetis, Inc.:
1.15% 2/1/16	7,580	7,616
1.875% 2/1/18	1,352	1,356
		61,434
TOTAL HEALTH CARE		94,882
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (f)	7,300	7,376
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	64	67
Iberbond 2004 PLC 4.826% 12/24/17 (k)	1,517	1,532
		1,599
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
General Electric Co. 0.85% 10/9/15	$ 9,204	$ 9,261
TOTAL INDUSTRIALS		18,236
INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.2%
Cisco Systems, Inc. 1.1% 3/3/17	20,300	20,374
Computers & Peripherals - 0.4%
Apple, Inc. 0.45% 5/3/16	20,340	20,318
Hewlett-Packard Co. 2.625% 12/9/14	9,430	9,577
		29,895
Electronic Equipment & Components - 0.3%
Tyco Electronics Group SA:
1.6% 2/3/15	4,513	4,554
2.375% 12/17/18	1,729	1,722
6.55% 10/1/17	14,688	17,060
		23,336
IT Services - 1.1%
IBM Corp. 1.95% 7/22/16	11,579	11,936
The Western Union Co.:
1.2336% 8/21/15 (h)	21,800	21,963
2.375% 12/10/15	3,818	3,918
2.875% 12/10/17	8,496	8,740
Xerox Corp.:
1.0559% 5/16/14 (h)	36,003	36,038
4.25% 2/15/15	8,040	8,309
		90,904
TOTAL INFORMATION TECHNOLOGY		164,509
MATERIALS - 0.5%
Chemicals - 0.1%
Ecolab, Inc. 1.45% 12/8/17	4,625	4,590
Sherwin-Williams Co. 1.35% 12/15/17	8,600	8,492
		13,082
Metals & Mining - 0.4%
Rio Tinto Finance (U.S.A.) PLC:
1.0839% 6/17/16 (h)	7,000	7,060
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (U.S.A.) PLC: - continued
1.375% 6/17/16	$ 14,541	$ 14,693
1.625% 8/21/17	8,700	8,761
		30,514
TOTAL MATERIALS		43,596
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.:
1.4% 12/1/17	8,600	8,539
2.5% 8/15/15	15,110	15,524
2.95% 5/15/16	16,570	17,310
British Telecommunications PLC:
1.25% 2/14/17	13,252	13,284
1.625% 6/28/16	5,269	5,356
2% 6/22/15	31,637	32,179
CenturyLink, Inc. 5.15% 6/15/17	11,140	11,948
Deutsche Telekom International Financial BV 3.125% 4/11/16 (f)	8,640	9,030
Verizon Communications, Inc.:
2% 11/1/16	18,076	18,529
2.5% 9/15/16	41,733	43,312
		175,011
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV:
1.2439% 9/12/16 (h)	10,300	10,439
2.375% 9/8/16	12,066	12,464
Vodafone Group PLC 0.9% 2/19/16	25,000	25,243
		48,146
TOTAL TELECOMMUNICATION SERVICES		223,157
UTILITIES - 2.8%
Electric Utilities - 2.0%
American Electric Power Co., Inc. 1.65% 12/15/17	12,378	12,380
Cleveland Electric Illuminating Co. 5.7% 4/1/17	2,644	2,860
Duke Energy Corp.:
1.625% 8/15/17	4,941	4,979
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Duke Energy Corp.: - continued
2.1% 6/15/18	$ 6,987	$ 7,067
3.95% 9/15/14	11,349	11,562
Entergy Louisiana LLC 1.875% 12/15/14	4,914	4,970
FirstEnergy Corp. 2.75% 3/15/18	7,379	7,438
LG&E and KU Energy LLC 2.125% 11/15/15	15,668	15,971
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	14,889	14,932
Niagara Mohawk Power Corp. 3.553% 10/1/14 (f)	14,230	14,482
Northeast Utilities 1.45% 5/1/18	2,384	2,333
Pacific Gas & Electric Co. 5.625% 11/30/17	13,827	15,867
Pepco Holdings, Inc. 2.7% 10/1/15	7,191	7,365
Progress Energy, Inc. 6.05% 3/15/14	8,651	8,664
Southern Co. 2.375% 9/15/15	9,325	9,570
Xcel Energy, Inc. 0.75% 5/9/16	20,000	19,926
		160,366
Multi-Utilities - 0.8%
Dominion Resources, Inc.:
1.4% 9/15/17	5,409	5,367
1.95% 8/15/16	5,976	6,120
2.25% 9/1/15	13,949	14,266
2.5469% 9/30/66 (h)	7,611	7,029
MidAmerican Energy Holdings, Co. 1.1% 5/15/17 (f)	12,000	11,972
NiSource Finance Corp. 5.4% 7/15/14	7,000	7,121
Sempra Energy 2.3% 4/1/17	8,835	9,080
		60,955
TOTAL UTILITIES		221,321
TOTAL NONCONVERTIBLE BONDS (Cost $3,460,225)		3,496,705
U.S. Government and Government Agency Obligations - 23.9%

U.S. Government Agency Obligations - 0.9%
Fannie Mae:
0.875% 2/8/18	417	411
1.625% 11/27/18	2,748	2,754
1.875% 9/18/18	1,483	1,507
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac:
0.875% 10/14/16	$ 46,827	$ 47,172
1% 9/29/17	15,906	15,873
1.25% 5/12/17	3,314	3,357
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		71,074
U.S. Treasury Obligations - 22.9%
U.S. Treasury Notes:
0.25% 2/29/16	302,253	301,804
0.375% 1/15/16	155,000	155,236
0.5% 7/31/17	100,000	98,656
0.625% 7/15/16	77,630	77,939
0.625% 8/15/16	207,442	208,139
0.625% 12/15/16	371,198	371,374
0.75% 1/15/17 (e)	155,351	155,812
0.875% 11/30/16 (g)	304,049	306,306
0.875% 1/31/17	164,722	165,674
TOTAL U.S. TREASURY OBLIGATIONS		1,840,940
Other Government Related - 0.1%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	12,000	12,144
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,920,168)		1,924,158
U.S. Government Agency - Mortgage Securities - 2.6%

Fannie Mae - 1.7%
1.85% 10/1/33 (h)	209	217
1.885% 2/1/33 (h)	142	148
1.91% 12/1/34 (h)	160	167
1.91% 3/1/35 (h)	126	131
1.929% 10/1/33 (h)	89	92
1.94% 7/1/35 (h)	57	59
2.045% 10/1/35 (h)	145	150
2.05% 3/1/35 (h)	24	25
2.23% 7/1/34 (h)	89	93
2.237% 3/1/35 (h)	1,295	1,355
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.256% 11/1/34 (h)	$ 1,042	$ 1,104
2.259% 5/1/33 (h)	26	27
2.303% 6/1/36 (h)	189	199
2.332% 3/1/35 (h)	85	90
2.335% 5/1/35 (h)	1,894	2,000
2.371% 12/1/33 (h)	927	979
2.371% 10/1/35 (h)	7,282	7,715
2.377% 7/1/35 (h)	1,705	1,808
2.421% 10/1/33 (h)	219	232
2.423% 11/1/36 (h)	295	313
2.427% 12/1/34 (h)	1,016	1,078
2.435% 2/1/35 (h)	1,937	2,050
2.452% 8/1/35 (h)	1,562	1,661
2.485% 11/1/34 (h)	8,371	8,895
2.486% 11/1/36 (h)	2,487	2,645
2.516% 7/1/35 (h)	590	628
2.527% 4/1/35 (h)	3,013	3,213
2.531% 10/1/41 (h)	4,336	4,520
2.536% 6/1/42 (h)	1,549	1,600
2.696% 9/1/41 (h)	5,586	5,849
2.822% 10/1/35 (h)	363	386
2.949% 11/1/40 (h)	974	1,024
2.959% 9/1/41 (h)	1,112	1,168
3.032% 8/1/41 (h)	1,326	1,381
3.093% 10/1/41 (h)	573	603
3.201% 1/1/40 (h)	2,628	2,789
3.224% 7/1/41 (h)	1,728	1,819
3.253% 2/1/40 (h)	4,876	5,156
3.296% 1/1/40 (h)	5,271	5,607
3.345% 10/1/41 (h)	999	1,058
3.49% 3/1/40 (h)	2,268	2,379
3.5% 1/1/26 to 5/1/27	18,850	19,982
3.55% 7/1/41 (h)	1,844	1,958
3.554% 2/1/40 (h)	1,775	1,868
3.589% 3/1/40 (h)	2,657	2,827
3.598% 12/1/39 (h)	632	664
5.5% 10/1/17 to 11/1/34	31,924	35,269
6.5% 3/1/14 to 8/1/17	369	383
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
7% 9/1/14 to 11/1/18	$ 215	$ 226
7.5% 11/1/31	3	4
TOTAL FANNIE MAE		135,594
Freddie Mac - 0.9%
2.268% 11/1/35 (h)	1,338	1,419
2.432% 4/1/35 (h)	2,471	2,613
2.463% 1/1/35 (h)	78	82
2.518% 8/1/34 (h)	484	515
2.53% 8/1/36 (h)	870	925
2.606% 6/1/37 (h)	1,731	1,842
2.877% 3/1/33 (h)	16	17
2.96% 8/1/41 (h)	3,645	3,819
3% 8/1/21	9,746	10,180
3.064% 10/1/35 (h)	255	272
3.114% 9/1/41 (h)	2,008	2,110
3.23% 4/1/41 (h)	1,082	1,142
3.249% 9/1/41 (h)	1,028	1,085
3.281% 6/1/41 (h)	1,373	1,451
3.464% 5/1/41 (h)	1,149	1,220
3.5% 1/1/26	4,708	4,982
3.567% 4/1/40 (h)	1,969	2,094
3.579% 2/1/40 (h)	3,184	3,387
3.61% 4/1/40 (h)	1,565	1,665
3.622% 6/1/41 (h)	1,795	1,911
3.695% 5/1/41 (h)	1,689	1,796
4% 9/1/25 to 4/1/26	10,020	10,733
4.5% 8/1/18 to 11/1/18	9,733	10,377
5% 4/1/20	4,333	4,599
8.5% 5/1/27 to 7/1/28	193	234
12% 11/1/19	1	1
TOTAL FREDDIE MAC		70,471
Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	1,500	1,761
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $203,208)		207,826
Asset-Backed Securities - 14.2%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$ 1,496	$ 1,444
Series 2005-1 Class M1, 0.6255% 4/25/35 (h)	447	396
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8055% 3/25/34 (h)	83	77
Series 2006-OP1 Class M1, 0.4355% 4/25/36 (h)	8,000	719
Ally Auto Receivables Trust:
Series 2013-1 Class A3, 0.63% 5/15/17	16,486	16,512
Series 2013-SN1 Class A3, 0.72% 5/20/16	13,560	13,592
Series 2014-SN1 Class A3, 0.75% 2/21/17	9,825	9,825
Ally Master Owner Trust:
Series 2010-4 Class A, 1.2245% 8/15/17 (h)	4,000	4,036
Series 2012-1 Class A2, 1.44% 2/15/17	26,831	27,053
Series 2012-3 Class A2, 1.21% 6/15/17	39,389	39,620
Series 2012-4 Class A, 1.72% 7/15/19	5,070	5,117
Series 2013-1 Class A2, 1% 2/15/18	20,300	20,377
American Express Credit Account Master Trust:
Series 2012-2 Class A, 0.68% 3/15/18	42,670	42,807
Series 2012-5 Class A, 0.59% 5/15/18	21,580	21,608
AmeriCredit Auto Receivables Trust:
Series 2012-5 Class A3, 0.62% 6/8/17	12,680	12,695
Series 2013-1 Class A3, 0.61% 10/10/17	17,370	17,360
Series 2013-3 Class A2, 0.68% 10/11/16	6,824	6,826
Series 2013-5 Class A3, 0.9% 9/10/18	12,732	12,778
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.9805% 4/25/34 (h)	60	32
Series 2005-R2 Class M1, 0.6055% 4/25/35 (h)	711	703
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9355% 3/25/34 (h)	378	350
Series 2004-W7 Class M1, 0.9805% 5/25/34 (h)	227	209
Series 2006-W4 Class A2C, 0.3155% 5/25/36 (h)	818	255
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.5255% 3/25/36 (h)	7	0*
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.5545% 9/15/17 (f)(h)	20,000	20,050
Capital One Multi-Asset Execution Trust:
Series 2013-A1 Class A1, 0.63% 11/15/18	48,779	48,818
Series 2013-A3 Class A3, 0.96% 9/16/19	13,122	13,129
Capital Trust Ltd. Series 2004-1 Class C, 1.254% 7/20/39 (f)(h)	101	40
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Carmax Auto Owner Trust Series 2012-3 Class A3, 0.52% 7/17/17	$ 6,590	$ 6,595
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2955% 12/25/36 (h)	1,214	702
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (f)	1,416	1,416
Series 2013-2A Class A, 1.75% 11/15/17 (f)	7,423	7,427
Chase Issuance Trust:
Series 2012-A8 Class A8, 0.54% 10/16/17	49,767	49,792
Series 2013-A8 Class A8, 1.01% 10/15/18	10,000	10,028
CIT Equipment Collateral:
Series 2012-VT1 Class A3, 1.1% 8/22/16 (f)	6,101	6,109
Series 2013-VT1 Class A3, 1.13% 7/20/20 (f)	17,500	17,510
Citibank Credit Card Issuance Trust:
Series 2012-A1 Class A1, 0.55% 10/10/17	24,100	24,117
Series 2013-A6 Class A6, 1.32% 9/7/18	27,860	28,179
Series 2014-A2 Class A2, 1.02% 2/22/19	16,050	16,047
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.6555% 7/25/34 (h)	302	280
Series 2004-3 Class M4, 1.6105% 4/25/34 (h)	62	48
Series 2004-4 Class M2, 0.9505% 6/25/34 (h)	277	261
Discover Card Master Trust:
Series 2012-A3 Class A3, 0.86% 11/15/17	20,681	20,790
Series 2013-A2 Class A2, 0.69% 8/15/18	38,010	38,049
Series 2013-A5 Class A5, 1.04% 4/15/19	17,484	17,547
Enterprise Fleet Financing LLC Series 2014-1 Class A2, 0.87% 9/20/19 (f)	12,000	12,001
Fannie Mae Series 2004-T5:
Class AB1, 0.6357% 5/28/35 (h)	634	588
Class AB3, 0.9224% 5/28/35 (h)	273	252
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3305% 8/25/34 (h)	196	156
Ford Credit Auto Lease Trust:
Series 2013-A Class A3, 0.6% 3/15/16	15,260	15,278
Series 2013-B Class A3, 0.76% 9/15/16	6,780	6,799
Ford Credit Auto Owner Trust Series 2012-D Class A3, 0.51% 4/15/17	8,640	8,645
Ford Credit Floorplan Master Owner Trust:
Series 2013-1 Class A1, 0.85% 1/15/18	18,420	18,464
Series 2013-3 Class A1, 0.79% 6/15/17	10,000	10,035
Series 2014-1 Class A1, 1.2% 2/15/19	17,530	17,533
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.5805% 11/25/34 (h)	$ 410	$ 55
Class M5, 1.6555% 11/25/34 (h)	158	3
Series 2005-A:
Class M3, 0.8905% 1/25/35 (h)	639	522
Class M4, 1.1755% 1/25/35 (h)	234	93
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (f)(h)	1,714	1,425
GE Business Loan Trust:
Series 2003-1 Class A, 0.5845% 4/15/31 (f)(h)	39	37
Series 2006-2A:
Class A, 0.3345% 11/15/34 (f)(h)	144	132
Class B, 0.4345% 11/15/34 (f)(h)	52	44
Class C, 0.5345% 11/15/34 (f)(h)	87	73
Class D, 0.9045% 11/15/34 (f)(h)	33	27
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	16,310	16,375
Series 2012-4 Class A, 0.4545% 6/15/18 (h)	20,430	20,412
Series 2012-5 Class A, 0.95% 6/15/18	18,240	18,314
GE Equipment Small Ticket LLC:
Series 2012-1 Class A3, 1.04% 9/21/15 (f)	6,910	6,929
Series 2013-1A Class A3, 1.02% 2/24/17 (f)	10,000	10,043
GE Equipment Transportation LLC Series 2012-2 Class A3, 0.62% 7/25/16	13,820	13,821
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7055% 9/25/46 (f)(h)	4,155	4,155
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.4755% 8/25/33 (h)	77	74
Series 2003-3 Class M1, 1.4455% 8/25/33 (h)	361	338
Series 2003-5 Class A2, 0.8555% 12/25/33 (h)	205	191
Series 2004-1 Class M2, 1.8555% 6/25/34 (h)	308	233
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3455% 1/25/37 (h)	902	445
Hyundai Auto Lease Securitization Trust Series 2013-A Class A3, 0.66% 6/15/16 (f)	17,220	17,251
Hyundai Auto Receivables Trust Series 2013-B Class A3, 0.71% 9/15/17	15,760	15,808
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.5045% 5/15/18 (f)(h)	13,740	13,713
John Deere Owner Trust:
Series 2011-A:
Class A3, 1.29% 1/15/16	310	311
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
John Deere Owner Trust: - continued
Series 2011-A: - continued
Class A4, 1.96% 4/16/18	$ 9,522	$ 9,566
Series 2013-A Class A3, 0.6% 3/15/17	11,000	11,014
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4555% 7/25/36 (h)	49	2
Series 2007-CH1 Class AV4, 0.2855% 11/25/36 (h)	812	800
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5759% 12/27/29 (h)	212	210
Series 2006-A Class 2C, 1.3959% 3/27/42 (h)	516	82
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 0.3055% 7/25/36 (h)	8,672	4,012
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4555% 5/25/37 (h)	323	2
Mercedes-Benz Auto Lease Trust Series 2013-A:
Class A3, 0.59% 2/15/16	15,930	15,947
Class A4, 0.72% 12/17/18	4,000	4,010
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	11,240	11,285
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (f)	37,710	37,781
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9055% 7/25/34 (h)	33	28
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1305% 7/25/34 (h)	102	87
Series 2006-FM1 Class A2B, 0.2655% 4/25/37 (h)	449	437
Series 2006-OPT1 Class A1A, 0.6755% 6/25/35 (h)	1,008	957
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8355% 8/25/34 (h)	367	368
Series 2005-NC1 Class M1, 0.8155% 1/25/35 (h)	269	249
Series 2005-NC2 Class B1, 1.3255% 3/25/35 (h)	164	79
Series 2006-NC4 Class A2D, 0.3955% 6/25/36 (h)	7,135	3,981
Nissan Auto Lease Trust:
Series 2012-B Class A4, 0.74% 9/17/18	4,773	4,781
Series 2013-A Class A3, 0.61% 4/15/16	18,085	18,108
Nissan Auto Receivables Owner Trust Series 2013-B Class A3, 0.84% 11/15/17	13,513	13,576
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.63% 5/15/17 (h)	31,257	31,360
Series 2013-A Class A, 0.46% 2/15/18 (h)	16,000	16,006
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 0.9854% 10/30/45 (h)	1,764	1,729
Ocala Funding LLC:
Series 2005-1A Class A, 1.654% 3/20/10 (c)(f)(h)	381	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ocala Funding LLC: - continued
Series 2006-1A Class A, 1.554% 3/20/11 (c)(f)(h)	$ 792	$ 0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4055% 9/25/34 (h)	3,309	2,959
Class M4, 1.6055% 9/25/34 (h)	460	259
Series 2005-WCH1 Class M4, 0.9855% 1/25/36 (h)	994	817
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9555% 4/25/33 (h)	3	3
Santander Drive Auto Receivables Trust:
Series 2012-4 Class A3, 1.04% 8/15/16	9,812	9,829
Series 2012-5 Class A3, 0.83% 12/15/16	9,120	9,130
Series 2013-2 Class A3, 0.7% 9/15/17	10,000	10,012
Series 2013-4:
Class A2, 0.89% 9/15/16	8,223	8,235
Class A3, 1.11% 12/15/17	9,300	9,355
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9505% 3/25/35 (h)	684	576
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.8229% 6/15/33 (h)	1,187	1,108
Class C, 1.1929% 6/15/33 (h)	4,693	4,051
Series 2004-B:
Class A2, 0.4429% 6/15/21 (h)	4,073	4,025
Class C, 1.1129% 9/15/33 (h)	6,285	5,456
SLM Student Loan Trust:
Series 2012-7 Class A2, 0.4355% 9/25/19 (h)	17,275	17,237
Series 2013-1 Class A2, 0.4055% 9/25/19 (h)	22,000	21,922
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8805% 9/25/34 (h)	34	24
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0155% 9/25/34 (h)	386	366
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8029% 4/6/42 (f)(h)	272	61
Volkswagen Auto Lease Trust:
Series 2013-A Class A3, 0.84% 7/20/16	11,590	11,651
Series 2014-A Class A3, 0.8% 4/20/17	11,976	11,976
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0386% 10/25/44 (f)(h)	5,586	5,402
World Omni Auto Lease Securitization Trust Series 2012-A Class A3, 0.93% 11/16/15	5,862	5,876
TOTAL ASSET-BACKED SECURITIES (Cost $1,150,288)		1,138,687
Collateralized Mortgage Obligations - 5.5%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 1.8%
Credit Suisse Mortgage Capital Certificates floater Series 2011-7R Class A1, 1.4085% 8/28/47 (f)(h)	$ 780	$ 778
Credit Suisse Mortgage Trust:
Series 2011-17R Class 2A1, 3.4% 12/27/37 (f)(h)	3,603	3,659
Series 2012-2R Class 1A1, 2.6365% 5/27/35 (f)(h)	7,532	7,805
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.254% 12/20/54 (h)	49	46
Series 2006-1A:
Class A5, 0.294% 12/20/54 (f)(h)	23,551	23,306
Class C2, 1.354% 12/20/54 (f)(h)	4,170	4,034
Series 2006-2:
Class A4, 0.234% 12/20/54 (h)	3,358	3,320
Class C1, 1.094% 12/20/54 (h)	15,090	14,259
Class M2, 0.614% 12/20/54 (h)	3,000	2,855
Series 2006-3 Class C2, 1.154% 12/20/54 (h)	6,611	6,294
Series 2006-4:
Class A4, 0.254% 12/20/54 (h)	6,105	6,036
Class B1, 0.334% 12/20/54 (h)	13,366	12,998
Class C1, 0.914% 12/20/54 (h)	8,172	7,712
Class M1, 0.494% 12/20/54 (h)	3,521	3,349
Series 2007-1:
Class 1C1, 0.754% 12/20/54 (h)	1,340	1,256
Class 1M1, 0.454% 12/20/54 (h)	881	840
Class 2C1, 1.014% 12/20/54 (h)	610	574
Class 2M1, 0.654% 12/20/54 (h)	1,132	1,078
Class 3A1, 0.354% 12/20/54 (h)	6,227	6,163
Series 2007-2:
Class 2C1, 1.0145% 12/17/54 (h)	1,568	1,477
Class 3A1, 0.3345% 12/17/54 (h)	1,300	1,286
Granite Mortgages Series 2003-2 Class 1A3, 0.7366% 7/20/43 (h)	6,290	6,266
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.6366% 1/20/44 (h)	1,572	1,564
Class 1C, 2.6866% 1/20/44 (h)	2,644	2,622
Series 2004-1 Class 2A1, 0.5651% 3/20/44 (h)	19,978	19,847
Series 2004-3 Class 2A1, 0.5251% 9/20/44 (h)	6,147	6,112
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3655% 5/25/47 (h)	371	283
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3255% 2/25/37 (h)	600	545
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5065% 7/10/35 (f)(h)	$ 279	$ 257
Class B6, 3.0065% 7/10/35 (f)(h)	33	31
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (h)	19	18
TOTAL PRIVATE SPONSOR		146,670
U.S. Government Agency - 3.7%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.6555% 9/25/23 (h)	849	852
Series 2010-86 Class FE, 0.6055% 8/25/25 (h)	2,594	2,611
Series 2013-9 Class FA, 0.5055% 3/25/42 (h)	20,155	20,169
floater planned amortization class Series 2005-90 Class FC, 0.4055% 10/25/35 (h)	4,264	4,269
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	9,032	9,648
planned amortization class Series 2012-94 Class E, 3% 6/25/22	5,082	5,286
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	869	959
Series 2003-76 Class BA, 4.5% 3/25/18	585	594
Series 2009-31 Class A, 4% 2/25/24	1,356	1,421
Series 2010-135 Class DE, 2.25% 4/25/24	4,995	5,093
Series 2011-16 Class FB, 0.3055% 3/25/31 (h)	11,788	11,795
Series 2010-123 Class DL, 3.5% 11/25/25	2,297	2,388
Series 2010-143 Class B, 3.5% 12/25/25	3,730	3,901
Series 2011-23 Class AB, 2.75% 6/25/20	3,032	3,131
Series 2011-88 Class AB, 2.5% 9/25/26	3,986	4,094
Series 2013-40 Class PV, 2% 1/25/26	13,430	13,660
Freddie Mac:
floater:
Series 2711 Class FC, 1.0545% 2/15/33 (h)	7,333	7,448
Series 3879 Class AF, 0.5845% 6/15/41 (h)	10,664	10,708
floater planned amortization class:
Series 2953 Class LF, 0.4545% 12/15/34 (h)	2,919	2,923
Series 3117 Class JF, 0.4545% 2/15/36 (h)	4,557	4,564
floater sequential payer:
Series 3325:
Class FM, 0.5845% 5/15/37 (h)	4,747	4,767
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
floater sequential payer: - continued
Series 3325: - continued
Class FN, 0.5845% 5/15/37 (h)	$ 4,747	$ 4,767
Series 3943 Class EF 0.4045% 2/15/26 (h)	7,271	7,275
pass-thru certificates Series 2011-3938 Class BE, 2% 10/15/21	12,203	12,437
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	617	647
Series 2535 Class PC, 6% 9/15/32	324	331
Series 2866 Class XE, 4% 12/15/18	1,106	1,120
Series 3763 Class QA, 4% 4/15/34	6,243	6,558
Series 3792 Class DF, 0.5545% 11/15/40 (h)	15,700	15,744
Series 3820 Class DA, 4% 11/15/35	5,887	6,275
sequential payer:
Series 2635 Class DG, 4.5% 1/15/18	586	593
Series 3659 Class EJ 3% 6/15/18	6,097	6,268
Series 3696 Class AE, 1.2% 7/15/15	1,511	1,516
Series 3949 Class MK, 4.5% 10/15/34	4,649	5,009
Series 4221-CLS Class GA, 1.4% 7/15/23	24,973	24,970
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-116 Class KF, 0.6845% 12/16/39 (h)	3,564	3,587
Series 2012-113 Class FJ, 0.407% 1/20/42 (h)	8,977	8,940
Series 2012-149:
Class LF, 0.407% 12/20/42 (h)	7,544	7,496
Class MF, 0.407% 12/20/42 (h)	19,232	19,109
Series 2013-37 Class F, 0.427% 3/20/43 (h)	5,424	5,393
Series 2013-9 Class F, 0.407% 1/20/43 (h)	13,733	13,670
floater planned amortization class Series 2005-47 Class FX, 0.307% 5/20/34 (h)	16,155	16,143
floater sequential payer:
Series 2010-120 Class FB 0.457% 9/20/35 (h)	5,149	5,164
Series 2011-150 Class D, 3% 4/20/37	2,156	2,189
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	1,442	1,455
Series 2010-99 Class PT, 3.5% 8/20/33	1,864	1,882
TOTAL U.S. GOVERNMENT AGENCY		298,819
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $431,721)		445,489
Commercial Mortgage Securities - 8.5%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5236% 2/14/43 (h)(j)	$ 1,906	$ 50
Banc of America Commercial Mortgage Trust Series 2006-4 Class A1A, 5.617% 7/10/46 (h)	14,577	16,029
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3045% 8/15/29 (f)(h)	23,500	23,529
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0055% 12/25/33 (f)(h)	30	24
Series 2005-4A:
Class A2, 0.5455% 1/25/36 (f)(h)	2,745	2,286
Class B1, 1.5555% 1/25/36 (f)(h)	205	42
Class M1, 0.6055% 1/25/36 (f)(h)	876	491
Class M2, 0.6255% 1/25/36 (f)(h)	285	151
Class M3, 0.6555% 1/25/36 (f)(h)	378	196
Class M4, 0.7655% 1/25/36 (f)(h)	210	102
Class M5, 0.8055% 1/25/36 (f)(h)	210	75
Class M6, 0.8555% 1/25/36 (f)(h)	213	63
Series 2006-3A Class M4, 0.5855% 10/25/36 (f)(h)	59	8
Series 2007-1 Class A2, 0.4255% 3/25/37 (f)(h)	1,745	1,217
Series 2007-2A:
Class A1, 0.4255% 7/25/37 (f)(h)	328	265
Class A2, 0.4755% 7/25/37 (f)(h)	308	211
Class M1, 0.5255% 7/25/37 (f)(h)	109	35
Class M2, 0.5655% 7/25/37 (f)(h)	61	10
Class M3, 0.6455% 7/25/37 (f)(h)	62	5
Class M4, 0.8055% 7/25/37 (f)(h)	56	2
Series 2007-3:
Class A2, 0.4455% 7/25/37 (f)(h)	411	287
Class M1, 0.4655% 7/25/37 (f)(h)	309	198
Class M2, 0.4955% 7/25/37 (f)(h)	332	188
Class M3, 0.5255% 7/25/37 (f)(h)	538	236
Class M4, 0.6555% 7/25/37 (f)(h)	844	203
Class M5, 0.7555% 7/25/37 (f)(h)	428	72
Class M6, 0.9555% 7/25/37 (f)(h)	101	1
Series 2007-4A:
Class A2, 0.7055% 9/25/37 (f)(h)	3,957	1,058
Class M1, 1.1055% 9/25/37 (f)(h)	624	73
Class M2, 1.2055% 9/25/37 (f)(h)	624	40
Series 2006-2A Class IO, 0% 7/25/36 (f)(j)	27,904	0
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AAB, 5.4389% 3/11/39 (h)	$ 2,364	$ 2,365
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class E, 0.4545% 3/15/22 (f)(h)	246	241
Class F, 0.5045% 3/15/22 (f)(h)	967	918
Class G, 0.5545% 3/15/22 (f)(h)	248	228
Class H, 0.7045% 3/15/22 (f)(h)	303	270
Class J, 0.8545% 3/15/22 (f)(h)	303	264
sequential payer:
Series 2005-PWR8 Class A4, 4.674% 6/11/41	8,539	8,860
Series 2006-PW13 Class A1A, 5.533% 9/11/41	14,050	15,358
Series 2006-T22 Class A1A, 5.5801% 4/12/38 (h)	15,171	16,455
Series 2005-T18 Class A4, 4.933% 2/13/42	11,776	12,148
Series 2006-PW12 Class A1A, 5.7034% 9/11/38 (h)	11,246	12,266
C-BASS Trust floater Series 2006-SC1 Class A, 0.4255% 5/25/36 (f)(h)	3,173	3,058
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	9,747	10,901
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4233% 5/15/35 (f)(h)(j)	18,611	253
CGBAM Commercial Mortgage Trust Series 2013-A1 Class A1, 1.32% 5/15/30 (f)(h)	12,910	12,918
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class A1, 0.754% 4/10/46	5,959	5,945
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2005-CD1 Class A4, 5.2186% 7/15/44 (h)	5,050	5,331
Series 2006-CD2 Class A1B, 5.3084% 1/15/46 (h)	23,298	24,839
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0045% 4/15/17 (f)(h)	85	85
sequential payer:
Series 2006-C7 Class A1A, 5.741% 6/10/46 (h)	20,570	22,434
Series 2006-C8 Class A4, 5.306% 12/10/46	10,980	11,964
Series 2004-LB4A Class A5, 4.84% 10/15/37	37,429	37,798
Commercial Mortgage Trust pass-thru certificates sequential payer Series 2012-CR2 Class A1, 0.824% 8/15/45	2,878	2,873
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class AX, 1.3434% 8/15/36 (h)(j)	2,699	4
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.3245% 2/15/22 (f)(h)	$ 829	$ 822
0.4245% 2/15/22 (f)(h)	448	443
Class F, 0.4745% 2/15/22 (f)(h)	897	878
DBUBS Series 2011-LC3A Class A1, 2.238% 8/10/44	1,346	1,363
Del Coronado Trust floater Series 2013-HDC Class A, 0.9545% 3/15/26 (f)(h)	5,000	4,982
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9571% 12/5/31 (f)(h)	6,879	6,876
Class A2FL, 0.8571% 12/5/31 (f)(h)	9,010	8,971
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	8,000	8,134
sequential payer Series K501 Class A1, 1.337% 6/25/16	9,151	9,244
Series K707 Class A1, 1.615% 9/25/18	10,849	11,019
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.2808% 3/10/44 (h)	11,890	12,683
Series 2001-1 Class X1, 1.7244% 5/15/33 (f)(h)(j)	1,427	30
Series 2006-C1 Class A1A, 5.2808% 3/10/44 (h)	8,158	8,764
Series 2007-C1 Class XP, 0.1602% 12/10/49 (h)(j)	2,086	1
GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Class A4, 5.301% 8/10/38	6,482	6,547
Greenwich Capital Commercial Funding Corp. floater Series 2006-FL4 Class B, 0.3471% 11/5/21 (f)(h)	8,330	8,272
GS Mortgage Securities Corp. II:
sequential payer Series 2004-GG2 Class A6, 5.396% 8/10/38 (h)	4,466	4,484
Series 2006-GG6:
Class A1A, 5.556% 4/10/38 (h)	7,605	8,152
Class A2, 5.506% 4/10/38	262	262
GS Mortgage Securities Corp. Trust:
Series 2013- C, 2.974% 1/10/30 (f)	2,330	2,324
Series 2013-KYO Class A, 1.0065% 11/8/29 (f)(h)	14,820	14,783
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	9,426	10,315
Series 2011-GC5 Class A1, 1.468% 8/10/44 (h)	3,931	3,956
Series 2012-GC6 Class A1, 1.282% 1/10/45	1,867	1,876
Series 2013-GC12 Class A1, 0.742% 6/10/46 (h)	5,934	5,896
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Hilton U.S.A. Trust floater Series 2013-HLF Class AFL, 1.1683% 11/5/30 (f)(h)	$ 8,353	$ 8,363
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A1, 1.0305% 5/15/45	5,628	5,633
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class A2, 0.2845% 11/15/18 (f)(h)	920	913
Class D, 0.3845% 11/15/18 (f)(h)	85	81
Class E, 0.4345% 11/15/18 (f)(h)	121	116
Class F, 0.4845% 11/15/18 (f)(h)	182	173
Class G, 0.5145% 11/15/18 (f)(h)	158	150
Class H, 0.6545% 11/15/18 (f)(h)	121	114
Series 2013-FL3 Class A1, 0.9545% 4/15/28 (f)(h)	12,570	12,516
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	15,011	16,424
Series 2007-LD11 Class A2, 5.7984% 6/15/49 (h)	2,574	2,589
Series 2013-C10, Class A1, 0.7302% 12/15/47	4,259	4,231
Series 2006-LDP7 Class A1A, 5.8726% 4/15/45 (h)	17,332	18,986
JPMorgan Chase Commercial Mortgage Trust Series 13-LC11 Class A1, 0.7664% 4/15/46	9,816	9,729
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2005-C1 Class A1A, 4.581% 2/15/30	10,638	10,908
Series 2004-C8, 4.799% 12/15/29	5,826	5,905
Series 2007-C2 Class XCP, 0.4818% 2/15/40 (h)(j)	143,196	103
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class H, 0.5545% 9/15/21 (f)(h)	179	177
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.6954% 7/9/21 (f)(h)	2,040	2,026
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.2825% 11/12/37 (h)	3,990	4,228
Series 2006-C2 Class A1A, 5.739% 8/12/43 (h)	13,019	14,262
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-9 Class A2, 5.59% 9/12/49	682	683
Series 2006-4 Class XP, 0.618% 12/12/49 (h)(j)	62,199	332
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	6,723	6,751
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (f)(h)	241	181
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater: - continued
Series 2007-XLFA:
Class A2, 0.255% 10/15/20 (f)(h)	$ 4,014	$ 3,989
Class B, 0.285% 10/15/20 (f)(h)	202	197
Class C, 0.315% 10/15/20 (f)(h)	2,400	2,331
Class D, 0.345% 10/15/20 (f)(h)	1,889	1,825
Class E, 0.405% 10/15/20 (f)(h)	562	540
Class F, 0.455% 10/15/20 (f)(h)	337	321
Class G, 0.495% 10/15/20 (f)(h)	417	399
Class H, 0.585% 10/15/20 (f)(h)	262	242
Class J, 0.735% 10/15/20 (f)(h)	152	66
sequential payer:
Series 2007-IQ14 Class A2, 5.61% 4/15/49	2,253	2,284
Series 2012-C4 Class A1, 1.085% 3/15/45	5,338	5,348
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (h)	7,686	8,372
Series 2006-IQ11 Class A1A, 5.6548% 10/15/42 (h)	15,924	17,250
SCG Trust Series 2013-SRP1 Class A, 1.56% 11/15/26 (f)(h)	8,956	8,965
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	3,643	3,662
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.805% 4/10/46	4,971	4,943
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.4945% 9/15/21 (f)(h)	964	958
Class G, 0.5145% 9/15/21 (f)(h)	1,198	1,174
Class J, 0.7545% 9/15/21 (f)(h)	266	234
Series 2007-WHL8 Class F, 0.6345% 6/15/20 (f)(h)	2,172	1,982
sequential payer Series 2006-C29 Class A1A, 5.297% 11/15/48	7,293	7,985
Series 2006-C23:
Class A1A, 5.422% 1/15/45 (h)	15,083	16,185
Class A5, 5.416% 1/15/45 (h)	15,350	16,503
Series 2006-C24 Class A1A, 5.557% 3/15/45 (h)	13,118	14,159
Series 2006-C26 Class A1A, 6.009% 6/15/45 (h)	10,094	11,053
Series 2007-C30 Class XP, 0.4783% 12/15/43 (f)(h)(j)	166,189	36
Series 2007-C31A Class A2, 5.421% 4/15/47	3,853	3,854
Wells Fargo Commercial Mortgage Trust Series 2013-LC12 Class A1, 1.676% 7/15/46	14,487	14,596
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C5 Class A1, 1.456% 11/15/44	$ 1,585	$ 1,597
Series 2012-C8 Class A1, 0.864% 8/15/45	3,981	3,983
Series 2013-C13 Class A1, 0.778% 5/15/45	3,502	3,476
Series 2013-C14 Class A1, 0.836% 6/15/46	3,637	3,612
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $698,875)		683,695
Municipal Securities - 0.9%

Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	35,250	36,338
Series 2011, 4.511% 3/1/15	14,745	15,302
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 0.45% 3/7/14, VRDN (h)(i)	18,000	18,000
TOTAL MUNICIPAL SECURITIES (Cost $69,346)		69,640
Foreign Government and Government Agency Obligations - 0.5%

Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (f)	9,195	9,367
Ontario Province 1% 7/22/16	30,000	30,249
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $39,164)		39,616
Money Market Funds - 0.6%
	Shares
Fidelity Cash Central Fund, 0.10% (a) (Cost $49,649)	49,648,945	49,649
Cash Equivalents - 2.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.05%, dated 2/28/14 due 3/3/14 (Collateralized by U.S. Government Obligations) # (b) (Cost $157,711)	$ 157,712	$ 157,711
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $8,180,355)		8,213,176
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(175,790)
NET ASSETS - 100%		$ 8,037,386
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (000s) (1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 271	$ (201)	$ 0	$ (201)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $877,365,000 or 10.9% of net assets.

(g) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,104,000.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,532,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 1,472
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$157,711,000 due 3/03/14 at 0.05%
Commerz Markets LLC	$ 156,329
Mizuho Securities USA, Inc.	1,382
$ 157,711
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 29
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,496,705	$ -	$ 3,495,173	$ 1,532
U.S. Government and Government Agency Obligations	1,924,158	-	1,924,158	-
U.S. Government Agency - Mortgage Securities	207,826	-	207,826	-
Asset-Backed Securities	1,138,687	-	1,128,220	10,467
Collateralized Mortgage Obligations	445,489	-	445,201	288
Commercial Mortgage Securities	683,695	-	683,514	181
Municipal Securities	69,640	-	69,640	-
Foreign Government and Government Agency Obligations	39,616	-	39,616	-
Money Market Funds	49,649	49,649	-	-
Cash Equivalents	157,711	-	157,711	-
Total Investments in Securities:	$ 8,213,176	$ 49,649	$ 8,151,059	$ 12,468
Derivative Instruments:
Liabilities
Swaps	$ (201)	$ -	$ (201)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amount in thousands)	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (201)
Total Value of Derivatives	$ -	$ (201)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.5%
United Kingdom	4.8%
Canada	2.6%
Netherlands	1.5%
Japan	1.2%
Others (Individually Less Than 1%)	4.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $154,457 and repurchase agreements of $157,711) - See accompanying schedule: Unaffiliated issuers (cost $8,130,706)	$ 8,163,527
Fidelity Central Funds (cost $49,649)	49,649
Total Investments (cost $8,180,355)		$ 8,213,176
Receivable for investments sold		48,208
Receivable for swaps		1
Receivable for fund shares sold		6,377
Interest receivable		24,528
Distributions receivable from Fidelity Central Funds		5
Receivable from investment adviser for expense reductions		1
Other receivables		82
Total assets		8,292,378

Liabilities
Payable to custodian bank	$ 12
Payable for investments purchased	88,652
Payable for fund shares redeemed	5,183
Distributions payable	265
Bi-lateral OTC swaps, at value	201
Accrued management fee	2,084
Other affiliated payables	806
Other payables and accrued expenses	78
Collateral on securities loaned, at value	157,711
Total liabilities		254,992

Net Assets		$ 8,037,386
Net Assets consist of:
Paid in capital		$ 8,272,576
Undistributed net investment income		777
Accumulated undistributed net realized gain (loss) on investments		(268,587)
Net unrealized appreciation (depreciation) on investments		32,620
Net Assets		$ 8,037,386

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Short-Term Bond: Net Asset Value, offering price and redemption price per share ($6,583,099 ÷ 764,651 shares)	$ 8.61

Class F: Net Asset Value, offering price and redemption price per share ($1,454,287 ÷ 168,984 shares)	$ 8.61

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2014 (Unaudited)

Investment Income
Interest		$ 58,939
Income from Fidelity Central Funds		29
Total income		58,968

Expenses
Management fee	$ 13,281
Transfer agent fees	3,469
Fund wide operations fee	1,595
Independent trustees' compensation	17
Miscellaneous	7
Total expenses before reductions	18,369
Expense reductions	(15)	18,354
Net investment income (loss)		40,614
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,552
Swaps	7
Total net realized gain (loss)		1,559
Change in net unrealized appreciation (depreciation) on: Investment securities	56,009
Swaps	(15)
Total change in net unrealized appreciation (depreciation)		55,994
Net gain (loss)		57,553
Net increase (decrease) in net assets resulting from operations		$ 98,167

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,614	$ 76,943
Net realized gain (loss)	1,559	18,953
Change in net unrealized appreciation (depreciation)	55,994	(60,042)
Net increase (decrease) in net assets resulting from operations	98,167	35,854
Distributions to shareholders from net investment income	(38,692)	(73,882)
Share transactions - net increase (decrease)	(960,276)	210,824
Total increase (decrease) in net assets	(900,801)	172,796

Net Assets
Beginning of period	8,938,187	8,765,391
End of period (including undistributed net investment income of $777 and distributions in excess of net investment income of $1,145, respectively)	$ 8,037,386	$ 8,938,187

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Short-Term Bond

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.55	$ 8.59	$ 8.53	$ 8.48	$ 8.22	$ 8.31
Income from Investment Operations
Net investment income (loss) D	.040	.073	.098	.127	.186	.260
Net realized and unrealized gain (loss)	.058	(.043)	.066	.052	.264	(.097)
Total from investment operations	.098	.030	.164	.179	.450	.163
Distributions from net investment income	(.038)	(.070)	(.104)	(.129)	(.190)	(.253)
Net asset value, end of period	$ 8.61	$ 8.55	$ 8.59	$ 8.53	$ 8.48	$ 8.22
Total Return B, C	1.15%	.35%	1.94%	2.13%	5.53%	2.07%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	.94% A	.85%	1.15%	1.50%	2.23%	3.22%
Supplemental Data
Net assets, end of period (in millions)	$ 6,583	$ 7,251	$ 7,494	$ 7,952	$ 7,774	$ 6,333
Portfolio turnover rate F	84% A	68%	71%	223%	233% H	264% H

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.55	$ 8.58	$ 8.53	$ 8.48	$ 8.22	$ 8.10
Income from Investment Operations
Net investment income (loss) D	.044	.082	.106	.135	.193	.042
Net realized and unrealized gain (loss)	.058	(.033)	.056	.053	.265	.121
Total from investment operations	.102	.049	.162	.188	.458	.163
Distributions from net investment income	(.042)	(.079)	(.112)	(.138)	(.198)	(.043)
Net asset value, end of period	$ 8.61	$ 8.55	$ 8.58	$ 8.53	$ 8.48	$ 8.22
Total Return B, C	1.20%	.57%	1.92%	2.23%	5.63%	2.01%
Ratios to Average Net Assets E, H
Expenses before reductions	.35% A	.35%	.35%	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35% A
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35% A
Net investment income (loss)	1.04% A	.95%	1.25%	1.60%	2.33%	3.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,454,287	$ 1,687,511	$ 1,271,542	$ 796,166	$ 344,203	$ 398
Portfolio turnover rate F	84% A	68%	71%	223%	233% I	264% I

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period June 26, 2009 (commencement of sale of shares) to August 31, 2009. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Short-Term Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis over the remaining life of the security, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to

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3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, in-kind transactions, deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 78,829
Gross unrealized depreciation	(45,964)
Net unrealized appreciation (depreciation) on securities and other investments	$ 32,865

Tax cost	$ 8,180,311

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (124,501)
2018	(142,198)
Total capital loss carryforward	$ (266,699)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

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4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ 7	$ (15)

Totals (a)	$ 7	$ (15)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to

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4. Derivative Instruments - continued

Swaps - continued

realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps - continued

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,041,256 and $1,177,883, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of .10% of Short-Term Bond's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $189.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by four hundred and seven dollars.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $15.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2014	Year ended August 31, 2013
From net investment income
Short-Term Bond	$ 30,883	$ 60,146
Class F	7,809	13,736
Total	$ 38,692	$ 73,882

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Short-Term Bond
Shares sold	114,893	248,231	$ 986,454	$ 2,132,549
Reinvestment of distributions	3,394	6,649	29,160	57,106
Shares redeemed	(201,690)	(279,723)	(1,731,514)	(2,402,530)
Net increase (decrease)	(83,403)	(24,843)	$ (715,900)	$ (212,875)
Class F
Shares sold	14,550	63,670	$ 124,844	$ 547,058
Reinvestment of distributions	909	1,600	7,809	13,736
Shares redeemed	(43,924)	(15,988)	(377,029)	(137,095)
Net increase (decrease)	(28,465)	49,282	$ (244,376)	$ 423,699

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the

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12. Other - continued

performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds and the Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 36% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

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The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

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Fidelity Short-Term Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

STP-F-SANN-0414
1.891868.104

Fidelity®

Short-Term Bond

Fund

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Short-Term Bond	.45%
Actual		$ 1,000.00	$ 1,011.50	$ 2.24
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Class F	.35%
Actual		$ 1,000.00	$ 1,012.00	$ 1.75
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2014	As of August 31, 2013
U.S. Government and U.S. Government Agency Obligations † 30.5%	U.S. Government and U.S. Government Agency Obligations † 35.6%
AAA 21.3%	AAA 20.7%
AA 8.3%	AA 7.9%
A 17.0%	A 15.8%
BBB 20.6%	BBB 18.1%
BB and Below 1.0%	BB and Below 0.8%
Not Rated 0.7%	Not Rated†† 0.0%
Short-Term Investments and Net Other Assets 0.6%	Short-Term Investments and Net Other Assets 1.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2014
6 months ago
Years	2.2	2.3

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2014
6 months ago
Years	1.9	1.9

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2014*		As of August 31, 2013**
	Corporate Bonds 43.5%		Corporate Bonds 40.0%
	U.S. Government and U.S. Government Agency Obligations † 30.5%		U.S. Government and U.S. Government Agency Obligations † 35.6%
	Asset-Backed Securities 14.2%		Asset-Backed Securities 13.8%
	CMOs and Other Mortgage Related Securities 10.0%		CMOs and Other Mortgage Related Securities 8.5%
	Municipal Bonds 0.7%		Municipal Bonds 0.6%
	Other Investments 0.5%		Other Investments 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 0.6%		Short-Term Investments and Net Other Assets (Liabilities) 1.1%
* Foreign investments	14.5%	** Foreign investments	12.5%
* Futures and Swaps (0.0)% ††		** Futures and Swaps (0.0)% ††
† Includes NCUA Guaranteed Notes
†† Amount represents less than 0.1%

Semiannual Report

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 43.5%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 3.0%
Automobiles - 1.3%
Daimler Finance North America LLC:
0.8421% 1/9/15 (f)(h)	$ 6,730	$ 6,753
1.25% 1/11/16 (f)	10,000	10,073
1.3% 7/31/15 (f)	17,811	17,960
1.45% 8/1/16 (f)	5,906	5,962
1.65% 4/10/15 (f)	8,910	9,002
1.95% 3/28/14 (f)	13,316	13,328
2.3% 1/9/15 (f)	8,860	8,994
Volkswagen International Finance NV:
1.6% 11/20/17 (f)	9,139	9,180
1.625% 3/22/15 (f)	16,952	17,123
2.375% 3/22/17 (f)	8,440	8,731
		107,106
Media - 1.7%
COX Communications, Inc. 5.5% 10/1/15	3,080	3,301
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 4.75% 10/1/14	14,442	14,792
NBCUniversal Enterprise, Inc. 0.7759% 4/15/16 (f)(h)	20,000	20,054
NBCUniversal, Inc.:
2.875% 4/1/16	8,800	9,169
3.65% 4/30/15	15,820	16,397
News America, Inc. 5.3% 12/15/14	9,474	9,843
Thomson Reuters Corp.:
0.875% 5/23/16	4,387	4,378
1.3% 2/23/17	2,865	2,863
Time Warner Cable, Inc. 5.85% 5/1/17	17,860	20,201
Time Warner, Inc. 3.15% 7/15/15	11,388	11,781
Viacom, Inc. 1.25% 2/27/15	10,835	10,898
Walt Disney Co. 1.1% 12/1/17	7,616	7,581
		131,258
TOTAL CONSUMER DISCRETIONARY		238,364
CONSUMER STAPLES - 2.6%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc. 0.8% 1/15/16	20,514	20,586
Anheuser-Busch InBev Worldwide, Inc. 0.8% 7/15/15	17,658	17,751
FBG Finance Ltd. 5.125% 6/15/15 (f)	6,866	7,241
Heineken NV:
0.8% 10/1/15 (f)	12,017	12,045
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Heineken NV: - continued
1.4% 10/1/17 (f)	$ 4,476	$ 4,466
SABMiller Holdings, Inc. 2.45% 1/15/17 (f)	18,776	19,399
		81,488
Food & Staples Retailing - 0.4%
Wal-Mart Stores, Inc. 2.25% 7/8/15	9,508	9,744
Walgreen Co.:
1% 3/13/15	13,123	13,176
1.8% 9/15/17	5,572	5,643
		28,563
Food Products - 0.7%
ConAgra Foods, Inc. 1.3% 1/25/16	24,834	25,042
General Mills, Inc. 0.875% 1/29/16	7,655	7,677
Kraft Foods Group, Inc. 1.625% 6/4/15	17,580	17,814
William Wrigley Jr. Co. 1.4% 10/21/16 (f)	5,283	5,317
		55,850
Tobacco - 0.5%
Altria Group, Inc. 4.125% 9/11/15	19,900	20,942
Reynolds American, Inc.:
1.05% 10/30/15	9,807	9,841
6.75% 6/15/17	11,767	13,622
		44,405
TOTAL CONSUMER STAPLES		210,306
ENERGY - 3.1%
Energy Equipment & Services - 0.3%
Cameron International Corp. 1.6% 4/30/15	6,703	6,773
Nabors Industries, Inc. 2.35% 9/15/16 (f)	4,533	4,642
Petrofac Ltd. 3.4% 10/10/18 (f)	15,515	15,739
		27,154
Oil, Gas & Consumable Fuels - 2.8%
BG Energy Capital PLC 2.875% 10/15/16 (f)	8,959	9,391
Canadian Natural Resources Ltd. 1.45% 11/14/14	16,337	16,452
Devon Energy Corp. 1.2% 12/15/16	9,378	9,411
Enbridge, Inc. 0.8966% 10/1/16 (h)	18,000	18,051
Enterprise Products Operating LP 1.25% 8/13/15	6,656	6,708
Marathon Petroleum Corp. 3.5% 3/1/16	11,885	12,480
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras Global Finance BV 2% 5/20/16	$ 23,350	$ 23,207
Petrobras International Finance Co. Ltd.:
2.875% 2/6/15	8,790	8,900
3.875% 1/27/16	8,216	8,442
Petroleos Mexicanos 3.125% 1/23/19 (f)	1,329	1,359
Phillips 66 Co.:
1.95% 3/5/15	18,490	18,757
2.95% 5/1/17	4,000	4,209
Schlumberger Investment SA 1.25% 8/1/17 (f)	13,136	13,059
Southeast Supply Header LLC 4.85% 8/15/14 (f)	10,282	10,455
Spectra Energy Partners, LP 2.95% 6/15/16	4,126	4,300
Total Capital International SA:
0.75% 1/25/16	10,823	10,878
1% 1/10/17	25,050	25,257
TransCanada PipeLines Ltd. 0.9269% 6/30/16 (h)	20,300	20,455
		221,771
TOTAL ENERGY		248,925
FINANCIALS - 25.3%
Capital Markets - 2.1%
Goldman Sachs Group, Inc.:
0.6959% 3/22/16 (h)	14,000	13,963
1.748% 9/15/17	25,000	25,000
2.375% 1/22/18	17,090	17,328
3.625% 2/7/16	10,300	10,815
JPMorgan Chase & Co.:
0.8544% 2/26/16 (h)	10,000	10,054
1.1% 10/15/15	8,630	8,681
1.125% 2/26/16	10,000	10,059
1.35% 2/15/17	20,000	20,083
Morgan Stanley:
1.1944% 12/19/14 (h)	10,000	10,045
1.75% 2/25/16	24,655	25,078
5.45% 1/9/17	16,000	17,798
		168,904
Commercial Banks - 11.8%
ABN AMRO Bank NV 1.0354% 10/28/16 (f)(h)	15,000	15,075
ANZ Banking Group Ltd. 0.4364% 5/7/15 (f)(h)	10,000	10,016
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Australia & New Zealand Banking Group Ltd.:
0.9% 2/12/16	$ 18,000	$ 18,086
1.25% 1/10/17	12,350	12,421
1.875% 10/6/17	5,000	5,059
Bank of America NA:
1.25% 2/14/17	8,020	8,028
5.3% 3/15/17	1,941	2,151
Bank of England 0.5% 3/6/15 (f)	28,468	28,543
Bank of Montreal 0.7126% 9/11/15 (h)	19,100	19,196
Bank of Nova Scotia:
1.375% 7/15/16	21,990	22,300
1.375% 12/18/17	8,336	8,296
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1% 2/26/16 (f)	18,000	17,987
1.55% 9/9/16 (f)	10,020	10,146
BB&T Corp. 3.2% 3/15/16	5,000	5,236
BNP Paribas 2.375% 9/14/17	9,111	9,369
BPCE SA 1.625% 2/10/17	10,000	10,001
Branch Banking & Trust Co. 1.45% 10/3/16	20,000	20,282
Capital One Bank NA:
1.15% 11/21/16	5,965	5,972
1.2% 2/13/17	14,603	14,613
Commonwealth Bank of Australia 1.95% 3/16/15	8,750	8,891
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 0.7229% 3/18/16 (h)	20,000	20,126
Credit Suisse New York Branch 3.5% 3/23/15	24,000	24,774
Danske Bank A/S 1.2917% 4/14/14 (f)(h)	12,690	12,701
Discover Bank 2% 2/21/18	20,410	20,387
Fifth Third Bancorp 3.625% 1/25/16	4,799	5,053
Fifth Third Bank:
0.6444% 2/26/16 (h)	10,000	10,015
0.9% 2/26/16	20,630	20,695
HSBC Bank PLC:
1.5% 5/15/18 (f)	8,960	8,827
3.1% 5/24/16 (f)	8,670	9,108
Huntington National Bank:
1.3% 11/20/16	5,667	5,697
1.35% 8/2/16	4,244	4,279
Intesa Sanpaolo SpA 2.375% 1/13/17	22,145	22,199
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
KeyBank NA:
1.65% 2/1/18	$ 5,786	$ 5,782
5.8% 7/1/14	30,945	31,477
Marshall & Ilsley Bank 5% 1/17/17	686	746
Mizuho Corporate Bank Ltd. 1.55% 10/17/17 (f)	25,865	25,665
National Australia Bank Ltd. 1.6% 8/7/15	8,810	8,953
National Bank of Canada 1.5% 6/26/15	11,630	11,786
Nordea Bank AB 0.875% 5/13/16 (f)	13,640	13,614
PNC Bank NA:
0.8% 1/28/16	20,150	20,237
1.15% 11/1/16	9,964	10,019
1.3% 10/3/16	8,950	9,033
PNC Funding Corp. 3.625% 2/8/15	8,119	8,361
Rabobank (Netherlands) NV 2.125% 10/13/15	4,746	4,876
Regions Financial Corp. 2% 5/15/18	8,970	8,835
Royal Bank of Canada:
0.6116% 3/8/16 (h)	8,000	8,029
0.85% 3/8/16	10,000	10,034
1.2% 1/23/17	9,971	10,026
1.45% 9/9/16	7,275	7,398
1.5% 1/16/18	17,080	17,048
2.2% 7/27/18	9,000	9,144
Royal Bank of Scotland Group PLC 2.55% 9/18/15	31,690	32,426
Sumitomo Mitsui Banking Corp.:
1.3% 1/10/17	20,000	20,114
1.45% 7/19/16	18,050	18,235
1.8% 7/18/17	13,200	13,297
SunTrust Banks, Inc.:
0.5256% 8/24/15 (h)	3,500	3,490
0.5466% 4/1/15 (h)	21,000	20,960
3.5% 1/20/17	10,203	10,818
5% 9/1/15	7,068	7,492
Svenska Handelsbanken AB 0.6959% 3/21/16 (h)	30,915	31,035
Union Bank NA:
1.5% 9/26/16	5,937	6,034
3% 6/6/16	10,000	10,492
Wachovia Bank NA 0.6176% 11/3/14 (h)	18,000	18,028
Wells Fargo & Co.:
1.5% 1/16/18	20,000	20,022
3.625% 4/15/15	17,400	18,029
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Wells Fargo Bank NA:
0.4459% 5/16/16 (h)	$ 11,015	$ 10,958
0.75% 7/20/15	18,000	18,096
Westpac Banking Corp.:
0.95% 1/12/16	17,080	17,205
1.125% 9/25/15	20,309	20,508
2% 8/14/17	15,561	15,907
		949,738
Consumer Finance - 4.4%
American Express Credit Corp.:
0.6866% 11/13/15 (h)	29,920	30,065
0.875% 11/13/15	8,640	8,685
1.3% 7/29/16	9,000	9,094
2.75% 9/15/15	14,274	14,749
2.8% 9/19/16	5,476	5,731
American Honda Finance Corp.:
0.6094% 5/26/16 (f)(h)	15,000	15,068
1.5% 9/11/17 (f)	5,156	5,187
Capital One Financial Corp.:
0.8765% 11/6/15 (h)	8,000	8,026
1% 11/6/15	8,630	8,654
1.3889% 7/15/14 (h)	3,250	3,260
2.15% 3/23/15	13,520	13,749
Ford Motor Credit Co. LLC:
1.7% 5/9/16	10,000	10,139
2.75% 5/15/15	13,438	13,753
3% 6/12/17	27,770	28,917
General Electric Capital Corp.:
1% 1/8/16	10,120	10,201
1.5% 7/12/16	38,455	39,107
2.25% 11/9/15	18,902	19,450
2.9% 1/9/17	30,326	31,915
3.35% 10/17/16	26,545	28,222
HSBC U.S.A., Inc.:
1.625% 1/16/18	7,507	7,489
2.375% 2/13/15	15,658	15,950
Hyundai Capital America:
1.45% 2/6/17 (f)	10,369	10,364
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America: - continued
1.625% 10/2/15 (f)	$ 9,965	$ 10,067
1.875% 8/9/16 (f)	2,372	2,407
		350,249
Diversified Financial Services - 4.3%
ABB Finance (U.S.A.), Inc. 1.625% 5/8/17	3,415	3,415
Bank of America Corp.:
1.25% 1/11/16	18,223	18,346
1.5% 10/9/15	8,500	8,591
2% 1/11/18	8,915	8,961
2.6% 1/15/19	10,814	10,947
3.7% 9/1/15	35,610	37,113
Barclays Bank PLC 2.5% 2/20/19	12,950	13,089
Berkshire Hathaway, Inc. 1.55% 2/9/18	8,731	8,748
BP Capital Markets PLC:
1.375% 5/10/18	9,010	8,874
1.846% 5/5/17	10,000	10,201
2.248% 11/1/16	9,110	9,436
Citigroup, Inc.:
1.1986% 7/25/16 (h)	4,070	4,115
1.25% 1/15/16	41,517	41,776
1.3% 4/1/16	16,200	16,292
1.3% 11/15/16	13,708	13,744
1.7% 7/25/16	30,000	30,408
2.65% 3/2/15	31,563	32,188
3.953% 6/15/16	5,000	5,317
Deutsche Bank AG London Branch 1.4% 2/13/17	35,000	35,135
IntercontinentalExchange Group, Inc. 2.5% 10/15/18	6,180	6,324
JPMorgan Chase & Co.:
2.35% 1/28/19	7,361	7,391
3.4% 6/24/15	11,433	11,841
OAO Industry & Construction Bank 5.01% 9/29/15 (Issued by Or-ICB SA for OAO Industry & Construction Bank) (h)	1,425	1,455
TECO Finance, Inc. 4% 3/15/16	3,850	4,084
		347,791
Insurance - 1.4%
AEGON NV 4.625% 12/1/15	13,580	14,438
American International Group, Inc. 3.8% 3/22/17	6,472	6,953
Aon Corp. 3.5% 9/30/15	6,775	7,048
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Assurant, Inc. 2.5% 3/15/18	$ 10,000	$ 10,023
Berkshire Hathaway Finance Corp. 1.6% 5/15/17	10,000	10,186
Marsh & McLennan Companies, Inc. 2.55% 10/15/18	9,195	9,397
MetLife, Inc. 1.756% 12/15/17 (d)	3,748	3,800
Metropolitan Life Global Funding I:
1.5% 1/10/18 (f)	19,930	19,584
2.5% 9/29/15 (f)	5,000	5,153
Pricoa Global Funding I 1.15% 11/25/16 (f)	6,030	6,041
Principal Life Global Funding II 0.6036% 5/27/16 (f)(h)	14,000	14,022
Prudential Financial, Inc. 2.3% 8/15/18	2,889	2,920
Symetra Financial Corp. 6.125% 4/1/16 (f)	4,284	4,578
		114,143
Real Estate Investment Trusts - 0.5%
Developers Diversified Realty Corp.:
5.5% 5/1/15	8,905	9,356
9.625% 3/15/16	2,618	3,042
Equity One, Inc.:
5.375% 10/15/15	1,026	1,097
6.25% 1/15/17	359	401
HCP, Inc. 3.75% 2/1/16	4,850	5,115
Health Care Property Investors, Inc. 6% 1/30/17	11,796	13,325
Health Care REIT, Inc.:
2.25% 3/15/18	3,548	3,577
4.7% 9/15/17	1,232	1,355
Simon Property Group LP 2.15% 9/15/17	3,000	3,079
		40,347
Real Estate Management & Development - 0.8%
Brandywine Operating Partnership LP:
6% 4/1/16	5,916	6,440
7.5% 5/15/15	9,188	9,892
Liberty Property LP 5.125% 3/2/15	3,000	3,124
Mack-Cali Realty LP:
2.5% 12/15/17	6,061	6,130
5.8% 1/15/16	1,264	1,364
Prime Property Funding, Inc. 5.125% 6/1/15 (f)	1,059	1,105
Regency Centers LP 5.25% 8/1/15	8,860	9,369
Tanger Properties LP 6.15% 11/15/15	14,299	15,573
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Ventas Realty LP 1.55% 9/26/16	$ 3,765	$ 3,807
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	5,421	5,433
		62,237
TOTAL FINANCIALS		2,033,409
HEALTH CARE - 1.2%
Biotechnology - 0.1%
Amgen, Inc. 1.875% 11/15/14	9,340	9,432
Health Care Providers & Services - 0.3%
Aetna, Inc. 1.5% 11/15/17	1,062	1,059
Express Scripts Holding Co. 2.1% 2/12/15	14,095	14,292
UnitedHealth Group, Inc. 1.4% 10/15/17	1,766	1,766
WellPoint, Inc. 1.875% 1/15/18	4,545	4,542
		21,659
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 1.3% 2/1/17	2,357	2,357
Pharmaceuticals - 0.8%
AbbVie, Inc.:
1.2% 11/6/15	20,100	20,303
1.75% 11/6/17	14,670	14,776
Mylan, Inc. 1.35% 11/29/16	2,790	2,803
Perrigo Co. PLC 1.3% 11/8/16 (f)	2,355	2,358
Sanofi SA 2.625% 3/29/16	8,904	9,285
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	2,937	2,937
Zoetis, Inc.:
1.15% 2/1/16	7,580	7,616
1.875% 2/1/18	1,352	1,356
		61,434
TOTAL HEALTH CARE		94,882
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (f)	7,300	7,376
Airlines - 0.0%
Continental Airlines, Inc. 6.795% 2/2/20	64	67
Iberbond 2004 PLC 4.826% 12/24/17 (k)	1,517	1,532
		1,599
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.1%
General Electric Co. 0.85% 10/9/15	$ 9,204	$ 9,261
TOTAL INDUSTRIALS		18,236
INFORMATION TECHNOLOGY - 2.0%
Communications Equipment - 0.2%
Cisco Systems, Inc. 1.1% 3/3/17	20,300	20,374
Computers & Peripherals - 0.4%
Apple, Inc. 0.45% 5/3/16	20,340	20,318
Hewlett-Packard Co. 2.625% 12/9/14	9,430	9,577
		29,895
Electronic Equipment & Components - 0.3%
Tyco Electronics Group SA:
1.6% 2/3/15	4,513	4,554
2.375% 12/17/18	1,729	1,722
6.55% 10/1/17	14,688	17,060
		23,336
IT Services - 1.1%
IBM Corp. 1.95% 7/22/16	11,579	11,936
The Western Union Co.:
1.2336% 8/21/15 (h)	21,800	21,963
2.375% 12/10/15	3,818	3,918
2.875% 12/10/17	8,496	8,740
Xerox Corp.:
1.0559% 5/16/14 (h)	36,003	36,038
4.25% 2/15/15	8,040	8,309
		90,904
TOTAL INFORMATION TECHNOLOGY		164,509
MATERIALS - 0.5%
Chemicals - 0.1%
Ecolab, Inc. 1.45% 12/8/17	4,625	4,590
Sherwin-Williams Co. 1.35% 12/15/17	8,600	8,492
		13,082
Metals & Mining - 0.4%
Rio Tinto Finance (U.S.A.) PLC:
1.0839% 6/17/16 (h)	7,000	7,060
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (U.S.A.) PLC: - continued
1.375% 6/17/16	$ 14,541	$ 14,693
1.625% 8/21/17	8,700	8,761
		30,514
TOTAL MATERIALS		43,596
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.:
1.4% 12/1/17	8,600	8,539
2.5% 8/15/15	15,110	15,524
2.95% 5/15/16	16,570	17,310
British Telecommunications PLC:
1.25% 2/14/17	13,252	13,284
1.625% 6/28/16	5,269	5,356
2% 6/22/15	31,637	32,179
CenturyLink, Inc. 5.15% 6/15/17	11,140	11,948
Deutsche Telekom International Financial BV 3.125% 4/11/16 (f)	8,640	9,030
Verizon Communications, Inc.:
2% 11/1/16	18,076	18,529
2.5% 9/15/16	41,733	43,312
		175,011
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV:
1.2439% 9/12/16 (h)	10,300	10,439
2.375% 9/8/16	12,066	12,464
Vodafone Group PLC 0.9% 2/19/16	25,000	25,243
		48,146
TOTAL TELECOMMUNICATION SERVICES		223,157
UTILITIES - 2.8%
Electric Utilities - 2.0%
American Electric Power Co., Inc. 1.65% 12/15/17	12,378	12,380
Cleveland Electric Illuminating Co. 5.7% 4/1/17	2,644	2,860
Duke Energy Corp.:
1.625% 8/15/17	4,941	4,979
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Duke Energy Corp.: - continued
2.1% 6/15/18	$ 6,987	$ 7,067
3.95% 9/15/14	11,349	11,562
Entergy Louisiana LLC 1.875% 12/15/14	4,914	4,970
FirstEnergy Corp. 2.75% 3/15/18	7,379	7,438
LG&E and KU Energy LLC 2.125% 11/15/15	15,668	15,971
NextEra Energy Capital Holdings, Inc. 1.611% 6/1/14	14,889	14,932
Niagara Mohawk Power Corp. 3.553% 10/1/14 (f)	14,230	14,482
Northeast Utilities 1.45% 5/1/18	2,384	2,333
Pacific Gas & Electric Co. 5.625% 11/30/17	13,827	15,867
Pepco Holdings, Inc. 2.7% 10/1/15	7,191	7,365
Progress Energy, Inc. 6.05% 3/15/14	8,651	8,664
Southern Co. 2.375% 9/15/15	9,325	9,570
Xcel Energy, Inc. 0.75% 5/9/16	20,000	19,926
		160,366
Multi-Utilities - 0.8%
Dominion Resources, Inc.:
1.4% 9/15/17	5,409	5,367
1.95% 8/15/16	5,976	6,120
2.25% 9/1/15	13,949	14,266
2.5469% 9/30/66 (h)	7,611	7,029
MidAmerican Energy Holdings, Co. 1.1% 5/15/17 (f)	12,000	11,972
NiSource Finance Corp. 5.4% 7/15/14	7,000	7,121
Sempra Energy 2.3% 4/1/17	8,835	9,080
		60,955
TOTAL UTILITIES		221,321
TOTAL NONCONVERTIBLE BONDS (Cost $3,460,225)		3,496,705
U.S. Government and Government Agency Obligations - 23.9%

U.S. Government Agency Obligations - 0.9%
Fannie Mae:
0.875% 2/8/18	417	411
1.625% 11/27/18	2,748	2,754
1.875% 9/18/18	1,483	1,507
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac:
0.875% 10/14/16	$ 46,827	$ 47,172
1% 9/29/17	15,906	15,873
1.25% 5/12/17	3,314	3,357
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		71,074
U.S. Treasury Obligations - 22.9%
U.S. Treasury Notes:
0.25% 2/29/16	302,253	301,804
0.375% 1/15/16	155,000	155,236
0.5% 7/31/17	100,000	98,656
0.625% 7/15/16	77,630	77,939
0.625% 8/15/16	207,442	208,139
0.625% 12/15/16	371,198	371,374
0.75% 1/15/17 (e)	155,351	155,812
0.875% 11/30/16 (g)	304,049	306,306
0.875% 1/31/17	164,722	165,674
TOTAL U.S. TREASURY OBLIGATIONS		1,840,940
Other Government Related - 0.1%
National Credit Union Administration Guaranteed Notes Master Trust 1.4% 6/12/15 (NCUA Guaranteed)	12,000	12,144
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,920,168)		1,924,158
U.S. Government Agency - Mortgage Securities - 2.6%

Fannie Mae - 1.7%
1.85% 10/1/33 (h)	209	217
1.885% 2/1/33 (h)	142	148
1.91% 12/1/34 (h)	160	167
1.91% 3/1/35 (h)	126	131
1.929% 10/1/33 (h)	89	92
1.94% 7/1/35 (h)	57	59
2.045% 10/1/35 (h)	145	150
2.05% 3/1/35 (h)	24	25
2.23% 7/1/34 (h)	89	93
2.237% 3/1/35 (h)	1,295	1,355
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.256% 11/1/34 (h)	$ 1,042	$ 1,104
2.259% 5/1/33 (h)	26	27
2.303% 6/1/36 (h)	189	199
2.332% 3/1/35 (h)	85	90
2.335% 5/1/35 (h)	1,894	2,000
2.371% 12/1/33 (h)	927	979
2.371% 10/1/35 (h)	7,282	7,715
2.377% 7/1/35 (h)	1,705	1,808
2.421% 10/1/33 (h)	219	232
2.423% 11/1/36 (h)	295	313
2.427% 12/1/34 (h)	1,016	1,078
2.435% 2/1/35 (h)	1,937	2,050
2.452% 8/1/35 (h)	1,562	1,661
2.485% 11/1/34 (h)	8,371	8,895
2.486% 11/1/36 (h)	2,487	2,645
2.516% 7/1/35 (h)	590	628
2.527% 4/1/35 (h)	3,013	3,213
2.531% 10/1/41 (h)	4,336	4,520
2.536% 6/1/42 (h)	1,549	1,600
2.696% 9/1/41 (h)	5,586	5,849
2.822% 10/1/35 (h)	363	386
2.949% 11/1/40 (h)	974	1,024
2.959% 9/1/41 (h)	1,112	1,168
3.032% 8/1/41 (h)	1,326	1,381
3.093% 10/1/41 (h)	573	603
3.201% 1/1/40 (h)	2,628	2,789
3.224% 7/1/41 (h)	1,728	1,819
3.253% 2/1/40 (h)	4,876	5,156
3.296% 1/1/40 (h)	5,271	5,607
3.345% 10/1/41 (h)	999	1,058
3.49% 3/1/40 (h)	2,268	2,379
3.5% 1/1/26 to 5/1/27	18,850	19,982
3.55% 7/1/41 (h)	1,844	1,958
3.554% 2/1/40 (h)	1,775	1,868
3.589% 3/1/40 (h)	2,657	2,827
3.598% 12/1/39 (h)	632	664
5.5% 10/1/17 to 11/1/34	31,924	35,269
6.5% 3/1/14 to 8/1/17	369	383
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
7% 9/1/14 to 11/1/18	$ 215	$ 226
7.5% 11/1/31	3	4
TOTAL FANNIE MAE		135,594
Freddie Mac - 0.9%
2.268% 11/1/35 (h)	1,338	1,419
2.432% 4/1/35 (h)	2,471	2,613
2.463% 1/1/35 (h)	78	82
2.518% 8/1/34 (h)	484	515
2.53% 8/1/36 (h)	870	925
2.606% 6/1/37 (h)	1,731	1,842
2.877% 3/1/33 (h)	16	17
2.96% 8/1/41 (h)	3,645	3,819
3% 8/1/21	9,746	10,180
3.064% 10/1/35 (h)	255	272
3.114% 9/1/41 (h)	2,008	2,110
3.23% 4/1/41 (h)	1,082	1,142
3.249% 9/1/41 (h)	1,028	1,085
3.281% 6/1/41 (h)	1,373	1,451
3.464% 5/1/41 (h)	1,149	1,220
3.5% 1/1/26	4,708	4,982
3.567% 4/1/40 (h)	1,969	2,094
3.579% 2/1/40 (h)	3,184	3,387
3.61% 4/1/40 (h)	1,565	1,665
3.622% 6/1/41 (h)	1,795	1,911
3.695% 5/1/41 (h)	1,689	1,796
4% 9/1/25 to 4/1/26	10,020	10,733
4.5% 8/1/18 to 11/1/18	9,733	10,377
5% 4/1/20	4,333	4,599
8.5% 5/1/27 to 7/1/28	193	234
12% 11/1/19	1	1
TOTAL FREDDIE MAC		70,471
Ginnie Mae - 0.0%
7% 11/15/27 to 8/15/32	1,500	1,761
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $203,208)		207,826
Asset-Backed Securities - 14.2%
	Principal Amount (000s)	Value (000s)
Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 5.21% 1/25/34 (AMBAC Insured)	$ 1,496	$ 1,444
Series 2005-1 Class M1, 0.6255% 4/25/35 (h)	447	396
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8055% 3/25/34 (h)	83	77
Series 2006-OP1 Class M1, 0.4355% 4/25/36 (h)	8,000	719
Ally Auto Receivables Trust:
Series 2013-1 Class A3, 0.63% 5/15/17	16,486	16,512
Series 2013-SN1 Class A3, 0.72% 5/20/16	13,560	13,592
Series 2014-SN1 Class A3, 0.75% 2/21/17	9,825	9,825
Ally Master Owner Trust:
Series 2010-4 Class A, 1.2245% 8/15/17 (h)	4,000	4,036
Series 2012-1 Class A2, 1.44% 2/15/17	26,831	27,053
Series 2012-3 Class A2, 1.21% 6/15/17	39,389	39,620
Series 2012-4 Class A, 1.72% 7/15/19	5,070	5,117
Series 2013-1 Class A2, 1% 2/15/18	20,300	20,377
American Express Credit Account Master Trust:
Series 2012-2 Class A, 0.68% 3/15/18	42,670	42,807
Series 2012-5 Class A, 0.59% 5/15/18	21,580	21,608
AmeriCredit Auto Receivables Trust:
Series 2012-5 Class A3, 0.62% 6/8/17	12,680	12,695
Series 2013-1 Class A3, 0.61% 10/10/17	17,370	17,360
Series 2013-3 Class A2, 0.68% 10/11/16	6,824	6,826
Series 2013-5 Class A3, 0.9% 9/10/18	12,732	12,778
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2004-R2 Class M3, 0.9805% 4/25/34 (h)	60	32
Series 2005-R2 Class M1, 0.6055% 4/25/35 (h)	711	703
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9355% 3/25/34 (h)	378	350
Series 2004-W7 Class M1, 0.9805% 5/25/34 (h)	227	209
Series 2006-W4 Class A2C, 0.3155% 5/25/36 (h)	818	255
Asset Backed Securities Corp. Home Equity Loan Trust Series 2006-HE2 Class M1, 0.5255% 3/25/36 (h)	7	0*
BMW Floorplan Master Owner Trust Series 2012-1A Class A, 0.5545% 9/15/17 (f)(h)	20,000	20,050
Capital One Multi-Asset Execution Trust:
Series 2013-A1 Class A1, 0.63% 11/15/18	48,779	48,818
Series 2013-A3 Class A3, 0.96% 9/16/19	13,122	13,129
Capital Trust Ltd. Series 2004-1 Class C, 1.254% 7/20/39 (f)(h)	101	40
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Carmax Auto Owner Trust Series 2012-3 Class A3, 0.52% 7/17/17	$ 6,590	$ 6,595
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2955% 12/25/36 (h)	1,214	702
CFC LLC:
Series 2013-1A Class A, 1.65% 7/17/17 (f)	1,416	1,416
Series 2013-2A Class A, 1.75% 11/15/17 (f)	7,423	7,427
Chase Issuance Trust:
Series 2012-A8 Class A8, 0.54% 10/16/17	49,767	49,792
Series 2013-A8 Class A8, 1.01% 10/15/18	10,000	10,028
CIT Equipment Collateral:
Series 2012-VT1 Class A3, 1.1% 8/22/16 (f)	6,101	6,109
Series 2013-VT1 Class A3, 1.13% 7/20/20 (f)	17,500	17,510
Citibank Credit Card Issuance Trust:
Series 2012-A1 Class A1, 0.55% 10/10/17	24,100	24,117
Series 2013-A6 Class A6, 1.32% 9/7/18	27,860	28,179
Series 2014-A2 Class A2, 1.02% 2/22/19	16,050	16,047
Countrywide Home Loans, Inc.:
Series 2004-2 Class 3A4, 0.6555% 7/25/34 (h)	302	280
Series 2004-3 Class M4, 1.6105% 4/25/34 (h)	62	48
Series 2004-4 Class M2, 0.9505% 6/25/34 (h)	277	261
Discover Card Master Trust:
Series 2012-A3 Class A3, 0.86% 11/15/17	20,681	20,790
Series 2013-A2 Class A2, 0.69% 8/15/18	38,010	38,049
Series 2013-A5 Class A5, 1.04% 4/15/19	17,484	17,547
Enterprise Fleet Financing LLC Series 2014-1 Class A2, 0.87% 9/20/19 (f)	12,000	12,001
Fannie Mae Series 2004-T5:
Class AB1, 0.6357% 5/28/35 (h)	634	588
Class AB3, 0.9224% 5/28/35 (h)	273	252
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3305% 8/25/34 (h)	196	156
Ford Credit Auto Lease Trust:
Series 2013-A Class A3, 0.6% 3/15/16	15,260	15,278
Series 2013-B Class A3, 0.76% 9/15/16	6,780	6,799
Ford Credit Auto Owner Trust Series 2012-D Class A3, 0.51% 4/15/17	8,640	8,645
Ford Credit Floorplan Master Owner Trust:
Series 2013-1 Class A1, 0.85% 1/15/18	18,420	18,464
Series 2013-3 Class A1, 0.79% 6/15/17	10,000	10,035
Series 2014-1 Class A1, 1.2% 2/15/19	17,530	17,533
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fremont Home Loan Trust:
Series 2004-D:
Class M4, 1.5805% 11/25/34 (h)	$ 410	$ 55
Class M5, 1.6555% 11/25/34 (h)	158	3
Series 2005-A:
Class M3, 0.8905% 1/25/35 (h)	639	522
Class M4, 1.1755% 1/25/35 (h)	234	93
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6149% 2/25/47 (f)(h)	1,714	1,425
GE Business Loan Trust:
Series 2003-1 Class A, 0.5845% 4/15/31 (f)(h)	39	37
Series 2006-2A:
Class A, 0.3345% 11/15/34 (f)(h)	144	132
Class B, 0.4345% 11/15/34 (f)(h)	52	44
Class C, 0.5345% 11/15/34 (f)(h)	87	73
Class D, 0.9045% 11/15/34 (f)(h)	33	27
GE Capital Credit Card Master Note Trust:
Series 2012-1 Class A, 1.03% 1/15/18	16,310	16,375
Series 2012-4 Class A, 0.4545% 6/15/18 (h)	20,430	20,412
Series 2012-5 Class A, 0.95% 6/15/18	18,240	18,314
GE Equipment Small Ticket LLC:
Series 2012-1 Class A3, 1.04% 9/21/15 (f)	6,910	6,929
Series 2013-1A Class A3, 1.02% 2/24/17 (f)	10,000	10,043
GE Equipment Transportation LLC Series 2012-2 Class A3, 0.62% 7/25/16	13,820	13,821
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class C, 0.7055% 9/25/46 (f)(h)	4,155	4,155
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.4755% 8/25/33 (h)	77	74
Series 2003-3 Class M1, 1.4455% 8/25/33 (h)	361	338
Series 2003-5 Class A2, 0.8555% 12/25/33 (h)	205	191
Series 2004-1 Class M2, 1.8555% 6/25/34 (h)	308	233
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3455% 1/25/37 (h)	902	445
Hyundai Auto Lease Securitization Trust Series 2013-A Class A3, 0.66% 6/15/16 (f)	17,220	17,251
Hyundai Auto Receivables Trust Series 2013-B Class A3, 0.71% 9/15/17	15,760	15,808
Hyundai Floorplan Master Owner Trust Series 2013-1A Class A, 0.5045% 5/15/18 (f)(h)	13,740	13,713
John Deere Owner Trust:
Series 2011-A:
Class A3, 1.29% 1/15/16	310	311
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
John Deere Owner Trust: - continued
Series 2011-A: - continued
Class A4, 1.96% 4/16/18	$ 9,522	$ 9,566
Series 2013-A Class A3, 0.6% 3/15/17	11,000	11,014
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.4555% 7/25/36 (h)	49	2
Series 2007-CH1 Class AV4, 0.2855% 11/25/36 (h)	812	800
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5759% 12/27/29 (h)	212	210
Series 2006-A Class 2C, 1.3959% 3/27/42 (h)	516	82
Long Beach Mortgage Loan Trust Series 2006-6 Class 2A3, 0.3055% 7/25/36 (h)	8,672	4,012
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.4555% 5/25/37 (h)	323	2
Mercedes-Benz Auto Lease Trust Series 2013-A:
Class A3, 0.59% 2/15/16	15,930	15,947
Class A4, 0.72% 12/17/18	4,000	4,010
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	11,240	11,285
Mercedes-Benz Master Owner Trust Series 2012-AA Class A, 0.79% 11/15/17 (f)	37,710	37,781
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9055% 7/25/34 (h)	33	28
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1305% 7/25/34 (h)	102	87
Series 2006-FM1 Class A2B, 0.2655% 4/25/37 (h)	449	437
Series 2006-OPT1 Class A1A, 0.6755% 6/25/35 (h)	1,008	957
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8355% 8/25/34 (h)	367	368
Series 2005-NC1 Class M1, 0.8155% 1/25/35 (h)	269	249
Series 2005-NC2 Class B1, 1.3255% 3/25/35 (h)	164	79
Series 2006-NC4 Class A2D, 0.3955% 6/25/36 (h)	7,135	3,981
Nissan Auto Lease Trust:
Series 2012-B Class A4, 0.74% 9/17/18	4,773	4,781
Series 2013-A Class A3, 0.61% 4/15/16	18,085	18,108
Nissan Auto Receivables Owner Trust Series 2013-B Class A3, 0.84% 11/15/17	13,513	13,576
Nissan Master Owner Trust Receivables:
Series 2012-A Class A, 0.63% 5/15/17 (h)	31,257	31,360
Series 2013-A Class A, 0.46% 2/15/18 (h)	16,000	16,006
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 0.9854% 10/30/45 (h)	1,764	1,729
Ocala Funding LLC:
Series 2005-1A Class A, 1.654% 3/20/10 (c)(f)(h)	381	0
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ocala Funding LLC: - continued
Series 2006-1A Class A, 1.554% 3/20/11 (c)(f)(h)	$ 792	$ 0
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4055% 9/25/34 (h)	3,309	2,959
Class M4, 1.6055% 9/25/34 (h)	460	259
Series 2005-WCH1 Class M4, 0.9855% 1/25/36 (h)	994	817
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9555% 4/25/33 (h)	3	3
Santander Drive Auto Receivables Trust:
Series 2012-4 Class A3, 1.04% 8/15/16	9,812	9,829
Series 2012-5 Class A3, 0.83% 12/15/16	9,120	9,130
Series 2013-2 Class A3, 0.7% 9/15/17	10,000	10,012
Series 2013-4:
Class A2, 0.89% 9/15/16	8,223	8,235
Class A3, 1.11% 12/15/17	9,300	9,355
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9505% 3/25/35 (h)	684	576
SLM Private Credit Student Loan Trust:
Series 2004-A:
Class B, 0.8229% 6/15/33 (h)	1,187	1,108
Class C, 1.1929% 6/15/33 (h)	4,693	4,051
Series 2004-B:
Class A2, 0.4429% 6/15/21 (h)	4,073	4,025
Class C, 1.1129% 9/15/33 (h)	6,285	5,456
SLM Student Loan Trust:
Series 2012-7 Class A2, 0.4355% 9/25/19 (h)	17,275	17,237
Series 2013-1 Class A2, 0.4055% 9/25/19 (h)	22,000	21,922
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8805% 9/25/34 (h)	34	24
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0155% 9/25/34 (h)	386	366
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.8029% 4/6/42 (f)(h)	272	61
Volkswagen Auto Lease Trust:
Series 2013-A Class A3, 0.84% 7/20/16	11,590	11,651
Series 2014-A Class A3, 0.8% 4/20/17	11,976	11,976
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0386% 10/25/44 (f)(h)	5,586	5,402
World Omni Auto Lease Securitization Trust Series 2012-A Class A3, 0.93% 11/16/15	5,862	5,876
TOTAL ASSET-BACKED SECURITIES (Cost $1,150,288)		1,138,687
Collateralized Mortgage Obligations - 5.5%
	Principal Amount (000s)	Value (000s)
Private Sponsor - 1.8%
Credit Suisse Mortgage Capital Certificates floater Series 2011-7R Class A1, 1.4085% 8/28/47 (f)(h)	$ 780	$ 778
Credit Suisse Mortgage Trust:
Series 2011-17R Class 2A1, 3.4% 12/27/37 (f)(h)	3,603	3,659
Series 2012-2R Class 1A1, 2.6365% 5/27/35 (f)(h)	7,532	7,805
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.254% 12/20/54 (h)	49	46
Series 2006-1A:
Class A5, 0.294% 12/20/54 (f)(h)	23,551	23,306
Class C2, 1.354% 12/20/54 (f)(h)	4,170	4,034
Series 2006-2:
Class A4, 0.234% 12/20/54 (h)	3,358	3,320
Class C1, 1.094% 12/20/54 (h)	15,090	14,259
Class M2, 0.614% 12/20/54 (h)	3,000	2,855
Series 2006-3 Class C2, 1.154% 12/20/54 (h)	6,611	6,294
Series 2006-4:
Class A4, 0.254% 12/20/54 (h)	6,105	6,036
Class B1, 0.334% 12/20/54 (h)	13,366	12,998
Class C1, 0.914% 12/20/54 (h)	8,172	7,712
Class M1, 0.494% 12/20/54 (h)	3,521	3,349
Series 2007-1:
Class 1C1, 0.754% 12/20/54 (h)	1,340	1,256
Class 1M1, 0.454% 12/20/54 (h)	881	840
Class 2C1, 1.014% 12/20/54 (h)	610	574
Class 2M1, 0.654% 12/20/54 (h)	1,132	1,078
Class 3A1, 0.354% 12/20/54 (h)	6,227	6,163
Series 2007-2:
Class 2C1, 1.0145% 12/17/54 (h)	1,568	1,477
Class 3A1, 0.3345% 12/17/54 (h)	1,300	1,286
Granite Mortgages Series 2003-2 Class 1A3, 0.7366% 7/20/43 (h)	6,290	6,266
Granite Mortgages PLC floater:
Series 2003-3:
Class 1A3, 0.6366% 1/20/44 (h)	1,572	1,564
Class 1C, 2.6866% 1/20/44 (h)	2,644	2,622
Series 2004-1 Class 2A1, 0.5651% 3/20/44 (h)	19,978	19,847
Series 2004-3 Class 2A1, 0.5251% 9/20/44 (h)	6,147	6,112
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3655% 5/25/47 (h)	371	283
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3255% 2/25/37 (h)	600	545
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5065% 7/10/35 (f)(h)	$ 279	$ 257
Class B6, 3.0065% 7/10/35 (f)(h)	33	31
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (h)	19	18
TOTAL PRIVATE SPONSOR		146,670
U.S. Government Agency - 3.7%
Fannie Mae:
floater:
Series 2008-76 Class EF, 0.6555% 9/25/23 (h)	849	852
Series 2010-86 Class FE, 0.6055% 8/25/25 (h)	2,594	2,611
Series 2013-9 Class FA, 0.5055% 3/25/42 (h)	20,155	20,169
floater planned amortization class Series 2005-90 Class FC, 0.4055% 10/25/35 (h)	4,264	4,269
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	9,032	9,648
planned amortization class Series 2012-94 Class E, 3% 6/25/22	5,082	5,286
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	869	959
Series 2003-76 Class BA, 4.5% 3/25/18	585	594
Series 2009-31 Class A, 4% 2/25/24	1,356	1,421
Series 2010-135 Class DE, 2.25% 4/25/24	4,995	5,093
Series 2011-16 Class FB, 0.3055% 3/25/31 (h)	11,788	11,795
Series 2010-123 Class DL, 3.5% 11/25/25	2,297	2,388
Series 2010-143 Class B, 3.5% 12/25/25	3,730	3,901
Series 2011-23 Class AB, 2.75% 6/25/20	3,032	3,131
Series 2011-88 Class AB, 2.5% 9/25/26	3,986	4,094
Series 2013-40 Class PV, 2% 1/25/26	13,430	13,660
Freddie Mac:
floater:
Series 2711 Class FC, 1.0545% 2/15/33 (h)	7,333	7,448
Series 3879 Class AF, 0.5845% 6/15/41 (h)	10,664	10,708
floater planned amortization class:
Series 2953 Class LF, 0.4545% 12/15/34 (h)	2,919	2,923
Series 3117 Class JF, 0.4545% 2/15/36 (h)	4,557	4,564
floater sequential payer:
Series 3325:
Class FM, 0.5845% 5/15/37 (h)	4,747	4,767
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
floater sequential payer: - continued
Series 3325: - continued
Class FN, 0.5845% 5/15/37 (h)	$ 4,747	$ 4,767
Series 3943 Class EF 0.4045% 2/15/26 (h)	7,271	7,275
pass-thru certificates Series 2011-3938 Class BE, 2% 10/15/21	12,203	12,437
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	617	647
Series 2535 Class PC, 6% 9/15/32	324	331
Series 2866 Class XE, 4% 12/15/18	1,106	1,120
Series 3763 Class QA, 4% 4/15/34	6,243	6,558
Series 3792 Class DF, 0.5545% 11/15/40 (h)	15,700	15,744
Series 3820 Class DA, 4% 11/15/35	5,887	6,275
sequential payer:
Series 2635 Class DG, 4.5% 1/15/18	586	593
Series 3659 Class EJ 3% 6/15/18	6,097	6,268
Series 3696 Class AE, 1.2% 7/15/15	1,511	1,516
Series 3949 Class MK, 4.5% 10/15/34	4,649	5,009
Series 4221-CLS Class GA, 1.4% 7/15/23	24,973	24,970
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2009-116 Class KF, 0.6845% 12/16/39 (h)	3,564	3,587
Series 2012-113 Class FJ, 0.407% 1/20/42 (h)	8,977	8,940
Series 2012-149:
Class LF, 0.407% 12/20/42 (h)	7,544	7,496
Class MF, 0.407% 12/20/42 (h)	19,232	19,109
Series 2013-37 Class F, 0.427% 3/20/43 (h)	5,424	5,393
Series 2013-9 Class F, 0.407% 1/20/43 (h)	13,733	13,670
floater planned amortization class Series 2005-47 Class FX, 0.307% 5/20/34 (h)	16,155	16,143
floater sequential payer:
Series 2010-120 Class FB 0.457% 9/20/35 (h)	5,149	5,164
Series 2011-150 Class D, 3% 4/20/37	2,156	2,189
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	1,442	1,455
Series 2010-99 Class PT, 3.5% 8/20/33	1,864	1,882
TOTAL U.S. GOVERNMENT AGENCY		298,819
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $431,721)		445,489
Commercial Mortgage Securities - 8.5%
	Principal Amount (000s)	Value (000s)
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5236% 2/14/43 (h)(j)	$ 1,906	$ 50
Banc of America Commercial Mortgage Trust Series 2006-4 Class A1A, 5.617% 7/10/46 (h)	14,577	16,029
Banc of America REMIC Trust Series 2012-CLRN Class A1, 1.3045% 8/15/29 (f)(h)	23,500	23,529
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.0055% 12/25/33 (f)(h)	30	24
Series 2005-4A:
Class A2, 0.5455% 1/25/36 (f)(h)	2,745	2,286
Class B1, 1.5555% 1/25/36 (f)(h)	205	42
Class M1, 0.6055% 1/25/36 (f)(h)	876	491
Class M2, 0.6255% 1/25/36 (f)(h)	285	151
Class M3, 0.6555% 1/25/36 (f)(h)	378	196
Class M4, 0.7655% 1/25/36 (f)(h)	210	102
Class M5, 0.8055% 1/25/36 (f)(h)	210	75
Class M6, 0.8555% 1/25/36 (f)(h)	213	63
Series 2006-3A Class M4, 0.5855% 10/25/36 (f)(h)	59	8
Series 2007-1 Class A2, 0.4255% 3/25/37 (f)(h)	1,745	1,217
Series 2007-2A:
Class A1, 0.4255% 7/25/37 (f)(h)	328	265
Class A2, 0.4755% 7/25/37 (f)(h)	308	211
Class M1, 0.5255% 7/25/37 (f)(h)	109	35
Class M2, 0.5655% 7/25/37 (f)(h)	61	10
Class M3, 0.6455% 7/25/37 (f)(h)	62	5
Class M4, 0.8055% 7/25/37 (f)(h)	56	2
Series 2007-3:
Class A2, 0.4455% 7/25/37 (f)(h)	411	287
Class M1, 0.4655% 7/25/37 (f)(h)	309	198
Class M2, 0.4955% 7/25/37 (f)(h)	332	188
Class M3, 0.5255% 7/25/37 (f)(h)	538	236
Class M4, 0.6555% 7/25/37 (f)(h)	844	203
Class M5, 0.7555% 7/25/37 (f)(h)	428	72
Class M6, 0.9555% 7/25/37 (f)(h)	101	1
Series 2007-4A:
Class A2, 0.7055% 9/25/37 (f)(h)	3,957	1,058
Class M1, 1.1055% 9/25/37 (f)(h)	624	73
Class M2, 1.2055% 9/25/37 (f)(h)	624	40
Series 2006-2A Class IO, 0% 7/25/36 (f)(j)	27,904	0
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AAB, 5.4389% 3/11/39 (h)	$ 2,364	$ 2,365
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class E, 0.4545% 3/15/22 (f)(h)	246	241
Class F, 0.5045% 3/15/22 (f)(h)	967	918
Class G, 0.5545% 3/15/22 (f)(h)	248	228
Class H, 0.7045% 3/15/22 (f)(h)	303	270
Class J, 0.8545% 3/15/22 (f)(h)	303	264
sequential payer:
Series 2005-PWR8 Class A4, 4.674% 6/11/41	8,539	8,860
Series 2006-PW13 Class A1A, 5.533% 9/11/41	14,050	15,358
Series 2006-T22 Class A1A, 5.5801% 4/12/38 (h)	15,171	16,455
Series 2005-T18 Class A4, 4.933% 2/13/42	11,776	12,148
Series 2006-PW12 Class A1A, 5.7034% 9/11/38 (h)	11,246	12,266
C-BASS Trust floater Series 2006-SC1 Class A, 0.4255% 5/25/36 (f)(h)	3,173	3,058
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	9,747	10,901
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.4233% 5/15/35 (f)(h)(j)	18,611	253
CGBAM Commercial Mortgage Trust Series 2013-A1 Class A1, 1.32% 5/15/30 (f)(h)	12,910	12,918
Citigroup Commercial Mortgage Trust Series 2013-GC11 Class A1, 0.754% 4/10/46	5,959	5,945
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2005-CD1 Class A4, 5.2186% 7/15/44 (h)	5,050	5,331
Series 2006-CD2 Class A1B, 5.3084% 1/15/46 (h)	23,298	24,839
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.0045% 4/15/17 (f)(h)	85	85
sequential payer:
Series 2006-C7 Class A1A, 5.741% 6/10/46 (h)	20,570	22,434
Series 2006-C8 Class A4, 5.306% 12/10/46	10,980	11,964
Series 2004-LB4A Class A5, 4.84% 10/15/37	37,429	37,798
Commercial Mortgage Trust pass-thru certificates sequential payer Series 2012-CR2 Class A1, 0.824% 8/15/45	2,878	2,873
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class AX, 1.3434% 8/15/36 (h)(j)	2,699	4
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1:
Class C:
0.3245% 2/15/22 (f)(h)	$ 829	$ 822
0.4245% 2/15/22 (f)(h)	448	443
Class F, 0.4745% 2/15/22 (f)(h)	897	878
DBUBS Series 2011-LC3A Class A1, 2.238% 8/10/44	1,346	1,363
Del Coronado Trust floater Series 2013-HDC Class A, 0.9545% 3/15/26 (f)(h)	5,000	4,982
Extended Stay America Trust floater Series 2013-ESFL:
Class A1FL, 0.9571% 12/5/31 (f)(h)	6,879	6,876
Class A2FL, 0.8571% 12/5/31 (f)(h)	9,010	8,971
Freddie Mac:
pass-thru certificates Series K708 Class A1, 1.67% 10/25/18	8,000	8,134
sequential payer Series K501 Class A1, 1.337% 6/25/16	9,151	9,244
Series K707 Class A1, 1.615% 9/25/18	10,849	11,019
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2006-C1 Class A4, 5.2808% 3/10/44 (h)	11,890	12,683
Series 2001-1 Class X1, 1.7244% 5/15/33 (f)(h)(j)	1,427	30
Series 2006-C1 Class A1A, 5.2808% 3/10/44 (h)	8,158	8,764
Series 2007-C1 Class XP, 0.1602% 12/10/49 (h)(j)	2,086	1
GMAC Commercial Mortgage Securities, Inc. Series 2004-C2 Class A4, 5.301% 8/10/38	6,482	6,547
Greenwich Capital Commercial Funding Corp. floater Series 2006-FL4 Class B, 0.3471% 11/5/21 (f)(h)	8,330	8,272
GS Mortgage Securities Corp. II:
sequential payer Series 2004-GG2 Class A6, 5.396% 8/10/38 (h)	4,466	4,484
Series 2006-GG6:
Class A1A, 5.556% 4/10/38 (h)	7,605	8,152
Class A2, 5.506% 4/10/38	262	262
GS Mortgage Securities Corp. Trust:
Series 2013- C, 2.974% 1/10/30 (f)	2,330	2,324
Series 2013-KYO Class A, 1.0065% 11/8/29 (f)(h)	14,820	14,783
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	9,426	10,315
Series 2011-GC5 Class A1, 1.468% 8/10/44 (h)	3,931	3,956
Series 2012-GC6 Class A1, 1.282% 1/10/45	1,867	1,876
Series 2013-GC12 Class A1, 0.742% 6/10/46 (h)	5,934	5,896
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Hilton U.S.A. Trust floater Series 2013-HLF Class AFL, 1.1683% 11/5/30 (f)(h)	$ 8,353	$ 8,363
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-C6 Class A1, 1.0305% 5/15/45	5,628	5,633
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class A2, 0.2845% 11/15/18 (f)(h)	920	913
Class D, 0.3845% 11/15/18 (f)(h)	85	81
Class E, 0.4345% 11/15/18 (f)(h)	121	116
Class F, 0.4845% 11/15/18 (f)(h)	182	173
Class G, 0.5145% 11/15/18 (f)(h)	158	150
Class H, 0.6545% 11/15/18 (f)(h)	121	114
Series 2013-FL3 Class A1, 0.9545% 4/15/28 (f)(h)	12,570	12,516
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45	15,011	16,424
Series 2007-LD11 Class A2, 5.7984% 6/15/49 (h)	2,574	2,589
Series 2013-C10, Class A1, 0.7302% 12/15/47	4,259	4,231
Series 2006-LDP7 Class A1A, 5.8726% 4/15/45 (h)	17,332	18,986
JPMorgan Chase Commercial Mortgage Trust Series 13-LC11 Class A1, 0.7664% 4/15/46	9,816	9,729
LB-UBS Commercial Mortgage Trust:
sequential payer Series 2005-C1 Class A1A, 4.581% 2/15/30	10,638	10,908
Series 2004-C8, 4.799% 12/15/29	5,826	5,905
Series 2007-C2 Class XCP, 0.4818% 2/15/40 (h)(j)	143,196	103
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class H, 0.5545% 9/15/21 (f)(h)	179	177
Merrill Lynch Commercial Trust floater Series 2008-LAQA Class A2, 0.6954% 7/9/21 (f)(h)	2,040	2,026
Merrill Lynch Mortgage Trust:
Series 2005-CKI1 Class A1A, 5.2825% 11/12/37 (h)	3,990	4,228
Series 2006-C2 Class A1A, 5.739% 8/12/43 (h)	13,019	14,262
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer Series 2007-9 Class A2, 5.59% 9/12/49	682	683
Series 2006-4 Class XP, 0.618% 12/12/49 (h)(j)	62,199	332
Morgan Stanley BAML Trust Series 2012-C5 Class A1, 0.916% 8/15/45	6,723	6,751
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (f)(h)	241	181
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I Trust: - continued
floater: - continued
Series 2007-XLFA:
Class A2, 0.255% 10/15/20 (f)(h)	$ 4,014	$ 3,989
Class B, 0.285% 10/15/20 (f)(h)	202	197
Class C, 0.315% 10/15/20 (f)(h)	2,400	2,331
Class D, 0.345% 10/15/20 (f)(h)	1,889	1,825
Class E, 0.405% 10/15/20 (f)(h)	562	540
Class F, 0.455% 10/15/20 (f)(h)	337	321
Class G, 0.495% 10/15/20 (f)(h)	417	399
Class H, 0.585% 10/15/20 (f)(h)	262	242
Class J, 0.735% 10/15/20 (f)(h)	152	66
sequential payer:
Series 2007-IQ14 Class A2, 5.61% 4/15/49	2,253	2,284
Series 2012-C4 Class A1, 1.085% 3/15/45	5,338	5,348
Series 2006-HQ9 Class A4, 5.731% 7/12/44 (h)	7,686	8,372
Series 2006-IQ11 Class A1A, 5.6548% 10/15/42 (h)	15,924	17,250
SCG Trust Series 2013-SRP1 Class A, 1.56% 11/15/26 (f)(h)	8,956	8,965
UBS Commercial Mortgage Trust Series 2012-C1 Class A1, 1.032% 5/10/45	3,643	3,662
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2013-C6 Class A1, 0.805% 4/10/46	4,971	4,943
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class F, 0.4945% 9/15/21 (f)(h)	964	958
Class G, 0.5145% 9/15/21 (f)(h)	1,198	1,174
Class J, 0.7545% 9/15/21 (f)(h)	266	234
Series 2007-WHL8 Class F, 0.6345% 6/15/20 (f)(h)	2,172	1,982
sequential payer Series 2006-C29 Class A1A, 5.297% 11/15/48	7,293	7,985
Series 2006-C23:
Class A1A, 5.422% 1/15/45 (h)	15,083	16,185
Class A5, 5.416% 1/15/45 (h)	15,350	16,503
Series 2006-C24 Class A1A, 5.557% 3/15/45 (h)	13,118	14,159
Series 2006-C26 Class A1A, 6.009% 6/15/45 (h)	10,094	11,053
Series 2007-C30 Class XP, 0.4783% 12/15/43 (f)(h)(j)	166,189	36
Series 2007-C31A Class A2, 5.421% 4/15/47	3,853	3,854
Wells Fargo Commercial Mortgage Trust Series 2013-LC12 Class A1, 1.676% 7/15/46	14,487	14,596
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C5 Class A1, 1.456% 11/15/44	$ 1,585	$ 1,597
Series 2012-C8 Class A1, 0.864% 8/15/45	3,981	3,983
Series 2013-C13 Class A1, 0.778% 5/15/45	3,502	3,476
Series 2013-C14 Class A1, 0.836% 6/15/46	3,637	3,612
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $698,875)		683,695
Municipal Securities - 0.9%

Illinois Gen. Oblig.:
Series 2010, 4.421% 1/1/15	35,250	36,338
Series 2011, 4.511% 3/1/15	14,745	15,302
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 0.45% 3/7/14, VRDN (h)(i)	18,000	18,000
TOTAL MUNICIPAL SECURITIES (Cost $69,346)		69,640
Foreign Government and Government Agency Obligations - 0.5%

Banco Nacional de Desenvolvimento Economico e Social 3.375% 9/26/16 (f)	9,195	9,367
Ontario Province 1% 7/22/16	30,000	30,249
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $39,164)		39,616
Money Market Funds - 0.6%
	Shares
Fidelity Cash Central Fund, 0.10% (a) (Cost $49,649)	49,648,945	49,649
Cash Equivalents - 2.0%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.05%, dated 2/28/14 due 3/3/14 (Collateralized by U.S. Government Obligations) # (b) (Cost $157,711)	$ 157,712	$ 157,711
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $8,180,355)		8,213,176
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(175,790)
NET ASSETS - 100%		$ 8,037,386
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2) (000s)	Value (000s) (1)	Upfront Premium Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 271	$ (201)	$ 0	$ (201)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $877,365,000 or 10.9% of net assets.

(g) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,104,000.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,532,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 1,472
* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$157,711,000 due 3/03/14 at 0.05%
Commerz Markets LLC	$ 156,329
Mizuho Securities USA, Inc.	1,382
$ 157,711
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 29
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,496,705	$ -	$ 3,495,173	$ 1,532
U.S. Government and Government Agency Obligations	1,924,158	-	1,924,158	-
U.S. Government Agency - Mortgage Securities	207,826	-	207,826	-
Asset-Backed Securities	1,138,687	-	1,128,220	10,467
Collateralized Mortgage Obligations	445,489	-	445,201	288
Commercial Mortgage Securities	683,695	-	683,514	181
Municipal Securities	69,640	-	69,640	-
Foreign Government and Government Agency Obligations	39,616	-	39,616	-
Money Market Funds	49,649	49,649	-	-
Cash Equivalents	157,711	-	157,711	-
Total Investments in Securities:	$ 8,213,176	$ 49,649	$ 8,151,059	$ 12,468
Derivative Instruments:
Liabilities
Swaps	$ (201)	$ -	$ (201)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type (Amount in thousands)	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (201)
Total Value of Derivatives	$ -	$ (201)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.5%
United Kingdom	4.8%
Canada	2.6%
Netherlands	1.5%
Japan	1.2%
Others (Individually Less Than 1%)	4.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $154,457 and repurchase agreements of $157,711) - See accompanying schedule: Unaffiliated issuers (cost $8,130,706)	$ 8,163,527
Fidelity Central Funds (cost $49,649)	49,649
Total Investments (cost $8,180,355)		$ 8,213,176
Receivable for investments sold		48,208
Receivable for swaps		1
Receivable for fund shares sold		6,377
Interest receivable		24,528
Distributions receivable from Fidelity Central Funds		5
Receivable from investment adviser for expense reductions		1
Other receivables		82
Total assets		8,292,378

Liabilities
Payable to custodian bank	$ 12
Payable for investments purchased	88,652
Payable for fund shares redeemed	5,183
Distributions payable	265
Bi-lateral OTC swaps, at value	201
Accrued management fee	2,084
Other affiliated payables	806
Other payables and accrued expenses	78
Collateral on securities loaned, at value	157,711
Total liabilities		254,992

Net Assets		$ 8,037,386
Net Assets consist of:
Paid in capital		$ 8,272,576
Undistributed net investment income		777
Accumulated undistributed net realized gain (loss) on investments		(268,587)
Net unrealized appreciation (depreciation) on investments		32,620
Net Assets		$ 8,037,386

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Short-Term Bond: Net Asset Value, offering price and redemption price per share ($6,583,099 ÷ 764,651 shares)	$ 8.61

Class F: Net Asset Value, offering price and redemption price per share ($1,454,287 ÷ 168,984 shares)	$ 8.61

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 28, 2014 (Unaudited)

Investment Income
Interest		$ 58,939
Income from Fidelity Central Funds		29
Total income		58,968

Expenses
Management fee	$ 13,281
Transfer agent fees	3,469
Fund wide operations fee	1,595
Independent trustees' compensation	17
Miscellaneous	7
Total expenses before reductions	18,369
Expense reductions	(15)	18,354
Net investment income (loss)		40,614
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,552
Swaps	7
Total net realized gain (loss)		1,559
Change in net unrealized appreciation (depreciation) on: Investment securities	56,009
Swaps	(15)
Total change in net unrealized appreciation (depreciation)		55,994
Net gain (loss)		57,553
Net increase (decrease) in net assets resulting from operations		$ 98,167

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 40,614	$ 76,943
Net realized gain (loss)	1,559	18,953
Change in net unrealized appreciation (depreciation)	55,994	(60,042)
Net increase (decrease) in net assets resulting from operations	98,167	35,854
Distributions to shareholders from net investment income	(38,692)	(73,882)
Share transactions - net increase (decrease)	(960,276)	210,824
Total increase (decrease) in net assets	(900,801)	172,796

Net Assets
Beginning of period	8,938,187	8,765,391
End of period (including undistributed net investment income of $777 and distributions in excess of net investment income of $1,145, respectively)	$ 8,037,386	$ 8,938,187

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Short-Term Bond

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 8.55	$ 8.59	$ 8.53	$ 8.48	$ 8.22	$ 8.31
Income from Investment Operations
Net investment income (loss) D	.040	.073	.098	.127	.186	.260
Net realized and unrealized gain (loss)	.058	(.043)	.066	.052	.264	(.097)
Total from investment operations	.098	.030	.164	.179	.450	.163
Distributions from net investment income	(.038)	(.070)	(.104)	(.129)	(.190)	(.253)
Net asset value, end of period	$ 8.61	$ 8.55	$ 8.59	$ 8.53	$ 8.48	$ 8.22
Total Return B, C	1.15%	.35%	1.94%	2.13%	5.53%	2.07%
Ratios to Average Net Assets E, G
Expenses before reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	.94% A	.85%	1.15%	1.50%	2.23%	3.22%
Supplemental Data
Net assets, end of period (in millions)	$ 6,583	$ 7,251	$ 7,494	$ 7,952	$ 7,774	$ 6,333
Portfolio turnover rate F	84% A	68%	71%	223%	233% H	264% H

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.55	$ 8.58	$ 8.53	$ 8.48	$ 8.22	$ 8.10
Income from Investment Operations
Net investment income (loss) D	.044	.082	.106	.135	.193	.042
Net realized and unrealized gain (loss)	.058	(.033)	.056	.053	.265	.121
Total from investment operations	.102	.049	.162	.188	.458	.163
Distributions from net investment income	(.042)	(.079)	(.112)	(.138)	(.198)	(.043)
Net asset value, end of period	$ 8.61	$ 8.55	$ 8.58	$ 8.53	$ 8.48	$ 8.22
Total Return B, C	1.20%	.57%	1.92%	2.23%	5.63%	2.01%
Ratios to Average Net Assets E, H
Expenses before reductions	.35% A	.35%	.35%	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35% A
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35%	.35% A
Net investment income (loss)	1.04% A	.95%	1.25%	1.60%	2.33%	3.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,454,287	$ 1,687,511	$ 1,271,542	$ 796,166	$ 344,203	$ 398
Portfolio turnover rate F	84% A	68%	71%	223%	233% I	264% I

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period June 26, 2009 (commencement of sale of shares) to August 31, 2009. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IThe portfolio turnover rate excludes liquidations and redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Short-Term Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Short-Term Bond and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis over the remaining life of the security, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to

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3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, in-kind transactions, deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 78,829
Gross unrealized depreciation	(45,964)
Net unrealized appreciation (depreciation) on securities and other investments	$ 32,865

Tax cost	$ 8,180,311

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (124,501)
2018	(142,198)
Total capital loss carryforward	$ (266,699)

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

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4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$ 7	$ (15)

Totals (a)	$ 7	$ (15)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to

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4. Derivative Instruments - continued

Swaps - continued

realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Credit Default Swaps - continued

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $1,041,256 and $1,177,883, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of .10% of Short-Term Bond's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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6. Fees and Other Transactions with Affiliates - continued

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $189.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by four hundred and seven dollars.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $15.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2014	Year ended August 31, 2013
From net investment income
Short-Term Bond	$ 30,883	$ 60,146
Class F	7,809	13,736
Total	$ 38,692	$ 73,882

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Short-Term Bond
Shares sold	114,893	248,231	$ 986,454	$ 2,132,549
Reinvestment of distributions	3,394	6,649	29,160	57,106
Shares redeemed	(201,690)	(279,723)	(1,731,514)	(2,402,530)
Net increase (decrease)	(83,403)	(24,843)	$ (715,900)	$ (212,875)
Class F
Shares sold	14,550	63,670	$ 124,844	$ 547,058
Reinvestment of distributions	909	1,600	7,809	13,736
Shares redeemed	(43,924)	(15,988)	(377,029)	(137,095)
Net increase (decrease)	(28,465)	49,282	$ (244,376)	$ 423,699

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the

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12. Other - continued

performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds and the Fidelity Freedom K Funds were the owners of record, in the aggregate, of approximately 36% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short-Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

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The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Short-Term Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

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(Fidelity Investment logo)(registered trademark)
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245 Summer St., Boston, MA 02210
www.fidelity.com

STP-USAN-0414
1.784864.110

Spartan®

U.S. Bond Index
Fund

Class F

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets,as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Investor Class	.22%
Actual		$ 1,000.00	$ 1,028.70	$ 1.11
HypotheticalA		$ 1,000.00	$ 1,023.70	$ 1.10
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,029.40	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,029.50	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 1,029.60	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25
Class F	.05%
Actual		$ 1,000.00	$ 1,029.60	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2014	As of August 31, 2013
U.S. Government and U.S. Government Agency Obligations 71.0%	U.S. Government and U.S. Government Agency Obligations 72.4%
AAA 4.0%	AAA 3.3%
AA 4.0%	AA 3.7%
A 9.8%	A 10.1%
BBB 13.0%	BBB 11.2%
BB and Below 0.0%	BB and Below 0.3%
Not Rated 0.2%	Not Rated 0.1%
Short-Term Investments and Net Other Assets (2.0)%†	Short-Term Investments and Net Other Assets (1.1)%†

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2014
6 months ago
Years	6.8	6.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2014
6 months ago
Years	5.3	5.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2014*		As of August 31, 2013**
	Corporate Bonds 23.9%		Corporate Bonds 22.2%
	U.S. Government and U.S. Government Agency Obligations 71.0%		U.S. Government and U.S. Government Agency Obligations 72.4%
	Asset-Backed Securities 0.3%		Asset-Backed Securities 0.1%
	CMOs and Other Mortgage Related Securities 2.0%		CMOs and Other Mortgage Related Securities 2.0%
	Municipal Bonds 0.7%		Municipal Bonds 0.7%
	Other Investments 4.1%		Other Investments 3.7%
	Short-Term Investments and Net Other Assets (Liabilities) (2.0)%†		Short-Term Investments and Net Other Assets (Liabilities) (1.1)%†
* Foreign investments	8.9%	** Foreign investments	8.0%

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.9%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.0%
Ford Motor Co. 4.75% 1/15/43	$ 4,800	$ 4,642
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19 (c)	1,623	1,636
University of Southern California 5.25% 10/1/2111	2,000	2,286
		3,922
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,649
6.3% 3/1/38	7,045	8,973
Starbucks Corp. 3.85% 10/1/23	1,875	1,925
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,106
5.3% 9/15/19	2,000	2,255
		17,908
Media - 1.0%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	4,284
Comcast Corp.:
3.125% 7/15/22	3,000	2,974
4.65% 7/15/42	4,000	3,997
4.95% 6/15/16	1,862	2,035
5.7% 5/15/18	2,940	3,401
5.7% 7/1/19	8,500	9,949
6.4% 3/1/40	1,000	1,232
6.55% 7/1/39	3,000	3,777
6.95% 8/15/37	6,700	8,708
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	4,400	4,621
4.75% 10/1/14	4,500	4,609
5.875% 10/1/19	2,905	3,332
6.35% 3/15/40	1,000	1,080
6.375% 3/1/41	2,100	2,280
Discovery Communications LLC:
3.25% 4/1/23	2,338	2,239
5.05% 6/1/20	3,200	3,563
NBCUniversal, Inc.:
3.65% 4/30/15	2,248	2,330
6.4% 4/30/40	3,000	3,667
News America Holdings, Inc. 7.75% 12/1/45	3,160	4,346
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
News America, Inc.:
5.3% 12/15/14	$ 868	$ 902
5.65% 8/15/20	1,000	1,164
6.15% 3/1/37	3,955	4,564
6.9% 3/1/19	2,110	2,565
6.9% 8/15/39	2,000	2,495
Thomson Reuters Corp.:
1.3% 2/23/17	2,350	2,348
4.7% 10/15/19	4,000	4,394
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	10,021
5.85% 5/1/17	5,801	6,561
6.75% 7/1/18	1,162	1,370
7.3% 7/1/38	4,000	5,000
8.75% 2/14/19	2,368	3,022
Time Warner, Inc.:
3.15% 7/15/15	5,000	5,172
4% 1/15/22	1,000	1,034
5.875% 11/15/16	2,131	2,400
6.5% 11/15/36	5,724	6,721
Viacom, Inc.:
4.25% 9/1/23	7,775	8,031
4.375% 9/15/14	2,000	2,041
4.375% 3/15/43	2,635	2,331
5.625% 9/15/19	1,000	1,145
6.125% 10/5/17	5,420	6,245
Walt Disney Co.:
1.125% 2/15/17	2,760	2,773
2.55% 2/15/22	2,810	2,720
5.5% 3/15/19	2,000	2,334
		159,777
Multiline Retail - 0.2%
Kohl's Corp. 4.75% 12/15/23	7,800	8,143
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,438
4.3% 2/15/43	4,750	4,336
Target Corp.:
3.875% 7/15/20	3,000	3,216
4% 7/1/42	7,000	6,344
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Target Corp.: - continued
5.875% 7/15/16	$ 2,100	$ 2,351
7% 1/15/38	1,038	1,365
		30,193
Specialty Retail - 0.4%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,750	3,833
AutoZone, Inc.:
3.125% 7/15/23	3,825	3,607
3.7% 4/15/22	5,500	5,498
Home Depot, Inc.:
2.25% 9/10/18	5,000	5,095
4.2% 4/1/43	1,575	1,530
4.875% 2/15/44	2,875	3,092
5.4% 3/1/16	6,400	7,010
5.875% 12/16/36	4,700	5,679
Lowe's Companies, Inc.:
1.625% 4/15/17	10,300	10,484
4.625% 4/15/20	2,000	2,228
4.65% 4/15/42	6,500	6,535
5.8% 4/15/40	2,000	2,321
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,825	2,791
Turlock Corp.:
1.5% 11/2/17	4,775	4,781
2.75% 11/2/22	5,725	5,458
4% 11/2/32	1,900	1,831
4.15% 11/2/42	1,900	1,772
		73,545
TOTAL CONSUMER DISCRETIONARY		289,987
CONSUMER STAPLES - 1.9%
Beverages - 0.5%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,242
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	4,725	4,668
2.625% 1/17/23	2,825	2,678
4.625% 2/1/44	4,000	4,105
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	7,900	7,932
2.5% 7/15/22	8,625	8,164
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Anheuser-Busch InBev Worldwide, Inc.: - continued
4.125% 1/15/15	$ 5,700	$ 5,882
5.375% 1/15/20	1,500	1,736
8.2% 1/15/39	2,800	4,275
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,714
5.75% 10/23/17	5,185	5,982
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,745
PepsiCo, Inc.:
3.1% 1/15/15	10,300	10,547
3.6% 8/13/42	3,000	2,611
4.875% 11/1/40	2,300	2,420
7.9% 11/1/18	6,000	7,575
The Coca-Cola Co.:
1.5% 11/15/15	3,770	3,839
3.15% 11/15/20	3,700	3,833
		85,948
Food & Staples Retailing - 0.5%
CVS Caremark Corp.:
5.3% 12/5/43	4,391	4,826
5.75% 5/15/41	6,000	6,936
6.125% 9/15/39	1,000	1,198
Kroger Co.:
3.9% 10/1/15	9,000	9,439
5.15% 8/1/43	2,725	2,806
Wal-Mart Stores, Inc.:
1.125% 4/11/18	7,900	7,773
2.8% 4/15/16	6,700	7,023
3.2% 5/15/14	10,000	10,058
5.625% 4/1/40	2,000	2,369
5.625% 4/15/41	4,600	5,467
6.5% 8/15/37	8,275	10,664
Walgreen Co.:
1.8% 9/15/17	1,900	1,924
3.1% 9/15/22	2,850	2,753
		73,236
Food Products - 0.5%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,308
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
ConAgra Foods, Inc.:
1.9% 1/25/18	$ 5,675	$ 5,666
3.2% 1/25/23	15,550	14,790
5.875% 4/15/14	4,000	4,025
General Mills, Inc. 5.65% 2/15/19	13,501	15,761
Kellogg Co.:
3.125% 5/17/22	1,875	1,831
3.25% 5/21/18	2,800	2,955
4.45% 5/30/16	2,000	2,151
Kraft Foods Group, Inc.:
3.5% 6/6/22	11,650	11,721
5% 6/4/42	2,825	2,945
Kraft Foods, Inc. 6.875% 2/1/38	5,250	6,714
Unilever Capital Corp. 2.2% 3/6/19	7,475	7,549
		80,416
Household Products - 0.1%
Kimberly-Clark Corp. 2.4% 3/1/22	5,200	4,978
Procter & Gamble Co.:
1.8% 11/15/15	5,000	5,115
2.3% 2/6/22	4,700	4,526
3.15% 9/1/15	4,500	4,679
		19,298
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	6,565
4.25% 8/9/42	9,780	8,626
9.7% 11/10/18	2,049	2,725
Philip Morris International, Inc.:
3.875% 8/21/42	4,825	4,235
4.5% 3/26/20	2,000	2,218
5.65% 5/16/18	6,789	7,853
6.375% 5/16/38	1,450	1,778
Reynolds American, Inc.:
3.25% 11/1/22	1,325	1,260
4.85% 9/15/23	1,800	1,888
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.: - continued
6.75% 6/15/17	$ 2,899	$ 3,356
7.25% 6/15/37	7,220	8,883
		49,387
TOTAL CONSUMER STAPLES		308,285
ENERGY - 2.8%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,204
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,346
Halliburton Co.:
6.15% 9/15/19	2,000	2,399
7.45% 9/15/39	1,500	2,105
Nabors Industries, Inc. 2.35% 9/15/16 (c)	7,475	7,654
Noble Holding International Ltd.:
2.5% 3/15/17	4,650	4,761
3.05% 3/1/16	1,020	1,056
4.625% 3/1/21	1,340	1,414
5.25% 3/15/42	3,100	3,049
Transocean, Inc.:
6% 3/15/18	7,000	7,884
6.5% 11/15/20	4,000	4,524
Weatherford International Ltd. 7% 3/15/38	5,580	6,576
		46,972
Oil, Gas & Consumable Fuels - 2.5%
Anadarko Petroleum Corp.:
5.75% 6/15/14	5,000	5,073
6.2% 3/15/40	2,000	2,320
6.45% 9/15/36	2,675	3,173
Apache Corp. 5.1% 9/1/40	3,000	3,188
Boardwalk Pipelines LP 5.75% 9/15/19	1,000	1,100
Canadian Natural Resources Ltd.:
5.7% 5/15/17	1,148	1,305
6.25% 3/15/38	6,850	8,077
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,620
3.8% 9/15/23	1,750	1,744
6.75% 11/15/39	2,000	2,498
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chevron Corp.:
1.104% 12/5/17	$ 5,700	$ 5,685
1.718% 6/24/18	7,525	7,564
ConocoPhillips Co.:
4.6% 1/15/15	3,000	3,109
5.75% 2/1/19	2,902	3,418
6.5% 2/1/39	7,529	9,845
DCP Midstream Operating LP:
2.5% 12/1/17	5,700	5,844
3.875% 3/15/23	3,775	3,660
Devon Energy Corp.:
2.25% 12/15/18	5,750	5,781
3.25% 5/15/22	4,000	3,945
5.6% 7/15/41	2,875	3,181
El Paso Natural Gas Co. 5.95% 4/15/17	926	1,045
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	9,027
5.875% 12/15/16	1,000	1,114
6.5% 4/15/18	1,000	1,166
Encana Corp.:
3.9% 11/15/21	4,900	5,013
6.5% 2/1/38	5,000	5,819
Encana Holdings Finance Corp. 5.8% 5/1/14	2,861	2,885
Energy Transfer Partners LP:
3.6% 2/1/23	8,550	8,144
4.15% 10/1/20	4,500	4,651
Enterprise Products Operating LP:
4.05% 2/15/22	9,325	9,721
4.85% 8/15/42	2,500	2,460
5.6% 10/15/14	1,937	1,997
5.7% 2/15/42	2,000	2,208
6.65% 4/15/18	2,000	2,349
7.55% 4/15/38	2,000	2,617
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,164
Hess Corp.:
5.6% 2/15/41	3,400	3,697
8.125% 2/15/19	6,000	7,580
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,445
3.5% 9/1/23	2,000	1,891
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kinder Morgan Energy Partners LP: - continued
3.95% 9/1/22	$ 7,000	$ 7,003
5% 3/1/43	1,000	944
5.625% 9/1/41	1,000	1,023
6.55% 9/15/40	3,000	3,421
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,479
Marathon Petroleum Corp.:
3.5% 3/1/16	1,000	1,050
5.125% 3/1/21	1,000	1,119
6.5% 3/1/41	1,000	1,208
Nexen, Inc.:
5.2% 3/10/15	900	937
5.875% 3/10/35	3,710	4,086
Occidental Petroleum Corp.:
1.75% 2/15/17	2,000	2,034
2.7% 2/15/23	6,000	5,690
3.125% 2/15/22	2,000	1,987
ONEOK Partners LP:
3.2% 9/15/18	3,000	3,123
3.375% 10/1/22	5,000	4,837
Petro-Canada:
6.05% 5/15/18	3,650	4,240
6.8% 5/15/38	8,445	10,697
Petrobras Global Finance BV 4.375% 5/20/23	4,725	4,284
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	7,775	7,794
6.75% 1/27/41	6,275	6,066
7.875% 3/15/19	12,228	13,977
Petroleos Mexicanos:
3.5% 7/18/18	1,050	1,089
3.5% 1/30/23	1,850	1,730
4.875% 1/24/22	18,010	18,820
5.5% 6/27/44	8,600	8,132
6.375% 1/23/45 (c)	3,000	3,159
Phillips 66 Co. 5.875% 5/1/42	9,500	10,898
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,000	2,097
5.75% 1/15/20	1,000	1,159
6.125% 1/15/17	1,795	2,036
6.65% 1/15/37	2,795	3,426
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Shell International Finance BV:
1.125% 8/21/17	$ 1,375	$ 1,376
2.375% 8/21/22	3,000	2,836
6.375% 12/15/38	4,200	5,387
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,221
Spectra Energy Partners, LP:
2.95% 9/25/18	2,877	2,963
4.75% 3/15/24	4,825	5,110
Statoil ASA:
1.2% 1/17/18	5,575	5,517
1.95% 11/8/18	7,300	7,352
2.9% 10/15/14	1,500	1,524
3.7% 3/1/24	3,650	3,731
5.1% 8/17/40	2,000	2,213
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	13,138
6.85% 6/1/39	2,000	2,556
Talisman Energy, Inc.:
5.5% 5/15/42	4,100	4,120
5.85% 2/1/37	2,000	2,034
Total Capital Canada Ltd. 1.45% 1/15/18	2,625	2,626
Total Capital International SA:
1.55% 6/28/17	5,000	5,069
2.7% 1/25/23	1,900	1,805
2.875% 2/17/22	4,175	4,117
3.75% 4/10/24	2,000	2,043
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	4,703
3.4% 6/1/15	1,000	1,037
6.1% 6/1/40	6,700	8,020
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	7,235
Valero Energy Corp. 6.625% 6/15/37	5,420	6,459
Western Gas Partners LP:
2.6% 8/15/18	4,375	4,406
4% 7/1/22	3,000	2,957
Williams Partners LP 3.35% 8/15/22	2,800	2,685
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.:
5% 1/31/15	$ 1,733	$ 1,805
5.65% 4/1/16	1,189	1,306
		422,019
TOTAL ENERGY		468,991
FINANCIALS - 9.1%
Capital Markets - 1.3%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,159	1,243
BlackRock, Inc.:
1.375% 6/1/15	3,000	3,036
4.25% 5/24/21	6,500	7,079
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,814
Franklin Resources, Inc. 1.375% 9/15/17	1,900	1,884
Goldman Sachs Group, Inc.:
2.375% 1/22/18	9,950	10,089
2.9% 7/19/18	2,800	2,878
3.3% 5/3/15	2,225	2,291
3.625% 2/7/16	5,000	5,250
3.625% 1/22/23	9,000	8,879
5.25% 7/27/21	4,500	5,014
5.625% 1/15/17	7,000	7,759
5.75% 1/24/22	4,300	4,912
5.95% 1/18/18	3,000	3,427
6% 6/15/20	1,650	1,917
6.15% 4/1/18	7,451	8,588
6.75% 10/1/37	14,860	17,156
JPMorgan Chase & Co. 1.875% 3/20/15	4,000	4,055
Lazard Group LLC:
4.25% 11/14/20	2,650	2,789
6.85% 6/15/17	3,804	4,348
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,633
6.875% 4/25/18	6,991	8,326
7.75% 5/14/38	4,175	5,585
Morgan Stanley:
2.125% 4/25/18	8,000	8,046
2.875% 7/28/14	1,000	1,010
3.75% 2/25/23	6,775	6,767
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
4.2% 11/20/14	$ 7,250	$ 7,440
4.75% 4/1/14	4,287	4,300
5.45% 1/9/17	236	263
5.5% 7/28/21	3,400	3,874
5.625% 9/23/19	2,000	2,297
5.75% 1/25/21	5,000	5,747
5.95% 12/28/17	5,745	6,591
6% 5/13/14	3,242	3,277
6% 4/28/15	5,666	6,008
6.375% 7/24/42	2,900	3,570
6.625% 4/1/18	5,055	5,948
7.25% 4/1/32	1,000	1,293
7.3% 5/13/19	3,000	3,679
State Street Corp. 2.875% 3/7/16	3,340	3,474
The Bank of New York Mellon Corp.:
1.7% 11/24/14	9,828	9,914
2.3% 7/28/16	1,000	1,035
5.45% 5/15/19	2,000	2,311
UBS AG Stamford Branch:
3.875% 1/15/15	1,163	1,198
5.75% 4/25/18	830	958
5.875% 12/20/17	2,034	2,346
		214,298
Commercial Banks - 2.2%
American Express Bank FSB 6% 9/13/17	615	710
Australia & New Zealand Banking Group Ltd. 1.875% 10/6/17	4,750	4,806
Bank of America NA:
5.3% 3/15/17	3,500	3,878
6% 10/15/36	2,419	2,882
Bank of Montreal:
1.4% 9/11/17	2,875	2,871
2.375% 1/25/19	3,700	3,759
Bank of Nova Scotia:
2.05% 10/7/15	4,000	4,103
4.375% 1/13/21	1,000	1,102
BB&T Corp.:
1.6% 8/15/17	5,700	5,749
2.05% 6/19/18	1,900	1,919
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
BNP Paribas 3.6% 2/23/16	$ 10,380	$ 10,917
BNP Paribas SA 2.7% 8/20/18	4,900	5,020
Branch Banking & Trust Co. 1.45% 10/3/16	2,000	2,028
Capital One Bank NA 3.375% 2/15/23	2,424	2,353
Comerica, Inc. 3% 9/16/15	1,268	1,315
Commonwealth Bank of Australia:
1.25% 9/18/15	4,750	4,803
1.9% 9/18/17	4,750	4,806
Corporacion Andina de Fomento:
3.75% 1/15/16	5,425	5,668
4.375% 6/15/22	10,300	10,504
Credit Suisse AG 6% 2/15/18	15,651	18,117
Discover Bank:
2% 2/21/18	7,375	7,367
4.2% 8/8/23	7,000	7,184
European Investment Bank:
1.625% 6/15/17	4,640	4,735
2.875% 9/15/20	9,000	9,308
Export-Import Bank of Korea:
4% 1/11/17	11,380	12,258
5% 4/11/22	6,170	6,877
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,663
3.625% 1/25/16	2,000	2,106
4.5% 6/1/18	824	900
8.25% 3/1/38	2,079	2,923
HSBC Holdings PLC:
4.875% 1/14/22	10,100	11,116
5.1% 4/5/21	2,800	3,143
6.5% 9/15/37	10,500	12,623
Huntington Bancshares, Inc. 2.6% 8/2/18	4,675	4,748
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	8,070
1% 9/15/16	9,000	9,089
2.375% 5/26/15	12,300	12,624
KeyBank NA 5.8% 7/1/14	1,109	1,128
KeyCorp. 3.75% 8/13/15	7,000	7,300
Nordic Investment Bank 0.5% 4/14/16	8,450	8,456
PNC Funding Corp.:
2.7% 9/19/16	11,300	11,784
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
PNC Funding Corp.: - continued
6.7% 6/10/19	$ 2,500	$ 3,033
Rabobank (Netherlands) NV:
2.125% 10/13/15	1,000	1,027
3.95% 11/9/22	5,300	5,256
4.5% 1/11/21	1,000	1,087
5.25% 5/24/41	3,000	3,249
Regions Bank 7.5% 5/15/18	2,000	2,381
Regions Financial Corp. 2% 5/15/18	3,650	3,595
Royal Bank of Canada 2.3% 7/20/16	5,500	5,699
Royal Bank of Scotland PLC 6.125% 1/11/21	3,700	4,345
Societe Generale SA 2.625% 10/1/18	3,750	3,805
Sumitomo Mitsui Banking Corp. 2.5% 7/19/18	4,351	4,453
SunTrust Banks, Inc. 2.35% 11/1/18	3,000	3,026
Svenska Handelsbanken AB 2.5% 1/25/19	11,750	11,945
The Toronto Dominion Bank:
2.375% 10/19/16	1,200	1,248
2.5% 7/14/16	1,200	1,248
U.S. Bancorp:
3.15% 3/4/15	5,000	5,141
4.125% 5/24/21	3,000	3,239
Union Bank NA 2.625% 9/26/18	2,750	2,830
Wachovia Corp. 5.75% 6/15/17	2,905	3,321
Wells Fargo & Co.:
1.5% 7/1/15	3,000	3,041
2.1% 5/8/17	2,725	2,807
3.45% 2/13/23	3,675	3,596
4.48% 1/16/24	3,816	3,994
5.375% 11/2/43	1,850	1,979
5.606% 1/15/44	11,380	12,565
5.625% 12/11/17	5,972	6,867
Westpac Banking Corp.:
1.125% 9/25/15	2,000	2,020
2% 8/14/17	5,000	5,111
4.875% 11/19/19	3,700	4,156
Zions Bancorp. 4.5% 6/13/23	2,850	2,860
		361,636
Consumer Finance - 1.7%
American Express Co.:
4.05% 12/3/42	11,475	10,551
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
American Express Co.: - continued
7% 3/19/18	$ 5,750	$ 6,925
7.25% 5/20/14	1,500	1,521
American Express Credit Corp.:
2.375% 3/24/17	3,825	3,961
2.75% 9/15/15	5,000	5,166
American Honda Finance Corp. 2.125% 10/10/18	6,550	6,646
Capital One Financial Corp.:
4.75% 7/15/21	4,000	4,383
7.375% 5/23/14	1,578	1,602
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,602
2.75% 6/24/15	1,500	1,547
2.85% 6/1/22	4,000	3,921
Discover Financial Services:
5.2% 4/27/22	1,000	1,077
6.45% 6/12/17	2,263	2,565
Ford Motor Credit Co. LLC:
2.5% 1/15/16	3,750	3,855
2.75% 5/15/15	11,400	11,668
2.875% 10/1/18	1,575	1,617
3% 6/12/17	3,000	3,124
4.25% 2/3/17	7,600	8,187
4.25% 9/20/22	1,800	1,861
4.375% 8/6/23	4,000	4,147
5.875% 8/2/21	11,375	13,132
General Electric Capital Corp.:
1.6% 11/20/17	1,550	1,566
2.25% 11/9/15	6,228	6,409
2.95% 5/9/16	11,691	12,245
3.5% 6/29/15	12,081	12,564
4.65% 10/17/21	7,000	7,734
5.625% 9/15/17	7,044	8,071
5.625% 5/1/18	15,000	17,320
5.875% 1/14/38	15,625	18,505
6.375% 11/15/67 (f)	9,000	9,956
6.875% 1/10/39	4,000	5,271
HSBC Finance Corp. 5.5% 1/19/16	11,200	12,132
HSBC U.S.A., Inc. 2.625% 9/24/18	7,500	7,706
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
John Deere Capital Corp.:
1.2% 10/10/17	$ 1,550	$ 1,554
1.3% 3/12/18	3,675	3,654
1.6% 3/3/14	8,400	8,400
1.95% 12/13/18	4,825	4,847
2.25% 4/17/19	10,250	10,379
2.8% 1/27/23	5,000	4,814
Toyota Motor Credit Corp.:
0.875% 7/17/15	4,750	4,783
1% 2/17/15	1,600	1,611
2.05% 1/12/17	9,000	9,297
2.1% 1/17/19	6,000	6,044
		275,920
Diversified Financial Services - 2.2%
Bank of America Corp.:
2% 1/11/18	3,550	3,568
2.6% 1/15/19	3,775	3,822
4.1% 7/24/23	7,000	7,195
4.5% 4/1/15	16,765	17,442
5% 5/13/21	4,000	4,447
5.7% 1/24/22	6,250	7,225
5.75% 12/1/17	5,855	6,678
5.875% 1/5/21	6,640	7,764
6.5% 8/1/16	15,000	16,894
Barclays Bank PLC:
3.9% 4/7/15	6,600	6,843
5.2% 7/10/14	2,000	2,033
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,584
4.5% 2/11/43	2,000	1,970
BP Capital Markets PLC:
2.241% 9/26/18	4,775	4,852
2.5% 11/6/22	3,000	2,804
3.125% 10/1/15	2,500	2,602
3.245% 5/6/22	7,750	7,722
3.875% 3/10/15	2,000	2,071
4.5% 10/1/20	2,000	2,200
4.75% 3/10/19	1,000	1,127
Citigroup, Inc.:
2.25% 8/7/15	1,800	1,836
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
2.5% 9/26/18	$ 750	$ 759
2.65% 3/2/15	13,899	14,174
3.375% 3/1/23	6,000	5,845
3.953% 6/15/16	1,450	1,542
4.75% 5/19/15	7,193	7,536
5.5% 9/13/25	5,000	5,392
5.875% 1/30/42	4,500	5,213
6.125% 5/15/18	1,769	2,050
6.125% 8/25/36	3,650	4,025
8.125% 7/15/39	8,000	11,638
8.5% 5/22/19	1,688	2,174
CME Group, Inc. 5.3% 9/15/43	2,800	3,120
Deutsche Bank AG London Branch:
3.45% 3/30/15	2,000	2,061
3.875% 8/18/14	5,000	5,080
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	9,967
6.375% 5/15/38	7,218	9,257
ING U.S., Inc. 5.7% 7/15/43	3,750	4,180
IntercontinentalExchange Group, Inc.:
2.5% 10/15/18	4,675	4,784
4% 10/15/23	3,750	3,910
International Finance Corp.:
2.25% 4/11/16	5,700	5,910
2.75% 4/20/15	6,625	6,809
JPMorgan Chase & Co.:
1.8% 1/25/18	16,250	16,274
2% 8/15/17	7,000	7,113
3.15% 7/5/16	1,500	1,577
3.25% 9/23/22	4,000	3,937
3.375% 5/1/23	1,900	1,813
3.4% 6/24/15	10,710	11,093
3.7% 1/20/15	5,000	5,144
4.35% 8/15/21	2,000	2,157
4.5% 1/24/22	13,000	14,061
4.625% 5/10/21	1,500	1,647
5.5% 10/15/40	5,700	6,356
5.6% 7/15/41	1,500	1,695
6.3% 4/23/19	10,000	11,878
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase Bank 6% 10/1/17	$ 7,075	$ 8,137
KfW:
0.75% 3/17/17	8,000	7,983
1.875% 4/1/19	16,930	17,054
2.75% 10/1/20	4,175	4,291
National Rural Utilities Cooperative Finance Corp. 3.875% 9/16/15	4,000	4,202
Ontario Province 2% 1/30/19	5,000	5,044
Svensk Exportkredit AB 1.75% 5/30/17	4,750	4,847
TECO Finance, Inc. 4% 3/15/16	2,875	3,049
		370,457
Insurance - 1.0%
ACE INA Holdings, Inc. 5.9% 6/15/19	3,000	3,545
Allstate Corp. 6.2% 5/16/14	4,000	4,047
American International Group, Inc.:
3.375% 8/15/20	5,775	5,935
3.8% 3/22/17	16,400	17,618
4.875% 9/15/16	5,400	5,914
4.875% 6/1/22	9,000	9,896
5.05% 10/1/15	3,000	3,199
5.85% 1/16/18	2,000	2,299
6.4% 12/15/20	2,900	3,477
8.25% 8/15/18	4,000	5,019
Aon Corp. 3.125% 5/27/16	8,000	8,368
Aon PLC 4% 11/27/23	3,000	3,061
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	573
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	5,827
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,307
Marsh & McLennan Companies, Inc.:
2.3% 4/1/17	5,000	5,136
2.55% 10/15/18	5,800	5,927
4.05% 10/15/23	6,775	6,883
MetLife, Inc.:
4.125% 8/13/42	3,900	3,622
5% 6/15/15	1,153	1,219
5.875% 2/6/41	2,400	2,774
7.717% 2/15/19	9,000	11,300
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,952
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
5.1% 8/15/43	$ 4,000	$ 4,211
5.4% 6/13/35	447	486
5.5% 3/15/16	421	459
5.625% 5/12/41	2,000	2,254
5.7% 12/14/36	380	431
6.2% 1/15/15	1,340	1,406
6.2% 11/15/40	2,400	2,880
7.375% 6/15/19	3,000	3,732
8.875% 6/15/38 (f)	2,944	3,592
The Chubb Corp.:
5.75% 5/15/18	4,175	4,846
6.5% 5/15/38	3,510	4,579
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	10,508
		165,282
Real Estate Investment Trusts - 0.4%
Alexandria Real Estate Equities, Inc. 3.9% 6/15/23	5,650	5,468
American Tower Corp. 3.4% 2/15/19	7,475	7,765
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,796
4.125% 5/15/21	2,100	2,212
Developers Diversified Realty Corp.:
3.375% 5/15/23	2,825	2,668
4.625% 7/15/22	1,900	1,994
Duke Realty LP:
3.625% 4/15/23	2,750	2,622
5.95% 2/15/17	630	706
6.5% 1/15/18	1,000	1,151
Federal Realty Investment Trust 3% 8/1/22	4,750	4,610
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,490
3.75% 3/15/23	8,660	8,514
HRPT Properties Trust:
6.25% 6/15/17	1,221	1,322
6.65% 1/15/18	612	674
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,202
Simon Property Group LP:
2.8% 1/30/17	4,700	4,915
4.125% 12/1/21	3,200	3,414
4.2% 2/1/15	1,820	1,864
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group LP: - continued
5.65% 2/1/20	$ 4,300	$ 5,003
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,604
		63,994
Real Estate Management & Development - 0.3%
BioMed Realty LP 4.25% 7/15/22	3,000	2,988
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,715
Digital Realty Trust LP 4.5% 7/15/15	2,000	2,077
ERP Operating LP:
3% 4/15/23	1,875	1,781
4.625% 12/15/21	5,700	6,178
Liberty Property LP:
3.375% 6/15/23	2,775	2,614
4.4% 2/15/24	7,425	7,551
4.75% 10/1/20	1,000	1,071
5.125% 3/2/15	840	875
5.5% 12/15/16	1,000	1,104
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,869
3.15% 5/15/23	4,700	4,225
4.5% 4/18/22	4,210	4,263
Regency Centers LP:
5.25% 8/1/15	2,113	2,234
5.875% 6/15/17	1,046	1,171
Tanger Properties LP:
6.125% 6/1/20	4,408	5,162
6.15% 11/15/15	24	26
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,750	4,761
		55,665
TOTAL FINANCIALS		1,507,252
HEALTH CARE - 1.6%
Biotechnology - 0.2%
Amgen, Inc.:
1.875% 11/15/14	3,100	3,131
2.5% 11/15/16	2,000	2,077
3.875% 11/15/21	9,600	10,088
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Amgen, Inc.: - continued
5.15% 11/15/41	$ 11,150	$ 11,678
5.85% 6/1/17	2,928	3,345
		30,319
Health Care Equipment & Supplies - 0.0%
Baxter International, Inc. 4.5% 8/15/19	3,000	3,338
Health Care Providers & Services - 0.6%
Aetna, Inc.:
1.5% 11/15/17	1,958	1,953
4.125% 6/1/21	7,000	7,497
4.125% 11/15/42	4,411	4,109
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,718
4.35% 11/1/42	2,000	1,842
Cigna Corp. 4% 2/15/22	4,600	4,787
Coventry Health Care, Inc.:
5.95% 3/15/17	1,731	1,957
6.3% 8/15/14	3,584	3,674
Express Scripts Holding Co.:
2.1% 2/12/15	5,093	5,164
3.9% 2/15/22	10,400	10,705
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,451
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	1,884
McKesson Corp.:
0.95% 12/4/15	2,850	2,860
1.4% 3/15/18	4,725	4,639
Medco Health Solutions, Inc. 2.75% 9/15/15	2,000	2,059
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,784
4.375% 3/15/42	11,800	11,448
WellPoint, Inc.:
1.25% 9/10/15	1,575	1,589
1.875% 1/15/18	2,000	1,999
3.3% 1/15/23	2,000	1,928
4.625% 5/15/42	2,600	2,512
4.65% 1/15/43	2,000	1,949
5% 12/15/14	7,200	7,457
5.8% 8/15/40	4,000	4,495
		96,460
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc. 5.5% 9/14/15	$ 1,000	$ 1,072
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	2,850	2,856
4.15% 2/1/24	4,379	4,502
5.3% 2/1/44	5,820	6,293
		14,723
Pharmaceuticals - 0.7%
AbbVie, Inc.:
1.2% 11/6/15	5,700	5,758
1.75% 11/6/17	5,700	5,741
2.9% 11/6/22	5,700	5,506
4.4% 11/6/42	4,775	4,695
AstraZeneca PLC:
5.9% 9/15/17	4,505	5,225
6.45% 9/15/37	3,250	4,073
Bristol-Myers Squibb Co. 3.25% 8/1/42	2,800	2,283
Johnson & Johnson:
1.2% 5/15/14	4,700	4,708
4.85% 5/15/41	4,260	4,688
Merck & Co., Inc.:
1.3% 5/18/18	7,000	6,915
2.25% 1/15/16	1,000	1,032
2.4% 9/15/22	2,000	1,881
3.6% 9/15/42	2,000	1,746
3.875% 1/15/21	1,000	1,074
4% 6/30/15	3,000	3,140
5% 6/30/19	5,970	6,853
5.85% 6/30/39	1,000	1,214
Mylan, Inc. 1.35% 11/29/16	5,295	5,319
Novartis Capital Corp.:
2.4% 9/21/22	3,750	3,548
3.7% 9/21/42	2,825	2,572
Perrigo Co. PLC 2.3% 11/8/18 (c)	4,609	4,617
Pfizer, Inc.:
5.35% 3/15/15	4,000	4,200
6.2% 3/15/19	4,000	4,791
7.2% 3/15/39	5,400	7,510
Sanofi SA 1.25% 4/10/18	7,550	7,448
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	3,125	3,125
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Watson Pharmaceuticals, Inc.: - continued
3.25% 10/1/22	$ 3,000	$ 2,881
Zoetis, Inc.:
1.875% 2/1/18	1,000	1,003
3.25% 2/1/23	1,000	965
4.7% 2/1/43	1,000	990
		115,501
TOTAL HEALTH CARE		260,341
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.4%
Boeing Capital Corp. 2.125% 8/15/16	4,500	4,647
General Dynamics Corp. 2.25% 7/15/16	2,400	2,485
Honeywell International, Inc. 5.375% 3/1/41	1,400	1,628
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	3,093
4.85% 9/15/41	2,700	2,820
Northrop Grumman Corp.:
1.75% 6/1/18	6,900	6,841
4.75% 6/1/43	4,000	3,990
Raytheon Co.:
3.125% 10/15/20	2,000	2,052
4.875% 10/15/40	1,000	1,054
The Boeing Co.:
5% 3/15/14	3,000	3,004
6% 3/15/19	1,000	1,191
6.875% 3/15/39	3,300	4,541
United Technologies Corp.:
3.1% 6/1/22	2,875	2,884
4.5% 4/15/20	4,000	4,441
4.5% 6/1/42	7,405	7,554
5.7% 4/15/40	2,000	2,389
6.125% 2/1/19	4,000	4,769
		59,383
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.0%
United Parcel Service, Inc.:
3.875% 4/1/14	$ 3,900	$ 3,910
6.2% 1/15/38	2,500	3,158
		7,068
Airlines - 0.1%
American Airlines pass-thru trust Series 2013-2 Class A, 4.95% 7/15/24 (c)	3,639	3,901
Continental Airlines, Inc.:
4% 4/29/26	4,700	4,747
6.648% 3/15/19	1,671	1,767
6.9% 7/2/19	485	526
		10,941
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 5.5% 9/15/19	4,000	4,563
Waste Management, Inc. 2.9% 9/15/22	6,675	6,361
		10,924
Electrical Equipment - 0.0%
Roper Industries, Inc. 2.05% 10/1/18	5,675	5,604
Industrial Conglomerates - 0.2%
3M Co. 2% 6/26/22	4,000	3,757
Covidien International Finance SA:
3.2% 6/15/22	2,150	2,138
6% 10/15/17	2,902	3,332
6.55% 10/15/37	4,250	5,447
Danaher Corp.:
1.3% 6/23/14	2,900	2,909
3.9% 6/23/21	2,900	3,079
General Electric Co. 5.25% 12/6/17	18,540	21,151
		41,813
Machinery - 0.1%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	5,733
5.3% 9/15/35	7,000	7,834
Deere & Co. 5.375% 10/16/29	1,000	1,168
		14,735
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,591
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Burlington Northern Santa Fe LLC:
3% 3/15/23	$ 2,800	$ 2,666
3.05% 3/15/22	10,000	9,766
4.375% 9/1/42	4,500	4,255
Canadian National Railway Co. 2.85% 12/15/21	5,000	4,974
CSX Corp.:
4.1% 3/15/44	6,775	6,140
7.375% 2/1/19	10,000	12,341
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,350
3.25% 12/1/21	5,000	5,055
3.95% 10/1/42	1,900	1,692
5.75% 1/15/16	10,000	10,883
Union Pacific Corp. 4.75% 9/15/41	2,800	2,884
		73,597
TOTAL INDUSTRIALS		224,065
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
2.9% 11/17/14	3,000	3,054
4.45% 1/15/20	2,000	2,221
4.95% 2/15/19	3,479	3,962
5.9% 2/15/39	12,416	14,622
		23,859
Computers & Peripherals - 0.2%
Apple, Inc. 3.85% 5/4/43	13,000	11,395
Hewlett-Packard Co.:
2.35% 3/15/15	2,000	2,035
3.3% 12/9/16	5,250	5,534
4.3% 6/1/21	2,780	2,911
4.75% 6/2/14	8,300	8,386
6% 9/15/41	1,500	1,609
		31,870
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
2.375% 12/17/18	3,000	2,988
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA: - continued
6.55% 10/1/17	$ 2,338	$ 2,716
7.125% 10/1/37	2,475	2,986
		8,690
Internet Software & Services - 0.1%
eBay, Inc. 2.6% 7/15/22	9,525	8,971
Google, Inc.:
1.25% 5/19/14	4,720	4,731
3.625% 5/19/21	3,780	4,027
		17,729
IT Services - 0.3%
IBM Corp.:
1.25% 2/6/17	11,250	11,348
1.95% 7/22/16	1,500	1,546
3.625% 2/12/24	5,000	5,029
7.625% 10/15/18	13,000	16,264
Xerox Corp.:
2.75% 3/15/19	5,000	5,061
4.25% 2/15/15	1,000	1,033
4.5% 5/15/21	4,000	4,228
5.625% 12/15/19	1,000	1,143
8.25% 5/15/14	3,902	3,958
		49,610
Software - 0.2%
Microsoft Corp.:
2.5% 2/8/16	2,000	2,082
2.95% 6/1/14	2,000	2,013
4.2% 6/1/19	2,000	2,235
5.3% 2/8/41	1,500	1,695
Oracle Corp.:
5.375% 7/15/40	12,500	14,105
5.75% 4/15/18	7,400	8,591
		30,721
TOTAL INFORMATION TECHNOLOGY		162,479
MATERIALS - 1.2%
Chemicals - 0.5%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,107
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
E.I. du Pont de Nemours & Co.:
3.25% 1/15/15	$ 4,000	$ 4,100
3.625% 1/15/21	5,000	5,210
4.625% 1/15/20	3,000	3,323
Ecolab, Inc.:
1% 8/9/15	4,750	4,774
1.45% 12/8/17	6,650	6,600
Lubrizol Corp. 8.875% 2/1/19	919	1,201
LYB International Finance BV:
4% 7/15/23	5,625	5,737
4.875% 3/15/44	3,000	3,000
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	4,023
3.75% 9/30/15	2,000	2,097
4.875% 3/30/20	1,500	1,675
5.625% 12/1/40	1,800	2,030
Praxair, Inc.:
2.45% 2/15/22	4,650	4,421
3.25% 9/15/15	3,200	3,334
The Dow Chemical Co.:
3% 11/15/22	4,900	4,673
4.125% 11/15/21	7,700	8,093
8.55% 5/15/19	2,358	3,050
9.4% 5/15/39	3,000	4,667
The Mosaic Co. 5.625% 11/15/43	3,750	3,981
		77,096
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	2,021
Containers & Packaging - 0.0%
Bemis Co., Inc.:
5.65% 8/1/14	3,000	3,064
6.8% 8/1/19	3,000	3,600
		6,664
Metals & Mining - 0.6%
Barrick Gold Corp.:
3.85% 4/1/22	8,000	7,670
5.25% 4/1/42	4,500	4,087
BHP Billiton Financial (U.S.A.) Ltd.:
2.05% 9/30/18	8,075	8,174
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
BHP Billiton Financial (U.S.A.) Ltd.: - continued
2.875% 2/24/22	$ 9,300	$ 9,163
5.5% 4/1/14	2,500	2,509
6.5% 4/1/19	2,500	3,021
Freeport-McMoRan Copper & Gold, Inc.:
2.375% 3/15/18	10,425	10,507
3.1% 3/15/20	3,800	3,755
3.55% 3/1/22	5,125	4,943
3.875% 3/15/23	2,000	1,936
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,069
6.25% 10/1/39	1,600	1,544
Rio Tinto Finance (U.S.A.) Ltd.:
2.25% 9/20/16	1,200	1,236
3.75% 9/20/21	3,200	3,301
5.2% 11/2/40	1,000	1,065
6.5% 7/15/18	1,398	1,661
7.125% 7/15/28	2,000	2,537
8.95% 5/1/14	4,000	4,053
Rio Tinto Finance (U.S.A.) PLC:
2.25% 12/14/18	3,000	3,033
2.875% 8/21/22	6,000	5,721
Teck Resources Ltd.:
4.75% 1/15/22	3,850	4,002
5.2% 3/1/42	5,200	4,781
Vale Overseas Ltd.:
5.625% 9/15/19	6,210	6,911
6.25% 1/23/17	9,395	10,522
		107,201
Paper & Forest Products - 0.1%
International Paper Co. 4.75% 2/15/22	11,500	12,475
TOTAL MATERIALS		205,457
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
2.4% 8/15/16	12,800	13,222
4.35% 6/15/45	24,760	21,924
5.55% 8/15/41	7,300	7,688
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.: - continued
5.8% 2/15/19	$ 4,000	$ 4,671
6.3% 1/15/38	838	956
BellSouth Capital Funding Corp. 7.875% 2/15/30	131	162
British Telecommunications PLC:
2% 6/22/15	7,000	7,120
9.625% 12/15/30	4,515	6,960
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	4,305
France Telecom SA:
2.125% 9/16/15	1,000	1,019
5.375% 7/8/19	4,000	4,520
SBC Communications, Inc. 5.1% 9/15/14	2,149	2,202
Telefonica Emisiones S.A.U.:
3.992% 2/16/16	3,850	4,047
4.949% 1/15/15	3,000	3,101
5.462% 2/16/21	2,700	2,964
5.877% 7/15/19	2,000	2,268
6.421% 6/20/16	1,151	1,281
7.045% 6/20/36	2,600	3,088
Verizon Communications, Inc.:
1.25% 11/3/14	8,400	8,443
2% 11/1/16	9,600	9,840
4.5% 9/15/20	23,600	25,568
4.75% 11/1/41	1,000	965
5.15% 9/15/23	23,600	25,860
6.25% 4/1/37	3,121	3,626
6.35% 4/1/19	6,000	7,113
6.55% 9/15/43	12,400	15,184
6.9% 4/15/38	6,025	7,438
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,588
		199,123
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	4,987
6.125% 11/15/37	8,365	9,271
Rogers Communications, Inc.:
4.1% 10/1/23	4,825	4,950
5.45% 10/1/43	5,775	6,077
Verizon Wireless Capital LLC 8.5% 11/15/18	3,486	4,451
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
1.25% 9/26/17	$ 4,000	$ 3,976
1.5% 2/19/18	7,700	7,630
2.5% 9/26/22	3,000	2,754
2.875% 3/16/16	440	462
2.95% 2/19/23	6,900	6,506
3.375% 11/24/15	1,000	1,048
5.45% 6/10/19	6,000	6,951
		59,063
TOTAL TELECOMMUNICATION SERVICES		258,186
UTILITIES - 1.7%
Electric Utilities - 1.2%
Alabama Power Co. 5.2% 6/1/41	3,850	4,313
AmerenUE:
3.9% 9/15/42	3,700	3,467
6.4% 6/15/17	2,959	3,421
American Electric Power Co., Inc.:
1.65% 12/15/17	4,000	4,001
2.95% 12/15/22	4,000	3,833
Baltimore Gas & Electric Co. 3.35% 7/1/23	2,850	2,822
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,276
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,661
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,537
Commonwealth Edison Co.:
3.4% 9/1/21	1,000	1,026
5.8% 3/15/18	9,945	11,459
Dayton Power & Light Co. 1.875% 9/15/16 (c)	3,750	3,817
Detroit Edison Co. 2.65% 6/15/22	8,000	7,736
Duke Capital LLC 5.668% 8/15/14	2,036	2,082
Duke Energy Carolinas LLC:
4% 9/30/42	3,750	3,587
5.25% 1/15/18	4,355	4,950
6% 1/15/38	3,450	4,240
Duke Energy Corp.:
2.1% 6/15/18	4,650	4,703
3.95% 9/15/14	4,500	4,584
3.95% 10/15/23	2,443	2,505
Edison International 3.75% 9/15/17	3,000	3,218
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Solutions Corp. 6.8% 8/15/39	$ 3,500	$ 3,737
Hydro-Quebec:
1.375% 6/19/17	1,000	1,009
2% 6/30/16	7,310	7,531
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,689
Mississippi Power Co. 4.25% 3/15/42	1,840	1,689
Nevada Power Co. 6.5% 8/1/18	1,555	1,853
Northern States Power Co.:
3.4% 8/15/42	2,000	1,728
5.25% 3/1/18	10,500	11,914
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	3,753
3.75% 8/15/42	5,900	5,173
5.4% 1/15/40	4,000	4,413
PacifiCorp 6% 1/15/39	6,193	7,709
Pennsylvania Electric Co. 6.05% 9/1/17	757	842
Potomac Electric Power Co. 6.5% 11/15/37	3,806	4,965
PPL Capital Funding, Inc.:
3.4% 6/1/23	2,675	2,579
4.2% 6/15/22	2,000	2,063
4.7% 6/1/43	1,800	1,724
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,896
6% 12/1/39	3,200	3,847
Public Service Electric & Gas Co.:
2.7% 5/1/15	2,000	2,053
3.65% 9/1/42	2,825	2,519
Tampa Electric Co.:
6.15% 5/15/37	6,260	7,722
6.55% 5/15/36	5,500	6,950
Virginia Electric & Power Co.:
3.45% 2/15/24	2,750	2,760
4.45% 2/15/44	2,750	2,775
5% 6/30/19	5,000	5,702
6% 5/15/37	2,000	2,447
Wisconsin Electric Power Co. 6.25% 12/1/15	2,983	3,270
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,131
		192,681
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - 0.0%
Southern California Gas Co. 3.75% 9/15/42	$ 2,000	$ 1,840
Southern Natural Gas Co. 5.9% 4/1/17 (c)	438	495
		2,335
Multi-Utilities - 0.5%
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,902
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,329
CMS Energy Corp. 4.875% 3/1/44	5,000	5,103
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,214
5.5% 12/1/39	2,500	2,915
Consumers Energy Co. 2.85% 5/15/22	6,650	6,528
Delmarva Power & Light 4% 6/1/42	4,000	3,764
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	1,023
2.5469% 9/30/66 (f)	1,000	924
4.9% 8/1/41	2,000	2,023
7.5% 6/30/66 (f)	1,000	1,085
MidAmerican Energy Holdings, Co.:
5.15% 11/15/43 (c)	1,650	1,767
5.75% 4/1/18	3,750	4,319
6.5% 9/15/37	7,605	9,497
National Grid PLC 6.3% 8/1/16	1,463	1,642
NiSource Finance Corp.:
4.8% 2/15/44	5,500	5,277
5.25% 9/15/17	835	935
5.4% 7/15/14	1,334	1,357
5.45% 9/15/20	5,111	5,803
6.25% 12/15/40	2,453	2,809
6.4% 3/15/18	1,532	1,791
PG&E Corp. 2.4% 3/1/19	2,406	2,412
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,042
Sempra Energy:
2.875% 10/1/22	3,000	2,855
4.05% 12/1/23	5,000	5,119
6% 10/15/39	1,000	1,187
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
6.5% 6/1/16	$ 3,000	$ 3,364
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	4,228	4,323
		86,309
TOTAL UTILITIES		281,325
TOTAL NONCONVERTIBLE BONDS (Cost $3,749,204)		3,966,368
U.S. Government and Government Agency Obligations - 41.8%

U.S. Government Agency Obligations - 3.8%
Fannie Mae:
0.5% 3/30/16	28,500	28,554
0.875% 8/28/14	68,669	68,928
0.875% 10/26/17	32,907	32,606
1.875% 9/18/18	15,050	15,291
5% 3/15/16	28,200	30,867
Federal Farm Credit Bank 3% 9/22/14	50,000	50,796
Federal Home Loan Bank:
0.625% 12/28/16	28,350	28,331
1% 6/21/17	35,300	35,334
5% 11/17/17	33,300	38,009
5.5% 7/15/36	1,500	1,825
Freddie Mac:
0.5% 5/13/16	30,000	30,078
0.875% 10/14/16	24,375	24,555
1% 8/27/14	13,211	13,270
1% 6/29/17	2,660	2,667
1% 9/29/17	32,075	32,009
1.375% 5/1/20	14,000	13,461
1.75% 9/10/15	20,385	20,847
2.375% 1/13/22	13,000	12,811
3.75% 3/27/19	2,300	2,529
4.875% 6/13/18	66,960	76,749
6.25% 7/15/32	7,700	10,177
6.75% 3/15/31	26,000	35,790
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Tennessee Valley Authority:
5.25% 9/15/39	$ 20,000	$ 22,480
5.375% 4/1/56	5,395	5,952
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		633,916
U.S. Treasury Obligations - 38.0%
U.S. Treasury Bonds:
2.875% 5/15/43	12,090	10,484
3.125% 2/15/43	74,730	68,378
3.5% 2/15/39	12,115	12,111
3.625% 8/15/43	26,640	26,823
3.75% 11/15/43	13,750	14,163
3.875% 8/15/40	30,080	31,941
4.25% 5/15/39	26,000	29,343
4.25% 11/15/40	811	915
4.375% 2/15/38	8,200	9,431
4.375% 11/15/39	100	115
4.375% 5/15/40	8,000	9,210
4.375% 5/15/41	57,765	66,484
4.5% 2/15/36	10,790	12,645
4.5% 5/15/38	15,000	17,569
4.5% 8/15/39	39,000	45,746
4.625% 2/15/40	21,500	25,703
4.75% 2/15/37	9,420	11,425
4.75% 2/15/41	54,830	66,850
5% 5/15/37	11,000	13,791
5.375% 2/15/31	53,470	68,508
6.25% 5/15/30	86,360	120,148
8.75% 5/15/17	8,000	10,008
8.875% 8/15/17	5,000	6,354
8.875% 2/15/19	6,960	9,437
9% 11/15/18	4,000	5,393
9.125% 5/15/18	3,000	3,978
U.S. Treasury Notes:
0.125% 7/31/14	11,570	11,572
0.125% 4/30/15	32,560	32,552
0.25% 5/15/15	50,890	50,946
0.25% 7/15/15	43,300	43,342
0.25% 8/15/15	68,575	68,634
0.25% 9/15/15	40,400	40,422
0.25% 10/15/15	52,890	52,898
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.25% 12/15/15	$ 923	$ 923
0.25% 4/15/16	144,180	143,820
0.25% 5/15/16	84,000	83,731
0.375% 6/15/15	56,410	56,553
0.375% 6/30/15	65,010	65,180
0.375% 11/15/15	123,640	123,891
0.375% 1/15/16	8,906	8,920
0.375% 2/15/16	58,820	58,884
0.375% 3/15/16	7,580	7,585
0.5% 8/15/14	59,900	60,012
0.5% 6/15/16	41,060	41,134
0.625% 7/15/14	49,330	49,428
0.625% 7/15/16	147,580	148,168
0.625% 8/15/16	39,740	39,873
0.625% 11/15/16	34,620	34,661
0.625% 12/15/16	122,260	122,317
0.625% 2/15/17	110,220	110,056
0.625% 5/31/17	31,820	31,614
0.625% 9/30/17	41,265	40,759
0.75% 1/15/17 (h)	23,270	23,339
0.75% 10/31/17	32,870	32,562
0.75% 2/28/18	11,460	11,281
0.75% 3/31/18	1,410	1,386
0.875% 9/15/16	29,720	29,989
0.875% 11/30/16	71,530	72,061
0.875% 12/31/16	12,063	12,143
0.875% 1/31/17	54,880	55,197
0.875% 2/28/17	109,294	109,832
0.875% 1/31/18	9,310	9,226
0.875% 7/31/19	82,210	78,767
1% 8/31/16	100,010	101,237
1% 9/30/16	46,030	46,569
1% 10/31/16	86,750	87,726
1% 3/31/17	45,115	45,457
1% 5/31/18	4,670	4,622
1% 11/30/19	38,250	36,592
1.125% 4/30/20	50,400	48,085
1.25% 4/15/14	42,353	42,411
1.25% 8/31/15	76,590	77,784
1.25% 9/30/15	6,000	6,098
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.25% 10/31/15	$ 39,660	$ 40,322
1.25% 10/31/18	45,190	44,869
1.25% 11/30/18	47,480	47,076
1.25% 1/31/19	14,670	14,502
1.25% 4/30/19	1,150	1,131
1.375% 6/30/18	31,800	31,927
1.375% 7/31/18	1,175	1,178
1.375% 9/30/18	126,860	126,850
1.375% 2/28/19	98,500	97,807
1.375% 1/31/20	20,920	20,379
1.5% 6/30/16	86,270	88,373
1.5% 7/31/16	31,340	32,114
1.5% 8/31/18	252,040	253,753
1.5% 12/31/18	4,060	4,067
1.5% 1/31/19 (h)	37,180	37,197
1.5% 3/31/19	12,800	12,769
1.625% 8/15/22	110,724	103,769
1.75% 7/31/15	53,000	54,170
1.75% 5/31/16	13,840	14,251
1.75% 10/31/18	10	10
1.75% 10/31/20	9,960	9,773
1.875% 4/30/14	1	1
1.875% 6/30/15	60,900	62,265
1.875% 9/30/17	11,325	11,682
1.875% 10/31/17	40,860	42,137
1.875% 6/30/20	24,290	24,184
2% 4/30/16	49,100	50,799
2% 11/30/20	31,910	31,770
2% 2/15/23	128,980	123,498
2.125% 5/31/15	86,030	88,114
2.125% 12/31/15	18,710	19,336
2.125% 2/29/16	145,700	150,902
2.125% 8/31/20	49,753	50,138
2.125% 1/31/21	3,060	3,063
2.125% 8/15/21	90,750	90,126
2.25% 5/31/14	20,570	20,678
2.25% 3/31/16	54,000	56,114
2.25% 11/30/17	11,000	11,486
2.375% 2/28/15	9,084	9,283
2.5% 3/31/15	52,000	53,310
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.5% 4/30/15	$ 50,580	$ 51,957
2.5% 8/15/23	97,170	96,426
2.625% 6/30/14	31,801	32,067
2.625% 7/31/14	11,830	11,954
2.625% 2/29/16	13,600	14,221
2.625% 4/30/18	10,200	10,789
2.625% 8/15/20	141,000	146,541
2.625% 11/15/20	94,180	97,623
2.75% 11/30/16	25,000	26,453
2.75% 12/31/17	3,000	3,188
2.75% 11/15/23	102,790	103,882
2.75% 2/15/24	79,960	80,622
3% 8/31/16	12,402	13,169
3% 9/30/16	22,000	23,380
3.125% 10/31/16	23,900	25,504
3.125% 5/15/21	50,876	54,167
3.25% 5/31/16	14,200	15,101
3.25% 12/31/16	25,000	26,828
3.375% 11/15/19	27,740	30,230
3.5% 2/15/18	4,000	4,366
3.5% 5/15/20	81,800	89,597
3.625% 2/15/20	59,600	65,746
3.625% 2/15/21	39,800	43,771
3.875% 5/15/18	8,000	8,872
4% 2/15/15	9,600	9,953
4% 8/15/18	22,000	24,566
4.125% 5/15/15	19,300	20,215
4.25% 11/15/17	16,000	17,871
4.5% 5/15/17	13,000	14,518
4.625% 11/15/16	15,000	16,620
4.625% 2/15/17	14,000	15,605
5.125% 5/15/16	13,100	14,456
TOTAL U.S. TREASURY OBLIGATIONS		6,302,623
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,789,007)		6,936,539
U.S. Government Agency - Mortgage Securities - 29.3%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 17.1%
2.198% 11/1/34 (f)	$ 15,176	$ 15,994
2.5% 3/1/27 to 12/1/28	221,141	222,724
2.5% 3/1/29 (e)	1,000	1,005
2.5% 3/1/29 (e)	2,200	2,211
2.5% 3/1/29 (e)	5,000	5,025
2.5% 3/1/44 (e)	16,000	14,875
2.866% 11/1/34 (f)	1,261	1,342
3% 11/1/20 to 11/1/43	567,619	559,454
3% 3/1/29 (e)	38,000	39,327
3% 3/1/29 (e)	8,000	8,279
3% 3/1/44 (e)	8,000	7,770
3.117% 4/1/41 (f)	10,363	10,906
3.5% 10/1/18 to 11/1/43	422,337	430,090
3.5% 3/1/29 (e)	57,500	60,788
3.5% 3/1/29 (e)	4,000	4,229
3.5% 3/1/44 (e)	14,000	14,190
3.5% 3/1/44 (e)	10,000	10,136
3.5% 3/1/44 (e)	14,000	14,190
4% 2/1/24 to 9/1/43	407,784	429,645
4% 3/1/29 (e)	7,600	8,108
4% 3/1/29 (e)	3,000	3,201
4% 3/1/29 (e)	2,000	2,134
4% 3/1/44 (e)	47,000	49,255
4% 3/1/44 (e)	27,000	28,295
4.5% 1/1/19 to 11/1/41	287,387	308,881
4.5% 3/1/44 (e)	47,500	51,016
4.5% 3/1/44 (e)	10,000	10,740
5% 6/1/20 to 4/1/41	106,419	116,203
5% 3/1/44 (e)	67,700	74,147
5% 3/1/44 (e)	2,000	2,190
5.5% 8/1/14 to 6/1/40	133,160	147,163
5.5% 3/1/44 (e)	6,000	6,620
6% 8/1/22 to 7/1/41	119,592	133,126
6.5% 4/1/19 to 6/1/40	42,823	48,108
TOTAL FANNIE MAE		2,841,367
Freddie Mac - 4.6%
1.862% 3/1/36 (f)	8,185	8,481
2.353% 12/1/35 (f)	6,788	7,185
2.5% 5/1/23 to 3/1/28	49,805	50,224
2.696% 9/1/37 (f)	2,082	2,215
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3% 3/1/27 to 6/1/43	$ 138,938	$ 138,234
3.5% 9/1/18 to 9/1/43	150,820	154,325
4% 8/1/31 to 1/1/42	81,018	84,812
4% 3/1/44 (e)	36,000	37,631
4.5% 6/1/25 to 10/1/41	93,654	100,522
4.702% 3/1/35 (f)	3,071	3,267
5% 4/1/23 to 9/1/40	103,199	112,898
5.5% 5/1/23 to 1/1/41	60,761	66,977
6% 4/1/32 to 8/1/37	2,687	3,005
6.5% 8/1/36 to 12/1/37	1,361	1,526
TOTAL FREDDIE MAC		771,302
Ginnie Mae - 7.6%
2.5% 3/1/44 (e)	9,000	8,542
3% 4/15/42 to 6/15/43	222,872	221,400
3% 3/1/44 (e)	4,000	3,963
3% 3/1/44 (e)	4,000	3,962
3% 3/1/44 (e)	4,000	3,962
3.5% 10/15/40 to 2/20/44	236,940	244,389
3.5% 3/1/44 (e)	46,600	47,976
3.5% 3/1/44 (e)	11,000	11,325
4% 1/15/25 to 3/15/42	148,543	157,889
4% 3/1/44 (e)	11,300	11,982
4% 3/1/44 (e)	2,000	2,121
4% 3/1/44 (e)	40,000	42,413
4% 3/1/44 (e)	11,000	11,663
4.5% 9/15/33 to 9/20/42	220,559	239,835
4.5% 3/1/44 (e)	2,000	2,173
5% 7/15/38 to 9/15/41	123,827	136,878
5% 3/1/44 (e)	2,000	2,194
5.5% 10/15/33 to 7/20/43	49,081	54,642
5.5% 3/1/44 (e)	1,000	1,105
6% 5/20/34 to 12/15/40	30,530	34,370
6.5% 8/20/36 to 1/15/39	12,677	14,440
TOTAL GINNIE MAE		1,257,224
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,832,281)		4,869,893
Asset-Backed Securities - 0.3%
	Principal Amount (000s)	Value (000s)
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	$ 6,875	$ 6,669
Series 2012-A7 Class A7, 2.16% 9/16/24	3,925	3,658
Citibank Credit Card Issuance Trust:
Series 2009-A4 Class A4, 4.9% 6/23/16	1,000	1,015
Series 2013-A3 Class A3, 1.11% 7/23/18	2,800	2,820
Series 2013-A9 Class A9, 4% 9/8/25	4,675	4,839
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	4,634	4,782
Ford Credit Auto Owner Trust Series 2013-C Class A3, 0.82% 12/15/17	4,675	4,694
Ford Credit Floorplan Master Owner Trust Series 2013-5 Class A1, 1.5% 9/15/18	4,675	4,739
Hyundai Auto Receivables Trust Series 2013-C Class A3, 1.01% 2/15/18	4,675	4,710
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	1,875	1,883
Nissan Auto Receivables Owner Trust Series 2013-B Class A3, 0.84% 11/15/17	3,750	3,768
TOTAL ASSET-BACKED SECURITIES (Cost $43,073)		43,577
Commercial Mortgage Securities - 2.0%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7192% 5/10/45 (f)	561	575
Series 2006-3 Class A4, 5.889% 7/10/44	6,664	7,232
Series 2006-5 Class A2, 5.317% 9/10/47	3,003	3,023
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,603
Series 2005-3 Class A3B, 5.09% 7/10/43 (f)	3,939	4,054
Series 2006-6 Class E, 5.619% 10/10/45 (c)	733	91
Series 2007-3:
Class A3, 5.6195% 6/10/49 (f)	2,101	2,100
Class A4, 5.6195% 6/10/49 (f)	2,643	2,934
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	2,777	3,002
Bayview Commercial Asset Trust Series 2007-5A, Class IO, 4.186% 10/25/37 (c)(f)(g)	4,262	261
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.7058% 6/11/40 (f)	16,612	18,724
Series 2006-T22 Class A4, 5.5801% 4/12/38 (f)	158	170
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	$ 9,390	$ 10,277
Series 2007-C6 Class A4, 5.7071% 12/10/49 (f)	9,950	11,141
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,234	1,260
Class A4, 5.322% 12/11/49	4,412	4,870
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (f)	1,416	1,379
COMM Mortgage Trust pass-thru certificates sequential payer Series 2007-C9 Class A4, 5.7997% 12/10/49 (f)	2,805	3,172
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	6,114	6,658
Series 2007-C2 Class A3, 5.542% 1/15/49 (f)	2,536	2,790
Series 2007-C3 Class A4, 5.6783% 6/15/39 (f)	6,643	7,271
Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	1,148	1,276
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5045% 4/15/22 (c)(f)	4,524	4,267
Credit Suisse Mortgage Capital Certificates Series 2007-C1 Class B, 5.487% 2/15/40 (c)(f)	1,938	270
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,264	14,541
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3471% 11/5/21 (c)(f)	477	474
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	3,687	4,064
Series 2006-GG7 Class A4, 5.8197% 7/10/38 (f)	13,467	14,710
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	27,315	29,524
Series 2006-LDP8 Class A4, 5.399% 5/15/45	801	872
Series 2006-LDP9 Class A3, 5.336% 5/15/47	529	581
Series 2007-CB19 Class A4, 5.7093% 2/12/49 (f)	28,547	31,869
Series 2007-LD11:
Class A2, 5.7984% 6/15/49 (f)	1,161	1,168
Class A4, 5.8134% 6/15/49 (f)	8,435	9,407
Series 2007-LDPX Class A3, 5.42% 1/15/49	11,700	12,936
Series 2006-LDP7 Class A4, 5.8726% 4/15/45 (f)	3,650	3,988
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class B, 5.7093% 2/12/49 (f)	$ 108	$ 35
Class C, 5.7093% 2/12/49 (f)	283	59
Class D, 5.7093% 2/12/49 (f)	298	55
Series 2007-LDP10 Class ES, 5.7261% 1/15/49 (c)(f)	656	31
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8924% 7/15/44 (f)	3,327	3,734
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	571	626
Series 2006-C7 Class A3, 5.347% 11/15/38	945	1,039
Series 2007-C1 Class A4, 5.424% 2/15/40	1,163	1,284
Series 2007-C2 Class A3, 5.43% 2/15/40	505	558
Series 2007-C6 Class A4, 5.858% 7/15/40 (f)	1,574	1,698
Series 2007-C7 Class A3, 5.866% 9/15/45	5,416	6,175
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4207% 1/12/44 (c)(f)	1,103	991
Series 2007-C1 Class A4, 5.8409% 6/12/50 (f)	4,800	5,402
Series 2008-C1 Class A4, 5.69% 2/12/51	2,669	2,990
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2748% 12/12/49 (f)	63	63
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (f)	545	561
Series 2007-5 Class A4, 5.378% 8/12/48	6,991	7,620
Series 2007-6 Class A4, 5.485% 3/12/51 (f)	2,000	2,214
Series 2007-7 Class A4, 5.7439% 6/12/50 (f)	4,438	4,951
Series 2007-6 Class B, 5.635% 3/12/51 (f)	1,268	304
Series 2007-8 Class A3, 5.8943% 8/12/49 (f)	1,094	1,231
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA Class C, 0.315% 10/15/20 (c)(f)	728	707
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (f)	145	149
Series 2007-IQ13 Class A4, 5.364% 3/15/44	5,000	5,511
Series 2006-IQ11 Class A4, 5.6648% 10/15/42 (f)	328	351
Series 2006-T23 Class A3, 5.8071% 8/12/41 (f)	647	655
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (f)	1,902	2,108
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (c)	179	69
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	$ 15,662	$ 17,265
Series 2007-C31 Class A4, 5.509% 4/15/47	8,483	9,266
Series 2007-C32 Class A3, 5.7499% 6/15/49 (f)	8,092	8,987
Series 2007-C33:
Class A4, 5.9216% 2/15/51 (f)	2,430	2,681
Class A5, 5.9216% 2/15/51 (f)	839	946
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	1,308
Series 2005-C22:
Class B, 5.3811% 12/15/44 (f)	2,812	2,761
Class F, 5.3811% 12/15/44 (c)(f)	2,115	508
Series 2006-C23 Class A5, 5.416% 1/15/45 (f)	7,395	7,951
Series 2006-C25 Class AM, 5.7265% 5/15/43 (f)	664	722
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $261,940)		327,100
Municipal Securities - 0.7%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	13,909
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,204
California Gen. Oblig.:
5.25% 4/1/14	5,000	5,018
7.55% 4/1/39	15,000	20,851
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	8,900	8,747
Series 2011:
4.511% 3/1/15	1,590	1,650
4.961% 3/1/16	2,830	3,005
5.877% 3/1/19	2,080	2,334
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	12,818
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,067
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	11,088
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	12,480
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	5,235	6,561
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Port Auth. of New York & New Jersey Series 180, 4.96% 8/1/46	$ 5,175	$ 5,361
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	7,554
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	1,176
TOTAL MUNICIPAL SECURITIES (Cost $111,688)		121,823
Foreign Government and Government Agency Obligations - 2.6%

Brazilian Federative Republic:
4.875% 1/22/21	15,540	16,643
5.625% 1/7/41	14,750	14,492
6% 1/17/17	3,000	3,348
Canadian Government 2.375% 9/10/14	3,000	3,034
Chilean Republic 3.25% 9/14/21	9,000	9,045
Colombian Republic:
2.625% 3/15/23	7,575	6,742
4% 2/26/24	1,650	1,617
6.125% 1/18/41	4,750	5,189
Export Development Canada:
1.25% 10/26/16	4,000	4,060
1.5% 10/3/18	1,700	1,699
Israeli State 4% 6/30/22	7,000	7,341
Italian Republic:
3.125% 1/26/15	16,000	16,320
5.375% 6/12/17	2,375	2,612
6.875% 9/27/23	6,000	7,249
KfW:
0.5% 4/19/16	8,000	8,008
1% 1/12/15	38,700	38,958
2.125% 1/17/23	12,000	11,336
4% 1/27/20	3,000	3,316
4.875% 6/17/19	25,000	28,802
Korean Republic 7.125% 4/16/19	6,650	8,211
Manitoba Province:
1.3% 4/3/17	3,420	3,459
2.1% 9/6/22	1,900	1,788
New Brunswick Province 2.75% 6/15/18	4,350	4,548
Ontario Province:
1% 7/22/16	17,000	17,141
4% 10/7/19	15,000	16,512
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Panamanian Republic:
4.3% 4/29/53	$ 5,675	$ 4,500
5.2% 1/30/20	1,800	1,971
Peruvian Republic:
5.625% 11/18/50	3,300	3,416
6.55% 3/14/37	3,075	3,636
7.125% 3/30/19	1,900	2,294
Philippine Republic:
4.2% 1/21/24	4,765	4,926
6.375% 10/23/34	10,375	12,891
6.5% 1/20/20	6,144	7,311
Polish Government:
3.875% 7/16/15	4,350	4,540
5% 10/19/15	3,050	3,265
5% 3/23/22	14,500	15,914
Province of British Columbia 1.2% 4/25/17	7,600	7,674
Province of Quebec 2.75% 8/25/21	20,000	19,873
South African Republic:
5.875% 5/30/22	1,900	2,076
6.875% 5/27/19	6,750	7,779
Turkish Republic:
6% 1/14/41	13,200	12,454
6.25% 9/26/22	13,225	14,171
6.75% 4/3/18	8,375	9,288
United Mexican States:
3.625% 3/15/22	3,000	3,023
4% 10/2/23	18,750	18,984
4.75% 3/8/44	9,700	9,045
5.55% 1/21/45	1,316	1,369
6.05% 1/11/40	4,800	5,371
Uruguay Republic:
4.125% 11/20/45	4,750	3,757
4.5% 8/14/24	3,625	3,690
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $423,706)		424,688
Supranational Obligations - 1.5%

African Development Bank:
0.875% 3/15/18	1,900	1,868
Supranational Obligations - continued
	Principal Amount (000s)	Value (000s)
African Development Bank: - continued
1.125% 3/15/17	$ 1,300	$ 1,310
1.625% 10/2/18	2,800	2,809
3% 5/27/14	5,000	5,032
Asian Development Bank:
1.125% 3/15/17	5,000	5,041
1.875% 4/12/19	12,000	12,102
2.75% 5/21/14	30,000	30,165
Council of Europe Development Bank:
1% 3/7/18	1,900	1,871
2.625% 2/16/16	4,250	4,426
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,686
1.625% 9/3/15	4,750	4,845
2.5% 3/15/16	3,800	3,958
European Investment Bank:
0.875% 4/18/17	11,000	11,006
1.625% 12/18/18	30,900	30,850
1.75% 3/15/17	5,000	5,136
1.875% 3/15/19	3,000	3,015
2.875% 1/15/15	5,000	5,115
3.125% 6/4/14	72,000	72,527
3.25% 1/29/24	2,000	2,030
Inter-American Development Bank:
0.5% 8/17/15	1,900	1,906
1.125% 3/15/17	17,100	17,248
3% 4/22/14	7,700	7,729
3% 10/4/23	3,575	3,628
3.875% 9/17/19	5,000	5,517
4.375% 1/24/44	4,000	4,119
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $245,274)		247,939
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $3,468)	3,422	3,552
Preferred Securities - 0.0%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (d)(f) (Cost $1,143)	$ 1,725	$ 1,885
Money Market Funds - 1.7%
	Shares
Fidelity Cash Central Fund, 0.10% (a) (Cost $288,325)	288,324,953	288,325
Cash Equivalents - 0.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.05%, dated 2/28/14 due 3/3/14 (Collateralized by U.S. Government Obligations) # (b) (Cost $49,067)	$ 49,067	49,067
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $16,798,176)		17,280,756
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(683,527)
NET ASSETS - 100%		$ 16,597,229
TBA Sale Commitments
	Principal Amount (000s)
Ginnie Mae
4.5% 3/1/44	$ (10,000)	(10,851)

(Proceeds $10,809)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,715,000 or 0.2% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$49,067,000 due 3/03/14 at 0.05%
Commerz Markets LLC	$ 48,637
Mizuho Securities USA, Inc.	430
$ 49,067
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 122
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,966,368	$ -	$ 3,966,368	$ -
U.S. Government and Government Agency Obligations	6,936,539	-	6,936,539	-
U.S. Government Agency - Mortgage Securities	4,869,893	-	4,869,893	-
Asset-Backed Securities	43,577	-	43,577	-
Commercial Mortgage Securities	327,100	-	327,031	69
Municipal Securities	121,823	-	121,823	-
Foreign Government and Government Agency Obligations	424,688	-	424,688	-
Supranational Obligations	247,939	-	247,939	-
Bank Notes	3,552	-	3,552	-
Preferred Securities	1,885	-	1,885	-
Money Market Funds	288,325	288,325	-	-
Cash Equivalents	49,067	-	49,067	-
Total Investments in Securities:	$ 17,280,756	$ 288,325	$ 16,992,362	$ 69
Other Financial Instruments:
TBA Sale Commitments	$ (10,851)	$ -	$ (10,851)	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $48,073 and repurchase agreements of $49,067) - See accompanying schedule: Unaffiliated issuers (cost $16,509,851)	$ 16,992,431
Fidelity Central Funds (cost $288,325)	288,325
Total Investments (cost $16,798,176)		$ 17,280,756
Cash		750
Receivable for investments sold, regular delivery		91,846
Receivable for TBA sale commitments		10,809
Receivable for fund shares sold		119,039
Interest receivable		87,867
Distributions receivable from Fidelity Central Funds		22
Receivable from investment adviser for expense reductions		337
Other receivables		95
Total assets		17,591,521

Liabilities
Payable for investments purchased Regular delivery	$ 315,793
Delayed delivery	608,121
TBA sale commitments, at value	10,851
Payable for fund shares redeemed	7,994
Distributions payable	344
Accrued management fee	681
Other affiliated payables	1,345
Other payables and accrued expenses	96
Collateral on securities loaned, at value	49,067
Total liabilities		994,292

Net Assets		$ 16,597,229
Net Assets consist of:
Paid in capital		$ 16,166,007
Undistributed net investment income		19,846
Accumulated undistributed net realized gain (loss) on investments		(71,162)
Net unrealized appreciation (depreciation) on investments		482,538
Net Assets		$ 16,597,229

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($5,604,606 ÷ 485,077 shares)	$ 11.55

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($5,216,088 ÷ 451,486 shares)	$ 11.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,883,781 ÷ 249,606 shares)	$ 11.55

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($870,088 ÷ 75,312 shares)	$ 11.55

Class F: Net Asset Value, offering price and redemption price per share ($2,022,666 ÷ 175,079 shares)	$ 11.55

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended February 28, 2014 (Unaudited)

Investment Income
Dividends		$ 55
Interest		218,140
Income from Fidelity Central Funds		122
Total income		218,317

Expenses
Management fee	$ 4,020
Transfer agent fees	7,959
Independent trustees' compensation	31
Miscellaneous	14
Total expenses before reductions	12,024
Expense reductions	(1,818)	10,206
Net investment income (loss)		208,111
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		5,004
Change in net unrealized appreciation (depreciation) on: Investment securities	259,648
Delayed delivery commitments	(807)
Total change in net unrealized appreciation (depreciation)		258,841
Net gain (loss)		263,845
Net increase (decrease) in net assets resulting from operations		$ 471,956

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 208,111	$ 362,498
Net realized gain (loss)	5,004	4,864
Change in net unrealized appreciation (depreciation)	258,841	(838,760)
Net increase (decrease) in net assets resulting from operations	471,956	(471,398)
Distributions to shareholders from net investment income	(198,236)	(352,310)
Distributions to shareholders from net realized gain	-	(111,187)
Total distributions	(198,236)	(463,497)
Share transactions - net increase (decrease)	256,378	1,405,570
Total increase (decrease) in net assets	530,098	470,675

Net Assets
Beginning of period	16,067,131	15,596,456
End of period (including undistributed net investment income of $19,846 and undistributed net investment income of $9,971, respectively)	$ 16,597,229	$ 16,067,131

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 12.04	$ 11.74	$ 11.67	$ 11.05	$ 10.73
Income from Investment Operations
Net investment income (loss) D	.142	.254	.312	.351	.373	.445
Net realized and unrealized gain (loss)	.183	(.604)	.358	.137	.613	.325
Total from investment operations	.325	(.350)	.670	.488	.986	.770
Distributions from net investment income	(.135)	(.246)	(.305)	(.342)	(.366)	(.450)
Distributions from net realized gain	-	(.084)	(.065)	(.076)	-	-
Total distributions	(.135)	(.330)	(.370)	(.418)	(.366)	(.450)
Net asset value, end of period	$ 11.55	$ 11.36	$ 12.04	$ 11.74	$ 11.67	$ 11.05
Total Return B,C	2.87%	(2.97)%	5.82%	4.32%	9.10%	7.39%
Ratios to Average Net Assets E,G
Expenses before reductions	.22% A	.22%	.22%	.28%	.36%	.45%
Expenses net of fee waivers, if any	.22% A	.22%	.22%	.27%	.32%	.32%
Expenses net of all reductions	.22% A	.22%	.22%	.27%	.32%	.32%
Net investment income (loss)	2.50% A	2.16%	2.63%	3.06%	3.32%	4.16%
Supplemental Data
Net assets, end of period (in millions)	$ 5,605	$ 5,338	$ 5,981	$ 7,287	$ 11,355	$ 10,281
Portfolio turnover rate F	75% A	118%	100%	106%	165%	231% H

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.149	.267	.321	.115
Net realized and unrealized gain (loss)	.183	(.593)	.349	.301
Total from investment operations	.332	(.326)	.670	.416
Distributions from net investment income	(.142)	(.260)	(.315)	(.116)
Distributions from net realized gain	-	(.084)	(.065)	-
Total distributions	(.142)	(.344)	(.380)	(.116)
Net asset value, end of period	$ 11.55	$ 11.36	$ 12.03	$ 11.74
Total Return B,C	2.94%	(2.78)%	5.82%	3.66%
Ratios to Average Net Assets E,H
Expenses before reductions	.17% A	.17%	.17%	.17% A
Expenses net of fee waivers, if any	.10% A	.10%	.12%	.17% A
Expenses net of all reductions	.10% A	.10%	.12%	.17% A
Net investment income (loss)	2.62% A	2.27%	2.73%	3.15% A
Supplemental Data
Net assets, end of period (in millions)	$ 5,216	$ 5,108	$ 4,265	$ 1,533
Portfolio turnover rate F	75% A	118%	100%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.150	.272	.329	.118
Net realized and unrealized gain (loss)	.184	(.594)	.349	.302
Total from investment operations	.334	(.322)	.678	.420
Distributions from net investment income	(.144)	(.264)	(.323)	(.120)
Distributions from net realized gain	-	(.084)	(.065)	-
Total distributions	(.144)	(.348)	(.388)	(.120)
Net asset value, end of period	$ 11.55	$ 11.36	$ 12.03	$ 11.74
Total Return B,C	2.95%	(2.75)%	5.89%	3.69%
Ratios to Average Net Assets E,H
Expenses before reductions	.07% A	.07%	.07%	.07% A
Expenses net of fee waivers, if any	.07% A	.07%	.07%	.07% A
Expenses net of all reductions	.07% A	.07%	.07%	.07% A
Net investment income (loss)	2.65% A	2.31%	2.78%	3.25% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,884	$ 2,766	$ 3,121	$ 1,926
Portfolio turnover rate F	75% A	118%	100%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.152	.274	.331	.118
Net realized and unrealized gain (loss)	.183	(.594)	.349	.303
Total from investment operations	.335	(.320)	.680	.421
Distributions from net investment income	(.145)	(.266)	(.325)	(.121)
Distributions from net realized gain	-	(.084)	(.065)	-
Total distributions	(.145)	(.350)	(.390)	(.121)
Net asset value, end of period	$ 11.55	$ 11.36	$ 12.03	$ 11.74
Total Return B,C	2.96%	(2.73)%	5.91%	3.70%
Ratios to Average Net Assets E,H
Expenses before reductions	.05% A	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05%	.05% A
Net investment income (loss)	2.67% A	2.33%	2.80%	3.27% A
Supplemental Data
Net assets, end of period (in millions)	$ 870	$ 867	$ 869	$ 682
Portfolio turnover rate F	75% A	118%	100%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 12.03	$ 11.74	$ 11.67	$ 11.12
Income from Investment Operations
Net investment income (loss) D	.152	.273	.331	.365	.359
Net realized and unrealized gain (loss)	.183	(.593)	.349	.139	.542
Total from investment operations	.335	(.320)	.680	.504	.901
Distributions from net investment income	(.145)	(.266)	(.325)	(.358)	(.351)
Distributions from net realized gain	-	(.084)	(.065)	(.076)	-
Total distributions	(.145)	(.350)	(.390)	(.434)	(.351)
Net asset value, end of period	$ 11.55	$ 11.36	$ 12.03	$ 11.74	$ 11.67
Total Return B,C	2.96%	(2.73)%	5.91%	4.47%	8.26%
Ratios to Average Net Assets E,H
Expenses before reductions	.05% A	.05%	.05%	.12%	.22% A
Expenses net of fee waivers, if any	.05% A	.05%	.05%	.12%	.22% A
Expenses net of all reductions	.05% A	.05%	.05%	.12%	.22% A
Net investment income (loss)	2.67% A	2.33%	2.80%	3.20%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,023	$ 1,988	$ 1,361	$ 634	$ 97
Portfolio turnover rate F	75% A	118%	100%	106%	165%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 24, 2009 (commencement of sale of shares) to August 31, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Spartan® U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The

Semiannual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 575,693
Gross unrealized depreciation	(127,906)
Net unrealized appreciation (depreciation) on securities and other investments	$ 447,787

Tax cost	$ 16,832,969

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Repurchase Agreements - continued

balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.
Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

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3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $618,397 and $226,275, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. In addition, the management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.22%
Fidelity Advantage Class	.17%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.05%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and ..015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .02% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 4,620
Fidelity Advantage Class	3,060
Institutional Class	279
$ 7,959

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $71.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through October 31, 2014.

	Expense Limitations	Reimbursement
Fidelity Advantage Class	.10%	$ 1,809

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by four hundred and eleven dollars.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $9.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2014	Year ended August 31, 2013
From net investment income
Investor Class	$ 64,049	$ 115,436
Fidelity Advantage Class	63,194	110,295
Institutional Class	35,014	68,676
Fidelity Advantage Institutional Class	10,979	19,939
Class F	25,000	37,964
Total	$ 198,236	$ 352,310
From net realized gain
Investor Class	$ -	$ 42,819
Fidelity Advantage Class	-	29,986
Institutional Class	-	22,091
Fidelity Advantage Institutional Class	-	5,965
Class F	-	10,326
Total	$ -	$ 111,187

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Investor Class
Shares sold	67,118	162,285	$ 769,241	$ 1,906,998
Reinvestment of distributions	5,540	13,229	63,610	156,261
Shares redeemed	(57,395)	(202,662)	(657,335)	(2,391,825)
Net increase (decrease)	15,263	(27,148)	$ 175,516	$ (328,566)
Fidelity Advantage Class
Shares sold	59,661	234,913	$ 683,234	$ 2,775,194
Reinvestment of distributions	5,337	11,538	61,272	135,969
Shares redeemed	(63,149)	(151,195)	(722,231)	(1,773,340)
Net increase (decrease)	1,849	95,256	$ 22,275	$ 1,137,823
Institutional Class
Shares sold	38,251	69,848	$ 437,791	$ 824,188
Reinvestment of distributions	3,050	7,688	35,014	90,764
Shares redeemed	(35,178)	(93,374)	(402,520)	(1,094,762)
Net increase (decrease)	6,123	(15,838)	$ 70,285	$ (179,810)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Fidelity Advantage Institutional Class
Shares sold	12,634	30,008	$ 144,659	$ 352,756
Reinvestment of distributions	956	2,196	10,979	25,904
Shares redeemed	(14,624)	(28,062)	(167,192)	(329,678)
Net increase (decrease)	(1,034)	4,142	$ (11,554)	$ 48,982
Class F
Shares sold	40,138	68,612	$ 459,266	$ 805,470
Reinvestment of distributions	2,177	4,101	25,000	48,290
Shares redeemed	(42,249)	(10,818)	(484,410)	(126,619)
Net increase (decrease)	66	61,895	$ (144)	$ 727,141

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, VIP FundsManager 60% Portfolio was the owner of record of approximately 11% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 24% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan U.S. Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of the fund's investment personnel and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Spartan U.S. Bond Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective February 1, 2011) that lowered the fund's management fee from 0.22% to 0.05%. The Board considered that the chart reflects the fund's lower management fee for 2011 as if the lower fee were in effect for the entire year. The Board also considered that it had approved an amended and restated management contract for the fund (effective June 1, 2009) that lowered the fund's management fee from 0.32% to 0.22%. The Board considered that the chart reflects the fund's lower management fee for 2009 as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Class F ranked below its competitive median for 2012 and the total expense ratio of Investor Class ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. Lower priced share classes, including Fidelity Advantage Class, represent a large part of the mapped group.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the following classes of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.17%; Fidelity Advantage Institutional Class: 0.05%; Institutional Class: 0.07%; and Investor Class: 0.22%. These contractual arrangements may not be increased without the approval of the Board. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class of the fund to the extent that total expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 0.10% through October 31, 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Investor Class was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

UBI-F-SANN-0414
1.899041.104

Spartan®

U.S. Bond Index

Fund

Investor Class

Fidelity Advantage® Class

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Investor Class	.22%
Actual		$ 1,000.00	$ 1,028.70	$ 1.11
HypotheticalA		$ 1,000.00	$ 1,023.70	$ 1.10
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,029.40	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,029.50	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 1,029.60	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25
Class F	.05%
Actual		$ 1,000.00	$ 1,029.60	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2014	As of August 31, 2013
U.S. Government and U.S. Government Agency Obligations 71.0%	U.S. Government and U.S. Government Agency Obligations 72.4%
AAA 4.0%	AAA 3.3%
AA 4.0%	AA 3.7%
A 9.8%	A 10.1%
BBB 13.0%	BBB 11.2%
BB and Below 0.0%	BB and Below 0.3%
Not Rated 0.2%	Not Rated 0.1%
Short-Term Investments and Net Other Assets (2.0)%†	Short-Term Investments and Net Other Assets (1.1)%†

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2014
6 months ago
Years	6.8	6.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2014
6 months ago
Years	5.3	5.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2014*		As of August 31, 2013**
	Corporate Bonds 23.9%		Corporate Bonds 22.2%
	U.S. Government and U.S. Government Agency Obligations 71.0%		U.S. Government and U.S. Government Agency Obligations 72.4%
	Asset-Backed Securities 0.3%		Asset-Backed Securities 0.1%
	CMOs and Other Mortgage Related Securities 2.0%		CMOs and Other Mortgage Related Securities 2.0%
	Municipal Bonds 0.7%		Municipal Bonds 0.7%
	Other Investments 4.1%		Other Investments 3.7%
	Short-Term Investments and Net Other Assets (Liabilities) (2.0)%†		Short-Term Investments and Net Other Assets (Liabilities) (1.1)%†
* Foreign investments	8.9%	** Foreign investments	8.0%

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.9%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.0%
Ford Motor Co. 4.75% 1/15/43	$ 4,800	$ 4,642
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19 (c)	1,623	1,636
University of Southern California 5.25% 10/1/2111	2,000	2,286
		3,922
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,649
6.3% 3/1/38	7,045	8,973
Starbucks Corp. 3.85% 10/1/23	1,875	1,925
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,106
5.3% 9/15/19	2,000	2,255
		17,908
Media - 1.0%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	4,284
Comcast Corp.:
3.125% 7/15/22	3,000	2,974
4.65% 7/15/42	4,000	3,997
4.95% 6/15/16	1,862	2,035
5.7% 5/15/18	2,940	3,401
5.7% 7/1/19	8,500	9,949
6.4% 3/1/40	1,000	1,232
6.55% 7/1/39	3,000	3,777
6.95% 8/15/37	6,700	8,708
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	4,400	4,621
4.75% 10/1/14	4,500	4,609
5.875% 10/1/19	2,905	3,332
6.35% 3/15/40	1,000	1,080
6.375% 3/1/41	2,100	2,280
Discovery Communications LLC:
3.25% 4/1/23	2,338	2,239
5.05% 6/1/20	3,200	3,563
NBCUniversal, Inc.:
3.65% 4/30/15	2,248	2,330
6.4% 4/30/40	3,000	3,667
News America Holdings, Inc. 7.75% 12/1/45	3,160	4,346
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
News America, Inc.:
5.3% 12/15/14	$ 868	$ 902
5.65% 8/15/20	1,000	1,164
6.15% 3/1/37	3,955	4,564
6.9% 3/1/19	2,110	2,565
6.9% 8/15/39	2,000	2,495
Thomson Reuters Corp.:
1.3% 2/23/17	2,350	2,348
4.7% 10/15/19	4,000	4,394
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	10,021
5.85% 5/1/17	5,801	6,561
6.75% 7/1/18	1,162	1,370
7.3% 7/1/38	4,000	5,000
8.75% 2/14/19	2,368	3,022
Time Warner, Inc.:
3.15% 7/15/15	5,000	5,172
4% 1/15/22	1,000	1,034
5.875% 11/15/16	2,131	2,400
6.5% 11/15/36	5,724	6,721
Viacom, Inc.:
4.25% 9/1/23	7,775	8,031
4.375% 9/15/14	2,000	2,041
4.375% 3/15/43	2,635	2,331
5.625% 9/15/19	1,000	1,145
6.125% 10/5/17	5,420	6,245
Walt Disney Co.:
1.125% 2/15/17	2,760	2,773
2.55% 2/15/22	2,810	2,720
5.5% 3/15/19	2,000	2,334
		159,777
Multiline Retail - 0.2%
Kohl's Corp. 4.75% 12/15/23	7,800	8,143
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,438
4.3% 2/15/43	4,750	4,336
Target Corp.:
3.875% 7/15/20	3,000	3,216
4% 7/1/42	7,000	6,344
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Target Corp.: - continued
5.875% 7/15/16	$ 2,100	$ 2,351
7% 1/15/38	1,038	1,365
		30,193
Specialty Retail - 0.4%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,750	3,833
AutoZone, Inc.:
3.125% 7/15/23	3,825	3,607
3.7% 4/15/22	5,500	5,498
Home Depot, Inc.:
2.25% 9/10/18	5,000	5,095
4.2% 4/1/43	1,575	1,530
4.875% 2/15/44	2,875	3,092
5.4% 3/1/16	6,400	7,010
5.875% 12/16/36	4,700	5,679
Lowe's Companies, Inc.:
1.625% 4/15/17	10,300	10,484
4.625% 4/15/20	2,000	2,228
4.65% 4/15/42	6,500	6,535
5.8% 4/15/40	2,000	2,321
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,825	2,791
Turlock Corp.:
1.5% 11/2/17	4,775	4,781
2.75% 11/2/22	5,725	5,458
4% 11/2/32	1,900	1,831
4.15% 11/2/42	1,900	1,772
		73,545
TOTAL CONSUMER DISCRETIONARY		289,987
CONSUMER STAPLES - 1.9%
Beverages - 0.5%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,242
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	4,725	4,668
2.625% 1/17/23	2,825	2,678
4.625% 2/1/44	4,000	4,105
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	7,900	7,932
2.5% 7/15/22	8,625	8,164
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Anheuser-Busch InBev Worldwide, Inc.: - continued
4.125% 1/15/15	$ 5,700	$ 5,882
5.375% 1/15/20	1,500	1,736
8.2% 1/15/39	2,800	4,275
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,714
5.75% 10/23/17	5,185	5,982
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,745
PepsiCo, Inc.:
3.1% 1/15/15	10,300	10,547
3.6% 8/13/42	3,000	2,611
4.875% 11/1/40	2,300	2,420
7.9% 11/1/18	6,000	7,575
The Coca-Cola Co.:
1.5% 11/15/15	3,770	3,839
3.15% 11/15/20	3,700	3,833
		85,948
Food & Staples Retailing - 0.5%
CVS Caremark Corp.:
5.3% 12/5/43	4,391	4,826
5.75% 5/15/41	6,000	6,936
6.125% 9/15/39	1,000	1,198
Kroger Co.:
3.9% 10/1/15	9,000	9,439
5.15% 8/1/43	2,725	2,806
Wal-Mart Stores, Inc.:
1.125% 4/11/18	7,900	7,773
2.8% 4/15/16	6,700	7,023
3.2% 5/15/14	10,000	10,058
5.625% 4/1/40	2,000	2,369
5.625% 4/15/41	4,600	5,467
6.5% 8/15/37	8,275	10,664
Walgreen Co.:
1.8% 9/15/17	1,900	1,924
3.1% 9/15/22	2,850	2,753
		73,236
Food Products - 0.5%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,308
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
ConAgra Foods, Inc.:
1.9% 1/25/18	$ 5,675	$ 5,666
3.2% 1/25/23	15,550	14,790
5.875% 4/15/14	4,000	4,025
General Mills, Inc. 5.65% 2/15/19	13,501	15,761
Kellogg Co.:
3.125% 5/17/22	1,875	1,831
3.25% 5/21/18	2,800	2,955
4.45% 5/30/16	2,000	2,151
Kraft Foods Group, Inc.:
3.5% 6/6/22	11,650	11,721
5% 6/4/42	2,825	2,945
Kraft Foods, Inc. 6.875% 2/1/38	5,250	6,714
Unilever Capital Corp. 2.2% 3/6/19	7,475	7,549
		80,416
Household Products - 0.1%
Kimberly-Clark Corp. 2.4% 3/1/22	5,200	4,978
Procter & Gamble Co.:
1.8% 11/15/15	5,000	5,115
2.3% 2/6/22	4,700	4,526
3.15% 9/1/15	4,500	4,679
		19,298
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	6,565
4.25% 8/9/42	9,780	8,626
9.7% 11/10/18	2,049	2,725
Philip Morris International, Inc.:
3.875% 8/21/42	4,825	4,235
4.5% 3/26/20	2,000	2,218
5.65% 5/16/18	6,789	7,853
6.375% 5/16/38	1,450	1,778
Reynolds American, Inc.:
3.25% 11/1/22	1,325	1,260
4.85% 9/15/23	1,800	1,888
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.: - continued
6.75% 6/15/17	$ 2,899	$ 3,356
7.25% 6/15/37	7,220	8,883
		49,387
TOTAL CONSUMER STAPLES		308,285
ENERGY - 2.8%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,204
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,346
Halliburton Co.:
6.15% 9/15/19	2,000	2,399
7.45% 9/15/39	1,500	2,105
Nabors Industries, Inc. 2.35% 9/15/16 (c)	7,475	7,654
Noble Holding International Ltd.:
2.5% 3/15/17	4,650	4,761
3.05% 3/1/16	1,020	1,056
4.625% 3/1/21	1,340	1,414
5.25% 3/15/42	3,100	3,049
Transocean, Inc.:
6% 3/15/18	7,000	7,884
6.5% 11/15/20	4,000	4,524
Weatherford International Ltd. 7% 3/15/38	5,580	6,576
		46,972
Oil, Gas & Consumable Fuels - 2.5%
Anadarko Petroleum Corp.:
5.75% 6/15/14	5,000	5,073
6.2% 3/15/40	2,000	2,320
6.45% 9/15/36	2,675	3,173
Apache Corp. 5.1% 9/1/40	3,000	3,188
Boardwalk Pipelines LP 5.75% 9/15/19	1,000	1,100
Canadian Natural Resources Ltd.:
5.7% 5/15/17	1,148	1,305
6.25% 3/15/38	6,850	8,077
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,620
3.8% 9/15/23	1,750	1,744
6.75% 11/15/39	2,000	2,498
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chevron Corp.:
1.104% 12/5/17	$ 5,700	$ 5,685
1.718% 6/24/18	7,525	7,564
ConocoPhillips Co.:
4.6% 1/15/15	3,000	3,109
5.75% 2/1/19	2,902	3,418
6.5% 2/1/39	7,529	9,845
DCP Midstream Operating LP:
2.5% 12/1/17	5,700	5,844
3.875% 3/15/23	3,775	3,660
Devon Energy Corp.:
2.25% 12/15/18	5,750	5,781
3.25% 5/15/22	4,000	3,945
5.6% 7/15/41	2,875	3,181
El Paso Natural Gas Co. 5.95% 4/15/17	926	1,045
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	9,027
5.875% 12/15/16	1,000	1,114
6.5% 4/15/18	1,000	1,166
Encana Corp.:
3.9% 11/15/21	4,900	5,013
6.5% 2/1/38	5,000	5,819
Encana Holdings Finance Corp. 5.8% 5/1/14	2,861	2,885
Energy Transfer Partners LP:
3.6% 2/1/23	8,550	8,144
4.15% 10/1/20	4,500	4,651
Enterprise Products Operating LP:
4.05% 2/15/22	9,325	9,721
4.85% 8/15/42	2,500	2,460
5.6% 10/15/14	1,937	1,997
5.7% 2/15/42	2,000	2,208
6.65% 4/15/18	2,000	2,349
7.55% 4/15/38	2,000	2,617
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,164
Hess Corp.:
5.6% 2/15/41	3,400	3,697
8.125% 2/15/19	6,000	7,580
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,445
3.5% 9/1/23	2,000	1,891
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kinder Morgan Energy Partners LP: - continued
3.95% 9/1/22	$ 7,000	$ 7,003
5% 3/1/43	1,000	944
5.625% 9/1/41	1,000	1,023
6.55% 9/15/40	3,000	3,421
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,479
Marathon Petroleum Corp.:
3.5% 3/1/16	1,000	1,050
5.125% 3/1/21	1,000	1,119
6.5% 3/1/41	1,000	1,208
Nexen, Inc.:
5.2% 3/10/15	900	937
5.875% 3/10/35	3,710	4,086
Occidental Petroleum Corp.:
1.75% 2/15/17	2,000	2,034
2.7% 2/15/23	6,000	5,690
3.125% 2/15/22	2,000	1,987
ONEOK Partners LP:
3.2% 9/15/18	3,000	3,123
3.375% 10/1/22	5,000	4,837
Petro-Canada:
6.05% 5/15/18	3,650	4,240
6.8% 5/15/38	8,445	10,697
Petrobras Global Finance BV 4.375% 5/20/23	4,725	4,284
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	7,775	7,794
6.75% 1/27/41	6,275	6,066
7.875% 3/15/19	12,228	13,977
Petroleos Mexicanos:
3.5% 7/18/18	1,050	1,089
3.5% 1/30/23	1,850	1,730
4.875% 1/24/22	18,010	18,820
5.5% 6/27/44	8,600	8,132
6.375% 1/23/45 (c)	3,000	3,159
Phillips 66 Co. 5.875% 5/1/42	9,500	10,898
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,000	2,097
5.75% 1/15/20	1,000	1,159
6.125% 1/15/17	1,795	2,036
6.65% 1/15/37	2,795	3,426
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Shell International Finance BV:
1.125% 8/21/17	$ 1,375	$ 1,376
2.375% 8/21/22	3,000	2,836
6.375% 12/15/38	4,200	5,387
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,221
Spectra Energy Partners, LP:
2.95% 9/25/18	2,877	2,963
4.75% 3/15/24	4,825	5,110
Statoil ASA:
1.2% 1/17/18	5,575	5,517
1.95% 11/8/18	7,300	7,352
2.9% 10/15/14	1,500	1,524
3.7% 3/1/24	3,650	3,731
5.1% 8/17/40	2,000	2,213
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	13,138
6.85% 6/1/39	2,000	2,556
Talisman Energy, Inc.:
5.5% 5/15/42	4,100	4,120
5.85% 2/1/37	2,000	2,034
Total Capital Canada Ltd. 1.45% 1/15/18	2,625	2,626
Total Capital International SA:
1.55% 6/28/17	5,000	5,069
2.7% 1/25/23	1,900	1,805
2.875% 2/17/22	4,175	4,117
3.75% 4/10/24	2,000	2,043
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	4,703
3.4% 6/1/15	1,000	1,037
6.1% 6/1/40	6,700	8,020
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	7,235
Valero Energy Corp. 6.625% 6/15/37	5,420	6,459
Western Gas Partners LP:
2.6% 8/15/18	4,375	4,406
4% 7/1/22	3,000	2,957
Williams Partners LP 3.35% 8/15/22	2,800	2,685
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.:
5% 1/31/15	$ 1,733	$ 1,805
5.65% 4/1/16	1,189	1,306
		422,019
TOTAL ENERGY		468,991
FINANCIALS - 9.1%
Capital Markets - 1.3%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,159	1,243
BlackRock, Inc.:
1.375% 6/1/15	3,000	3,036
4.25% 5/24/21	6,500	7,079
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,814
Franklin Resources, Inc. 1.375% 9/15/17	1,900	1,884
Goldman Sachs Group, Inc.:
2.375% 1/22/18	9,950	10,089
2.9% 7/19/18	2,800	2,878
3.3% 5/3/15	2,225	2,291
3.625% 2/7/16	5,000	5,250
3.625% 1/22/23	9,000	8,879
5.25% 7/27/21	4,500	5,014
5.625% 1/15/17	7,000	7,759
5.75% 1/24/22	4,300	4,912
5.95% 1/18/18	3,000	3,427
6% 6/15/20	1,650	1,917
6.15% 4/1/18	7,451	8,588
6.75% 10/1/37	14,860	17,156
JPMorgan Chase & Co. 1.875% 3/20/15	4,000	4,055
Lazard Group LLC:
4.25% 11/14/20	2,650	2,789
6.85% 6/15/17	3,804	4,348
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,633
6.875% 4/25/18	6,991	8,326
7.75% 5/14/38	4,175	5,585
Morgan Stanley:
2.125% 4/25/18	8,000	8,046
2.875% 7/28/14	1,000	1,010
3.75% 2/25/23	6,775	6,767
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
4.2% 11/20/14	$ 7,250	$ 7,440
4.75% 4/1/14	4,287	4,300
5.45% 1/9/17	236	263
5.5% 7/28/21	3,400	3,874
5.625% 9/23/19	2,000	2,297
5.75% 1/25/21	5,000	5,747
5.95% 12/28/17	5,745	6,591
6% 5/13/14	3,242	3,277
6% 4/28/15	5,666	6,008
6.375% 7/24/42	2,900	3,570
6.625% 4/1/18	5,055	5,948
7.25% 4/1/32	1,000	1,293
7.3% 5/13/19	3,000	3,679
State Street Corp. 2.875% 3/7/16	3,340	3,474
The Bank of New York Mellon Corp.:
1.7% 11/24/14	9,828	9,914
2.3% 7/28/16	1,000	1,035
5.45% 5/15/19	2,000	2,311
UBS AG Stamford Branch:
3.875% 1/15/15	1,163	1,198
5.75% 4/25/18	830	958
5.875% 12/20/17	2,034	2,346
		214,298
Commercial Banks - 2.2%
American Express Bank FSB 6% 9/13/17	615	710
Australia & New Zealand Banking Group Ltd. 1.875% 10/6/17	4,750	4,806
Bank of America NA:
5.3% 3/15/17	3,500	3,878
6% 10/15/36	2,419	2,882
Bank of Montreal:
1.4% 9/11/17	2,875	2,871
2.375% 1/25/19	3,700	3,759
Bank of Nova Scotia:
2.05% 10/7/15	4,000	4,103
4.375% 1/13/21	1,000	1,102
BB&T Corp.:
1.6% 8/15/17	5,700	5,749
2.05% 6/19/18	1,900	1,919
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
BNP Paribas 3.6% 2/23/16	$ 10,380	$ 10,917
BNP Paribas SA 2.7% 8/20/18	4,900	5,020
Branch Banking & Trust Co. 1.45% 10/3/16	2,000	2,028
Capital One Bank NA 3.375% 2/15/23	2,424	2,353
Comerica, Inc. 3% 9/16/15	1,268	1,315
Commonwealth Bank of Australia:
1.25% 9/18/15	4,750	4,803
1.9% 9/18/17	4,750	4,806
Corporacion Andina de Fomento:
3.75% 1/15/16	5,425	5,668
4.375% 6/15/22	10,300	10,504
Credit Suisse AG 6% 2/15/18	15,651	18,117
Discover Bank:
2% 2/21/18	7,375	7,367
4.2% 8/8/23	7,000	7,184
European Investment Bank:
1.625% 6/15/17	4,640	4,735
2.875% 9/15/20	9,000	9,308
Export-Import Bank of Korea:
4% 1/11/17	11,380	12,258
5% 4/11/22	6,170	6,877
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,663
3.625% 1/25/16	2,000	2,106
4.5% 6/1/18	824	900
8.25% 3/1/38	2,079	2,923
HSBC Holdings PLC:
4.875% 1/14/22	10,100	11,116
5.1% 4/5/21	2,800	3,143
6.5% 9/15/37	10,500	12,623
Huntington Bancshares, Inc. 2.6% 8/2/18	4,675	4,748
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	8,070
1% 9/15/16	9,000	9,089
2.375% 5/26/15	12,300	12,624
KeyBank NA 5.8% 7/1/14	1,109	1,128
KeyCorp. 3.75% 8/13/15	7,000	7,300
Nordic Investment Bank 0.5% 4/14/16	8,450	8,456
PNC Funding Corp.:
2.7% 9/19/16	11,300	11,784
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
PNC Funding Corp.: - continued
6.7% 6/10/19	$ 2,500	$ 3,033
Rabobank (Netherlands) NV:
2.125% 10/13/15	1,000	1,027
3.95% 11/9/22	5,300	5,256
4.5% 1/11/21	1,000	1,087
5.25% 5/24/41	3,000	3,249
Regions Bank 7.5% 5/15/18	2,000	2,381
Regions Financial Corp. 2% 5/15/18	3,650	3,595
Royal Bank of Canada 2.3% 7/20/16	5,500	5,699
Royal Bank of Scotland PLC 6.125% 1/11/21	3,700	4,345
Societe Generale SA 2.625% 10/1/18	3,750	3,805
Sumitomo Mitsui Banking Corp. 2.5% 7/19/18	4,351	4,453
SunTrust Banks, Inc. 2.35% 11/1/18	3,000	3,026
Svenska Handelsbanken AB 2.5% 1/25/19	11,750	11,945
The Toronto Dominion Bank:
2.375% 10/19/16	1,200	1,248
2.5% 7/14/16	1,200	1,248
U.S. Bancorp:
3.15% 3/4/15	5,000	5,141
4.125% 5/24/21	3,000	3,239
Union Bank NA 2.625% 9/26/18	2,750	2,830
Wachovia Corp. 5.75% 6/15/17	2,905	3,321
Wells Fargo & Co.:
1.5% 7/1/15	3,000	3,041
2.1% 5/8/17	2,725	2,807
3.45% 2/13/23	3,675	3,596
4.48% 1/16/24	3,816	3,994
5.375% 11/2/43	1,850	1,979
5.606% 1/15/44	11,380	12,565
5.625% 12/11/17	5,972	6,867
Westpac Banking Corp.:
1.125% 9/25/15	2,000	2,020
2% 8/14/17	5,000	5,111
4.875% 11/19/19	3,700	4,156
Zions Bancorp. 4.5% 6/13/23	2,850	2,860
		361,636
Consumer Finance - 1.7%
American Express Co.:
4.05% 12/3/42	11,475	10,551
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
American Express Co.: - continued
7% 3/19/18	$ 5,750	$ 6,925
7.25% 5/20/14	1,500	1,521
American Express Credit Corp.:
2.375% 3/24/17	3,825	3,961
2.75% 9/15/15	5,000	5,166
American Honda Finance Corp. 2.125% 10/10/18	6,550	6,646
Capital One Financial Corp.:
4.75% 7/15/21	4,000	4,383
7.375% 5/23/14	1,578	1,602
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,602
2.75% 6/24/15	1,500	1,547
2.85% 6/1/22	4,000	3,921
Discover Financial Services:
5.2% 4/27/22	1,000	1,077
6.45% 6/12/17	2,263	2,565
Ford Motor Credit Co. LLC:
2.5% 1/15/16	3,750	3,855
2.75% 5/15/15	11,400	11,668
2.875% 10/1/18	1,575	1,617
3% 6/12/17	3,000	3,124
4.25% 2/3/17	7,600	8,187
4.25% 9/20/22	1,800	1,861
4.375% 8/6/23	4,000	4,147
5.875% 8/2/21	11,375	13,132
General Electric Capital Corp.:
1.6% 11/20/17	1,550	1,566
2.25% 11/9/15	6,228	6,409
2.95% 5/9/16	11,691	12,245
3.5% 6/29/15	12,081	12,564
4.65% 10/17/21	7,000	7,734
5.625% 9/15/17	7,044	8,071
5.625% 5/1/18	15,000	17,320
5.875% 1/14/38	15,625	18,505
6.375% 11/15/67 (f)	9,000	9,956
6.875% 1/10/39	4,000	5,271
HSBC Finance Corp. 5.5% 1/19/16	11,200	12,132
HSBC U.S.A., Inc. 2.625% 9/24/18	7,500	7,706
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
John Deere Capital Corp.:
1.2% 10/10/17	$ 1,550	$ 1,554
1.3% 3/12/18	3,675	3,654
1.6% 3/3/14	8,400	8,400
1.95% 12/13/18	4,825	4,847
2.25% 4/17/19	10,250	10,379
2.8% 1/27/23	5,000	4,814
Toyota Motor Credit Corp.:
0.875% 7/17/15	4,750	4,783
1% 2/17/15	1,600	1,611
2.05% 1/12/17	9,000	9,297
2.1% 1/17/19	6,000	6,044
		275,920
Diversified Financial Services - 2.2%
Bank of America Corp.:
2% 1/11/18	3,550	3,568
2.6% 1/15/19	3,775	3,822
4.1% 7/24/23	7,000	7,195
4.5% 4/1/15	16,765	17,442
5% 5/13/21	4,000	4,447
5.7% 1/24/22	6,250	7,225
5.75% 12/1/17	5,855	6,678
5.875% 1/5/21	6,640	7,764
6.5% 8/1/16	15,000	16,894
Barclays Bank PLC:
3.9% 4/7/15	6,600	6,843
5.2% 7/10/14	2,000	2,033
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,584
4.5% 2/11/43	2,000	1,970
BP Capital Markets PLC:
2.241% 9/26/18	4,775	4,852
2.5% 11/6/22	3,000	2,804
3.125% 10/1/15	2,500	2,602
3.245% 5/6/22	7,750	7,722
3.875% 3/10/15	2,000	2,071
4.5% 10/1/20	2,000	2,200
4.75% 3/10/19	1,000	1,127
Citigroup, Inc.:
2.25% 8/7/15	1,800	1,836
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
2.5% 9/26/18	$ 750	$ 759
2.65% 3/2/15	13,899	14,174
3.375% 3/1/23	6,000	5,845
3.953% 6/15/16	1,450	1,542
4.75% 5/19/15	7,193	7,536
5.5% 9/13/25	5,000	5,392
5.875% 1/30/42	4,500	5,213
6.125% 5/15/18	1,769	2,050
6.125% 8/25/36	3,650	4,025
8.125% 7/15/39	8,000	11,638
8.5% 5/22/19	1,688	2,174
CME Group, Inc. 5.3% 9/15/43	2,800	3,120
Deutsche Bank AG London Branch:
3.45% 3/30/15	2,000	2,061
3.875% 8/18/14	5,000	5,080
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	9,967
6.375% 5/15/38	7,218	9,257
ING U.S., Inc. 5.7% 7/15/43	3,750	4,180
IntercontinentalExchange Group, Inc.:
2.5% 10/15/18	4,675	4,784
4% 10/15/23	3,750	3,910
International Finance Corp.:
2.25% 4/11/16	5,700	5,910
2.75% 4/20/15	6,625	6,809
JPMorgan Chase & Co.:
1.8% 1/25/18	16,250	16,274
2% 8/15/17	7,000	7,113
3.15% 7/5/16	1,500	1,577
3.25% 9/23/22	4,000	3,937
3.375% 5/1/23	1,900	1,813
3.4% 6/24/15	10,710	11,093
3.7% 1/20/15	5,000	5,144
4.35% 8/15/21	2,000	2,157
4.5% 1/24/22	13,000	14,061
4.625% 5/10/21	1,500	1,647
5.5% 10/15/40	5,700	6,356
5.6% 7/15/41	1,500	1,695
6.3% 4/23/19	10,000	11,878
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase Bank 6% 10/1/17	$ 7,075	$ 8,137
KfW:
0.75% 3/17/17	8,000	7,983
1.875% 4/1/19	16,930	17,054
2.75% 10/1/20	4,175	4,291
National Rural Utilities Cooperative Finance Corp. 3.875% 9/16/15	4,000	4,202
Ontario Province 2% 1/30/19	5,000	5,044
Svensk Exportkredit AB 1.75% 5/30/17	4,750	4,847
TECO Finance, Inc. 4% 3/15/16	2,875	3,049
		370,457
Insurance - 1.0%
ACE INA Holdings, Inc. 5.9% 6/15/19	3,000	3,545
Allstate Corp. 6.2% 5/16/14	4,000	4,047
American International Group, Inc.:
3.375% 8/15/20	5,775	5,935
3.8% 3/22/17	16,400	17,618
4.875% 9/15/16	5,400	5,914
4.875% 6/1/22	9,000	9,896
5.05% 10/1/15	3,000	3,199
5.85% 1/16/18	2,000	2,299
6.4% 12/15/20	2,900	3,477
8.25% 8/15/18	4,000	5,019
Aon Corp. 3.125% 5/27/16	8,000	8,368
Aon PLC 4% 11/27/23	3,000	3,061
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	573
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	5,827
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,307
Marsh & McLennan Companies, Inc.:
2.3% 4/1/17	5,000	5,136
2.55% 10/15/18	5,800	5,927
4.05% 10/15/23	6,775	6,883
MetLife, Inc.:
4.125% 8/13/42	3,900	3,622
5% 6/15/15	1,153	1,219
5.875% 2/6/41	2,400	2,774
7.717% 2/15/19	9,000	11,300
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,952
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
5.1% 8/15/43	$ 4,000	$ 4,211
5.4% 6/13/35	447	486
5.5% 3/15/16	421	459
5.625% 5/12/41	2,000	2,254
5.7% 12/14/36	380	431
6.2% 1/15/15	1,340	1,406
6.2% 11/15/40	2,400	2,880
7.375% 6/15/19	3,000	3,732
8.875% 6/15/38 (f)	2,944	3,592
The Chubb Corp.:
5.75% 5/15/18	4,175	4,846
6.5% 5/15/38	3,510	4,579
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	10,508
		165,282
Real Estate Investment Trusts - 0.4%
Alexandria Real Estate Equities, Inc. 3.9% 6/15/23	5,650	5,468
American Tower Corp. 3.4% 2/15/19	7,475	7,765
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,796
4.125% 5/15/21	2,100	2,212
Developers Diversified Realty Corp.:
3.375% 5/15/23	2,825	2,668
4.625% 7/15/22	1,900	1,994
Duke Realty LP:
3.625% 4/15/23	2,750	2,622
5.95% 2/15/17	630	706
6.5% 1/15/18	1,000	1,151
Federal Realty Investment Trust 3% 8/1/22	4,750	4,610
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,490
3.75% 3/15/23	8,660	8,514
HRPT Properties Trust:
6.25% 6/15/17	1,221	1,322
6.65% 1/15/18	612	674
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,202
Simon Property Group LP:
2.8% 1/30/17	4,700	4,915
4.125% 12/1/21	3,200	3,414
4.2% 2/1/15	1,820	1,864
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group LP: - continued
5.65% 2/1/20	$ 4,300	$ 5,003
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,604
		63,994
Real Estate Management & Development - 0.3%
BioMed Realty LP 4.25% 7/15/22	3,000	2,988
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,715
Digital Realty Trust LP 4.5% 7/15/15	2,000	2,077
ERP Operating LP:
3% 4/15/23	1,875	1,781
4.625% 12/15/21	5,700	6,178
Liberty Property LP:
3.375% 6/15/23	2,775	2,614
4.4% 2/15/24	7,425	7,551
4.75% 10/1/20	1,000	1,071
5.125% 3/2/15	840	875
5.5% 12/15/16	1,000	1,104
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,869
3.15% 5/15/23	4,700	4,225
4.5% 4/18/22	4,210	4,263
Regency Centers LP:
5.25% 8/1/15	2,113	2,234
5.875% 6/15/17	1,046	1,171
Tanger Properties LP:
6.125% 6/1/20	4,408	5,162
6.15% 11/15/15	24	26
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,750	4,761
		55,665
TOTAL FINANCIALS		1,507,252
HEALTH CARE - 1.6%
Biotechnology - 0.2%
Amgen, Inc.:
1.875% 11/15/14	3,100	3,131
2.5% 11/15/16	2,000	2,077
3.875% 11/15/21	9,600	10,088
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Amgen, Inc.: - continued
5.15% 11/15/41	$ 11,150	$ 11,678
5.85% 6/1/17	2,928	3,345
		30,319
Health Care Equipment & Supplies - 0.0%
Baxter International, Inc. 4.5% 8/15/19	3,000	3,338
Health Care Providers & Services - 0.6%
Aetna, Inc.:
1.5% 11/15/17	1,958	1,953
4.125% 6/1/21	7,000	7,497
4.125% 11/15/42	4,411	4,109
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,718
4.35% 11/1/42	2,000	1,842
Cigna Corp. 4% 2/15/22	4,600	4,787
Coventry Health Care, Inc.:
5.95% 3/15/17	1,731	1,957
6.3% 8/15/14	3,584	3,674
Express Scripts Holding Co.:
2.1% 2/12/15	5,093	5,164
3.9% 2/15/22	10,400	10,705
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,451
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	1,884
McKesson Corp.:
0.95% 12/4/15	2,850	2,860
1.4% 3/15/18	4,725	4,639
Medco Health Solutions, Inc. 2.75% 9/15/15	2,000	2,059
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,784
4.375% 3/15/42	11,800	11,448
WellPoint, Inc.:
1.25% 9/10/15	1,575	1,589
1.875% 1/15/18	2,000	1,999
3.3% 1/15/23	2,000	1,928
4.625% 5/15/42	2,600	2,512
4.65% 1/15/43	2,000	1,949
5% 12/15/14	7,200	7,457
5.8% 8/15/40	4,000	4,495
		96,460
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc. 5.5% 9/14/15	$ 1,000	$ 1,072
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	2,850	2,856
4.15% 2/1/24	4,379	4,502
5.3% 2/1/44	5,820	6,293
		14,723
Pharmaceuticals - 0.7%
AbbVie, Inc.:
1.2% 11/6/15	5,700	5,758
1.75% 11/6/17	5,700	5,741
2.9% 11/6/22	5,700	5,506
4.4% 11/6/42	4,775	4,695
AstraZeneca PLC:
5.9% 9/15/17	4,505	5,225
6.45% 9/15/37	3,250	4,073
Bristol-Myers Squibb Co. 3.25% 8/1/42	2,800	2,283
Johnson & Johnson:
1.2% 5/15/14	4,700	4,708
4.85% 5/15/41	4,260	4,688
Merck & Co., Inc.:
1.3% 5/18/18	7,000	6,915
2.25% 1/15/16	1,000	1,032
2.4% 9/15/22	2,000	1,881
3.6% 9/15/42	2,000	1,746
3.875% 1/15/21	1,000	1,074
4% 6/30/15	3,000	3,140
5% 6/30/19	5,970	6,853
5.85% 6/30/39	1,000	1,214
Mylan, Inc. 1.35% 11/29/16	5,295	5,319
Novartis Capital Corp.:
2.4% 9/21/22	3,750	3,548
3.7% 9/21/42	2,825	2,572
Perrigo Co. PLC 2.3% 11/8/18 (c)	4,609	4,617
Pfizer, Inc.:
5.35% 3/15/15	4,000	4,200
6.2% 3/15/19	4,000	4,791
7.2% 3/15/39	5,400	7,510
Sanofi SA 1.25% 4/10/18	7,550	7,448
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	3,125	3,125
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Watson Pharmaceuticals, Inc.: - continued
3.25% 10/1/22	$ 3,000	$ 2,881
Zoetis, Inc.:
1.875% 2/1/18	1,000	1,003
3.25% 2/1/23	1,000	965
4.7% 2/1/43	1,000	990
		115,501
TOTAL HEALTH CARE		260,341
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.4%
Boeing Capital Corp. 2.125% 8/15/16	4,500	4,647
General Dynamics Corp. 2.25% 7/15/16	2,400	2,485
Honeywell International, Inc. 5.375% 3/1/41	1,400	1,628
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	3,093
4.85% 9/15/41	2,700	2,820
Northrop Grumman Corp.:
1.75% 6/1/18	6,900	6,841
4.75% 6/1/43	4,000	3,990
Raytheon Co.:
3.125% 10/15/20	2,000	2,052
4.875% 10/15/40	1,000	1,054
The Boeing Co.:
5% 3/15/14	3,000	3,004
6% 3/15/19	1,000	1,191
6.875% 3/15/39	3,300	4,541
United Technologies Corp.:
3.1% 6/1/22	2,875	2,884
4.5% 4/15/20	4,000	4,441
4.5% 6/1/42	7,405	7,554
5.7% 4/15/40	2,000	2,389
6.125% 2/1/19	4,000	4,769
		59,383
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.0%
United Parcel Service, Inc.:
3.875% 4/1/14	$ 3,900	$ 3,910
6.2% 1/15/38	2,500	3,158
		7,068
Airlines - 0.1%
American Airlines pass-thru trust Series 2013-2 Class A, 4.95% 7/15/24 (c)	3,639	3,901
Continental Airlines, Inc.:
4% 4/29/26	4,700	4,747
6.648% 3/15/19	1,671	1,767
6.9% 7/2/19	485	526
		10,941
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 5.5% 9/15/19	4,000	4,563
Waste Management, Inc. 2.9% 9/15/22	6,675	6,361
		10,924
Electrical Equipment - 0.0%
Roper Industries, Inc. 2.05% 10/1/18	5,675	5,604
Industrial Conglomerates - 0.2%
3M Co. 2% 6/26/22	4,000	3,757
Covidien International Finance SA:
3.2% 6/15/22	2,150	2,138
6% 10/15/17	2,902	3,332
6.55% 10/15/37	4,250	5,447
Danaher Corp.:
1.3% 6/23/14	2,900	2,909
3.9% 6/23/21	2,900	3,079
General Electric Co. 5.25% 12/6/17	18,540	21,151
		41,813
Machinery - 0.1%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	5,733
5.3% 9/15/35	7,000	7,834
Deere & Co. 5.375% 10/16/29	1,000	1,168
		14,735
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,591
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Burlington Northern Santa Fe LLC:
3% 3/15/23	$ 2,800	$ 2,666
3.05% 3/15/22	10,000	9,766
4.375% 9/1/42	4,500	4,255
Canadian National Railway Co. 2.85% 12/15/21	5,000	4,974
CSX Corp.:
4.1% 3/15/44	6,775	6,140
7.375% 2/1/19	10,000	12,341
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,350
3.25% 12/1/21	5,000	5,055
3.95% 10/1/42	1,900	1,692
5.75% 1/15/16	10,000	10,883
Union Pacific Corp. 4.75% 9/15/41	2,800	2,884
		73,597
TOTAL INDUSTRIALS		224,065
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
2.9% 11/17/14	3,000	3,054
4.45% 1/15/20	2,000	2,221
4.95% 2/15/19	3,479	3,962
5.9% 2/15/39	12,416	14,622
		23,859
Computers & Peripherals - 0.2%
Apple, Inc. 3.85% 5/4/43	13,000	11,395
Hewlett-Packard Co.:
2.35% 3/15/15	2,000	2,035
3.3% 12/9/16	5,250	5,534
4.3% 6/1/21	2,780	2,911
4.75% 6/2/14	8,300	8,386
6% 9/15/41	1,500	1,609
		31,870
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
2.375% 12/17/18	3,000	2,988
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA: - continued
6.55% 10/1/17	$ 2,338	$ 2,716
7.125% 10/1/37	2,475	2,986
		8,690
Internet Software & Services - 0.1%
eBay, Inc. 2.6% 7/15/22	9,525	8,971
Google, Inc.:
1.25% 5/19/14	4,720	4,731
3.625% 5/19/21	3,780	4,027
		17,729
IT Services - 0.3%
IBM Corp.:
1.25% 2/6/17	11,250	11,348
1.95% 7/22/16	1,500	1,546
3.625% 2/12/24	5,000	5,029
7.625% 10/15/18	13,000	16,264
Xerox Corp.:
2.75% 3/15/19	5,000	5,061
4.25% 2/15/15	1,000	1,033
4.5% 5/15/21	4,000	4,228
5.625% 12/15/19	1,000	1,143
8.25% 5/15/14	3,902	3,958
		49,610
Software - 0.2%
Microsoft Corp.:
2.5% 2/8/16	2,000	2,082
2.95% 6/1/14	2,000	2,013
4.2% 6/1/19	2,000	2,235
5.3% 2/8/41	1,500	1,695
Oracle Corp.:
5.375% 7/15/40	12,500	14,105
5.75% 4/15/18	7,400	8,591
		30,721
TOTAL INFORMATION TECHNOLOGY		162,479
MATERIALS - 1.2%
Chemicals - 0.5%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,107
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
E.I. du Pont de Nemours & Co.:
3.25% 1/15/15	$ 4,000	$ 4,100
3.625% 1/15/21	5,000	5,210
4.625% 1/15/20	3,000	3,323
Ecolab, Inc.:
1% 8/9/15	4,750	4,774
1.45% 12/8/17	6,650	6,600
Lubrizol Corp. 8.875% 2/1/19	919	1,201
LYB International Finance BV:
4% 7/15/23	5,625	5,737
4.875% 3/15/44	3,000	3,000
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	4,023
3.75% 9/30/15	2,000	2,097
4.875% 3/30/20	1,500	1,675
5.625% 12/1/40	1,800	2,030
Praxair, Inc.:
2.45% 2/15/22	4,650	4,421
3.25% 9/15/15	3,200	3,334
The Dow Chemical Co.:
3% 11/15/22	4,900	4,673
4.125% 11/15/21	7,700	8,093
8.55% 5/15/19	2,358	3,050
9.4% 5/15/39	3,000	4,667
The Mosaic Co. 5.625% 11/15/43	3,750	3,981
		77,096
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	2,021
Containers & Packaging - 0.0%
Bemis Co., Inc.:
5.65% 8/1/14	3,000	3,064
6.8% 8/1/19	3,000	3,600
		6,664
Metals & Mining - 0.6%
Barrick Gold Corp.:
3.85% 4/1/22	8,000	7,670
5.25% 4/1/42	4,500	4,087
BHP Billiton Financial (U.S.A.) Ltd.:
2.05% 9/30/18	8,075	8,174
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
BHP Billiton Financial (U.S.A.) Ltd.: - continued
2.875% 2/24/22	$ 9,300	$ 9,163
5.5% 4/1/14	2,500	2,509
6.5% 4/1/19	2,500	3,021
Freeport-McMoRan Copper & Gold, Inc.:
2.375% 3/15/18	10,425	10,507
3.1% 3/15/20	3,800	3,755
3.55% 3/1/22	5,125	4,943
3.875% 3/15/23	2,000	1,936
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,069
6.25% 10/1/39	1,600	1,544
Rio Tinto Finance (U.S.A.) Ltd.:
2.25% 9/20/16	1,200	1,236
3.75% 9/20/21	3,200	3,301
5.2% 11/2/40	1,000	1,065
6.5% 7/15/18	1,398	1,661
7.125% 7/15/28	2,000	2,537
8.95% 5/1/14	4,000	4,053
Rio Tinto Finance (U.S.A.) PLC:
2.25% 12/14/18	3,000	3,033
2.875% 8/21/22	6,000	5,721
Teck Resources Ltd.:
4.75% 1/15/22	3,850	4,002
5.2% 3/1/42	5,200	4,781
Vale Overseas Ltd.:
5.625% 9/15/19	6,210	6,911
6.25% 1/23/17	9,395	10,522
		107,201
Paper & Forest Products - 0.1%
International Paper Co. 4.75% 2/15/22	11,500	12,475
TOTAL MATERIALS		205,457
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
2.4% 8/15/16	12,800	13,222
4.35% 6/15/45	24,760	21,924
5.55% 8/15/41	7,300	7,688
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.: - continued
5.8% 2/15/19	$ 4,000	$ 4,671
6.3% 1/15/38	838	956
BellSouth Capital Funding Corp. 7.875% 2/15/30	131	162
British Telecommunications PLC:
2% 6/22/15	7,000	7,120
9.625% 12/15/30	4,515	6,960
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	4,305
France Telecom SA:
2.125% 9/16/15	1,000	1,019
5.375% 7/8/19	4,000	4,520
SBC Communications, Inc. 5.1% 9/15/14	2,149	2,202
Telefonica Emisiones S.A.U.:
3.992% 2/16/16	3,850	4,047
4.949% 1/15/15	3,000	3,101
5.462% 2/16/21	2,700	2,964
5.877% 7/15/19	2,000	2,268
6.421% 6/20/16	1,151	1,281
7.045% 6/20/36	2,600	3,088
Verizon Communications, Inc.:
1.25% 11/3/14	8,400	8,443
2% 11/1/16	9,600	9,840
4.5% 9/15/20	23,600	25,568
4.75% 11/1/41	1,000	965
5.15% 9/15/23	23,600	25,860
6.25% 4/1/37	3,121	3,626
6.35% 4/1/19	6,000	7,113
6.55% 9/15/43	12,400	15,184
6.9% 4/15/38	6,025	7,438
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,588
		199,123
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	4,987
6.125% 11/15/37	8,365	9,271
Rogers Communications, Inc.:
4.1% 10/1/23	4,825	4,950
5.45% 10/1/43	5,775	6,077
Verizon Wireless Capital LLC 8.5% 11/15/18	3,486	4,451
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
1.25% 9/26/17	$ 4,000	$ 3,976
1.5% 2/19/18	7,700	7,630
2.5% 9/26/22	3,000	2,754
2.875% 3/16/16	440	462
2.95% 2/19/23	6,900	6,506
3.375% 11/24/15	1,000	1,048
5.45% 6/10/19	6,000	6,951
		59,063
TOTAL TELECOMMUNICATION SERVICES		258,186
UTILITIES - 1.7%
Electric Utilities - 1.2%
Alabama Power Co. 5.2% 6/1/41	3,850	4,313
AmerenUE:
3.9% 9/15/42	3,700	3,467
6.4% 6/15/17	2,959	3,421
American Electric Power Co., Inc.:
1.65% 12/15/17	4,000	4,001
2.95% 12/15/22	4,000	3,833
Baltimore Gas & Electric Co. 3.35% 7/1/23	2,850	2,822
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,276
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,661
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,537
Commonwealth Edison Co.:
3.4% 9/1/21	1,000	1,026
5.8% 3/15/18	9,945	11,459
Dayton Power & Light Co. 1.875% 9/15/16 (c)	3,750	3,817
Detroit Edison Co. 2.65% 6/15/22	8,000	7,736
Duke Capital LLC 5.668% 8/15/14	2,036	2,082
Duke Energy Carolinas LLC:
4% 9/30/42	3,750	3,587
5.25% 1/15/18	4,355	4,950
6% 1/15/38	3,450	4,240
Duke Energy Corp.:
2.1% 6/15/18	4,650	4,703
3.95% 9/15/14	4,500	4,584
3.95% 10/15/23	2,443	2,505
Edison International 3.75% 9/15/17	3,000	3,218
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Solutions Corp. 6.8% 8/15/39	$ 3,500	$ 3,737
Hydro-Quebec:
1.375% 6/19/17	1,000	1,009
2% 6/30/16	7,310	7,531
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,689
Mississippi Power Co. 4.25% 3/15/42	1,840	1,689
Nevada Power Co. 6.5% 8/1/18	1,555	1,853
Northern States Power Co.:
3.4% 8/15/42	2,000	1,728
5.25% 3/1/18	10,500	11,914
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	3,753
3.75% 8/15/42	5,900	5,173
5.4% 1/15/40	4,000	4,413
PacifiCorp 6% 1/15/39	6,193	7,709
Pennsylvania Electric Co. 6.05% 9/1/17	757	842
Potomac Electric Power Co. 6.5% 11/15/37	3,806	4,965
PPL Capital Funding, Inc.:
3.4% 6/1/23	2,675	2,579
4.2% 6/15/22	2,000	2,063
4.7% 6/1/43	1,800	1,724
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,896
6% 12/1/39	3,200	3,847
Public Service Electric & Gas Co.:
2.7% 5/1/15	2,000	2,053
3.65% 9/1/42	2,825	2,519
Tampa Electric Co.:
6.15% 5/15/37	6,260	7,722
6.55% 5/15/36	5,500	6,950
Virginia Electric & Power Co.:
3.45% 2/15/24	2,750	2,760
4.45% 2/15/44	2,750	2,775
5% 6/30/19	5,000	5,702
6% 5/15/37	2,000	2,447
Wisconsin Electric Power Co. 6.25% 12/1/15	2,983	3,270
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,131
		192,681
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - 0.0%
Southern California Gas Co. 3.75% 9/15/42	$ 2,000	$ 1,840
Southern Natural Gas Co. 5.9% 4/1/17 (c)	438	495
		2,335
Multi-Utilities - 0.5%
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,902
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,329
CMS Energy Corp. 4.875% 3/1/44	5,000	5,103
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,214
5.5% 12/1/39	2,500	2,915
Consumers Energy Co. 2.85% 5/15/22	6,650	6,528
Delmarva Power & Light 4% 6/1/42	4,000	3,764
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	1,023
2.5469% 9/30/66 (f)	1,000	924
4.9% 8/1/41	2,000	2,023
7.5% 6/30/66 (f)	1,000	1,085
MidAmerican Energy Holdings, Co.:
5.15% 11/15/43 (c)	1,650	1,767
5.75% 4/1/18	3,750	4,319
6.5% 9/15/37	7,605	9,497
National Grid PLC 6.3% 8/1/16	1,463	1,642
NiSource Finance Corp.:
4.8% 2/15/44	5,500	5,277
5.25% 9/15/17	835	935
5.4% 7/15/14	1,334	1,357
5.45% 9/15/20	5,111	5,803
6.25% 12/15/40	2,453	2,809
6.4% 3/15/18	1,532	1,791
PG&E Corp. 2.4% 3/1/19	2,406	2,412
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,042
Sempra Energy:
2.875% 10/1/22	3,000	2,855
4.05% 12/1/23	5,000	5,119
6% 10/15/39	1,000	1,187
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
6.5% 6/1/16	$ 3,000	$ 3,364
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	4,228	4,323
		86,309
TOTAL UTILITIES		281,325
TOTAL NONCONVERTIBLE BONDS (Cost $3,749,204)		3,966,368
U.S. Government and Government Agency Obligations - 41.8%

U.S. Government Agency Obligations - 3.8%
Fannie Mae:
0.5% 3/30/16	28,500	28,554
0.875% 8/28/14	68,669	68,928
0.875% 10/26/17	32,907	32,606
1.875% 9/18/18	15,050	15,291
5% 3/15/16	28,200	30,867
Federal Farm Credit Bank 3% 9/22/14	50,000	50,796
Federal Home Loan Bank:
0.625% 12/28/16	28,350	28,331
1% 6/21/17	35,300	35,334
5% 11/17/17	33,300	38,009
5.5% 7/15/36	1,500	1,825
Freddie Mac:
0.5% 5/13/16	30,000	30,078
0.875% 10/14/16	24,375	24,555
1% 8/27/14	13,211	13,270
1% 6/29/17	2,660	2,667
1% 9/29/17	32,075	32,009
1.375% 5/1/20	14,000	13,461
1.75% 9/10/15	20,385	20,847
2.375% 1/13/22	13,000	12,811
3.75% 3/27/19	2,300	2,529
4.875% 6/13/18	66,960	76,749
6.25% 7/15/32	7,700	10,177
6.75% 3/15/31	26,000	35,790
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Tennessee Valley Authority:
5.25% 9/15/39	$ 20,000	$ 22,480
5.375% 4/1/56	5,395	5,952
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		633,916
U.S. Treasury Obligations - 38.0%
U.S. Treasury Bonds:
2.875% 5/15/43	12,090	10,484
3.125% 2/15/43	74,730	68,378
3.5% 2/15/39	12,115	12,111
3.625% 8/15/43	26,640	26,823
3.75% 11/15/43	13,750	14,163
3.875% 8/15/40	30,080	31,941
4.25% 5/15/39	26,000	29,343
4.25% 11/15/40	811	915
4.375% 2/15/38	8,200	9,431
4.375% 11/15/39	100	115
4.375% 5/15/40	8,000	9,210
4.375% 5/15/41	57,765	66,484
4.5% 2/15/36	10,790	12,645
4.5% 5/15/38	15,000	17,569
4.5% 8/15/39	39,000	45,746
4.625% 2/15/40	21,500	25,703
4.75% 2/15/37	9,420	11,425
4.75% 2/15/41	54,830	66,850
5% 5/15/37	11,000	13,791
5.375% 2/15/31	53,470	68,508
6.25% 5/15/30	86,360	120,148
8.75% 5/15/17	8,000	10,008
8.875% 8/15/17	5,000	6,354
8.875% 2/15/19	6,960	9,437
9% 11/15/18	4,000	5,393
9.125% 5/15/18	3,000	3,978
U.S. Treasury Notes:
0.125% 7/31/14	11,570	11,572
0.125% 4/30/15	32,560	32,552
0.25% 5/15/15	50,890	50,946
0.25% 7/15/15	43,300	43,342
0.25% 8/15/15	68,575	68,634
0.25% 9/15/15	40,400	40,422
0.25% 10/15/15	52,890	52,898
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.25% 12/15/15	$ 923	$ 923
0.25% 4/15/16	144,180	143,820
0.25% 5/15/16	84,000	83,731
0.375% 6/15/15	56,410	56,553
0.375% 6/30/15	65,010	65,180
0.375% 11/15/15	123,640	123,891
0.375% 1/15/16	8,906	8,920
0.375% 2/15/16	58,820	58,884
0.375% 3/15/16	7,580	7,585
0.5% 8/15/14	59,900	60,012
0.5% 6/15/16	41,060	41,134
0.625% 7/15/14	49,330	49,428
0.625% 7/15/16	147,580	148,168
0.625% 8/15/16	39,740	39,873
0.625% 11/15/16	34,620	34,661
0.625% 12/15/16	122,260	122,317
0.625% 2/15/17	110,220	110,056
0.625% 5/31/17	31,820	31,614
0.625% 9/30/17	41,265	40,759
0.75% 1/15/17 (h)	23,270	23,339
0.75% 10/31/17	32,870	32,562
0.75% 2/28/18	11,460	11,281
0.75% 3/31/18	1,410	1,386
0.875% 9/15/16	29,720	29,989
0.875% 11/30/16	71,530	72,061
0.875% 12/31/16	12,063	12,143
0.875% 1/31/17	54,880	55,197
0.875% 2/28/17	109,294	109,832
0.875% 1/31/18	9,310	9,226
0.875% 7/31/19	82,210	78,767
1% 8/31/16	100,010	101,237
1% 9/30/16	46,030	46,569
1% 10/31/16	86,750	87,726
1% 3/31/17	45,115	45,457
1% 5/31/18	4,670	4,622
1% 11/30/19	38,250	36,592
1.125% 4/30/20	50,400	48,085
1.25% 4/15/14	42,353	42,411
1.25% 8/31/15	76,590	77,784
1.25% 9/30/15	6,000	6,098
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.25% 10/31/15	$ 39,660	$ 40,322
1.25% 10/31/18	45,190	44,869
1.25% 11/30/18	47,480	47,076
1.25% 1/31/19	14,670	14,502
1.25% 4/30/19	1,150	1,131
1.375% 6/30/18	31,800	31,927
1.375% 7/31/18	1,175	1,178
1.375% 9/30/18	126,860	126,850
1.375% 2/28/19	98,500	97,807
1.375% 1/31/20	20,920	20,379
1.5% 6/30/16	86,270	88,373
1.5% 7/31/16	31,340	32,114
1.5% 8/31/18	252,040	253,753
1.5% 12/31/18	4,060	4,067
1.5% 1/31/19 (h)	37,180	37,197
1.5% 3/31/19	12,800	12,769
1.625% 8/15/22	110,724	103,769
1.75% 7/31/15	53,000	54,170
1.75% 5/31/16	13,840	14,251
1.75% 10/31/18	10	10
1.75% 10/31/20	9,960	9,773
1.875% 4/30/14	1	1
1.875% 6/30/15	60,900	62,265
1.875% 9/30/17	11,325	11,682
1.875% 10/31/17	40,860	42,137
1.875% 6/30/20	24,290	24,184
2% 4/30/16	49,100	50,799
2% 11/30/20	31,910	31,770
2% 2/15/23	128,980	123,498
2.125% 5/31/15	86,030	88,114
2.125% 12/31/15	18,710	19,336
2.125% 2/29/16	145,700	150,902
2.125% 8/31/20	49,753	50,138
2.125% 1/31/21	3,060	3,063
2.125% 8/15/21	90,750	90,126
2.25% 5/31/14	20,570	20,678
2.25% 3/31/16	54,000	56,114
2.25% 11/30/17	11,000	11,486
2.375% 2/28/15	9,084	9,283
2.5% 3/31/15	52,000	53,310
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.5% 4/30/15	$ 50,580	$ 51,957
2.5% 8/15/23	97,170	96,426
2.625% 6/30/14	31,801	32,067
2.625% 7/31/14	11,830	11,954
2.625% 2/29/16	13,600	14,221
2.625% 4/30/18	10,200	10,789
2.625% 8/15/20	141,000	146,541
2.625% 11/15/20	94,180	97,623
2.75% 11/30/16	25,000	26,453
2.75% 12/31/17	3,000	3,188
2.75% 11/15/23	102,790	103,882
2.75% 2/15/24	79,960	80,622
3% 8/31/16	12,402	13,169
3% 9/30/16	22,000	23,380
3.125% 10/31/16	23,900	25,504
3.125% 5/15/21	50,876	54,167
3.25% 5/31/16	14,200	15,101
3.25% 12/31/16	25,000	26,828
3.375% 11/15/19	27,740	30,230
3.5% 2/15/18	4,000	4,366
3.5% 5/15/20	81,800	89,597
3.625% 2/15/20	59,600	65,746
3.625% 2/15/21	39,800	43,771
3.875% 5/15/18	8,000	8,872
4% 2/15/15	9,600	9,953
4% 8/15/18	22,000	24,566
4.125% 5/15/15	19,300	20,215
4.25% 11/15/17	16,000	17,871
4.5% 5/15/17	13,000	14,518
4.625% 11/15/16	15,000	16,620
4.625% 2/15/17	14,000	15,605
5.125% 5/15/16	13,100	14,456
TOTAL U.S. TREASURY OBLIGATIONS		6,302,623
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,789,007)		6,936,539
U.S. Government Agency - Mortgage Securities - 29.3%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 17.1%
2.198% 11/1/34 (f)	$ 15,176	$ 15,994
2.5% 3/1/27 to 12/1/28	221,141	222,724
2.5% 3/1/29 (e)	1,000	1,005
2.5% 3/1/29 (e)	2,200	2,211
2.5% 3/1/29 (e)	5,000	5,025
2.5% 3/1/44 (e)	16,000	14,875
2.866% 11/1/34 (f)	1,261	1,342
3% 11/1/20 to 11/1/43	567,619	559,454
3% 3/1/29 (e)	38,000	39,327
3% 3/1/29 (e)	8,000	8,279
3% 3/1/44 (e)	8,000	7,770
3.117% 4/1/41 (f)	10,363	10,906
3.5% 10/1/18 to 11/1/43	422,337	430,090
3.5% 3/1/29 (e)	57,500	60,788
3.5% 3/1/29 (e)	4,000	4,229
3.5% 3/1/44 (e)	14,000	14,190
3.5% 3/1/44 (e)	10,000	10,136
3.5% 3/1/44 (e)	14,000	14,190
4% 2/1/24 to 9/1/43	407,784	429,645
4% 3/1/29 (e)	7,600	8,108
4% 3/1/29 (e)	3,000	3,201
4% 3/1/29 (e)	2,000	2,134
4% 3/1/44 (e)	47,000	49,255
4% 3/1/44 (e)	27,000	28,295
4.5% 1/1/19 to 11/1/41	287,387	308,881
4.5% 3/1/44 (e)	47,500	51,016
4.5% 3/1/44 (e)	10,000	10,740
5% 6/1/20 to 4/1/41	106,419	116,203
5% 3/1/44 (e)	67,700	74,147
5% 3/1/44 (e)	2,000	2,190
5.5% 8/1/14 to 6/1/40	133,160	147,163
5.5% 3/1/44 (e)	6,000	6,620
6% 8/1/22 to 7/1/41	119,592	133,126
6.5% 4/1/19 to 6/1/40	42,823	48,108
TOTAL FANNIE MAE		2,841,367
Freddie Mac - 4.6%
1.862% 3/1/36 (f)	8,185	8,481
2.353% 12/1/35 (f)	6,788	7,185
2.5% 5/1/23 to 3/1/28	49,805	50,224
2.696% 9/1/37 (f)	2,082	2,215
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3% 3/1/27 to 6/1/43	$ 138,938	$ 138,234
3.5% 9/1/18 to 9/1/43	150,820	154,325
4% 8/1/31 to 1/1/42	81,018	84,812
4% 3/1/44 (e)	36,000	37,631
4.5% 6/1/25 to 10/1/41	93,654	100,522
4.702% 3/1/35 (f)	3,071	3,267
5% 4/1/23 to 9/1/40	103,199	112,898
5.5% 5/1/23 to 1/1/41	60,761	66,977
6% 4/1/32 to 8/1/37	2,687	3,005
6.5% 8/1/36 to 12/1/37	1,361	1,526
TOTAL FREDDIE MAC		771,302
Ginnie Mae - 7.6%
2.5% 3/1/44 (e)	9,000	8,542
3% 4/15/42 to 6/15/43	222,872	221,400
3% 3/1/44 (e)	4,000	3,963
3% 3/1/44 (e)	4,000	3,962
3% 3/1/44 (e)	4,000	3,962
3.5% 10/15/40 to 2/20/44	236,940	244,389
3.5% 3/1/44 (e)	46,600	47,976
3.5% 3/1/44 (e)	11,000	11,325
4% 1/15/25 to 3/15/42	148,543	157,889
4% 3/1/44 (e)	11,300	11,982
4% 3/1/44 (e)	2,000	2,121
4% 3/1/44 (e)	40,000	42,413
4% 3/1/44 (e)	11,000	11,663
4.5% 9/15/33 to 9/20/42	220,559	239,835
4.5% 3/1/44 (e)	2,000	2,173
5% 7/15/38 to 9/15/41	123,827	136,878
5% 3/1/44 (e)	2,000	2,194
5.5% 10/15/33 to 7/20/43	49,081	54,642
5.5% 3/1/44 (e)	1,000	1,105
6% 5/20/34 to 12/15/40	30,530	34,370
6.5% 8/20/36 to 1/15/39	12,677	14,440
TOTAL GINNIE MAE		1,257,224
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,832,281)		4,869,893
Asset-Backed Securities - 0.3%
	Principal Amount (000s)	Value (000s)
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	$ 6,875	$ 6,669
Series 2012-A7 Class A7, 2.16% 9/16/24	3,925	3,658
Citibank Credit Card Issuance Trust:
Series 2009-A4 Class A4, 4.9% 6/23/16	1,000	1,015
Series 2013-A3 Class A3, 1.11% 7/23/18	2,800	2,820
Series 2013-A9 Class A9, 4% 9/8/25	4,675	4,839
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	4,634	4,782
Ford Credit Auto Owner Trust Series 2013-C Class A3, 0.82% 12/15/17	4,675	4,694
Ford Credit Floorplan Master Owner Trust Series 2013-5 Class A1, 1.5% 9/15/18	4,675	4,739
Hyundai Auto Receivables Trust Series 2013-C Class A3, 1.01% 2/15/18	4,675	4,710
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	1,875	1,883
Nissan Auto Receivables Owner Trust Series 2013-B Class A3, 0.84% 11/15/17	3,750	3,768
TOTAL ASSET-BACKED SECURITIES (Cost $43,073)		43,577
Commercial Mortgage Securities - 2.0%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7192% 5/10/45 (f)	561	575
Series 2006-3 Class A4, 5.889% 7/10/44	6,664	7,232
Series 2006-5 Class A2, 5.317% 9/10/47	3,003	3,023
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,603
Series 2005-3 Class A3B, 5.09% 7/10/43 (f)	3,939	4,054
Series 2006-6 Class E, 5.619% 10/10/45 (c)	733	91
Series 2007-3:
Class A3, 5.6195% 6/10/49 (f)	2,101	2,100
Class A4, 5.6195% 6/10/49 (f)	2,643	2,934
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	2,777	3,002
Bayview Commercial Asset Trust Series 2007-5A, Class IO, 4.186% 10/25/37 (c)(f)(g)	4,262	261
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.7058% 6/11/40 (f)	16,612	18,724
Series 2006-T22 Class A4, 5.5801% 4/12/38 (f)	158	170
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	$ 9,390	$ 10,277
Series 2007-C6 Class A4, 5.7071% 12/10/49 (f)	9,950	11,141
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,234	1,260
Class A4, 5.322% 12/11/49	4,412	4,870
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (f)	1,416	1,379
COMM Mortgage Trust pass-thru certificates sequential payer Series 2007-C9 Class A4, 5.7997% 12/10/49 (f)	2,805	3,172
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	6,114	6,658
Series 2007-C2 Class A3, 5.542% 1/15/49 (f)	2,536	2,790
Series 2007-C3 Class A4, 5.6783% 6/15/39 (f)	6,643	7,271
Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	1,148	1,276
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5045% 4/15/22 (c)(f)	4,524	4,267
Credit Suisse Mortgage Capital Certificates Series 2007-C1 Class B, 5.487% 2/15/40 (c)(f)	1,938	270
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,264	14,541
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3471% 11/5/21 (c)(f)	477	474
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	3,687	4,064
Series 2006-GG7 Class A4, 5.8197% 7/10/38 (f)	13,467	14,710
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	27,315	29,524
Series 2006-LDP8 Class A4, 5.399% 5/15/45	801	872
Series 2006-LDP9 Class A3, 5.336% 5/15/47	529	581
Series 2007-CB19 Class A4, 5.7093% 2/12/49 (f)	28,547	31,869
Series 2007-LD11:
Class A2, 5.7984% 6/15/49 (f)	1,161	1,168
Class A4, 5.8134% 6/15/49 (f)	8,435	9,407
Series 2007-LDPX Class A3, 5.42% 1/15/49	11,700	12,936
Series 2006-LDP7 Class A4, 5.8726% 4/15/45 (f)	3,650	3,988
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class B, 5.7093% 2/12/49 (f)	$ 108	$ 35
Class C, 5.7093% 2/12/49 (f)	283	59
Class D, 5.7093% 2/12/49 (f)	298	55
Series 2007-LDP10 Class ES, 5.7261% 1/15/49 (c)(f)	656	31
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8924% 7/15/44 (f)	3,327	3,734
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	571	626
Series 2006-C7 Class A3, 5.347% 11/15/38	945	1,039
Series 2007-C1 Class A4, 5.424% 2/15/40	1,163	1,284
Series 2007-C2 Class A3, 5.43% 2/15/40	505	558
Series 2007-C6 Class A4, 5.858% 7/15/40 (f)	1,574	1,698
Series 2007-C7 Class A3, 5.866% 9/15/45	5,416	6,175
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4207% 1/12/44 (c)(f)	1,103	991
Series 2007-C1 Class A4, 5.8409% 6/12/50 (f)	4,800	5,402
Series 2008-C1 Class A4, 5.69% 2/12/51	2,669	2,990
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2748% 12/12/49 (f)	63	63
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (f)	545	561
Series 2007-5 Class A4, 5.378% 8/12/48	6,991	7,620
Series 2007-6 Class A4, 5.485% 3/12/51 (f)	2,000	2,214
Series 2007-7 Class A4, 5.7439% 6/12/50 (f)	4,438	4,951
Series 2007-6 Class B, 5.635% 3/12/51 (f)	1,268	304
Series 2007-8 Class A3, 5.8943% 8/12/49 (f)	1,094	1,231
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA Class C, 0.315% 10/15/20 (c)(f)	728	707
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (f)	145	149
Series 2007-IQ13 Class A4, 5.364% 3/15/44	5,000	5,511
Series 2006-IQ11 Class A4, 5.6648% 10/15/42 (f)	328	351
Series 2006-T23 Class A3, 5.8071% 8/12/41 (f)	647	655
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (f)	1,902	2,108
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (c)	179	69
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	$ 15,662	$ 17,265
Series 2007-C31 Class A4, 5.509% 4/15/47	8,483	9,266
Series 2007-C32 Class A3, 5.7499% 6/15/49 (f)	8,092	8,987
Series 2007-C33:
Class A4, 5.9216% 2/15/51 (f)	2,430	2,681
Class A5, 5.9216% 2/15/51 (f)	839	946
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	1,308
Series 2005-C22:
Class B, 5.3811% 12/15/44 (f)	2,812	2,761
Class F, 5.3811% 12/15/44 (c)(f)	2,115	508
Series 2006-C23 Class A5, 5.416% 1/15/45 (f)	7,395	7,951
Series 2006-C25 Class AM, 5.7265% 5/15/43 (f)	664	722
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $261,940)		327,100
Municipal Securities - 0.7%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	13,909
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,204
California Gen. Oblig.:
5.25% 4/1/14	5,000	5,018
7.55% 4/1/39	15,000	20,851
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	8,900	8,747
Series 2011:
4.511% 3/1/15	1,590	1,650
4.961% 3/1/16	2,830	3,005
5.877% 3/1/19	2,080	2,334
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	12,818
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,067
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	11,088
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	12,480
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	5,235	6,561
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Port Auth. of New York & New Jersey Series 180, 4.96% 8/1/46	$ 5,175	$ 5,361
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	7,554
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	1,176
TOTAL MUNICIPAL SECURITIES (Cost $111,688)		121,823
Foreign Government and Government Agency Obligations - 2.6%

Brazilian Federative Republic:
4.875% 1/22/21	15,540	16,643
5.625% 1/7/41	14,750	14,492
6% 1/17/17	3,000	3,348
Canadian Government 2.375% 9/10/14	3,000	3,034
Chilean Republic 3.25% 9/14/21	9,000	9,045
Colombian Republic:
2.625% 3/15/23	7,575	6,742
4% 2/26/24	1,650	1,617
6.125% 1/18/41	4,750	5,189
Export Development Canada:
1.25% 10/26/16	4,000	4,060
1.5% 10/3/18	1,700	1,699
Israeli State 4% 6/30/22	7,000	7,341
Italian Republic:
3.125% 1/26/15	16,000	16,320
5.375% 6/12/17	2,375	2,612
6.875% 9/27/23	6,000	7,249
KfW:
0.5% 4/19/16	8,000	8,008
1% 1/12/15	38,700	38,958
2.125% 1/17/23	12,000	11,336
4% 1/27/20	3,000	3,316
4.875% 6/17/19	25,000	28,802
Korean Republic 7.125% 4/16/19	6,650	8,211
Manitoba Province:
1.3% 4/3/17	3,420	3,459
2.1% 9/6/22	1,900	1,788
New Brunswick Province 2.75% 6/15/18	4,350	4,548
Ontario Province:
1% 7/22/16	17,000	17,141
4% 10/7/19	15,000	16,512
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Panamanian Republic:
4.3% 4/29/53	$ 5,675	$ 4,500
5.2% 1/30/20	1,800	1,971
Peruvian Republic:
5.625% 11/18/50	3,300	3,416
6.55% 3/14/37	3,075	3,636
7.125% 3/30/19	1,900	2,294
Philippine Republic:
4.2% 1/21/24	4,765	4,926
6.375% 10/23/34	10,375	12,891
6.5% 1/20/20	6,144	7,311
Polish Government:
3.875% 7/16/15	4,350	4,540
5% 10/19/15	3,050	3,265
5% 3/23/22	14,500	15,914
Province of British Columbia 1.2% 4/25/17	7,600	7,674
Province of Quebec 2.75% 8/25/21	20,000	19,873
South African Republic:
5.875% 5/30/22	1,900	2,076
6.875% 5/27/19	6,750	7,779
Turkish Republic:
6% 1/14/41	13,200	12,454
6.25% 9/26/22	13,225	14,171
6.75% 4/3/18	8,375	9,288
United Mexican States:
3.625% 3/15/22	3,000	3,023
4% 10/2/23	18,750	18,984
4.75% 3/8/44	9,700	9,045
5.55% 1/21/45	1,316	1,369
6.05% 1/11/40	4,800	5,371
Uruguay Republic:
4.125% 11/20/45	4,750	3,757
4.5% 8/14/24	3,625	3,690
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $423,706)		424,688
Supranational Obligations - 1.5%

African Development Bank:
0.875% 3/15/18	1,900	1,868
Supranational Obligations - continued
	Principal Amount (000s)	Value (000s)
African Development Bank: - continued
1.125% 3/15/17	$ 1,300	$ 1,310
1.625% 10/2/18	2,800	2,809
3% 5/27/14	5,000	5,032
Asian Development Bank:
1.125% 3/15/17	5,000	5,041
1.875% 4/12/19	12,000	12,102
2.75% 5/21/14	30,000	30,165
Council of Europe Development Bank:
1% 3/7/18	1,900	1,871
2.625% 2/16/16	4,250	4,426
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,686
1.625% 9/3/15	4,750	4,845
2.5% 3/15/16	3,800	3,958
European Investment Bank:
0.875% 4/18/17	11,000	11,006
1.625% 12/18/18	30,900	30,850
1.75% 3/15/17	5,000	5,136
1.875% 3/15/19	3,000	3,015
2.875% 1/15/15	5,000	5,115
3.125% 6/4/14	72,000	72,527
3.25% 1/29/24	2,000	2,030
Inter-American Development Bank:
0.5% 8/17/15	1,900	1,906
1.125% 3/15/17	17,100	17,248
3% 4/22/14	7,700	7,729
3% 10/4/23	3,575	3,628
3.875% 9/17/19	5,000	5,517
4.375% 1/24/44	4,000	4,119
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $245,274)		247,939
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $3,468)	3,422	3,552
Preferred Securities - 0.0%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (d)(f) (Cost $1,143)	$ 1,725	$ 1,885
Money Market Funds - 1.7%
	Shares
Fidelity Cash Central Fund, 0.10% (a) (Cost $288,325)	288,324,953	288,325
Cash Equivalents - 0.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.05%, dated 2/28/14 due 3/3/14 (Collateralized by U.S. Government Obligations) # (b) (Cost $49,067)	$ 49,067	49,067
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $16,798,176)		17,280,756
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(683,527)
NET ASSETS - 100%		$ 16,597,229
TBA Sale Commitments
	Principal Amount (000s)
Ginnie Mae
4.5% 3/1/44	$ (10,000)	(10,851)

(Proceeds $10,809)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,715,000 or 0.2% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$49,067,000 due 3/03/14 at 0.05%
Commerz Markets LLC	$ 48,637
Mizuho Securities USA, Inc.	430
$ 49,067
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 122
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,966,368	$ -	$ 3,966,368	$ -
U.S. Government and Government Agency Obligations	6,936,539	-	6,936,539	-
U.S. Government Agency - Mortgage Securities	4,869,893	-	4,869,893	-
Asset-Backed Securities	43,577	-	43,577	-
Commercial Mortgage Securities	327,100	-	327,031	69
Municipal Securities	121,823	-	121,823	-
Foreign Government and Government Agency Obligations	424,688	-	424,688	-
Supranational Obligations	247,939	-	247,939	-
Bank Notes	3,552	-	3,552	-
Preferred Securities	1,885	-	1,885	-
Money Market Funds	288,325	288,325	-	-
Cash Equivalents	49,067	-	49,067	-
Total Investments in Securities:	$ 17,280,756	$ 288,325	$ 16,992,362	$ 69
Other Financial Instruments:
TBA Sale Commitments	$ (10,851)	$ -	$ (10,851)	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $48,073 and repurchase agreements of $49,067) - See accompanying schedule: Unaffiliated issuers (cost $16,509,851)	$ 16,992,431
Fidelity Central Funds (cost $288,325)	288,325
Total Investments (cost $16,798,176)		$ 17,280,756
Cash		750
Receivable for investments sold, regular delivery		91,846
Receivable for TBA sale commitments		10,809
Receivable for fund shares sold		119,039
Interest receivable		87,867
Distributions receivable from Fidelity Central Funds		22
Receivable from investment adviser for expense reductions		337
Other receivables		95
Total assets		17,591,521

Liabilities
Payable for investments purchased Regular delivery	$ 315,793
Delayed delivery	608,121
TBA sale commitments, at value	10,851
Payable for fund shares redeemed	7,994
Distributions payable	344
Accrued management fee	681
Other affiliated payables	1,345
Other payables and accrued expenses	96
Collateral on securities loaned, at value	49,067
Total liabilities		994,292

Net Assets		$ 16,597,229
Net Assets consist of:
Paid in capital		$ 16,166,007
Undistributed net investment income		19,846
Accumulated undistributed net realized gain (loss) on investments		(71,162)
Net unrealized appreciation (depreciation) on investments		482,538
Net Assets		$ 16,597,229

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($5,604,606 ÷ 485,077 shares)	$ 11.55

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($5,216,088 ÷ 451,486 shares)	$ 11.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,883,781 ÷ 249,606 shares)	$ 11.55

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($870,088 ÷ 75,312 shares)	$ 11.55

Class F: Net Asset Value, offering price and redemption price per share ($2,022,666 ÷ 175,079 shares)	$ 11.55

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended February 28, 2014 (Unaudited)

Investment Income
Dividends		$ 55
Interest		218,140
Income from Fidelity Central Funds		122
Total income		218,317

Expenses
Management fee	$ 4,020
Transfer agent fees	7,959
Independent trustees' compensation	31
Miscellaneous	14
Total expenses before reductions	12,024
Expense reductions	(1,818)	10,206
Net investment income (loss)		208,111
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		5,004
Change in net unrealized appreciation (depreciation) on: Investment securities	259,648
Delayed delivery commitments	(807)
Total change in net unrealized appreciation (depreciation)		258,841
Net gain (loss)		263,845
Net increase (decrease) in net assets resulting from operations		$ 471,956

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 208,111	$ 362,498
Net realized gain (loss)	5,004	4,864
Change in net unrealized appreciation (depreciation)	258,841	(838,760)
Net increase (decrease) in net assets resulting from operations	471,956	(471,398)
Distributions to shareholders from net investment income	(198,236)	(352,310)
Distributions to shareholders from net realized gain	-	(111,187)
Total distributions	(198,236)	(463,497)
Share transactions - net increase (decrease)	256,378	1,405,570
Total increase (decrease) in net assets	530,098	470,675

Net Assets
Beginning of period	16,067,131	15,596,456
End of period (including undistributed net investment income of $19,846 and undistributed net investment income of $9,971, respectively)	$ 16,597,229	$ 16,067,131

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 12.04	$ 11.74	$ 11.67	$ 11.05	$ 10.73
Income from Investment Operations
Net investment income (loss) D	.142	.254	.312	.351	.373	.445
Net realized and unrealized gain (loss)	.183	(.604)	.358	.137	.613	.325
Total from investment operations	.325	(.350)	.670	.488	.986	.770
Distributions from net investment income	(.135)	(.246)	(.305)	(.342)	(.366)	(.450)
Distributions from net realized gain	-	(.084)	(.065)	(.076)	-	-
Total distributions	(.135)	(.330)	(.370)	(.418)	(.366)	(.450)
Net asset value, end of period	$ 11.55	$ 11.36	$ 12.04	$ 11.74	$ 11.67	$ 11.05
Total Return B,C	2.87%	(2.97)%	5.82%	4.32%	9.10%	7.39%
Ratios to Average Net Assets E,G
Expenses before reductions	.22% A	.22%	.22%	.28%	.36%	.45%
Expenses net of fee waivers, if any	.22% A	.22%	.22%	.27%	.32%	.32%
Expenses net of all reductions	.22% A	.22%	.22%	.27%	.32%	.32%
Net investment income (loss)	2.50% A	2.16%	2.63%	3.06%	3.32%	4.16%
Supplemental Data
Net assets, end of period (in millions)	$ 5,605	$ 5,338	$ 5,981	$ 7,287	$ 11,355	$ 10,281
Portfolio turnover rate F	75% A	118%	100%	106%	165%	231% H

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.149	.267	.321	.115
Net realized and unrealized gain (loss)	.183	(.593)	.349	.301
Total from investment operations	.332	(.326)	.670	.416
Distributions from net investment income	(.142)	(.260)	(.315)	(.116)
Distributions from net realized gain	-	(.084)	(.065)	-
Total distributions	(.142)	(.344)	(.380)	(.116)
Net asset value, end of period	$ 11.55	$ 11.36	$ 12.03	$ 11.74
Total Return B,C	2.94%	(2.78)%	5.82%	3.66%
Ratios to Average Net Assets E,H
Expenses before reductions	.17% A	.17%	.17%	.17% A
Expenses net of fee waivers, if any	.10% A	.10%	.12%	.17% A
Expenses net of all reductions	.10% A	.10%	.12%	.17% A
Net investment income (loss)	2.62% A	2.27%	2.73%	3.15% A
Supplemental Data
Net assets, end of period (in millions)	$ 5,216	$ 5,108	$ 4,265	$ 1,533
Portfolio turnover rate F	75% A	118%	100%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.150	.272	.329	.118
Net realized and unrealized gain (loss)	.184	(.594)	.349	.302
Total from investment operations	.334	(.322)	.678	.420
Distributions from net investment income	(.144)	(.264)	(.323)	(.120)
Distributions from net realized gain	-	(.084)	(.065)	-
Total distributions	(.144)	(.348)	(.388)	(.120)
Net asset value, end of period	$ 11.55	$ 11.36	$ 12.03	$ 11.74
Total Return B,C	2.95%	(2.75)%	5.89%	3.69%
Ratios to Average Net Assets E,H
Expenses before reductions	.07% A	.07%	.07%	.07% A
Expenses net of fee waivers, if any	.07% A	.07%	.07%	.07% A
Expenses net of all reductions	.07% A	.07%	.07%	.07% A
Net investment income (loss)	2.65% A	2.31%	2.78%	3.25% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,884	$ 2,766	$ 3,121	$ 1,926
Portfolio turnover rate F	75% A	118%	100%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.152	.274	.331	.118
Net realized and unrealized gain (loss)	.183	(.594)	.349	.303
Total from investment operations	.335	(.320)	.680	.421
Distributions from net investment income	(.145)	(.266)	(.325)	(.121)
Distributions from net realized gain	-	(.084)	(.065)	-
Total distributions	(.145)	(.350)	(.390)	(.121)
Net asset value, end of period	$ 11.55	$ 11.36	$ 12.03	$ 11.74
Total Return B,C	2.96%	(2.73)%	5.91%	3.70%
Ratios to Average Net Assets E,H
Expenses before reductions	.05% A	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05%	.05% A
Net investment income (loss)	2.67% A	2.33%	2.80%	3.27% A
Supplemental Data
Net assets, end of period (in millions)	$ 870	$ 867	$ 869	$ 682
Portfolio turnover rate F	75% A	118%	100%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 12.03	$ 11.74	$ 11.67	$ 11.12
Income from Investment Operations
Net investment income (loss) D	.152	.273	.331	.365	.359
Net realized and unrealized gain (loss)	.183	(.593)	.349	.139	.542
Total from investment operations	.335	(.320)	.680	.504	.901
Distributions from net investment income	(.145)	(.266)	(.325)	(.358)	(.351)
Distributions from net realized gain	-	(.084)	(.065)	(.076)	-
Total distributions	(.145)	(.350)	(.390)	(.434)	(.351)
Net asset value, end of period	$ 11.55	$ 11.36	$ 12.03	$ 11.74	$ 11.67
Total Return B,C	2.96%	(2.73)%	5.91%	4.47%	8.26%
Ratios to Average Net Assets E,H
Expenses before reductions	.05% A	.05%	.05%	.12%	.22% A
Expenses net of fee waivers, if any	.05% A	.05%	.05%	.12%	.22% A
Expenses net of all reductions	.05% A	.05%	.05%	.12%	.22% A
Net investment income (loss)	2.67% A	2.33%	2.80%	3.20%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,023	$ 1,988	$ 1,361	$ 634	$ 97
Portfolio turnover rate F	75% A	118%	100%	106%	165%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 24, 2009 (commencement of sale of shares) to August 31, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Spartan® U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The

Semiannual Report

3. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 575,693
Gross unrealized depreciation	(127,906)
Net unrealized appreciation (depreciation) on securities and other investments	$ 447,787

Tax cost	$ 16,832,969

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Repurchase Agreements - continued

balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Semiannual Report

3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $618,397 and $226,275, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. In addition, the management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.22%
Fidelity Advantage Class	.17%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.05%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and ..015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .02% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 4,620
Fidelity Advantage Class	3,060
Institutional Class	279
$ 7,959

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $71.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through October 31, 2014.

	Expense Limitations	Reimbursement
Fidelity Advantage Class	.10%	$ 1,809

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by four hundred and eleven dollars.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $9.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2014	Year ended August 31, 2013
From net investment income
Investor Class	$ 64,049	$ 115,436
Fidelity Advantage Class	63,194	110,295
Institutional Class	35,014	68,676
Fidelity Advantage Institutional Class	10,979	19,939
Class F	25,000	37,964
Total	$ 198,236	$ 352,310
From net realized gain
Investor Class	$ -	$ 42,819
Fidelity Advantage Class	-	29,986
Institutional Class	-	22,091
Fidelity Advantage Institutional Class	-	5,965
Class F	-	10,326
Total	$ -	$ 111,187

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Investor Class
Shares sold	67,118	162,285	$ 769,241	$ 1,906,998
Reinvestment of distributions	5,540	13,229	63,610	156,261
Shares redeemed	(57,395)	(202,662)	(657,335)	(2,391,825)
Net increase (decrease)	15,263	(27,148)	$ 175,516	$ (328,566)
Fidelity Advantage Class
Shares sold	59,661	234,913	$ 683,234	$ 2,775,194
Reinvestment of distributions	5,337	11,538	61,272	135,969
Shares redeemed	(63,149)	(151,195)	(722,231)	(1,773,340)
Net increase (decrease)	1,849	95,256	$ 22,275	$ 1,137,823
Institutional Class
Shares sold	38,251	69,848	$ 437,791	$ 824,188
Reinvestment of distributions	3,050	7,688	35,014	90,764
Shares redeemed	(35,178)	(93,374)	(402,520)	(1,094,762)
Net increase (decrease)	6,123	(15,838)	$ 70,285	$ (179,810)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Fidelity Advantage Institutional Class
Shares sold	12,634	30,008	$ 144,659	$ 352,756
Reinvestment of distributions	956	2,196	10,979	25,904
Shares redeemed	(14,624)	(28,062)	(167,192)	(329,678)
Net increase (decrease)	(1,034)	4,142	$ (11,554)	$ 48,982
Class F
Shares sold	40,138	68,612	$ 459,266	$ 805,470
Reinvestment of distributions	2,177	4,101	25,000	48,290
Shares redeemed	(42,249)	(10,818)	(484,410)	(126,619)
Net increase (decrease)	66	61,895	$ (144)	$ 727,141

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, VIP FundsManager 60% Portfolio was the owner of record of approximately 11% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 24% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan U.S. Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of the fund's investment personnel and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Spartan U.S. Bond Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective February 1, 2011) that lowered the fund's management fee from 0.22% to 0.05%. The Board considered that the chart reflects the fund's lower management fee for 2011 as if the lower fee were in effect for the entire year. The Board also considered that it had approved an amended and restated management contract for the fund (effective June 1, 2009) that lowered the fund's management fee from 0.32% to 0.22%. The Board considered that the chart reflects the fund's lower management fee for 2009 as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Class F ranked below its competitive median for 2012 and the total expense ratio of Investor Class ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. Lower priced share classes, including Fidelity Advantage Class, represent a large part of the mapped group.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the following classes of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.17%; Fidelity Advantage Institutional Class: 0.05%; Institutional Class: 0.07%; and Investor Class: 0.22%. These contractual arrangements may not be increased without the approval of the Board. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class of the fund to the extent that total expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 0.10% through October 31, 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Investor Class was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

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UBI-USAN-0414
1.790948.110

Spartan®

U.S. Bond Index

Fund

Institutional Class

Fidelity Advantage® Institutional

Class

Semiannual Report

February 28, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2013 to February 28, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 to February 28, 2014
Investor Class	.22%
Actual		$ 1,000.00	$ 1,028.70	$ 1.11
HypotheticalA		$ 1,000.00	$ 1,023.70	$ 1.10
Fidelity Advantage Class	.10%
Actual		$ 1,000.00	$ 1,029.40	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Institutional Class	.07%
Actual		$ 1,000.00	$ 1,029.50	$ .35
HypotheticalA		$ 1,000.00	$ 1,024.45	$ .35
Fidelity Advantage Institutional Class	.05%
Actual		$ 1,000.00	$ 1,029.60	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25
Class F	.05%
Actual		$ 1,000.00	$ 1,029.60	$ .25
HypotheticalA		$ 1,000.00	$ 1,024.55	$ .25

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of February 28, 2014	As of August 31, 2013
U.S. Government and U.S. Government Agency Obligations 71.0%	U.S. Government and U.S. Government Agency Obligations 72.4%
AAA 4.0%	AAA 3.3%
AA 4.0%	AA 3.7%
A 9.8%	A 10.1%
BBB 13.0%	BBB 11.2%
BB and Below 0.0%	BB and Below 0.3%
Not Rated 0.2%	Not Rated 0.1%
Short-Term Investments and Net Other Assets (2.0)%†	Short-Term Investments and Net Other Assets (1.1)%†

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of February 28, 2014
6 months ago
Years	6.8	6.5

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of February 28, 2014
6 months ago
Years	5.3	5.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of February 28, 2014*		As of August 31, 2013**
	Corporate Bonds 23.9%		Corporate Bonds 22.2%
	U.S. Government and U.S. Government Agency Obligations 71.0%		U.S. Government and U.S. Government Agency Obligations 72.4%
	Asset-Backed Securities 0.3%		Asset-Backed Securities 0.1%
	CMOs and Other Mortgage Related Securities 2.0%		CMOs and Other Mortgage Related Securities 2.0%
	Municipal Bonds 0.7%		Municipal Bonds 0.7%
	Other Investments 4.1%		Other Investments 3.7%
	Short-Term Investments and Net Other Assets (Liabilities) (2.0)%†		Short-Term Investments and Net Other Assets (Liabilities) (1.1)%†
* Foreign investments	8.9%	** Foreign investments	8.0%
† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments February 28, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.9%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.7%
Automobiles - 0.0%
Ford Motor Co. 4.75% 1/15/43	$ 4,800	$ 4,642
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19 (c)	1,623	1,636
University of Southern California 5.25% 10/1/2111	2,000	2,286
		3,922
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
5.35% 3/1/18	2,317	2,649
6.3% 3/1/38	7,045	8,973
Starbucks Corp. 3.85% 10/1/23	1,875	1,925
Yum! Brands, Inc.:
4.25% 9/15/15	2,000	2,106
5.3% 9/15/19	2,000	2,255
		17,908
Media - 1.0%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	4,284
Comcast Corp.:
3.125% 7/15/22	3,000	2,974
4.65% 7/15/42	4,000	3,997
4.95% 6/15/16	1,862	2,035
5.7% 5/15/18	2,940	3,401
5.7% 7/1/19	8,500	9,949
6.4% 3/1/40	1,000	1,232
6.55% 7/1/39	3,000	3,777
6.95% 8/15/37	6,700	8,708
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.5% 3/1/16	4,400	4,621
4.75% 10/1/14	4,500	4,609
5.875% 10/1/19	2,905	3,332
6.35% 3/15/40	1,000	1,080
6.375% 3/1/41	2,100	2,280
Discovery Communications LLC:
3.25% 4/1/23	2,338	2,239
5.05% 6/1/20	3,200	3,563
NBCUniversal, Inc.:
3.65% 4/30/15	2,248	2,330
6.4% 4/30/40	3,000	3,667
News America Holdings, Inc. 7.75% 12/1/45	3,160	4,346
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
News America, Inc.:
5.3% 12/15/14	$ 868	$ 902
5.65% 8/15/20	1,000	1,164
6.15% 3/1/37	3,955	4,564
6.9% 3/1/19	2,110	2,565
6.9% 8/15/39	2,000	2,495
Thomson Reuters Corp.:
1.3% 2/23/17	2,350	2,348
4.7% 10/15/19	4,000	4,394
Time Warner Cable, Inc.:
4.5% 9/15/42	11,000	10,021
5.85% 5/1/17	5,801	6,561
6.75% 7/1/18	1,162	1,370
7.3% 7/1/38	4,000	5,000
8.75% 2/14/19	2,368	3,022
Time Warner, Inc.:
3.15% 7/15/15	5,000	5,172
4% 1/15/22	1,000	1,034
5.875% 11/15/16	2,131	2,400
6.5% 11/15/36	5,724	6,721
Viacom, Inc.:
4.25% 9/1/23	7,775	8,031
4.375% 9/15/14	2,000	2,041
4.375% 3/15/43	2,635	2,331
5.625% 9/15/19	1,000	1,145
6.125% 10/5/17	5,420	6,245
Walt Disney Co.:
1.125% 2/15/17	2,760	2,773
2.55% 2/15/22	2,810	2,720
5.5% 3/15/19	2,000	2,334
		159,777
Multiline Retail - 0.2%
Kohl's Corp. 4.75% 12/15/23	7,800	8,143
Macy's Retail Holdings, Inc.:
2.875% 2/15/23	4,750	4,438
4.3% 2/15/43	4,750	4,336
Target Corp.:
3.875% 7/15/20	3,000	3,216
4% 7/1/42	7,000	6,344
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Target Corp.: - continued
5.875% 7/15/16	$ 2,100	$ 2,351
7% 1/15/38	1,038	1,365
		30,193
Specialty Retail - 0.4%
Advance Auto Parts, Inc. 4.5% 12/1/23	3,750	3,833
AutoZone, Inc.:
3.125% 7/15/23	3,825	3,607
3.7% 4/15/22	5,500	5,498
Home Depot, Inc.:
2.25% 9/10/18	5,000	5,095
4.2% 4/1/43	1,575	1,530
4.875% 2/15/44	2,875	3,092
5.4% 3/1/16	6,400	7,010
5.875% 12/16/36	4,700	5,679
Lowe's Companies, Inc.:
1.625% 4/15/17	10,300	10,484
4.625% 4/15/20	2,000	2,228
4.65% 4/15/42	6,500	6,535
5.8% 4/15/40	2,000	2,321
O'Reilly Automotive, Inc. 3.85% 6/15/23	2,825	2,791
Turlock Corp.:
1.5% 11/2/17	4,775	4,781
2.75% 11/2/22	5,725	5,458
4% 11/2/32	1,900	1,831
4.15% 11/2/42	1,900	1,772
		73,545
TOTAL CONSUMER DISCRETIONARY		289,987
CONSUMER STAPLES - 1.9%
Beverages - 0.5%
Anheuser-Busch Companies, Inc. 6.45% 9/1/37	4,073	5,242
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	4,725	4,668
2.625% 1/17/23	2,825	2,678
4.625% 2/1/44	4,000	4,105
Anheuser-Busch InBev Worldwide, Inc.:
1.5% 7/14/14	7,900	7,932
2.5% 7/15/22	8,625	8,164
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Anheuser-Busch InBev Worldwide, Inc.: - continued
4.125% 1/15/15	$ 5,700	$ 5,882
5.375% 1/15/20	1,500	1,736
8.2% 1/15/39	2,800	4,275
Diageo Capital PLC:
1.5% 5/11/17	1,700	1,714
5.75% 10/23/17	5,185	5,982
Dr. Pepper Snapple Group, Inc. 2% 1/15/20	2,850	2,745
PepsiCo, Inc.:
3.1% 1/15/15	10,300	10,547
3.6% 8/13/42	3,000	2,611
4.875% 11/1/40	2,300	2,420
7.9% 11/1/18	6,000	7,575
The Coca-Cola Co.:
1.5% 11/15/15	3,770	3,839
3.15% 11/15/20	3,700	3,833
		85,948
Food & Staples Retailing - 0.5%
CVS Caremark Corp.:
5.3% 12/5/43	4,391	4,826
5.75% 5/15/41	6,000	6,936
6.125% 9/15/39	1,000	1,198
Kroger Co.:
3.9% 10/1/15	9,000	9,439
5.15% 8/1/43	2,725	2,806
Wal-Mart Stores, Inc.:
1.125% 4/11/18	7,900	7,773
2.8% 4/15/16	6,700	7,023
3.2% 5/15/14	10,000	10,058
5.625% 4/1/40	2,000	2,369
5.625% 4/15/41	4,600	5,467
6.5% 8/15/37	8,275	10,664
Walgreen Co.:
1.8% 9/15/17	1,900	1,924
3.1% 9/15/22	2,850	2,753
		73,236
Food Products - 0.5%
Campbell Soup Co. 2.5% 8/2/22	4,750	4,308
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
ConAgra Foods, Inc.:
1.9% 1/25/18	$ 5,675	$ 5,666
3.2% 1/25/23	15,550	14,790
5.875% 4/15/14	4,000	4,025
General Mills, Inc. 5.65% 2/15/19	13,501	15,761
Kellogg Co.:
3.125% 5/17/22	1,875	1,831
3.25% 5/21/18	2,800	2,955
4.45% 5/30/16	2,000	2,151
Kraft Foods Group, Inc.:
3.5% 6/6/22	11,650	11,721
5% 6/4/42	2,825	2,945
Kraft Foods, Inc. 6.875% 2/1/38	5,250	6,714
Unilever Capital Corp. 2.2% 3/6/19	7,475	7,549
		80,416
Household Products - 0.1%
Kimberly-Clark Corp. 2.4% 3/1/22	5,200	4,978
Procter & Gamble Co.:
1.8% 11/15/15	5,000	5,115
2.3% 2/6/22	4,700	4,526
3.15% 9/1/15	4,500	4,679
		19,298
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	6,565
4.25% 8/9/42	9,780	8,626
9.7% 11/10/18	2,049	2,725
Philip Morris International, Inc.:
3.875% 8/21/42	4,825	4,235
4.5% 3/26/20	2,000	2,218
5.65% 5/16/18	6,789	7,853
6.375% 5/16/38	1,450	1,778
Reynolds American, Inc.:
3.25% 11/1/22	1,325	1,260
4.85% 9/15/23	1,800	1,888
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.: - continued
6.75% 6/15/17	$ 2,899	$ 3,356
7.25% 6/15/37	7,220	8,883
		49,387
TOTAL CONSUMER STAPLES		308,285
ENERGY - 2.8%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc. 5.125% 9/15/40	2,000	2,204
El Paso Pipeline Partners Operating Co. LLC 4.7% 11/1/42	3,800	3,346
Halliburton Co.:
6.15% 9/15/19	2,000	2,399
7.45% 9/15/39	1,500	2,105
Nabors Industries, Inc. 2.35% 9/15/16 (c)	7,475	7,654
Noble Holding International Ltd.:
2.5% 3/15/17	4,650	4,761
3.05% 3/1/16	1,020	1,056
4.625% 3/1/21	1,340	1,414
5.25% 3/15/42	3,100	3,049
Transocean, Inc.:
6% 3/15/18	7,000	7,884
6.5% 11/15/20	4,000	4,524
Weatherford International Ltd. 7% 3/15/38	5,580	6,576
		46,972
Oil, Gas & Consumable Fuels - 2.5%
Anadarko Petroleum Corp.:
5.75% 6/15/14	5,000	5,073
6.2% 3/15/40	2,000	2,320
6.45% 9/15/36	2,675	3,173
Apache Corp. 5.1% 9/1/40	3,000	3,188
Boardwalk Pipelines LP 5.75% 9/15/19	1,000	1,100
Canadian Natural Resources Ltd.:
5.7% 5/15/17	1,148	1,305
6.25% 3/15/38	6,850	8,077
Cenovus Energy, Inc.:
3% 8/15/22	1,700	1,620
3.8% 9/15/23	1,750	1,744
6.75% 11/15/39	2,000	2,498
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chevron Corp.:
1.104% 12/5/17	$ 5,700	$ 5,685
1.718% 6/24/18	7,525	7,564
ConocoPhillips Co.:
4.6% 1/15/15	3,000	3,109
5.75% 2/1/19	2,902	3,418
6.5% 2/1/39	7,529	9,845
DCP Midstream Operating LP:
2.5% 12/1/17	5,700	5,844
3.875% 3/15/23	3,775	3,660
Devon Energy Corp.:
2.25% 12/15/18	5,750	5,781
3.25% 5/15/22	4,000	3,945
5.6% 7/15/41	2,875	3,181
El Paso Natural Gas Co. 5.95% 4/15/17	926	1,045
Enbridge Energy Partners LP:
4.2% 9/15/21	8,700	9,027
5.875% 12/15/16	1,000	1,114
6.5% 4/15/18	1,000	1,166
Encana Corp.:
3.9% 11/15/21	4,900	5,013
6.5% 2/1/38	5,000	5,819
Encana Holdings Finance Corp. 5.8% 5/1/14	2,861	2,885
Energy Transfer Partners LP:
3.6% 2/1/23	8,550	8,144
4.15% 10/1/20	4,500	4,651
Enterprise Products Operating LP:
4.05% 2/15/22	9,325	9,721
4.85% 8/15/42	2,500	2,460
5.6% 10/15/14	1,937	1,997
5.7% 2/15/42	2,000	2,208
6.65% 4/15/18	2,000	2,349
7.55% 4/15/38	2,000	2,617
EOG Resources, Inc. 5.625% 6/1/19	1,000	1,164
Hess Corp.:
5.6% 2/15/41	3,400	3,697
8.125% 2/15/19	6,000	7,580
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	3,425	3,445
3.5% 9/1/23	2,000	1,891
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kinder Morgan Energy Partners LP: - continued
3.95% 9/1/22	$ 7,000	$ 7,003
5% 3/1/43	1,000	944
5.625% 9/1/41	1,000	1,023
6.55% 9/15/40	3,000	3,421
Magellan Midstream Partners LP 6.55% 7/15/19	4,592	5,479
Marathon Petroleum Corp.:
3.5% 3/1/16	1,000	1,050
5.125% 3/1/21	1,000	1,119
6.5% 3/1/41	1,000	1,208
Nexen, Inc.:
5.2% 3/10/15	900	937
5.875% 3/10/35	3,710	4,086
Occidental Petroleum Corp.:
1.75% 2/15/17	2,000	2,034
2.7% 2/15/23	6,000	5,690
3.125% 2/15/22	2,000	1,987
ONEOK Partners LP:
3.2% 9/15/18	3,000	3,123
3.375% 10/1/22	5,000	4,837
Petro-Canada:
6.05% 5/15/18	3,650	4,240
6.8% 5/15/38	8,445	10,697
Petrobras Global Finance BV 4.375% 5/20/23	4,725	4,284
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	7,775	7,794
6.75% 1/27/41	6,275	6,066
7.875% 3/15/19	12,228	13,977
Petroleos Mexicanos:
3.5% 7/18/18	1,050	1,089
3.5% 1/30/23	1,850	1,730
4.875% 1/24/22	18,010	18,820
5.5% 6/27/44	8,600	8,132
6.375% 1/23/45 (c)	3,000	3,159
Phillips 66 Co. 5.875% 5/1/42	9,500	10,898
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	2,000	2,097
5.75% 1/15/20	1,000	1,159
6.125% 1/15/17	1,795	2,036
6.65% 1/15/37	2,795	3,426
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Shell International Finance BV:
1.125% 8/21/17	$ 1,375	$ 1,376
2.375% 8/21/22	3,000	2,836
6.375% 12/15/38	4,200	5,387
Spectra Energy Capital, LLC 5.65% 3/1/20	2,000	2,221
Spectra Energy Partners, LP:
2.95% 9/25/18	2,877	2,963
4.75% 3/15/24	4,825	5,110
Statoil ASA:
1.2% 1/17/18	5,575	5,517
1.95% 11/8/18	7,300	7,352
2.9% 10/15/14	1,500	1,524
3.7% 3/1/24	3,650	3,731
5.1% 8/17/40	2,000	2,213
Suncor Energy, Inc.:
6.1% 6/1/18	11,244	13,138
6.85% 6/1/39	2,000	2,556
Talisman Energy, Inc.:
5.5% 5/15/42	4,100	4,120
5.85% 2/1/37	2,000	2,034
Total Capital Canada Ltd. 1.45% 1/15/18	2,625	2,626
Total Capital International SA:
1.55% 6/28/17	5,000	5,069
2.7% 1/25/23	1,900	1,805
2.875% 2/17/22	4,175	4,117
3.75% 4/10/24	2,000	2,043
TransCanada PipeLines Ltd.:
2.5% 8/1/22	5,000	4,703
3.4% 6/1/15	1,000	1,037
6.1% 6/1/40	6,700	8,020
Transcontinental Gas Pipe Line Co. LLC 4.45% 8/1/42	7,750	7,235
Valero Energy Corp. 6.625% 6/15/37	5,420	6,459
Western Gas Partners LP:
2.6% 8/15/18	4,375	4,406
4% 7/1/22	3,000	2,957
Williams Partners LP 3.35% 8/15/22	2,800	2,685
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
XTO Energy, Inc.:
5% 1/31/15	$ 1,733	$ 1,805
5.65% 4/1/16	1,189	1,306
		422,019
TOTAL ENERGY		468,991
FINANCIALS - 9.1%
Capital Markets - 1.3%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,159	1,243
BlackRock, Inc.:
1.375% 6/1/15	3,000	3,036
4.25% 5/24/21	6,500	7,079
Eaton Vance Corp. 3.625% 6/15/23	2,825	2,814
Franklin Resources, Inc. 1.375% 9/15/17	1,900	1,884
Goldman Sachs Group, Inc.:
2.375% 1/22/18	9,950	10,089
2.9% 7/19/18	2,800	2,878
3.3% 5/3/15	2,225	2,291
3.625% 2/7/16	5,000	5,250
3.625% 1/22/23	9,000	8,879
5.25% 7/27/21	4,500	5,014
5.625% 1/15/17	7,000	7,759
5.75% 1/24/22	4,300	4,912
5.95% 1/18/18	3,000	3,427
6% 6/15/20	1,650	1,917
6.15% 4/1/18	7,451	8,588
6.75% 10/1/37	14,860	17,156
JPMorgan Chase & Co. 1.875% 3/20/15	4,000	4,055
Lazard Group LLC:
4.25% 11/14/20	2,650	2,789
6.85% 6/15/17	3,804	4,348
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	3,140	3,633
6.875% 4/25/18	6,991	8,326
7.75% 5/14/38	4,175	5,585
Morgan Stanley:
2.125% 4/25/18	8,000	8,046
2.875% 7/28/14	1,000	1,010
3.75% 2/25/23	6,775	6,767
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
4.2% 11/20/14	$ 7,250	$ 7,440
4.75% 4/1/14	4,287	4,300
5.45% 1/9/17	236	263
5.5% 7/28/21	3,400	3,874
5.625% 9/23/19	2,000	2,297
5.75% 1/25/21	5,000	5,747
5.95% 12/28/17	5,745	6,591
6% 5/13/14	3,242	3,277
6% 4/28/15	5,666	6,008
6.375% 7/24/42	2,900	3,570
6.625% 4/1/18	5,055	5,948
7.25% 4/1/32	1,000	1,293
7.3% 5/13/19	3,000	3,679
State Street Corp. 2.875% 3/7/16	3,340	3,474
The Bank of New York Mellon Corp.:
1.7% 11/24/14	9,828	9,914
2.3% 7/28/16	1,000	1,035
5.45% 5/15/19	2,000	2,311
UBS AG Stamford Branch:
3.875% 1/15/15	1,163	1,198
5.75% 4/25/18	830	958
5.875% 12/20/17	2,034	2,346
		214,298
Commercial Banks - 2.2%
American Express Bank FSB 6% 9/13/17	615	710
Australia & New Zealand Banking Group Ltd. 1.875% 10/6/17	4,750	4,806
Bank of America NA:
5.3% 3/15/17	3,500	3,878
6% 10/15/36	2,419	2,882
Bank of Montreal:
1.4% 9/11/17	2,875	2,871
2.375% 1/25/19	3,700	3,759
Bank of Nova Scotia:
2.05% 10/7/15	4,000	4,103
4.375% 1/13/21	1,000	1,102
BB&T Corp.:
1.6% 8/15/17	5,700	5,749
2.05% 6/19/18	1,900	1,919
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
BNP Paribas 3.6% 2/23/16	$ 10,380	$ 10,917
BNP Paribas SA 2.7% 8/20/18	4,900	5,020
Branch Banking & Trust Co. 1.45% 10/3/16	2,000	2,028
Capital One Bank NA 3.375% 2/15/23	2,424	2,353
Comerica, Inc. 3% 9/16/15	1,268	1,315
Commonwealth Bank of Australia:
1.25% 9/18/15	4,750	4,803
1.9% 9/18/17	4,750	4,806
Corporacion Andina de Fomento:
3.75% 1/15/16	5,425	5,668
4.375% 6/15/22	10,300	10,504
Credit Suisse AG 6% 2/15/18	15,651	18,117
Discover Bank:
2% 2/21/18	7,375	7,367
4.2% 8/8/23	7,000	7,184
European Investment Bank:
1.625% 6/15/17	4,640	4,735
2.875% 9/15/20	9,000	9,308
Export-Import Bank of Korea:
4% 1/11/17	11,380	12,258
5% 4/11/22	6,170	6,877
Fifth Third Bancorp:
3.5% 3/15/22	1,650	1,663
3.625% 1/25/16	2,000	2,106
4.5% 6/1/18	824	900
8.25% 3/1/38	2,079	2,923
HSBC Holdings PLC:
4.875% 1/14/22	10,100	11,116
5.1% 4/5/21	2,800	3,143
6.5% 9/15/37	10,500	12,623
Huntington Bancshares, Inc. 2.6% 8/2/18	4,675	4,748
International Bank for Reconstruction & Development:
0.875% 4/17/17	8,050	8,070
1% 9/15/16	9,000	9,089
2.375% 5/26/15	12,300	12,624
KeyBank NA 5.8% 7/1/14	1,109	1,128
KeyCorp. 3.75% 8/13/15	7,000	7,300
Nordic Investment Bank 0.5% 4/14/16	8,450	8,456
PNC Funding Corp.:
2.7% 9/19/16	11,300	11,784
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
PNC Funding Corp.: - continued
6.7% 6/10/19	$ 2,500	$ 3,033
Rabobank (Netherlands) NV:
2.125% 10/13/15	1,000	1,027
3.95% 11/9/22	5,300	5,256
4.5% 1/11/21	1,000	1,087
5.25% 5/24/41	3,000	3,249
Regions Bank 7.5% 5/15/18	2,000	2,381
Regions Financial Corp. 2% 5/15/18	3,650	3,595
Royal Bank of Canada 2.3% 7/20/16	5,500	5,699
Royal Bank of Scotland PLC 6.125% 1/11/21	3,700	4,345
Societe Generale SA 2.625% 10/1/18	3,750	3,805
Sumitomo Mitsui Banking Corp. 2.5% 7/19/18	4,351	4,453
SunTrust Banks, Inc. 2.35% 11/1/18	3,000	3,026
Svenska Handelsbanken AB 2.5% 1/25/19	11,750	11,945
The Toronto Dominion Bank:
2.375% 10/19/16	1,200	1,248
2.5% 7/14/16	1,200	1,248
U.S. Bancorp:
3.15% 3/4/15	5,000	5,141
4.125% 5/24/21	3,000	3,239
Union Bank NA 2.625% 9/26/18	2,750	2,830
Wachovia Corp. 5.75% 6/15/17	2,905	3,321
Wells Fargo & Co.:
1.5% 7/1/15	3,000	3,041
2.1% 5/8/17	2,725	2,807
3.45% 2/13/23	3,675	3,596
4.48% 1/16/24	3,816	3,994
5.375% 11/2/43	1,850	1,979
5.606% 1/15/44	11,380	12,565
5.625% 12/11/17	5,972	6,867
Westpac Banking Corp.:
1.125% 9/25/15	2,000	2,020
2% 8/14/17	5,000	5,111
4.875% 11/19/19	3,700	4,156
Zions Bancorp. 4.5% 6/13/23	2,850	2,860
		361,636
Consumer Finance - 1.7%
American Express Co.:
4.05% 12/3/42	11,475	10,551
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
American Express Co.: - continued
7% 3/19/18	$ 5,750	$ 6,925
7.25% 5/20/14	1,500	1,521
American Express Credit Corp.:
2.375% 3/24/17	3,825	3,961
2.75% 9/15/15	5,000	5,166
American Honda Finance Corp. 2.125% 10/10/18	6,550	6,646
Capital One Financial Corp.:
4.75% 7/15/21	4,000	4,383
7.375% 5/23/14	1,578	1,602
Caterpillar Financial Services Corp.:
1.3% 3/1/18	3,650	3,602
2.75% 6/24/15	1,500	1,547
2.85% 6/1/22	4,000	3,921
Discover Financial Services:
5.2% 4/27/22	1,000	1,077
6.45% 6/12/17	2,263	2,565
Ford Motor Credit Co. LLC:
2.5% 1/15/16	3,750	3,855
2.75% 5/15/15	11,400	11,668
2.875% 10/1/18	1,575	1,617
3% 6/12/17	3,000	3,124
4.25% 2/3/17	7,600	8,187
4.25% 9/20/22	1,800	1,861
4.375% 8/6/23	4,000	4,147
5.875% 8/2/21	11,375	13,132
General Electric Capital Corp.:
1.6% 11/20/17	1,550	1,566
2.25% 11/9/15	6,228	6,409
2.95% 5/9/16	11,691	12,245
3.5% 6/29/15	12,081	12,564
4.65% 10/17/21	7,000	7,734
5.625% 9/15/17	7,044	8,071
5.625% 5/1/18	15,000	17,320
5.875% 1/14/38	15,625	18,505
6.375% 11/15/67 (f)	9,000	9,956
6.875% 1/10/39	4,000	5,271
HSBC Finance Corp. 5.5% 1/19/16	11,200	12,132
HSBC U.S.A., Inc. 2.625% 9/24/18	7,500	7,706
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
John Deere Capital Corp.:
1.2% 10/10/17	$ 1,550	$ 1,554
1.3% 3/12/18	3,675	3,654
1.6% 3/3/14	8,400	8,400
1.95% 12/13/18	4,825	4,847
2.25% 4/17/19	10,250	10,379
2.8% 1/27/23	5,000	4,814
Toyota Motor Credit Corp.:
0.875% 7/17/15	4,750	4,783
1% 2/17/15	1,600	1,611
2.05% 1/12/17	9,000	9,297
2.1% 1/17/19	6,000	6,044
		275,920
Diversified Financial Services - 2.2%
Bank of America Corp.:
2% 1/11/18	3,550	3,568
2.6% 1/15/19	3,775	3,822
4.1% 7/24/23	7,000	7,195
4.5% 4/1/15	16,765	17,442
5% 5/13/21	4,000	4,447
5.7% 1/24/22	6,250	7,225
5.75% 12/1/17	5,855	6,678
5.875% 1/5/21	6,640	7,764
6.5% 8/1/16	15,000	16,894
Barclays Bank PLC:
3.9% 4/7/15	6,600	6,843
5.2% 7/10/14	2,000	2,033
Berkshire Hathaway, Inc.:
1.55% 2/9/18	4,575	4,584
4.5% 2/11/43	2,000	1,970
BP Capital Markets PLC:
2.241% 9/26/18	4,775	4,852
2.5% 11/6/22	3,000	2,804
3.125% 10/1/15	2,500	2,602
3.245% 5/6/22	7,750	7,722
3.875% 3/10/15	2,000	2,071
4.5% 10/1/20	2,000	2,200
4.75% 3/10/19	1,000	1,127
Citigroup, Inc.:
2.25% 8/7/15	1,800	1,836
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.: - continued
2.5% 9/26/18	$ 750	$ 759
2.65% 3/2/15	13,899	14,174
3.375% 3/1/23	6,000	5,845
3.953% 6/15/16	1,450	1,542
4.75% 5/19/15	7,193	7,536
5.5% 9/13/25	5,000	5,392
5.875% 1/30/42	4,500	5,213
6.125% 5/15/18	1,769	2,050
6.125% 8/25/36	3,650	4,025
8.125% 7/15/39	8,000	11,638
8.5% 5/22/19	1,688	2,174
CME Group, Inc. 5.3% 9/15/43	2,800	3,120
Deutsche Bank AG London Branch:
3.45% 3/30/15	2,000	2,061
3.875% 8/18/14	5,000	5,080
GlaxoSmithKline Capital, Inc.:
5.65% 5/15/18	8,585	9,967
6.375% 5/15/38	7,218	9,257
ING U.S., Inc. 5.7% 7/15/43	3,750	4,180
IntercontinentalExchange Group, Inc.:
2.5% 10/15/18	4,675	4,784
4% 10/15/23	3,750	3,910
International Finance Corp.:
2.25% 4/11/16	5,700	5,910
2.75% 4/20/15	6,625	6,809
JPMorgan Chase & Co.:
1.8% 1/25/18	16,250	16,274
2% 8/15/17	7,000	7,113
3.15% 7/5/16	1,500	1,577
3.25% 9/23/22	4,000	3,937
3.375% 5/1/23	1,900	1,813
3.4% 6/24/15	10,710	11,093
3.7% 1/20/15	5,000	5,144
4.35% 8/15/21	2,000	2,157
4.5% 1/24/22	13,000	14,061
4.625% 5/10/21	1,500	1,647
5.5% 10/15/40	5,700	6,356
5.6% 7/15/41	1,500	1,695
6.3% 4/23/19	10,000	11,878
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase Bank 6% 10/1/17	$ 7,075	$ 8,137
KfW:
0.75% 3/17/17	8,000	7,983
1.875% 4/1/19	16,930	17,054
2.75% 10/1/20	4,175	4,291
National Rural Utilities Cooperative Finance Corp. 3.875% 9/16/15	4,000	4,202
Ontario Province 2% 1/30/19	5,000	5,044
Svensk Exportkredit AB 1.75% 5/30/17	4,750	4,847
TECO Finance, Inc. 4% 3/15/16	2,875	3,049
		370,457
Insurance - 1.0%
ACE INA Holdings, Inc. 5.9% 6/15/19	3,000	3,545
Allstate Corp. 6.2% 5/16/14	4,000	4,047
American International Group, Inc.:
3.375% 8/15/20	5,775	5,935
3.8% 3/22/17	16,400	17,618
4.875% 9/15/16	5,400	5,914
4.875% 6/1/22	9,000	9,896
5.05% 10/1/15	3,000	3,199
5.85% 1/16/18	2,000	2,299
6.4% 12/15/20	2,900	3,477
8.25% 8/15/18	4,000	5,019
Aon Corp. 3.125% 5/27/16	8,000	8,368
Aon PLC 4% 11/27/23	3,000	3,061
Axis Capital Holdings Ltd. 5.75% 12/1/14	553	573
Berkshire Hathaway Finance Corp. 5.75% 1/15/40	5,000	5,827
Hartford Financial Services Group, Inc. 5.125% 4/15/22	4,750	5,307
Marsh & McLennan Companies, Inc.:
2.3% 4/1/17	5,000	5,136
2.55% 10/15/18	5,800	5,927
4.05% 10/15/23	6,775	6,883
MetLife, Inc.:
4.125% 8/13/42	3,900	3,622
5% 6/15/15	1,153	1,219
5.875% 2/6/41	2,400	2,774
7.717% 2/15/19	9,000	11,300
Prudential Financial, Inc.:
2.3% 8/15/18	4,900	4,952
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
5.1% 8/15/43	$ 4,000	$ 4,211
5.4% 6/13/35	447	486
5.5% 3/15/16	421	459
5.625% 5/12/41	2,000	2,254
5.7% 12/14/36	380	431
6.2% 1/15/15	1,340	1,406
6.2% 11/15/40	2,400	2,880
7.375% 6/15/19	3,000	3,732
8.875% 6/15/38 (f)	2,944	3,592
The Chubb Corp.:
5.75% 5/15/18	4,175	4,846
6.5% 5/15/38	3,510	4,579
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	10,508
		165,282
Real Estate Investment Trusts - 0.4%
Alexandria Real Estate Equities, Inc. 3.9% 6/15/23	5,650	5,468
American Tower Corp. 3.4% 2/15/19	7,475	7,765
Boston Properties, Inc.:
3.125% 9/1/23	1,900	1,796
4.125% 5/15/21	2,100	2,212
Developers Diversified Realty Corp.:
3.375% 5/15/23	2,825	2,668
4.625% 7/15/22	1,900	1,994
Duke Realty LP:
3.625% 4/15/23	2,750	2,622
5.95% 2/15/17	630	706
6.5% 1/15/18	1,000	1,151
Federal Realty Investment Trust 3% 8/1/22	4,750	4,610
Health Care REIT, Inc.:
2.25% 3/15/18	2,470	2,490
3.75% 3/15/23	8,660	8,514
HRPT Properties Trust:
6.25% 6/15/17	1,221	1,322
6.65% 1/15/18	612	674
Kimco Realty Corp. 6.875% 10/1/19	1,000	1,202
Simon Property Group LP:
2.8% 1/30/17	4,700	4,915
4.125% 12/1/21	3,200	3,414
4.2% 2/1/15	1,820	1,864
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Simon Property Group LP: - continued
5.65% 2/1/20	$ 4,300	$ 5,003
Weingarten Realty Investors 3.5% 4/15/23	3,800	3,604
		63,994
Real Estate Management & Development - 0.3%
BioMed Realty LP 4.25% 7/15/22	3,000	2,988
Brandywine Operating Partnership LP 3.95% 2/15/23	3,800	3,715
Digital Realty Trust LP 4.5% 7/15/15	2,000	2,077
ERP Operating LP:
3% 4/15/23	1,875	1,781
4.625% 12/15/21	5,700	6,178
Liberty Property LP:
3.375% 6/15/23	2,775	2,614
4.4% 2/15/24	7,425	7,551
4.75% 10/1/20	1,000	1,071
5.125% 3/2/15	840	875
5.5% 12/15/16	1,000	1,104
Mack-Cali Realty LP:
2.5% 12/15/17	3,825	3,869
3.15% 5/15/23	4,700	4,225
4.5% 4/18/22	4,210	4,263
Regency Centers LP:
5.25% 8/1/15	2,113	2,234
5.875% 6/15/17	1,046	1,171
Tanger Properties LP:
6.125% 6/1/20	4,408	5,162
6.15% 11/15/15	24	26
Ventas Realty LP/Ventas Capital Corp. 2% 2/15/18	4,750	4,761
		55,665
TOTAL FINANCIALS		1,507,252
HEALTH CARE - 1.6%
Biotechnology - 0.2%
Amgen, Inc.:
1.875% 11/15/14	3,100	3,131
2.5% 11/15/16	2,000	2,077
3.875% 11/15/21	9,600	10,088
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Amgen, Inc.: - continued
5.15% 11/15/41	$ 11,150	$ 11,678
5.85% 6/1/17	2,928	3,345
		30,319
Health Care Equipment & Supplies - 0.0%
Baxter International, Inc. 4.5% 8/15/19	3,000	3,338
Health Care Providers & Services - 0.6%
Aetna, Inc.:
1.5% 11/15/17	1,958	1,953
4.125% 6/1/21	7,000	7,497
4.125% 11/15/42	4,411	4,109
Catholic Health Initiatives:
1.6% 11/1/17	2,750	2,718
4.35% 11/1/42	2,000	1,842
Cigna Corp. 4% 2/15/22	4,600	4,787
Coventry Health Care, Inc.:
5.95% 3/15/17	1,731	1,957
6.3% 8/15/14	3,584	3,674
Express Scripts Holding Co.:
2.1% 2/12/15	5,093	5,164
3.9% 2/15/22	10,400	10,705
Express Scripts, Inc. 7.25% 6/15/19	2,000	2,451
Kaiser Foundation Hospitals 4.875% 4/1/42	1,800	1,884
McKesson Corp.:
0.95% 12/4/15	2,850	2,860
1.4% 3/15/18	4,725	4,639
Medco Health Solutions, Inc. 2.75% 9/15/15	2,000	2,059
UnitedHealth Group, Inc.:
1.625% 3/15/19	4,878	4,784
4.375% 3/15/42	11,800	11,448
WellPoint, Inc.:
1.25% 9/10/15	1,575	1,589
1.875% 1/15/18	2,000	1,999
3.3% 1/15/23	2,000	1,928
4.625% 5/15/42	2,600	2,512
4.65% 1/15/43	2,000	1,949
5% 12/15/14	7,200	7,457
5.8% 8/15/40	4,000	4,495
		96,460
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc. 5.5% 9/14/15	$ 1,000	$ 1,072
Thermo Fisher Scientific, Inc.:
2.4% 2/1/19	2,850	2,856
4.15% 2/1/24	4,379	4,502
5.3% 2/1/44	5,820	6,293
		14,723
Pharmaceuticals - 0.7%
AbbVie, Inc.:
1.2% 11/6/15	5,700	5,758
1.75% 11/6/17	5,700	5,741
2.9% 11/6/22	5,700	5,506
4.4% 11/6/42	4,775	4,695
AstraZeneca PLC:
5.9% 9/15/17	4,505	5,225
6.45% 9/15/37	3,250	4,073
Bristol-Myers Squibb Co. 3.25% 8/1/42	2,800	2,283
Johnson & Johnson:
1.2% 5/15/14	4,700	4,708
4.85% 5/15/41	4,260	4,688
Merck & Co., Inc.:
1.3% 5/18/18	7,000	6,915
2.25% 1/15/16	1,000	1,032
2.4% 9/15/22	2,000	1,881
3.6% 9/15/42	2,000	1,746
3.875% 1/15/21	1,000	1,074
4% 6/30/15	3,000	3,140
5% 6/30/19	5,970	6,853
5.85% 6/30/39	1,000	1,214
Mylan, Inc. 1.35% 11/29/16	5,295	5,319
Novartis Capital Corp.:
2.4% 9/21/22	3,750	3,548
3.7% 9/21/42	2,825	2,572
Perrigo Co. PLC 2.3% 11/8/18 (c)	4,609	4,617
Pfizer, Inc.:
5.35% 3/15/15	4,000	4,200
6.2% 3/15/19	4,000	4,791
7.2% 3/15/39	5,400	7,510
Sanofi SA 1.25% 4/10/18	7,550	7,448
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	3,125	3,125
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Watson Pharmaceuticals, Inc.: - continued
3.25% 10/1/22	$ 3,000	$ 2,881
Zoetis, Inc.:
1.875% 2/1/18	1,000	1,003
3.25% 2/1/23	1,000	965
4.7% 2/1/43	1,000	990
		115,501
TOTAL HEALTH CARE		260,341
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.4%
Boeing Capital Corp. 2.125% 8/15/16	4,500	4,647
General Dynamics Corp. 2.25% 7/15/16	2,400	2,485
Honeywell International, Inc. 5.375% 3/1/41	1,400	1,628
Lockheed Martin Corp.:
2.125% 9/15/16	3,000	3,093
4.85% 9/15/41	2,700	2,820
Northrop Grumman Corp.:
1.75% 6/1/18	6,900	6,841
4.75% 6/1/43	4,000	3,990
Raytheon Co.:
3.125% 10/15/20	2,000	2,052
4.875% 10/15/40	1,000	1,054
The Boeing Co.:
5% 3/15/14	3,000	3,004
6% 3/15/19	1,000	1,191
6.875% 3/15/39	3,300	4,541
United Technologies Corp.:
3.1% 6/1/22	2,875	2,884
4.5% 4/15/20	4,000	4,441
4.5% 6/1/42	7,405	7,554
5.7% 4/15/40	2,000	2,389
6.125% 2/1/19	4,000	4,769
		59,383
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.0%
United Parcel Service, Inc.:
3.875% 4/1/14	$ 3,900	$ 3,910
6.2% 1/15/38	2,500	3,158
		7,068
Airlines - 0.1%
American Airlines pass-thru trust Series 2013-2 Class A, 4.95% 7/15/24 (c)	3,639	3,901
Continental Airlines, Inc.:
4% 4/29/26	4,700	4,747
6.648% 3/15/19	1,671	1,767
6.9% 7/2/19	485	526
		10,941
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 5.5% 9/15/19	4,000	4,563
Waste Management, Inc. 2.9% 9/15/22	6,675	6,361
		10,924
Electrical Equipment - 0.0%
Roper Industries, Inc. 2.05% 10/1/18	5,675	5,604
Industrial Conglomerates - 0.2%
3M Co. 2% 6/26/22	4,000	3,757
Covidien International Finance SA:
3.2% 6/15/22	2,150	2,138
6% 10/15/17	2,902	3,332
6.55% 10/15/37	4,250	5,447
Danaher Corp.:
1.3% 6/23/14	2,900	2,909
3.9% 6/23/21	2,900	3,079
General Electric Co. 5.25% 12/6/17	18,540	21,151
		41,813
Machinery - 0.1%
Caterpillar, Inc.:
2.6% 6/26/22	6,000	5,733
5.3% 9/15/35	7,000	7,834
Deere & Co. 5.375% 10/16/29	1,000	1,168
		14,735
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp. 4.7% 10/1/19	5,000	5,591
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Burlington Northern Santa Fe LLC:
3% 3/15/23	$ 2,800	$ 2,666
3.05% 3/15/22	10,000	9,766
4.375% 9/1/42	4,500	4,255
Canadian National Railway Co. 2.85% 12/15/21	5,000	4,974
CSX Corp.:
4.1% 3/15/44	6,775	6,140
7.375% 2/1/19	10,000	12,341
Norfolk Southern Corp.:
3% 4/1/22	7,500	7,350
3.25% 12/1/21	5,000	5,055
3.95% 10/1/42	1,900	1,692
5.75% 1/15/16	10,000	10,883
Union Pacific Corp. 4.75% 9/15/41	2,800	2,884
		73,597
TOTAL INDUSTRIALS		224,065
INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.1%
Cisco Systems, Inc.:
2.9% 11/17/14	3,000	3,054
4.45% 1/15/20	2,000	2,221
4.95% 2/15/19	3,479	3,962
5.9% 2/15/39	12,416	14,622
		23,859
Computers & Peripherals - 0.2%
Apple, Inc. 3.85% 5/4/43	13,000	11,395
Hewlett-Packard Co.:
2.35% 3/15/15	2,000	2,035
3.3% 12/9/16	5,250	5,534
4.3% 6/1/21	2,780	2,911
4.75% 6/2/14	8,300	8,386
6% 9/15/41	1,500	1,609
		31,870
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
2.375% 12/17/18	3,000	2,988
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Tyco Electronics Group SA: - continued
6.55% 10/1/17	$ 2,338	$ 2,716
7.125% 10/1/37	2,475	2,986
		8,690
Internet Software & Services - 0.1%
eBay, Inc. 2.6% 7/15/22	9,525	8,971
Google, Inc.:
1.25% 5/19/14	4,720	4,731
3.625% 5/19/21	3,780	4,027
		17,729
IT Services - 0.3%
IBM Corp.:
1.25% 2/6/17	11,250	11,348
1.95% 7/22/16	1,500	1,546
3.625% 2/12/24	5,000	5,029
7.625% 10/15/18	13,000	16,264
Xerox Corp.:
2.75% 3/15/19	5,000	5,061
4.25% 2/15/15	1,000	1,033
4.5% 5/15/21	4,000	4,228
5.625% 12/15/19	1,000	1,143
8.25% 5/15/14	3,902	3,958
		49,610
Software - 0.2%
Microsoft Corp.:
2.5% 2/8/16	2,000	2,082
2.95% 6/1/14	2,000	2,013
4.2% 6/1/19	2,000	2,235
5.3% 2/8/41	1,500	1,695
Oracle Corp.:
5.375% 7/15/40	12,500	14,105
5.75% 4/15/18	7,400	8,591
		30,721
TOTAL INFORMATION TECHNOLOGY		162,479
MATERIALS - 1.2%
Chemicals - 0.5%
Air Products & Chemicals, Inc. 4.375% 8/21/19	1,000	1,107
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Chemicals - continued
E.I. du Pont de Nemours & Co.:
3.25% 1/15/15	$ 4,000	$ 4,100
3.625% 1/15/21	5,000	5,210
4.625% 1/15/20	3,000	3,323
Ecolab, Inc.:
1% 8/9/15	4,750	4,774
1.45% 12/8/17	6,650	6,600
Lubrizol Corp. 8.875% 2/1/19	919	1,201
LYB International Finance BV:
4% 7/15/23	5,625	5,737
4.875% 3/15/44	3,000	3,000
Potash Corp. of Saskatchewan, Inc.:
3.25% 12/1/17	3,800	4,023
3.75% 9/30/15	2,000	2,097
4.875% 3/30/20	1,500	1,675
5.625% 12/1/40	1,800	2,030
Praxair, Inc.:
2.45% 2/15/22	4,650	4,421
3.25% 9/15/15	3,200	3,334
The Dow Chemical Co.:
3% 11/15/22	4,900	4,673
4.125% 11/15/21	7,700	8,093
8.55% 5/15/19	2,358	3,050
9.4% 5/15/39	3,000	4,667
The Mosaic Co. 5.625% 11/15/43	3,750	3,981
		77,096
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	1,816	2,021
Containers & Packaging - 0.0%
Bemis Co., Inc.:
5.65% 8/1/14	3,000	3,064
6.8% 8/1/19	3,000	3,600
		6,664
Metals & Mining - 0.6%
Barrick Gold Corp.:
3.85% 4/1/22	8,000	7,670
5.25% 4/1/42	4,500	4,087
BHP Billiton Financial (U.S.A.) Ltd.:
2.05% 9/30/18	8,075	8,174
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - continued
BHP Billiton Financial (U.S.A.) Ltd.: - continued
2.875% 2/24/22	$ 9,300	$ 9,163
5.5% 4/1/14	2,500	2,509
6.5% 4/1/19	2,500	3,021
Freeport-McMoRan Copper & Gold, Inc.:
2.375% 3/15/18	10,425	10,507
3.1% 3/15/20	3,800	3,755
3.55% 3/1/22	5,125	4,943
3.875% 3/15/23	2,000	1,936
Newmont Mining Corp.:
5.125% 10/1/19	1,000	1,069
6.25% 10/1/39	1,600	1,544
Rio Tinto Finance (U.S.A.) Ltd.:
2.25% 9/20/16	1,200	1,236
3.75% 9/20/21	3,200	3,301
5.2% 11/2/40	1,000	1,065
6.5% 7/15/18	1,398	1,661
7.125% 7/15/28	2,000	2,537
8.95% 5/1/14	4,000	4,053
Rio Tinto Finance (U.S.A.) PLC:
2.25% 12/14/18	3,000	3,033
2.875% 8/21/22	6,000	5,721
Teck Resources Ltd.:
4.75% 1/15/22	3,850	4,002
5.2% 3/1/42	5,200	4,781
Vale Overseas Ltd.:
5.625% 9/15/19	6,210	6,911
6.25% 1/23/17	9,395	10,522
		107,201
Paper & Forest Products - 0.1%
International Paper Co. 4.75% 2/15/22	11,500	12,475
TOTAL MATERIALS		205,457
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.:
2.4% 8/15/16	12,800	13,222
4.35% 6/15/45	24,760	21,924
5.55% 8/15/41	7,300	7,688
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AT&T, Inc.: - continued
5.8% 2/15/19	$ 4,000	$ 4,671
6.3% 1/15/38	838	956
BellSouth Capital Funding Corp. 7.875% 2/15/30	131	162
British Telecommunications PLC:
2% 6/22/15	7,000	7,120
9.625% 12/15/30	4,515	6,960
Deutsche Telekom International Financial BV 6.75% 8/20/18	3,595	4,305
France Telecom SA:
2.125% 9/16/15	1,000	1,019
5.375% 7/8/19	4,000	4,520
SBC Communications, Inc. 5.1% 9/15/14	2,149	2,202
Telefonica Emisiones S.A.U.:
3.992% 2/16/16	3,850	4,047
4.949% 1/15/15	3,000	3,101
5.462% 2/16/21	2,700	2,964
5.877% 7/15/19	2,000	2,268
6.421% 6/20/16	1,151	1,281
7.045% 6/20/36	2,600	3,088
Verizon Communications, Inc.:
1.25% 11/3/14	8,400	8,443
2% 11/1/16	9,600	9,840
4.5% 9/15/20	23,600	25,568
4.75% 11/1/41	1,000	965
5.15% 9/15/23	23,600	25,860
6.25% 4/1/37	3,121	3,626
6.35% 4/1/19	6,000	7,113
6.55% 9/15/43	12,400	15,184
6.9% 4/15/38	6,025	7,438
Verizon Global Funding Corp. 5.85% 9/15/35	3,190	3,588
		199,123
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
3.125% 7/16/22	5,275	4,987
6.125% 11/15/37	8,365	9,271
Rogers Communications, Inc.:
4.1% 10/1/23	4,825	4,950
5.45% 10/1/43	5,775	6,077
Verizon Wireless Capital LLC 8.5% 11/15/18	3,486	4,451
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Vodafone Group PLC:
1.25% 9/26/17	$ 4,000	$ 3,976
1.5% 2/19/18	7,700	7,630
2.5% 9/26/22	3,000	2,754
2.875% 3/16/16	440	462
2.95% 2/19/23	6,900	6,506
3.375% 11/24/15	1,000	1,048
5.45% 6/10/19	6,000	6,951
		59,063
TOTAL TELECOMMUNICATION SERVICES		258,186
UTILITIES - 1.7%
Electric Utilities - 1.2%
Alabama Power Co. 5.2% 6/1/41	3,850	4,313
AmerenUE:
3.9% 9/15/42	3,700	3,467
6.4% 6/15/17	2,959	3,421
American Electric Power Co., Inc.:
1.65% 12/15/17	4,000	4,001
2.95% 12/15/22	4,000	3,833
Baltimore Gas & Electric Co. 3.35% 7/1/23	2,850	2,822
Carolina Power & Light Co. 2.8% 5/15/22	4,350	4,276
CenterPoint Energy Houston Electric LLC 3.55% 8/1/42	1,900	1,661
Cleveland Electric Illuminating Co. 8.875% 11/15/18	2,000	2,537
Commonwealth Edison Co.:
3.4% 9/1/21	1,000	1,026
5.8% 3/15/18	9,945	11,459
Dayton Power & Light Co. 1.875% 9/15/16 (c)	3,750	3,817
Detroit Edison Co. 2.65% 6/15/22	8,000	7,736
Duke Capital LLC 5.668% 8/15/14	2,036	2,082
Duke Energy Carolinas LLC:
4% 9/30/42	3,750	3,587
5.25% 1/15/18	4,355	4,950
6% 1/15/38	3,450	4,240
Duke Energy Corp.:
2.1% 6/15/18	4,650	4,703
3.95% 9/15/14	4,500	4,584
3.95% 10/15/23	2,443	2,505
Edison International 3.75% 9/15/17	3,000	3,218
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Solutions Corp. 6.8% 8/15/39	$ 3,500	$ 3,737
Hydro-Quebec:
1.375% 6/19/17	1,000	1,009
2% 6/30/16	7,310	7,531
Indiana Michigan Power Co. 3.2% 3/15/23	2,775	2,689
Mississippi Power Co. 4.25% 3/15/42	1,840	1,689
Nevada Power Co. 6.5% 8/1/18	1,555	1,853
Northern States Power Co.:
3.4% 8/15/42	2,000	1,728
5.25% 3/1/18	10,500	11,914
Pacific Gas & Electric Co.:
2.45% 8/15/22	4,000	3,753
3.75% 8/15/42	5,900	5,173
5.4% 1/15/40	4,000	4,413
PacifiCorp 6% 1/15/39	6,193	7,709
Pennsylvania Electric Co. 6.05% 9/1/17	757	842
Potomac Electric Power Co. 6.5% 11/15/37	3,806	4,965
PPL Capital Funding, Inc.:
3.4% 6/1/23	2,675	2,579
4.2% 6/15/22	2,000	2,063
4.7% 6/1/43	1,800	1,724
Progress Energy, Inc.:
4.875% 12/1/19	1,700	1,896
6% 12/1/39	3,200	3,847
Public Service Electric & Gas Co.:
2.7% 5/1/15	2,000	2,053
3.65% 9/1/42	2,825	2,519
Tampa Electric Co.:
6.15% 5/15/37	6,260	7,722
6.55% 5/15/36	5,500	6,950
Virginia Electric & Power Co.:
3.45% 2/15/24	2,750	2,760
4.45% 2/15/44	2,750	2,775
5% 6/30/19	5,000	5,702
6% 5/15/37	2,000	2,447
Wisconsin Electric Power Co. 6.25% 12/1/15	2,983	3,270
Wisconsin Power & Light Co. 5% 7/15/19	1,000	1,131
		192,681
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Gas Utilities - 0.0%
Southern California Gas Co. 3.75% 9/15/42	$ 2,000	$ 1,840
Southern Natural Gas Co. 5.9% 4/1/17 (c)	438	495
		2,335
Multi-Utilities - 0.5%
Ameren Illinois Co. 6.125% 11/15/17	3,364	3,902
CenterPoint Energy, Inc. 5.95% 2/1/17	1,181	1,329
CMS Energy Corp. 4.875% 3/1/44	5,000	5,103
Consolidated Edison Co. of New York, Inc.:
4.45% 6/15/20	2,000	2,214
5.5% 12/1/39	2,500	2,915
Consumers Energy Co. 2.85% 5/15/22	6,650	6,528
Delmarva Power & Light 4% 6/1/42	4,000	3,764
Dominion Resources, Inc.:
2.25% 9/1/15	1,000	1,023
2.5469% 9/30/66 (f)	1,000	924
4.9% 8/1/41	2,000	2,023
7.5% 6/30/66 (f)	1,000	1,085
MidAmerican Energy Holdings, Co.:
5.15% 11/15/43 (c)	1,650	1,767
5.75% 4/1/18	3,750	4,319
6.5% 9/15/37	7,605	9,497
National Grid PLC 6.3% 8/1/16	1,463	1,642
NiSource Finance Corp.:
4.8% 2/15/44	5,500	5,277
5.25% 9/15/17	835	935
5.4% 7/15/14	1,334	1,357
5.45% 9/15/20	5,111	5,803
6.25% 12/15/40	2,453	2,809
6.4% 3/15/18	1,532	1,791
PG&E Corp. 2.4% 3/1/19	2,406	2,412
San Diego Gas & Electric Co. 4.5% 8/15/40	1,000	1,042
Sempra Energy:
2.875% 10/1/22	3,000	2,855
4.05% 12/1/23	5,000	5,119
6% 10/15/39	1,000	1,187
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
Sempra Energy: - continued
6.5% 6/1/16	$ 3,000	$ 3,364
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	4,228	4,323
		86,309
TOTAL UTILITIES		281,325
TOTAL NONCONVERTIBLE BONDS (Cost $3,749,204)		3,966,368
U.S. Government and Government Agency Obligations - 41.8%

U.S. Government Agency Obligations - 3.8%
Fannie Mae:
0.5% 3/30/16	28,500	28,554
0.875% 8/28/14	68,669	68,928
0.875% 10/26/17	32,907	32,606
1.875% 9/18/18	15,050	15,291
5% 3/15/16	28,200	30,867
Federal Farm Credit Bank 3% 9/22/14	50,000	50,796
Federal Home Loan Bank:
0.625% 12/28/16	28,350	28,331
1% 6/21/17	35,300	35,334
5% 11/17/17	33,300	38,009
5.5% 7/15/36	1,500	1,825
Freddie Mac:
0.5% 5/13/16	30,000	30,078
0.875% 10/14/16	24,375	24,555
1% 8/27/14	13,211	13,270
1% 6/29/17	2,660	2,667
1% 9/29/17	32,075	32,009
1.375% 5/1/20	14,000	13,461
1.75% 9/10/15	20,385	20,847
2.375% 1/13/22	13,000	12,811
3.75% 3/27/19	2,300	2,529
4.875% 6/13/18	66,960	76,749
6.25% 7/15/32	7,700	10,177
6.75% 3/15/31	26,000	35,790
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Tennessee Valley Authority:
5.25% 9/15/39	$ 20,000	$ 22,480
5.375% 4/1/56	5,395	5,952
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		633,916
U.S. Treasury Obligations - 38.0%
U.S. Treasury Bonds:
2.875% 5/15/43	12,090	10,484
3.125% 2/15/43	74,730	68,378
3.5% 2/15/39	12,115	12,111
3.625% 8/15/43	26,640	26,823
3.75% 11/15/43	13,750	14,163
3.875% 8/15/40	30,080	31,941
4.25% 5/15/39	26,000	29,343
4.25% 11/15/40	811	915
4.375% 2/15/38	8,200	9,431
4.375% 11/15/39	100	115
4.375% 5/15/40	8,000	9,210
4.375% 5/15/41	57,765	66,484
4.5% 2/15/36	10,790	12,645
4.5% 5/15/38	15,000	17,569
4.5% 8/15/39	39,000	45,746
4.625% 2/15/40	21,500	25,703
4.75% 2/15/37	9,420	11,425
4.75% 2/15/41	54,830	66,850
5% 5/15/37	11,000	13,791
5.375% 2/15/31	53,470	68,508
6.25% 5/15/30	86,360	120,148
8.75% 5/15/17	8,000	10,008
8.875% 8/15/17	5,000	6,354
8.875% 2/15/19	6,960	9,437
9% 11/15/18	4,000	5,393
9.125% 5/15/18	3,000	3,978
U.S. Treasury Notes:
0.125% 7/31/14	11,570	11,572
0.125% 4/30/15	32,560	32,552
0.25% 5/15/15	50,890	50,946
0.25% 7/15/15	43,300	43,342
0.25% 8/15/15	68,575	68,634
0.25% 9/15/15	40,400	40,422
0.25% 10/15/15	52,890	52,898
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.25% 12/15/15	$ 923	$ 923
0.25% 4/15/16	144,180	143,820
0.25% 5/15/16	84,000	83,731
0.375% 6/15/15	56,410	56,553
0.375% 6/30/15	65,010	65,180
0.375% 11/15/15	123,640	123,891
0.375% 1/15/16	8,906	8,920
0.375% 2/15/16	58,820	58,884
0.375% 3/15/16	7,580	7,585
0.5% 8/15/14	59,900	60,012
0.5% 6/15/16	41,060	41,134
0.625% 7/15/14	49,330	49,428
0.625% 7/15/16	147,580	148,168
0.625% 8/15/16	39,740	39,873
0.625% 11/15/16	34,620	34,661
0.625% 12/15/16	122,260	122,317
0.625% 2/15/17	110,220	110,056
0.625% 5/31/17	31,820	31,614
0.625% 9/30/17	41,265	40,759
0.75% 1/15/17 (h)	23,270	23,339
0.75% 10/31/17	32,870	32,562
0.75% 2/28/18	11,460	11,281
0.75% 3/31/18	1,410	1,386
0.875% 9/15/16	29,720	29,989
0.875% 11/30/16	71,530	72,061
0.875% 12/31/16	12,063	12,143
0.875% 1/31/17	54,880	55,197
0.875% 2/28/17	109,294	109,832
0.875% 1/31/18	9,310	9,226
0.875% 7/31/19	82,210	78,767
1% 8/31/16	100,010	101,237
1% 9/30/16	46,030	46,569
1% 10/31/16	86,750	87,726
1% 3/31/17	45,115	45,457
1% 5/31/18	4,670	4,622
1% 11/30/19	38,250	36,592
1.125% 4/30/20	50,400	48,085
1.25% 4/15/14	42,353	42,411
1.25% 8/31/15	76,590	77,784
1.25% 9/30/15	6,000	6,098
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.25% 10/31/15	$ 39,660	$ 40,322
1.25% 10/31/18	45,190	44,869
1.25% 11/30/18	47,480	47,076
1.25% 1/31/19	14,670	14,502
1.25% 4/30/19	1,150	1,131
1.375% 6/30/18	31,800	31,927
1.375% 7/31/18	1,175	1,178
1.375% 9/30/18	126,860	126,850
1.375% 2/28/19	98,500	97,807
1.375% 1/31/20	20,920	20,379
1.5% 6/30/16	86,270	88,373
1.5% 7/31/16	31,340	32,114
1.5% 8/31/18	252,040	253,753
1.5% 12/31/18	4,060	4,067
1.5% 1/31/19 (h)	37,180	37,197
1.5% 3/31/19	12,800	12,769
1.625% 8/15/22	110,724	103,769
1.75% 7/31/15	53,000	54,170
1.75% 5/31/16	13,840	14,251
1.75% 10/31/18	10	10
1.75% 10/31/20	9,960	9,773
1.875% 4/30/14	1	1
1.875% 6/30/15	60,900	62,265
1.875% 9/30/17	11,325	11,682
1.875% 10/31/17	40,860	42,137
1.875% 6/30/20	24,290	24,184
2% 4/30/16	49,100	50,799
2% 11/30/20	31,910	31,770
2% 2/15/23	128,980	123,498
2.125% 5/31/15	86,030	88,114
2.125% 12/31/15	18,710	19,336
2.125% 2/29/16	145,700	150,902
2.125% 8/31/20	49,753	50,138
2.125% 1/31/21	3,060	3,063
2.125% 8/15/21	90,750	90,126
2.25% 5/31/14	20,570	20,678
2.25% 3/31/16	54,000	56,114
2.25% 11/30/17	11,000	11,486
2.375% 2/28/15	9,084	9,283
2.5% 3/31/15	52,000	53,310
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.5% 4/30/15	$ 50,580	$ 51,957
2.5% 8/15/23	97,170	96,426
2.625% 6/30/14	31,801	32,067
2.625% 7/31/14	11,830	11,954
2.625% 2/29/16	13,600	14,221
2.625% 4/30/18	10,200	10,789
2.625% 8/15/20	141,000	146,541
2.625% 11/15/20	94,180	97,623
2.75% 11/30/16	25,000	26,453
2.75% 12/31/17	3,000	3,188
2.75% 11/15/23	102,790	103,882
2.75% 2/15/24	79,960	80,622
3% 8/31/16	12,402	13,169
3% 9/30/16	22,000	23,380
3.125% 10/31/16	23,900	25,504
3.125% 5/15/21	50,876	54,167
3.25% 5/31/16	14,200	15,101
3.25% 12/31/16	25,000	26,828
3.375% 11/15/19	27,740	30,230
3.5% 2/15/18	4,000	4,366
3.5% 5/15/20	81,800	89,597
3.625% 2/15/20	59,600	65,746
3.625% 2/15/21	39,800	43,771
3.875% 5/15/18	8,000	8,872
4% 2/15/15	9,600	9,953
4% 8/15/18	22,000	24,566
4.125% 5/15/15	19,300	20,215
4.25% 11/15/17	16,000	17,871
4.5% 5/15/17	13,000	14,518
4.625% 11/15/16	15,000	16,620
4.625% 2/15/17	14,000	15,605
5.125% 5/15/16	13,100	14,456
TOTAL U.S. TREASURY OBLIGATIONS		6,302,623
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,789,007)		6,936,539
U.S. Government Agency - Mortgage Securities - 29.3%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 17.1%
2.198% 11/1/34 (f)	$ 15,176	$ 15,994
2.5% 3/1/27 to 12/1/28	221,141	222,724
2.5% 3/1/29 (e)	1,000	1,005
2.5% 3/1/29 (e)	2,200	2,211
2.5% 3/1/29 (e)	5,000	5,025
2.5% 3/1/44 (e)	16,000	14,875
2.866% 11/1/34 (f)	1,261	1,342
3% 11/1/20 to 11/1/43	567,619	559,454
3% 3/1/29 (e)	38,000	39,327
3% 3/1/29 (e)	8,000	8,279
3% 3/1/44 (e)	8,000	7,770
3.117% 4/1/41 (f)	10,363	10,906
3.5% 10/1/18 to 11/1/43	422,337	430,090
3.5% 3/1/29 (e)	57,500	60,788
3.5% 3/1/29 (e)	4,000	4,229
3.5% 3/1/44 (e)	14,000	14,190
3.5% 3/1/44 (e)	10,000	10,136
3.5% 3/1/44 (e)	14,000	14,190
4% 2/1/24 to 9/1/43	407,784	429,645
4% 3/1/29 (e)	7,600	8,108
4% 3/1/29 (e)	3,000	3,201
4% 3/1/29 (e)	2,000	2,134
4% 3/1/44 (e)	47,000	49,255
4% 3/1/44 (e)	27,000	28,295
4.5% 1/1/19 to 11/1/41	287,387	308,881
4.5% 3/1/44 (e)	47,500	51,016
4.5% 3/1/44 (e)	10,000	10,740
5% 6/1/20 to 4/1/41	106,419	116,203
5% 3/1/44 (e)	67,700	74,147
5% 3/1/44 (e)	2,000	2,190
5.5% 8/1/14 to 6/1/40	133,160	147,163
5.5% 3/1/44 (e)	6,000	6,620
6% 8/1/22 to 7/1/41	119,592	133,126
6.5% 4/1/19 to 6/1/40	42,823	48,108
TOTAL FANNIE MAE		2,841,367
Freddie Mac - 4.6%
1.862% 3/1/36 (f)	8,185	8,481
2.353% 12/1/35 (f)	6,788	7,185
2.5% 5/1/23 to 3/1/28	49,805	50,224
2.696% 9/1/37 (f)	2,082	2,215
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
3% 3/1/27 to 6/1/43	$ 138,938	$ 138,234
3.5% 9/1/18 to 9/1/43	150,820	154,325
4% 8/1/31 to 1/1/42	81,018	84,812
4% 3/1/44 (e)	36,000	37,631
4.5% 6/1/25 to 10/1/41	93,654	100,522
4.702% 3/1/35 (f)	3,071	3,267
5% 4/1/23 to 9/1/40	103,199	112,898
5.5% 5/1/23 to 1/1/41	60,761	66,977
6% 4/1/32 to 8/1/37	2,687	3,005
6.5% 8/1/36 to 12/1/37	1,361	1,526
TOTAL FREDDIE MAC		771,302
Ginnie Mae - 7.6%
2.5% 3/1/44 (e)	9,000	8,542
3% 4/15/42 to 6/15/43	222,872	221,400
3% 3/1/44 (e)	4,000	3,963
3% 3/1/44 (e)	4,000	3,962
3% 3/1/44 (e)	4,000	3,962
3.5% 10/15/40 to 2/20/44	236,940	244,389
3.5% 3/1/44 (e)	46,600	47,976
3.5% 3/1/44 (e)	11,000	11,325
4% 1/15/25 to 3/15/42	148,543	157,889
4% 3/1/44 (e)	11,300	11,982
4% 3/1/44 (e)	2,000	2,121
4% 3/1/44 (e)	40,000	42,413
4% 3/1/44 (e)	11,000	11,663
4.5% 9/15/33 to 9/20/42	220,559	239,835
4.5% 3/1/44 (e)	2,000	2,173
5% 7/15/38 to 9/15/41	123,827	136,878
5% 3/1/44 (e)	2,000	2,194
5.5% 10/15/33 to 7/20/43	49,081	54,642
5.5% 3/1/44 (e)	1,000	1,105
6% 5/20/34 to 12/15/40	30,530	34,370
6.5% 8/20/36 to 1/15/39	12,677	14,440
TOTAL GINNIE MAE		1,257,224
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $4,832,281)		4,869,893
Asset-Backed Securities - 0.3%
	Principal Amount (000s)	Value (000s)
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	$ 6,875	$ 6,669
Series 2012-A7 Class A7, 2.16% 9/16/24	3,925	3,658
Citibank Credit Card Issuance Trust:
Series 2009-A4 Class A4, 4.9% 6/23/16	1,000	1,015
Series 2013-A3 Class A3, 1.11% 7/23/18	2,800	2,820
Series 2013-A9 Class A9, 4% 9/8/25	4,675	4,839
Detroit Edison Securitization Funding LLC Series 2001-1 Class A6, 6.62% 3/1/16	4,634	4,782
Ford Credit Auto Owner Trust Series 2013-C Class A3, 0.82% 12/15/17	4,675	4,694
Ford Credit Floorplan Master Owner Trust Series 2013-5 Class A1, 1.5% 9/15/18	4,675	4,739
Hyundai Auto Receivables Trust Series 2013-C Class A3, 1.01% 2/15/18	4,675	4,710
Mercedes-Benz Auto Receivables Trust Series 2013-1 Class A3, 0.78% 8/15/17	1,875	1,883
Nissan Auto Receivables Owner Trust Series 2013-B Class A3, 0.84% 11/15/17	3,750	3,768
TOTAL ASSET-BACKED SECURITIES (Cost $43,073)		43,577
Commercial Mortgage Securities - 2.0%

Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.7192% 5/10/45 (f)	561	575
Series 2006-3 Class A4, 5.889% 7/10/44	6,664	7,232
Series 2006-5 Class A2, 5.317% 9/10/47	3,003	3,023
Series 2006-6 Class A3, 5.369% 10/10/45	2,536	2,603
Series 2005-3 Class A3B, 5.09% 7/10/43 (f)	3,939	4,054
Series 2006-6 Class E, 5.619% 10/10/45 (c)	733	91
Series 2007-3:
Class A3, 5.6195% 6/10/49 (f)	2,101	2,100
Class A4, 5.6195% 6/10/49 (f)	2,643	2,934
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	2,777	3,002
Bayview Commercial Asset Trust Series 2007-5A, Class IO, 4.186% 10/25/37 (c)(f)(g)	4,262	261
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2007-PW16 Class A4, 5.7058% 6/11/40 (f)	16,612	18,724
Series 2006-T22 Class A4, 5.5801% 4/12/38 (f)	158	170
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Citigroup Commercial Mortgage Trust:
sequential payer Series 2006-C5 Class A4, 5.431% 10/15/49	$ 9,390	$ 10,277
Series 2007-C6 Class A4, 5.7071% 12/10/49 (f)	9,950	11,141
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	1,234	1,260
Class A4, 5.322% 12/11/49	4,412	4,870
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (f)	1,416	1,379
COMM Mortgage Trust pass-thru certificates sequential payer Series 2007-C9 Class A4, 5.7997% 12/10/49 (f)	2,805	3,172
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	6,114	6,658
Series 2007-C2 Class A3, 5.542% 1/15/49 (f)	2,536	2,790
Series 2007-C3 Class A4, 5.6783% 6/15/39 (f)	6,643	7,271
Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	1,148	1,276
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5045% 4/15/22 (c)(f)	4,524	4,267
Credit Suisse Mortgage Capital Certificates Series 2007-C1 Class B, 5.487% 2/15/40 (c)(f)	1,938	270
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	13,264	14,541
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.3471% 11/5/21 (c)(f)	477	474
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	3,687	4,064
Series 2006-GG7 Class A4, 5.8197% 7/10/38 (f)	13,467	14,710
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	27,315	29,524
Series 2006-LDP8 Class A4, 5.399% 5/15/45	801	872
Series 2006-LDP9 Class A3, 5.336% 5/15/47	529	581
Series 2007-CB19 Class A4, 5.7093% 2/12/49 (f)	28,547	31,869
Series 2007-LD11:
Class A2, 5.7984% 6/15/49 (f)	1,161	1,168
Class A4, 5.8134% 6/15/49 (f)	8,435	9,407
Series 2007-LDPX Class A3, 5.42% 1/15/49	11,700	12,936
Series 2006-LDP7 Class A4, 5.8726% 4/15/45 (f)	3,650	3,988
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
Series 2007-CB19:
Class B, 5.7093% 2/12/49 (f)	$ 108	$ 35
Class C, 5.7093% 2/12/49 (f)	283	59
Class D, 5.7093% 2/12/49 (f)	298	55
Series 2007-LDP10 Class ES, 5.7261% 1/15/49 (c)(f)	656	31
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8924% 7/15/44 (f)	3,327	3,734
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	571	626
Series 2006-C7 Class A3, 5.347% 11/15/38	945	1,039
Series 2007-C1 Class A4, 5.424% 2/15/40	1,163	1,284
Series 2007-C2 Class A3, 5.43% 2/15/40	505	558
Series 2007-C6 Class A4, 5.858% 7/15/40 (f)	1,574	1,698
Series 2007-C7 Class A3, 5.866% 9/15/45	5,416	6,175
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4207% 1/12/44 (c)(f)	1,103	991
Series 2007-C1 Class A4, 5.8409% 6/12/50 (f)	4,800	5,402
Series 2008-C1 Class A4, 5.69% 2/12/51	2,669	2,990
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2748% 12/12/49 (f)	63	63
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (f)	545	561
Series 2007-5 Class A4, 5.378% 8/12/48	6,991	7,620
Series 2007-6 Class A4, 5.485% 3/12/51 (f)	2,000	2,214
Series 2007-7 Class A4, 5.7439% 6/12/50 (f)	4,438	4,951
Series 2007-6 Class B, 5.635% 3/12/51 (f)	1,268	304
Series 2007-8 Class A3, 5.8943% 8/12/49 (f)	1,094	1,231
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA Class C, 0.315% 10/15/20 (c)(f)	728	707
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (f)	145	149
Series 2007-IQ13 Class A4, 5.364% 3/15/44	5,000	5,511
Series 2006-IQ11 Class A4, 5.6648% 10/15/42 (f)	328	351
Series 2006-T23 Class A3, 5.8071% 8/12/41 (f)	647	655
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (f)	1,902	2,108
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (c)	179	69
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	$ 15,662	$ 17,265
Series 2007-C31 Class A4, 5.509% 4/15/47	8,483	9,266
Series 2007-C32 Class A3, 5.7499% 6/15/49 (f)	8,092	8,987
Series 2007-C33:
Class A4, 5.9216% 2/15/51 (f)	2,430	2,681
Class A5, 5.9216% 2/15/51 (f)	839	946
Series 2005-C19 Class B, 4.892% 5/15/44	1,268	1,308
Series 2005-C22:
Class B, 5.3811% 12/15/44 (f)	2,812	2,761
Class F, 5.3811% 12/15/44 (c)(f)	2,115	508
Series 2006-C23 Class A5, 5.416% 1/15/45 (f)	7,395	7,951
Series 2006-C25 Class AM, 5.7265% 5/15/43 (f)	664	722
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $261,940)		327,100
Municipal Securities - 0.7%

American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	9,720	13,909
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2010 S1, 7.043% 4/1/50	2,375	3,204
California Gen. Oblig.:
5.25% 4/1/14	5,000	5,018
7.55% 4/1/39	15,000	20,851
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	8,900	8,747
Series 2011:
4.511% 3/1/15	1,590	1,650
4.961% 3/1/16	2,830	3,005
5.877% 3/1/19	2,080	2,334
Los Angeles Cmnty. College District Series 2008 E, 6.75% 8/1/49	9,450	12,818
Los Angeles Dept. Arpt. Rev. Series 2009 C, 6.582% 5/15/39	4,985	6,067
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	9,025	11,088
New York City Transitional Fin. Auth. Rev. Series 2011 A, 5.508% 8/1/37	10,725	12,480
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	5,235	6,561
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Port Auth. of New York & New Jersey Series 180, 4.96% 8/1/46	$ 5,175	$ 5,361
San Francisco Pub. Utils. Commission Wtr. Rev. Series 2010 E, 6% 11/1/40	6,320	7,554
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	1,000	1,176
TOTAL MUNICIPAL SECURITIES (Cost $111,688)		121,823
Foreign Government and Government Agency Obligations - 2.6%

Brazilian Federative Republic:
4.875% 1/22/21	15,540	16,643
5.625% 1/7/41	14,750	14,492
6% 1/17/17	3,000	3,348
Canadian Government 2.375% 9/10/14	3,000	3,034
Chilean Republic 3.25% 9/14/21	9,000	9,045
Colombian Republic:
2.625% 3/15/23	7,575	6,742
4% 2/26/24	1,650	1,617
6.125% 1/18/41	4,750	5,189
Export Development Canada:
1.25% 10/26/16	4,000	4,060
1.5% 10/3/18	1,700	1,699
Israeli State 4% 6/30/22	7,000	7,341
Italian Republic:
3.125% 1/26/15	16,000	16,320
5.375% 6/12/17	2,375	2,612
6.875% 9/27/23	6,000	7,249
KfW:
0.5% 4/19/16	8,000	8,008
1% 1/12/15	38,700	38,958
2.125% 1/17/23	12,000	11,336
4% 1/27/20	3,000	3,316
4.875% 6/17/19	25,000	28,802
Korean Republic 7.125% 4/16/19	6,650	8,211
Manitoba Province:
1.3% 4/3/17	3,420	3,459
2.1% 9/6/22	1,900	1,788
New Brunswick Province 2.75% 6/15/18	4,350	4,548
Ontario Province:
1% 7/22/16	17,000	17,141
4% 10/7/19	15,000	16,512
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Panamanian Republic:
4.3% 4/29/53	$ 5,675	$ 4,500
5.2% 1/30/20	1,800	1,971
Peruvian Republic:
5.625% 11/18/50	3,300	3,416
6.55% 3/14/37	3,075	3,636
7.125% 3/30/19	1,900	2,294
Philippine Republic:
4.2% 1/21/24	4,765	4,926
6.375% 10/23/34	10,375	12,891
6.5% 1/20/20	6,144	7,311
Polish Government:
3.875% 7/16/15	4,350	4,540
5% 10/19/15	3,050	3,265
5% 3/23/22	14,500	15,914
Province of British Columbia 1.2% 4/25/17	7,600	7,674
Province of Quebec 2.75% 8/25/21	20,000	19,873
South African Republic:
5.875% 5/30/22	1,900	2,076
6.875% 5/27/19	6,750	7,779
Turkish Republic:
6% 1/14/41	13,200	12,454
6.25% 9/26/22	13,225	14,171
6.75% 4/3/18	8,375	9,288
United Mexican States:
3.625% 3/15/22	3,000	3,023
4% 10/2/23	18,750	18,984
4.75% 3/8/44	9,700	9,045
5.55% 1/21/45	1,316	1,369
6.05% 1/11/40	4,800	5,371
Uruguay Republic:
4.125% 11/20/45	4,750	3,757
4.5% 8/14/24	3,625	3,690
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $423,706)		424,688
Supranational Obligations - 1.5%

African Development Bank:
0.875% 3/15/18	1,900	1,868
Supranational Obligations - continued
	Principal Amount (000s)	Value (000s)
African Development Bank: - continued
1.125% 3/15/17	$ 1,300	$ 1,310
1.625% 10/2/18	2,800	2,809
3% 5/27/14	5,000	5,032
Asian Development Bank:
1.125% 3/15/17	5,000	5,041
1.875% 4/12/19	12,000	12,102
2.75% 5/21/14	30,000	30,165
Council of Europe Development Bank:
1% 3/7/18	1,900	1,871
2.625% 2/16/16	4,250	4,426
European Bank for Reconstruction and Development:
1% 6/15/18	4,750	4,686
1.625% 9/3/15	4,750	4,845
2.5% 3/15/16	3,800	3,958
European Investment Bank:
0.875% 4/18/17	11,000	11,006
1.625% 12/18/18	30,900	30,850
1.75% 3/15/17	5,000	5,136
1.875% 3/15/19	3,000	3,015
2.875% 1/15/15	5,000	5,115
3.125% 6/4/14	72,000	72,527
3.25% 1/29/24	2,000	2,030
Inter-American Development Bank:
0.5% 8/17/15	1,900	1,906
1.125% 3/15/17	17,100	17,248
3% 4/22/14	7,700	7,729
3% 10/4/23	3,575	3,628
3.875% 9/17/19	5,000	5,517
4.375% 1/24/44	4,000	4,119
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $245,274)		247,939
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $3,468)	3,422	3,552
Preferred Securities - 0.0%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (d)(f) (Cost $1,143)	$ 1,725	$ 1,885
Money Market Funds - 1.7%
	Shares
Fidelity Cash Central Fund, 0.10% (a) (Cost $288,325)	288,324,953	288,325
Cash Equivalents - 0.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.05%, dated 2/28/14 due 3/3/14 (Collateralized by U.S. Government Obligations) # (b) (Cost $49,067)	$ 49,067	49,067
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $16,798,176)		17,280,756
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(683,527)
NET ASSETS - 100%		$ 16,597,229
TBA Sale Commitments
	Principal Amount (000s)
Ginnie Mae
4.5% 3/1/44	$ (10,000)	(10,851)

(Proceeds $10,809)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,715,000 or 0.2% of net assets.

(d) Security is perpetual in nature with no stated maturity date.
(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(h) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$49,067,000 due 3/03/14 at 0.05%
Commerz Markets LLC	$ 48,637
Mizuho Securities USA, Inc.	430
$ 49,067
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 122
Other Information

The following is a summary of the inputs used, as of February 28, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,966,368	$ -	$ 3,966,368	$ -
U.S. Government and Government Agency Obligations	6,936,539	-	6,936,539	-
U.S. Government Agency - Mortgage Securities	4,869,893	-	4,869,893	-
Asset-Backed Securities	43,577	-	43,577	-
Commercial Mortgage Securities	327,100	-	327,031	69
Municipal Securities	121,823	-	121,823	-
Foreign Government and Government Agency Obligations	424,688	-	424,688	-
Supranational Obligations	247,939	-	247,939	-
Bank Notes	3,552	-	3,552	-
Preferred Securities	1,885	-	1,885	-
Money Market Funds	288,325	288,325	-	-
Cash Equivalents	49,067	-	49,067	-
Total Investments in Securities:	$ 17,280,756	$ 288,325	$ 16,992,362	$ 69
Other Financial Instruments:
TBA Sale Commitments	$ (10,851)	$ -	$ (10,851)	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $48,073 and repurchase agreements of $49,067) - See accompanying schedule: Unaffiliated issuers (cost $16,509,851)	$ 16,992,431
Fidelity Central Funds (cost $288,325)	288,325
Total Investments (cost $16,798,176)		$ 17,280,756
Cash		750
Receivable for investments sold, regular delivery		91,846
Receivable for TBA sale commitments		10,809
Receivable for fund shares sold		119,039
Interest receivable		87,867
Distributions receivable from Fidelity Central Funds		22
Receivable from investment adviser for expense reductions		337
Other receivables		95
Total assets		17,591,521

Liabilities
Payable for investments purchased Regular delivery	$ 315,793
Delayed delivery	608,121
TBA sale commitments, at value	10,851
Payable for fund shares redeemed	7,994
Distributions payable	344
Accrued management fee	681
Other affiliated payables	1,345
Other payables and accrued expenses	96
Collateral on securities loaned, at value	49,067
Total liabilities		994,292

Net Assets		$ 16,597,229
Net Assets consist of:
Paid in capital		$ 16,166,007
Undistributed net investment income		19,846
Accumulated undistributed net realized gain (loss) on investments		(71,162)
Net unrealized appreciation (depreciation) on investments		482,538
Net Assets		$ 16,597,229

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	February 28, 2014 (Unaudited)

Investor Class: Net Asset Value, offering price and redemption price per share ($5,604,606 ÷ 485,077 shares)	$ 11.55

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($5,216,088 ÷ 451,486 shares)	$ 11.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,883,781 ÷ 249,606 shares)	$ 11.55

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($870,088 ÷ 75,312 shares)	$ 11.55

Class F: Net Asset Value, offering price and redemption price per share ($2,022,666 ÷ 175,079 shares)	$ 11.55

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended February 28, 2014 (Unaudited)

Investment Income
Dividends		$ 55
Interest		218,140
Income from Fidelity Central Funds		122
Total income		218,317

Expenses
Management fee	$ 4,020
Transfer agent fees	7,959
Independent trustees' compensation	31
Miscellaneous	14
Total expenses before reductions	12,024
Expense reductions	(1,818)	10,206
Net investment income (loss)		208,111
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		5,004
Change in net unrealized appreciation (depreciation) on: Investment securities	259,648
Delayed delivery commitments	(807)
Total change in net unrealized appreciation (depreciation)		258,841
Net gain (loss)		263,845
Net increase (decrease) in net assets resulting from operations		$ 471,956

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2014 (Unaudited)	Year ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 208,111	$ 362,498
Net realized gain (loss)	5,004	4,864
Change in net unrealized appreciation (depreciation)	258,841	(838,760)
Net increase (decrease) in net assets resulting from operations	471,956	(471,398)
Distributions to shareholders from net investment income	(198,236)	(352,310)
Distributions to shareholders from net realized gain	-	(111,187)
Total distributions	(198,236)	(463,497)
Share transactions - net increase (decrease)	256,378	1,405,570
Total increase (decrease) in net assets	530,098	470,675

Net Assets
Beginning of period	16,067,131	15,596,456
End of period (including undistributed net investment income of $19,846 and undistributed net investment income of $9,971, respectively)	$ 16,597,229	$ 16,067,131

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 12.04	$ 11.74	$ 11.67	$ 11.05	$ 10.73
Income from Investment Operations
Net investment income (loss) D	.142	.254	.312	.351	.373	.445
Net realized and unrealized gain (loss)	.183	(.604)	.358	.137	.613	.325
Total from investment operations	.325	(.350)	.670	.488	.986	.770
Distributions from net investment income	(.135)	(.246)	(.305)	(.342)	(.366)	(.450)
Distributions from net realized gain	-	(.084)	(.065)	(.076)	-	-
Total distributions	(.135)	(.330)	(.370)	(.418)	(.366)	(.450)
Net asset value, end of period	$ 11.55	$ 11.36	$ 12.04	$ 11.74	$ 11.67	$ 11.05
Total Return B,C	2.87%	(2.97)%	5.82%	4.32%	9.10%	7.39%
Ratios to Average Net Assets E,G
Expenses before reductions	.22% A	.22%	.22%	.28%	.36%	.45%
Expenses net of fee waivers, if any	.22% A	.22%	.22%	.27%	.32%	.32%
Expenses net of all reductions	.22% A	.22%	.22%	.27%	.32%	.32%
Net investment income (loss)	2.50% A	2.16%	2.63%	3.06%	3.32%	4.16%
Supplemental Data
Net assets, end of period (in millions)	$ 5,605	$ 5,338	$ 5,981	$ 7,287	$ 11,355	$ 10,281
Portfolio turnover rate F	75% A	118%	100%	106%	165%	231% H

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H The portfolio turnover rate excludes liquidations and/or redemptions executed in-kind from Affiliated Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.149	.267	.321	.115
Net realized and unrealized gain (loss)	.183	(.593)	.349	.301
Total from investment operations	.332	(.326)	.670	.416
Distributions from net investment income	(.142)	(.260)	(.315)	(.116)
Distributions from net realized gain	-	(.084)	(.065)	-
Total distributions	(.142)	(.344)	(.380)	(.116)
Net asset value, end of period	$ 11.55	$ 11.36	$ 12.03	$ 11.74
Total Return B,C	2.94%	(2.78)%	5.82%	3.66%
Ratios to Average Net Assets E,H
Expenses before reductions	.17% A	.17%	.17%	.17% A
Expenses net of fee waivers, if any	.10% A	.10%	.12%	.17% A
Expenses net of all reductions	.10% A	.10%	.12%	.17% A
Net investment income (loss)	2.62% A	2.27%	2.73%	3.15% A
Supplemental Data
Net assets, end of period (in millions)	$ 5,216	$ 5,108	$ 4,265	$ 1,533
Portfolio turnover rate F	75% A	118%	100%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.150	.272	.329	.118
Net realized and unrealized gain (loss)	.184	(.594)	.349	.302
Total from investment operations	.334	(.322)	.678	.420
Distributions from net investment income	(.144)	(.264)	(.323)	(.120)
Distributions from net realized gain	-	(.084)	(.065)	-
Total distributions	(.144)	(.348)	(.388)	(.120)
Net asset value, end of period	$ 11.55	$ 11.36	$ 12.03	$ 11.74
Total Return B,C	2.95%	(2.75)%	5.89%	3.69%
Ratios to Average Net Assets E,H
Expenses before reductions	.07% A	.07%	.07%	.07% A
Expenses net of fee waivers, if any	.07% A	.07%	.07%	.07% A
Expenses net of all reductions	.07% A	.07%	.07%	.07% A
Net investment income (loss)	2.65% A	2.31%	2.78%	3.25% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,884	$ 2,766	$ 3,121	$ 1,926
Portfolio turnover rate F	75% A	118%	100%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 12.03	$ 11.74	$ 11.44
Income from Investment Operations
Net investment income (loss) D	.152	.274	.331	.118
Net realized and unrealized gain (loss)	.183	(.594)	.349	.303
Total from investment operations	.335	(.320)	.680	.421
Distributions from net investment income	(.145)	(.266)	(.325)	(.121)
Distributions from net realized gain	-	(.084)	(.065)	-
Total distributions	(.145)	(.350)	(.390)	(.121)
Net asset value, end of period	$ 11.55	$ 11.36	$ 12.03	$ 11.74
Total Return B,C	2.96%	(2.73)%	5.91%	3.70%
Ratios to Average Net Assets E,H
Expenses before reductions	.05% A	.05%	.05%	.05% A
Expenses net of fee waivers, if any	.05% A	.05%	.05%	.05% A
Expenses net of all reductions	.05% A	.05%	.05%	.05% A
Net investment income (loss)	2.67% A	2.33%	2.80%	3.27% A
Supplemental Data
Net assets, end of period (in millions)	$ 870	$ 867	$ 869	$ 682
Portfolio turnover rate F	75% A	118%	100%	106%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 4, 2011 (commencement of sale of shares) to August 31, 2011. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended February 28, 2014	Years ended August 31,
	(Unaudited)	2013	2012	2011	2010 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 12.03	$ 11.74	$ 11.67	$ 11.12
Income from Investment Operations
Net investment income (loss) D	.152	.273	.331	.365	.359
Net realized and unrealized gain (loss)	.183	(.593)	.349	.139	.542
Total from investment operations	.335	(.320)	.680	.504	.901
Distributions from net investment income	(.145)	(.266)	(.325)	(.358)	(.351)
Distributions from net realized gain	-	(.084)	(.065)	(.076)	-
Total distributions	(.145)	(.350)	(.390)	(.434)	(.351)
Net asset value, end of period	$ 11.55	$ 11.36	$ 12.03	$ 11.74	$ 11.67
Total Return B,C	2.96%	(2.73)%	5.91%	4.47%	8.26%
Ratios to Average Net Assets E,H
Expenses before reductions	.05% A	.05%	.05%	.12%	.22% A
Expenses net of fee waivers, if any	.05% A	.05%	.05%	.12%	.22% A
Expenses net of all reductions	.05% A	.05%	.05%	.12%	.22% A
Net investment income (loss)	2.67% A	2.33%	2.80%	3.20%	3.42% A
Supplemental Data
Net assets, end of period (in millions)	$ 2,023	$ 1,988	$ 1,361	$ 634	$ 97
Portfolio turnover rate F	75% A	118%	100%	106%	165%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 24, 2009 (commencement of sale of shares) to August 31, 2010. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended February 28, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Spartan® U.S. Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class, Fidelity Advantage Class, Institutional Class, Fidelity Advantage Institutional Class and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The

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3. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 575,693
Gross unrealized depreciation	(127,906)
Net unrealized appreciation (depreciation) on securities and other investments	$ 447,787

Tax cost	$ 16,832,969

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Repurchase Agreements - continued

balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

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3. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $618,397 and $226,275, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .05% of the Fund's average net assets. In addition, the management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

In addition, under an expense contract, the investment adviser pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

Investor Class	.22%
Fidelity Advantage Class	.17%
Institutional Class	.07%
Fidelity Advantage Institutional Class	.05%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .17%, .12%, .035% and ..015% of average net assets for Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Under the expense contract, Institutional Class pays a portion of the transfer agent fees at an annual rate of .02% of average net assets and Fidelity Advantage Institutional Class does not pay transfer agent fees.

For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Investor Class	$ 4,620
Fidelity Advantage Class	3,060
Institutional Class	279
$ 7,959

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

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7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $71.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse certain classes of the Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. This reimbursement will remain in place through October 31, 2014.

	Expense Limitations	Reimbursement
Fidelity Advantage Class	.10%	$ 1,809

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by four hundred and eleven dollars.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $9.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2014	Year ended August 31, 2013
From net investment income
Investor Class	$ 64,049	$ 115,436
Fidelity Advantage Class	63,194	110,295
Institutional Class	35,014	68,676
Fidelity Advantage Institutional Class	10,979	19,939
Class F	25,000	37,964
Total	$ 198,236	$ 352,310
From net realized gain
Investor Class	$ -	$ 42,819
Fidelity Advantage Class	-	29,986
Institutional Class	-	22,091
Fidelity Advantage Institutional Class	-	5,965
Class F	-	10,326
Total	$ -	$ 111,187

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Investor Class
Shares sold	67,118	162,285	$ 769,241	$ 1,906,998
Reinvestment of distributions	5,540	13,229	63,610	156,261
Shares redeemed	(57,395)	(202,662)	(657,335)	(2,391,825)
Net increase (decrease)	15,263	(27,148)	$ 175,516	$ (328,566)
Fidelity Advantage Class
Shares sold	59,661	234,913	$ 683,234	$ 2,775,194
Reinvestment of distributions	5,337	11,538	61,272	135,969
Shares redeemed	(63,149)	(151,195)	(722,231)	(1,773,340)
Net increase (decrease)	1,849	95,256	$ 22,275	$ 1,137,823
Institutional Class
Shares sold	38,251	69,848	$ 437,791	$ 824,188
Reinvestment of distributions	3,050	7,688	35,014	90,764
Shares redeemed	(35,178)	(93,374)	(402,520)	(1,094,762)
Net increase (decrease)	6,123	(15,838)	$ 70,285	$ (179,810)

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10. Share Transactions - continued

	Shares		Dollars
	Six months ended February 28, 2014	Year ended August 31, 2013	Six months ended February 28, 2014	Year ended August 31, 2013
Fidelity Advantage Institutional Class
Shares sold	12,634	30,008	$ 144,659	$ 352,756
Reinvestment of distributions	956	2,196	10,979	25,904
Shares redeemed	(14,624)	(28,062)	(167,192)	(329,678)
Net increase (decrease)	(1,034)	4,142	$ (11,554)	$ 48,982
Class F
Shares sold	40,138	68,612	$ 459,266	$ 805,470
Reinvestment of distributions	2,177	4,101	25,000	48,290
Shares redeemed	(42,249)	(10,818)	(484,410)	(126,619)
Net increase (decrease)	66	61,895	$ (144)	$ 727,141

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, VIP FundsManager 60% Portfolio was the owner of record of approximately 11% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 24% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan U.S. Bond Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of the fund's investment personnel and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

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The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to a fund's benchmark index, over appropriate time periods, taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Spartan U.S. Bond Index Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective February 1, 2011) that lowered the fund's management fee from 0.22% to 0.05%. The Board considered that the chart reflects the fund's lower management fee for 2011 as if the lower fee were in effect for the entire year. The Board also considered that it had approved an amended and restated management contract for the fund (effective June 1, 2009) that lowered the fund's management fee from 0.32% to 0.22%. The Board considered that the chart reflects the fund's lower management fee for 2009 as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Fidelity Advantage Class, Fidelity Advantage Institutional Class, Institutional Class, and Class F ranked below its competitive median for 2012 and the total expense ratio of Investor Class ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. Lower priced share classes, including Fidelity Advantage Class, represent a large part of the mapped group.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the following classes of the fund to the extent necessary to limit total expenses, with certain exceptions, as follows: Fidelity Advantage Class: 0.17%; Fidelity Advantage Institutional Class: 0.05%; Institutional Class: 0.07%; and Investor Class: 0.22%. These contractual arrangements may not be increased without the approval of the Board. The Board further considered that FMR contractually agreed to reimburse Fidelity Advantage Class of the fund to the extent that total expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of average net assets, exceed 0.10% through October 31, 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although Investor Class was above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

UII-UDV-USAN-0414
1.925932.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 25, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 25, 2014